UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          October 31, 2007

Date of reporting period:         October  31, 2007


ITEM 1.  REPORT TO SHAREHOLDERS
===============================


                                                              [LOGO]
                                                              ----------------
                                                              WELLS  ADVANTAGE
                                                              FARGO  FUNDS
                                                              ----------------

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]     Annual Report
                      October 31, 2007

--------------------------------------------------------------------------------

                      WELLS FARGO ADVANTAGE SPECIALTY FUNDS(SM)

                      o     SPECIALIZED FINANCIAL SERVICES FUND

                      o     SPECIALIZED HEALTH SCIENCES FUND

                      o     SPECIALIZED TECHNOLOGY FUND

WANT TO RECEIVE YOUR ANNUAL AND
SEMI-ANNUAL REPORTS FASTER?

Sign up for e-delivery at
www.wellsfargo.com/advantagefunds,
Keyword: eDocs.

Contents
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS .................................................       2
PERFORMANCE HIGHLIGHTS
Specialized Financial Services Fund ....................................       4
Specialized Health Sciences Fund .......................................      10
Specialized Technology Fund ............................................      16

FUND EXPENSES (UNAUDITED) ..............................................      20

PORTFOLIO OF INVESTMENTS
Specialized Financial Services Fund ....................................      22
Specialized Health Sciences Fund .......................................      27
Specialized Technology Fund ............................................      32

FINANCIAL STATEMENTS
Statements of Assets and Liabilities ...................................      37
Statements of Operations ...............................................      38
Statements of Changes in Net Assets ....................................      40
Financial Highlights ...................................................      42

NOTES TO FINANCIAL STATEMENTS ..........................................      46

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ................      54

OTHER INFORMATION (UNAUDITED) ..........................................      55

LIST OF ABBREVIATIONS ..................................................      58

--------------------------------------------------------------------------------
The views expressed are as of October 31, 2007, and are those of the Fund managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE SPECIALTY FUNDS.

             -------------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
             -------------------------------------------------------

[GRAPHIC OMITTED]

WELLS FARGO
      INVESTMENT HISTORY

1971  INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 120 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

Integrity. Expertise. Solutions.
--------------------------------------------------------------------------------

GUIDED BY A DISTINGUISHED HERITAGE. Since 1852 Wells Fargo has distinguished itself by safely delivering people and their valuables to distant destinations. To meet the needs of a vibrant, expanding nation, the company successfully forged partnerships with local specialists who knew the terrain.

Although much has changed since then, WELLS FARGO ADVANTAGE FUNDS continues to put the same time and effort into selecting independent portfolio management teams who oversee our Funds. It's our way of maintaining this early commitment to integrity and expertise and to providing solutions that help you reach your destination.

INDEPENDENT THINKING. With a primary focus on delivering long-term performance and risk management, our approach offers investors access to the strategic thinking of independent investment teams from 15 different management firms. While each of our teams concentrates on a specific strategy, collectively they provide in-depth knowledge and insight across distinct investment styles.

TIME-TESTED APPROACH. Our teams are chosen for their expertise in particular investment styles and for their consistent, repeatable processes. All remain independent and free to concentrate solely on managing money and producing results. Our strict adherence to this approach provides a consistent focus on long-term results and allows investors to tap into the expertise of leading institutional investment managers to create fully diversified portfolios.

SOLUTIONS FOR EVERY STAGE. WELLS FARGO ADVANTAGE FUNDS provides investors with strategic investment solutions that help navigate the complex and ever-changing investment landscape. Our diverse family of mutual funds includes more than 120 Funds that cover a broad spectrum of investment styles and asset classes, and each Fund has its own disciplined approach to investing.


NOT PART OF THE ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 120 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $149 BILLION IN ASSETS UNDER MANAGEMENT, AS OF OCTOBER 31, 2007.

EQUITY FUNDS
--------------------------------------------------------------------------------
Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund
Diversified Equity Fund
Diversified Small Cap Fund
Dividend Income Fund
Emerging Growth Fund
Emerging Markets Focus Fund
Endeavor Large Cap Fund
Endeavor Select Fund
Enterprise Fund
Equity Income Fund
Equity Index Fund
Equity Value Fund
Growth and Income Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund
Overseas Fund
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Specialized Financial Services Fund
Specialized Health Sciences Fund
Specialized Technology Fund
Strategic Small Cap Value Fund
U.S. Value Fund
Value Fund

BOND FUNDS
--------------------------------------------------------------------------------
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Corporate Bond Fund
Diversified Bond Fund
Government Securities Fund 1
High Income Fund
High Yield Bond Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Government Income Fund 1
Intermediate Tax-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
National Limited-Term Tax-Free Fund
National Tax-Free Fund
Nebraska Tax-Free Fund
Short Duration Government Bond Fund 1
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Ultra-Short Duration Bond Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------
Aggressive Allocation Fund
Asset Allocation Fund
Balanced Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
Life Stage-Aggressive Portfolio
Life Stage-Conservative Portfolio
Life Stage-Moderate Portfolio
WealthBuilder Conservative Allocation Portfolio
WealthBuilder Equity Portfolio
WealthBuilder Growth Allocation Portfolio
WealthBuilder Growth Balanced Portfolio
WealthBuilder Moderate Balanced Portfolio
WealthBuilder Tactical Equity Portfolio
Target Today Fund 2
Target 2010 Fund 2
Target 2015 Fund 2
Target 2020 Fund 2
Target 2025 Fund 2
Target 2030 Fund 2
Target 2035 Fund 2
Target 2040 Fund 2
Target 2045 Fund 2
Target 2050 Fund 2

MONEY MARKET FUNDS
--------------------------------------------------------------------------------
100% Treasury Money Market Fund 1
California Tax-Free Money Market Fund
California Tax-Free Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund 1
Heritage Money Market Fund
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund
Prime Investment Money Market Fund
Treasury Plus Money Market Fund 1

VARIABLE TRUST FUNDS 3
--------------------------------------------------------------------------------
VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

--------------------------------------------------------------------------------

1 The U.S. Government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

2 The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM).

3 The Variable Trust Funds are generally available only through insurance company variable contracts.


NOT PART OF THE ANNUAL REPORT.

2 Wells Fargo Advantage Specialty Funds                   Letter to Shareholders


[PHOTO OMITTED]

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

--------------------------------------------------------------------------------
FOR THE ENTIRE 12-MONTH PERIOD, MID CAP STOCKS WERE THE BEST PERFORMERS, FOLLOWED BY LARGE CAP STOCKS AND THEN SMALL CAP STOCKS. IN TERMS OF LEADERSHIP ROTATION, SMALL CAP STOCKS DOMINATED EARLY IN THE PERIOD, THEN MID CAP STOCKS TOOK THE LEAD, AND FINALLY LARGE CAP STOCKS WERE AHEAD BY THE END OF THE 12-MONTH PERIOD.
--------------------------------------------------------------------------------

Dear Valued Shareholder,

You may have noticed that your annual report for the 12-month period that ended October 31, 2007, has a new look. We would like to call your attention to a few enhancements. First, we have redesigned your annual shareholder report so that Fund performance is at the beginning of the section for each Fund. Second, we have allocated more space for our letter to you and for the portfolio manager discussions of the Funds in each report. Third, you may want to look for "Fund Highlights" at the beginning of each commentary on the page following the Fund's performance. Our goal is to offer you a high-level overview of how the Fund performed followed by a discussion of the details that affected Fund performance, changes made to the Fund, and the portfolio manager's outlook for the Fund. We will continue to provide you with a general overview of the economy and the asset classes that are represented in each report. We hope that you find these improvements helpful and informative.

THE WEAKENING HOUSING MARKET CAPTURED THE ATTENTION OF ECONOMISTS AND INVESTORS DURING THE PERIOD.

Sales of new, single-family residences dropped dramatically during the period. Perhaps the second most talked-about economic event was the growing realization that the subprime mortgage market was beginning to negatively impact the financial and housing sectors of the market.

In response, banks began to tighten their lending practices during the summer and the Fed cut the bank discount lending rate by 50 basis points (100 basis points equals 1.00%), to 5.75%, in mid-August 2007. The bank discount lending rate is what a central bank charges for loans to member banks. Then in September 2007, the Fed took another step toward easing the flow of money available for lending and lowered the federal funds rate by 50 basis points, to 4.75%. This action was followed by the Fed's decision on October 31, 2007, to lower the federal funds rate further to 4.50%. This stabilization of interest rates combined with real Gross Domestic Product growth that averaged between 2% and 3% during the 12-month period provided a positive environment for stocks.

For the entire 12-month period, mid cap stocks were the best performers, followed by large cap stocks and then small cap stocks. In terms of leadership rotation, small cap stocks dominated early in the period, then mid cap stocks took the lead, and finally large cap stocks were ahead by the end of the 12-month period. During this rotation, uncertainty and volatility continued.

In global markets, equity growth was brisk in spite of occasional market corrections. The currency strength of the Euro and the British pound against the U.S. dollar contributed to the United States having a surge in exports. In the credit markets, Europe and Britain experienced some of the same concerns over liquidity as the U.S. credit markets, which resulted in tighter lending practices overseas.

Letter to Shareholders                   Wells Fargo Advantage Specialty Funds 3


THE UNCERTAINTY OF FUTURE FED ACTION COMBINED WITH OTHER MARKET FORCES SUPPORTS OUR BELIEF THAT SUCCESSFUL INVESTING INCLUDES A BALANCED APPROACH OF OWNING A DIVERSIFIED PORTFOLIO WHILE KEEPING A LONG-TERM PERSPECTIVE.

While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 120 Funds that cover a broad spectrum of investment styles and asset classes. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and methodology. We believe that our insistence on seeking investment teams who share our dedication to pursuing consistent long-term results offers you a way to navigate changing market conditions and move forward with your financial planning.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

4 Wells Fargo Advantage Specialty Funds                   Performance Highlights


WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO FUND MANAGERS

Allen J. Ayvazian
Allen Wisniewski, CFA

FUND INCEPTION

July 2, 1962

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF OCTOBER 31, 2007
(EXCLUDING SALES CHARGES)

--------------------------------------------------------------------------------
SPECIALIZED FINANCIAL SERVICES FUND                                      1 YEAR
--------------------------------------------------------------------------------
Class A                                                                  (0.49)%
--------------------------------------------------------------------------------
BENCHMARKS
   S&P Financial Index 1                                                 (2.53)%
   S&P 500 Index 2                                                       14.39
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. NET AND GROSS EXPENSE RATIOS FOR CLASS A SHARES ARE 1.35% AND 1.58%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH FEBRUARY 28, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTMENTS 3
(AS OF OCTOBER 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                WELLS FARGO ADVANTAGE
                 SPECIALIZED FINANCIAL     S&P 500 Financial
                SERVICES FUND - Class A           Index          S&P 500 Index
--------------------------------------------------------------------------------
10/31/1997              $ 9,425                   $10,000            $10,000
11/30/1997              $ 9,730                   $10,395            $10,463
12/31/1997              $10,275                   $10,917            $10,642
 1/31/1998              $ 9,797                   $10,605            $10,760
 2/28/1998              $10,497                   $11,602            $11,535
 3/31/1998              $10,992                   $12,264            $12,125
 4/30/1998              $11,103                   $12,467            $12,247
 5/31/1998              $10,763                   $12,166            $12,037
 6/30/1998              $11,035                   $12,676            $12,526
 7/31/1998              $11,019                   $12,678            $12,393
 8/31/1998              $ 8,583                   $ 9,755            $10,603
 9/30/1998              $ 9,032                   $ 9,951            $11,282
10/31/1998              $ 9,915                   $11,158            $12,199
11/30/1998              $10,300                   $11,919            $12,938
12/31/1998              $10,803                   $12,163            $13,683
 1/31/1999              $10,613                   $12,422            $14,255
 2/28/1999              $10,685                   $12,588            $13,812
 3/31/1999              $10,633                   $13,070            $14,365
 4/30/1999              $11,480                   $13,955            $14,921
 5/31/1999              $10,989                   $13,180            $14,569
 6/30/1999              $11,197                   $13,726            $15,377
 7/31/1999              $10,573                   $12,873            $14,897
 8/31/1999              $10,222                   $12,282            $14,824
 9/30/1999              $ 9,979                   $11,643            $14,418
10/31/1999              $11,317                   $13,587            $15,330
11/30/1999              $10,672                   $12,920            $15,641
12/31/1999              $ 9,890                   $12,664            $16,562
 1/31/2000              $ 9,624                   $12,264            $15,730
 2/29/2000              $ 8,496                   $10,936            $15,433
 3/31/2000              $ 9,734                   $12,965            $16,941
 4/30/2000              $ 9,353                   $12,557            $16,432
 5/31/2000              $10,123                   $13,399            $16,096
 6/30/2000              $ 9,204                   $12,587            $16,492
 7/31/2000              $ 9,682                   $13,888            $16,235
 8/31/2000              $10,770                   $15,221            $17,243
 9/30/2000              $10,943                   $15,583            $16,333
10/31/2000              $10,962                   $15,514            $16,263
11/30/2000              $10,754                   $14,600            $14,982
12/31/2000              $11,961                   $15,919            $15,056
 1/31/2001              $12,188                   $15,875            $15,589
 2/28/2001              $11,721                   $14,833            $14,169
 3/31/2001              $11,349                   $14,386            $13,272
 4/30/2001              $11,493                   $14,921            $14,302
 5/31/2001              $12,107                   $15,523            $14,398
 6/30/2001              $12,169                   $15,517            $14,048
 7/31/2001              $12,210                   $15,266            $13,910
 8/31/2001              $11,661                   $14,335            $13,040
 9/30/2001              $11,100                   $13,489            $11,987
10/31/2001              $10,622                   $13,238            $12,216
11/30/2001              $11,316                   $14,184            $13,152
12/31/2001              $11,615                   $14,494            $13,268
 1/31/2002              $11,637                   $14,268            $13,074
 2/28/2002              $11,586                   $14,060            $12,822
 3/31/2002              $12,407                   $14,995            $13,304
 4/30/2002              $12,342                   $14,595            $12,498
 5/31/2002              $12,305                   $14,571            $12,406
 6/30/2002              $11,893                   $13,879            $11,523
 7/31/2002              $10,962                   $12,778            $10,625
 8/31/2002              $11,213                   $13,040            $10,694
 9/30/2002              $10,111                   $11,515            $ 9,533
10/31/2002              $10,248                   $12,557            $10,371
11/30/2002              $10,438                   $13,073            $10,981
12/31/2002              $10,025                   $12,372            $10,336
 1/31/2003              $ 9,833                   $12,166            $10,066
 2/28/2003              $ 9,642                   $11,786            $ 9,915
 3/31/2003              $ 9,656                   $11,740            $10,010
 4/30/2003              $10,646                   $13,178            $10,835
 5/31/2003              $11,279                   $13,874            $11,405
 6/30/2003              $11,389                   $13,909            $11,551
 7/31/2003              $11,719                   $14,547            $11,755
 8/31/2003              $11,719                   $14,401            $11,984
 9/30/2003              $11,741                   $14,497            $11,857
10/31/2003              $12,513                   $15,495            $12,527
11/30/2003              $12,568                   $15,453            $12,637
12/31/2003              $12,948                   $16,212            $13,300
 1/31/2004              $13,287                   $16,728            $13,544
 2/29/2004              $13,693                   $17,171            $13,732
 3/31/2004              $13,515                   $17,002            $13,525
 4/30/2004              $12,734                   $16,217            $13,313
 5/31/2004              $12,972                   $16,516            $13,495
 6/30/2004              $12,957                   $16,597            $13,757
 7/31/2004              $12,821                   $16,257            $13,302
 8/31/2004              $13,025                   $16,804            $13,356
 9/30/2004              $13,045                   $16,660            $13,500
10/31/2004              $13,147                   $16,745            $13,706
11/30/2004              $13,488                   $17,240            $14,261
12/31/2004              $13,895                   $17,977            $14,746
 1/31/2005              $13,601                   $17,589            $14,385
 2/28/2005              $13,527                   $17,496            $14,688
 3/31/2005              $13,148                   $16,831            $14,428
 4/30/2005              $12,964                   $16,849            $14,154
 5/31/2005              $13,296                   $17,311            $14,604
 6/30/2005              $13,555                   $17,559            $14,625
 7/31/2005              $13,851                   $17,836            $15,169
 8/31/2005              $13,555                   $17,524            $15,030
 9/30/2005              $13,742                   $17,686            $15,152
10/31/2005              $14,113                   $18,245            $14,899
11/30/2005              $14,708                   $19,100            $15,462
12/31/2005              $14,730                   $19,142            $15,468
 1/31/2006              $14,963                   $19,314            $15,877
 2/28/2006              $15,235                   $19,704            $15,920
 3/31/2006              $15,251                   $19,762            $16,118
 4/30/2006              $15,797                   $20,618            $16,335
 5/31/2006              $15,251                   $19,859            $15,865
 6/30/2006              $15,060                   $19,737            $15,886
 7/31/2006              $15,451                   $20,227            $15,984
 8/31/2006              $15,529                   $20,461            $16,364
 9/30/2006              $16,198                   $21,314            $16,785
10/31/2006              $16,629                   $21,831            $17,332
11/30/2006              $16,708                   $21,967            $17,661
12/31/2006              $17,482                   $22,815            $17,909
 1/31/2007              $17,482                   $23,017            $18,180
 2/28/2007              $16,972                   $22,331            $17,825
 3/31/2007              $16,891                   $22,166            $18,024
 4/30/2007              $17,572                   $23,083            $18,822
 5/31/2007              $17,997                   $23,614            $19,478
 6/30/2007              $17,286                   $22,635            $19,150
 7/31/2007              $15,963                   $20,870            $18,553
 8/31/2007              $16,091                   $21,193            $18,823
 9/30/2007              $16,634                   $21,671            $19,520
10/31/2007              $16,548                   $21,279            $19,827

--------------------------------------------------------------------------------
1 The S&P Financial Index is a market capitalization-weighted index of companies involved in activities such as banking, consumer finance, investment banking and brokerage, asset management, insurance and investment, and real estate, including REITS. You cannot invest directly in an Index.

2 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

3 The chart compares the performance of the WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND Class A for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

Performance Highlights                   Wells Fargo Advantage Specialty Funds 5

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o The Fund, which concentrates its investments in the financial sector, was impacted by the relative weakness of financial stocks; this contributed to the Fund's underperformance.

o The difference in return between the Fund, which invests in financial stocks, and the S&P 500 Index reflects the weakness of financial stocks relative to other economic sectors. However, reflective of a conservative strategy, the Fund's return was more than 2 percentage points better than that of the S&P Financial Index, which declined 2.53%.

o With an eye on the economic environment, we continuously monitored the fundamentals of the financial sector's companies to make new purchases and to sell some holdings, particularly in regional banks.

DESPITE A DIFFICULT ENVIRONMENT FOR FINANCIAL STOCKS, OUR CONSERVATIVE INVESTMENT STRATEGY HELPED THE FUND OUTPACE THE S&P FINANCIAL INDEX BY MORE THAN 2 PERCENTAGE POINTS.

There were several reasons for this difficult environment. Slowing economic conditions resulted in credit quality deterioration after a long period of low credit losses. This credit weakness was concentrated in residential real estate, especially related to subprime mortgages, but also included defaults in auto loans and credit cards. Also, many securitized loans with initial AAA credit ratings were downgraded, creating liquidity issues and mark-to-market losses.

Financial stock price weakness was broad based. Banks, mortgage-related companies, and investment banking and brokerage houses suffered the most, while real estate investment trusts (REITs) were affected to a lesser extent. Companies with limited exposure to the credit cycle (insurance, asset management, and trust and custody banks) performed better. The Fund's strategy of diversification allowed it to be well-represented in these better-performing sectors while being relatively underrepresented in the weaker sectors.

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 4,5
(AS OF OCTOBER 31, 2007)
--------------------------------------------------------------------------------
Bank of America Corporation                                               8.44%
--------------------------------------------------------------------------------
Citigroup Incorporated                                                    7.34%
--------------------------------------------------------------------------------
JPMorgan Chase & Company                                                  6.59%
--------------------------------------------------------------------------------
Goldman Sachs Group Incorporated                                          5.15%
--------------------------------------------------------------------------------
American International Group Incorporated                                 4.50%
--------------------------------------------------------------------------------
Hartford Financial Services Group Incorporated                            3.59%
--------------------------------------------------------------------------------
Bank of New York Mellon Corporation                                       3.29%
--------------------------------------------------------------------------------
American Express Company                                                  3.11%
--------------------------------------------------------------------------------
Prudential Financial Incorporated                                         3.11%
--------------------------------------------------------------------------------
Morgan Stanley                                                            3.01%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4 Equity holdings and industry distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and industry distribution.

5 The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

6 Wells Fargo Advantage Specialty Funds                   Performance Highlights

--------------------------------------------------------------------------------

LIFE INSURANCE HOLDINGS WERE THE STRONGEST PERFORMERS FOR THE FUND.

Prudential Financial and Manulife were helped by their international operations, and National Financial Partners benefited from acquisitions; all registered gains of more than 25%. Among asset managers, Invesco and Federated were the strongest performers; they benefited from relatively good asset inflows. All three of the Fund's holdings in trust and custody banks (Bank of New York, Northern Trust, and State Street) returned better than 20%, as earnings were helped by strong domestic and international markets.

Even within the weaker financial industries, several of the Fund's investments performed well. Goldman Sachs, one of the largest holdings in the Fund, returned over 30%, as it was able to achieve record profitability with a stronger emphasis on the equity markets relative to its peers. Compass Bancshares was acquired by a Spanish bank, pushing the stock price up approximately 25% over the period. Prologis, a REIT, increased 13% in price, in part due to its successful international expansion.

--------------------------------------------------------------------------------
INDUSTRY DISTRIBUTION 4
(AS OF OCTOBER 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Depository Institutions                                                    (42%)
Holding & Other Investment Offices                                          (2%)
Insurance Agents, Brokers & Services                                        (1%)
Insurance Carriers                                                         (26%)
Non-Depository Credit Institutions                                         (11%)
Security & Commodity Brokers, Dealers, Exchanges & Services                (18%)

New purchases in the Fund were based on fundamental factors, such as a company's price-to-book ratio, price-to-earnings ratio, capital adequacy, and credit quality, which we believe will result in attractive long-term returns. The Fund invested in Federated Investors, an asset manager with a major product emphasis in money market funds. During volatile markets, money market funds normally experience strong inflows, which should benefit Federated's earnings. The Fund invested in ING, a large Holland-based company that emphasizes banking and insurance. ING is geographically diverse and has strong credit quality, attractive dividend yield, and favorable valuation relative to its peers in the United States. The Fund also invested in People's United Financial, a Connecticut-based bank with very high credit quality and a very strong capital position. Sales were made to reduce some of the Fund's larger exposures, especially to regional banks.

WE EXPECT NEAR-TERM PRICE VOLATILITY TO CONTINUE AS COMPANIES ADJUST TO A WEAKER CREDIT ENVIRONMENT; HOWEVER, IN THE LONGER TERM, WE BELIEVE THAT FINANCIAL STOCKS WILL BE STRONG PERFORMERS.

The recent uncertainty that we have seen in the financial sector has reminded us of two other difficult periods: the commercial real estate market losses in 1990 and the collapse of the Long-Term Capital Management hedge fund in 1998. In both situations, financial stocks experienced significant and rapid near-term declines, such as we are experiencing today. But over time, those losses were recouped and substantial gains were made.

Performance Highlights                   Wells Fargo Advantage Specialty Funds 7

--------------------------------------------------------------------------------

We believe that the credit trends will remain weak compared to the strength we've seen in recent years with abnormally low losses. A steepening of the yield curve, however, should help to offset these credit concerns. The Fed has already reduced the federal funds rate by 0.75%, and we believe that more cuts will be made. Financial stocks usually perform well during periods of Fed easing. In addition, valuation for financial stocks is very reasonable both on a price-to-book and on a price-to-earnings basis, with some companies trading under tangible book value.

The portfolio has been conservatively structured with the intention of benefiting relative returns during market weakness. However, we believe that the financial sector will recover, and we will realign the portfolio where needed to enhance the upside potential.

8 Wells Fargo Advantage Specialty Funds                   Performance Highlights

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 6 (%) (AS OF OCTOBER 31, 2007)

--------------------------------------------------------------------------------------------------------------------------
SPECIALIZED FINANCIAL               Including Sales Charge                 Excluding Sales Charge           Expense Ratio
SERVICES FUND               6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year  10 Year   Gross 7   Net 8
--------------------------------------------------------------------------------------------------------------------------
Class A (SIFEX)              (11.24)    (6.21)    8.76      5.17      (5.83)    (0.49)   10.06     5.79     1.58%    1.35%
--------------------------------------------------------------------------------------------------------------------------
Class B (SIFBX)              (11.22)    (6.27)    8.92      4.87      (6.22)    (1.27)    9.20     4.87     2.33%    2.10%
--------------------------------------------------------------------------------------------------------------------------
Class C (SIFCX)               (7.46)    (2.25)    9.23      4.82      (6.46)    (1.25)    9.23     4.82     2.33%    2.10%
--------------------------------------------------------------------------------------------------------------------------
BENCHMARKS
--------------------------------------------------------------------------------------------------------------------------
   S&P Financial Index 1                                              (7.81)    (2.53)   11.13     7.84
--------------------------------------------------------------------------------------------------------------------------
   S&P 500 Index 2                                                     5.34     14.39    13.84     7.08
--------------------------------------------------------------------------------------------------------------------------

* Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to financial services sector risk and small company investment risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
6 Performance shown prior to the inception of the Class B and Class C shares reflects the performance of the Class A shares, adjusted to reflect Class B and Class C sales charges and expenses.

7 Reflects the gross expense ratio as stated in the March 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

8 The investment adviser has contractually committed through February 28, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without these reductions, the Fund's returns would have been lower.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

10 Wells Fargo Advantage Specialty Funds                  Performance Highlights


WELLS FARGO ADVANTAGE SPECIALIZED HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE SPECIALIZED HEALTH SCIENCES FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

RCM Capital Management, LLC

PORTFOLIO MANAGER

Michael Dauchot, M.D.

FUND INCEPTION

April 02, 2001

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF OCTOBER 31, 2007
(EXCLUDING SALES CHARGES)

--------------------------------------------------------------------------------
SPECIALIZED HEALTH SCIENCES FUND                                      1 YEAR
--------------------------------------------------------------------------------
Class A                                                                11.23%
--------------------------------------------------------------------------------
BENCHMARKS
   MSCI/World Health Care Index 1                                       6.52%
   S&P 500 Index 2                                                     14.39%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. NET AND GROSS EXPENSE RATIOS FOR CLASS A SHARES ARE 1.65% AND 2.27%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH FEBRUARY 28, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTMENTS 3
(AS OF OCTOBER 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             WELLS FARGO ADVANTAGE
                  SPECIALIZED
             HEALTH SCIENCES FUND -   MSCI/World Health
                    Class A              Care Index       S&P 500 Index
--------------------------------------------------------------------------------
  4/2/2001          $ 9,425                 $10,000          $10,000
 4/30/2001          $ 9,991                 $10,400          $10,913
 5/31/2001          $10,481                 $10,490          $10,986
 6/30/2001          $10,283                 $10,171          $10,719
 7/31/2001          $ 9,943                 $10,569          $10,613
 8/31/2001          $ 9,670                 $10,196          $ 9,950
 9/30/2001          $ 9,142                 $10,386          $ 9,146
10/31/2001          $ 9,500                 $10,253          $ 9,321
11/30/2001          $ 9,925                 $10,500          $10,036
12/31/2001          $10,028                 $10,260          $10,124
 1/31/2002          $ 9,538                 $10,019          $ 9,976
 2/28/2002          $ 9,406                 $10,183          $ 9,784
 3/31/2002          $ 9,614                 $10,217          $10,151
 4/30/2002          $ 8,973                 $ 9,831          $ 9,536
 5/31/2002          $ 8,671                 $ 9,601          $ 9,466
 6/30/2002          $ 7,983                 $ 8,962          $ 8,792
 7/31/2002          $ 7,559                 $ 8,540          $ 8,107
 8/31/2002          $ 7,597                 $ 8,545          $ 8,160
 9/30/2002          $ 7,361                 $ 8,079          $ 7,274
10/31/2002          $ 7,568                 $ 8,523          $ 7,914
11/30/2002          $ 7,597                 $ 8,634          $ 8,379
12/31/2002          $ 7,417                 $ 8,415          $ 7,887
 1/31/2003          $ 7,531                 $ 8,313          $ 7,681
 2/28/2003          $ 7,436                 $ 8,092          $ 7,565
 3/31/2003          $ 7,729                 $ 8,324          $ 7,638
 4/30/2003          $ 8,030                 $ 8,780          $ 8,268
 5/31/2003          $ 8,718                 $ 9,032          $ 8,703
 6/30/2003          $ 9,180                 $ 9,305          $ 8,814
 7/31/2003          $ 9,284                 $ 9,194          $ 8,969
 8/31/2003          $ 8,973                 $ 8,912          $ 9,144
 9/30/2003          $ 8,963                 $ 9,112          $ 9,047
10/31/2003          $ 9,076                 $ 9,254          $ 9,559
11/30/2003          $ 9,302                 $ 9,485          $ 9,643
12/31/2003          $ 9,557                 $10,057          $10,148
 1/31/2004          $ 9,915                 $10,230          $10,334
 2/29/2004          $10,188                 $10,313          $10,478
 3/31/2004          $10,226                 $10,005          $10,320
 4/30/2004          $10,358                 $10,319          $10,158
 5/31/2004          $10,311                 $10,358          $10,297
 6/30/2004          $10,198                 $10,308          $10,497
 7/31/2004          $ 9,651                 $ 9,921          $10,150
 8/31/2004          $ 9,830                 $10,094          $10,191
 9/30/2004          $ 9,887                 $10,029          $10,301
10/31/2004          $ 9,830                 $ 9,917          $10,458
11/30/2004          $10,075                 $10,105          $10,881
12/31/2004          $10,719                 $10,660          $11,252
 1/31/2005          $10,398                 $10,282          $10,976
 2/28/2005          $10,096                 $10,635          $11,207
 3/31/2005          $ 9,898                 $10,588          $11,009
 4/30/2005          $10,247                 $11,030          $10,800
 5/31/2005          $10,417                 $11,131          $11,143
 6/30/2005          $10,370                 $11,025          $11,159
 7/31/2005          $10,672                 $11,308          $11,574
 8/31/2005          $10,710                 $11,341          $11,469
 9/30/2005          $10,719                 $11,431          $11,562
10/31/2005          $10,568                 $11,220          $11,369
11/30/2005          $10,691                 $11,310          $11,798
12/31/2005          $10,912                 $11,620          $11,802
 1/31/2006          $11,242                 $11,869          $12,115
 2/28/2006          $11,339                 $11,869          $12,148
 3/31/2006          $11,222                 $11,982          $12,299
 4/30/2006          $10,766                 $11,964          $12,464
 5/31/2006          $10,358                 $11,785          $12,106
 6/30/2006          $10,407                 $11,863          $12,122
 7/31/2006          $10,698                 $12,315          $12,196
 8/31/2006          $10,873                 $12,616          $12,486
 9/30/2006          $10,882                 $12,630          $12,808
10/31/2006          $11,086                 $12,738          $13,225
11/30/2006          $11,009                 $12,748          $13,476
12/31/2006          $10,949                 $12,836          $13,665
 1/31/2007          $11,247                 $13,081          $13,872
 2/28/2007          $11,019                 $12,953          $13,601
 3/31/2007          $11,058                 $12,962          $13,753
 4/30/2007          $11,734                 $13,677          $14,362
 5/31/2007          $11,962                 $13,696          $14,862
 6/30/2007          $11,605                 $13,299          $14,612
 7/31/2007          $11,396                 $12,881          $14,157
 8/31/2007          $11,754                 $13,076          $14,363
 9/30/2007          $12,042                 $13,500          $14,895
10/31/2007          $12,320                 $13,569          $15,128

--------------------------------------------------------------------------------
1 The Morgan Stanley Capital International (MSCI) World Health Care Index is an unmanaged market-weighted index composed of securities traded in 22 of the world's most developed countries. Securities are listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand, and the Far East. The health care sector consists of several industry groups including health care equipment and services, pharmaceuticals and biotechnology. You cannot invest directly in an Index.

2 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

Performance Highlights                  Wells Fargo Advantage Specialty Funds 11

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o     The Fund outperformed its benchmark but lagged behind the S&P 500 Index.

o Health care services companies in general contributed to performance, including Express Scripts and CVS Caremark, which both benefited from the strong trends in the pharmacy benefit management (PBM) area.

o The Fund's increased weighting in Cardinal Health and new positions in Coley Pharmaceutical, Nuvelo, and XTENT all detracted from performance.

ON BALANCE, SOLID STOCK SELECTION AND CAREFUL SECTOR ALLOCATION CONTRIBUTED TO FUND PERFORMANCE.

The Fund's positions in the biotechnology subsector helped performance during the period. For example, Celgene rose during the third quarter of 2007 in the wake of strong second-quarter results and good prospects for the use of Revlimid. The drug is a first-line therapy for multiple myeloma. Alexion Pharmaceuticals posted strong second-quarter results, and its flagship drug, Solaris, was approved by the Food and Drug Administration (FDA) with a very favorable label and had a very successful launch. Performance in biotechnology was partially offset by Nuvelo and Theravance. Finally, the Fund's holding in Theravance fell and detracted from performance on news that GSK did not exercise its option to buy the marketing rights to one of its key developmental drugs.

In pharmaceuticals, the Fund's underweight position in Novartis was a help to the Fund's relative performance because the company had several setbacks among the drugs that it was developing, including Galvus, which is its new drug for diabetes. Another top performer was Schering-Plough, which announced strong financial results earlier in the year due to robust sales of its lead cholesterol-lowering drug Vytorin, as well as better than expected operating margin expansion. Also noteworthy was the absolute contribution from Merck. Strong financial results as well as waning fears about liability risk for Vioxx drove stock appreciation.

--------------------------------------------------------------------------------
3 The chart compares the performance of the WELLS FARGO ADVANTAGE SPECIALIZED HEALTH SCIENCES FUND Class A shares for the life of the Fund with the MSCI/World Health Care Index and S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

12 Wells Fargo Advantage Specialty Funds                  Performance Highlights

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 4,5
(AS OF OCTOBER 31, 2007)
--------------------------------------------------------------------------------
Merck & Company Incorporated                                              7.57%
--------------------------------------------------------------------------------
Schering-Plough Corporation                                               5.12%
--------------------------------------------------------------------------------
Thermo Fisher Scientific Incorporated                                     4.63%
--------------------------------------------------------------------------------
Stryker Corporation                                                       4.47%
--------------------------------------------------------------------------------
Abbott Laboratories                                                       4.03%
--------------------------------------------------------------------------------
Celgene Corporation                                                       4.02%
--------------------------------------------------------------------------------
Humana Incorporated                                                       3.82%
--------------------------------------------------------------------------------
Cardinal Health Incorporated                                              3.54%
--------------------------------------------------------------------------------
Express Scripts Incorporated                                              3.45%
--------------------------------------------------------------------------------
St. Jude Medical Incorporated                                             3.41%
--------------------------------------------------------------------------------

Among medical technology holdings, Kyphon and Thermo Fisher Scientific were the top contributors. The Fund's position in Kyphon significantly contributed to performance. Medtronic, which is also a holding in the Fund, announced its intention to purchase the company at $71 a share, which represented a 32% premium to its closing price on July 26, 2007. Kyphon is one of the few pure plays in medical devices for spine surgery and, as such, was an attractive acquisition candidate. Thermo Electron acquired Fisher Scientific in November 2006, which created promising operational synergies. Also, the company posted solid financial results in a health care subsector that is enjoying healthy fundamentals.

Health care services companies in general contributed to performance, including Express Scripts and CVS Caremark, which both benefited from the strong trends in the PBM area. The CVS-Caremark merger has also performed well in terms of synergies and preserving Caremark's strong position in the PBM market. There was some concern initially that Caremark might lose some key accounts in the wake of the company's reorganization.

IN TERMS OF SUBSECTOR ALLOCATION, THE FUND DECREASED ITS PHARMACEUTICAL HOLDINGS DURING THE PERIOD AND MOVED INTO HEALTH CARE SERVICE STOCKS.

--------------------------------------------------------------------------------
INDUSTRY DISTRIBUTION 4
(AS OF OCTOBER 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Biopharmaceuticals                                                        (19%)
Business Services                                                          (1%)
Chemicals & Allied Products                                               (24%)
Engineering, Accounting, Research Management & Related Services            (2%)
Health Services                                                            (7%)
Insurance Agents, Brokers & Services                                       (4%)
Insurance Carriers                                                         (2%)
Measuring, Analyzing & Controlling Instruments                             (9%)
Medical Equipment & Supplies                                               (8%)
Medical Management Services                                                (5%)
Medical Products                                                          (16%)
Miscellaneous Retail                                                       (3%)

The Fund increased its position in Schering-Plough and Shire PLC throughout the period, which contributed positively to Fund performance. Several stocks that were added to the Fund during the period contributed to performance. The Fund's new positions in the biotech companies Regeneron, Onyxx, and BioMarin helped, as did the addition of the medtech company Thermo Fischer Scientific, which became a top-ten holding during the third quarter of 2007. In contrast, the Fund's increased weighting in Cardinal Health and new positions in Coley Pharmaceutical, Nuvelo, and XTENT all detracted from performance. The Fund decreased its position in Johnson & Johnson during the period, which hurt performance.

--------------------------------------------------------------------------------
4 Equity holdings and industry distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and industry distribution.

5 The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

Performance Highlights                  Wells Fargo Advantage Specialty Funds 13

--------------------------------------------------------------------------------

THE SUBPRIME HOME MORTGAGE CRISIS HAS CLEARLY RIPPLED ACROSS ALL INDUSTRIES, AND VOLATILITY IN THE EQUITY MARKETS SEEMS PARTICULARLY ACUTE.

During the past year, it has been unusual to see 10% moves in high-growth stocks when one considers that there have been only modest changes in fundamentals. That said, we believe that health care is a relatively safe haven. For example, dampened consumer demand for discretionary items should in theory affect the aesthetic industry, but so far, we have not observed a disruption in demand for products like Botox.

At the regulatory level, the FDA has clearly taken on a more conservative approach to the approval of new drugs. In particular, the FDA appears to have placed a higher hurdle for approval of drugs where the incremental benefit over drugs already on the market is not great. Therefore, we will exercise caution around small-cap biotech and pharmaceutical companies whose potential success depend on FDA approval of a single product.

14 Wells Fargo Advantage Specialty Funds                  Performance Highlights

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF OCTOBER 31, 2007)

------------------------------------------------------------------------------------------------------------------------------------
SPECIALIZED HEALTH                           Including Sales Charge                   Excluding Sales Charge           Expense Ratio
SCIENCES FUND                       6 Months*  1 Year  5 Year  Life of Fund  6 Months*  1 Year  5 Year  Life of Fund  Gross 6  Net 7
------------------------------------------------------------------------------------------------------------------------------------
Class A (WFHAX)                       (1.04)    4.83    8.94       3.22        5.00     11.23    10.24       4.15      2.27%   1.65%
------------------------------------------------------------------------------------------------------------------------------------
Class B (WFHBX)                       (0.29)    5.43    9.15       3.38        4.71     10.43     9.43       3.38      3.02%   2.40%
------------------------------------------------------------------------------------------------------------------------------------
Class C (WFHCX)                        3.71     9.42    9.42       3.39        4.71     10.42     9.42       3.39      3.00%   2.40%
------------------------------------------------------------------------------------------------------------------------------------
BENCHMARKS
------------------------------------------------------------------------------------------------------------------------------------
   MSCI/World Health Care Index 1                                             (0.79)     6.52     9.75       4.75
------------------------------------------------------------------------------------------------------------------------------------
   S&P 500 Index 2                                                             5.34     14.39    13.84       6.52
------------------------------------------------------------------------------------------------------------------------------------

* Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk, health sciences sector risk, nondiversification risk and small company investment risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
6 Reflects the gross expense ratio as stated in the March 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

7 The investment adviser has contractually committed through February 28, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without these reductions, the Fund's returns would have been lower.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

16 Wells Fargo Advantage Specialty Funds                  Performance Highlights


WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

RCM Capital Management, LLC

PORTFOLIO MANAGERS

Huachen Chen, CFA
Walter C. Price, Jr., CFA

FUND INCEPTION

September 18, 2000

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF OCTOBER 31, 2007
(EXCLUDING SALES CHARGES)
--------------------------------------------------------------------------------
SPECIALIZED TECHNOLOGY FUND                                             1 YEAR
--------------------------------------------------------------------------------
Class A                                                                  43.67%
--------------------------------------------------------------------------------
BENCHMARKS
   Goldman Sachs Technology Index 1                                      28.34%
   S&P 500 Index 2                                                       14.39%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. NET AND GROSS EXPENSE RATIOS FOR CLASS A SHARES ARE 1.75% AND 1.83%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH FEBRUARY 28, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTMENTS 3
(AS OF OCTOBER 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                WELLS FARGO         WELLS FARGO
                 ADVANTAGE           ADVANTAGE
                SPECIALIZED         SPECIALIZED
             TECHNOLOGY FUND -   TECHNOLOGY FUND -     Goldman Sachs   S&P 500
                  Class A             Class Z        Technology Index   Index
--------------------------------------------------------------------------------
 9/18/2000         $9,425             $10,000            $10,000       $10,000
 9/30/2000         $9,529             $10,109            $ 9,525       $ 9,948
10/31/2000         $8,426             $ 8,938            $ 8,805       $ 9,906
11/30/2000         $6,909             $ 7,328            $ 6,788       $ 9,125
12/31/2000         $6,437             $ 6,827            $ 6,205       $ 9,170
 1/31/2001         $6,795             $ 7,206            $ 7,223       $ 9,495
 2/28/2001         $5,014             $ 5,316            $ 5,220       $ 8,630
 3/31/2001         $4,326             $ 4,586            $ 4,494       $ 8,083
 4/30/2001         $4,637             $ 4,915            $ 5,351       $ 8,711
 5/31/2001         $4,373             $ 4,635            $ 5,137       $ 8,770
 6/30/2001         $4,232             $ 4,484            $ 5,150       $ 8,556
 7/31/2001         $3,827             $ 4,054            $ 4,783       $ 8,472
 8/31/2001         $3,327             $ 3,525            $ 4,159       $ 7,942
 9/30/2001         $2,846             $ 3,015            $ 3,318       $ 7,301
10/31/2001         $3,261             $ 3,454            $ 3,850       $ 7,440
11/30/2001         $3,789             $ 4,012            $ 4,505       $ 8,011
12/31/2001         $3,968             $ 4,202            $ 4,425       $ 8,081
 1/31/2002         $3,817             $ 4,041            $ 4,420       $ 7,963
 2/28/2002         $3,252             $ 3,442            $ 3,829       $ 7,809
 3/31/2002         $3,582             $ 3,791            $ 4,101       $ 8,103
 4/30/2002         $3,167             $ 3,352            $ 3,598       $ 7,612
 5/31/2002         $2,950             $ 3,122            $ 3,451       $ 7,556
 6/30/2002         $2,686             $ 2,842            $ 2,962       $ 7,018
 7/31/2002         $2,432             $ 2,573            $ 2,662       $ 6,471
 8/31/2002         $2,375             $ 2,512            $ 2,627       $ 6,514
 9/30/2002         $2,102             $ 2,223            $ 2,157       $ 5,806
10/31/2002         $2,432             $ 2,572            $ 2,628       $ 6,317
11/30/2002         $2,714             $ 2,870            $ 3,087       $ 6,688
12/31/2002         $2,328             $ 2,461            $ 2,636       $ 6,296
 1/31/2003         $2,337             $ 2,471            $ 2,613       $ 6,131
 2/28/2003         $2,319             $ 2,451            $ 2,651       $ 6,039
 3/31/2003         $2,300             $ 2,430            $ 2,620       $ 6,097
 4/30/2003         $2,573             $ 2,719            $ 2,893       $ 6,599
 5/31/2003         $3,025             $ 3,197            $ 3,215       $ 6,947
 6/30/2003         $3,205             $ 3,386            $ 3,206       $ 7,035
 7/31/2003         $3,421             $ 3,614            $ 3,390       $ 7,160
 8/31/2003         $3,648             $ 3,853            $ 3,623       $ 7,299
 9/30/2003         $3,704             $ 3,912            $ 3,569       $ 7,222
10/31/2003         $4,090             $ 4,319            $ 3,916       $ 7,630
11/30/2003         $4,053             $ 4,279            $ 3,990       $ 7,697
12/31/2003         $4,015             $ 4,239            $ 4,051       $ 8,100
 1/31/2004         $4,298             $ 4,537            $ 4,241       $ 8,249
 2/29/2004         $4,156             $ 4,387            $ 4,119       $ 8,364
 3/31/2004         $4,147             $ 4,376            $ 4,005       $ 8,238
 4/30/2004         $3,921             $ 4,137            $ 3,771       $ 8,108
 5/31/2004         $4,147             $ 4,375            $ 3,979       $ 8,219
 6/30/2004         $4,279             $ 4,514            $ 4,075       $ 8,379
 7/31/2004         $3,808             $ 4,016            $ 3,689       $ 8,102
 8/31/2004         $3,695             $ 3,896            $ 3,502       $ 8,134
 9/30/2004         $3,893             $ 4,105            $ 3,623       $ 8,223
10/31/2004         $4,270             $ 4,502            $ 3,815       $ 8,348
11/30/2004         $4,590             $ 4,839            $ 4,028       $ 8,686
12/31/2004         $4,741             $ 4,997            $ 4,155       $ 8,981
 1/31/2005         $4,364             $ 4,599            $ 3,880       $ 8,761
 2/28/2005         $4,373             $ 4,609            $ 3,884       $ 8,946
 3/31/2005         $4,279             $ 4,509            $ 3,789       $ 8,787
 4/30/2005         $4,109             $ 4,330            $ 3,595       $ 8,621
 5/31/2005         $4,505             $ 4,747            $ 3,918       $ 8,895
 6/30/2005         $4,420             $ 4,658            $ 3,841       $ 8,908
 7/31/2005         $4,543             $ 4,787            $ 4,100       $ 9,239
 8/31/2005         $4,647             $ 4,886            $ 4,065       $ 9,155
 9/30/2005         $4,910             $ 5,174            $ 4,105       $ 9,229
10/31/2005         $4,901             $ 5,164            $ 4,032       $ 9,075
11/30/2005         $5,033             $ 5,303            $ 4,298       $ 9,418
12/31/2005         $5,127             $ 5,403            $ 4,219       $ 9,421
 1/31/2006         $5,504             $ 5,800            $ 4,375       $ 9,670
 2/28/2006         $5,250             $ 5,522            $ 4,303       $ 9,697
 3/31/2006         $5,476             $ 5,760            $ 4,399       $ 9,817
 4/30/2006         $5,448             $ 5,730            $ 4,370       $ 9,949
 5/31/2006         $4,920             $ 5,174            $ 4,045       $ 9,663
 6/30/2006         $4,788             $ 5,035            $ 3,988       $ 9,676
 7/31/2006         $4,609             $ 4,846            $ 3,817       $ 9,735
 8/31/2006         $4,882             $ 5,134            $ 4,111       $ 9,967
 9/30/2006         $4,986             $ 5,244            $ 4,275       $10,223
10/31/2006         $5,127             $ 5,393            $ 4,445       $10,556
11/30/2006         $5,410             $ 5,681            $ 4,602       $10,757
12/31/2006         $5,448             $ 5,720            $ 4,572       $10,908
 1/31/2007         $5,570             $ 5,859            $ 4,646       $11,073
 2/28/2007         $5,429             $ 5,700            $ 4,546       $10,857
 3/31/2007         $5,401             $ 5,671            $ 4,566       $10,978
 4/30/2007         $5,551             $ 5,830            $ 4,794       $11,464
 5/31/2007         $5,815             $ 6,108            $ 4,995       $11,864
 6/30/2007         $6,023             $ 6,316            $ 5,033       $11,664
 7/31/2007         $6,136             $ 6,445            $ 4,997       $11,300
 8/31/2007         $6,296             $ 6,604            $ 5,136       $11,465
 9/30/2007         $6,777             $ 7,111            $ 5,348       $11,889
10/31/2007         $7,380             $ 7,736            $ 5,705       $12,076

--------------------------------------------------------------------------------
1 The Goldman Sachs Technology Index is a modified capitalization-weighted index of selected technology stocks. You cannot invest directly in an Index.

2 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

3 The chart compares the performance of the WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND Class A and Class Z shares for the life of the Fund with the Goldman Sachs Technology Index and S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Class Z shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

Performance Highlights                  Wells Fargo Advantage Specialty Funds 17

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o The Fund's exposure to positively performing alternative energy companies and global technology companies, which benefited from high consumer demand for games, services, and gadgets, led it to significantly outperform its benchmark.

o Having assessed the fundamental value and prospects for growth of the Fund's technology holdings, we sold some of them when they reached our short-term price targets then bought them back again as our assessment changed. Apple and Google are two examples.

o Growth continues to be strong outside the United States, and we believe that the Fund is well-positioned to take advantage of global growth.

TECHNOLOGY STOCKS HAVE BENEFITED FROM STRONG GLOBAL DEMAND FOR NEW PRODUCTS AND A PRODUCT UPGRADE CYCLE THAT IS CURRENTLY UNDER WAY.

The Fund benefited during the 12-month period from good stock selection in most industries within technology, particularly from its overweight allocation to alternative energy. For example, solar energy holdings, like Renewable Energy Corporation, SunPower, and First Solar, had significant gains.

Other top contributors to the Fund included Nintendo, Tencent Holdings, and Research In Motion (RIM). Nintendo's Wii game console continued to be in demand in many markets during the period. Tencent, a provider of Internet service and mobile value-added services in China, reported strong results for the second quarter of 2007, including a 23% increase in revenue and a 17% increase in net income compared to the previous year. RIM, the wireless equipment company and maker of the BlackBerry(R) smart phone, experienced a strong third quarter in 2007, fueled by domestic and international consumer demand for its smart phones. We remain enthusiastic about gaming, the portable Internet, and smart phones.

Top detractors during the period included Riverbed Technology, Chartered Semiconductor, and Level 3 Communications. Telecom equipment company Riverbed had a volatile second quarter in 2007 despite announcing a profit. Chartered Semiconductor, which provides wafer

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 4,5
(AS OF OCTOBER 31, 2007)
--------------------------------------------------------------------------------
Microsoft Corporation                                                     5.53%
--------------------------------------------------------------------------------
Intel Corporation                                                         4.66%
--------------------------------------------------------------------------------
Apple Incorporated                                                        4.36%
--------------------------------------------------------------------------------
Google Incorporated Class A                                               4.02%
--------------------------------------------------------------------------------
NVIDIA Corporation                                                        3.92%
--------------------------------------------------------------------------------
Cisco Systems Incorporated                                                3.74%
--------------------------------------------------------------------------------
EMC Corporation                                                           3.65%
--------------------------------------------------------------------------------
Research In Motion Limited                                                3.61%
--------------------------------------------------------------------------------
Tencent Holdings Limited                                                  3.50%
--------------------------------------------------------------------------------
Nintendo Company Limited                                                  3.06%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4 Equity holdings and industry distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and industry distribution.

5 The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

18 Wells Fargo Advantage Specialty Funds                  Performance Highlights

--------------------------------------------------------------------------------

fabrication services and technologies to semiconductor suppliers and systems companies, ended down after reporting a fall in earnings during the first quarter of 2007. Level 3 Communications, supplier of a range of communication services, also reported a quarterly loss but regained slightly during the third quarter of 2007, after winning several contracts.

WE SOLD SOME LONGTIME HOLDINGS THAT REACHED THE END OF A PERIOD OF GROWTH, AND WE INCREASED THE FUND'S EXPOSURE TO CHINESE MEDIA COMPANIES.

--------------------------------------------------------------------------------
INDUSTRY DISTRIBUTION 4
(AS OF OCTOBER 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Wholesale Trade-Durable Goods                                               (1%)
Appplications Software                                                      (1%)
Business Services                                                          (30%)
Chemicals & Allied Products                                                 (3%)
Communications                                                              (9%)
E-Commerce/Services                                                         (1%)
Electronics, Gas & Sanitary Services                                        (6%)
Electronics & Other Electrical Equipment &
Components, Except Computer Equipment                                      (27%)
Fabricated Metal Products,
Except Machinery &  Transportation Equipment                                (1%)
Industrial & Commercial Machinery & Computer Equipment                     (19%)
Miscellaneous Manufacturing Industries                                      (1%)
Oil & Gas Extraction                                                        (1%)

During the period, we terminated positions in Level 3 Communications, QLogic, Comverse Technology, Amdocs, and Marvell Technology because we determined that these longtime holdings had reached their potential for earnings growth according to our research. We also made adjustments to the Fund's holdings in Google and Apple. These stocks reached our short-term price targets early in 2007 but later declined and became attractive to us again. On the international front, we increased the Fund's holdings in the Chinese media companies after a visit to China convinced us that growth was accelerating in that region.

WE REMAIN OPTIMISTIC BECAUSE MANY ENTICING PRODUCTS ARE COMING ON THE MARKET, AND WE BELIEVE THAT THE CONSUMER WILL CONTINUE TO BUY TECHNOLOGY PRODUCTS.

Although we expect spending to slow down in the United States, the potential for growth outside the United States still seems to be robust. Most of the Fund's holdings have portions of their business in international high-growth areas. We believe that weakness in the U.S. dollar continues to make domestic products attractive to foreign buyers, which also contributes to the potential for global growth. Consequently, we believe that the Fund is well-positioned to take advantage of these conditions. We will continue to assess the Fund's holdings in light of its investment strategy and make adjustments accordingly.

Performance Highlights                  Wells Fargo Advantage Specialty Funds 19

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 6 (%) (AS OF OCTOBER 31, 2007)

------------------------------------------------------------------------------------------------------------------------------------
                                       Including Sales Charge                      Excluding Sales Charge            Expense Ratio
SPECIALIZED TECHNOLOGY FUND   6 Months*  1 Year   5 Year   Life of Fund   6 Months*   1 Year  5 Year  Life of Fund  Gross 7   Net 8
------------------------------------------------------------------------------------------------------------------------------------
Class A (WFSTX)                 25.28     35.70    23.37      (4.18)       32.94       43.67   24.86     (3.38)      1.83%    1.75%
------------------------------------------------------------------------------------------------------------------------------------
Class B (WFTBX)                 27.50     37.69    23.74      (4.11)       32.50       42.69   23.91     (4.11)      2.58%    2.50%
------------------------------------------------------------------------------------------------------------------------------------
Class C (WFTCX)                 31.38     41.86    23.94      (4.14)       32.38       42.58   23.94     (4.14)      2.58%    2.50%
------------------------------------------------------------------------------------------------------------------------------------
Class Z (WFTZX)                                                            32.71       43.20   24.64     (3.54)      2.00%    1.90%
------------------------------------------------------------------------------------------------------------------------------------
BENCHMARKS
------------------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Technology Index 1                                        19.00       28.34   16.76     (7.58)
------------------------------------------------------------------------------------------------------------------------------------
   S&P 500 Index 2                                                          5.34       14.39   13.84      2.71
------------------------------------------------------------------------------------------------------------------------------------

* Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. CLASS Z SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk, nondiversification risk, small company investment risk and technology sector risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
6 Performance shown prior to the inception of the Class Z shares reflects the performance of the Class A shares, adjusted to reflect Class Z expenses.

7 Reflects the gross expense ratio as stated in the March 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

8 For Class A, Class B, and Class C shares, the investment adviser has contractually committed through February 28, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. For the Class Z, the investment adviser has contractually committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Effective March 1, 2008 through February 28, 2009, the investment adviser has contractually committed to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio of 1.87% for the Class Z. Without these reductions, the Fund's returns would have been lower.

20 Wells Fargo Advantage Specialty Funds               Fund Expenses (Unaudited)


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from May 1, 2007 to October 31, 2007.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------------------------------------------------
                                                                    Beginning        Ending        Expenses
                                                                  Account Value   Account Value   Paid During     Net Annual
WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND          05-01-2007      10-31-2007       Period 1    Expense Ratio
------------------------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                                           $1,000.00       $  941.70        $ 6.61         1.35%
   Hypothetical (5% return before expenses)                         $1,000.00       $1,018.40        $ 6.87         1.35%
------------------------------------------------------------------------------------------------------------------------------
CLASS B
   Actual                                                           $1,000.00       $  937.80        $10.26         2.10%
   Hypothetical (5% return before expenses)                         $1,000.00       $1,014.62        $10.66         2.10%
------------------------------------------------------------------------------------------------------------------------------
CLASS C
   Actual                                                           $1,000.00       $  935.40        $10.24         2.10%
   Hypothetical (5% return before expenses)                         $1,000.00       $1,014.62        $10.66         2.10%
------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE SPECIALIZED HEALTH SERVICES FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                                           $1,000.00       $1,050.00         $8.53         1.65%
   Hypothetical (5% return before expenses)                         $1,000.00       $1,016.89         $8.39         1.65%
------------------------------------------------------------------------------------------------------------------------------
CLASS B
   Actual                                                           $1,000.00       $1,047.10        $12.38         2.40%
   Hypothetical (5% return before expenses)                         $1,000.00       $1,013.11        $12.18         2.40%
------------------------------------------------------------------------------------------------------------------------------
CLASS C
   Actual                                                           $1,000.00       $1,047.10        $12.38         2.40%
   Hypothetical (5% return before expenses)                         $1,000.00       $1,013.11        $12.18         2.40%
------------------------------------------------------------------------------------------------------------------------------

Fund Expenses (Unaudited)               Wells Fargo Advantage Specialty Funds 21


------------------------------------------------------------------------------------------------------------------------------
                                                                    Beginning        Ending        Expenses
                                                                  Account Value   Account Value   Paid During     Net Annual
WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND                  05-01-2007      10-31-2007       Period 1    Expense Ratio
------------------------------------------------------------------------------------------------------------------------------
CLASS A
   Actual                                                           $1,000.00       $1,329.40        $10.27         1.75%
   Hypothetical (5% return before expenses)                         $1,000.00       $1,016.38        $ 8.89         1.75%
------------------------------------------------------------------------------------------------------------------------------
CLASS B
   Actual                                                           $1,000.00       $1,325.00        $14.65         2.50%
   Hypothetical (5% return before expenses)                         $1,000.00       $1,012.60        $12.68         2.50%
------------------------------------------------------------------------------------------------------------------------------
CLASS C
   Actual                                                           $1,000.00       $1,323.80        $14.64         2.50%
   Hypothetical (5% return before expenses)                         $1,000.00       $1,012.60        $12.68         2.50%
------------------------------------------------------------------------------------------------------------------------------
CLASS Z
   Actual                                                           $1,000.00       $1,327.10        $11.14         1.90%
   Hypothetical (5% return before expenses)                         $1,000.00       $1,015.63        $ 9.65         1.90%
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

22 Wells Fargo Advantage Specialty Funds

                                      Portfolio of Investments--October 31, 2007


SPECIALIZED FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 99.44%

DEPOSITORY INSTITUTIONS: 42.35%
    505,262  BANK OF AMERICA CORPORATION                                                                          $   24,394,049
    194,878  BANK OF NEW YORK MELLON CORPORATION                                                                       9,519,790
    505,800  CITIGROUP INCORPORATED                                                                                   21,193,020
     35,800  CITY NATIONAL CORPORATION                                                                                 2,420,080
     44,242  CULLEN FROST BANKERS INCORPORATED<<                                                                       2,352,790
     24,000  DOWNEY FINANCIAL CORPORATION<<                                                                              977,520
     65,800  INDEPENDENT BANK CORPORATION                                                                              1,946,364
    405,000  JPMORGAN CHASE & Company                                                                                 19,035,000
     54,000  MARSHALL & Ilsley Corporation                                                                             2,305,800
     72,400  NORTHERN TRUST CORPORATION                                                                                5,445,204
     91,300  PNC FINANCIAL SERVICES GROUP                                                                              6,588,208
     76,000  STATE STREET CORPORATION                                                                                  6,062,520
     37,700  SUNTRUST BANKS INCORPORATED                                                                               2,737,020
    224,800  US BANCORP                                                                                                7,454,368
    186,046  WACHOVIA CORPORATION<<                                                                                    8,507,884
     36,000  ZIONS BANCORPORATION                                                                                      2,127,960

                                                                                                                     123,067,577
                                                                                                                  --------------

HOLDING & OTHER INVESTMENT OFFICES: 1.82%
     51,000  PROLOGIS                                                                                                  3,658,740
     20,000  PUBLIC STORAGE INCORPORATED                                                                               1,619,400

                                                                                                                       5,278,140
                                                                                                                  --------------

INSURANCE AGENTS, BROKERS & SERVICE: 1.04%
     55,300  NATIONAL FINANCIAL PARTNERS CORPORATION<<                                                                 3,023,251
                                                                                                                  --------------

INSURANCE CARRIERS: 25.78%
     65,800  ACE LIMITED                                                                                               3,988,138
     62,600  ALLSTATE CORPORATION<<                                                                                    3,280,240
    206,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                13,002,720
     74,800  CHUBB CORPORATION                                                                                         3,990,580
     30,800  EVEREST REINSURANCE GROUP LIMITED<<                                                                       3,281,432
    140,000  FIDELITY NATIONAL TITLE GROUP INCORPORATED                                                                2,154,600
     47,500  GENWORTH FINANCIAL INCORPORATED                                                                           1,296,750
    107,000  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                           10,382,210
     76,000  ING GROUP NV ADR<<                                                                                        3,419,240
     57,000  MANULIFE FINANCIAL CORPORATION                                                                            2,644,230
     73,000  MAX CAPITAL GROUP LIMITED                                                                                 2,065,170
     31,700  METLIFE INCORPORATED                                                                                      2,182,545
     93,000  PRUDENTIAL FINANCIAL INCORPORATED                                                                         8,994,960
     45,000  RENAISSANCERE HOLDINGS LIMITED                                                                            2,625,300
    164,400  THE TRAVELERS COMPANIES INCORPORATED                                                                      8,583,324
     42,000  XL CAPITAL LIMITED CLASS A<<                                                                              3,021,900

                                                                                                                      74,913,339
                                                                                                                  --------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 10.81%
     50,000  AMERICAN CAPITAL STRATEGIES LIMITED<<                                                                     2,170,500
    147,500  AMERICAN EXPRESS COMPANY                                                                                  8,990,125
     79,000  CAPITAL ONE FINANCIAL CORPORATION<<                                                                       5,181,610
     58,500  DISCOVER FINANCIAL SERVICES                                                                               1,129,050
    114,000  FANNIE MAE                                                                                                6,502,560
     57,500  FREDDIE MAC                                                                                               3,003,225
    127,000  PEOPLE'S UNITED FINANCIAL INCORPORATED                                                                    2,258,060

Portfolio of Investments--October 31, 2007

                                        Wells Fargo Advantage Specialty Funds 23


SPECIALIZED FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)
     46,000  SLM CORPORATION                                                                                      $    2,169,360
                                                                                                                      31,404,490
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 17.64%
     38,500  ALLIANCE BERNSTEIN HOLDING LP                                                                             3,289,055
     24,700  BEAR STEARNS COMPANIES INCORPORATED                                                                       2,805,920
    104,741  CHARLES SCHWAB CORPORATION                                                                                2,434,181
    112,000  FEDERATED INVESTORS INCORPORATED CLASS B                                                                  4,816,000
     60,000  GOLDMAN SACHS GROUP INCORPORATED                                                                         14,875,200
    104,200  INVESCO PLC ADR<<                                                                                         3,194,772
     44,200  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                     2,799,628
    126,300  MERRILL LYNCH & COMPANY INCORPORATED                                                                      8,338,326
    129,200  MORGAN STANLEY                                                                                            8,689,992

                                                                                                                      51,243,074
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $214,393,825)                                                                              288,929,871
                                                                                                                  --------------

COLLATERAL FOR SECURITIES LENDING: 6.39%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.12%

      6,746  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                   6,746
    196,102  BLACKROCK TEMP FUND #24 MONEY MARKET FUND                                                                   196,102
    137,271  DAILY ASSETS FUND INSTITUTIONAL                                                                             137,271

                                                                                                                         340,119
                                                                                                                  --------------

  PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 6.27%
$   203,946  ALPINE SECURITIZATION CORPORATION                                          4.92%       11/01/2007           203,946
    392,204  ALPINE SECURITIZATION CORPORATION++                                        4.89        11/13/2007           391,518
    235,322  ATLANTIC ASSET SECURITIZATION CORPORATION++                                5.09        11/15/2007           234,842
     23,532  ATLANTIS ONE FUNDING CORPORATION++                                         5.00        11/02/2007            23,529
     70,597  ATOMIUM FUNDING LLC                                                        4.93        11/05/2007            70,556
     98,051  BANCO SANTANDER TOTTA LOAN+++/-                                            5.07        10/15/2008            97,857
     98,051  BANK OF IRELAND SERIES EXTC+++/-                                           5.35        10/14/2008            97,896
    352,984  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $353,034)                                                  5.09        11/01/2007           352,984
     78,441  BARTON CAPITAL CORPORATION++                                               5.00        11/02/2007            78,429
    137,271  BARTON CAPITAL CORPORATION                                                 5.01        11/06/2007           137,171
    196,102  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
             AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $196,129)                  4.99        11/01/2007           196,102
    843,239  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $843,357)                                   5.04        11/01/2007           843,239
     78,441  BNP PARIBAS+/-                                                             5.33        05/07/2008            78,391
    127,462  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $127,480)                                                  4.98        11/01/2007           127,462
    392,204  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $392,259)                                                  5.02        11/01/2007           392,204
     98,051  CHARIOT FUNDING LLC++                                                      4.95        11/06/2007            97,979
     98,051  CHARIOT FUNDING LLC++                                                      4.82        11/07/2007            97,966
     62,753  CHARIOT FUNDING LLC                                                        4.94        11/14/2007            62,633
     98,051  CHARIOT FUNDING LLC++                                                      4.86        11/16/2007            97,836

24 Wells Fargo Advantage Specialty Funds

                                      Portfolio of Investments--October 31, 2007


SPECIALIZED FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   254,933  CHEYNE FINANCE LLC+++/-^^                                                  4.83%       02/25/2008    $      245,763
    196,102  CHEYNE FINANCE LLC+++/-^^                                                  4.98        05/19/2008           186,297
     43,240  CIT GROUP INCORPORATED+/-                                                  5.73        11/23/2007            43,169
     39,220  CIT GROUP INCORPORATED+/-                                                  5.67        12/19/2007            39,135
    992,725  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE  $992,863)                                                 5.02        11/01/2007           992,725
     54,909  CLIPPER RECEIVABLES CORPORATION++                                          5.13        11/01/2007            54,909
    152,960  CLIPPER RECEIVABLES CORPORATION++                                          5.11        11/08/2007           152,804
    235,322  CLIPPER RECEIVABLES CORPORATION++                                          5.06        11/09/2007           235,047
     19,610  COMERICA BANK+/-                                                           5.12        02/08/2008            19,604
    980,510  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $980,647)                                   5.04        11/01/2007           980,510
     98,051  CULLINAN FINANCE CORPORATION+++/-                                          5.32        02/12/2008            97,731
    235,322  CULLINAN FINANCE CORPORATION+++/-                                          4.85        02/25/2008           235,322
    294,153  CULLINAN FINANCE CORPORATION+++/-                                          5.01        08/04/2008           291,950
    156,882  FAIRWAY FINANCE CORPORATION++                                              5.10        11/02/2007           156,858
     98,302  FAIRWAY FINANCE CORPORATION                                                5.01        11/05/2007            98,245
    156,882  FAIRWAY FINANCE CORPORATION                                                4.92        11/08/2007           156,722
     98,051  FALCON ASSET SECURITIZATION CORPORATION++                                  5.32        11/06/2007            97,979
    125,074  FCAR OWNER TRUST SERIES I                                                  4.91        11/14/2007           124,836
    392,204  FIVE FINANCE INCORPORATED+++/-                                             5.18        07/09/2008           391,624
    274,543  GALLEON CAPITAL LLC++                                                      5.10        11/02/2007           274,502
    274,543  GALLEON CAPITAL LLC++                                                      4.99        11/05/2007           274,384
     98,051  HARRIER FINANCE FUNDING LLC+++/-                                           5.20        01/11/2008            98,054
     39,220  HARRIER FINANCE FUNDING LLC+/-                                             4.89        04/25/2008            39,220
    196,102  HUDSON-THAMES LLC+++/-                                                     5.67        06/16/2008           194,769
    254,933  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              5.13        08/16/2008           254,933
     98,051  INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                                 4.88        10/24/2008            97,884
      5,883  INTESA FUNDING LLC                                                         4.86        11/07/2007             5,878
  2,274,783  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $2,275,101)                                 5.04        11/01/2007         2,274,783
    196,102  JUPITER SECURITIZATION CORPORATION                                         4.90        11/01/2007           196,102
    225,517  KESTREL FUNDING US LLC+++/-                                                4.84        02/25/2008           225,436
     39,220  KESTREL FUNDING US LLC+/-                                                  4.89        04/25/2008            39,220
     84,716  LIBERTY STREET FUNDING CORPORATION++                                       5.02        11/01/2007            84,716
    196,102  LINKS FINANCE LLC+++/-                                                     5.01        08/15/2008           195,747
    262,777  LIQUID FUNDING LIMITED+++/-                                                5.22        11/13/2007           262,777
    290,231  LIQUID FUNDING LIMITED+++/-                                                5.70        06/11/2008           290,454
    392,204  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $392,258)                                   5.00        11/01/2007           392,204
    129,427  MONT BLANC CAPITAL CORPORATION                                             4.90        11/07/2007           129,315
    408,467  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $408,524)                                                  5.02        11/01/2007           408,467
     18,139  MORGAN STANLEY SERIES EXL+/-                                               5.22        10/15/2008            18,139
    125,505  NEWPORT FUNDING CORPORATION                                                5.11        11/14/2007           125,267
    274,543  NORTH SEA FUNDING LLC                                                      5.13        11/08/2007           274,263
    176,492  NORTH SEA FUNDING LLC                                                      4.99        11/16/2007           176,105
    196,102  NORTHERN ROCK PLC+++/-                                                     5.15        10/03/2008           195,102

Portfolio of Investments--October 31, 2007

                                        Wells Fargo Advantage Specialty Funds 25


SPECIALIZED FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   180,414  OLD LINE FUNDING CORPORATION                                               5.06%       11/09/2007    $      180,203
     19,610  OLD LINE FUNDING CORPORATION                                               4.96        11/15/2007            19,570
     79,045  OLD LINE FUNDING CORPORATION                                               4.96        11/19/2007            78,838
     98,051  PERRY GLOBAL FUNDING LLC SERIES A++                                        5.13        11/15/2007            97,851
    111,778  PREMIUM ASSET TRUST+++/-                                                   5.33        12/21/2007           111,765
     98,051  PREMIUM ASSET TRUST+/-                                                     5.10        09/16/2008            98,051
     74,519  PYXIS MASTER TRUST SERIES 2007-3+++/-                                      5.51        11/27/2007            74,519
     15,865  RACERS TRUST SERIES 2004-6-MM+++/-                                         5.15        04/22/2008            15,852
    215,712  SCALDIS CAPITAL LIMITED++                                                  5.11        11/15/2007           215,272
    313,763  SCALDIS CAPITAL LIMITED++                                                  4.94        11/20/2007           312,894
    141,193  SEDNA FINANCE INCORPORATED+++/-                                            5.09        04/10/2008           141,100
    100,012  SHIPROCK FINANCE SERIES 2007-4A+++/-                                       5.16        04/11/2008           100,012
     98,051  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                             5.11        02/04/2008            98,050
     76,480  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                             4.80        02/29/2008            76,415
     78,441  SLM CORPORATION+++/-                                                       5.11        05/12/2008            77,748
    196,102  STANFIELD VICTORIA FUNDING LLC+++/-                                        5.57        02/15/2008           196,004
    121,583  STANFIELD VICTORIA FUNDING LLC+++/-                                        5.23        04/03/2008           121,521
    184,336  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                       5.03        11/09/2007           184,120
     22,673  THE TRAVELERS INSURANCE COMPANY+/-                                         5.19        02/08/2008            22,673
    293,227  THUNDER BAY FUNDING INCORPORATED++                                         5.10        11/07/2007           292,972
     98,051  UNICREDITO ITALIANO BANK (IRELAND)+/-                                      5.11        10/14/2008            97,911
     98,051  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                         5.14        10/08/2008            97,933
     41,966  VARIABLE FUNDING CAPITAL COMPANY                                           4.98        11/01/2007            41,966
     98,051  VERSAILLES CDS LLC                                                         5.15        11/06/2007            97,979
    101,973  VERSAILLES CDS LLC                                                         4.93        11/15/2007           101,765
    168,648  VICTORIA FINANCE LLC+++/-                                                  5.01        07/28/2008           168,420
     98,051  VICTORIA FINANCE LLC+++/-                                                  5.03        08/07/2008            98,051
    196,102  WHITE PINE FINANCE LLC+++/-                                                5.46        02/22/2008           195,986

                                                                                                                      18,226,932
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $18,585,896)                                                            18,567,051
                                                                                                                  --------------
     SHARES
SHORT-TERM INVESTMENTS: 0.76%
  2,209,203  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                               2,209,203
                                                                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,209,203)                                                                         2,209,203
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $235,188,924)*                                             106.59%                                          $  309,706,125
OTHER ASSETS AND LIABILITIES, NET                                 (6.59)                                             (19,168,375)
                                                                 ------                                           --------------

TOTAL NET ASSETS                                                 100.00%                                          $  290,537,750
                                                                 ------                                           --------------

26 Wells Fargo Advantage Specialty Funds

                                      Portfolio of Investments--October 31, 2007


SPECIALIZED FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 <<   All or a portion of this security is on loan. (See Note 2)

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

 ^^ This security is currently in default with regards to scheduled interest and/or principal payments.

+/-   Variable rate investments.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the Fund with a cost of $2,209,203.

  * Cost for federal income tax purposes is $236,573,852 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                   $77,034,729
      Gross unrealized depreciation                    (3,902,456)
                                                      -----------
      Net unrealized appreciation (depreciation)      $73,132,273

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--October 31, 2007

                                        Wells Fargo Advantage Specialty Funds 27


SPECIALIZED HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 94.19%

BIOPHARMACEUTICALS: 17.90%
      4,071  ALEXION PHARMACEUTICALS INCORPORATED<<+                                                              $      311,432
      3,753  APPLERA CORPORATION-CELERA GROUP<<+                                                                          61,211
      7,060  BIOMIMETIC THERAPEUTICS INCORPORATED+                                                                        97,216
     10,280  CELGENE CORPORATION+                                                                                        678,480
      3,301  CEPHALON INCORPORATED<<+                                                                                    243,416
      3,520  GENENTECH INCORPORATED+#                                                                                    260,938
      6,103  GENZYME CORPORATION+                                                                                        463,645
      8,850  GILEAD SCIENCES INCORPORATED+                                                                               408,782
      4,184  HUMAN GENOME SCIENCES INCORPORATED<<+                                                                        39,581
      3,795  PDL BIOPHARMA INCORPORATED+                                                                                  80,454
      4,213  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                                  185,414
      3,300  THERAVANCE INCORPORATED+                                                                                     82,566
      3,965  UNITED THERAPEUTICS CORPORATION+                                                                            271,365

                                                                                                                       3,184,500
                                                                                                                  --------------
BUSINESS SERVICES: 0.94%
      2,800  CERNER CORPORATION+                                                                                         166,768
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS: 22.75%
     12,455  ABBOTT LABORATORIES#                                                                                        680,292
      6,409  AMGEN INCORPORATED+                                                                                         372,427
      1,762  AMYLIN PHARMACEUTICALS INCORPORATED<<+                                                                       79,325
      1,600  BIOGEN IDEC INCORPORATED+                                                                                   119,104
      3,535  BIOMARIN PHARMACEUTICAL INCORPORATED<<+                                                                      98,026
      3,050  CHARLES RIVER LABORATORIES INTERNATIONAL INCORPORATED+                                                      176,900
      7,965  CUBIST PHARMACEUTICALS INCORPORATED<<+                                                                      186,381
      6,010  FOREST LABORATORIES INCORPORATED+                                                                           234,811
      4,990  MEDICINES COMPANY+                                                                                           95,559
      3,121  ONYX PHARMACEUTICALS INCORPORATED+                                                                          145,782
     28,335  SCHERING-PLOUGH CORPORATION                                                                                 864,784
      7,198  SHIRE PLC ADR                                                                                               540,930
      8,035  WYETH                                                                                                       390,742
      1,250  XENOPORT INCORPORATED+                                                                                       61,350

                                                                                                                       4,046,413
                                                                                                                  --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.82%
      1,500  GEN-PROBE INCORPORATED+                                                                                     105,030
      2,159  LIFECELL CORPORATION+                                                                                        95,126
      5,590  REGENERON PHARMACEUTICAL INCORPORATED+                                                                      122,980

                                                                                                                         323,136
                                                                                                                  --------------
HEALTH SERVICES: 6.62%
      8,778  CARDINAL HEALTH INCORPORATED                                                                                597,167
      4,536  COVANCE INCORPORATED+                                                                                       374,220
      8,720  QIAGEN N.V.<<+                                                                                              205,269

                                                                                                                       1,176,656
                                                                                                                  --------------
INSURANCE AGENTS, BROKERS & SERVICE: 3.62%
      8,600  HUMANA INCORPORATED                                                                                         644,570
                                                                                                                  --------------
INSURANCE CARRIERS: 1.56%
      5,186  HEALTH NET INCORPORATED+                                                                                    278,021
                                                                                                                  --------------

28 Wells Fargo Advantage Specialty Funds

                                      Portfolio of Investments--October 31, 2007


SPECIALIZED HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                               VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 8.90%
      2,100  ALIGN TECHNOLOGY INCORPORATED<<+                                                                     $       43,470
      3,895  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                                144,660
      3,535  ARTHROCARE CORPORATION<<+                                                                                   229,209
      5,649  HOLOGIC INCORPORATED<<+                                                                                     383,737
     13,291  THERMO FISHER SCIENTIFIC INCORPORATED+                                                                      781,644

                                                                                                                       1,582,720
                                                                                                                  --------------
MEDICAL EQUIPMENT & SUPPLIES: 7.22%
      2,375  KYPHON INCORPORATED+                                                                                        168,340
      9,030  MEDTRONIC INCORPORATED#                                                                                     428,383
      8,404  NORTHSTAR NEUROSCIENCE INCORPORATED<<+                                                                      111,353
     14,150  ST. JUDE MEDICAL INCORPORATED+                                                                              576,330

                                                                                                                       1,284,406
                                                                                                                  --------------
MEDICAL MANAGEMENT SERVICES: 4.32%
      9,222  EXPRESS SCRIPTS INCORPORATED+                                                                               581,908
      1,970  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                        185,929

                                                                                                                         767,837
                                                                                                                  --------------
MEDICAL PRODUCTS: 15.40%
      4,779  ALLERGAN INCORPORATED                                                                                       322,965
     21,925  MERCK & COMPANY INCORPORATED                                                                              1,277,351
        505  NOBEL BIOCARE HOLDING AG+                                                                                   147,427
     10,635  STRYKER CORPORATION<<                                                                                       755,080
     10,400  VOLCANO CORPORATION+                                                                                        177,736
      5,785  XTENT INCORPORATED<<+                                                                                        59,065

                                                                                                                       2,739,624
                                                                                                                  --------------
MISCELLANEOUS RETAIL: 3.14%
     13,365  CVS CAREMARK CORPORATION                                                                                    558,256
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $15,212,524)                                                                                16,752,907
                                                                                                                  --------------

  CONTRACTS                                                                       STRIKE PRICE  EXPIRATION DATE
OPTIONS: 0.74%
        124  ABBOTT LABORATORIES PUT+                                                 $55.00       12/22/2007             26,040
         83  GENENTECH INCORPORATED CALL+                                              90.00       01/17/2009             38,180
        186  MEDTRONIC INCORPORATED CALL+                                              52.50       02/16/2008             20,460
        140  TRIMERIS INCORPORATED PUT+                                                10.00       04/19/2008             46,200

TOTAL OPTIONS (PREMIUMS PAID $152,105)                                                                                   130,880
                                                                                                                  --------------
     SHARES
COLLATERAL FOR SECURITIES LENDING: 11.93%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.22%
        771  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                     770
     22,399  BLACKROCK TEMP FUND #24 MONEY MARKET FUND                                                                    22,399
     15,680  DAILY ASSETS FUND INSTITUTIONAL                                                                              15,680

                                                                                                                          38,849
                                                                                                                  --------------

Portfolio of Investments--October 31, 2007

                                        Wells Fargo Advantage Specialty Funds 29


SPECIALIZED HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

  PRINCIPAL   SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS: 11.71%
$    23,295   ALPINE SECURITIZATION CORPORATION                                         4.92%       11/01/2007    $       23,295
     44,799   ALPINE SECURITIZATION CORPORATION++                                       4.89        11/13/2007            44,720
     26,879   ATLANTIC ASSET SECURITIZATION CORPORATION++                               5.09        11/15/2007            26,824
      2,688   ATLANTIS ONE FUNDING CORPORATION++                                        5.00        11/02/2007             2,688
      8,064   ATOMIUM FUNDING LLC                                                       4.93        11/05/2007             8,059
     11,200   BANCO SANTANDER TOTTA LOAN+++/-                                           5.07        10/15/2008            11,178
     11,200   BANK OF IRELAND SERIES EXTC+++/-                                          5.35        10/14/2008            11,182
     40,319   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE
              $40,325)                                                                  5.09        11/01/2007            40,319
      8,960   BARTON CAPITAL CORPORATION++                                              5.00        11/02/2007             8,958
     15,680   BARTON CAPITAL CORPORATION                                                5.01        11/06/2007            15,668
     22,399   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
              AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $22,402)                  4.99        11/01/2007            22,399
     96,318   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $96,331)                                   5.04        11/01/2007            96,318
      8,960   BNP PARIBAS+/-                                                            5.33        05/07/2008             8,954
     14,559   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $14,561)                                                            4.98        11/01/2007            14,559
     44,799   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $44,805)                                                            5.02        11/01/2007            44,799
     11,200   CHARIOT FUNDING LLC++                                                     4.95        11/06/2007            11,192
     11,200   CHARIOT FUNDING LLC++                                                     4.82        11/07/2007            11,190
      7,168   CHARIOT FUNDING LLC                                                       4.94        11/14/2007             7,154
     11,200   CHARIOT FUNDING LLC++                                                     4.86        11/16/2007            11,175
     29,119   CHEYNE FINANCE LLC+++/-^^                                                 4.83        02/25/2008            28,072
     22,399   CHEYNE FINANCE LLC+++/-^^                                                 4.98        05/19/2008            21,279
      4,939   CIT GROUP INCORPORATED+/-                                                 5.73        11/23/2007             4,931
      4,480   CIT GROUP INCORPORATED+/-                                                 5.67        12/19/2007             4,470
    113,392   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE
              $113,408)                                                                 5.02        11/01/2007           113,392
      6,272   CLIPPER RECEIVABLES CORPORATION++                                         5.13        11/01/2007             6,272
     17,472   CLIPPER RECEIVABLES CORPORATION++                                         5.11        11/08/2007            17,454
     26,879   CLIPPER RECEIVABLES CORPORATION++                                         5.06        11/09/2007            26,848
      2,240   COMERICA BANK+/-                                                          5.12        02/08/2008             2,239
    111,997   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $112,013)                                                 5.04        11/01/2007           111,997
     11,200   CULLINAN FINANCE CORPORATION+++/-                                         5.32        02/12/2008            11,163
     26,879   CULLINAN FINANCE CORPORATION+++/-                                         4.85        02/25/2008            26,879
     33,599   CULLINAN FINANCE CORPORATION+++/-                                         5.01        08/04/2008            33,348
     17,920   FAIRWAY FINANCE CORPORATION++                                             5.10        11/02/2007            17,917
     11,228   FAIRWAY FINANCE CORPORATION                                               5.01        11/05/2007            11,222
     17,920   FAIRWAY FINANCE CORPORATION                                               4.92        11/08/2007            17,901
     11,200   FALCON ASSET SECURITIZATION CORPORATION++                                 5.32        11/06/2007            11,192
     14,286   FCAR OWNER TRUST SERIES I                                                 4.91        11/14/2007            14,259
     44,799   FIVE FINANCE INCORPORATED+++/-                                            5.18        07/09/2008            44,733
     31,359   GALLEON CAPITAL LLC++                                                     5.10        11/02/2007            31,355
     31,359   GALLEON CAPITAL LLC++                                                     4.99        11/05/2007            31,341
     11,200   HARRIER FINANCE FUNDING LLC+++/-                                          5.20        01/11/2008            11,200
      4,480   HARRIER FINANCE FUNDING LLC+/-                                            4.89        04/25/2008             4,480
     22,399   HUDSON-THAMES LLC+++/-                                                    5.67        06/16/2008            22,247
     29,119   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             5.13        08/16/2008            29,119

30 Wells Fargo Advantage Specialty Funds

                                      Portfolio of Investments--October 31, 2007


SPECIALIZED HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

  PRINCIPAL   SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    11,200   INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                                4.88%       10/24/2008    $       11,181
        672   INTESA FUNDING LLC                                                        4.86        11/07/2007               671
    259,834   JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $259,870)                                  5.04        11/01/2007           259,834
     22,399   JUPITER SECURITIZATION CORPORATION                                        4.90        11/01/2007            22,399
     25,759   KESTREL FUNDING US LLC+++/-                                               4.84        02/25/2008            25,750
      4,480   KESTREL FUNDING US LLC+/-                                                 4.89        04/25/2008             4,480
      9,677   LIBERTY STREET FUNDING CORPORATION++                                      5.02        11/01/2007             9,677
     22,399   LINKS FINANCE LLC+++/-                                                    5.01        08/15/2008            22,359
     30,015   LIQUID FUNDING LIMITED+++/-                                               5.22        11/13/2007            30,015
     33,151   LIQUID FUNDING LIMITED+++/-                                               5.70        06/11/2008            33,177
     44,799   MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $44,805)                                   5.00        11/01/2007            44,799
     14,784   MONT BLANC CAPITAL CORPORATION                                            4.90        11/07/2007            14,771
     46,656   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $46,663)                                                            5.02        11/01/2007            46,656
      2,072   MORGAN STANLEY SERIES EXL+/-                                              5.22        10/15/2008             2,072
     14,336   NEWPORT FUNDING CORPORATION                                               5.11        11/14/2007            14,308
     31,359   NORTH SEA FUNDING LLC                                                     5.13        11/08/2007            31,327
     20,160   NORTH SEA FUNDING LLC                                                     4.99        11/16/2007            20,115
     22,399   NORTHERN ROCK PLC+++/-                                                    5.15        10/03/2008            22,285
     20,607   OLD LINE FUNDING CORPORATION                                              5.06        11/09/2007            20,583
      2,240   OLD LINE FUNDING CORPORATION                                              4.96        11/15/2007             2,235
      9,029   OLD LINE FUNDING CORPORATION                                              4.96        11/19/2007             9,005
     11,200   PERRY GLOBAL FUNDING LLC SERIES A++                                       5.13        11/15/2007            11,177
     12,768   PREMIUM ASSET TRUST+++/-                                                  5.33        12/21/2007            12,766
     11,200   PREMIUM ASSET TRUST+/-                                                    5.10        09/16/2008            11,200
      8,512   PYXIS MASTER TRUST SERIES 2007-3+++/-                                     5.51        11/27/2007             8,512
      1,812   RACERS TRUST SERIES 2004-6-MM+++/-                                        5.15        04/22/2008             1,811
     24,639   SCALDIS CAPITAL LIMITED++                                                 5.11        11/15/2007            24,589
     35,839   SCALDIS CAPITAL LIMITED++                                                 4.94        11/20/2007            35,740
     16,128   SEDNA FINANCE INCORPORATED+++/-                                           5.09        04/10/2008            16,117
     11,424   SHIPROCK FINANCE SERIES 2007-4A+++/-                                      5.16        04/11/2008            11,424
     11,200   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                            5.11        02/04/2008            11,200
      8,736   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                            4.80        02/29/2008             8,728
      8,960   SLM CORPORATION+++/-                                                      5.11        05/12/2008             8,881
     22,399   STANFIELD VICTORIA FUNDING LLC+++/-                                       5.57        02/15/2008            22,388
     13,888   STANFIELD VICTORIA FUNDING LLC+++/-                                       5.23        04/03/2008            13,881
     21,055   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                      5.03        11/09/2007            21,031
      2,590   THE TRAVELERS INSURANCE COMPANY+/-                                        5.19        02/08/2008             2,590
     33,493   THUNDER BAY FUNDING INCORPORATED++                                        5.10        11/07/2007            33,464
     11,200   UNICREDITO ITALIANO BANK (IRELAND)+/-                                     5.11        10/14/2008            11,184
     11,200   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                        5.14        10/08/2008            11,186
      4,793   VARIABLE FUNDING CAPITAL COMPANY                                          4.98        11/01/2007             4,793
     11,200   VERSAILLES CDS LLC                                                        5.15        11/06/2007            11,192
     11,648   VERSAILLES CDS LLC                                                        4.93        11/15/2007            11,624
     19,264   VICTORIA FINANCE LLC+++/-                                                 5.01        07/28/2008            19,238

Portfolio of Investments--October 31, 2007

                                        Wells Fargo Advantage Specialty Funds 31


SPECIALIZED HEALTH SCIENCES FUND
--------------------------------------------------------------------------------

  PRINCIPAL   SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    11,200   VICTORIA FINANCE LLC+++/-                                                 5.03%       08/07/2008    $       11,200
     22,399   WHITE PINE FINANCE LLC+++/-                                               5.46        02/22/2008            22,387

                                                                                                                       2,081,943
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $2,122,945)                                                              2,120,792
                                                                                                                  --------------

     SHARES
SHORT-TERM INVESTMENTS: 4.17%
    741,035   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                               741,035
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $741,035)                                                                             741,035
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $18,228,610)*                         111.03%                                                               $   19,745,614

OTHER ASSETS AND LIABILITIES, NET           (11.03)                                                                   (1,962,134)
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $   17,783,480
                                            ------                                                                --------------

  CONTRACTS   SECURITY NAME                                                        STRIKE PRICE   EXPIRATION DATE      VALUE
WRITTEN OPTIONS: (0.60%)
       (124)  ABBOTT LABORATORIES CALL+                                              $ 55.00        11/17/2007    $        (9,300)
       (124)  ABBOTT LABORATORIES PUT+                                                 50.00        12/22/2007             (5,580)
        (83)  GENENTECH INCORPORATED PUT+                                              70.00        01/17/2009            (44,820)
       (186)  MEDTRONIC INCORPORATED PUT+                                              47.50        02/16/2008            (46,500)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(96,808))                                                               $      (106,200)
                                                                                                                  ---------------

--------------------------------------------------------------------------------
 <<   All or a portion of this security is on loan. (See Note 2)

  +   Non-income earning securities.

  # All or portion of this security is segregated as collateral for derivative investments. (See Note 2)

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-   Variable rate investments.

 ^^ This security is currently in default with regards to scheduled interest and/or principal payments.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the Fund with a cost of $741,035.

  * Cost for federal income tax purposes is $18,365,209 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                $  1,804,038
      Gross unrealized depreciation                    (423,633)
                                                   ------------
      Net unrealized appreciation (depreciation)   $  1,380,405

The accompanying notes are an integral part of these financial statements.

32 Wells Fargo Advantage Specialty Funds

                                      Portfolio of Investments--October 31, 2007


SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

     SHARES   SECURITY NAME                                                                                           VALUE
COMMON STOCKS: 92.30%

APPLICATIONS SOFTWARE: 0.68%
     44,027   CITRIX SYSTEMS INCORPORATED+                                                                        $    1,892,721
                                                                                                                  --------------
BUSINESS SERVICES: 28.12%
    239,774   ACTIVISION INCORPORATED+                                                                                 5,670,655
     91,300   AUTODESK INCORPORATED+                                                                                   4,464,570
     10,795   BAIDU.COM INCORPORATED ADR+<<                                                                            4,128,980
     79,549   CERNER CORPORATION+<<                                                                                    4,737,938
     18,061   CTRIP.COM INTERNATIONAL ADR                                                                              1,017,918
    118,860   FOCUS MEDIA HOLDING LIMITED+<<                                                                           7,369,320
     14,937   GOOGLE INCORPORATED CLASS A+                                                                            10,560,459
     86,778   JUNIPER NETWORKS INCORPORATED+<<                                                                         3,124,008
    131,397   MCAFEE INCORPORATED+<<                                                                                   5,433,266
    394,825   MICROSOFT CORPORATION                                                                                   14,533,508
    122,381   SALESFORCE.COM INCORPORATED+<<                                                                           6,898,617
     20,582   SHANDA INTERACTIVE ENTERTAINMENT LIMITED+                                                                  810,313
     79,181   SINA CORPORATION+                                                                                        4,539,447
     16,575   TOMTOM NV+                                                                                               1,326,494
        370   VMWARE INCORPORATED+<<                                                                                      46,187
    123,528   YAHOO! INCORPORATED+                                                                                     3,841,721

                                                                                                                      78,503,401
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS: 2.51%
     45,690   MONSANTO COMPANY                                                                                         4,460,715
     10,354   WACKER CHEMIE AG                                                                                         2,552,213

                                                                                                                       7,012,928
                                                                                                                  --------------
COMMUNICATIONS: 8.51%
     65,846   BHARTI AIRTEL LIMITED+                                                                                   1,695,591
    357,877   FOUNDRY NETWORKS INCORPORATED+                                                                           7,565,520
     91,112   NII HOLDINGS INCORPORATED+                                                                               5,284,496
  1,074,575   TENCENT HOLDINGS LIMITED                                                                                 9,211,789

                                                                                                                      23,757,396
                                                                                                                  --------------
E-COMMERCE/SERVICES: 0.54%
     16,959   AMAZON.COM INCORPORATED+                                                                                 1,511,895
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES: 5.59%
     23,901   FIRST SOLAR INCORPORATED+                                                                                3,795,718
     10,535   Q-CELLS AG+                                                                                              1,346,952
     56,480   RENEWABLE ENERGY CORPORATION AS+                                                                         2,900,989
     39,510   SUNPOWER CORPORATION+<<                                                                                  4,996,435
     43,694   SUNTECH POWER HOLDINGS COMPANY LIMITED ADR+<<                                                            2,573,140

                                                                                                                      15,613,234
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 25.04%
    200,120   ABB LIMITED                                                                                              6,049,704
      7,320   BLADELOGIC INCORPORATED+<<                                                                                 224,944
  3,279,887   CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED+                                                           2,609,412
     27,897   CIENA CORPORATION+<<                                                                                     1,335,150
    297,351   CISCO SYSTEMS INCORPORATED+                                                                              9,830,424
     40,085   DOLBY LABORATORIES INCORPORATED CLASS A+                                                                 1,661,924
    455,399   INTEL CORPORATION                                                                                       12,250,233
     19,630   MEMC ELECTRONIC MATERIALS INCORPORATED+                                                                  1,437,309
     40,212   NETWORK APPLIANCE INCORPORATED+                                                                          1,266,276

Portfolio of Investments--October 31, 2007

                                        Wells Fargo Advantage Specialty Funds 33


SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

     SHARES   SECURITY NAME                                                                                           VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
     12,670   NINTENDO COMPANY LIMITED                                                                            $    8,046,447
    148,665   NOKIA OYJ ADR                                                                                            5,904,974
    291,250   NVIDIA CORPORATION+                                                                                     10,304,425
    446,165   ON SEMICONDUCTOR CORPORATION+<<                                                                          4,550,883
     53,512   PERFECT WORLD COMPANY LIMITED ADR+<<                                                                     1,856,331
      5,948   QUALCOMM INCORPORATED                                                                                      254,158
     19,092   SOHU.COM INCORPORATED+<<                                                                                 1,143,802
     38,875   TELEFONAKTIEBOLAGET LM ERICSSON ADR                                                                      1,168,194

                                                                                                                      69,894,590
                                                                                                                  --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.53%
     27,394   TENARIS SA ADR<<                                                                                         1,473,797
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 17.75%
     60,391   APPLE INCORPORATED+                                                                                     11,471,270
    378,213   EMC CORPORATION+                                                                                         9,602,828
     26,995   GAMESTOP CORPORATION CLASS A+                                                                            1,598,644
    103,376   HEWLETT-PACKARD COMPANY                                                                                  5,342,472
  2,265,765   LENOVO GROUP LIMITED                                                                                     2,580,418
     10,437   NATIONAL OILWELL VARCO INCORPORATED+                                                                       764,406
     76,308   RESEARCH IN MOTION LIMITED+                                                                              9,501,109
    134,647   RIVERBED TECHNOLOGY INCORPORATED+                                                                        4,549,722
     93,216   SANDISK CORPORATION+                                                                                     4,138,790

                                                                                                                      49,549,659
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.34%
     52,225   VEECO INSTRUMENTS INCORPORATED+<<                                                                          943,706
                                                                                                                  --------------
MISCELLANEOUS RETAIL: 0.79%
    327,000   ALIBABA.COM LIMITED+(A)                                                                                    740,473
     78,433   ORKLA ASA                                                                                                1,466,407

                                                                                                                       2,206,880
                                                                                                                  --------------
OIL & GAS EXTRACTION: 1.12%
     17,375   CAMERON INTERNATIONAL CORPORATION+                                                                       1,691,630
     10,200   SCHLUMBERGER LIMITED<<                                                                                     985,014
      7,156   WEATHERFORD INTERNATIONAL LIMITED+                                                                         464,495

                                                                                                                       3,141,139
                                                                                                                  --------------
WHOLESALE TRADE-DURABLE GOODS: 0.78%
     28,930   NIDEC CORPORATION                                                                                        2,173,725
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $193,499,358)                                                                              257,675,071
                                                                                                                  --------------
RIGHTS: 0.00%
     30,500   SEAGATE TECHNOLOGY RIGHTS+(A)                                                                                    0

TOTAL RIGHTS (COST $0)                                                                                                         0
                                                                                                                  --------------
WARRANTS: 1.90%
    316,534   HON HIA PRECISION INDUSTRY COMPANY LIMITED WARRANTS+(I)                                                  2,402,177
    120,104   MACQUARIE BANK LIMITED WARRANTS+(I)                                                                      2,346,832
     49,694   RICHTEK TECHNOLOGY CORPORATION WARRANTS++(I)                                                               545,789

TOTAL WARRANTS (COST $4,521,032)                                                                                       5,294,798
                                                                                                                  --------------

34 Wells Fargo Advantage Specialty Funds

                                      Portfolio of Investments--October 31, 2007


SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
COLLATERAL FOR SECURITIES LENDING: 12.99%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.24%
     13,169  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                          $       13,169
    382,847  BLACKROCKTEMP FUND #24 MONEY MARKET FUND                                                                    382,847
    267,993  DAILY ASSETS FUND INSTITUTIONAL                                                                             267,993

                                                                                                                         664,009
                                                                                                                  --------------

  PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 12.75%
$   398,160  ALPINE SECURITIZATION CORPORATION                                          4.92%       11/01/2007           398,160
    765,693  ALPINE SECURITIZATION CORPORATION++                                        4.89        11/13/2007           764,353
    459,416  ATLANTIC ASSET SECURITIZATION CORPORATION++                                5.09        11/15/2007           458,479
     45,942  ATLANTIS ONE FUNDING CORPORATION++                                         5.00        11/02/2007            45,935
    137,825  ATOMIUM FUNDING LLC                                                        4.93        11/05/2007           137,745
    191,423  BANCO SANTANDER TOTTA LOAN+/-++                                            5.07        10/15/2008           191,044
    191,423  BANK OF IRELAND SERIES EXTC+/-++                                           5.35        10/14/2008           191,121
    689,124  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $689,221)                                                            5.09        11/01/2007           689,124
    153,139  BARTON CAPITAL CORPORATION++                                               5.00        11/02/2007           153,116
    267,993  BARTON CAPITAL CORPORATION                                                 5.01        11/06/2007           267,797
    382,847  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
             AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $382,900)                  4.99        11/01/2007           382,847
  1,646,240  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $1,646,470)                                 5.04        11/01/2007         1,646,240
    153,139  BNP PARIBAS+/-                                                             5.33        05/07/2008           153,042
    248,843  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $248,877)                                                            4.98        11/01/2007           248,843
    765,693  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $765,800)                                                            5.02        11/01/2007           765,693
    191,423  CHARIOT FUNDING LLC++                                                      4.95        11/06/2007           191,284
    191,423  CHARIOT FUNDING LLC++                                                      4.82        11/07/2007           191,257
    122,511  CHARIOT FUNDING LLC                                                        4.94        11/14/2007           122,278
    191,423  CHARIOT FUNDING LLC++                                                      4.86        11/16/2007           191,004
    497,701  CHEYNE FINANCE LLC+/-++^^                                                  4.83        02/25/2008           479,798
    382,847  CHEYNE FINANCE LLC+/-++^^                                                  4.98        05/19/2008           363,704
     84,418  CIT GROUP INCORPORATED+/-                                                  5.73        11/23/2007            84,278
     76,569  CIT GROUP INCORPORATED+/-                                                  5.67        12/19/2007            76,402
  1,938,080  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $1,938,350)                                                          5.02        11/01/2007         1,938,080
    107,197  CLIPPER RECEIVABLES CORPORATION++                                          5.13        11/01/2007           107,197
    298,620  CLIPPER RECEIVABLES CORPORATION++                                          5.11        11/08/2007           298,316
    459,416  CLIPPER RECEIVABLES CORPORATION++                                          5.06        11/09/2007           458,878
     38,285  COMERICA BANK+/-                                                           5.12        02/08/2008            38,273
  1,914,233  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $1,914,501)                                 5.04        11/01/2007         1,914,233
    191,423  CULLINAN FINANCE CORPORATION+/-++                                          5.32        02/12/2008           190,799
    459,416  CULLINAN FINANCE CORPORATION+/-++                                          4.85        02/25/2008           459,416
    574,270  CULLINAN FINANCE CORPORATION+/-++                                          5.01        08/04/2008           569,969
    306,277  FAIRWAY FINANCE CORPORATION++                                              5.10        11/02/2007           306,231
    191,913  FAIRWAY FINANCE CORPORATION                                                5.01        11/05/2007           191,802
    306,277  FAIRWAY FINANCE CORPORATION                                                4.92        11/08/2007           305,965
    191,423  FALCON ASSET SECURITIZATION CORPORATION++                                  5.32        11/06/2007           191,284

Portfolio of Investments--October 31, 2007

                                        Wells Fargo Advantage Specialty Funds 35


SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   244,180  FCAR OWNER TRUST SERIES I                                                  4.91%       11/14/2007    $      243,716
    765,693  FIVE FINANCE INCORPORATED+/-++                                             5.18        07/09/2008           764,560
    535,985  GALLEON CAPITAL LLC++                                                      5.10        11/02/2007           535,905
    535,985  GALLEON CAPITAL LLC++                                                      4.99        11/05/2007           535,674
    191,423  HARRIER FINANCE FUNDING LLC+/-++                                           5.20        01/11/2008           191,429
     76,569  HARRIER FINANCE FUNDING LLC+/-                                             4.89        04/25/2008            76,569
    382,847  HUDSON-THAMES LLC+/-++                                                     5.67        06/16/2008           380,243
    497,701  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              5.13        08/16/2008           497,701
    191,423  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                 4.88        10/24/2008           191,098
     11,485  INTESA FUNDING LLC                                                         4.86        11/07/2007            11,475
  4,441,021  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $4,441,643)                                 5.04        11/01/2007         4,441,021
    382,847  JUPITER SECURITIZATION CORPORATION                                         4.90        11/01/2007           382,847
    440,274  KESTREL FUNDING US LLC+/-++                                                4.84        02/25/2008           440,115
     76,569  KESTREL FUNDING US LLC+/-                                                  4.89        04/25/2008            76,569
    165,390  LIBERTY STREET FUNDING CORPORATION++                                       5.02        11/01/2007           165,390
    382,847  LINKS FINANCE LLC+/-++                                                     5.01        08/15/2008           382,154
    513,014  LIQUID FUNDING LIMITED+/-++                                                5.22        11/13/2007           513,014
    566,613  LIQUID FUNDING LIMITED+/-++                                                5.70        06/11/2008           567,049
    765,693  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $765,799)                                   5.00        11/01/2007           765,693
    252,679  MONT BLANC CAPITAL CORPORATION                                             4.90        11/07/2007           252,459
    797,443  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $797,554)                                                  5.02        11/01/2007           797,443
     35,413  MORGAN STANLEY SERIES EXL+/-                                               5.22        10/15/2008            35,413
    245,022  NEWPORT FUNDING CORPORATION                                                5.11        11/14/2007           244,556
    535,985  NORTH SEA FUNDING LLC                                                      5.13        11/08/2007           535,439
    344,562  NORTH SEA FUNDING LLC                                                      4.99        11/16/2007           343,807
    382,847  NORTHERN ROCK PLC+/-++                                                     5.15        10/03/2008           380,894
    352,219  OLD LINE FUNDING CORPORATION                                               5.06        11/09/2007           351,807
     38,285  OLD LINE FUNDING CORPORATION                                               4.96        11/15/2007            38,207
    154,318  OLD LINE FUNDING CORPORATION                                               4.96        11/19/2007           153,913
    191,423  PERRY GLOBAL FUNDING LLC SERIES A++                                        5.13        11/15/2007           191,033
    218,223  PREMIUM ASSET TRUST+/-++                                                   5.33        12/21/2007           218,196
    191,423  PREMIUM ASSET TRUST+/-                                                     5.10        09/16/2008           191,423
    145,482  PYXIS MASTER TRUST SERIES 2007-3+/-++                                      5.51        11/27/2007           145,482
     30,972  RACERS TRUST SERIES 2004-6-MM+/-++                                         5.15        04/22/2008            30,947
    421,131  SCALDIS CAPITAL LIMITED++                                                  5.11        11/15/2007           420,272
    612,555  SCALDIS CAPITAL LIMITED++                                                  4.94        11/20/2007           610,858
    275,650  SEDNA FINANCE INCORPORATED+/-++                                            5.09        04/10/2008           275,468
    195,252  SHIPROCK FINANCE SERIES 2007-4A+/-++                                       5.16        04/11/2008           195,252
    191,423  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                             5.11        02/04/2008           191,421
    149,310  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                             4.80        02/29/2008           149,184
    153,139  SLM CORPORATION+/-++                                                       5.11        05/12/2008           151,786
    382,847  STANFIELD VICTORIA FUNDING LLC+/-++                                        5.57        02/15/2008           382,655
    237,365  STANFIELD VICTORIA FUNDING LLC+/-++                                        5.23        04/03/2008           237,244
    359,876  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                       5.03        11/09/2007           359,455

36 Wells Fargo Advantage Specialty Funds

                                      Portfolio of Investments--October 31, 2007


SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    44,265  THE TRAVELERS INSURANCE COMPANY+/-                                         5.19%       02/08/2008    $       44,264
    572,463  THUNDER BAY FUNDING INCORPORATED++                                         5.10        11/07/2007           571,965
    191,423  UNICREDITO ITALIANO BANK (IRELAND)+/-                                      5.11        10/14/2008           191,150
    191,423  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                         5.14        10/08/2008           191,194
     81,929  VARIABLE FUNDING CAPITAL COMPANY                                           4.98        11/01/2007            81,929
    191,423  VERSAILLES CDS LLC                                                         5.15        11/06/2007           191,284
    199,080  VERSAILLES CDS LLC                                                         4.93        11/15/2007           198,674
    329,248  VICTORIA FINANCE LLC+/-++                                                  5.01        07/28/2008           328,804
    191,423  VICTORIA FINANCE LLC+/-++                                                  5.03        08/07/2008           191,423
    382,847  WHITE PINE FINANCE LLC+/-++                                                5.46        02/22/2008           382,621

                                                                                                                      35,584,131
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $36,284,930)                                                            36,248,140
                                                                                                                  --------------

     SHARES
SHORT-TERM INVESTMENTS: 9.54%
 26,629,779  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             26,629,779

TOTAL SHORT-TERM INVESTMENTS (COST $26,629,779)                                                                       26,629,779
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $260,935,099)*                        116.73%                                                               $  325,847,788

OTHER ASSETS AND LIABILITIES, NET           (16.73)                                                                  (46,711,421)
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $  279,136,367
                                            ------                                                                --------------

--------------------------------------------------------------------------------
  +   Non-income earning securities. (See Note 2)

 <<   All or a portion of this security is on loan.

+/-   Variable rate investments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4 (2) of the Securities Act of 1933, as amended.

 ^^ This security is currently in default with regards to scheduled interest and/or principal payments.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the Fund with a cost of $26,629,779.

  * Cost for federal income tax purposes is $262,072,868 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                $68,248,039
      Gross unrealized depreciation                 (4,473,119)
                                                   -----------
      Net unrealized appreciation (depreciation)   $63,774,920

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities--October 31, 2007

                                        Wells Fargo Advantage Specialty Funds 37


                                                                                 Specialized        Specialized       Specialized
                                                                             Financial Services   Health Sciences      Technology
                                                                                     Fund              Fund               Fund
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value .....................................   $      288,929,871   $    16,883,787    $ 262,969,869
      Collateral for securities loaned (Note 2) ..........................           18,567,051         2,120,792       36,248,140
      Investments in affiliates ..........................................            2,209,203           741,035       26,629,779
                                                                             -----------------------------------------------------
   Total investments at market value (see cost below) ....................          309,706,125        19,745,614      325,847,788
                                                                             -----------------------------------------------------
   Cash ..................................................................               50,000           150,000           50,000
   Receivable for Fund shares issued .....................................                3,972               149        1,869,338
   Receivable for investments sold .......................................              939,175           540,793        2,382,800
   Receivables for dividends and interest ................................              207,678             9,940          124,494
                                                                             -----------------------------------------------------
Total assets .............................................................          310,906,950        20,446,496      330,274,420
                                                                             -----------------------------------------------------
LIABILITIES
   Options written, at value .............................................                    0           106,200                0
   Foreign taxes payable .................................................                    0                 0           76,057
   Payable for Fund shares redeemed ......................................              824,777            20,199          150,361
   Payable for investments purchased .....................................              572,255           352,899       14,206,316
   Payable to investment advisor and affiliates (Note 3) .................              269,169            22,283          302,037
   Payable for securities loaned (Note 2) ................................           18,585,896         2,122,945       36,284,930
   Accrued expenses and other liabilities ................................              117,103            38,490          118,352
                                                                             -----------------------------------------------------
Total liabilities ........................................................           20,369,200         2,663,016       51,138,053
                                                                             -----------------------------------------------------
TOTAL NET ASSETS .........................................................   $      290,537,750   $    17,783,480    $ 279,136,367
                                                                             =====================================================

NET ASSETS CONSIST OF
   Paid-in capital .......................................................   $      192,753,278   $    15,035,744    $ 354,365,955
   Undistributed net investment income (loss) ............................                    0                 0                0
   Undistributed net realized gain (loss) on investments .................           23,267,271         1,240,124     (140,124,608)
   Net unrealized appreciation (depreciation) of investments, foreign currencies and translation of assets and liabilities denominated
      in foreign currencies ..............................................           74,517,201         1,517,004       64,895,020
   Net unrealized appreciation (depreciation) of options, swap agreements,
      and short sales ....................................................                    0            (9,392)               0
                                                                             -----------------------------------------------------
TOTAL NET ASSETS .........................................................   $      290,537,750   $    17,783,480    $ 279,136,367
                                                                             =====================================================

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets - Class A ..................................................   $      287,109,077   $     7,184,109    $ 163,332,556
   Shares outstanding - Class A ..........................................           74,447,712           579,140       20,869,290
   Net asset value per share - Class A ...................................   $             3.86   $         12.40    $        7.83
   Maximum offering price per share - Class A 2 ..........................   $             4.10   $         13.16    $        8.31
   Net assets - Class B ..................................................   $        2,533,425   $     9,832,658    $  16,366,059
   Shares outstanding - Class B ..........................................              658,509           835,352        2,207,009
   Net asset value and offering price per share - Class B ................   $             3.85   $         11.77    $        7.42
   Net assets - Class C ..................................................   $          895,248   $       766,713    $   6,907,417
   Shares outstanding - Class C ..........................................              234,270            65,055          933,214
   Net asset value and offering price per share - Class C ................   $             3.82   $         11.79    $        7.40
   Net assets - Class Z ..................................................                   NA                NA    $  92,530,335
   Shares outstanding - Class Z ..........................................                   NA                NA       11,871,287
   Net asset value and offering price per share - Class Z ................                   NA                NA    $        7.79
                                                                             -----------------------------------------------------

Investments at cost ......................................................   $      235,188,924   $    18,228,610    $ 260,935,099
                                                                             -----------------------------------------------------
Securities on loan, at market value (Note 2) .............................   $       18,392,887   $     2,060,432    $  35,998,847
                                                                             -----------------------------------------------------
Premiums received on written options (Note 2) ............................   $                0   $        96,808    $           0
                                                                             -----------------------------------------------------

--------------------------------------------------------------------------------
1     Each Fund has an unlimited number of authorized shares.

2 Maximum offering price is computed as 100/94.25 of net asset value. On investment of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

38 Wells Fargo Advantage Specialty Funds

                   Statements of Operations--For the Year Ended October 31, 2007


                                                                                 Specialized        Specialized       Specialized
                                                                             Financial Services   Health Sciences      Technology
                                                                                    Fund                Fund              Fund
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 ...........................................................   $        8,840,408   $       148,117    $     927,109
   Income from affiliated securities .....................................               63,513            24,512          477,819
   Securities lending income, net ........................................               68,823             4,028          147,109
                                                                             -----------------------------------------------------
Total investment income ..................................................            8,972,744           176,657        1,552,037
                                                                             -----------------------------------------------------
EXPENSES
   Advisory fees .........................................................            3,201,953           180,598        2,337,899
   Administration fees
      Fund Level .........................................................              168,524             9,505          111,329
      Class A ............................................................              931,856            21,266          322,974
      Class B ............................................................                9,111            29,624           62,617
      Class C ............................................................                2,768             2,338           14,772
      Class Z ............................................................                   NA                NA          358,516
   Custody fees ..........................................................               67,410            13,307          155,860
   Shareholder servicing fees (Note 3) ...................................              842,619            47,526          556,642
   Accounting fees .......................................................               35,840            21,892           36,705
   Distribution fees (Note 3)
      Class B ............................................................               24,403            79,349          167,725
      Class C ............................................................                7,413             6,264           39,568
   Professional fees .....................................................               24,533            16,480           21,987
   Registration fees .....................................................                2,500            66,361           46,388
   Shareholder reports ...................................................               63,699            17,455           91,672
   Trustees' fees ........................................................                8,955             8,955            8,955
   Other fees and expenses ...............................................                4,536               654            4,041
                                                                             -----------------------------------------------------
Total expenses ...........................................................            5,396,120           521,574        4,337,650
                                                                             -----------------------------------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) ..........................             (810,611)         (122,291)        (114,593)
   Net expenses ..........................................................            4,585,509           399,283        4,223,057
                                                                             -----------------------------------------------------
Net investment income (loss) .............................................            4,387,235          (222,626)      (2,671,020)
                                                                             -----------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation .......           24,858,386         2,093,967       40,936,370
   Options, swap agreements and short sale transactions ..................                    0          (198,729)         450,517
                                                                             -----------------------------------------------------
Net realized gain and loss from investments ..............................           24,858,386         1,895,238       41,386,887
                                                                             -----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation .......          (29,107,441)          197,708       44,808,011
   Options, swap agreements and short sale transactions ..................                    0            (5,465)          18,392
                                                                             -----------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments ......          (29,107,441)          192,243       44,826,403
                                                                             -----------------------------------------------------
Net realized and unrealized gain (loss) on investments ...................           (4,249,055)        2,087,481       86,213,290
                                                                             -----------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........   $          138,180   $     1,864,855    $  83,542,270
                                                                             =====================================================

1 Net of foreign withholding taxes of ....................................   $           28,935   $        16,435    $     103,873

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

40 Wells Fargo Advantage Specialty Funds     Statements of Changes in Net Assets


                                                                                                SPECIALIZED FINANCIAL SERVICES FUND
                                                                                                -----------------------------------
                                                                                                     For the            For the
                                                                                                   Year Ended         Year Ended
                                                                                                October 31, 2007   October 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ......................................................................  $    359,168,516   $    375,715,422

OPERATIONS
   Net investment income (loss) ..............................................................         4,387,235          4,226,095
   Net realized gain (loss) on investments ...................................................        24,858,386         29,077,276
   Net change in unrealized appreciation (depreciation) of investments .......................       (29,107,441)        26,578,520
                                                                                                -----------------------------------
Net increase (decrease) in net assets resulting from operations ..............................           138,180         59,881,891
                                                                                                -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ................................................................................        (4,273,019)        (4,117,197)
      Class B ................................................................................           (15,821)           (15,821)
      Class C ................................................................................            (5,381)            (4,516)
      Class Z ................................................................................                NA                 NA
   Net realized gain on sales of investments
      Class A ................................................................................       (26,130,265)       (15,770,015)
      Class B ................................................................................          (280,729)          (207,815)
      Class C ................................................................................           (79,775)           (50,820)
      Class Z ................................................................................                NA                 NA
                                                                                                -----------------------------------
Total distributions to shareholders ..........................................................       (30,784,990)       (20,166,184)
                                                                                                -----------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A .......................................................         3,779,443          8,788,904
   Reinvestment of distributions - Class A ...................................................        27,462,786         17,936,868
   Cost of shares redeemed - Class A .........................................................       (68,181,046)       (80,952,179)
                                                                                                -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class A ..       (36,938,817)       (54,226,407)
                                                                                                -----------------------------------
   Proceeds from shares sold - Class B .......................................................           160,967            416,556
   Reinvestment of distributions - Class B ...................................................           272,182            206,156
   Cost of shares redeemed - Class B .........................................................        (1,413,077)        (2,389,097)
                                                                                                -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class B ..          (979,928)        (1,766,385)
                                                                                                -----------------------------------
   Proceeds from shares sold - Class C .......................................................            32,339             36,453
   Reinvestment of distributions - Class C ...................................................            69,234             47,779
   Cost of shares redeemed - Class C .........................................................          (166,784)          (354,053)
                                                                                                -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class C ..           (65,211)          (269,821)
                                                                                                -----------------------------------
   Proceeds from shares sold - Class Z .......................................................                NA                 NA
   Cost of shares redeemed - Class Z .........................................................                NA                 NA
                                                                                                -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class Z ..                NA                 NA
                                                                                                -----------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total .......       (37,983,956)       (56,262,613)
                                                                                                -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ........................................................       (68,630,766)       (16,546,906)
                                                                                                ===================================
ENDING NET ASSETS ............................................................................  $    290,537,750   $    359,168,516
                                                                                                ===================================

SHARES ISSUED AND REDEEMED
   Shares sold - Class A .....................................................................           928,142          2,231,558
   Shares issued in reinvestment of distributions - Class A ..................................         6,808,019          4,691,884
   Shares redeemed - Class A .................................................................       (16,915,118)       (20,540,254)
                                                                                                -----------------------------------
   Net increase (decrease) in shares outstanding - Class A ...................................        (9,178,957)       (13,616,812)
                                                                                                -----------------------------------
   Shares sold - Class B .....................................................................            39,304            105,683
   Shares issued in reinvestment of distributions - Class B ..................................            67,590             54,268
   Shares redeemed - Class B .................................................................          (351,449)          (607,108)
                                                                                                -----------------------------------
   Net increase (decrease) in shares outstanding - Class B ...................................          (244,555)          (447,157)
                                                                                                -----------------------------------
   Shares sold - Class C .....................................................................             8,068              9,428
   Shares issued in reinvestment of distributions - Class C ..................................            17,328             12,645
   Shares redeemed - Class C .................................................................           (41,843)           (90,628)
                                                                                                -----------------------------------
   Net increase (decrease) in shares outstanding - Class C ...................................           (16,447)           (68,555)
                                                                                                -----------------------------------
   Shares sold - Class Z .....................................................................                NA                 NA
   Shares issued in reinvestment of distributions - Class Z ..................................                NA                 NA
   Shares redeemed - Class Z .................................................................                NA                 NA
                                                                                                -----------------------------------
   Net increase (decrease) in shares outstanding - Class Z ...................................                NA                 NA
                                                                                                -----------------------------------
Net increase (decrease) in shares outstanding resulting from capital share transactions ......        (9,439,959)       (14,132,524)
                                                                                                -----------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .................................  $              0   $        101,796
                                                                                                ===================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets     Wells Fargo Advantage Specialty Funds 41


                                                                                                  SPECIALIZED HEALTH SCIENCES FUND
                                                                                                -----------------------------------
                                                                                                     For the            For the
                                                                                                   Year Ended         Year Ended
                                                                                                October 31, 2007   October 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ......................................................................  $     21,506,035   $     26,644,657

OPERATIONS
   Net investment income (loss) ..............................................................          (222,626)          (202,317)
   Net realized gain (loss) on investments ...................................................         1,895,238          1,161,725
   Net change in unrealized appreciation (depreciation) of investments .......................           192,243             99,072
                                                                                                -----------------------------------
Net increase (decrease) in net assets resulting from operations ..............................         1,864,855          1,058,480
                                                                                                -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ................................................................................                 0                  0
      Class B ................................................................................                 0                  0
      Class C ................................................................................                 0                  0
      Class Z ................................................................................                NA                 NA
   Net realized gain on sales of investments
      Class A ................................................................................          (189,011)          (292,187)
      Class B ................................................................................          (279,060)          (405,407)
      Class C ................................................................................           (21,530)           (38,466)
      Class Z ................................................................................                NA                 NA
                                                                                                -----------------------------------
Total distributions to shareholders ..........................................................          (489,601)          (736,060)
                                                                                                -----------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A .......................................................           834,440            809,389
   Reinvestment of distributions - Class A ...................................................           181,030            280,054
   Cost of shares redeemed - Class A .........................................................        (2,953,214)        (3,509,645)
                                                                                                -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class A ..        (1,937,744)        (2,420,202)
                                                                                                -----------------------------------
   Proceeds from shares sold - Class B .......................................................            61,853            392,101
   Reinvestment of distributions - Class B ...................................................           268,191            392,381
   Cost of shares redeemed - Class B .........................................................        (3,279,812)        (3,318,019)
                                                                                                -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class B ..        (2,949,768)        (2,533,537)
                                                                                                -----------------------------------
   Proceeds from shares sold - Class C .......................................................             4,976             54,851
   Reinvestment of distributions - Class C ...................................................            19,965             35,974
   Cost of shares redeemed - Class C .........................................................          (235,238)          (598,128)
                                                                                                -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class C ..          (210,297)          (507,303)
                                                                                                -----------------------------------
   Proceeds from shares sold - Class Z .......................................................                NA                 NA
   Cost of shares redeemed - Class Z .........................................................                NA                 NA
                                                                                                -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class Z ..                NA                 NA
                                                                                                -----------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total .......        (5,097,809)        (5,461,042)
                                                                                                -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ........................................................        (3,722,555)        (5,138,622)
                                                                                                ===================================
ENDING NET ASSETS ............................................................................  $     17,783,480   $     21,506,035
                                                                                                ===================================

SHARES ISSUED AND REDEEMED
   Shares sold - Class A .....................................................................            72,200             71,879
   Shares issued in reinvestment of distributions - Class A ..................................            16,323             24,982
   Shares redeemed - Class A .................................................................          (256,711)          (313,660)
                                                                                                -----------------------------------
   Net increase (decrease) in shares outstanding - Class A ...................................          (168,188)          (216,799)
                                                                                                -----------------------------------
   Shares sold - Class B .....................................................................             5,624             36,346
   Shares issued in reinvestment of distributions - Class B ..................................            25,325             36,332
   Shares redeemed - Class B .................................................................          (299,149)          (307,159)
                                                                                                -----------------------------------
   Net increase (decrease) in shares outstanding - Class B ...................................          (268,200)          (234,481)
                                                                                                -----------------------------------
   Shares sold - Class C .....................................................................               464              5,032
   Shares issued in reinvestment of distributions - Class C ..................................             1,884              3,328
   Shares redeemed - Class C .................................................................           (21,361)           (55,058)
                                                                                                -----------------------------------
   Net increase (decrease) in shares outstanding - Class C ...................................           (19,013)           (46,698)
                                                                                                -----------------------------------
   Shares sold - Class Z .....................................................................                NA                 NA
   Shares issued in reinvestment of distributions - Class Z ..................................                NA                 NA
   Shares redeemed - Class Z .................................................................                NA                 NA
                                                                                                -----------------------------------
   Net increase (decrease) in shares outstanding - Class Z ...................................                NA                 NA
                                                                                                -----------------------------------
Net increase (decrease) in shares outstanding resulting from capital share transactions ......          (455,401)          (497,978)
                                                                                                -----------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .................................  $              0   $              0
                                                                                                ===================================

                                                                                                     SPECIALIZED TECHNOLOGY FUND
                                                                                                -----------------------------------
                                                                                                     For the            For the
                                                                                                   Year Ended         Year Ended
                                                                                                October 31, 2007   October 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ......................................................................  $    219,109,933   $    239,938,252

OPERATIONS
   Net investment income (loss) ..............................................................        (2,671,020)        (3,043,840)
   Net realized gain (loss) on investments ...................................................        41,386,887         19,406,160
   Net change in unrealized appreciation (depreciation) of investments .......................        44,826,403         (5,653,422)
                                                                                                -----------------------------------
Net increase (decrease) in net assets resulting from operations ..............................        83,542,270         10,708,898
                                                                                                -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ................................................................................                 0                  0
      Class B ................................................................................                 0                  0
      Class C ................................................................................                 0                  0
      Class Z ................................................................................                 0                  0
   Net realized gain on sales of investments
      Class A ................................................................................                 0                  0
      Class B ................................................................................                 0                  0
      Class C ................................................................................                 0                  0
      Class Z ................................................................................                 0                  0
                                                                                                -----------------------------------
Total distributions to shareholders ..........................................................                 0                  0
                                                                                                -----------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A .......................................................        55,109,038         28,464,292
   Reinvestment of distributions - Class A ...................................................                 0                  0
   Cost of shares redeemed - Class A .........................................................       (46,755,488)       (37,727,443)
                                                                                                -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class A ..         8,353,550         (9,263,151)
                                                                                                -----------------------------------
   Proceeds from shares sold - Class B .......................................................           653,805            723,394
   Reinvestment of distributions - Class B ...................................................                 0                  0
   Cost of shares redeemed - Class B .........................................................       (15,445,421)        (6,621,474)
                                                                                                -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class B ..       (14,791,616)        (5,898,080)
                                                                                                -----------------------------------
   Proceeds from shares sold - Class C .......................................................         1,082,804            655,065
   Reinvestment of distributions - Class C ...................................................                 0                  0
   Cost of shares redeemed - Class C .........................................................        (1,333,583)        (1,395,181)
                                                                                                -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class C ..          (250,779)          (740,116)
                                                                                                -----------------------------------
   Proceeds from shares sold - Class Z .......................................................         3,917,378          4,447,238
   Cost of shares redeemed - Class Z .........................................................       (20,744,369)       (20,083,108)
                                                                                                -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction - Class Z ..       (16,826,991)       (15,635,870)
                                                                                                -----------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total .......       (23,515,836)       (31,537,217)
                                                                                                -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ........................................................        60,026,434        (20,828,319)
                                                                                                ===================================
ENDING NET ASSETS ............................................................................  $    279,136,367   $    219,109,933
                                                                                                ===================================

SHARES ISSUED AND REDEEMED
   Shares sold - Class A .....................................................................         8,103,064          5,239,191
   Shares issued in reinvestment of distributions - Class A ..................................                NA                  0
   Shares redeemed - Class A .................................................................        (7,453,984)        (6,983,987)
                                                                                                -----------------------------------
   Net increase (decrease) in shares outstanding - Class A ...................................           649,080         (1,744,796)
                                                                                                -----------------------------------
   Shares sold - Class B .....................................................................           108,610            137,299
   Shares issued in reinvestment of distributions - Class B ..................................                NA                  0
   Shares redeemed - Class B .................................................................        (2,494,038)        (1,276,036)
                                                                                                -----------------------------------
   Net increase (decrease) in shares outstanding - Class B ...................................        (2,385,428)        (1,138,737)
                                                                                                -----------------------------------
   Shares sold - Class C .....................................................................           166,576            124,758
   Shares issued in reinvestment of distributions - Class C ..................................                NA                  0
   Shares redeemed - Class C .................................................................          (229,527)          (272,339)
                                                                                                -----------------------------------
   Net increase (decrease) in shares outstanding - Class C ...................................           (62,951)          (147,581)
                                                                                                -----------------------------------
   Shares sold - Class Z .....................................................................           614,249            816,132
   Shares issued in reinvestment of distributions - Class Z ..................................                 0                  0
   Shares redeemed - Class Z .................................................................        (3,424,708)        (3,699,085)
                                                                                                -----------------------------------
   Net increase (decrease) in shares outstanding - Class Z ...................................        (2,810,459)        (2,882,953)
                                                                                                -----------------------------------
Net increase (decrease) in shares outstanding resulting from capital share transactions ......        (4,609,758)        (5,914,067)
                                                                                                -----------------------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .................................. $              0   $         (1,260)
                                                                                                ===================================

42 Wells Fargo Advantage Specialty Funds                    Financial Highlights


                                                      Beginning                    Net Realized    Distributions
                                                      Net Asset        Net        and Unrealized      from Net     Distributions
                                                      Value Per     Investment      Gain (Loss)      Investment       from Net
                                                        Share     Income (Loss)   on Investments      Income       Realized Gains
---------------------------------------------------------------------------------------------------------------------------------
SPECIALIZED FINANCIAL SERVICES FUND
---------------------------------------------------------------------------------------------------------------------------------
Class A
November 1, 2006 to October 31, 2007 ..............    $  4.24         0.05           (0.06)           (0.05)          (0.32)
November 1, 2005 to October 31, 2006 ..............    $  3.80         0.05            0.61            (0.05)          (0.17)
October 1, 2005 4 to October 31, 2005 .............    $  3.70         0.00            0.10             0.00            0.00
October 1, 2004 to September 30, 2005 .............    $  3.83         0.04            0.16            (0.04)          (0.29)
October 1, 2003 to September 30, 2004 .............    $  4.26         0.03            0.42            (0.03)          (0.85)
October 1, 2002 6 to September 30, 2003 ...........    $  3.71         0.03            0.56            (0.04)           0.00

Class B
November 1, 2006 to October 31, 2007 ..............    $  4.23         0.02           (0.06)           (0.02)          (0.32)
November 1, 2005 to October 31, 2006 ..............    $  3.79         0.00            0.62            (0.01)          (0.17)
October 1, 2005 4 to October 31, 2005 .............    $  3.69         0.00            0.10             0.00            0.00
October 1, 2004 to September 30, 2005 .............    $  3.82         0.01            0.16            (0.01)          (0.29)
October 1, 2003 to September 30, 2004 .............    $  4.25        (0.01)           0.43             0.00           (0.85)
October 1, 2002 6 to September 30, 2003 ...........    $  3.71         0.00            0.56            (0.02)           0.00

Class C
November 1, 2006 to October 31, 2007 ..............    $  4.20         0.02           (0.06)           (0.02)          (0.32)
November 1, 2005 to October 31, 2006 ..............    $  3.77         0.01            0.61            (0.02)          (0.17)
October 1, 2005 4 to October 31, 2005 .............    $  3.67         0.00            0.10             0.00            0.00
October 1, 2004 to September 30, 2005 .............    $  3.80         0.01            0.16            (0.01)          (0.29)
October 1, 2003 to September 30, 2004 .............    $  4.23        (0.00)           0.42             0.00           (0.85)
October 1, 2002 6 to September 30, 2003 ...........    $  3.69         0.00            0.56            (0.02)           0.00

SPECIALIZED HEALTH SCIENCES FUND
---------------------------------------------------------------------------------------------------------------------------------
Class A
November 1, 2006 to October 31, 2007 ..............    $ 11.41        (0.08) 7         1.33             0.00           (0.26)
November 1, 2005 to October 31, 2006 ..............    $ 11.19         0.03            0.50             0.00           (0.31)
October 1, 2005 4 to October 31, 2005 .............    $ 11.35         0.00           (0.16)            0.00            0.00
October 1, 2004 to September 30, 2005 .............    $ 10.49        (0.01)           0.89             0.00           (0.02)
October 1, 2003 to September 30, 2004 .............    $  9.51        (0.09)           1.07             0.00            0.00
October 1, 2002 to September 30, 2003 .............    $  7.81        (0.08)           1.78             0.00            0.00

Class B
November 1, 2006 to October 31, 2007 ..............    $ 10.92        (0.16) 7         1.27             0.00           (0.26)
November 1, 2005 to October 31, 2006 ..............    $ 10.80        (0.18)           0.61             0.00           (0.31)
October 1, 2005 4 to October 31, 2005 .............    $ 10.96        (0.02)          (0.14)            0.00            0.00
October 1, 2004 to September 30, 2005 .............    $ 10.21        (0.16)           0.93             0.00           (0.02)
October 1, 2003 to September 30, 2004 .............    $  9.32        (0.18)           1.07             0.00            0.00
October 1, 2002 to September 30, 2003 .............    $  7.72        (0.16)           1.76             0.00            0.00

Class C
November 1, 2006 to October 31, 2007 ..............    $ 10.94        (0.16) 7         1.27             0.00           (0.26)
November 1, 2005 to October 31, 2006 ..............    $ 10.81        (0.30)           0.74             0.00           (0.31)
October 1, 2005 4 to October 31, 2005 .............    $ 10.97        (0.02)          (0.14)            0.00            0.00
October 1, 2004 to September 30, 2005 .............    $ 10.22        (0.23)           1.00             0.00           (0.02)
October 1, 2003 to September 30, 2004 .............    $  9.33        (0.19)           1.08             0.00            0.00
October 1, 2002 to September 30, 2003 .............    $  7.73        (0.16)           1.76             0.00            0.00

--------------------------------------------------------------------------------
1 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

3     Commencement of operations.

4     The Fund changed its fiscal year end from September 30 to October 31.

5 Portfolio Turnover rates presented for periods of less than one year are not annualized.

6     The Fund changed its fiscal year end from December 31 to September 30.

7     Calculated based upon average shares outstanding.

The accompanying notes are an integral part of these financial statements.

Financial Highlights                    Wells Fargo Advantage Specialty Funds 43


                                                                           Ending       Ratio to Average Net Assets (Annualized) 1
                                                      Distributions in   Net Asset   -----------------------------------------------
                                                         Exceess of      Value Per   Net Investment     Gross    Expenses     Net
                                                       Realized Gains      Share      Income (Loss)   Expenses    Waived    Expenses
------------------------------------------------------------------------------------------------------------------------------------
SPECIALIZED FINANCIAL SERVICES FUND
------------------------------------------------------------------------------------------------------------------------------------
Class A
November 1, 2006 to October 31, 2007 ..............         0.00          $  3.86         1.31%         1.59%     (0.24)%     1.35%
November 1, 2005 to October 31, 2006 ..............         0.00          $  4.24         1.17%         1.58%     (0.23)%     1.35%
October 1, 2005 4 to October 31, 2005 .............         0.00          $  3.80        (0.07)%        1.58%     (0.23)%     1.35%
October 1, 2004 to September 30, 2005 .............         0.00          $  3.70         1.15%         1.58%     (0.23)%     1.35%
October 1, 2003 to September 30, 2004 .............         0.00          $  3.83         0.71%         1.60%     (0.25)%     1.35%
October 1, 2002 6 to September 30, 2003............         0.00          $  4.26         0.82%         1.59%     (0.24)%     1.35%

Class B
November 1, 2006 to October 31, 2007 ..............         0.00          $  3.85         0.56%         2.34%     (0.24)%     2.10%
November 1, 2005 to October 31, 2006 ..............         0.00          $  4.23         0.45%         2.33%     (0.23)%     2.10%
October 1, 2005 4 to October 31, 2005 .............         0.00          $  3.79        (0.81)%        2.33%     (0.23)%     2.10%
October 1, 2004 to September 30, 2005 .............         0.00          $  3.69         0.40%         2.33%     (0.23)%     2.10%
October 1, 2003 to September 30, 2004 .............         0.00          $  3.82        (0.02)%        2.35%     (0.25)%     2.10%
October 1, 2002 6 to September 30, 2003............         0.00          $  4.25         0.07%         2.45%     (0.35)%     2.10%

Class C
November 1, 2006 to October 31, 2007 ..............         0.00          $  3.82         0.56%         2.34%     (0.24)%     2.10%
November 1, 2005 to October 31, 2006 ..............         0.00          $  4.20         0.42%         2.33%     (0.23)%     2.10%
October 1, 2005 4 to October 31, 2005 .............         0.00          $  3.77        (0.82)%        2.33%     (0.23)%     2.10%
October 1, 2004 to September 30, 2005 .............         0.00          $  3.67         0.40%         2.33%     (0.23)%     2.10%
October 1, 2003 to September 30, 2004 .............         0.00          $  3.80        (0.04)%        2.35%     (0.25)%     2.10%
October 1, 2002 6 to September 30, 2003 ...........         0.00          $  4.23         0.07%         2.55%     (0.45)%     2.10%

SPECIALIZED HEALTH SCIENCES FUND
------------------------------------------------------------------------------------------------------------------------------------
Class A
November 1, 2006 to October 31, 2007 ..............         0.00          $ 12.40        (0.72)%        1.96%     (0.31)%     1.65%
November 1, 2005 to October 31, 2006 ..............         0.00          $ 11.41        (0.39)%        2.27%     (0.62)%     1.65%
October 1, 2005 4 to October 31, 2005 .............         0.00          $ 11.19        (0.93)%        2.00%     (0.35)%     1.65%
October 1, 2004 to September 30, 2005 .............         0.00          $ 11.35        (0.41)%        1.96%     (0.31)%     1.65%
October 1, 2003 to September 30, 2004 .............         0.00          $ 10.49        (0.87)%        1.84%     (0.19)%     1.65%
October 1, 2002 to September 30, 2003 .............         0.00          $  9.51        (1.02)%        2.25%     (0.60)%     1.65%

Class B
November 1, 2006 to October 31, 2007 ..............         0.00          $ 11.77        (1.47)%        2.71%     (0.31)%     2.40%
November 1, 2005 to October 31, 2006 ..............         0.00          $ 10.92        (1.15)%        3.02%     (0.62)%     2.40%
October 1, 2005 4 to October 31, 2005 .............         0.00          $ 10.80        (1.68)%        2.75%     (0.35)%     2.40%
October 1, 2004 to September 30, 2005 .............         0.00          $ 10.96        (1.16)%        2.71%     (0.31)%     2.40%
October 1, 2003 to September 30, 2004 .............         0.00          $ 10.21        (1.62)%        2.59%     (0.19)%     2.40%
October 1, 2002 to September 30, 2003 .............         0.00          $  9.32        (1.77)%        3.06%     (0.66)%     2.40%

Class C
November 1, 2006 to October 31, 2007 ..............         0.00          $ 11.79        (1.47)%        2.71%     (0.31)%     2.40%
November 1, 2005 to October 31, 2006 ..............         0.00          $ 10.94        (1.16)%        3.00%     (0.60)%     2.40%
October 1, 2005 4 to October 31, 2005 .............         0.00          $ 10.81        (1.68)%        2.75%     (0.35)%     2.40%
October 1, 2004 to September 30, 2005 .............         0.00          $ 10.97        (1.16)%        2.71%     (0.31)%     2.40%
October 1, 2003 to September 30, 2004 .............         0.00          $ 10.22        (1.63)%        2.59%     (0.19)%     2.40%
October 1, 2002 to September 30, 2003 .............         0.00          $  9.33        (1.77)%        3.18%     (0.78)%     2.40%

                                                                 Portfolio    Net Assets at
                                                        Total     Turnover    End of Period
                                                      Return 2      Rate     (000's omitted)
--------------------------------------------------------------------------------------------
SPECIALIZED FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------------------
Class A
November 1, 2006 to October 31, 2007 ..............    (0.49)%       12%        $ 287,109
November 1, 2005 to October 31, 2006 ..............    17.83%        21%        $ 354,300
October 1, 2005 4 to October 31, 2005 .............     2.70%         1% 5      $ 369,400
October 1, 2004 to September 30, 2005 .............     5.34%        49%        $ 369,432
October 1, 2003 to September 30, 2004 .............    11.11%       221%        $ 481,182
October 1, 2002 6 to September 30, 2003 ...........    16.12%       356%        $ 512,466

Class B
November 1, 2006 to October 31, 2007 ..............    (1.27)%       12%        $   2,533
November 1, 2005 to October 31, 2006 ..............    16.96%        21%        $   3,816
October 1, 2005 4 to October 31, 2005 .............     2.71%         1% 5      $   5,113
October 1, 2004 to September 30, 2005 .............     4.32%        49%        $   5,220
October 1, 2003 to September 30, 2004 .............    10.41%       221%        $  10,612
October 1, 2002 6 to September 30, 2003 ...........    15.21%       356%        $  20,465

Class C
November 1, 2006 to October 31, 2007 ..............    (1.25)%       12%        $     895
November 1, 2005 to October 31, 2006 ..............    16.79%        21%        $   1,053
October 1, 2005 4 to October 31, 2005 .............     2.72%         1% 5      $   1,202
October 1, 2004 to September 30, 2005 .............     4.46%        49%        $   1,189
October 1, 2003 to September 30, 2004 .............    10.45%       221%        $   1,857
October 1, 2002 6 to September 30, 2003 ...........    15.30%       356%        $   1,937

SPECIALIZED HEALTH SCIENCES FUND
--------------------------------------------------------------------------------------------
Class A
November 1, 2006 to October 31, 2007 ..............    11.23%       228%        $   7,184
November 1, 2005 to October 31, 2006 ..............     4.81%       348%        $   8,531
October 1, 2005 4 to October 31, 2005 .............    (1.41)%        9% 5      $  10,784
October 1, 2004 to September 30, 2005 .............     8.42%       200%        $  11,219
October 1, 2003 to September 30, 2004 .............    10.30%       266%        $  12,891
October 1, 2002 to September 30, 2003 .............    21.77%       150%        $  12,805

Class B
November 1, 2006 to October 31, 2007 ..............    10.43%       228%        $   9,833
November 1, 2005 to October 31, 2006 ..............     4.04%       348%        $  12,056
October 1, 2005 4 to October 31, 2005 .............    (1.46)%        9% 5      $  14,447
October 1, 2004 to September 30, 2005 .............     7.57%       200%        $  14,913
October 1, 2003 to September 30, 2004 .............     9.55%       266%        $  17,140
October 1, 2002 to September 30, 2003 .............    20.73%       150%        $  17,150

Class C
November 1, 2006 to October 31, 2007 ..............    10.42%       228%        $     767
November 1, 2005 to October 31, 2006 ..............     4.13%       348%        $     919
October 1, 2005 4 to October 31, 2005 .............    (1.46)%        9% 5      $   1,414
October 1, 2004 to September 30, 2005 .............     7.56%       200%        $   1,500
October 1, 2003 to September 30, 2004 .............     9.54%       266%        $   2,249
October 1, 2002 to September 30, 2003 .............    20.70%       150%        $   2,323

44 Wells Fargo Advantage Specialty Funds                    Financial Highlights


                                                   Beginning                    Net Realized    Distributions
                                                   Net Asset        Net        and Unrealized      from Net     Distributions
                                                   Value Per     Investment      Gain (Loss)      Investment       from Net
                                                     Share     Income (Loss)   on Investments       Income      Realized Gains
------------------------------------------------------------------------------------------------------------------------------
SPECIALIZED TECHNOLOGY FUND
------------------------------------------------------------------------------------------------------------------------------
Class A
November 1, 2006 to October 31, 2007 ...........     $ 5.45       (0.07) 7          2.45             0.00            0.00
November 1, 2005 to October 31, 2006 ...........     $ 5.20       (0.07)            0.32             0.00            0.00
October 1, 2005 4 to October 31, 2005 ..........     $ 5.21       (0.01)            0.00             0.00            0.00
October 1, 2004 to September 30, 2005 ..........     $ 4.13       (0.07)            1.15             0.00            0.00
October 1, 2003 to September 30, 2004 ..........     $ 3.93       (0.07)            0.27             0.00            0.00
October 1, 2002 to September 30, 2003 ..........     $ 2.23        0.02             1.68             0.00            0.00

Class B
November 1, 2006 to October 31, 2007 ...........     $ 5.20       (0.10) 7          2.32             0.00            0.00
November 1, 2005 to October 31, 2006 ...........     $ 5.00       (0.14)            0.34             0.00            0.00
October 1, 2005 4 to October 31, 2005 ..........     $ 5.02       (0.01)           (0.01)            0.00            0.00
October 1, 2004 to September 30, 2005 ..........     $ 4.01       (0.12)            1.13             0.00            0.00
October 1, 2003 to September 30, 2004 ..........     $ 3.85       (0.10)            0.26             0.00            0.00
October 1, 2002 to September 30, 2003 ..........     $ 2.19       (0.06)            1.72             0.00            0.00

Class C
November 1, 2006 to October 31, 2007 ...........     $ 5.19       (0.11) 7          2.32             0.00            0.00
November 1, 2005 to October 31, 2006 ...........     $ 4.99       (0.12)            0.32             0.00            0.00
October 1, 2005 4 to October 31, 2005 ..........     $ 5.01       (0.01)           (0.01)            0.00            0.00
October 1, 2004 to September 30, 2005 ..........     $ 4.00       (0.13)            1.14             0.00            0.00
October 1, 2003 to September 30, 2004 ..........     $ 3.84       (0.10)            0.26             0.00            0.00
October 1, 2002 to September 30, 2003 ..........     $ 2.19       (0.06)            1.71             0.00            0.00

Class Z
November 1, 2006 to October 31, 2007 ...........     $ 5.44       (0.07) 7          2.42             0.00            0.00
November 1, 2005 to October 31, 2006 ...........     $ 5.20       (0.08)            0.32             0.00            0.00
October 1, 2005 4 to October 31, 2005 ..........     $ 5.21       (0.01)            0.00             0.00            0.00
April 11, 2005 3 to September 30, 2005 .........     $ 4.57       (0.03)            0.67             0.00            0.00

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Highlights                    Wells Fargo Advantage Specialty Funds 45


                                                                        Ending       Ratio to Average Net Assets (Annualized) 1
                                                   Distributions in   Net Asset   -----------------------------------------------
                                                      Exceess of      Value Per   Net Investment     Gross    Expenses      Net
                                                    Realized Gains      Share      Income (Loss)   Expenses    Waived    Expenses
---------------------------------------------------------------------------------------------------------------------------------
SPECIALIZED TECHNOLOGY FUND
---------------------------------------------------------------------------------------------------------------------------------
Class A
November 1, 2006 to October 31, 2007 ...........         0.00           $ 7.83        (1.05)%        1.79%     (0.04)%     1.75%
November 1, 2005 to October 31, 2006 ...........         0.00           $ 5.45        (1.13)%        1.83%     (0.08)%     1.75%
October 1, 2005 4 to October 31, 2005...........         0.00           $ 5.20        (1.30)%        1.78%     (0.03)%     1.75%
October 1, 2004 to September 30, 2005 ..........         0.00           $ 5.21        (1.33)%        1.80%     (0.05)%     1.75%
October 1, 2003 to September 30, 2004 ..........         0.00           $ 4.13        (1.44)%        1.80%     (0.05)%     1.75%
October 1, 2002 to September 30, 2003 ..........         0.00           $ 3.93        (1.45)%        1.98%     (0.23)%     1.75%

Class B
November 1, 2006 to October 31, 2007 ...........         0.00           $ 7.42        (1.79)%        2.54%     (0.04)%     2.50%
November 1, 2005 to October 31, 2006  ..........         0.00           $ 5.20        (1.89)%        2.58%     (0.08)%     2.50%
October 1, 2005 4 to October 31, 2005 ..........         0.00           $ 5.00        (2.05)%        2.53%     (0.03)%     2.50%
October 1, 2004 to September 30, 2005 ..........         0.00           $ 5.02        (2.09)%        2.55%     (0.05)%     2.50%
October 1, 2003 to September 30, 2004 ..........         0.00           $ 4.01        (2.19)%        2.55%     (0.05)%     2.50%
October 1, 2002 to September 30, 2003 ..........         0.00           $ 3.85        (2.10)%        3.08%     (0.58)%     2.50%

Class C
November 1, 2006 to October 31, 2007 ...........         0.00           $ 7.40        (1.81)%        2.54%     (0.04)%     2.50%
November 1, 2005 to October 31, 2006 ...........         0.00           $ 5.19        (1.88)%        2.58%     (0.08)%     2.50%
October 1, 2005 4 to October 31, 2005 ..........         0.00           $ 4.99        (2.05)%        2.53%     (0.03)%     2.50%
October 1, 2004 to September 30, 2005 ..........         0.00           $ 5.01        (2.09)%        2.55%     (0.05)%     2.50%
October 1, 2003 to September 30, 2004 ..........         0.00           $ 4.00        (2.19)%        2.54%     (0.04)%     2.50%
October 1, 2002 to September 30, 2003 ..........         0.00           $ 3.84        (2.10)%        2.91%     (0.41)%     2.50%

Class Z
November 1, 2006 to October 31, 2007 ...........         0.00           $ 7.79        (1.20)%        1.96%     (0.06)%     1.90%
November 1, 2005 to October 31, 2006 ...........         0.00           $ 5.44        (1.30)%        2.00%     (0.10)%     1.90%
October 1, 2005 4 to October 31, 2005 ..........         0.00           $ 5.20        (1.45)%        1.95%     (0.05)%     1.90%
April 11, 2005 3 to September 30, 2005 .........         0.00           $ 5.21        (1.37)%        1.95%     (0.05)%     1.90%


                                                                 Portfolio    Net Assets at
                                                     Total       Turnover     End of Period
                                                    Return 2       Rate      (000's omitted)
-------------------------------------------------------------------------------------------
SPECIALIZED TECHNOLOGY FUND
-------------------------------------------------------------------------------------------
Class A
November 1, 2006 to October 31, 2007 ...........     43.67%       178%          $ 163,333
November 1, 2005 to October 31, 2006 ...........      4.81%       279%          $ 110,207
October 1, 2005 4 to October 31, 2005 ..........     (0.19)%       29% 5        $ 114,262
October 1, 2004 to September 30, 2005 ..........     26.15%       270%          $ 114,233
October 1, 2003 to September 30, 2004 ..........      5.09%       262%          $ 104,033
October 1, 2002 to September 30, 2003 ..........     76.23%       276%          $ 110,730

Class B
November 1, 2006 to October 31, 2007 ...........     42.69%       178%          $  16,366
November 1, 2005 to October 31, 2006 ...........      4.00%       279%          $  23,903
October 1, 2005 4 to October 31, 2005 ..........     (0.40)%       29% 5        $  28,680
October 1, 2004 to September 30, 2005 ..........     25.19%       270%          $  29,180
October 1, 2003 to September 30, 2004 ..........      4.16%       262%          $  28,648
October 1, 2002 to September 30, 2003 ..........     75.80%       276%          $  31,758

Class C
November 1, 2006 to October 31, 2007 ...........     42.58%       178%          $   6,907
November 1, 2005 to October 31, 2006 ...........      4.01%       279%          $   5,173
October 1, 2005 4 to October 31, 2005 ..........     (0.40)%       29% 5        $   5,711
October 1, 2004 to September 30, 2005 ..........     25.25%       270%          $   5,707
October 1, 2003 to September 30, 2004 ..........      4.17%       262%          $   5,789
October 1, 2002 to September 30, 2003 ..........     75.34%       276%          $   7,076

Class Z
November 1, 2006 to October 31, 2007 ...........     43.20%       178%          $  92,530
November 1, 2005 to October 31, 2006 ...........      4.62%       279%          $  79,827
October 1, 2005 4 to October 31, 2005 ..........     (0.19)%       29% 5        $  91,285
April 11, 2005 3 to September 30, 2005 .........     14.00%       270%          $  92,233

46 Wells Fargo Advantage Specialty Funds           Notes to Financial Statements


1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at October 31, 2007, was comprised of 113 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Specialized Financial Services Fund, Specialized Health Sciences Fund, and Specialized Technology Fund.

Specialized Financial Services Fund is a diversified series of the Trust. The Specialized Health Sciences Fund and the Specialized Technology Fund are non-diversified series of the Trust.

The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country as is discussed in the Performance Highlights for those Funds. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Notes to Financial Statements           Wells Fargo Advantage Specialty Funds 47


Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders annually, with the exception of the Specialized Financial Services Fund, for which net investment income, if any, is declared and distributed quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

48 Wells Fargo Advantage Specialty Funds           Notes to Financial Statements


At October 31, 2007, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and
Liabilities:

-----------------------------------------------------------------------------------------------------
                                            Undistributed Net    Undistributed Net
Fund                                        Investment Income   Realized Gain/Loss   Paid-in Capital
-----------------------------------------------------------------------------------------------------
SPECIALIZED FINANCIAL SERVICES FUND            $ (194,810)          $ 236,124         $   (41,314)
-----------------------------------------------------------------------------------------------------
SPECIALIZED HEALTH SCIENCES FUND                  222,626            (222,626)                  0
-----------------------------------------------------------------------------------------------------
SPECIALIZED TECHNOLOGY FUND                     2,672,280              80,445          (2,752,725)
-----------------------------------------------------------------------------------------------------

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at October 31, 2007.

At October 31, 2007, net capital loss carryforwards, which are available to offset future net realized capital gains, were:

--------------------------------------------------------------------------------
                                                                    Capital Loss
FUND                                             Expiration Year   Carryforwards
--------------------------------------------------------------------------------
SPECIALIZED TECHNOLOGY FUND                            2008         $ 80,936,817
                                                       2009           49,851,486
                                                       2010            7,752,951
                                                       2011              445,585
--------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses. At October 31, 2007, the Funds did not hold any forward foreign currency contracts.

FUTURES CONTRACTS

The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At October 31, 2007, the Funds did not hold any open futures contracts.

Notes to Financial Statements           Wells Fargo Advantage Specialty Funds 49


INVESTMENTS SOLD SHORT

Certain Funds may engage in short-selling to the extent permitted by the Fund's investment policies in attempting to increase investment return. In a short sale transaction, the Fund borrows a security which it then delivers to settle a sale. The Fund is obligated to replace the security borrowed by purchasing the security at current market value at a future date. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, it will maintain daily, a segregated account with a broker and /or custodian, of cash and /or other liquid securities sufficient to cover its short position. Dividends declared on securities sold short are recorded as an expense on the exdividend date and paid to the counterparty on the dividend pay date. Securities sold short at October 31, 2007, if any, and their related market values and proceeds are set forth in the Schedule of Investments Sold Short. For the year ended October 31, 2007, there were no securities sold short.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds are remarked daily while collateral supporting loans of U.S. Government securities are remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loans plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities (reduced from 30%, effective September 1, 2007) and incurs all expenses. The value of the securities on loan and the value of the related collateral at October 31, 2007, are shown on the Statements of Assets and Liabilities.

WRITTEN OPTIONS

An option is a right to buy or sell a particular security at a specified price within a limited period of time. The writer of the option, in return for a premium received from the seller, has the obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the option's value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds or amount paid on the closing transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

Risks could arise from entering into written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

50 Wells Fargo Advantage Specialty Funds           Notes to Financial Statements


Written options transactions during the year ended October 31, 2007, were as follows:

-------------------------------------------------------------------------------------------------------------------
                                                                                  Specialized Health Sciences Fund
                                                                                  ---------------------------------
CALL OPTIONS WRITTEN                                                              Contracts        Premium Received
-------------------------------------------------------------------------------------------------------------------
Options at beginning of period                                                       (131)           $   (36,683)
-------------------------------------------------------------------------------------------------------------------
Options written                                                                    (2,842)              (272,165)
-------------------------------------------------------------------------------------------------------------------
Options terminated in closing transactions                                          2,608                276,246
-------------------------------------------------------------------------------------------------------------------
Options expired                                                                       241                 22,806
-------------------------------------------------------------------------------------------------------------------
Options split                                                                           0                      0
-------------------------------------------------------------------------------------------------------------------
Options at end of period                                                             (124)                (9,796)
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                                  Specialized Health Sciences Fund    Specialized Technology Fund
                                                  --------------------------------    -----------------------------
PUT OPTIONS WRITTEN                               Contracts       Premium Received    Contracts   Premium Received
-------------------------------------------------------------------------------------------------------------------
Options at beginning of period                          0             $      0             0         $       0
-------------------------------------------------------------------------------------------------------------------
Options written                                      (571)             (97,514)         (325)         (104,653)
-------------------------------------------------------------------------------------------------------------------
Options terminated in closing transactions            178               10,502           325           104,653
-------------------------------------------------------------------------------------------------------------------
Options expired                                         0                    0             0                 0
-------------------------------------------------------------------------------------------------------------------
Options split                                           0                    0             0                 0
-------------------------------------------------------------------------------------------------------------------
Options at end of period                             (393)             (87,012)            0                 0
-------------------------------------------------------------------------------------------------------------------

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

-------------------------------------------------------------------------------------------------------------------------------
                                                              Advisory                                            Subadvisory
                                                             Fees (% of                                            Fees (% of
                                        Average Daily      Average Daily                       Average Daily     Average Daily
FUND                                      Net Assets        Net Assets)      Subadviser          Net Assets       Net Assets)
-------------------------------------------------------------------------------------------------------------------------------
SPECIALIZED FINANCIAL SERVICES FUND   First $500 million       0.950        Wells Capital   First $100 million       0.450
                                       Next $500 million       0.900         Management      Next $100 million       0.400
                                         Next $2 billion       0.850                         Over $200 million       0.300
                                         Next $2 billion       0.825
                                         Over $5 billion       0.800
-------------------------------------------------------------------------------------------------------------------------------
SPECIALIZED HEALTH SCIENCES FUND      First $500 million       0.950         RCM Capital    First $100 million       0.750
                                       Next $500 million       0.900       Management LLC    Next $400 million       0.650
                                         Next $2 billion       0.850                         Over $500 million       0.600
                                         Next $2 billion       0.825
                                         Over $5 billion       0.800
-------------------------------------------------------------------------------------------------------------------------------
SPECIALIZED TECHNOLOGY FUND           First $500 million       1.050         RCM Capital     First $50 million       1.000
                                       Next $500 million       1.000       Management LLC     Next $50 million       0.700
                                         Next $2 billion       0.950                         Over $100 million       0.550
                                         Next $2 billion       0.925
                                         Over $5 billion       0.900
-------------------------------------------------------------------------------------------------------------------------------

Notes to Financial Statements           Wells Fargo Advantage Specialty Funds 51


ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

--------------------------------------------------------------------------------
                                                            Administration Fees
                                         Average Daily         (% of Average
                                           Net Assets        Daily Net Assets)
--------------------------------------------------------------------------------
Fund Level                              First $5 billion           0.05
                                         Next $5 billion           0.04
                                        Over $10 billion           0.03
--------------------------------------------------------------------------------
Class A                                 All asset levels           0.28
--------------------------------------------------------------------------------
Class B                                 All asset levels           0.28
--------------------------------------------------------------------------------
Class C                                 All asset levels           0.28
--------------------------------------------------------------------------------
Class Z                                 All asset levels           0.45
--------------------------------------------------------------------------------

The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

--------------------------------------------------------------------------------
                                                                 % of Average
FUND                                                           Daily Net Assets
--------------------------------------------------------------------------------
SPECIALIZED FINANCIAL SERVICES FUND                                  0.02
--------------------------------------------------------------------------------
SPECIALIZED HEALTH SCIENCES FUND                                     0.07
--------------------------------------------------------------------------------
SPECIALIZED TECHNOLOGY FUND                                          0.07
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

--------------------------------------------------------------------------------
                                                                 % of Average
SHARE CLASS                                                    Daily Net Assets
--------------------------------------------------------------------------------
Class A, Class B, Class C, Class Z                                   0.25
--------------------------------------------------------------------------------

For the year ended October 31, 2007, shareholder servicing fees paid were as follows:

--------------------------------------------------------------------------------
FUND                                  Class A     Class B    Class C    Class Z
--------------------------------------------------------------------------------
SPECIALIZED FINANCIAL SERVICES FUND  $ 832,014   $  8,134   $  2,471         NA
--------------------------------------------------------------------------------
SPECIALIZED HEALTH SCIENCES FUND        18,988     26,450      2,088         NA
--------------------------------------------------------------------------------
SPECIALIZED TECHNOLOGY FUND            288,369     55,908     13,189   $199,176
--------------------------------------------------------------------------------

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

For the year ended October 31, 2007, distribution fees incurred are disclosed on the Statements of Operations.

52 Wells Fargo Advantage Specialty Funds           Notes to Financial Statements


OTHER FEES

PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its independent Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the year ended October 31, 2007, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. Funds Management has contractually committed through February 28, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Net operating expense ratios in effect for the year ended October 31, 2007 were as follows:

--------------------------------------------------------------------------------
                                               Net Operating Expense Ratios
                                          --------------------------------------
FUND                                      Class A   Class B   Class C   Class Z
--------------------------------------------------------------------------------
SPECIALIZED FINANCIAL SERVICES FUND        1.35%     2.10%     2.10%       NA
--------------------------------------------------------------------------------
SPECIALIZED HEALTH SCIENCES FUND           1.65%     2.40%     2.40%       NA
--------------------------------------------------------------------------------
SPECIALIZED TECHNOLOGY FUND                1.75%     2.50%     2.50%     1.90%
--------------------------------------------------------------------------------

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the year ended October 31, 2007, were as follows:

--------------------------------------------------------------------------------
FUND                                         Purchases at Cost   Sales Proceeds
--------------------------------------------------------------------------------
SPECIALIZED FINANCIAL SERVICES FUND             $ 41,269,698      $ 107,629,779
--------------------------------------------------------------------------------
SPECIALIZED HEALTH SCIENCES FUND                  42,321,978         47,664,523
--------------------------------------------------------------------------------
SPECIALIZED TECHNOLOGY FUND                      382,595,402        408,463,177
--------------------------------------------------------------------------------

5. BANK BORROWINGS

Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the year ended October 31, 2007, there were no borrowings by any of the Funds under this agreement.

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended October 31, 2007 and October 31, 2006, was as follows:

-------------------------------------------------------------------------------------------------------
                                             Ordinary       Long-Term    Dividends Paid
                                              Income      Capital Gain   on Redemption        Total
FUND                                           2007           2007            2007             2007
-------------------------------------------------------------------------------------------------------
SPECIALIZED FINANCIAL SERVICES FUND        $ 4,294,222   $ 26,490,768         $ 0         $ 30,784,990
-------------------------------------------------------------------------------------------------------
SPECIALIZED HEALTH SCIENCES FUND               460,521         29,080           0              489,601
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                                             Ordinary       Long-Term    Dividends Paid
                                              Income      Capital Gain   on Redemption        Total
FUND                                           2006           2006            2006            2006
-------------------------------------------------------------------------------------------------------
SPECIALIZED FINANCIAL SERVICES FUND        $ 7,970,033   $ 12,196,151         $ 0         $ 20,166,184
-------------------------------------------------------------------------------------------------------
SPECIALIZED HEALTH SCIENCES FUND               736,060              0           0              736,060
-------------------------------------------------------------------------------------------------------

Notes to Financial Statements           Wells Fargo Advantage Specialty Funds 53


As of October 31, 2007, the components of distributable earnings on a tax basis are shown in the table below. The difference between book basis and tax basis appreciation is attributable to deferred loss on wash sales, straddle adjustments, and capital loss carryover adjustments.

------------------------------------------------------------------------------------------------------------------------
                                                                           Unrealized
                                       Undistributed     Undistributed    Appreciation    Capital Loss
FUND                                  Ordinary Income   Long-Term Gain   (Depreciation)   Carryforward*       Total
------------------------------------------------------------------------------------------------------------------------
SPECIALIZED FINANCIAL SERVICES FUND     $         0      $ 24,665,831     $ 73,118,641    $           0   $ 97,784,472
------------------------------------------------------------------------------------------------------------------------
SPECIALIZED HEALTH SCIENCES FUND          1,413,914                 0        1,333,822                0      2,747,736
------------------------------------------------------------------------------------------------------------------------
SPECIALIZED TECHNOLOGY FUND                       0                 0       63,757,251     (138,986,839)   (75,229,588)
------------------------------------------------------------------------------------------------------------------------

* This amount includes the post-October loss, which will reverse on the first day of the following fiscal year.

7. LEGAL AND REGULATORY MATTERS

In 2004, the predecessor Strong Funds' prior investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

8. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of October 31, 2007, Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2007, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

9. SUBSEQUENT EVENT

At its November 7, 2007 regular quarterly Board meeting, the Board of Trustees of the Trust unanimously approved the liquidation of the Wells Fargo Specialized Health Sciences Fund (the "Fund"). The liquidation was proposed by Funds Management and approved by the Board based, in part, on a review of the Fund's long-term viability given its current and projected asset size. The liquidation is expected to occur on or about January 25, 2008.

54 Wells Fargo Advantage Specialty Funds

                         Report of Independent Registered Public Accounting Firm


BOARD OF TRUSTEES AND SHAREHOLDERS OF
WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Specialized Financial Services Fund, Specialized Health Sciences Fund, and Specialized Technology Fund, (the "Funds"), three of the Funds constituting the Wells Fargo Funds Trust, as of October 31, 2007, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two year period then ended and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with custodians and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned Funds of the Wells Fargo Funds Trust as of October 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two year period then ended and the financial highlights for the periods presented, in conformity with U.S. generally accepted accounting principles.

                                                      /s/ KPMG LLP

Philadelphia, Pennsylvania
December 21, 2007

Other Information (Unaudited)           Wells Fargo Advantage Specialty Funds 55


PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

TAX INFORMATION

Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Specialized Financial Services Fund and Specialized Health Sciences Fund designate 100.00% and 37.27%, respectively, of the ordinary income dividends distributed during the year as qualifying for the corporate dividend-received deduction.

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the following Funds designate amounts listed below as a long-term capital gain distribution for the year ended October 31, 2007.

--------------------------------------------------------------------------------
                                                                    Capital Gain
FUND                                                                  Dividend
--------------------------------------------------------------------------------
SPECIALIZED FINANCIAL SERVICES FUND                                 $ 26,727,641
--------------------------------------------------------------------------------
SPECIALIZED HEALTH SCIENCES FUND                                          13,691
--------------------------------------------------------------------------------

Pursuant to Section 1(h)(11) of the Internal Revenue Code, the Funds listed below designate the following amounts of their income dividends paid during the year ended October 31, 2007 as qualified dividend income (QDI):

--------------------------------------------------------------------------------
FUND                                                                     QDI
--------------------------------------------------------------------------------
SPECIALIZED FINANCIAL SERVICES FUND                                  $ 4,057,350
--------------------------------------------------------------------------------
SPECIALIZED HEALTH SCIENCES FUND                                         210,789
--------------------------------------------------------------------------------

Pursuant to Section 871(k)(1)(C) of the Internal Revenue Code, the Fund listed below designates the following amounts as interest-related dividends:

--------------------------------------------------------------------------------
                                                                Interest-Related
FUND                                                                Dividends
--------------------------------------------------------------------------------
SPECIALIZED FINANCIAL SERVICES FUND                                $ 30,055
--------------------------------------------------------------------------------

Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, the Fund listed below designates the following amounts as short-term capital dividends:

--------------------------------------------------------------------------------
                                                              Short-Term Capital
FUND                                                           Gains Dividends
--------------------------------------------------------------------------------
SPECIALIZED HEALTH SCIENCES FUND                                   $ 475,910
--------------------------------------------------------------------------------

56 Wells Fargo Advantage Specialty Funds           Other Information (Unaudited)


PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information 1 of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 149 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                       Position Held and
Name and Age           Length of Service 2         Principal Occupations During Past Five Years                  Other Directorships
------------------------------------------------------------------------------------------------------------------------------------
Thomas S. Goho         Trustee, since 1987         Education Consultant to the Director of the Institute for     None
65                                                 Executive Education of the Babcock Graduate School of
                                                   Management of Wake Forest University. Prior thereto, the
                                                   Thomas Goho Chair of Finance of Wake Forest University,
                                                   Calloway School of Business and Accountancy, from 2006-2007 and Associate Professor of Finance from 1999-2005.
------------------------------------------------------------------------------------------------------------------------------------
Peter G. Gordon        Trustee, since 1998         Chairman, CEO and Co-Founder of Crystal Geyser Water Company  None
65                     (Chairman since 2005)       and President of Crystal Geyser Roxane Water Company.
                       (Lead Trustee since 2001)
------------------------------------------------------------------------------------------------------------------------------------
Richard M. Leach       Trustee, since 1987         Retired. Prior thereto, President of Richard M. Leach         None
74                                                 Associates (a financial consulting firm).
------------------------------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell     Trustee, since 2006         Professor of Insurance and Risk Management, Wharton School,   None
54                                                 University of Pennsylvania. Director of the Boettner Center
                                                   on Pensions and Retirement Research. Research Associate and
                                                   Board Member, Penn Aging Research Center. Research
                                                   Associate, National Bureau of Economic Research.
------------------------------------------------------------------------------------------------------------------------------------
Timothy J. Penny       Trustee, since 1996         Senior Counselor to the public relations firm of Himle-       None
55                                                 Horner and Senior Fellow at the Humphrey Institute,
                                                   Minneapolis, Minnesota (a public policy organization).
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Willeke      Trustee, since 1996         Principal of the law firm of Willeke & Daniels.               None
67
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE 3

------------------------------------------------------------------------------------------------------------------------------------
                       Position Held and
Name and Age           Length of Service 2         Principal Occupations During Past Five Years                  Other Directorships
------------------------------------------------------------------------------------------------------------------------------------
J. Tucker Morse        Trustee, since 1987         Private Investor/Real Estate Developer. Prior thereto,        None
63                                                 Chairman of Whitepoint Capital, LLC until 2004.
------------------------------------------------------------------------------------------------------------------------------------

Other Information (Unaudited)           Wells Fargo Advantage Specialty Funds 57


OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                       Position Held and
Name and Age           Length of Service 2         Principal Occupations During Past Five Years                  Other Directorships
------------------------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch       President, since 2003       Executive Vice President of Wells Fargo Bank, N.A. and        None
48                                                 President of Wells Fargo Funds Management, LLC since 2003.
                                                   Senior Vice President and Chief Administrative Officer of
                                                   Wells Fargo Funds Management, LLC from 2001 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
C. David Messman       Secretary, since 2000;      Senior Vice President and Secretary of Wells Fargo Funds      None
47                     Chief Legal Counsel         Management, LLC since 2001. Vice President and Managing
                       since 2003                  Senior Counsel of Wells Fargo Bank, N.A. since 1996.
------------------------------------------------------------------------------------------------------------------------------------
Stephen W. Leonhardt   Treasurer, since 2007       Vice President and Manager of Fund Accounting, Reporting and  None
48                                                 Tax for Wells Fargo Funds Management, LLC since 2007. From
                                                   2002 to 2004, Controller for Sungard Transaction Networks.
                                                   Chief Operating Officer for UMB Fund Services, Inc. from
                                                   2004 to 2005. Director of Fund Administration and SEC
                                                   Reporting for TIAA-CREF from 2005 to 2007.
------------------------------------------------------------------------------------------------------------------------------------
Dorothy A. Peters      Chief Compliance Officer,   Head of Mutual Fund Compliance for Wells Fargo Bank and       None
45                     since 2004                  Wells Fargo Funds Management, LLC from 1995 to 2002; Chief
                                                   Compliance Officer of Wells Fargo Funds Management, LLC
                                                   since 2004.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

2 Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

3 As of October 31, 2007, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

58 Wells Fargo Advantage Specialty Funds                   List of Abbreviations


The following is a list of common abbreviations for terms and entities which may have appeared in this report.

      ABAG  -- Association of Bay Area Governments
      ADR   -- American Depositary Receipt
      AMBAC -- American Municipal Bond Assurance Corporation
      AMT   -- Alternative Minimum Tax
      ARM   -- Adjustable Rate Mortgages
      BART  -- Bay Area Rapid Transit
      CDA   -- Community Development Authority
      CDO   -- Collateralized Debt Obligation
      CDSC  -- Contingent Deferred Sales Charge
      CGIC  -- Capital Guaranty Insurance Company
      CGY   -- Capital Guaranty Corporation
      COP   -- Certificate of Participation
      CP    -- Commercial Paper
      CTF   -- Common Trust Fund
      DW&P  -- Department of Water & Power
      DWR   -- Department of Water Resources
      ECFA -- Educational & Cultural Facilities Authority EDFA -- Economic Development Finance Authority
      ETET  -- Eagle Tax-Exempt Trust
      FFCB  -- Federal Farm Credit Bank
      FGIC  -- Financial Guaranty Insurance Corporation
      FHA   -- Federal Housing Authority
      FHAG  -- Federal Housing Agency
      FHLB  -- Federal Home Loan Bank
      FHLMC -- Federal Home Loan Mortgage Corporation
      FNMA  -- Federal National Mortgage Association
      GDR   -- Global Depositary Receipt
      GNMA  -- Government National Mortgage Association
      GO    -- General Obligation
      HCFR  -- Healthcare Facilities Revenue
      HEFA -- Health & Educational Facilities Authority HEFAR -- Higher Education Facilities Authority Revenue
      HFA   -- Housing Finance Authority
      HFFA  -- Health Facilities Financing Authority
      IDA   -- Industrial Development Authority
      IDAG  -- Industrial Development Agency
      IDR   -- Industrial Development Revenue
      LIBOR -- London Interbank Offered Rate
      LLC   -- Limited Liability Corporation
      LOC   -- Letter of Credit
      LP    -- Limited Partnership
      MBIA  -- Municipal Bond Insurance Association
      MFHR  -- Multi-Family Housing Revenue
      MTN   -- Medium Term Note
      MUD   -- Municipal Utility District
      PCFA  -- Pollution Control Finance Authority
      PCR   -- Pollution Control Revenue
      PFA   -- Public Finance Authority
      PFFA  -- Public Facilities Financing Authority
      plc   -- Public Limited Company
      PSFG  -- Public School Fund Guaranty
      R&D   -- Research & Development
      RDA   -- Redevelopment Authority
      RDFA  -- Redevelopment Finance Authority
      REITS -- Real Estate Investment Trusts
      SFHR  -- Single Family Housing Revenue
      SFMR  -- Single Family Mortgage Revenue
      SLMA  -- Student Loan Marketing Association
      TBA   -- To Be Announced
      TRAN  -- Tax Revenue Anticipation Notes
      USD   -- Unified School District
      XLCA  -- XL Capital Assurance

[LOGO]
----------------
WELLS  ADVANTAGE
FARGO  FUNDS
----------------

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by Global Index Advisors, Inc. and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Lehman Brothers Bond Indexes, which are published by Lehman Brothers Inc. The WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Lehman Brothers, and neither Dow Jones nor Lehman Brothers makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Lehman Brothers Bond Indexes. IN NO EVENT SHALL DOW JONES, LEHMAN BROTHERS OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

-----------------------------------------------------
NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
-----------------------------------------------------

--------------------------------------------------------------------------------

(C) 2007 Wells Fargo Funds Management, LLC. All rights reserved.

                        www.wellsfargo.com/advantagefunds

                                                                    107544 12-07
                                                               ASFLD/AR113 10-07

                                                              ----------------
                                                      [LOGO]  WELLS  ADVANTAGE
                                                              FARGO  FUNDS
                                                              ----------------

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

--------------------------------------------------------------------------------

                        Annual Report

                        October 31, 2007

--------------------------------------------------------------------------------

                        WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

                        o WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND

                        o WELLS FARGO ADVANTAGE COMMON STOCK FUND

                        o WELLS FARGO ADVANTAGE MID CAP GROWTH FUND

                        o WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND

                        o WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND

                        o WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND

WANT TO RECEIVE YOUR ANNUAL AND SEMI-ANNUAL REPORTS FASTER?

Sign up for e-delivery at www.wellsfargo.com/advantagefunds, Keyword: eDocs.

Contents
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS ...................................................     2
PERFORMANCE HIGHLIGHTS
C&B Mid Cap Value Fund ...................................................     4
Common Stock Fund ........................................................     8
Mid Cap Growth Fund ......................................................    12
Small Cap Growth Fund ....................................................    16
Small Cap Opportunities Fund .............................................    20
Small Cap Value Fund .....................................................    26

FUND EXPENSES (UNAUDITED) ................................................    30

PORTFOLIO OF INVESTMENTS
C&B Mid Cap Value Fund ...................................................    33
Common Stock Fund ........................................................    38
Mid Cap Growth Fund ......................................................    44
Small Cap Growth Fund ....................................................    50
Small Cap Opportunities Fund .............................................    56
Small Cap Value Fund .....................................................    64

FINANCIAL STATEMENTS
Statements of Assets and Liabilities .....................................    72
Statements of Operations .................................................    74
Statements of Changes in Net Assets ......................................    76
Financial Highlights .....................................................    84

NOTES TO FINANCIAL STATEMENTS ............................................    92

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..................   103

OTHER INFORMATION (UNAUDITED) ............................................   104

LIST OF ABBREVIATIONS ....................................................   108

--------------------------------------------------------------------------------
The views expressed are as of October 31, 2007, and are those of the Fund managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS.

-----------------------------------------------------
NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
-----------------------------------------------------

--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
--------------------------------------------------------------------------------

WELLS FARGO
      INVESTMENT HISTORY

1971  INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 120 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

Integrity. Expertise. Solutions.

GUIDED BY A DISTINGUISHED HERITAGE. Since 1852 Wells Fargo has distinguished itself by safely delivering people and their valuables to distant destinations. To meet the needs of a vibrant, expanding nation, the company successfully forged partnerships with local specialists who knew the terrain.

Although much has changed since then, WELLS FARGO ADVANTAGE FUNDS continues to put the same time and effort into selecting independent portfolio management teams who oversee our Funds. It's our way of maintaining this early commitment to integrity and expertise and to providing solutions that help you reach your destination.

INDEPENDENT THINKING. With a primary focus on delivering long-term performance and risk management, our approach offers investors access to the strategic thinking of independent investment teams from 15 different management firms. While each of our teams concentrates on a specific strategy, collectively they provide in-depth knowledge and insight across distinct investment styles.

TIME-TESTED APPROACH. Our teams are chosen for their expertise in particular investment styles and for their consistent, repeatable processes. All remain independent and free to concentrate solely on managing money and producing results. Our strict adherence to this approach provides a consistent focus on long-term results and allows investors to tap into the expertise of leading institutional investment managers to create fully diversified portfolios.

SOLUTIONS FOR EVERY STAGE. WELLS FARGO ADVANTAGE FUNDS provides investors with strategic investment solutions that help navigate the complex and ever-changing investment landscape. Our diverse family of mutual funds includes more than 120 Funds that cover a broad spectrum of investment styles and asset classes, and each Fund has its own disciplined approach to investing.


NOT PART OF THE ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 120 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $149 BILLION IN ASSETS UNDER MANAGEMENT, AS OF OCTOBER 31, 2007.

EQUITY FUNDS
--------------------------------------------------
Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund
Diversified Equity Fund
Diversified Small Cap Fund
Dividend Income Fund
Emerging Growth Fund
Emerging Markets Focus Fund
Endeavor Large Cap Fund
Endeavor Select Fund
Enterprise Fund
Equity Income Fund
Equity Index Fund
Equity Value Fund
Growth and Income Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund
Overseas Fund
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Specialized Financial Services Fund
Specialized Health Sciences Fund
Specialized Technology Fund
Strategic Small Cap Value Fund
U.S. Value Fund
Value Fund

BOND FUNDS
--------------------------------------------------
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Corporate Bond Fund
Diversified Bond Fund
Government Securities Fund 1
High Income Fund
High Yield Bond Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Government Income Fund 1
Intermediate Tax-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
National Limited-Term Tax-Free Fund
National Tax-Free Fund
Nebraska Tax-Free Fund
Short Duration Government Bond Fund 1
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Ultra-Short Duration Bond Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS
--------------------------------------------------
Aggressive Allocation Fund
Asset Allocation Fund
Balanced Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
Life Stage-Aggressive Portfolio
Life Stage-Conservative Portfolio
Life Stage-Moderate Portfolio
WealthBuilder Conservative Allocation Portfolio
WealthBuilder Equity Portfolio
WealthBuilder Growth Allocation Portfolio
WealthBuilder Growth Balanced Portfolio
WealthBuilder Moderate Balanced Portfolio
WealthBuilder Tactical Equity Portfolio
Target Today Fund 2
Target 2010 Fund 2
Target 2015 Fund 2
Target 2020 Fund 2
Target 2025 Fund 2
Target 2030 Fund 2
Target 2035 Fund 2
Target 2040 Fund 2
Target 2045 Fund 2
Target 2050 Fund 2

MONEY MARKET FUNDS
--------------------------------------------------
100% Treasury Money Market Fund 1
California Tax-Free Money Market Fund
California Tax-Free Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund 1
Heritage Money Market Fund
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund
Prime Investment Money Market Fund
Treasury Plus Money Market Fund 1

VARIABLE TRUST FUNDS 3
--------------------------------------------------
VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

--------------------------------------------------------------------------------

1 The U.S. Government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

2 The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM).

3 The Variable Trust Funds are generally available only through insurance company variable contracts.


NOT PART OF THE ANNUAL REPORT.

2 Wells Fargo Advantage Small and Mid Cap Stock Funds     Letter to Shareholders


[PHOTO OMITTED]

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

--------------------------------------------------------------------------------

        FOR THE ENTIRE 12-MONTH PERIOD, MID CAP STOCKS WERE THE BEST PERFORMERS, FOLLOWED BY LARGE CAP STOCKS AND THEN SMALL CAP STOCKS. IN TERMS OF LEADERSHIP
   ROTATION, SMALL CAP STOCKS DOMINATED EARLY IN THE PERIOD, THEN MID CAP STOCKS
        TOOK THE LEAD, AND FINALLY LARGE CAP STOCKS WERE AHEAD BY THE END OF THE
                                                                12-MONTH PERIOD.

--------------------------------------------------------------------------------

Dear Valued Shareholder,

You may have noticed that your annual report for the 12-month period that ended October 31, 2007, has a new look. We would like to call your attention to a few enhancements. First, we have redesigned your annual shareholder report so that Fund performance is at the beginning of the section for each Fund. Second, we have allocated more space for our letter to you and for the portfolio manager discussions of the Funds in each report. Third, you may want to look for "Fund Highlights" at the beginning of each commentary on the page following the Fund's performance. Our goal is to offer you a high-level overview of how the Fund performed followed by a discussion of the details that affected Fund performance, changes made to the Fund, and the portfolio manager's outlook for the Fund. We will continue to provide you with a general overview of the economy and the asset classes that are represented in each report. We hope that you find these improvements helpful and informative.

THE WEAKENING HOUSING MARKET CAPTURED THE ATTENTION OF ECONOMISTS AND INVESTORS DURING THE PERIOD.

Sales of new, single-family residences dropped dramatically during the period. Perhaps the second most talked-about economic event after the weakening housing market was the growing realization that the subprime mortgage market was beginning to negatively impact the financial and housing sectors of the market.

In response, banks began to tighten their lending practices during the summer and the Fed cut the bank discount lending rate by 50 basis points*, to 5.75%, in mid-August 2007. The bank discount lending rate is what a central bank charges for loans to member banks. Then in September 2007, the Fed took another step toward easing the flow of money available for lending and lowered the federal funds rate by 50 basis points, to 4.75%. This action was followed by the Fed's decision on October 31, 2007, to lower the federal funds rate further to 4.50%. These Fed actions combined with real Gross Domestic Product growth that averaged between 2% and 3% during the 12-month period provided a positive environment for stocks.

For the entire 12-month period, mid cap stocks were the best performers, followed by large cap stocks and then small cap stocks. In terms of leadership rotation, small cap stocks dominated early in the period, then mid cap stocks took the lead, and finally large cap stocks were ahead by the end of the 12-month period. During this rotation, uncertainty and volatility continued.

--------------------------------------------------------------------------------
*     100 basis points equals 1.00%.

Letter to Shareholders     Wells Fargo Advantage Small and Mid Cap Stock Funds 3


In global markets, equity growth was brisk in spite of occasional market corrections. The currency strength of the Euro and the British pound against the U.S. dollar contributed to the United States having a surge in exports. In the credit markets, Europe and Britain experienced some of the same concerns over liquidity as the U.S. credit markets, which resulted in tighter lending practices overseas.

THE UNCERTAINTY OF FUTURE FED ACTION COMBINED WITH OTHER MARKET FORCES SUPPORTS OUR BELIEF THAT SUCCESSFUL INVESTING INCLUDES A BALANCED APPROACH OF OWNING A DIVERSIFIED PORTFOLIO WHILE KEEPING A LONG-TERM PERSPECTIVE.

While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 120 Funds that cover a broad spectrum of investment styles and asset classes. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and methodology. We believe that our insistence on seeking investment teams who share our dedication to pursuing consistent long-term results offers you a way to navigate changing market conditions and move forward with your financial planning. Thank you for choosing Wells Fargo Advantage Funds. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

4 Wells Fargo Advantage Small and Mid Cap Stock Funds     Performance Highlights


WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND (the Fund) seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Cooke & Bieler, L.P.

PORTFOLIO MANAGERS

Kermit S. Eck, CFA
Daren C. Heitman, CFA
Michael M. Meyer, CFA
James R. Norris
Edward W. O'Connor, CFA
R. James O'Neil, CFA
Mehul Trivedi, CFA

FUND INCEPTION

February 18, 1998

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF OCTOBER 31, 2007
(EXCLUDING SALES CHARGES)

--------------------------------------------------------------------------------
C&B MID CAP VALUE FUND                                                    1 YEAR
--------------------------------------------------------------------------------
Class A                                                                    2.95%
--------------------------------------------------------------------------------
BENCHMARK
--------------------------------------------------------------------------------
   Russell Midcap(R) Value Index 1                                         9.73%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. THE GROSS EXPENSE RATIO FOR CLASS A SHARES IS 1.40%. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTMENT 2
(AS OF OCTOBER 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             WELLS FARGO ADVANTAGE C&B MID CAP   WELLS FARGO ADVANTAGE C&B MID CAP VALUE
   Date             VALUE FUND - Class A                FUND - Administrator Class           Russell Midcap Value(TM) Index
 2/18/1998                $ 9,425                                $10,000                               $10,000
 2/28/1998                $ 9,632                                $10,220                               $10,130
 3/31/1998                $10,160                                $10,780                               $10,651
 4/30/1998                $10,019                                $10,630                               $10,592
 5/31/1998                $10,009                                $10,620                               $10,345
 6/30/1998                $ 9,509                                $10,089                               $10,378
 7/31/1998                $ 9,036                                $ 9,588                               $ 9,852
 8/31/1998                $ 7,741                                $ 8,214                               $ 8,466
 9/30/1998                $ 8,053                                $ 8,545                               $ 8,960
10/31/1998                $ 9,170                                $ 9,729                               $ 9,541
11/30/1998                $ 9,208                                $ 9,770                               $ 9,876
12/31/1998                $ 9,484                                $10,063                               $10,176
 1/31/1999                $ 8,982                                $ 9,530                               $ 9,939
 2/28/1999                $ 8,640                                $ 9,167                               $ 9,720
 3/31/1999                $ 8,830                                $ 9,369                               $ 9,859
 4/30/1999                $ 9,467                                $10,044                               $10,793
 5/31/1999                $ 9,562                                $10,145                               $10,838
 6/30/1999                $10,664                                $11,315                               $10,961
 7/31/1999                $10,541                                $11,184                               $10,687
 8/31/1999                $ 9,713                                $10,306                               $10,318
 9/30/1999                $ 9,323                                $ 9,892                               $ 9,795
10/31/1999                $ 9,371                                $ 9,942                               $10,085
11/30/1999                $ 9,447                                $10,023                               $ 9,900
12/31/1999                $ 9,467                                $10,044                               $10,165
 1/31/2000                $ 9,359                                $ 9,930                               $ 9,557
 2/29/2000                $ 9,086                                $ 9,640                               $ 9,157
 3/31/2000                $10,028                                $10,640                               $10,267
 4/30/2000                $10,360                                $10,992                               $10,308
 5/31/2000                $11,338                                $12,029                               $10,485
 6/30/2000                $11,374                                $12,067                               $10,095
 7/31/2000                $11,550                                $12,254                               $10,331
 8/31/2000                $12,098                                $12,836                               $10,964
 9/30/2000                $12,115                                $12,853                               $11,069
10/31/2000                $12,536                                $13,301                               $11,279
11/30/2000                $12,576                                $13,343                               $11,132
12/31/2000                $13,351                                $14,165                               $12,114
 1/31/2001                $14,276                                $15,146                               $12,070
 2/28/2001                $14,618                                $15,510                               $12,019
 3/31/2001                $13,968                                $14,820                               $11,686
 4/30/2001                $14,395                                $15,273                               $12,329
 5/31/2001                $15,331                                $16,266                               $12,679
 6/30/2001                $15,252                                $16,182                               $12,510
 7/31/2001                $15,679                                $16,635                               $12,460
 8/31/2001                $15,491                                $16,436                               $12,232
 9/30/2001                $14,236                                $15,104                               $11,065
10/31/2001                $14,810                                $15,713                               $11,124
11/30/2001                $15,760                                $16,721                               $11,903
12/31/2001                $16,710                                $17,730                               $12,396
 1/31/2002                $16,710                                $17,730                               $12,521
 2/28/2002                $17,019                                $18,057                               $12,725
 3/31/2002                $17,984                                $19,081                               $13,375
 4/30/2002                $18,182                                $19,291                               $13,366
 5/31/2002                $18,348                                $19,467                               $13,346
 6/30/2002                $17,631                                $18,706                               $12,750
 7/31/2002                $15,944                                $16,916                               $11,502
 8/31/2002                $15,635                                $16,589                               $11,636
 9/30/2002                $13,972                                $14,824                               $10,461
10/31/2002                $14,501                                $15,385                               $10,793
11/30/2002                $15,571                                $16,520                               $11,473
12/31/2002                $15,124                                $16,046                               $11,200
 1/31/2003                $14,672                                $15,566                               $10,890
 2/28/2003                $14,087                                $14,946                               $10,710
 3/31/2003                $14,463                                $15,345                               $10,746
 4/30/2003                $15,788                                $16,751                               $11,563
 5/31/2003                $17,025                                $18,063                               $12,581
 6/30/2003                $17,391                                $18,451                               $12,669
 7/31/2003                $18,031                                $19,131                               $13,063
 8/31/2003                $18,870                                $20,021                               $13,527
 9/30/2003                $18,175                                $19,283                               $13,422
10/31/2003                $19,831                                $21,040                               $14,407
11/30/2003                $20,295                                $21,533                               $14,824
12/31/2003                $21,021                                $22,303                               $15,464
 1/31/2004                $21,311                                $22,610                               $15,872
 2/29/2004                $21,611                                $22,930                               $16,265
 3/31/2004                $21,782                                $23,110                               $16,291
 4/30/2004                $21,247                                $22,542                               $15,602
 5/31/2004                $21,336                                $22,637                               $16,002
 6/30/2004                $22,127                                $23,477                               $16,573
 7/31/2004                $20,745                                $22,010                               $16,124
 8/31/2004                $20,756                                $22,022                               $16,383
 9/30/2004                $21,124                                $22,424                               $16,860
10/31/2004                $21,057                                $22,353                               $17,251
11/30/2004                $22,305                                $23,690                               $18,416
12/31/2004                $23,317                                $24,775                               $19,130
 1/31/2005                $22,341                                $23,740                               $18,684
 2/28/2005                $23,099                                $24,544                               $19,337
 3/31/2005                $22,927                                $24,373                               $19,278
 4/30/2005                $22,146                                $23,545                               $18,770
 5/31/2005                $23,443                                $24,921                               $19,546
 6/30/2005                $24,074                                $25,603                               $20,185
 7/31/2005                $24,912                                $26,491                               $21,147
 8/31/2005                $23,936                                $25,457                               $20,981
 9/30/2005                $24,131                                $25,676                               $21,265
10/31/2005                $23,822                                $25,347                               $20,615
11/30/2005                $25,107                                $26,735                               $21,342
12/31/2005                $24,721                                $26,317                               $21,550
 1/31/2006                $25,942                                $27,625                               $22,484
 2/28/2006                $26,179                                $27,889                               $22,697
 3/31/2006                $27,463                                $29,264                               $23,191
 4/30/2006                $27,587                                $29,409                               $23,415
 5/31/2006                $27,301                                $29,105                               $22,925
 6/30/2006                $26,678                                $28,445                               $23,062
 7/31/2006                $26,279                                $28,022                               $22,932
 8/31/2006                $27,400                                $29,224                               $23,574
 9/30/2006                $28,360                                $30,255                               $23,876
10/31/2006                $29,643                                $31,617                               $24,843
11/30/2006                $30,590                                $32,635                               $25,644
12/31/2006                $31,021                                $33,110                               $25,906
 1/31/2007                $31,539                                $33,675                               $26,704
 2/28/2007                $31,469                                $33,600                               $26,864
 3/31/2007                $32,085                                $34,268                               $27,165
 4/30/2007                $32,855                                $35,085                               $28,017
 5/31/2007                $33,919                                $36,243                               $28,981
 6/30/2007                $34,073                                $36,407                               $28,157
 7/31/2007                $31,889                                $34,075                               $26,587
 8/31/2007                $31,707                                $33,882                               $26,505
 9/30/2007                $31,973                                $34,179                               $27,158
10/31/2007                $30,518                                $32,635                               $27,260

--------------------------------------------------------------------------------
1 The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index. You cannot invest directly in an Index.

2 The chart compares the performance of the WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND Class A shares and Administrator Class shares for the life of the Fund with the Russell Midcap Value Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

Performance Highlights     Wells Fargo Advantage Small and Mid Cap Stock Funds 5

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o     The Fund underperformed its benchmark during the period.

o The Fund's underperformance is attributed to stock selection and its underweighting in the energy sector.

o The stock markets during the period were driven by a "low quality" bias from investors, which was a negative environment for our "high quality, low risk" investment philosophy.

THE FUND'S UNDERWEIGHTING IN ENERGY WAS A SOURCE OF ITS UNDERPERFORMANCE FOR THE PERIOD.

The Fund's general underweighting in the energy sector was a negative force for the 12-month period. Given our focus on investing in companies that we believe are quality businesses with sustainable competitive advantages, it is not unusual for the Fund to be underweighted in commodity-related and utility companies. We tend to believe that firms in these areas are fundamentally challenged over the long term by competitive and regulatory constraints.

However, the biggest factor in the Fund's underperformance during the period was our security selection, which had a broadly negative effect. Given that our ability to add long-term value primarily depends on significant research for each individual stock in the Fund's portfolio, a poor stock selection result certainly deserves our attention. At the same time, we are not overly concerned about a short period of relative underperformance that is driven by the outperformance of lower-quality stocks represented in the benchmark and not a result of any significant fundamental deterioration among the holdings in the Fund. Indeed, the Fund's underperformance was largely a result of what it did not hold. The Fund's biggest detractors included MoneyGram International, Harte-Hanks, Briggs & Stratton Corporation, CapitalSource, and Jones Apparel Group. Its best performing stocks included Mettler-Toledo International, Dollar General, Corinthian Colleges, Big Lots, and Hain Celestial Group.

A CHALLENGING MARKET CREATED OPPORTUNITY FOR NEW INVESTMENTS.

Over the past 12 months, the more challenging investment environment and related volatility created the opportunity for us to make new investments in the Fund. Beyond adding to certain existing holdings that were temporarily out of

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 3
(AS OF OCTOBER 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (19%)
Consumer Staples                                                            (7%)
Energy                                                                      (2%)
Financials                                                                 (17%)
Health Care                                                                 (8%)
Industrials                                                                (20%)
Information Technology                                                     (19%)
Materials                                                                   (8%)

--------------------------------------------------------------------------------
3 Sector distribution and equity holdings are subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution and equity holdings.

6 Wells Fargo Advantage Small and Mid Cap Stock Funds     Performance Highlights

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 3,4
(AS OF OCTOBER 31, 2007)
--------------------------------------------------------------------------------
Corinthian Colleges Incorporated                                           5.24%
--------------------------------------------------------------------------------
Hain Celestial Group Incorporated                                          4.28%
--------------------------------------------------------------------------------
International Flavors & Fragrances Incorporated                            3.53%
--------------------------------------------------------------------------------
Cymer Incorporated                                                         3.45%
--------------------------------------------------------------------------------
Family Dollar Stores Incorporated                                          3.40%
--------------------------------------------------------------------------------
Harte Hanks Incorporated                                                   3.32%
--------------------------------------------------------------------------------
Diebold Incorporated                                                       3.25%
--------------------------------------------------------------------------------
Entegris Incorporated                                                      3.10%
--------------------------------------------------------------------------------
Arthur J. Gallagher & Company                                              3.10%
--------------------------------------------------------------------------------
Briggs & Stratton Corporation                                              3.08%
--------------------------------------------------------------------------------

favor with Wall Street, we also established new holdings of a number of companies, including Albany International Corporation, Alpharma, Bemis Company, Briggs & Stratton Corporation, Cimarex Energy Company, Commerce Bancorp, Corinthian Colleges, Cymer, Diebold, Family Dollar Stores, Guitar Center, Molex, RenaissanceRe Holdings Limited, and Willis Group Holdings.

To make room for these holdings, we sold Big Lots, Chemtura, Dollar General, Hasbro, Medco Health, Mettler-Toledo, Pepsi Americas, Tennant, and Tiffany & Company because these companies had achieved our valuation targets. We also eliminated South Financial Group and Superior Industries due to our concerns about the stocks' fundamentals. In addition, certain holdings were eliminated during the 12-month period due to acquisitions or buyouts, including American Power Conversion, Aramark Corporation, Catalina Marketing, CDW, and Commerce Bancorp.

WE BELIEVE THAT QUALITY STOCKS WILL RETURN TO FAVOR IN THE MONTHS AHEAD.

Looking forward, we think that there will be a market environment where business quality will be a more important factor than it was during the 12-month period. Based on Standard & Poor's quality ratings, higher-quality stocks have underperformed their lower-quality peers over the past several years. This factor has hampered the Fund's investment style. Considering this headwind, we think that the Fund's performance has held up reasonably well. But over the longer term and based on the Fund's past results, we believe that the Fund's relative performance will be better when this headwind becomes a tailwind.

Recently, quality spreads in the bond market have begun to widen as investors have been demanding higher returns in order to buy riskier bonds. It is far too early to declare the end of risk complacency, and we have not yet seen a similar turn of events in the stock market. A tailwind for the stock market has not yet begun to blow. Nevertheless, we are encouraged. We believe that there is a positive aspect to the market's recent volatility. In our view, volatility breeds uncertainty, and uncertainty is often a precursor to a renewed emphasis on quality.

Whatever scenario unfolds, our approach is always the same. Through strict implementation of our "high quality, low risk" investment philosophy, we will diligently research and carefully select attractively valued stocks of financially strong companies that we believe are competitively advantaged businesses that have the potential to generate solid and stable cash flows.

--------------------------------------------------------------------------------
4 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

Performance Highlights     Wells Fargo Advantage Small and Mid Cap Stock Funds 7

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 5 (%) (AS OF OCTOBER 31, 2007)

------------------------------------------------------------------------------------------------------------------------------------
                                    Including Sales Charge                       Excluding Sales Charge              Expense Ratio
C&B MID CAP FUND          6 Months*   1 Year   5 Year   Life of Fund   6 Months*   1 Year   5 Year   Life of Fund   Gross 6   Net 7
------------------------------------------------------------------------------------------------------------------------------------
Class A (CBMAX)            (12.45)     (2.96)   14.68       12.19        (7.12)      2.95    16.05       12.88       1.40%     1.40%
------------------------------------------------------------------------------------------------------------------------------------
Class B (CBMBX)            (12.43)     (2.77)   14.99       12.06        (7.39)      2.23    15.22       12.06       2.15%     2.15%
------------------------------------------------------------------------------------------------------------------------------------
Class C (CBMCX)             (8.47)      1.18    15.20       12.05        (7.47)      2.18    15.20       12.05       2.15%     2.15%
------------------------------------------------------------------------------------------------------------------------------------
Class D (CBMDX)                                                          (7.05)      3.12    16.15       12.93       1.40%     1.25%
------------------------------------------------------------------------------------------------------------------------------------
Administrator Class
  (CBMIX)                                                                (6.98)      3.18    16.23       12.97       1.22%     1.15%
------------------------------------------------------------------------------------------------------------------------------------
Institutional Class
  (CBMSX)                                                                (6.84)      3.44    16.43       13.07       0.95%     0.90%
------------------------------------------------------------------------------------------------------------------------------------
BENCHMARK
------------------------------------------------------------------------------------------------------------------------------------
  Russell Midcap Value
    Index 1                                                              (2.70)      9.73    20.36       10.89
------------------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE PERIOD SHOWN. CLASS D, ADMINISTRATOR CLASS AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
5 Performance shown prior to the inception of the Class A, Class B and Class C shares reflects the performance of the unnamed share class of the C&B Mid Cap Value Portfolio, the predecessor fund, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable. Prior to April 11, 2005, the Administrator Class was named the Institutional Class and the Institutional Class was named the Select Class. Performance shown prior to the inception of the Administrator Class and Institutional Class shares reflects the performance of the unnamed share class of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class and Institutional Class shares. Performance shown prior to July 26, 2004 for the Class D shares reflects the performance of the unnamed share class of the predecessor fund.

6 Reflects the gross expense ratio as stated in the March 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

7 The investment adviser has contractually committed through February 28, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without these reductions, the Fund's returns would have been lower.

8 Wells Fargo Advantage Small and Mid Cap Stock Funds     Performance Highlights


WELLS FARGO ADVANTAGE COMMON STOCK FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE COMMON STOCK FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Ann M. Miletti
Richard T. Weiss

FUND INCEPTION

December 29, 1989

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF OCTOBER 31, 2007
(EXCLUDING SALES CHARGES)

--------------------------------------------------------------------------------
COMMON STOCK FUND                                                        1 YEAR
--------------------------------------------------------------------------------
Class A                                                                  19.74%
--------------------------------------------------------------------------------
BENCHMARK
   Russell 2500(TM) Index 1                                              12.71%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. NET AND GROSS EXPENSE RATIOS FOR CLASS A SHARES ARE 1.31% AND 1.34%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH FEBRUARY 28, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTMENT 2
(AS OF OCTOBER 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                WELLS FARGO ADVANTAGE       WELLS FARGO ADVANTAGE
                 COMMON STOCK FUND -         COMMON STOCK FUND -
    Date               Class A                     Class Z                 Russell 2500 Index
 10/31/1997             $ 9,423                     $10,000                     $10,000
 11/30/1997             $ 9,351                     $ 9,926                     $10,045
 12/31/1997             $ 9,536                     $10,126                     $10,235
  1/31/1998             $ 9,488                     $10,078                     $10,078
  2/28/1998             $10,184                     $10,819                     $10,810
  3/31/1998             $10,620                     $11,286                     $11,284
  4/30/1998             $10,758                     $11,436                     $11,327
  5/31/1998             $10,295                     $10,948                     $10,801
  6/30/1998             $10,306                     $10,962                     $10,814
  7/31/1998             $ 9,739                     $10,363                     $10,071
  8/31/1998             $ 8,114                     $ 8,636                     $ 8,171
  9/30/1998             $ 8,593                     $ 9,149                     $ 8,752
 10/31/1998             $ 9,367                     $ 9,976                     $ 9,230
 11/30/1998             $ 9,641                     $10,271                     $ 9,687
 12/31/1998             $10,129                     $10,794                     $10,274
  1/31/1999             $10,352                     $11,035                     $10,257
  2/28/1999             $ 9,906                     $10,563                     $ 9,583
  3/31/1999             $10,441                     $11,137                     $ 9,788
  4/30/1999             $11,410                     $12,174                     $10,663
  5/31/1999             $11,486                     $12,259                     $10,829
  6/30/1999             $12,106                     $12,924                     $11,392
  7/31/1999             $11,917                     $12,727                     $11,169
  8/31/1999             $11,456                     $12,238                     $10,819
  9/30/1999             $11,318                     $12,094                     $10,658
 10/31/1999             $12,111                     $12,945                     $10,892
 11/30/1999             $12,982                     $13,881                     $11,506
 12/31/1999             $14,165                     $15,150                     $12,755
  1/31/2000             $13,587                     $14,537                     $12,461
  2/29/2000             $14,269                     $15,270                     $14,261
  3/31/2000             $15,151                     $16,219                     $14,043
  4/30/2000             $14,282                     $15,294                     $13,288
  5/31/2000             $14,435                     $15,462                     $12,650
  6/30/2000             $14,201                     $15,216                     $13,481
  7/31/2000             $13,888                     $14,885                     $13,138
  8/31/2000             $ 14999                     $16,081                     $14,269
  9/30/2000             $14,647                     $15,709                     $13,805
 10/31/2000             $14,083                     $15,108                     $13,426
 11/30/2000             $13,053                     $14,008                     $12,245
 12/31/2000             $13,938                     $14,968                     $13,299
  1/31/2001             $14,841                     $15,933                     $13,736
  2/28/2001             $13,882                     $14,908                     $12,852
  3/31/2001             $13,192                     $14,181                     $12,147
  4/30/2001             $14,119                     $15,176                     $13,219
  5/31/2001             $14,285                     $15,369                     $13,617
  6/30/2001             $13,960                     $15,027                     $13,810
  7/31/2001             $13,704                     $14,752                     $13,316
  8/31/2001             $12,970                     $13,965                     $12,880
  9/30/2001             $11,151                     $12,013                     $11,213
 10/31/2001             $11,912                     $12,830                     $11,793
 11/30/2001             $13,033                     $14,047                     $12,747
 12/31/2001             $13,660                     $14,713                     $13,461
  1/31/2002             $13,383                     $14,423                     $13,294
  2/28/2002             $13,029                     $14,051                     $13,061
  3/31/2002             $14,007                     $15,107                     $13,965
  4/30/2002             $13,452                     $14,512                     $13,929
  5/31/2002             $13,120                     $14,155                     $13,521
  6/30/2002             $11,934                     $12,876                     $12,759
  7/31/2002             $10,756                     $11,611                     $11,236
  8/31/2002             $10,895                     $11,760                     $11,270
  9/30/2002             $ 9,786                     $10,563                     $10,377
 10/31/2002             $10,611                     $11,455                     $10,716
 11/30/2002             $11,844                     $12,787                     $11,590
 12/31/2002             $10,999                     $11,879                     $11,066
  1/31/2003             $10,846                     $11,716                     $10,772
  2/28/2003             $10,798                     $11,663                     $10,513
  3/31/2003             $10,881                     $11,753                     $10,613
  4/30/2003             $11,650                     $12,586                     $11,559
  5/31/2003             $12,669                     $13,687                     $12,696
  6/30/2003             $12,835                     $13,873                     $12,938
  7/31/2003             $13,265                     $14,341                     $13,634
  8/31/2003             $13,792                     $14,907                     $14,265
  9/30/2003             $13,431                     $14,520                     $14,071
 10/31/2003             $14,277                     $15,450                     $15,183
 11/30/2003             $14,568                     $15,762                     $15,754
 12/31/2003             $15,233                     $16,476                     $16,102
  1/31/2004             $15,483                     $16,751                     $16,689
  2/29/2004             $15,836                     $17,138                     $16,947
  3/31/2004             $15,663                     $16,952                     $17,049
  4/30/2004             $15,143                     $16,394                     $16,230
  5/31/2004             $15,219                     $16,476                     $16,562
  6/30/2004             $15,559                     $16,848                     $17,106
  7/31/2004             $14,519                     $15,725                     $16,111
  8/31/2004             $14,346                     $15,539                     $16,070
  9/30/2004             $14,977                     $16,231                     $16,676
 10/31/2004             $15,344                     $16,625                     $17,056
 11/30/2004             $16,190                     $17,547                     $18,330
 12/31/2004             $16,706                     $18,117                     $19,048
  1/31/2005             $16,244                     $17,621                     $18,408
  2/28/2005             $16,758                     $18,181                     $18,824
  3/31/2005             $16,717                     $18,145                     $18,449
  4/30/2005             $15,921                     $17,275                     $17,620
  5/31/2005             $16,672                     $18,096                     $18,686
  6/30/2005             $17,067                     $18,520                     $19,284
  7/31/2005             $18,030                     $19,569                     $20,423
  8/31/2005             $17,810                     $19,333                     $20,119
  9/30/2005             $17,871                     $19,390                     $20,226
 10/31/2005             $17,431                     $18,918                     $19,598
 11/30/2005             $18,326                     $19,887                     $20,544
 12/31/2005             $18,698                     $20,292                     $20,592
  1/31/2006             $19,839                     $21,532                     $22,049
  2/28/2006             $19,647                     $21,327                     $22,030
  3/31/2006             $20,213                     $21,942                     $22,887
  4/30/2006             $20,579                     $22,343                     $22,967
  5/31/2006             $19,874                     $21,569                     $21,882
  6/30/2006             $19,752                     $21,448                     $21,893
  7/31/2006             $19,395                     $21,057                     $21,204
  8/31/2006             $19,847                     $21,541                     $21,742
  9/30/2006             $20,161                     $21,886                     $22,006
 10/31/2006             $20,762                     $22,539                     $23,064
 11/30/2006             $21,372                     $23,210                     $23,816
 12/31/2006             $21,557                     $23,399                     $23,921
  1/31/2007             $22,248                     $24,160                     $24,566
  2/28/2007             $22,117                     $24,008                     $24,532
  3/31/2007             $22,643                     $24,581                     $24,770
  4/30/2007             $23,400                     $25,400                     $25,409
  5/31/2007             $24,508                     $26,617                     $26,470
  6/30/2007             $24,388                     $26,488                     $25,995
  7/31/2007             $23,675                     $25,704                     $24,502
  8/31/2007             $23,872                     $25,926                     $24,762
  9/30/2007             $24,552                     $26,664                     $25,345
 10/31/2007             $24,859                     $26,991                     $25,996

--------------------------------------------------------------------------------
1 The Russell 2500 Index measures performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 16% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an Index.

2 The chart compares the performance of the WELLS FARGO ADVANTAGE COMMON STOCK FUND Class A and Class Z shares for the most recent ten years with the Russell 2500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Class Z shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

Performance Highlights     Wells Fargo Advantage Small and Mid Cap Stock Funds 9

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o     The Fund's solid performance outpaced its benchmark.

o An underweight exposure to the struggling financial sector, and notably in Real Estate Investment Trusts (REITs), benefited the Fund's relative performance.

o The industrial sector was the largest detractor from the Fund's relative performance, due to the Fund's underweight exposure in two areas: construction and engineering and aerospace and defense.

THE FUND'S HOLDINGS IN THE ENERGY SECTOR WERE THE TOP CONTRIBUTORS TO PERFORMANCE DURING THE PERIOD, AS THE COMPANIES IN THIS SECTOR CONTINUED TO BENEFIT FROM AN IMBALANCE OF STRONG DEMAND AND LIMITED SUPPLY.

The Fund's underweight exposure to the financial sector, most notably in REITs, which had been a headwind the last few years, was also beneficial to the Fund's relative performance. Even with the recent turmoil in this sector, we have continued to find companies trading at attractive discounts to our private market valuations. Private market value is the aggregate market value of a company if each of its parts operated independently and had its own stock price. Information technology was another sector that contributed smartly to the Fund's performance. Holdings within the technology sector benefited from company-specific deal-ings rather than a broad secular theme. Fund performance also benefited from acquisition announcements during the year, in which several holdings were acquired at substantial premiums.

The industrial sector was the largest detractor from the Fund's relative performance due to its underweight exposure in two areas: construction and engineering and aerospace and defense. Underweight exposure to the utility sector was also a headwind for the Fund's portfolio, as the sector continued to benefit from relatively low interest rates.

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 3,4
(AS OF OCTOBER 31, 2007)
--------------------------------------------------------------------------------
Apache Corporation                                                         2.89%
--------------------------------------------------------------------------------
Cameron International Corporation                                          2.28%
--------------------------------------------------------------------------------
EOG Resources Incorporated                                                 2.22%
--------------------------------------------------------------------------------
Smith International Incorporated                                           2.00%
--------------------------------------------------------------------------------
Barrick Gold Corporation                                                   2.00%
--------------------------------------------------------------------------------
Republic Services Incorporated                                             1.90%
--------------------------------------------------------------------------------
Noble Corporation                                                          1.78%
--------------------------------------------------------------------------------
Trimble Navigation Limited                                                 1.78%
--------------------------------------------------------------------------------
Respironics Incorporated                                                   1.66%
--------------------------------------------------------------------------------
Red Hat Incorporated                                                       1.63%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

4 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

10 Wells Fargo Advantage Small and Mid Cap Stock Funds    Performance Highlights

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 3
(AS OF OCTOBER 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (17%)
Consumer Staples                                                            (5%)
Energy                                                                     (14%)
Financials                                                                  (7%)
Health Care                                                                (13%)
Industrials                                                                (12%)
Information Technology                                                     (20%)
Materials                                                                   (9%)
Telecommunication Services                                                  (3%)

OUR METHODOLOGY INCLUDES BUYING STOCKS THAT ARE SELLING AT A DISCOUNT TO THEIR INTRINSIC PRIVATE MARKET VALUE AND SELLING STOCKS THAT APPROACH THEIR PRIVATE MARKET VALUE.

This discipline allows us to be patient with stocks that are out of favor with the market. Such discipline seems to be the exception as the recent volatility in the market has increased investor focus on the short term rather than the long term. Consequently, we have continued to trim exposure from many of the Fund's energy holdings because they continued to outperform and became a more noticeable piece of the market. We also decreased the Fund's exposure to the technology sector as a few of its holdings reached what we believed to be full valuation. And, although it is still a relatively small part of the portfolio, we did increase several holdings in the materials sector. The remaining sector weightings were fairly consistent throughout the 12-month period. The Fund was overweighted in the technology and energy sectors while being underweighted in the financial, utility, and industrial sectors.

OUR FUNDAMENTAL, BOTTOM-UP PROCESS OF IDENTIFYING COMPANIES THAT HAVE SOLID BUSINESS MODELS AND STRONG MANAGEMENT TEAMS AND THAT TRADE AT A DISCOUNT TO OUR PERCEIVED PRIVATE MARKET VALUATION WILL CONTINUE TO HELP GUIDE US IN OUR DECISION-MAKING PROCESS.

Even with the recent market turbulence, equity markets have produced relatively solid results during the past 12 months. A combination of relatively low borrowing costs, better than expected economic data, and, thus far, relatively benign inflation data has been positive for the market. As we get further into the cycle, the investment landscape and investor expectations appear to be more uncertain, and many of the recent secular tailwinds may be reversing course. Companies that may have been supported by an easier credit environment or overly optimistic growth expectations will likely face an increased amount of pressure until expectations are fully reset.

Performance Highlights    Wells Fargo Advantage Small and Mid Cap Stock Funds 11

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 5 (%) (AS OF OCTOBER 31, 2007)

----------------------------------------------------------------------------------------------------------------------------
                                  Including Sales Charge                  Excluding Sales Charge            Expense Ratio
                          6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross 6    Net 7
----------------------------------------------------------------------------------------------------------------------------
Class A (SCSAX)              0.13      12.87    17.17     9.53       6.24      19.74    18.56    10.19     1.34%     1.31%
----------------------------------------------------------------------------------------------------------------------------
Class B (SCSKX)              0.87      13.86    17.45     9.65       5.87      18.86    17.66     9.65     2.09%     2.06%
----------------------------------------------------------------------------------------------------------------------------
Class C (STSAX)              4.82      17.82    17.66     9.48       5.82      18.82    17.66     9.48     2.09%     2.06%
----------------------------------------------------------------------------------------------------------------------------
Class Z (STCSX)                                                      6.26      19.75    18.70    10.44     1.51%     1.29%
----------------------------------------------------------------------------------------------------------------------------
BENCHMARKS
   Russell 2500 Index 1                                              2.31      12.71    19.39    10.02
----------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. CLASS Z SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
5 Performance shown prior to April 11, 2005 for the Class A, Class B and Class C shares reflects the performance of the Class A, Class B and Class C shares, respectively, of the Strong Advisor Common Stock Fund, the predecessor fund. Performance shown prior to the inception of the Class A, Class B and Class C shares reflects the performance of the Class Z shares of the predecessor fund, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable. Performance shown prior to April 11, 2005 for the Class Z shares reflects the performance of the Class Z shares of the predecessor fund.

6 Reflects the gross expense ratio as stated in the March 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

7 The investment adviser has contractually committed through February 28, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without these reductions, the Fund's returns would have been lower.

12 Wells Fargo Advantage Small and Mid Cap Stock Funds    Performance Highlights


WELLS FARGO ADVANTAGE MID CAP GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE MID CAP GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Jerome "Cam" Philpott, CFA Stuart Roberts

FUND INCEPTION

December 30, 1994

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF OCTOBER 31, 2007
(EXCLUDING SALES CHARGES)

--------------------------------------------------------------------------------
MID CAP GROWTH FUND                                                      1 YEAR
--------------------------------------------------------------------------------
Class A                                                                  31.90%
--------------------------------------------------------------------------------
BENCHMARK
   Russell Midcap(R) Growth Index 1                                      19.72%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. NET AND GROSS EXPENSE RATIOS FOR CLASS A SHARES ARE 1.40% AND 1.48%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH FEBRUARY 28, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTMENT 2
(AS OF OCTOBER 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   WELLS FARGO ADVANTAGE MID CAP GROWTH    WELLS FARGO ADVANTAGE MID CAP
   DATE                       FUND - CLASS A                   GROWTH FUND - CLASS Z         RUSSELL MIDCAP GROWTH INDEX
 10/31/1997                      9425                               10000                            10000
 11/30/1997                      9261                                9825                            10105
 12/31/1997                      9289                                9853                            10238
  1/31/1998                      9316                                9881                            10053
  2/28/1998                     10039                               10647                            10999
  3/31/1998                     10464                               11097                            11460
  4/30/1998                     10459                               11091                            11615
  5/31/1998                     10048                               10653                            11138
  6/30/1998                     10002                               10604                            11453
  7/31/1998                      9311                                9871                            10962
  8/31/1998                      7912                                8386                             8870
  9/30/1998                      8278                                8773                             9541
 10/31/1998                      8822                                9349                            10243
 11/30/1998                      9330                                9886                            10934
 12/31/1998                     10026                               10623                            12067
  1/31/1999                      9537                               10104                            12428
  2/28/1999                      8665                                9179                            11821
  3/31/1999                      8709                                9224                            12479
  4/30/1999                      9149                                9690                            13048
  5/31/1999                      9004                                9535                            12880
  6/30/1999                      9595                               10160                            13779
  7/31/1999                      9295                                9841                            13340
  8/31/1999                      8888                                9409                            13201
  9/30/1999                      8980                                9506                            13089
 10/31/1999                      9401                                9951                            14101
 11/30/1999                     10317                               10919                            15561
 12/31/1999                     11914                               12609                            18256
  1/31/2000                     11326                               11985                            18252
  2/29/2000                     12965                               13718                            22089
  3/31/2000                     13427                               14205                            22112
  4/30/2000                     12745                               13482                            19966
  5/31/2000                     12162                               12864                            18510
  6/30/2000                     13669                               14457                            20474
  7/31/2000                     13080                               13833                            19178
  8/31/2000                     15275                               16152                            22070
  9/30/2000                     14835                               15686                            20991
 10/31/2000                     14164                               14975                            19555
 11/30/2000                     12360                               13066                            15305
 12/31/2000                     13654                               14433                            16111
  1/31/2001                     13547                               14318                            17031
  2/28/2001                     11905                               12582                            14085
  3/31/2001                     10676                               11281                            12070
  4/30/2001                     11856                               12527                            14081
  5/31/2001                     12103                               12787                            14015
  6/30/2001                     12062                               12742                            14023
  7/31/2001                     11418                               12061                            13077
  8/31/2001                     10758                               11363                            12129
  9/30/2001                      9414                                9941                            10125
 10/31/2001                      9430                                9958                            11189
 11/30/2001                      9991                               10549                            12393
 12/31/2001                     10386                               10965                            12864
  1/31/2002                      9819                               10365                            12447
  2/28/2002                      9526                               10055                            11741
  3/31/2002                     10194                               10759                            12637
  4/30/2002                      9983                               10536                            11968
  5/31/2002                      9462                                9984                            11611
  6/30/2002                      8867                                9356                            10330
  7/31/2002                      7815                                8245                             9326
  8/31/2002                      7851                                8282                             9294
  9/30/2002                      7394                                7799                             8555
 10/31/2002                      7650                                8068                             9218
 11/30/2002                      7979                                8415                             9939
 12/31/2002                      7421                                7826                             9339
  1/31/2003                      7302                                7699                             9247
  2/28/2003                      7174                                7564                             9167
  3/31/2003                      7385                                7785                             9338
  4/30/2003                      8025                                8459                             9973
  5/31/2003                      8629                                9095                            10933
  6/30/2003                      8775                                9247                            11089
  7/31/2003                      9069                                9557                            11485
  8/31/2003                      9603                               10118                            12118
  9/30/2003                      9363                                9865                            11883
 10/31/2003                     10081                               10620                            12840
 11/30/2003                     10283                               10832                            13184
 12/31/2003                     10246                               10792                            13328
  1/31/2004                     10817                               11391                            13768
  2/29/2004                     11037                               11623                            13999
  3/31/2004                     11277                               11873                            13972
  4/30/2004                     10780                               11349                            13578
  5/31/2004                     11148                               11735                            13898
  6/30/2004                     11350                               11947                            14119
  7/31/2004                     10394                               10939                            13184
  8/31/2004                     10118                               10648                            13022
  9/30/2004                     10743                               11305                            13508
 10/31/2004                     11221                               11807                            13966
 11/30/2004                     11626                               12232                            14687
 12/31/2004                     12448                               13095                            15391
  1/31/2005                     12133                               12762                            14979
  2/28/2005                     11857                               12470                            15358
  3/31/2005                     11778                               12386                            15134
  4/30/2005                     11168                               11743                            14535
  5/31/2005                     11837                               12447                            15367
  6/30/2005                     12152                               12779                            15653
  7/31/2005                     12684                               13317                            16567
  8/31/2005                     12586                               13234                            16465
  9/30/2005                     12802                               13462                            16679
 10/31/2005                     12546                               13193                            16188
 11/30/2005                     13157                               13814                            17066
 12/31/2005                     13149                               13806                            17253
  1/31/2006                     13986                               14686                            18286
  2/28/2006                     14222                               14934                            18061
  3/31/2006                     14758                               15498                            18566
  4/30/2006                     15059                               15792                            18645
  5/31/2006                     14201                               14912                            17767
  6/30/2006                     14179                               14889                            17694
  7/31/2006                     13407                               14077                            17060
  8/31/2006                     13707                               14393                            17453
  9/30/2006                     13729                               14393                            17852
 10/31/2006                     14351                               15047                            18537
 11/30/2006                     14973                               15701                            19264
 12/31/2006                     14981                               15710                            19092
  1/31/2007                     15716                               16458                            19786
  2/28/2007                     15765                               16509                            19744
  3/31/2007                     15961                               16741                            19847
  4/30/2007                     16452                               17232                            20719
  5/31/2007                     17727                               18573                            21559
  6/30/2007                     17825                               18676                            21185
  7/31/2007                     17383                               18186                            20711
  8/31/2007                     17776                               18599                            20823
  9/30/2007                     18438                               19295                            21640
 10/31/2007                     18928                               19811                            22192

--------------------------------------------------------------------------------
1 The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Index. You cannot invest directly in an Index.

2 The chart compares the performance of the WELLS FARGO ADVANTAGE MID CAP GROWTH FUND Class A and Class Z shares for the most recent ten years with the Russell Midcap Growth Index. The chart assumes a hypothetical investment of $10,000 in Class A and Class Z shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

Performance Highlights    Wells Fargo Advantage Small and Mid Cap Stock Funds 13

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o The Fund outperformed its benchmark due to very strong stock selection on an absolute and relative basis.

o While there were no meaningful laggards for the period, underweight positions in the energy and materials sectors detracted from relative performance compared to the benchmark.

o Exposure in consumer discretionary and telecommunications services decreased through profit-taking in some of the better performers that had reached or exceeded our price targets.

THE THREE TOP PERFORMING SECTORS WERE CONSUMER DISCRETIONARY, INFORMATION TECHNOLOGY, AND HEALTH CARE.

In the consumer discretionary sector, many holdings contributed to excellent absolute and relative performance. Several of the better performing stocks have been highlighted in the past, including Priceline.com, an online travel company; VistaPrint, an online supplier of graphic design services; and Hilton Hotels, an international lodging company. Priceline.com was the single best performer in the Fund as international market growth accelerated and domestic growth stabilized, resulting in continued strong stock performance. Hilton Hotels was acquired in a private equity transaction at roughly a 32% premium, and we sold that position entirely following the news.

Fund holdings in the information technology sector outperformed due to strong stock selection. Specifically, aQuantive, ValueClick, and WebEx were the top contributors in information technology. Digital marketing company aQuantive was the second best performer in the Fund for the 12-month period. We have previously expressed optimism in regards to the growth in Internet advertising, and aQuantive's 42% organic growth rate in revenues in early 2007 clearly illustrated its success in that market. Following aQuantive's first-quarter report, Microsoft acquired the company at an astonishing 85% premium. We sold the entire position following that news. ValueClick, an online advertising agency, was another top information technology performer. The company reported revenue growth significantly above analysts' estimates, and the shares appreciated sharply. We sold a considerable portion

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 3,4
(AS OF OCTOBER 31, 2007)
--------------------------------------------------------------------------------
NII Holdings Incorporated                                                  3.28%
--------------------------------------------------------------------------------
FTI Consulting Incorporated                                                3.25%
--------------------------------------------------------------------------------
VistaPrint Limited                                                         3.21%
--------------------------------------------------------------------------------
Textron Incorporated                                                       2.88%
--------------------------------------------------------------------------------
Resources Connection Incorporated                                          2.36%
--------------------------------------------------------------------------------
Priceline.com Incorporated                                                 2.31%
--------------------------------------------------------------------------------
Hologic Incorporated                                                       2.28%
--------------------------------------------------------------------------------
SAVVIS Incorporated                                                        2.05%
--------------------------------------------------------------------------------
Microsemi Corporation                                                      2.01%
--------------------------------------------------------------------------------
Range Resources Corporation                                                1.97%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

4 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

14 Wells Fargo Advantage Small and Mid Cap Stock Funds    Performance Highlights

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 3
(AS OF OCTOBER 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (15%)
Energy                                                                      (6%)
Financials                                                                  (5%)
Health Care                                                                (23%)
Industrials                                                                (24%)
Information Technology                                                     (19%)
Materials                                                                   (2%)
Telecommunication Services                                                  (6%)

of this position into the upward move. Finally, WebEx, an online collaborative services company, reported good quarterly results that drove the shares higher, and in March 2007, Cisco Systems acquired the company at an approximate 25% premium. We sold the entire position following the acquisition announcement.

Health care stocks were significant outperformers this period. Many of the Fund's portfolio holdings reported strong quarterly earnings results, and those stocks responded accordingly with price appreciation. Top contributors included Cytyc, Kyphon, and Medco Health Solutions. Cytyc, a diversified medical diagnostic company, performed positively in response to news that the company had agreed to merge with Hologic in a cash and stock transaction. Kyphon, a medical device company that focuses on the spine, was another strong contributor. In July 2007, the company was acquired by Medtronic at a 32% premium, and we sold the position entirely after the announcement.

While there were no meaningful laggards for the period, under-weight positions in the energy and materials sectors detracted from relative performance compared to the benchmark.

OUR BIGGEST SHIFTS IN THE FUND WERE AN INCREASED EXPOSURE TO HEALTH CARE AND INDUSTRIALS AND DECREASED EXPOSURE TO CONSUMER DISCRETIONARY, FINANCIALS, AND TELECOMMUNICATION SERVICES.

We added to health care and industrials as we found attractive buying opportunities on a stock-by-stock basis. Examples of companies we added include Kyphon, Forest Laboratories, and FTI Consulting. Exposure in consumer discretionary and telecommunications services decreased through profit-taking in some of the better performers that had reached or exceeded our price targets.

WE CONTINUE TO EXAMINE THE FUND'S HOLDINGS AND POTENTIAL INVESTMENTS FROM A FUNDAMENTAL, BOTTOM-UP PROCESS.

Throughout our careers, we have found that investment opportunities are often the greatest when investors become overly focused on macroeconomic issues. From our experience, sweeping generalizations tend to be less useful in the investment process and can often distract portfolio managers from focusing on company fundamentals that can point to successful investments over time. We continue to examine the Fund's holdings and potential investments from a fundamental, bottom-up process. We are optimistic about the current fundamentals of the Fund's holdings. While we are cognizant of headline macroeconomic concerns and not complacent about them, we do not share them. Given the broader concerns over growth, we will remain particularly focused on our companies' ability to meet our expectations, and we are optimistic that they will do so.

Performance Highlights    Wells Fargo Advantage Small and Mid Cap Stock Funds 15

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 5 (%) (AS OF OCTOBER 31, 2007)

--------------------------------------------------------------------------------------------------------------------------------
                                        Including Sales Charge                  Excluding Sales Charge            Expense Ratio
MID CAP GROWTH FUND              6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross 6   Net 7
--------------------------------------------------------------------------------------------------------------------------------
Class A (WFMCX)                     8.44      24.31    18.45     6.59      15.05      31.90    19.86     7.22     1.48%    1.40%
--------------------------------------------------------------------------------------------------------------------------------
Class B (WFMBX)                     9.56      25.86    18.79     6.43      14.56      30.86    18.99     6.43     2.23%    2.15%
--------------------------------------------------------------------------------------------------------------------------------
Class C (WFMHX)                    13.76      29.91    18.97     6.42      14.76      30.91    18.97     6.42     2.23%    2.15%
--------------------------------------------------------------------------------------------------------------------------------
Class Z (WFMZX)                                                            14.97      31.66    19.68     7.08     1.65%    1.57%
--------------------------------------------------------------------------------------------------------------------------------
BENCHMARKS
--------------------------------------------------------------------------------------------------------------------------------
  Russell Midcap Growth Index 1                                             7.11      19.72    19.21     8.30
--------------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. CLASS Z SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
5 Performance shown prior to the inception of the Class B and Class C shares reflects the performance of the Class A shares, adjusted to reflect Class B and Class C sales charges and expenses, as applicable. Performance shown prior to the inception of the Class Z shares reflects the performance of the Class A shares, adjusted to reflect Class Z expenses.

6 Reflects the gross expense ratio as stated in the March 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

7 For Class A, B and C, the investment adviser has contractually committed through February 28, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without these reductions, the Fund's returns would have been lower. For the Z Class, the investment adviser has contractually committed through February 29, 2008, to waive fees and/or reimburse expenses to the
      extent necessary to maintain       the net operating expense ratio shown.
      Effective March 1, 2008, through February 28, 2009, the investment adviser has contractually committed to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio of 1.49% for the Z Class. Without these reductions, the Fund's returns would have been lower.

16 Wells Fargo Advantage Small and Mid Cap Stock Funds    Performance Highlights


WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND (the Fund) seeks long-term capital appreciation.

INVESTEMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Jerome "Cam" Philpott, CFA
Stuart Roberts

FUND INCEPTION

July 13, 1990

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF OCTOBER 31, 2007
(EXCLUDING SALES CHARGES)

--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND                                                    1 YEAR
--------------------------------------------------------------------------------
Class A                                                                   27.63%
--------------------------------------------------------------------------------
BENCHMARK
   Russell 2000(R) Growth Index 1                                         16.74%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. NET AND GROSS EXPENSE RATIOS FOR CLASS A SHARES ARE 1.40 AND 1.61%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH FEBRUARY 28, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTMENT 2
(AS OF OCTOBER 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              WELLS FARGO ADVANTAGE SMALL CAP   WELLS FARGO ADVANTAGE SMALL CAP
    Date           GROWTH FUND - Class A        GROWTH FUND - Administrator Class   Russell 2000 Growth Index
 10/31/1997               $ 9,425                            $10,000                         $10,000
 11/30/1997               $ 9,361                            $ 9,932                         $ 9,762
 12/31/1997               $ 9,671                            $10,261                         $ 9,767
  1/31/1998               $ 9,228                            $ 9,791                         $ 9,637
  2/28/1998               $10,233                            $10,857                         $10,488
  3/31/1998               $10,809                            $11,468                         $10,927
  4/30/1998               $10,681                            $11,332                         $10,995
  5/31/1998               $ 9,927                            $10,533                         $10,196
  6/30/1998               $10,208                            $10,831                         $10,300
  7/31/1998               $ 9,302                            $ 9,870                         $ 9,440
  8/31/1998               $ 6,786                            $ 7,200                         $ 7,261
  9/30/1998               $ 6,904                            $ 7,325                         $ 7,997
 10/31/1998               $ 7,352                            $ 7,801                         $ 8,414
 11/30/1998               $ 8,036                            $ 8,527                         $ 9,067
 12/31/1998               $ 8,905                            $ 9,448                         $ 9,887
  1/31/1999               $ 8,958                            $ 9,504                         $10,332
  2/28/1999               $ 8,184                            $ 8,683                         $ 9,387
  3/31/1999               $ 8,349                            $ 8,859                         $ 9,721
  4/30/1999               $ 8,881                            $ 9,423                         $10,580
  5/31/1999               $ 8,934                            $ 9,479                         $10,596
  6/30/1999               $ 9,785                            $10,382                         $11,154
  7/31/1999               $ 9,809                            $10,407                         $10,810
  8/31/1999               $ 9,767                            $10,363                         $10,405
  9/30/1999               $ 9,419                            $ 9,993                         $10,606
 10/31/1999               $10,536                            $11,178                         $10,878
 11/30/1999               $11,316                            $12,006                         $12,028
 12/31/1999               $13,874                            $14,721                         $14,148
  1/31/2000               $13,668                            $14,501                         $14,016
  2/29/2000               $16,078                            $17,059                         $17,277
  3/31/2000               $14,979                            $15,893                         $15,461
  4/30/2000               $13,207                            $14,012                         $13,900
  5/31/2000               $11,263                            $11,950                         $12,683
  6/30/2000               $13,124                            $13,925                         $14,321
  7/31/2000               $12,196                            $12,940                         $13,094
  8/31/2000               $13,738                            $14,577                         $14,471
  9/30/2000               $13,520                            $14,345                         $13,752
 10/31/2000               $11,978                            $12,708                         $12,636
 11/30/2000               $ 9,797                            $10,395                         $10,342
 12/31/2000               $10,387                            $11,021                         $10,975
  1/31/2001               $10,309                            $10,938                         $11,863
  2/28/2001               $ 9,641                            $10,230                         $10,237
  3/31/2001               $ 8,956                            $ 9,503                         $ 9,306
  4/30/2001               $ 9,737                            $10,331                         $10,445
  5/31/2001               $10,153                            $10,772                         $10,687
  6/30/2001               $10,274                            $10,901                         $10,979
  7/31/2001               $ 9,676                            $10,266                         $10,042
  8/31/2001               $ 8,930                            $ 9,475                         $ 9,415
  9/30/2001               $ 7,786                            $ 8,261                         $ 7,896
 10/31/2001               $ 7,977                            $ 8,463                         $ 8,655
 11/30/2001               $ 8,601                            $ 9,126                         $ 9,378
 12/31/2001               $ 9,073                            $ 9,627                         $ 9,962
  1/31/2002               $ 8,408                            $ 8,921                         $ 9,607
  2/28/2002               $ 7,805                            $ 8,281                         $ 8,986
  3/31/2002               $ 8,566                            $ 9,088                         $ 9,767
  4/30/2002               $ 8,592                            $ 9,116                         $ 9,555
  5/31/2002               $ 7,971                            $ 8,457                         $ 8,997
  6/30/2002               $ 7,533                            $ 7,993                         $ 8,234
  7/31/2002               $ 6,466                            $ 6,860                         $ 6,968
  8/31/2002               $ 6,483                            $ 6,879                         $ 6,965
  9/30/2002               $ 6,273                            $ 6,656                         $ 6,462
 10/31/2002               $ 6,580                            $ 6,981                         $ 6,789
 11/30/2002               $ 6,860                            $ 7,278                         $ 7,462
 12/31/2002               $ 6,396                            $ 6,786                         $ 6,947
  1/31/2003               $ 6,212                            $ 6,591                         $ 6,758
  2/28/2003               $ 6,168                            $ 6,545                         $ 6,578
  3/31/2003               $ 6,273                            $ 6,656                         $ 6,678
  4/30/2003               $ 6,895                            $ 7,315                         $ 7,310
  5/31/2003               $ 7,525                            $ 7,984                         $ 8,134
  6/30/2003               $ 7,813                            $ 8,299                         $ 8,290
  7/31/2003               $ 8,198                            $ 8,698                         $ 8,917
  8/31/2003               $ 8,548                            $ 9,070                         $ 9,396
  9/30/2003               $ 8,259                            $ 8,763                         $ 9,158
 10/31/2003               $ 9,099                            $ 9,664                         $ 9,949
 11/30/2003               $ 9,397                            $ 9,980                         $10,274
 12/31/2003               $ 9,458                            $10,044                         $10,320
  1/31/2004               $10,009                            $10,629                         $10,862
  2/29/2004               $10,001                            $10,620                         $10,845
  3/31/2004               $10,289                            $10,926                         $10,896
  4/30/2004               $ 9,791                            $10,407                         $10,349
  5/31/2004               $10,176                            $10,815                         $10,554
  6/30/2004               $10,324                            $10,982                         $10,906
  7/31/2004               $ 9,143                            $ 9,720                         $ 9,927
  8/31/2004               $ 8,767                            $ 9,320                         $ 9,713
  9/30/2004               $ 9,336                            $ 9,933                         $10,250
 10/31/2004               $ 9,633                            $10,249                         $10,499
 11/30/2004               $10,071                            $10,713                         $11,387
 12/31/2004               $10,747                            $11,431                         $11,796
  1/31/2005               $10,285                            $10,950                         $11,264
  2/28/2005               $10,125                            $10,780                         $11,419
  3/31/2005               $ 9,912                            $10,554                         $10,991
  4/30/2005               $ 9,369                            $ 9,969                         $10,291
  5/31/2005               $ 9,956                            $10,601                         $11,017
  6/30/2005               $10,392                            $11,072                         $11,373
  7/31/2005               $11,094                            $11,817                         $12,168
  8/31/2005               $10,996                            $11,714                         $11,997
  9/30/2005               $11,138                            $11,874                         $12,092
 10/31/2005               $10,836                            $11,544                         $11,645
 11/30/2005               $11,574                            $12,336                         $12,304
 12/31/2005               $11,400                            $12,151                         $12,286
  1/31/2006               $12,260                            $13,074                         $13,471
  2/28/2006               $12,605                            $13,439                         $13,399
  3/31/2006               $13,341                            $14,220                         $14,050
  4/30/2006               $13,657                            $14,575                         $14,010
  5/31/2006               $12,901                            $13,764                         $13,024
  6/30/2006               $12,758                            $13,612                         $13,032
  7/31/2006               $12,060                            $12,861                         $12,355
  8/31/2006               $12,500                            $13,338                         $12,717
  9/30/2006               $12,557                            $13,399                         $12,803
 10/31/2006               $13,418                            $14,322                         $13,632
 11/30/2006               $13,829                            $14,768                         $13,959
 12/31/2006               $13,950                            $14,896                         $13,925
  1/31/2007               $14,281                            $15,259                         $14,184
  2/28/2007               $14,452                            $15,440                         $14,140
  3/31/2007               $14,623                            $15,621                         $14,270
  4/30/2007               $14,816                            $15,837                         $14,644
  5/31/2007               $15,831                            $16,924                         $15,313
  6/30/2007               $16,141                            $17,253                         $15,226
  7/31/2007               $15,468                            $16,550                         $14,436
  8/31/2007               $15,788                            $16,890                         $14,799
  9/30/2007               $16,355                            $17,490                         $15,228
 10/31/2007               $17,124                            $18,317                         $15,914

--------------------------------------------------------------------------------
1 The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

2 The chart compares the performance of the WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND Class A and Administrator Class shares for the most recent ten years with the Russell 2000 Growth Index. The chart assumes a hypothetical investment of $10,000 in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

Performance Highlights    Wells Fargo Advantage Small and Mid Cap Stock Funds 17

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o     The Fund's solid performance outpaced its benchmark.

o Holdings in the information technology sector outperformed due to strong stock selection and an overweight position.

o Exposure in consumer discretionary decreased through profit-taking in some of the better performers that had reached or exceeded our price targets.

THE THREE TOP PERFORMING SECTORS FOR THE FUND WERE INFORMATION TECHNOLOGY, CONSUMER DISCRETIONARY, AND TELECOMMUNICATION SERVICES.

Fund holdings in the information technology sector outperformed due to strong stock selection and an overweight position. Specifically, aQuantive, ValueClick, and Taleo were the top contributors in information technology. Digital marketing company aQuantive was the second best performer in the Fund for the 12-month period. We have previously expressed optimism in regards to the growth in Internet advertising, and aQuantive's 42% organic growth rate in revenues in early 2007 clearly illustrated its success in that market. Following aQuantive's first-quarter report, Microsoft acquired the company at an astonishing 85% premium. We sold the entire position following that news. ValueClick, an online advertising agency, was another top IT performer. The company reported revenue growth significantly above analysts' estimates, and the shares appreciated sharply. We sold a considerable portion of this position into the upward move.

In the consumer discretionary sector, many holdings contributed to excellent absolute and relative performance. Several of the better performing stocks have been highlighted in the past, including Priceline.com, an online travel company; VistaPrint, an online supplier of graphic design services; and Shutterfly, an online photography company. Priceline.com was the single best performer in the Fund as international market growth accelerated and domestic growth stabilized, resulting in continued strong stock performance. Shutterfly was also a top contributor, as the company's efforts to build revenues outside of the Christmas holiday season are bearing fruit and the company recently signed a distribution

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 3,4
(AS OF OCTOBER 31, 2007)
--------------------------------------------------------------------------------
VistaPrint Limited                                                         3.13%
--------------------------------------------------------------------------------
FTI Consulting Incorporated                                                2.98%
--------------------------------------------------------------------------------
inVentiv Health Incorporated                                               2.39%
--------------------------------------------------------------------------------
Resources Connection Incorporated                                          2.30%
--------------------------------------------------------------------------------
GSI Commerce Incorporated                                                  2.28%
--------------------------------------------------------------------------------
Priceline.com Incorporated                                                 2.19%
--------------------------------------------------------------------------------
SkillSoft plc ADR                                                          2.17%
--------------------------------------------------------------------------------
Microsemi Corporation                                                      2.08%
--------------------------------------------------------------------------------
Sciele Pharma Incorporated                                                 1.85%
--------------------------------------------------------------------------------
Gardner Denver Incorporated                                                1.71%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

4 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

18 Wells Fargo Advantage Small and Mid Cap Stock Funds    Performance Highlights

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 3
(AS OF OCTOBER 31, 2007)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Telecommunication Services                                                  (5%)
Consumer Discretionary                                                     (14%)
Consumer Staples                                                            (1%)
Energy                                                                      (2%)
Financials                                                                  (6%)
Health Care                                                                (20%)
Industrials                                                                (24%)
Information Technology                                                     (28%)

agreement with Target Stores that enables customers to retrieve their online orders at any local Target store. We believe that this agreement will increase customer frequency and loyalty to Shutterfly.

OUR BIGGEST SHIFTS IN THE FUND WERE AN INCREASED EXPOSURE TO INFORMATION TECHNOLOGY AND DECREASED EXPOSURE TO CONSUMER DISCRETIONARY.

In information technology, our exposure grew mainly due to price appreciation of the holdings within the Fund. Exposure in consumer discretionary decreased through profit-taking in some of the better performers that had reached or exceeded our price targets. We also increased the Fund's exposure to telecommunication services stocks and financials as we found attractive buying opportunities.

WE CONTINUE TO EXAMINE THE FUND'S HOLDINGS AND POTENTIAL INVESTMENTS FROM A FUNDAMENTAL, BOTTOM-UP PROCESS.

Throughout our careers, we have found that investment opportunities are often the greatest when investors become overly focused on macroeconomic issues. From our experience, sweeping generalizations tend to be less useful in the investment process and can often distract portfolio managers from focusing on company fundamentals that can point to successful investments over time. We continue to examine the Fund's holdings and potential investments from a fundamental, bottom-up process. We are optimistic about the current fundamentals of the Fund's holdings. While we are cognizant of headline macroeconomic concerns and not complacent about them, we do not share them. Given the broader concerns over growth, we will remain particularly focused on our companies' ability to meet our expectations, and we are optimistic that they will do so.

Performance Highlights    Wells Fargo Advantage Small and Mid Cap Stock Funds 19

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 5 (%) (AS OF OCTOBER 31, 2007)

--------------------------------------------------------------------------------------------------------------------------------
                                        Including  Sales Charge                  Excluding Sales Charge           Expense Ratio
SMALL CAP GROWTH FUND            6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross 6   Net 7
--------------------------------------------------------------------------------------------------------------------------------
Class A (MNSCX)                     8.94      20.29    19.67     5.53      15.66      27.63    21.10     6.16     1.61%    1.40%
--------------------------------------------------------------------------------------------------------------------------------
Class B (WMNBX)                    10.09      21.62    19.97     5.35      15.09      26.62    20.16     5.35     2.36%    2.15%
--------------------------------------------------------------------------------------------------------------------------------
Class C (WMNCX)                    14.06      25.68    20.19     5.37      15.06      26.68    20.19     5.37     2.36%    2.15%
--------------------------------------------------------------------------------------------------------------------------------
Class Z (WFSZX)                                                            15.35      27.32    20.86     5.97     1.78%    1.57%
--------------------------------------------------------------------------------------------------------------------------------
Administrator Class (WMNIX)                                                15.67      27.90    21.28     6.24     1.43%    1.20%
--------------------------------------------------------------------------------------------------------------------------------
Institutional Class (WFSIX)                                                15.77      28.22    21.46     6.32     1.16%    0.90%
--------------------------------------------------------------------------------------------------------------------------------
BENCHMARK
   Russell 2000 Growth Index 1                                              8.67      16.74    18.58     4.76
--------------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. CLASS Z, ADMINISTRATOR CLASS AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
5 Performance shown prior to the inception of the Class B and and Class C shares reflects the performance of the Class A shares, adjusted to reflect Class B and Class C sales charges and expenses, as applicable. Prior to April 11, 2005, the Administrator Class was named the Institutional Class. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the A class shares and includes expenses that are not applicable to and are higher than those of the Administrator Class shares, but does not include Class A sales charges, If it did include Class A sales charges, returns would be lower. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to June 9 2003 for the Institutional Class shares reflects the performance of the Class A shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares, but does not include Class A sales charges. If it did include Class A sales charges, returns would be lower. Performance show prior to April 11, 2005 for the Class Z shares reflects the performance of the Class A shares, adjusted to reflect Class Z expenses.

6 Reflects the gross expense ratio as stated in the March 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

7 The investment adviser has contractually committed through February 28, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without these reductions, the Fund's returns would have been lower.

20 Wells Fargo Advantage Small and Mid Cap Stock Funds    Performance Highlights


WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

The Fund is closed to new investors.

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Jenny B. Jones

FUND INCEPTION

August 1, 1993

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF OCTOBER 31, 2007

--------------------------------------------------------------------------------
SMALL CAP OPPORTUNITIES FUND                                             1 YEAR
--------------------------------------------------------------------------------
Administrator Class                                                       20.94%
--------------------------------------------------------------------------------
BENCHMARK
   Russell 2000 Index 1                                                    9.27%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR ADMINISTRATOR CLASS SHARES ARE 1.20% AND 1.34%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH FEBRUARY 28, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTMENT 2
(AS OF OCTOBER 31, 2007)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                    WELLS FARGO ADVANTAGE SMALL
                      CAP OPPORTUNITIES FUND-
   Date                 Administrator Class            Russell 2000(R) Index

10/31/1997                    $ 10,000                        $ 10,000
11/30/1997                    $  9,926                        $  9,935
12/31/1997                    $ 10,007                        $ 10,109
 1/31/1998                    $  9,801                        $  9,950
 2/28/1998                    $ 10,463                        $ 10,685
 3/31/1998                    $ 11,111                        $ 11,126
 4/30/1998                    $ 11,124                        $ 11,188
 5/31/1998                    $ 10,557                        $ 10,585
 6/30/1998                    $ 10,570                        $ 10,607
 7/31/1998                    $  9,841                        $  9,749
 8/31/1998                    $  7,910                        $  7,856
 9/30/1998                    $  8,111                        $  8,470
10/31/1998                    $  8,410                        $  8,816
11/30/1998                    $  8,916                        $  9,278
12/31/1998                    $  9,070                        $  9,852
 1/31/1999                    $  8,891                        $  9,983
 2/28/1999                    $  8,318                        $  9,174
 3/31/1999                    $  8,322                        $  9,318
 4/30/1999                    $  8,877                        $ 10,152
 5/31/1999                    $  9,182                        $ 10,301
 6/30/1999                    $  9,786                        $ 10,767
 7/31/1999                    $  9,643                        $ 10,471
 8/31/1999                    $  9,146                        $ 10,084
 9/30/1999                    $  9,177                        $ 10,086
10/31/1999                    $  9,204                        $ 10,127
11/30/1999                    $  9,719                        $ 10,731
12/31/1999                    $ 10,323                        $ 11,946
 1/31/2000                    $ 10,238                        $ 11,754
 2/29/2000                    $ 11,022                        $ 13,695
 3/31/2000                    $ 12,226                        $ 12,792
 4/30/2000                    $ 12,230                        $ 12,023
 5/31/2000                    $ 11,738                        $ 11,322
 6/30/2000                    $ 12,472                        $ 12,309
 7/31/2000                    $ 12,347                        $ 11,913
 8/31/2000                    $ 13,618                        $ 12,822
 9/30/2000                    $ 13,417                        $ 12,445
10/31/2000                    $ 12,951                        $ 11,889
11/30/2000                    $ 12,203                        $ 10,669
12/31/2000                    $ 13,514                        $ 11,585
 1/31/2001                    $ 13,763                        $ 12,188
 2/28/2001                    $ 13,294                        $ 11,389
 3/31/2001                    $ 12,829                        $ 10,832
 4/30/2001                    $ 13,763                        $ 11,679
 5/31/2001                    $ 14,311                        $ 11,966
 6/30/2001                    $ 14,624                        $ 12,379
 7/31/2001                    $ 14,482                        $ 11,709
 8/31/2001                    $ 14,169                        $ 11,331
 9/30/2001                    $ 12,952                        $  9,806
10/31/2001                    $ 13,421                        $ 10,379
11/30/2001                    $ 14,306                        $ 11,183
12/31/2001                    $ 15,263                        $ 11,873
 1/31/2002                    $ 15,052                        $ 11,750
 2/28/2002                    $ 14,758                        $ 11,428
 3/31/2002                    $ 15,649                        $ 12,346
 4/30/2002                    $ 15,551                        $ 12,459
 5/31/2002                    $ 15,227                        $ 11,906
 6/30/2002                    $ 14,146                        $ 11,315
 7/31/2002                    $ 12,515                        $  9,606
 8/31/2002                    $ 12,618                        $  9,582
 9/30/2002                    $ 11,681                        $  8,893
10/31/2002                    $ 12,175                        $  9,179
11/30/2002                    $ 12,978                        $  9,998
12/31/2002                    $ 12,372                        $  9,441
 1/31/2003                    $ 12,160                        $  9,180
 2/28/2003                    $ 11,697                        $  8,902
 3/31/2003                    $ 11,801                        $  9,017
 4/30/2003                    $ 12,356                        $  9,872
 5/31/2003                    $ 13,504                        $ 10,931
 6/30/2003                    $ 13,874                        $ 11,129
 7/31/2003                    $ 14,637                        $ 11,826
 8/31/2003                    $ 15,393                        $ 12,368
 9/30/2003                    $ 15,007                        $ 12,140
10/31/2003                    $ 16,046                        $ 13,159
11/30/2003                    $ 16,563                        $ 13,626
12/31/2003                    $ 16,937                        $ 13,902
 1/31/2004                    $ 17,802                        $ 14,506
 2/29/2004                    $ 18,139                        $ 14,636
 3/31/2004                    $ 18,285                        $ 14,773
 4/30/2004                    $ 18,077                        $ 14,020
 5/31/2004                    $ 18,190                        $ 14,243
 6/30/2004                    $ 18,650                        $ 14,843
 7/31/2004                    $ 17,723                        $ 13,843
 8/31/2004                    $ 17,965                        $ 13,772
 9/30/2004                    $ 18,796                        $ 14,419
10/31/2004                    $ 19,470                        $ 14,702
11/30/2004                    $ 20,796                        $ 15,978
12/31/2004                    $ 21,312                        $ 16,451
 1/31/2005                    $ 20,705                        $ 15,764
 2/28/2005                    $ 21,012                        $ 16,031
 3/31/2005                    $ 20,551                        $ 15,572
 4/30/2005                    $ 19,695                        $ 14,681
 5/31/2005                    $ 20,603                        $ 15,641
 6/30/2005                    $ 21,331                        $ 16,245
 7/31/2005                    $ 22,226                        $ 17,274
 8/31/2005                    $ 22,060                        $ 16,954
 9/30/2005                    $ 22,322                        $ 17,007
10/31/2005                    $ 21,702                        $ 16,479
11/30/2005                    $ 22,775                        $ 17,279
12/31/2005                    $ 22,668                        $ 17,200
 1/31/2006                    $ 24,662                        $ 18,742
 2/28/2006                    $ 24,655                        $ 18,690
 3/31/2006                    $ 25,780                        $ 19,597
 4/30/2006                    $ 26,077                        $ 19,594
 5/31/2006                    $ 25,021                        $ 18,494
 6/30/2006                    $ 24,980                        $ 18,613
 7/31/2006                    $ 24,504                        $ 18,007
 8/31/2006                    $ 25,359                        $ 18,540
 9/30/2006                    $ 25,380                        $ 18,694
10/31/2006                    $ 26,608                        $ 19,771
11/30/2006                    $ 27,554                        $ 20,291
12/31/2006                    $ 27,607                        $ 20,359
 1/31/2007                    $ 28,093                        $ 20,700
 2/28/2007                    $ 28,402                        $ 20,535
 3/31/2007                    $ 28,896                        $ 20,755
 4/30/2007                    $ 29,659                        $ 21,128
 5/31/2007                    $ 30,689                        $ 21,993
 6/30/2007                    $ 30,737                        $ 21,672
 7/31/2007                    $ 29,391                        $ 20,189
 8/31/2007                    $ 29,943                        $ 20,647
 9/30/2007                    $ 31,094                        $ 21,001
10/31/2007                    $ 32,181                        $ 21,604

--------------------------------------------------------------------------------
1 The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an Index.

2 The chart compares the performance of the WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND Administrator Class shares for the most recent ten years with the Russell 2000 Index. The chart assumes a hypothetical investment of $10,000 in Administrator Class shares and reflects all operating expenses.

Performance Highlights    Wells Fargo Advantage Small and Mid Cap Stock Funds 21

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o     The Fund's solid performance outpaced its benchmark.

o Dresser Rand Group, an oil equipment and services company, added the most value to Fund performance.

o Stock selection in the producer durables sector was the only detractor from Fund performance.

THE FUND'S OUTPERFORMANCE WAS DUE PRIMARILY TO STRONG STOCK SELECTION, PARTICULARLY WITHIN THE FINANCIAL SERVICES AND MATERIALS AND PROCESSING SECTORS.

At the stock level, Dresser Rand Group, an oil equipment and services company, added the most value to the Fund's performance. Although the company was impacted by a union strike in the Painted Post facility and a weak recovery in the aftermarket bookings and shippings markets, Dresser Rand Group consistently beat Wall Street's earnings estimates. Rising margins and high demand for rotating equipment, aftermarket parts, and services has been driving up the stock price over the 12-month period.

Our holding in Shaw Group, a metal fabricating company, also added significant value to the Fund after the company secured several key contracts. In addition, the Fund's underweight position and strong stock selection in Real Estate Investment Trusts (REITs) and banks outside New York City contributed to performance.

Stock selection in the producer durables sector was the only notable detractor from Fund performance. At the stock level, the Fund's holding in Central Garden & Pet had the most negative impact on the portfolio as the company was hit by wave of events. Third-quarter profits fell nearly 50% due to higher grain prices and poor weather conditions while weak operating performance figures in fiscal year 2007 caused Standard & Poor to downgrade the company's ratings.

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 3,4
(AS OF OCTOBER 31, 2007)
--------------------------------------------------------------------------------
Dresser Rand Group Incorporated                                            2.57%
--------------------------------------------------------------------------------
Scientific Games Corporation Class A                                       1.97%
--------------------------------------------------------------------------------
Reinsurance Group of America Incorporated                                  1.72%
--------------------------------------------------------------------------------
Informatica Corporation                                                    1.71%
--------------------------------------------------------------------------------
Perrigo Company                                                            1.67%
--------------------------------------------------------------------------------
St. Mary Land & Exploration Company                                        1.60%
--------------------------------------------------------------------------------
Bank of Hawaii Corporation                                                 1.55%
--------------------------------------------------------------------------------
DJ Orthopedics Incorporated                                                1.53%
--------------------------------------------------------------------------------
Conseco Incorporated                                                       1.52%
--------------------------------------------------------------------------------
Emulex Corporation                                                         1.50%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

4 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

22 Wells Fargo Advantage Small and Mid Cap Stock Funds    Performance Highlights

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 3
(AS OF OCTOBER 31, 2007)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                      (8%)
Consumer Staples                                                            (1%)
Energy                                                                     (11%)
Financials                                                                 (13%)
Health Care                                                                (17%)
Industrials                                                                (16%)
Information Technology                                                     (22%)
Materials                                                                   (6%)
Utilities                                                                   (3%)
Telecommunication Services                                                  (3%)

WE MADE SEVERAL CHANGES, WHICH IS TYPICAL OF OUR BOTTOM-UP, OPPORTUNISTIC APPROACH TO STOCK SELECTION.

Stock selection typically drives the Fund's over- or underweighted position in any sector and tends to be the most important contributing factor to performance. We invest in three distinct company types: mispriced growth; "steady eddies," or companies that we believe have stable and dependable earnings and revenue characteristics; and turnarounds, which include companies that are out of favor in the market but that we believe have the potential for improvement.

A mispriced growth stock that we bought during the period was Cabot, a specialty chemical company. The company had a very strong market position in the supply of carbon black, and we felt that the valuation was attractive and did not reflect the company's potential to increase prices in the near term.

An example of a turnaround stock that was purchased for the Fund was QLogic, a supplier of electronic storage components. The share price fell due to comparisons of the company's growth rate between this year and last year, and we felt that the valuation at the time of purchase did not reflect longer-term growth potential.

We sold a number of stocks as they reached our target price for them, including Orient Express Hotels, P.F. Chang's China Bistro, and Southern Union Company.

THE NEWS ON THE HOUSING MARKET HAS BECOME PROGRESSIVELY WORSE. WE BELIEVE THAT THE INCREASE IN HOUSING INVENTORY, TIGHTER LENDING STANDARDS THAT MORTGAGE PROVIDERS ARE ENFORCING, AND THE HIGH LEVEL OF MORTGAGES DUE TO RESET AT HIGHER RATES OVER THE NEXT 12 MONTHS WILL RESULT IN FURTHER WEAKNESS IN HOUSING PRICES.

In addition, the team believes that earnings estimates across the majority of sectors are still too high for the second half of 2007. Stocks are likely to come under pressure as earnings estimates are revised downward, and they are also more likely to disappoint if analysts' estimates remain too high.

Performance Highlights    Wells Fargo Advantage Small and Mid Cap Stock Funds 23

--------------------------------------------------------------------------------

We will continue to focus on the selection of stocks from a bottom-up, fundamental research standpoint. Consequently, periods of volatility can create opportunities where entire industries are hit by more macro concerns. For example, during the correction witnessed during July and August of this year, we were able to add to some of our existing bank holdings as the sector as a whole fell on the back of concerns over their exposure to the subprime mortgage market. We now have a neutral weight in this industry, having been underweight for some time. Our focus remains on banks located in parts of the United States that have witnessed lower real estate price appreciation and whose exposure is linked more to commercial, as opposed to residential, lending. In addition, we believe that some of the stronger banks could start to gain market share in the savings market as investors seek the security of cash savings products where they understand the underlying investments.

24 Wells Fargo Advantage Small and Mid Cap Stock Funds    Performance Highlights

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 5 (%) (AS OF OCTOBER 31, 2007)

-------------------------------------------------------------------------------------------------------
                                                                                         Expense Ratio
SMALL CAP OPPORTUNITIES FUND                   6 Months*   1 Year   5 Year   10 Year   Gross 6    Net 7
-------------------------------------------------------------------------------------------------------
Administrator Class (NVSOX)                       8.50      20.94    21.46    12.40      1.34%    1.20%
-------------------------------------------------------------------------------------------------------
BENCHMARK
-------------------------------------------------------------------------------------------------------
   Russell 2000 Index 4                            2.25      9.27    18.67     8.01
-------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
5 Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

6 Reflects the gross expense ratio as stated in the March 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

7 The investment adviser has contractually committed through February 28, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without these reductions, the Fund's returns would have been lower.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

26 Wells Fargo Advantage Small and Mid Cap Stock Funds    Performance Highlights


WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

The Fund is closed to new investors.

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

I. Charles Rinaldi

FUND INCEPTION

December 31, 1997

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF OCTOBER 31, 2007
(EXCLUDING SALES CHARGES)

--------------------------------------------------------------------------------
SMALL CAP VALUE FUND                                                      1 YEAR
--------------------------------------------------------------------------------
Class A                                                                   21.87%
--------------------------------------------------------------------------------
BENCHMARK
   Russell 2000 Value Index 1                                              2.05%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. THE GROSS EXPENSE RATIO FOR CLASS A SHARES IS 1.44%.

--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTMENT 2
(AS OF OCTOBER 31, 2007)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             WELLS FARGO ADVANTAGE SMALL CAP   WELLS FARGO ADVANTAGE SMALL CAP
  Date           VALUE FUND - Class A            VALUE FUND - Class Z            Russell 2000(R) Value Index
12/31/1997               $  9,425                          $ 10,000                        $ 10,000
 1/31/1998               $  9,903                          $ 10,510                        $  9,839
 2/28/1998               $ 10,692                          $ 11,350                        $ 10,434
 3/31/1998               $ 11,707                          $ 12,430                        $ 10,857
 4/30/1998               $ 12,241                          $ 13,000                        $ 10,911
 5/31/1998               $ 11,616                          $ 12,340                        $ 10,524
 6/30/1998               $ 11,039                          $ 11,730                        $ 10,465
 7/31/1998               $  9,841                          $ 10,460                        $  9,645
 8/31/1998               $  7,731                          $  8,220                        $  8,135
 9/30/1998               $  8,322                          $  8,850                        $  8,594
10/31/1998               $  8,865                          $  9,430                        $  8,849
11/30/1998               $  9,408                          $ 10,010                        $  9,089
12/31/1998               $  9,970                          $ 10,610                        $  9,374
 1/31/1999               $ 10,174                          $ 10,830                        $  9,161
 2/28/1999               $  9,298                          $  9,900                        $  8,536
 3/31/1999               $  9,127                          $  9,720                        $  8,465
 4/30/1999               $ 10,486                          $ 11,170                        $  9,238
 5/31/1999               $ 10,830                          $ 11,540                        $  9,522
 6/30/1999               $ 11,475                          $ 12,230                        $  9,867
 7/31/1999               $ 11,697                          $ 12,470                        $  9,633
 8/31/1999               $ 11,516                          $ 12,280                        $  9,280
 9/30/1999               $ 11,682                          $ 12,460                        $  9,095
10/31/1999               $ 11,023                          $ 11,760                        $  8,913
11/30/1999               $ 11,704                          $ 12,490                        $  8,959
12/31/1999               $ 12,732                          $ 13,590                        $  9,234
 1/31/2000               $ 13,675                          $ 14,600                        $  8,993
 2/29/2000               $ 15,020                          $ 16,040                        $  9,543
 3/31/2000               $ 15,513                          $ 16,570                        $  9,587
 4/30/2000               $ 14,947                          $ 15,970                        $  9,644
 5/31/2000               $ 14,775                          $ 15,790                        $  9,497
 6/30/2000               $ 14,837                          $ 15,860                        $  9,774
 7/31/2000               $ 14,244                          $ 15,230                        $ 10,100
 8/31/2000               $ 15,717                          $ 16,810                        $ 10,552
 9/30/2000               $ 15,162                          $ 16,220                        $ 10,492
10/31/2000               $ 14,971                          $ 16,020                        $ 10,455
11/30/2000               $ 14,351                          $ 15,360                        $ 10,242
12/31/2000               $ 16,042                          $ 17,170                        $ 11,342
 1/31/2001               $ 17,172                          $ 18,390                        $ 11,655
 2/28/2001               $ 17,284                          $ 18,520                        $ 11,639
 3/31/2001               $ 17,527                          $ 18,770                        $ 11,452
 4/30/2001               $ 18,826                          $ 20,180                        $ 11,983
 5/31/2001               $ 19,966                          $ 21,400                        $ 12,291
 6/30/2001               $ 19,713                          $ 21,140                        $ 12,785
 7/31/2001               $ 18,873                          $ 20,240                        $ 12,498
 8/31/2001               $ 18,443                          $ 19,780                        $ 12,455
 9/30/2001               $ 16,219                          $ 17,400                        $ 11,080
10/31/2001               $ 17,069                          $ 18,310                        $ 11,370
11/30/2001               $ 17,593                          $ 18,880                        $ 12,187
12/31/2001               $ 18,881                          $ 20,259                        $ 12,933
 1/31/2002               $ 18,619                          $ 19,989                        $ 13,104
 2/28/2002               $ 18,909                          $ 20,289                        $ 13,184
 3/31/2002               $ 20,950                          $ 22,484                        $ 14,172
 4/30/2002               $ 21,474                          $ 23,045                        $ 14,670
 5/31/2002               $ 21,287                          $ 22,844                        $ 14,185
 6/30/2002               $ 20,342                          $ 21,842                        $ 13,871
 7/31/2002               $ 17,440                          $ 18,726                        $ 11,810
 8/31/2002               $ 17,917                          $ 19,237                        $ 11,758
 9/30/2002               $ 16,803                          $ 18,035                        $ 10,918
10/31/2002               $ 16,812                          $ 18,045                        $ 11,082
11/30/2002               $ 17,786                          $ 19,097                        $ 11,966
12/31/2002               $ 17,711                          $ 19,017                        $ 11,455
 1/31/2003               $ 17,271                          $ 18,546                        $ 11,133
 2/28/2003               $ 16,812                          $ 18,065                        $ 10,758
 3/31/2003               $ 16,522                          $ 17,744                        $ 10,873
 4/30/2003               $ 17,861                          $ 19,187                        $ 11,906
 5/31/2003               $ 20,005                          $ 21,492                        $ 13,122
 6/30/2003               $ 20,229                          $ 21,742                        $ 13,344
 7/31/2003               $ 21,240                          $ 22,834                        $ 14,010
 8/31/2003               $ 22,073                          $ 23,726                        $ 14,542
 9/30/2003               $ 21,802                          $ 23,445                        $ 14,375
10/31/2003               $ 23,506                          $ 25,279                        $ 15,547
11/30/2003               $ 24,694                          $ 26,561                        $ 16,144
12/31/2003               $ 26,298                          $ 28,278                        $ 16,728
 1/31/2004               $ 26,644                          $ 28,658                        $ 17,306
 2/29/2004               $ 27,556                          $ 29,644                        $ 17,641
 3/31/2004               $ 27,858                          $ 29,968                        $ 17,885
 4/30/2004               $ 26,064                          $ 28,047                        $ 16,960
 5/31/2004               $ 26,481                          $ 28,504                        $ 17,165
 6/30/2004               $ 27,848                          $ 29,978                        $ 18,037
 7/31/2004               $ 26,946                          $ 29,002                        $ 17,208
 8/31/2004               $ 26,413                          $ 28,432                        $ 17,376
 9/30/2004               $ 28,246                          $ 30,404                        $ 18,064
10/31/2004               $ 28,052                          $ 30,207                        $ 18,344
11/30/2004               $ 31,127                          $ 33,518                        $ 19,972
12/31/2004               $ 31,529                          $ 33,959                        $ 20,449
 1/31/2005               $ 30,741                          $ 33,116                        $ 19,658
 2/28/2005               $ 32,663                          $ 35,206                        $ 20,048
 3/31/2005               $ 31,436                          $ 33,882                        $ 19,635
 4/30/2005               $ 29,345                          $ 31,635                        $ 18,623
 5/31/2005               $ 30,247                          $ 32,611                        $ 19,758
 6/30/2005               $ 31,676                          $ 34,162                        $ 20,632
 7/31/2005               $ 33,775                          $ 36,418                        $ 21,806
 8/31/2005               $ 34,852                          $ 37,581                        $ 21,305
 9/30/2005               $ 36,182                          $ 39,027                        $ 21,270
10/31/2005               $ 34,258                          $ 36,959                        $ 20,736
11/30/2005               $ 35,775                          $ 38,592                        $ 21,577
12/31/2005               $ 36,202                          $ 39,061                        $ 21,412
 1/31/2006               $ 39,305                          $ 42,414                        $ 23,182
 2/28/2006               $ 37,790                          $ 40,770                        $ 23,181
 3/31/2006               $ 39,353                          $ 42,466                        $ 24,303
 4/30/2006               $ 39,972                          $ 43,139                        $ 24,368
 5/31/2006               $ 38,832                          $ 41,910                        $ 23,359
 6/30/2006               $ 38,869                          $ 41,935                        $ 23,646
 7/31/2006               $ 38,420                          $ 41,469                        $ 23,318
 8/31/2006               $ 39,147                          $ 42,259                        $ 24,015
 9/30/2006               $ 38,287                          $ 41,314                        $ 24,250
10/31/2006               $ 39,547                          $ 42,699                        $ 25,484
11/30/2006               $ 41,244                          $ 44,525                        $ 26,211
12/31/2006               $ 40,878                          $ 44,134                        $ 26,439
 1/31/2007               $ 41,689                          $ 45,013                        $ 26,835
 2/28/2007               $ 41,875                          $ 45,211                        $ 26,505
 3/31/2007               $ 42,260                          $ 45,637                        $ 26,825
 4/30/2007               $ 44,067                          $ 47,593                        $ 27,104
 5/31/2007               $ 46,657                          $ 50,386                        $ 28,097
 6/30/2007               $ 46,577                          $ 50,315                        $ 27,443
 7/31/2007               $ 45,023                          $ 48,628                        $ 25,107
 8/31/2007               $ 44,704                          $ 48,274                        $ 25,610
 9/30/2007               $ 47,056                          $ 50,825                        $ 25,725
10/31/2007               $ 48,198                          $ 52,073                        $ 26,006

--------------------------------------------------------------------------------
1 The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

2 The chart compares the performance of the WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND Class A and Class Z shares for the life of the Fund with the Russell 2000 Value Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and Class Z shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

Performance Highlights    Wells Fargo Advantage Small and Mid Cap Stock Funds 27

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o     The Fund's solid performance significantly outpaced its benchmark.

o The Fund benefited from its overweighting in the energy sector, its underweighting in the financial sector, and stock selection in the industrial sector.

o Our stock selections continue to be derived from an investment process that focuses on each individual company.

THE FUND FOUND ITS BEST PERFORMANCE IN THE ENERGY SECTOR, PRIMARILY FROM SERVICE COMPANIES.

The Fund benefited from its investments in the energy sector, which represented its largest sector weighting. Not only was energy the best performing sector in the Fund's benchmark index over the period, the Fund's holdings in the sector outperformed those in the index by a significant margin. The Fund's investments in the sector were mostly in energy services companies and exploration and production companies that focused on natural gas.

Financial services, more specifically the Fund's underweighting in the sector, also contributed to positive performance for the Fund. We have been cautious about housing and its potential impact on the financial services sector for quite some time. The meltdown in the subprime mortgage group severely impacted the overall market performance of the entire sector. Fortunately, the Fund did not have any exposure to the companies tied to the subprime mortgage market, and we were able to avoid the worst performing pockets within the financial sector. The Fund's limited exposure in the sector was mostly isolated to insurance and specialty finance companies that generally outperformed the overall sector during the period. As a result, the Fund's performance held up despite weakness from the sector.

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 3
(AS OF OCTOBER 31, 2007)
--------------------------------------------------------------------------------
Consumer Discretionary                                                      (9%)
Consumer Staples                                                            (3%)
Energy                                                                     (27%)
Financials                                                                  (7%)
Health Care                                                                 (6%)
Industrials                                                                (14%)
Information Technology                                                     (13%)
Materials                                                                  (20%)
Telecommunication Services                                                  (1%)

--------------------------------------------------------------------------------
3 Sector distribution and equity holdings are subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution and equity holdings.

28  Wells Fargo Advantage Small and Mid Cap Stock Funds   Performance Highlights

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 3,4
(AS OF OCTOBER 31, 2007)
--------------------------------------------------------------------------------
Randgold Resources Limited ADR                                             4.06%
--------------------------------------------------------------------------------
Range Resources Corporation                                                4.01%
--------------------------------------------------------------------------------
Goldcorp Incorporated                                                      3.97%
--------------------------------------------------------------------------------
Global Industries Limited                                                  3.83%
--------------------------------------------------------------------------------
Chicago Bridge & Iron Company NV New York Shares                           3.80%
--------------------------------------------------------------------------------
Apex Silver Mines Limited                                                  2.62%
--------------------------------------------------------------------------------
Intermec Incorporated                                                      2.45%
--------------------------------------------------------------------------------
Champion Enterprises Incorporated                                          2.24%
--------------------------------------------------------------------------------
Del Monte Foods Company                                                    2.20%
--------------------------------------------------------------------------------
Annaly Mortgage Management Incorporated                                    2.00%
--------------------------------------------------------------------------------

The Fund also benefited from strong stock selection in the industrial sector. While the Fund had roughly an equal weighting in the sector relative to the benchmark, its investments significantly outperformed the index. Strong stocks across a wide group of industries also contributed to the Fund's outperformance. Just as importantly, there weren't any major areas of weakness for the Fund during the period. While the Fund did hold a few health care names that underperformed, most sectors experienced positive performance relative to the benchmark during the period.

INDIVIDUAL COMPANY FUNDAMENTALS CONTINUE TO BE THE MOST IMPORTANT FACTOR IN OUR STOCK SELECTION PROCESS.

There were no significant changes to the Fund's holdings during the period. We feel that it is important to point out that our stock decisions are derived purely from our investment process. Individual company fundamentals will continue to be the most important metric in our stock selection. Accordingly, we added to certain Fund positions during the period with cash that was available from taking profits from other successful investments.

WHILE WE REMAIN CAUTIOUS ABOUT THE BROAD STOCK MARKET, OUR OUTLOOK ON THE ENERGY SECTOR CONTINUES TO BE POSITIVE.

We believe that energy prices are headed higher over the long term. One reason is that exploration and development projects are capital intensive and have long lead times. More importantly, demand has stayed strong despite high oil prices, driven primarily by the increase in demand from emerging countries, such as China and India. Oil consumption in these countries has been skyrocketing.

However, we remain cautious about the broad stock market. We think that the market is perhaps more vulnerable than at any other point in the last several years because of the problems related to housing and subprime mortgages. We believe that the write-offs in this area are likely to continue. The macroeconomic picture aside, we believe that our broad approach may enable us to continue to identify attractive opportunities in the small cap sector. We continue to favor companies that are selling at reasonable valuations while exhibiting above market growth profiles. We think that there will be opportunities for these stocks to outperform in a potentially more difficult market environment.

--------------------------------------------------------------------------------
4 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

Performance Highlights    Wells Fargo Advantage Small and Mid Cap Stock Funds 29

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 5 (%) (AS OF OCTOBER 31, 2007)

------------------------------------------------------------------------------------------------------------------------------
                                     Including Sales Charge                   Excluding Sales Charge            Expense Ratio
SMALL CAP VALUE FUND         6 Months*  1 Year  5 Year  Life of Fund  6 Months*  1 Year  5 Year  Life of Fund  Gross 6  Net 7
------------------------------------------------------------------------------------------------------------------------------
Class A (SMVAX)                3.10      14.87   21.99      17.34       9.38      21.87   23.45      18.05      1.44%   1.44%
------------------------------------------------------------------------------------------------------------------------------
Class B (SMVBX)                3.95      15.94   22.33      17.46       8.95      20.94   22.51      17.46      2.19%   2.19%
------------------------------------------------------------------------------------------------------------------------------
Class C (SMVCX)                7.95      19.96   22.53      17.32       8.95      20.96   22.53      17.32      2.19%   2.19%
------------------------------------------------------------------------------------------------------------------------------
Class Z (SSMVX)                                                         9.41      21.95   23.61      18.27      1.61%   1.36%
------------------------------------------------------------------------------------------------------------------------------
Institutional Class (WFSVX)                                             9.53      22.09   23.64      18.28      1.00%   0.95%
------------------------------------------------------------------------------------------------------------------------------
BENCHMARK
   Russell 2000 Value Index 1                                          (4.05)      2.05   18.60      10.19
------------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. CLASS Z AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
5 Performance shown prior to April 11, 2005 for the Class A, Class B, Class C and Class Z shares reflects the performance of the Class A, Class B, Class C and Class Z shares, respectively, of the Strong Advisor Small Cap Value Fund, the predecessor fund. Performance shown prior to the inception of the Class A, Class B and Class C shares reflects the performance of the Class Z shares of the predecessor fund, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable. Performance shown for the Institutional Class shares reflects the performance of the Class Z shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. The Class Z shares annual returns are substantially similar to what the Institutional Class shares returns would be because the Class Z shares and Institutional Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.

6 For the Classes A, B, C, and Z the gross expense ratio as stated in the March 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights. For the Institutional class the gross expense ratio is as stated in the August 1, 2007 prospectus and is based on estimates for the current fiscal year, as the Fund does not have a complete previous fiscal year. The gross expense ratio reported in the Financial Highlights is based on actual expenses for the Fund.

7 The investment adviser has contractually committed through February 28, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without these reductions, the Fund's returns would have been lower.

30 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                                       Fund Expenses (Unaudited)


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from May 1, 2007 to October 31, 2007.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------------------------------------------------------
                                                                  Beginning        Ending        Expenses
                                                                Account Value   Account Value   Paid During    Net Annual
WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND                      05-01-2007     10-31-2007      Period 1     Expense Ratio
----------------------------------------------------------------------------------------------------------------------------
CLASS A

   Actual                                                        $ 1,000.00       $   928.80      $  6.61        1.36%
   Hypothetical (5% return before expenses)                      $ 1,000.00       $ 1,018.35      $  6.92        1.36%
----------------------------------------------------------------------------------------------------------------------------
CLASS B

   Actual                                                        $ 1,000.00       $   926.10      $ 10.24        2.11%
   Hypothetical (5% return before expenses)                      $ 1,000.00       $ 1,014.57      $ 10.71        2.11%
----------------------------------------------------------------------------------------------------------------------------
CLASS C

   Actual                                                        $ 1,000.00       $   925.30      $ 10.24        2.11%
   Hypothetical (5% return before expenses)                      $ 1,000.00       $ 1,014.57      $ 10.71        2.11%
----------------------------------------------------------------------------------------------------------------------------
CLASS D

   Actual                                                        $ 1,000.00       $   929.50      $  6.08        1.25%
   Hypothetical (5% return before expenses)                      $ 1,000.00       $ 1,018.90      $  6.36        1.25%
----------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS

   Actual                                                        $ 1,000.00       $   930.20      $  5.59        1.15%
   Hypothetical (5% return before expenses)                      $ 1,000.00       $ 1,019.41      $  5.85        1.15%
----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS

   Actual                                                        $ 1,000.00       $   931.60      $  4.38        0.90%
   Hypothetical (5% return before expenses)                      $ 1,000.00       $ 1,020.67      $  4.58        0.90%
----------------------------------------------------------------------------------------------------------------------------

Fund Expenses (Unaudited)

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 31


----------------------------------------------------------------------------------------------------------------------------
                                                                  Beginning        Ending        Expenses
                                                                Account Value   Account Value   Paid During    Net Annual
WELLS FARGO ADVANTAGE COMMON STOCK FUND                           05-01-2007     10-31-2007      Period 1     Expense Ratio
----------------------------------------------------------------------------------------------------------------------------
CLASS A

   Actual                                                        $ 1,000.00       $ 1,062.40      $  6.81        1.31%
   Hypothetical (5% return before expenses)                      $ 1,000.00       $ 1,018.60      $  6.67        1.31%
----------------------------------------------------------------------------------------------------------------------------
CLASS B

   Actual                                                        $ 1,000.00       $ 1,058.70      $ 10.69        2.06%
   Hypothetical (5% return before expenses)                      $ 1,000.00       $ 1,014.82      $ 10.46        2.06%
----------------------------------------------------------------------------------------------------------------------------
CLASS C

   Actual                                                        $ 1,000.00       $ 1,058.20      $ 10.69        2.06%
   Hypothetical (5% return before expenses)                      $ 1,000.00       $ 1,014.82      $ 10.46        2.06%
----------------------------------------------------------------------------------------------------------------------------
CLASS Z

   Actual                                                        $ 1,000.00       $ 1,062.60       $ 6.71        1.29%
   Hypothetical (5% return before expenses)                      $ 1,000.00       $ 1,018.70       $ 6.56        1.29%
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE MID CAP GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------
CLASS A

   Actual                                                        $ 1,000.00       $ 1,150.50       $ 7.59        1.40%
   Hypothetical (5% return before expenses)                      $ 1,000.00       $ 1,018.15       $ 7.12        1.40%
----------------------------------------------------------------------------------------------------------------------------
CLASS B

   Actual                                                        $ 1,000.00       $ 1,145.60      $ 11.63        2.15%
   Hypothetical (5% return before expenses)                      $ 1,000.00       $ 1,014.37      $ 10.92        2.15%
----------------------------------------------------------------------------------------------------------------------------
CLASS C

   Actual                                                        $ 1,000.00       $ 1,147.60      $ 11.64        2.15%
   Hypothetical (5% return before expenses)                      $ 1,000.00       $ 1,014.37      $ 10.92        2.15%
----------------------------------------------------------------------------------------------------------------------------
CLASS Z

   Actual                                                        $ 1,000.00       $ 1,149.70      $  8.51        1.57%
   Hypothetical (5% return before expenses)                      $ 1,000.00       $ 1,017.29      $  7.98        1.57%
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------
CLASS A

   Actual                                                        $ 1,000.00       $ 1,156.60      $  7.61        1.40%
   Hypothetical (5% return before expenses)                      $ 1,000.00       $ 1,018.15      $  7.12        1.40%
----------------------------------------------------------------------------------------------------------------------------
CLASS B

   Actual                                                        $ 1,000.00       $ 1,150.90      $ 11.66        2.15%
   Hypothetical (5% return before expenses)                      $ 1,000.00       $ 1,014.37      $ 10.92        2.15%
----------------------------------------------------------------------------------------------------------------------------
CLASS C

   Actual                                                        $ 1,000.00       $ 1,150.60      $ 11.65        2.15%
   Hypothetical (5% return before expenses)                      $ 1,000.00       $ 1,014.37      $ 10.92        2.15%
----------------------------------------------------------------------------------------------------------------------------
CLASS Z

   Actual                                                        $ 1,000.00       $ 1,153.50       $ 8.52        1.57%
   Hypothetical (5% return before expenses)                      $ 1,000.00       $ 1,017.29       $ 7.98        1.57%
----------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS

   Actual                                                        $ 1,000.00       $ 1,156.70       $ 6.52        1.20%
   Hypothetical (5% return before expenses)                      $ 1,000.00       $ 1,019.16       $ 6.11        1.20%
----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS

   Actual                                                        $ 1,000.00       $ 1,157.70       $ 4.89        0.90%
   Hypothetical (5% return before expenses)                      $ 1,000.00       $ 1,020.67       $ 4.58        0.90%
----------------------------------------------------------------------------------------------------------------------------

32 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                                       Fund Expenses (Unaudited)


----------------------------------------------------------------------------------------------------------------------------
                                                                   Beginning        Ending        Expenses
                                                                 Account Value  Account Value   Paid During    Net Annual
WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND                05-01-2007      10-31-2007      Period 1    Expense Ratio
----------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS

   Actual                                                        $ 1,000.00       $ 1,085.00       $ 6.31        1.20%
   Hypothetical (5% return before expenses)                      $ 1,000.00       $ 1,019.16       $ 6.11        1.20%
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND
----------------------------------------------------------------------------------------------------------------------------
CLASS A

   Actual                                                        $ 1,000.00       $ 1,093.80       $ 7.60        1.44%
   Hypothetical (5% return before expenses)                      $ 1,000.00       $ 1,017.95       $ 7.32        1.44%
----------------------------------------------------------------------------------------------------------------------------
CLASS B

   Actual                                                        $ 1,000.00       $ 1,089.50       $11.53        2.19%
   Hypothetical (5% return before expenses)                      $ 1,000.00       $ 1,014.17       $11.12        2.19%
----------------------------------------------------------------------------------------------------------------------------
CLASS C

   Actual                                                        $ 1,000.00       $ 1,089.50       $11.53        2.19%
   Hypothetical (5% return before expenses)                      $ 1,000.00       $ 1,014.17       $11.12        2.19%
----------------------------------------------------------------------------------------------------------------------------
CLASS Z

   Actual                                                        $ 1,000.00       $ 1,094.10       $ 7.18        1.36%
   Hypothetical (5% return before expenses)                      $ 1,000.00       $ 1,018.35       $ 6.92        1.36%
----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS 2

   Actual                                                        $ 1,000.00       $ 1,095.30       $ 2.51        0.95%
   Hypothetical (5% return before expenses)                      $ 1,000.00       $ 1,010.21       $ 2.41        0.95%
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Expenses are equal to the Fund's annualized expenses ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

2 This class commenced operations on July 31, 2007. Actual expenses shown for this class are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 92/365 (to reflect the period from August 1, 2007 to October 31, 2007).

Portfolio of Investments--October 31, 2007

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 33


C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

       SHARES  SECURITY NAME                                                                                          VALUE
COMMON STOCKS: 99.24%

AMUSEMENT & RECREATION SERVICES: 2.02%
      409,125  INTERNATIONAL SPEEDWAY CORPORATION CLASS A                                                        $    18,177,424
                                                                                                                 ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 1.45%
      623,045  JONES APPAREL GROUP INCORPORATED                                                                       13,046,562
                                                                                                                 ---------------

BUSINESS SERVICES: 6.72%
      811,875  IMS HEALTH INCORPORATED                                                                                20,467,369
    1,148,580  MONEYGRAM INTERNATIONAL INCORPORATED<<                                                                 18,319,851
    1,126,577  PARAMETRIC TECHNOLOGY CORPORATION<<+                                                                   21,517,621
                                                                                                                      60,304,841
                                                                                                                 ---------------

CHEMICALS & ALLIED PRODUCTS: 7.63%
      896,245  ALPHARMA INCORPORATED CLASS A<<+                                                                       18,480,572
      601,635  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                        31,411,363
      742,655  VALSPAR CORPORATION                                                                                    18,588,655
                                                                                                                      68,480,590
                                                                                                                 ---------------

DEPOSITORY INSTITUTIONS: 1.75%
      232,855  CITY NATIONAL CORPORATION                                                                              15,740,998
                                                                                                                 ---------------

EATING & DRINKING PLACES: 1.19%
      267,765  CBRL GROUP INCORPORATED                                                                                10,683,824
                                                                                                                 ---------------

EDUCATIONAL SERVICES: 5.21%
    2,851,010  CORINTHIAN COLLEGES INCORPORATED<<+                                                                    46,728,054
                                                                                                                 ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 8.49%
      723,755  CYMER INCORPORATED<<+                                                                                  30,759,588
    2,124,100  FLEXTRONICS INTERNATIONAL LIMITED+                                                                     26,147,671
      676,535  MOLEX INCORPORATED                                                                                     19,321,840
                                                                                                                      76,229,099
                                                                                                                 ---------------

FOOD & KINDRED PRODUCTS: 2.50%
      755,270  PILGRIMS PRIDE CORPORATION<<                                                                           22,431,519
                                                                                                                 ---------------

FURNITURE & FIXTURES: 2.54%
    1,273,610  STEELCASE INCORPORATED<<                                                                               22,759,411
                                                                                                                 ---------------

GENERAL MERCHANDISE STORES: 3.38%
    1,196,435  FAMILY DOLLAR STORES INCORPORATED<<                                                                    30,329,627
                                                                                                                 ---------------

HEALTH SERVICES: 0.73%
      134,075  UNIVERSAL HEALTH SERVICES CLASS B                                                                       6,536,156
                                                                                                                 ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 14.37%
    1,217,796  BRIGGS & STRATTON CORPORATION<<                                                                        27,412,588
      191,545  CARLISLE COMPANIES INCORPORATED                                                                         7,556,450
      692,305  DIEBOLD INCORPORATED<<                                                                                 28,966,041
      541,295  DOVER CORPORATION                                                                                      24,899,570
    3,027,225  ENTEGRIS INCORPORATED<<+                                                                               27,638,564
      313,384  PALL CORPORATION                                                                                       12,557,297
                                                                                                                     129,030,510
                                                                                                                 ---------------

34 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                      Portfolio of Investments--October 31, 2007


C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

       SHARES  SECURITY NAME                                                                                          VALUE
INSURANCE AGENTS, BROKERS & SERVICE: 5.62%
    1,038,450  ARTHUR J. GALLAGHER & COMPANY<<                                                                   $    27,633,155
      358,730  UNUMPROVIDENT CORPORATION                                                                               8,372,758
      341,555  WILLIS GROUP HOLDINGS LIMITED                                                                          14,458,023
                                                                                                                      50,463,936
                                                                                                                 ---------------

INSURANCE CARRIERS: 7.15%
      108,525  AMBAC FINANCIAL GROUP INCORPORATED                                                                      3,996,976
      306,200  MBIA INCORPORATED<<                                                                                    13,178,848
      176,200  RENAISSANCERE HOLDINGS LIMITED                                                                         10,279,508
      520,396  STEWART INFORMATION SERVICES CORPORATION<<                                                             15,091,484
       40,300  WHITE MOUNTAIN INSURANCE GROUP LIMITED                                                                 21,665,683
                                                                                                                      64,212,499
                                                                                                                 ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 3.02%
      509,155  QUEST DIAGNOSTICS INCORPORATED<<                                                                       27,076,863
                                                                                                                 ---------------

MISCELLANEOUS RETAIL: 2.07%
      882,985  ZALE CORPORATION<<+                                                                                    18,613,324
                                                                                                                 ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 2.61%
    1,284,388  CAPITALSOURCE INCORPORATED<<                                                                           23,401,549
                                                                                                                 ---------------

OIL & GAS EXTRACTION: 1.41%
      312,605  CIMAREX ENERGY COMPANY<<                                                                               12,663,629
                                                                                                                 ---------------

PAPER & ALLIED PRODUCTS: 2.67%
      849,596  BEMIS COMPANY INCORPORATED<<                                                                           23,924,623
                                                                                                                 ---------------

PERSONAL SERVICES: 2.74%
      606,066  G & K SERVICES INCORPORATED CLASS A                                                                    24,569,916
                                                                                                                 ---------------

PRIMARY METAL INDUSTRIES: 3.03%
      494,000  HUBBELL INCORPORATED CLASS B                                                                           27,170,000
                                                                                                                 ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 3.29%
    1,676,099  HARTE HANKS INCORPORATED                                                                               29,549,625
                                                                                                                 ---------------

TEXTILE MILL PRODUCTS: 2.19%
      524,390  ALBANY INTERNATIONAL CORPORATION CLASS A<<                                                             19,664,625
                                                                                                                 ---------------

TRANSPORTATION EQUIPMENT: 1.22%
      819,405  FEDERAL SIGNAL CORPORATION                                                                             10,971,833
                                                                                                                 ---------------

WHOLESALE TRADE NON-DURABLE GOODS: 4.25%
    1,088,820  HAIN CELESTIAL GROUP INCORPORATED<<+                                                                   38,174,028
                                                                                                                 ---------------

TOTAL COMMON STOCKS (COST $898,328,246)                                                                              890,935,065
                                                                                                                 ---------------

COLLATERAL FOR SECURITIES LENDING: 29.43%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.54%
       95,979  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                95,979
    2,790,243  BLACKROCKTEMP FUND B #24 MONEY MARKET FUND                                                              2,790,243
    1,953,170  DAILY ASSETS FUND INSTITUTIONAL                                                                         1,953,170
                                                                                                                       4,839,392
                                                                                                                 ---------------

Portfolio of Investments--October 31, 2007

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 35


C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

    PRINCIPAL  SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS: 28.89%
$   5,580,486  ALPINE SECURITIZATION CORPORATION++                                      4.89%       11/13/2007   $     5,570,720
    2,901,853  ALPINE SECURITIZATION CORPORATION                                        4.92        11/01/2007         2,901,853
    3,348,292  ATLANTIC ASSET SECURITIZATION CORPORATION++                              5.09        11/15/2007         3,341,461
      334,829  ATLANTIS ONE FUNDING CORPORATION++                                       5.00        11/02/2007           334,779
    1,004,488  ATOMIUM FUNDING LLC                                                      4.93        11/05/2007         1,003,905
    1,395,122  BANCO SANTANDER TOTTA LOAN+/-++                                          5.07        10/15/2008         1,392,359
    1,395,122  BANK OF IRELAND SERIES EXTC+/-++                                         5.35        10/14/2008         1,392,917
    5,022,438  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
               VALUE $5,023,148)                                                        5.09        11/01/2007         5,022,438
    1,116,097  BARTON CAPITAL CORPORATION++                                             5.00        11/02/2007         1,115,930
    1,953,170  BARTON CAPITAL CORPORATION                                               5.01        11/06/2007         1,951,744
    2,790,243  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
               AGREEMENT - 102%
               COLLATERALIZED (MATURITY VALUE $2,790,630)                               4.99        11/01/2007         2,790,243
   11,998,046  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
               COLLATERALIZED
               (MATURITY VALUE $11,999,726)                                             5.04        11/01/2007        11,998,045
    1,116,097  BNP PARIBAS+/-                                                           5.33        05/07/2008         1,115,394
    1,813,602  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
               VALUE $1,813,853)                                                        4.98        11/01/2007         1,813,602
    5,580,486  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
               VALUE $5,581,264)                                                        5.02        11/01/2007         5,580,486
    1,395,122  CHARIOT FUNDING LLC++                                                    4.82        11/07/2007         1,393,908
    1,395,122  CHARIOT FUNDING LLC++                                                    4.86        11/16/2007         1,392,066
      892,878  CHARIOT FUNDING LLC                                                      4.94        11/14/2007           891,181
    1,395,122  CHARIOT FUNDING LLC++                                                    4.95        11/06/2007         1,394,103
    3,627,316  CHEYNE FINANCE LLC+/-++^^                                                4.83        02/25/2008         3,496,842
    2,790,243  CHEYNE FINANCE LLC+/-++^^                                                4.98        05/19/2008         2,650,731
      558,049  CIT GROUP INCORPORATED+/-                                                5.67        12/19/2007           556,832
      615,249  CIT GROUP INCORPORATED+/-                                                5.73        11/23/2007           614,233
   14,125,019  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
               VALUE $14,126,989)                                                       5.02        11/01/2007        14,125,019
    3,348,292  CLIPPER RECEIVABLES CORPORATION++                                        5.06        11/09/2007         3,344,374
    2,176,390  CLIPPER RECEIVABLES CORPORATION++                                        5.11        11/08/2007         2,174,170
      781,268  CLIPPER RECEIVABLES CORPORATION++                                        5.13        11/01/2007           781,268
      279,024  COMERICA BANK+/-                                                         5.12        02/08/2008           278,941
   13,951,216  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
               COLLATERALIZED (MATURITY
               VALUE $13,953,169)                                                       5.04        11/01/2007        13,951,216
    3,348,292  CULLINAN FINANCE CORPORATION+/-++                                        4.85        02/25/2008         3,348,292
    4,185,365  CULLINAN FINANCE CORPORATION+/-++                                        5.01        08/04/2008         4,154,016
    1,395,122  CULLINAN FINANCE CORPORATION+/-++                                        5.32        02/12/2008         1,390,573
    2,232,195  FAIRWAY FINANCE CORPORATION                                              4.92        11/08/2007         2,229,918
    1,398,693  FAIRWAY FINANCE CORPORATION                                              5.01        11/05/2007         1,397,882
    2,232,195  FAIRWAY FINANCE CORPORATION++                                            5.10        11/02/2007         2,231,860
    1,395,122  FALCON ASSET SECURITIZATION CORPORATION++                                5.32        11/06/2007         1,394,103
    1,779,617  FCAR OWNER TRUST SERIES I                                                4.91        11/14/2007         1,776,236
    5,580,486  FIVE FINANCE INCORPORATED+/-++                                           5.18        07/09/2008         5,572,227
    3,906,340  GALLEON CAPITAL LLC++                                                    4.99        11/05/2007         3,904,075
    3,906,340  GALLEON CAPITAL LLC++                                                    5.10        11/02/2007         3,905,754
      558,049  HARRIER FINANCE FUNDING LLC+/-                                           4.89        04/25/2008           558,049
    1,395,122  HARRIER FINANCE FUNDING LLC+/-++                                         5.20        01/11/2008         1,395,163
    2,790,243  HUDSON-THAMES LLC+/-++                                                   5.67        06/16/2008         2,771,269
    3,627,316  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                            5.13        08/16/2008         3,627,316

36 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                      Portfolio of Investments--October 31, 2007


C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

    PRINCIPAL  SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   1,395,122  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                               4.88%       10/24/2008   $     1,392,750
       83,707  INTESA FUNDING LLC                                                       4.86        11/07/2007            83,634
   32,366,820  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
               COLLATERALIZED
               (MATURITY VALUE $32,371,351)                                             5.04        11/01/2007        32,366,820
    2,790,243  JUPITER SECURITIZATION CORPORATION                                       4.90        11/01/2007         2,790,243
    3,208,780  KESTREL FUNDING US LLC+/-++                                              4.84        02/25/2008         3,207,624
      558,049  KESTREL FUNDING US LLC+/-                                                4.89        04/25/2008           558,049
    1,205,385  LIBERTY STREET FUNDING CORPORATION++                                     5.02        11/01/2007         1,205,385
    2,790,243  LINKS FINANCE LLC+/-++                                                   5.01        08/15/2008         2,785,193
    3,738,926  LIQUID FUNDING LIMITED+/-++                                              5.22        11/13/2007         3,738,926
    4,129,560  LIQUID FUNDING LIMITED+/-++                                              5.70        06/11/2008         4,132,740
    5,580,486  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
               COLLATERALIZED
               (MATURITY VALUE $5,581,261)                                              5.00        11/01/2007         5,580,486
    1,841,560  MONT BLANC CAPITAL CORPORATION                                           4.90        11/07/2007         1,839,958
    5,811,881  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
               VALUE $5,812,691)                                                        5.02        11/01/2007         5,811,881
      258,097  MORGAN STANLEY SERIES EXL+/-                                             5.22        10/15/2008           258,097
    1,785,756  NEWPORT FUNDING CORPORATION                                              5.11        11/14/2007         1,782,363
    2,511,219  NORTH SEA FUNDING LLC                                                    4.99        11/16/2007         2,505,719
    3,906,340  NORTH SEA FUNDING LLC                                                    5.13        11/08/2007         3,902,356
    2,790,243  NORTHERN ROCK PLC+/-++                                                   5.15        10/03/2008         2,776,013
      279,024  OLD LINE FUNDING CORPORATION                                             4.96        11/15/2007           278,455
    1,124,691  OLD LINE FUNDING CORPORATION                                             4.96        11/19/2007         1,121,745
    2,567,024  OLD LINE FUNDING CORPORATION                                             5.06        11/09/2007         2,564,020
    1,395,122  PERRY GLOBAL FUNDING LLC SERIES A++                                      5.13        11/15/2007         1,392,276
    1,395,122  PREMIUM ASSET TRUST+/-                                                   5.10        09/16/2008         1,395,122
    1,590,439  PREMIUM ASSET TRUST+/-++                                                 5.33        12/21/2007         1,590,248
    1,060,292  PYXIS MASTER TRUST SERIES 2007-3+/-++                                    5.51        11/27/2007         1,060,292
      225,731  RACERS TRUST SERIES 2004-6-MM+/-++                                       5.15        09/22/2006           225,550
    4,464,389  SCALDIS CAPITAL LIMITED++                                                4.94        11/20/2007         4,452,023
    3,069,267  SCALDIS CAPITAL LIMITED++                                                5.11        11/15/2007         3,063,006
    2,008,975  SEDNA FINANCE INCORPORATED+/-++                                          5.09        04/10/2008         2,007,649
    1,423,024  SHIPROCK FINANCE SERIES 2007-4A+/-++                                     5.16        04/11/2008         1,423,024
    1,088,195  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                           4.80        02/29/2008         1,087,273
    1,395,122  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                           5.11        02/04/2008         1,395,108
    1,116,097  SLM CORPORATION+/-++                                                     5.11        05/12/2008         1,106,242
    1,729,951  STANFIELD VICTORIA FUNDING LLC+/-++                                      5.23        04/03/2008         1,729,068
    2,790,243  STANFIELD VICTORIA FUNDING LLC+/-++                                      5.57        02/15/2008         2,788,848
    2,622,829  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                     5.03        11/09/2007         2,619,760
    4,172,195  THUNDER BAY FUNDING INCORPORATED++                                       5.10        11/07/2007         4,168,565
      322,608  TRAVELERS INSURANCE COMPANY+/-                                           5.19        02/08/2008           322,601
    1,395,122  UNICREDITO ITALIANO BANK (IRELAND)+/-                                    5.11        10/14/2008         1,393,127
    1,395,122  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                       5.14        10/08/2008         1,393,447
      597,112  VARIABLE FUNDING CAPITAL COMPANY                                         4.98        11/01/2007           597,112
    1,450,926  VERSAILLES CDS LLC                                                       4.93        11/15/2007         1,447,967
    1,395,122  VERSAILLES CDS LLC                                                       5.15        11/06/2007         1,394,103
    2,399,609  VICTORIA FINANCE LLC+/-++                                                5.01        07/28/2008         2,396,370

Portfolio of Investments--October 31, 2007

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 37


C&B MID CAP VALUE FUND
--------------------------------------------------------------------------------

    PRINCIPAL  SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   1,395,122  VICTORIA FINANCE LLC+/-++                                                5.03%       08/07/2008   $     1,395,122
    2,790,243  WHITE PINE FINANCE LLC+/-++                                              5.46        02/22/2008         2,788,598

                                                                                                                     259,342,451
                                                                                                                 ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $264,449,979)                                                          264,181,843
                                                                                                                 ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,162,778,225)*                                        128.67%                                            $ 1,155,116,908
OTHER ASSETS AND LIABILITIES, NET                             (28.67)                                               (257,398,210)
                                                              ------                                             ---------------
TOTAL NET ASSETS                                              100.00%                                            $   897,718,698
                                                              ------                                             ---------------

--------------------------------------------------------------------------------
 <<   All or a portion of this security is on loan.

  +   Non-income earning securities.

+/-   Variable rate investments.

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

 ^^ This security is currently in default with regards to scheduled interest and/or principal payments.

  * Cost for federal income tax purposes is $1,164,214,832 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                     $ 72,395,594
      Gross unrealized depreciation                      (81,493,520)
                                                        ------------
      Net unrealized appreciation (depreciation)        $ (9,097,926)

      The accompanying notes are an integral part of these financial statements.

38 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                      Portfolio of Investments--October 31, 2007


COMMON STOCK FUND
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
COMMON STOCKS:79.60%

AMUSEMENT & RECREATION SERVICES: 1.14%
    300,000  INTERNATIONAL SPEEDWAY CORPORATION CLASS A                                                            $   13,329,000
                                                                                                                   --------------
APPAREL & ACCESSORY STORES: 3.28%
     88,000  AMERICAN EAGLE OUTFITTERS INCORPORATED                                                                     2,092,640
    430,000  ANN TAYLOR STORES CORPORATION+<<                                                                          13,325,700
    645,000  CHICO'S FAS INCORPORATED+<<                                                                                8,475,300
    263,000  KOHL'S CORPORATION+                                                                                       14,457,110
                                                                                                                       38,350,750
                                                                                                                   --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 1.11%
    380,000  ADVANCE AUTO PARTS INCORPORATED                                                                           12,965,600
                                                                                                                   --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 1.12%
    275,000  RYDER SYSTEM INCORPORATED                                                                                 13,158,750
                                                                                                                   --------------
BUSINESS SERVICES: 8.15%
    635,000  ACTIVISION INCORPORATED+                                                                                  15,017,750
    420,000  AMDOCS LIMITED+                                                                                           14,448,000
    355,000  CITRIX SYSTEMS INCORPORATED+                                                                              15,261,450
    775,000  CONVERGYS CORPORATION+                                                                                    14,205,750
    597,000  ECLIPSYS CORPORATION+                                                                                     13,468,320
    775,000  RED HAT INCORPORATED+<<                                                                                   16,732,250
    200,000  YAHOO! INCORPORATED+<<                                                                                     6,220,000
                                                                                                                       95,353,520
                                                                                                                   --------------
CHEMICALS & ALLIED PRODUCTS: 3.42%
    315,000  HOSPIRA INCORPORATED+                                                                                     13,018,950
    480,000  HUNTSMAN CORPORATION                                                                                      12,648,000
    275,000  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED<<                                                         14,357,750
                                                                                                                       40,024,700
                                                                                                                   --------------
COMMUNICATIONS: 8.01%
    470,000  CABLEVISION SYSTEMS CORPORATION NEW YORK GROUP CLASS A+<<                                                 13,785,100
    362,000  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                 13,672,740
    745,000  FOUNDRY NETWORKS INCORPORATED+<<                                                                          15,749,300
     45,000  LIBERTY MEDIA CORPORATION CAPITAL SERIES A+                                                                5,624,100
    700,000  LIBERTY MEDIA CORPORATION INTERACTIVE SERIES A+<<                                                         14,861,000
    445,000  NEUSTAR INCORPORATED CLASS A+<<                                                                           15,219,000
    635,000  TIME WARNER TELECOM INCORPORATED+                                                                         14,757,400
                                                                                                                       93,668,640
                                                                                                                   --------------
DEPOSITORY INSTITUTIONS: 2.33%
    207,000  CITY NATIONAL CORPORATION                                                                                 13,993,200
    310,000  MARSHALL & ILSLEY CORPORATION                                                                             13,237,000
                                                                                                                       27,230,200
                                                                                                                   --------------
ELECTRIC, GAS & SANITARY SERVICES: 1.67%
    570,000  REPUBLIC SERVICES INCORPORATED                                                                            19,488,300
                                                                                                                   --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 3.24%
    660,000  ALTERA CORPORATION                                                                                        12,949,200
    520,000  ENERSYS+                                                                                                   9,422,400
    407,000  TESSERA TECHNOLOGIES INCORPORATED+<<                                                                      15,543,330
                                                                                                                       37,914,930
                                                                                                                   --------------

Portfolio of Investments--October 31, 2007

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 39


COMMON STOCK FUND
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.86%
  2,105,000  BEARINGPOINT INCORPORATED+<<                                                                          $   10,082,950
                                                                                                                   --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.24%
    585,000  CROWN HOLDINGS INCORPORATED+<<                                                                            14,508,000
                                                                                                                   --------------
FOOD & KINDRED PRODUCTS: 1.24%
    560,000  COCA-COLA ENTERPRISES INCORPORATED<<                                                                      14,453,600
                                                                                                                   --------------
HEALTH SERVICES: 2.66%
    270,000  EDWARDS LIFESCIENCES CORPORATION+<<                                                                       13,559,400
    677,800  NEKTAR THERAPEUTICS+<<                                                                                     4,053,244
    929,600  VALEANT PHARMACEUTICALS INTERNATIONAL+<<                                                                  13,525,680
                                                                                                                       31,138,324
                                                                                                                   --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.95%
    355,000  WILLIAMS-SONOMA INCORPORATED<<                                                                            11,161,200
                                                                                                                   --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 7.48%
    240,000  CAMERON INTERNATIONAL CORPORATION+<<                                                                      23,366,400
    360,000  CARLISLE COMPANIES INCORPORATED                                                                           14,202,000
    290,000  DOVER CORPORATION                                                                                         13,340,000
    575,000  SEAGATE TECHNOLOGY                                                                                        16,008,000
    311,000  SMITH INTERNATIONAL INCORPORATED                                                                          20,541,550
                                                                                                                       87,457,950
                                                                                                                   --------------
INSURANCE CARRIERS: 3.47%
    466,000  GENWORTH FINANCIAL INCORPORATED                                                                           12,721,800
    502,000  HCC INSURANCE HOLDINGS INCORPORATED                                                                       15,004,780
    220,000  RENAISSANCERE HOLDINGS LIMITED                                                                            12,834,800
                                                                                                                       40,561,380
                                                                                                                   --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 5.91%
    280,900  ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                                    7,710,705
    527,300  AFFYMETRIX INCORPORATED+<<                                                                                13,425,058
    915,000  BOSTON SCIENTIFIC CORPORATION+<<                                                                          12,691,050
    340,397  RESPIRONICS INCORPORATED+                                                                                 17,040,274
    437,000  TRIMBLE NAVIGATION LIMITED+<<                                                                             18,222,900
                                                                                                                       69,089,987
                                                                                                                   --------------
MEDICAL EQUIPMENT & SUPPLIES: 1.38%
    330,000  VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                      16,094,100
                                                                                                                   --------------
METAL MINING: 1.75%
    465,000  BARRICK GOLD CORPORATION<<#                                                                               20,520,450
                                                                                                                   --------------
MISCELLANEOUS RETAIL: 1.20%
    335,000  CVS CAREMARK CORPORATION                                                                                  13,992,950
                                                                                                                   --------------
MOTION PICTURES: 1.17%
    480,000  TIME WARNER CABLE INCORPORATED+                                                                           13,723,200
                                                                                                                   --------------
OIL & GAS EXTRACTION: 7.01%
    286,000  APACHE CORPORATION                                                                                        29,689,660
    256,682  EOG RESOURCES INCORPORATED                                                                                22,742,025
    233,700  FOREST OIL CORPORATION+<<                                                                                 11,355,483
    345,000  NOBLE CORPORATION                                                                                         18,267,750
                                                                                                                       82,054,918
                                                                                                                   --------------

40 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                      Portfolio of Investments--October 31, 2007


COMMON STOCK FUND
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
PAPER & ALLIED PRODUCTS: 1.08%
    369,360  ABITIBIBOWATER INCORPORATED<<                                                                         $   12,654,274
                                                                                                                   --------------
PRIMARY METAL INDUSTRIES: 0.78%
    230,000  ALCOA INCORPORATED                                                                                         9,105,700
                                                                                                                   --------------
TRANSPORTATION BY AIR: 1.32%
    565,000  SKYWEST INCORPORATED                                                                                      15,418,850
                                                                                                                   --------------
TRANSPORTATION EQUIPMENT: 2.50%
    236,000  AUTOLIV INCORPORATED                                                                                      14,910,480
    205,000  GOODRICH CORPORATION                                                                                      14,280,300
                                                                                                                       29,190,780
                                                                                                                   --------------
TRANSPORTATION SERVICES: 1.22%
    349,000  GATX CORPORATION                                                                                          14,298,530
                                                                                                                   --------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.81%
    435,000  SYSCO CORPORATION                                                                                         14,916,150
    152,200  TRACTOR SUPPLY COMPANY+<<                                                                                  6,307,167
                                                                                                                       21,223,317
                                                                                                                   --------------
WHOLESALE TRADE-DURABLE GOODS: 1.11%
    325,000  ARROW ELECTRONICS INCORPORATED+                                                                           12,993,499
                                                                                                                   --------------
TOTAL COMMON STOCKS (COST $682,688,462)                                                                               931,208,349
                                                                                                                   --------------

      UNITS                                                                                        MATURITY DATE
EXCHANGEABLE NOTES: 7.62%
    260,800  AMERICAN EAGLE OUTFITTERS MTN 144A+J                                                    01/24/2008         6,136,624
     95,000  CARDINAL HEALTH INCORPORATED+ ++J                                                       04/14/2008         6,405,185
     93,600  CARDINAL HEALTH INCORPORATED+ ++J                                                       05/05/2008         6,360,869
    274,200  CARNIVAL INCORPORATED MTN 144A+J                                                        04/07/2008        13,046,436
    624,000  CORNING INCORPORATED MTN 144A+J                                                         11/15/2007        15,238,080
    396,000  FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED MTN+ ++J                             03/06/2008         7,184,232
    231,591  GENZYME CORPORATION MTN 144A+ ++J                                                       01/17/2008        16,554,125
    134,893  LEGG MASON INCORPORATED MTN 144A+ ++J                                                   12/05/2007        11,090,741
    148,000  WYETH MTN+ ++J                                                                          04/09/2008         7,135,080

TOTAL EXCHANGEABLE NOTES (COST $90,968,767)                                                                            89,151,372
                                                                                                                   --------------
  PRINCIPAL                                                                        INTEREST RATE
US TREASURY SECURITIES: 0.51%

US TREASURY BILLS: 0.51%
$ 6,000,000  US TREASURY BILL<<^                                                        3.86%        01/24/2008         5,946,618
                                                                                                                   --------------

TOTAL US TREASURY SECURITIES (COST $5,946,520)                                                                          5,946,618
                                                                                                                   --------------

Portfolio of Investments--October 31, 2007

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 41


COMMON STOCK FUND
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
COLLATERAL FOR SECURITIES LENDING: 14.13%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.26%
     60,055  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                           $       60,055
  1,745,869  BLACKROCKTEMP B #24 MONEY MARKET FUND                                                                      1,745,869
  1,222,108  DAILY ASSETS FUND INSTITUTIONAL                                                                            1,222,108
                                                                                                                        3,028,032
                                                                                                                   --------------
  PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 13.87%
$ 3,491,738  ALPINE SECURITIZATION CORPORATION++                                        4.89%        11/13/2007         3,485,627
  1,815,704  ALPINE SECURITIZATION CORPORATION                                          4.92         11/01/2007         1,815,704
  2,095,043  ATLANTIC ASSET SECURITIZATION CORPORATION++                                5.09         11/15/2007         2,090,769
    209,504  ATLANTIS ONE FUNDING CORPORATION++                                         5.00         11/02/2007           209,473
    628,513  ATOMIUM FUNDING LLC                                                        4.93         11/05/2007           628,148
    872,934  BANCO SANTANDER TOTTA LOAN+++/-                                            5.07         10/15/2008           871,206
    872,934  BANK OF IRELAND SERIES EXTC+++/-                                           5.35         10/14/2008           871,555
  3,142,564  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $3,143,008)                                                          5.09         11/01/2007         3,142,564
    698,348  BARTON CAPITAL CORPORATION++                                               5.00         11/02/2007           698,243
  1,222,108  BARTON CAPITAL CORPORATION                                                 5.01         11/06/2007         1,221,216
  1,745,869  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
             AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $1,746,111)                4.99         11/01/2007         1,745,869
  7,507,236  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
             102% COLLATERALIZED (MATURITY VALUE $7,508,287)                            5.04         11/01/2007         7,507,236
    698,348  BNP PARIBAS+/-                                                             5.33         05/07/2008           697,908
  1,134,780  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $1,134,937)                                                          4.98         11/01/2007         1,134,780
  3,491,738  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $3,492,225)                                                          5.02         11/01/2007         3,491,738
    872,934  CHARIOT FUNDING LLC++                                                      4.82         11/07/2007           872,175
    872,934  CHARIOT FUNDING LLC++                                                      4.86         11/16/2007           871,023
    558,678  CHARIOT FUNDING LLC                                                        4.94         11/14/2007           557,617
    872,934  CHARIOT FUNDING LLC++                                                      4.95         11/06/2007           872,297
  2,269,629  CHEYNE FINANCE LLC+++/-^^                                                  4.83         02/25/2008         2,187,991
  1,745,869  CHEYNE FINANCE LLC+++/-^^                                                  4.98         05/19/2008         1,658,575
    349,174  CIT GROUP INCORPORATED+/-                                                  5.67         12/19/2007           348,413
    384,964  CIT GROUP INCORPORATED+/-                                                  5.73         11/23/2007           384,329
  8,838,093  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $8,839,325)                                                          5.02         11/01/2007         8,838,093
  2,095,043  CLIPPER RECEIVABLES CORPORATION++                                          5.06         11/09/2007         2,092,591
  1,361,778  CLIPPER RECEIVABLES CORPORATION++                                          5.11         11/08/2007         1,360,389
    488,843  CLIPPER RECEIVABLES CORPORATION++                                          5.13         11/01/2007           488,843
    174,587  COMERICA BANK+/-                                                           5.12         02/08/2008           174,534
  8,729,344  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $8,730,566)                                 5.04         11/01/2007         8,729,344
  2,095,043  CULLINAN FINANCE CORPORATION+++/-                                          4.85         02/25/2008         2,095,043
  2,618,803  CULLINAN FINANCE CORPORATION+++/-                                          5.01         08/04/2008         2,599,188
    872,934  CULLINAN FINANCE CORPORATION+++/-                                          5.32         02/12/2008           870,089
  1,396,695  FAIRWAY FINANCE CORPORATION                                                4.92         11/08/2007         1,395,270
    875,169  FAIRWAY FINANCE CORPORATION                                                5.01         11/05/2007           874,661
  1,396,695  FAIRWAY FINANCE CORPORATION++                                              5.10         11/02/2007         1,396,485
    872,934  FALCON ASSET SECURITIZATION CORPORATION++                                  5.32         11/06/2007           872,297

42 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                      Portfolio of Investments--October 31, 2007


COMMON STOCK FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME

                                                                                   INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 1,113,515  FCAR OWNER TRUST SERIES I                                                  4.91%        11/14/2007    $    1,111,399
  3,491,738  FIVE FINANCE INCORPORATED+++/-                                             5.18         07/09/2008         3,486,570
  2,444,216  GALLEON CAPITAL LLC++                                                      4.99         11/05/2007         2,442,799
  2,444,216  GALLEON CAPITAL LLC++                                                      5.10         11/02/2007         2,443,850
    349,174  HARRIER FINANCE FUNDING LLC+/-                                             4.89         04/25/2008           349,174
    872,934  HARRIER FINANCE FUNDING LLC+++/-                                           5.20         01/11/2008           872,961
  1,745,869  HUDSON-THAMES LLC+++/-                                                     5.67         06/16/2008         1,733,997
  2,269,629  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              5.13         08/16/2008         2,269,629
    872,934  INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                                 4.88         10/24/2008           871,450
     52,376  INTESA FUNDING LLC                                                         4.86         11/07/2007            52,330
 20,252,078  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $20,254,913)                                5.04         11/01/2007        20,252,078
  1,745,869  JUPITER SECURITIZATION CORPORATION                                         4.90         11/01/2007         1,745,869
  2,007,749  KESTREL FUNDING US LLC+++/-                                                4.84         02/25/2008         2,007,026
    349,174  KESTREL FUNDING US LLC+/-                                                  4.89         04/25/2008           349,174
    754,215  LIBERTY STREET FUNDING CORPORATION++                                       5.02         11/01/2007           754,215
  1,745,869  LINKS FINANCE LLC+++/-                                                     5.01         08/15/2008         1,742,709
  2,339,464  LIQUID FUNDING LIMITED+++/-                                                5.22         11/13/2007         2,339,464
  2,583,886  LIQUID FUNDING LIMITED+++/-                                                5.70         06/11/2008         2,585,875
  3,491,738  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $3,492,223)                                 5.00         11/01/2007         3,491,738
  1,152,273  MONT BLANC CAPITAL CORPORATION                                             4.90         11/07/2007         1,151,271
  3,636,522  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $3,637,029)                                                5.02         11/01/2007         3,636,522
    161,493  MORGAN STANLEY SERIES EXL+/-                                               5.22         10/15/2008           161,493
  1,117,356  NEWPORT FUNDING CORPORATION                                                5.11         11/14/2007         1,115,233
  1,571,282  NORTH SEA FUNDING LLC                                                      4.99         11/16/2007         1,567,841
  2,444,216  NORTH SEA FUNDING LLC                                                      5.13         11/08/2007         2,441,723
  1,745,869  NORTHERN ROCK PLC+++/-                                                     5.15         10/03/2008         1,736,965
    174,587  OLD LINE FUNDING CORPORATION                                               4.96         11/15/2007           174,231
    703,725  OLD LINE FUNDING CORPORATION                                               4.96         11/19/2007           701,881
  1,606,199  OLD LINE FUNDING CORPORATION                                               5.06         11/09/2007         1,604,320
    872,934  PERRY GLOBAL FUNDING LLC SERIES A++                                        5.13         11/15/2007           871,154
    872,934  PREMIUM ASSET TRUST+/-                                                     5.10         09/16/2008           872,934
    995,145  PREMIUM ASSET TRUST+++/-                                                   5.33         12/21/2007           995,026
    663,430  PYXIS MASTER TRUST SERIES 2007-3+++/-                                      5.51         11/27/2007           663,430
    141,241  RACERS TRUST SERIES 2004-6-MM+++/-                                         5.15         09/22/2006           141,128
  2,793,390  SCALDIS CAPITAL LIMITED++                                                  4.94         11/20/2007         2,785,652
  1,920,456  SCALDIS CAPITAL LIMITED++                                                  5.11         11/15/2007         1,916,538
  1,257,026  SEDNA FINANCE INCORPORATED+++/-                                            5.09         04/10/2008         1,256,196
    890,393  SHIPROCK FINANCE SERIES 2007-4A+++/-                                       5.16         04/11/2008           890,393
    680,889  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                             4.80         02/29/2008           680,312
    872,934  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                             5.11         02/04/2008           872,926
    698,348  SLM CORPORATION+++/-                                                       5.11         05/12/2008           692,181
  1,082,439  STANFIELD VICTORIA FUNDING LLC+++/-                                        5.23         04/03/2008         1,081,887
  1,745,869  STANFIELD VICTORIA FUNDING LLC+++/-                                        5.57         02/15/2008         1,744,996
  1,641,117  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                       5.03         11/09/2007         1,639,197
  2,610,563  THUNDER BAY FUNDING INCORPORATED++                                         5.10         11/07/2007         2,608,291

Portfolio of Investments--October 31, 2007

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 43


COMMON STOCK FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   201,857  TRAVELERS INSURANCE COMPANY+/-                                             5.19%        02/08/2008    $      201,853
    872,934  UNICREDITO ITALIANO BANK (IRELAND)+/-                                      5.11         10/14/2008           871,686
    872,934  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                         5.14         10/08/2008           871,887
    373,616  VARIABLE FUNDING CAPITAL COMPANY                                           4.98         11/01/2007           373,616
    907,852  VERSAILLES CDS LLC                                                         4.93         11/15/2007           906,000
    872,934  VERSAILLES CDS LLC                                                         5.15         11/06/2007           872,297
  1,501,447  VICTORIA FINANCE LLC+++/-                                                  5.01         07/28/2008         1,499,420
    872,934  VICTORIA FINANCE LLC+++/-                                                  5.03         08/07/2008           872,934
  1,745,869  WHITE PINE FINANCE LLC+++/-                                                5.46         02/22/2008         1,744,833
                                                                                                                      162,271,837
                                                                                                                   --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $165,467,643)                                                           165,299,869
                                                                                                                   --------------

     SHARES
SHORT-TERM INVESTMENTS: 11.41%
133,427,722  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             133,427,722
                                                                                                                   --------------

TOTAL SHORT-TERM INVESTMENTS (COST $133,427,722)                                                                      133,427,722
                                                                                                                   --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,078,499,114)*                                          113.27%                                            $1,325,033,930
OTHER ASSETS AND LIABILITIES, NET                               (13.27)                                              (155,198,360)
                                                                -------                                            --------------
TOTAL NET ASSETS                                                100.00%                                            $1,169,835,570
                                                                -------                                            --------------

  CONTRACTS                                                                         STRIKE PRICE  EXPIRATION DATE       VALUE
WRITTEN OPTIONS: (0.01%)
       (223) BARRICK GOLD CORPORATION CALL+                                           $40.00         01/19/2008    $     (129,340)
        (27) BARRICK GOLD CORPORATION CALL+                                            40.00         01/19/2008           (15,660)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(99,249))                                                                $     (145,000)
                                                                                                                   --------------

--------------------------------------------------------------------------------
  +   Non-income earning securities.

 <<   All or a portion of this security is on loan.

  # All or a portion of this security is segregated as collateral for derivative investments. (See Note 2)

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

  j The holder of an exchangeable equity-linked note will receive, at the note's maturity, shares of the referenced equity based on the final index value of the equity (or the cash equivalent). The index value and maturity date are both defined in the terms of the note.

  ^   Zero coupon bond. Interest rate presented is yield to maturity.

+/-   Variable rate investments.

 ^^ This security is currently in default with regards to scheduled interest and/or principal payments.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $133,427,722

  * Cost for federal income tax purposes is $1,086,390,026 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                                $285,269,886
      Gross unrealized depreciation                                 (46,625,982)
                                                                   ------------
      Net unrealized appreciation (depreciation)                   $238,643,904

      The accompanying notes are an integral part of these financial statements.

44 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                      Portfolio of Investments--October 31, 2007


MID CAP GROWTH FUND
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 99.06%

AMUSEMENT & RECREATION SERVICES: 0.59%
     17,700  LIFE TIME FITNESS INCORPORATED+<<                                                                    $    1,073,328
                                                                                                                  --------------
APPAREL & ACCESSORY STORES: 1.79%
     25,800  GUESS? INCORPORATED                                                                                       1,325,862
     40,400  PHILLIPS-VAN HEUSEN CORPORATION                                                                           1,931,120

                                                                                                                       3,256,982
                                                                                                                  --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.77%
     41,400  ADVANCE AUTO PARTS INCORPORATED                                                                           1,412,568
                                                                                                                  --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.81%
     38,239  WRIGHT EXPRESS CORPORATION+<<                                                                             1,479,849
                                                                                                                  --------------
BIOPHARMACEUTICALS: 0.95%
     22,900  GENZYME CORPORATION+                                                                                      1,739,713
                                                                                                                  --------------
BUSINESS SERVICES: 9.08%
     54,800  AUTODESK INCORPORATED+                                                                                    2,679,720
     65,200  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                       2,703,192
    103,200  CONVERGYS CORPORATION+                                                                                    1,891,656
     39,600  F5 NETWORKS INCORPORATED+                                                                                 1,426,788
     20,700  LAMAR ADVERTISING COMPANY CLASS A+<<                                                                      1,106,622
    256,400  LAWSON SOFTWARE INCORPORATED+<<                                                                           2,894,756
     37,800  MONSTER WORLDWIDE INCORPORATED+                                                                           1,533,924
     92,800  TELETECH HOLDINGS INCORPORATED+                                                                           2,313,504

                                                                                                                      16,550,162
                                                                                                                  --------------
CASINO & GAMING: 1.78%
     12,200  MGM MIRAGE+                                                                                               1,117,642
     34,500  PENN NATIONAL GAMING INCORPORATED+                                                                        2,130,375

                                                                                                                       3,248,017
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS: 8.84%
     45,500  BARR PHARMACEUTICALS INCORPORATED+                                                                        2,608,060
     58,700  ECOLAB INCORPORATED                                                                                       2,768,879
     42,800  FOREST LABORATORIES INCORPORATED+                                                                         1,672,196
     39,300  IMCLONE SYSTEMS INCORPORATED+                                                                             1,695,795
     43,300  INVERNESS MEDICAL INNOVATIONS INCORPORATED+<<                                                             2,601,897
     89,400  MGI PHARMA INCORPORATED+                                                                                  2,912,652
     24,700  SHIRE PLC ADR                                                                                             1,856,205

                                                                                                                      16,115,684
                                                                                                                  --------------
COMMUNICATIONS: 8.00%
     68,165  NEUSTAR INCORPORATED CLASS A+<<                                                                           2,331,243
    102,074  NII HOLDINGS INCORPORATED+                                                                                5,920,292
     98,100  SAVVIS INCORPORATED+<<                                                                                    3,706,218
     73,900  SBA COMMUNICATIONS CORPORATION+                                                                           2,630,840

                                                                                                                      14,588,593
                                                                                                                  --------------
E-COMMERCE/SERVICES: 2.29%
     44,900  PRICELINE.COM INCORPORATED+<<                                                                             4,180,190
                                                                                                                  --------------
EDUCATIONAL SERVICES: 0.70%
     16,100  APOLLO GROUP INCORPORATED CLASS A+<<                                                                      1,276,086
                                                                                                                  --------------

Portfolio of Investments--October 31, 2007

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 45


MID CAP GROWTH FUND
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
ELECTRIC, GAS & SANITARY SERVICES: 0.40%
      5,700  SUNPOWER CORPORATION+<<                                                                              $      720,822
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 6.02%
     18,000  ACUITY BRANDS INCORPORATED                                                                                  860,400
     78,600  INTERSIL CORPORATION CLASS A                                                                              2,384,724
    136,458  MICROSEMI CORPORATION+<<                                                                                  3,631,147
    273,400  PMC-SIERRA INCORPORATED+<<                                                                                2,463,334
     21,900  ROCKWELL COLLINS INCORPORATED                                                                             1,638,339

                                                                                                                      10,977,944
                                                                                                                  --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 7.75%
     35,378  ADVISORY BOARD COMPANY+                                                                                   2,271,621
     34,200  GEN-PROBE INCORPORATED+                                                                                   2,394,684
     24,100  IHS INCORPORATED+<<                                                                                       1,519,505
    187,267  RESOURCES CONNECTION INCORPORATED+                                                                        4,264,070
     35,600  URS CORPORATION+                                                                                          2,200,436
     31,000  WATSON WYATT & COMPANY HOLDINGS                                                                           1,477,770

                                                                                                                      14,128,086
                                                                                                                  --------------
HEALTH SERVICES: 3.71%
     58,000  BROOKDALE SENIOR LIVING INCORPORATED<<                                                                    2,139,620
     26,400  COVANCE INCORPORATED+                                                                                     2,178,000
     61,900  PSYCHIATRIC SOLUTIONS INCORPORATED+<<                                                                     2,451,240

                                                                                                                       6,768,860
                                                                                                                  --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 2.30%
     39,400  GAYLORD ENTERTAINMENT COMPANY+<<                                                                          2,146,512
     33,700  VAIL RESORTS INCORPORATED+<<                                                                              2,045,253

                                                                                                                       4,191,765
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 2.36%
     64,912  GARDNER DENVER INCORPORATED+                                                                              2,345,271
     39,800  VERIFONE HOLDINGS INCORPORATED+<<                                                                         1,967,314

                                                                                                                       4,312,585
                                                                                                                  --------------
LEGAL SERVICES: 3.22%
    108,100  FTI CONSULTING INCORPORATED+<<                                                                            5,869,830
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 8.74%
     54,500  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                              2,024,130
     23,100  C.R. BARD INCORPORATED                                                                                    1,931,391
     35,000  DRS TECHNOLOGIES INCORPORATED                                                                             2,010,400
     60,580  HOLOGIC INCORPORATED+<<                                                                                   4,115,199
     18,500  METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                                1,967,475
     35,300  QUEST DIAGNOSTICS INCORPORATED                                                                            1,877,254
     27,278  VARIAN INCORPORATED+                                                                                      2,015,571

                                                                                                                      15,941,420
                                                                                                                  --------------
MEDICAL EQUIPMENT & SUPPLIES: 0.76%
     28,300  VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                      1,380,191
                                                                                                                  --------------
MEDICAL MANAGEMENT SERVICES: 0.75%
     22,700  COVENTRY HEALTH CARE INCORPORATED+                                                                        1,369,037
                                                                                                                  --------------

46 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                      Portfolio of Investments--October 31, 2007


MID CAP GROWTH FUND
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
MEDICAL PRODUCTS: 0.77%
     20,200  ZIMMER HOLDINGS INCORPORATED+                                                                        $    1,403,698
                                                                                                                  --------------
MOTION PICTURES: 1.34%
     90,700  NATIONAL CINEMEDIA INCORPORATED<<                                                                         2,441,644
                                                                                                                  --------------
OIL & GAS EXTRACTION: 5.80%
     24,300  ENSCO INTERNATIONAL INCORPORATED                                                                          1,348,407
     46,500  HELMERICH & PAYNE INCORPORATED                                                                            1,470,330
     22,200  NOBLE CORPORATION                                                                                         1,175,490
    163,600  PETROHAWK ENERGY CORPORATION+<<                                                                           3,026,600
     79,350  RANGE RESOURCES CORPORATION                                                                               3,565,196

                                                                                                                      10,586,023
                                                                                                                  --------------
PERSONAL SERVICES: 0.99%
     35,200  WEIGHT WATCHERS INTERNATIONAL INCORPORATED                                                                1,803,648
                                                                                                                  --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 3.18%
    121,999  VISTAPRINT LIMITED+<<                                                                                     5,803,492
                                                                                                                  --------------
REAL ESTATE: 1.62%
    120,830  CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                              2,945,835
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.30%
      2,687  CME GROUP INCORPORATED                                                                                    1,790,214
     54,000  E*TRADE FINANCIAL CORPORATION+<<                                                                            601,560
     47,900  JEFFERIES GROUP INCORPORATED                                                                              1,280,367
     22,600  LAZARD LIMITED<<                                                                                          1,134,520
     41,000  MF GLOBAL LIMITED+                                                                                        1,211,960

                                                                                                                       6,018,621
                                                                                                                  --------------
THEATERS & ENTERTAINMENT: 1.16%
    94,100   REGAL ENTERTAINMENT GROUP CLASS A<<                                                                       2,123,837
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT: 8.20%
     52,600  ITT CORPORATION                                                                                           3,519,992
     55,600  OSHKOSH TRUCK CORPORATION                                                                                 3,013,520
     27,500  POLARIS INDUSTRIES INCORPORATED                                                                           1,352,450
     53,650  SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                                 1,862,728
     75,200  TEXTRON INCORPORATED                                                                                      5,204,593

                                                                                                                      14,953,283
                                                                                                                  --------------
WHOLESALE TRADE-DURABLE GOODS: 1.09%
     51,000  PATTERSON COMPANIES INCORPORATED+                                                                         1,994,611
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $155,639,063)                                                                              180,656,404
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING: 30.27%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.55%
     20,053  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                  20,053
    582,973  BLACKROCKTEMP B #24 MONEY MARKET FUND                                                                       582,973
    408,081  DAILY ASSETS FUND INSTITUTIONAL                                                                             408,081

                                                                                                                       1,011,107
                                                                                                                  --------------

Portfolio of Investments--October 31, 2007

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 47


MID CAP GROWTH FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS: 29.71%
$ 1,165,946  ALPINE SECURITIZATION CORPORATION++                                        4.89%       11/13/2007    $    1,163,905
    606,292  ALPINE SECURITIZATION CORPORATION                                          4.92        11/01/2007           606,292
    699,567  ATLANTIC ASSET SECURITIZATION CORPORATION++                                5.09        11/15/2007           698,140
     69,957  ATLANTIS ONE FUNDING CORPORATION++                                         5.00        11/02/2007            69,946
    209,870  ATOMIUM FUNDING LLC                                                        4.93        11/05/2007           209,749
    291,486  BANCO SANTANDER TOTTA LOAN+/-++                                            5.07        10/15/2008           290,909
    291,486  BANK OF IRELAND SERIES EXTC+/-++                                           5.35        10/14/2008           291,026
  1,049,351  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE
             $1,049,499)                                                                5.09        11/01/2007         1,049,351
    233,189  BARTON CAPITAL CORPORATION++                                               5.00        11/02/2007           233,154
    408,081  BARTON CAPITAL CORPORATION                                                 5.01        11/06/2007           407,783
    582,973  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
             AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $583,054)                  4.99        11/01/2007           582,973
  2,506,783  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $2,507,134)                                 5.04        11/01/2007         2,506,783
    233,189  BNP PARIBAS+/-                                                             5.33        05/07/2008           233,042
  1,165,946  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $1,166,109)                                                          5.02        11/01/2007         1,165,946
    378,921  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $378,973)                                                            4.98        11/01/2007           378,921
    291,486  CHARIOT FUNDING LLC++                                                      4.82        11/07/2007           291,233
    291,486  CHARIOT FUNDING LLC++                                                      4.86        11/16/2007           290,848
    186,551  CHARIOT FUNDING LLC                                                        4.94        11/14/2007           186,197
    291,486  CHARIOT FUNDING LLC++                                                      4.95        11/06/2007           291,274
    757,865  CHEYNE FINANCE LLC+/-++^^                                                  4.83        02/25/2008           730,604
    582,973  CHEYNE FINANCE LLC+/-++^^                                                  4.98        05/19/2008           553,824
    116,595  CIT GROUP INCORPORATED+/-                                                  5.67        12/19/2007           116,340
    128,546  CIT GROUP INCORPORATED+/-                                                  5.73        11/23/2007           128,333
  2,951,177  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $2,951,589)                                                          5.02        11/01/2007         2,951,177
    699,567  CLIPPER RECEIVABLES CORPORATION++                                          5.06        11/09/2007           698,749
    454,719  CLIPPER RECEIVABLES CORPORATION++                                          5.11        11/08/2007           454,255
    163,232  CLIPPER RECEIVABLES CORPORATION++                                          5.13        11/01/2007           163,232
     58,297  COMERICA BANK+/-                                                           5.12        02/08/2008            58,280
  2,914,864  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $2,915,272)                                 5.04        11/01/2007         2,914,864
    699,567  CULLINAN FINANCE CORPORATION+/-++                                          4.85        02/25/2008           699,567
    874,459  CULLINAN FINANCE CORPORATION+/-++                                          5.01        08/04/2008           867,910
    291,486  CULLINAN FINANCE CORPORATION+/-++                                          5.32        02/12/2008           290,536
    466,378  FAIRWAY FINANCE CORPORATION                                                4.92        11/08/2007           465,903
    292,233  FAIRWAY FINANCE CORPORATION                                                5.01        11/05/2007           292,063
    466,378  FAIRWAY FINANCE CORPORATION++                                              5.10        11/02/2007           466,308
    291,486  FALCON ASSET SECURITIZATION CORPORATION++                                  5.32        11/06/2007           291,274
    371,820  FCAR OWNER TRUST SERIES I                                                  4.91        11/14/2007           371,114
  1,165,946  FIVE FINANCE INCORPORATED+/-++                                             5.18        07/09/2008         1,164,220
    816,162  GALLEON CAPITAL LLC++                                                      4.99        11/05/2007           815,689
    816,162  GALLEON CAPITAL LLC++                                                      5.10        11/02/2007           816,040
    116,595  HARRIER FINANCE FUNDING LLC+/-                                             4.89        04/25/2008           116,595
    291,486  HARRIER FINANCE FUNDING LLC+/-++                                           5.20        01/11/2008           291,495
    582,973  HUDSON-THAMES LLC+/-++                                                     5.67        06/16/2008           579,009
    757,865  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              5.13        08/16/2008           757,865

48 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                      Portfolio of Investments--October 31, 2007


MID CAP GROWTH FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   291,486  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                 4.88%       10/24/2008    $      290,991
     17,489  INTESA FUNDING LLC                                                         4.86        11/07/2007            17,474
  6,762,485  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $6,763,432)                                 5.04        11/01/2007         6,762,485
    582,973  JUPITER SECURITIZATION CORPORATION                                         4.90        11/01/2007           582,973
    670,419  KESTREL FUNDING US LLC+/-++                                                4.84        02/25/2008           670,177
    116,595  KESTREL FUNDING US LLC+/-                                                  4.89        04/25/2008           116,595
    251,844  LIBERTY STREET FUNDING CORPORATION++                                       5.02        11/01/2007           251,844
    582,973  LINKS FINANCE LLC+/-++                                                     5.01        08/15/2008           581,918
    781,184  LIQUID FUNDING LIMITED+/-++                                                5.22        11/13/2007           781,184
    862,800  LIQUID FUNDING LIMITED+/-++                                                5.70        06/11/2008           863,464
  1,165,946  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $1,166,108)                                 5.00        11/01/2007         1,165,946
    384,762  MONT BLANC CAPITAL CORPORATION                                             4.90        11/07/2007           384,427
  1,214,292  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $1,214,461)                                                          5.02        11/01/2007         1,214,292
     53,925  MORGAN STANLEY SERIES EXL+/-                                               5.22        10/15/2008            53,925
    373,103  NEWPORT FUNDING CORPORATION                                                5.11        11/14/2007           372,394
    524,676  NORTH SEA FUNDING LLC                                                      4.99        11/16/2007           523,527
    816,162  NORTH SEA FUNDING LLC                                                      5.13        11/08/2007           815,330
    582,973  NORTHERN ROCK PLC+/-++                                                     5.15        10/03/2008           580,000
     58,297  OLD LINE FUNDING CORPORATION                                               4.96        11/15/2007            58,178
    234,985  OLD LINE FUNDING CORPORATION                                               4.96        11/19/2007           234,369
    536,335  OLD LINE FUNDING CORPORATION                                               5.06        11/09/2007           535,708
    291,486  PERRY GLOBAL FUNDING LLC SERIES A++                                        5.13        11/15/2007           290,892
    291,486  PREMIUM ASSET TRUST+/-                                                     5.10        09/16/2008           291,486
    332,295  PREMIUM ASSET TRUST+/-++                                                   5.33        12/21/2007           332,255
    221,530  PYXIS MASTER TRUST SERIES 2007-3+/-++                                      5.51        11/27/2007           221,530
     47,163  RACERS TRUST SERIES 2004-6-MM+/-++                                         5.15        09/22/2006            47,125
    932,757  SCALDIS CAPITAL LIMITED++                                                  4.94        11/20/2007           930,173
    641,270  SCALDIS CAPITAL LIMITED++                                                  5.11        11/15/2007           639,962
    419,740  SEDNA FINANCE INCORPORATED+/-++                                            5.09        04/10/2008           419,463
    297,316  SHIPROCK FINANCE SERIES 2007-4A+/-++                                       5.16        04/11/2008           297,316
    227,359  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                             4.80        02/29/2008           227,167
    291,486  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                             5.11        02/04/2008           291,484
    233,189  SLM CORPORATION+/-++                                                       5.11        05/12/2008           231,130
    361,443  STANFIELD VICTORIA FUNDING LLC+/-++                                        5.23        04/03/2008           361,259
    582,973  STANFIELD VICTORIA FUNDING LLC+/-++                                        5.57        02/15/2008           582,681
    547,995  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                       5.03        11/09/2007           547,353
     67,403  THE TRAVELERS INSURANCE COMPANY+/-                                         5.19        02/08/2008            67,402
    871,708  THUNDER BAY FUNDING INCORPORATED++                                         5.10        11/07/2007           870,949
    291,486  UNICREDITO ITALIANO BANK (IRELAND)+/-                                      5.11        10/14/2008           291,070
    291,486  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                         5.14        10/08/2008           291,137
    124,756  VARIABLE FUNDING CAPITAL COMPANY                                           4.98        11/01/2007           124,756
    303,146  VERSAILLES CDS LLC                                                         4.93        11/15/2007           302,527
    291,486  VERSAILLES CDS LLC                                                         5.15        11/06/2007           291,274
    501,357  VICTORIA FINANCE LLC+/-++                                                  5.01        07/28/2008           500,680

Portfolio of Investments--October 31, 2007

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 49


MID CAP GROWTH FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   291,486  VICTORIA FINANCE LLC+/-++                                                  5.03%       08/07/2008    $      291,486
    582,973  WHITE PINE FINANCE LLC+/-++                                                5.46        02/22/2008           582,627

                                                                                                                      54,185,103
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $55,252,232)                                                            55,196,210
                                                                                                                  --------------

     SHARES
RIGHTS: 0.00%
     31,200  SEAGATE TECHNOLOGY RIGHTS+(A)                                                                                     0

TOTAL RIGHTS (COST $0)                                                                                                         0
                                                                                                                  --------------
SHORT-TERM INVESTMENTS: 0.16%
    290,092  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                290,092
                                                                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS (COST $290,092)
                                                                                                                         290,092
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $211,181,386)*                        129.48%                                                               $  236,142,706
OTHER ASSETS AND LIABILITIES, NET           (29.48)                                                                  (53,771,765)
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $  182,370,941
                                            ------                                                                --------------

--------------------------------------------------------------------------------
  +   Non-income earning securities.

<<    All or a portion of this security is on loan.

+/-   Variable rate investments.

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

 ^^ This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $290,092.

  * Cost for federal income tax purposes is $211,381,975 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                   $   28,468,789
      Gross unrealized depreciation                       (3,708,058)
                                                      --------------
      Net unrealized appreciation (depreciation)      $   24,760,731

      The accompanying notes are an integral part of these financial statements.

50 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                      Portfolio of Investments--October 31, 2007


SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
COMMON STOCKS: 95.10%

AMUSEMENT & RECREATION SERVICES: 0.68%
    207,350  TOWN SPORTS INTERNATIONAL HOLDINGS INCORPORATED+                                                     $    3,153,794
                                                                                                                  --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.75%
     89,713  WRIGHT EXPRESS CORPORATION+<<                                                                             3,471,893
                                                                                                                  --------------
BIOPHARMACEUTICALS: 0.76%
    217,100  APPLERA CORPORATION-CELERA GROUP+<<                                                                       3,540,901
                                                                                                                  --------------
BUSINESS SERVICES: 20.64%
    157,917  BANKRATE INCORPORATED+<<                                                                                  7,256,286
     34,288  CAPELLA EDUCATION COMPANY+<<                                                                              2,125,856
    149,800  COGENT COMMUNICATIONS GROUP INCORPORATED+<<                                                               4,146,464
     44,300  DEALERTRACK HOLDINGS INCORPORATED+                                                                        2,174,687
    262,600  EPICOR SOFTWARE CORPORATION+<<                                                                            3,067,168
    156,200  FORRESTER RESEARCH INCORPORATED+                                                                          3,705,064
    627,300  GLOBAL CASH ACCESS INCORPORATED+                                                                          6,266,727
     15,521  HURON CONSULTING GROUP INCORPORATED+<<                                                                    1,084,607
    205,700  INTERNAP NETWORK SERVICES+<<                                                                              3,426,962
    604,700  LAWSON SOFTWARE INCORPORATED+<<                                                                           6,827,063
    433,987  MARCHEX INCORPORATED CLASS B<<                                                                            4,899,713
    824,482  ON ASSIGNMENT INCORPORATED+                                                                               6,876,180
     47,900  PORTFOLIO RECOVERY ASSOCIATES INCORPORATED+<<                                                             2,160,769
    218,000  RSC HOLDINGS INCORPORATED+<<                                                                              3,171,900
    603,758  SECURE COMPUTING CORPORATION+<<                                                                           5,977,204
    159,451  SI INTERNATIONAL INCORPORATED+<<                                                                          4,498,113
  1,067,765  SKILLSOFT PLC ADR+                                                                                        9,556,497
    423,500  SYKES ENTERPRISES INCORPORATED+                                                                           7,474,775
    103,511  TALEO CORPORATION CLASS A+<<                                                                              2,893,132
    191,620  TELETECH HOLDINGS INCORPORATED+<<                                                                         4,777,087
    170,909  THE KNOT INCORPORATED+<<                                                                                  3,313,926

                                                                                                                      95,680,180
                                                                                                                  --------------
CASINO & GAMING: 0.79%
    126,100  PINNACLE ENTERTAINMENT INCORPORATED+<<                                                                    3,682,120
                                                                                                                  --------------

CHEMICALS & ALLIED PRODUCTS: 5.73%
     35,900  CHATTEM INCORPORATED+<<                                                                                   2,667,370
    102,450  INVERNESS MEDICAL INNOVATIONS INCORPORATED+<<                                                             6,156,221
    215,000  MGI PHARMA INCORPORATED+<<                                                                                7,004,700
    167,500  NOVEN PHARMACEUTICALS INCORPORATED+                                                                       2,589,550
    320,566  SCIELE PHARMA INCORPORATED+<<                                                                             8,155,199

                                                                                                                      26,573,040
                                                                                                                  --------------

COMMUNICATIONS: 5.76%
     65,476  CBEYOND INCORPORATED+<<                                                                                   2,561,421
     80,700  CENTENNIAL COMMUNICATIONS CORPORATION+                                                                      826,368
    270,500  LODGENET ENTERTAINMENT CORPORATION+<<                                                                     5,834,685
    163,058  NEUSTAR INCORPORATED CLASS A+<<                                                                           5,576,584
    366,200  PAETEC HOLDING CORPORATION+                                                                               4,925,390
     99,200  SAVVIS INCORPORATED+<<                                                                                    3,747,776
    266,150  VIRGIN MOBILE USA INCORPORATED CLASS A+<<                                                                 3,233,723

                                                                                                                      26,705,947
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS: 0.27%
     55,825  WESTERN ALLIANCE BANCORP+<<                                                                               1,269,461
                                                                                                                  --------------

Portfolio of Investments--October 31, 2007

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 51


SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
E-COMMERCE/SERVICES: 4.26%
    353,400  GSI COMMERCE INCORPORATED+<<                                                                         $   10,068,366
    103,730  PRICELINE.COM INCORPORATED+<<                                                                             9,657,263

                                                                                                                      19,725,629
                                                                                                                  --------------
EDUCATIONAL SERVICES: 0.65%
     16,201  STRAYER EDUCATION INCORPORATED                                                                            3,020,838
                                                                                                                  --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 8.04%
    135,550  EVERGREEN SOLAR INCORPORATED+<<                                                                           1,566,958
     67,400  EXAR CORPORATION+                                                                                           819,584
    369,600  INFORMATION SERVICES GROUP INCORPORATED+<<                                                                2,786,784
    344,114  MICROSEMI CORPORATION+<<                                                                                  9,156,874
    657,000  PMC-SIERRA INCORPORATED+<<                                                                                5,919,570
    198,000  POLYPORE INTERNATIONAL INCORPORATED+                                                                      3,397,680
    133,342  POWER INTEGRATIONS INCORPORATED+                                                                          4,337,615
     63,700  REGAL-BELOIT CORPORATION<<                                                                                3,123,848
    167,250  SOLERA HOLDINGS INCORPORATED+                                                                             3,597,548
    136,956  UNIVERSAL DISPLAY CORPORATION+<<                                                                          2,567,925

                                                                                                                      37,274,386
                                                                                                                  --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 5.22%
     89,188  ADVISORY BOARD COMPANY+                                                                                   5,726,761
    239,294  EXELIXIS INCORPORATED+<<                                                                                  2,632,234
     41,800  IHS INCORPORATED+                                                                                         2,635,490
    445,658  RESOURCES CONNECTION INCORPORATED+                                                                       10,147,633
     63,700  WATSON WYATT & COMPANY HOLDINGS                                                                           3,036,579

                                                                                                                      24,178,697
                                                                                                                  --------------
FINANCIAL INSTITUTIONS: 0.73%
    103,000  DOLLAR FINANCIAL CORPORATION+<<                                                                           3,378,400
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS: 0.45%
    179,300  SENOMYX INCORPORATED+<<                                                                                   2,072,708
                                                                                                                  --------------

HEALTH SERVICES: 3.42%
    249,774  INVENTIV HEALTH INCORPORATED+<<                                                                          10,547,956
    134,100  PSYCHIATRIC SOLUTIONS INCORPORATED+<<                                                                     5,310,360

                                                                                                                      15,858,316
                                                                                                                  --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.49%
    144,600  HHGREGG INCORPORATED+                                                                                     2,278,896
                                                                                                                  --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 2.32%
     61,768  GAYLORD ENTERTAINMENT COMPANY+<<                                                                          3,365,121
    450,600  GREAT WOLF RESORTS INCORPORATED+<<                                                                        5,884,836
    152,100  RED LION HOTELS CORPORATION+                                                                              1,493,622

                                                                                                                      10,743,579
                                                                                                                  --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.72%
     89,695  ACTUANT CORPORATION CLASS A<<                                                                             6,187,161
    208,784  GARDNER DENVER INCORPORATED+                                                                              7,543,366
     65,200  KAYDON CORPORATION<<                                                                                      3,507,108

                                                                                                                      17,237,635
                                                                                                                  --------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.26%
     43,700  EHEALTH INCORPORATED+<<                                                                                   1,220,978
                                                                                                                  --------------

52 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                      Portfolio of Investments--October 31, 2007


SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
INSURANCE CARRIERS: 2.43%
    171,300  FIRST MERCURY FINANCIAL CORPORATION+                                                                 $    3,794,295
     52,278  THE NAVIGATORS GROUP INCORPORATED+                                                                        3,152,363
    142,550  TOWER GROUP INCORPORATED                                                                                  4,303,585

                                                                                                                      11,250,243
                                                                                                                  --------------
LEGAL SERVICES: 2.84%
    242,100  FTI CONSULTING INCORPORATED+<<                                                                           13,146,030
                                                                                                                  --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 9.00%
    321,100  BRUKER BIOSCIENCES CORPORATION+                                                                           3,323,385
     49,000  DRS TECHNOLOGIES INCORPORATED                                                                             2,814,560
     63,700  ESTERLINE TECHNOLOGIES CORPORATION+<<                                                                     3,489,486
    143,100  EV3 INCORPORATED+<<                                                                                       2,100,708
    583,425  IXIA+                                                                                                     6,102,626
     58,716  ORTHOFIX INTERNATIONAL N.V.+                                                                              3,164,792
    236,669  SENORX INCORPORATED+                                                                                      2,146,588
     90,400  SIRONA DENTAL SYSTEMS INCORPORATED+<<                                                                     3,041,056
    111,400  SONOSITE INCORPORATED+<<                                                                                  3,920,166
    199,455  SPECTRANETICS CORPORATION+<<                                                                              3,191,280
    219,900  SYMMETRY MEDICAL INCORPORATED+                                                                            3,771,285
     62,870  VARIAN INCORPORATED+                                                                                      4,645,464

                                                                                                                      41,711,396
                                                                                                                  --------------

MEDICAL EQUIPMENT & SUPPLIES: 1.69%
    184,492  NORTHSTAR NEUROSCIENCE INCORPORATED+<<                                                                    2,444,519
    266,689  PSS WORLD MEDICAL INCORPORATED+                                                                           5,387,118

                                                                                                                       7,831,637
                                                                                                                  --------------
MEDICAL PRODUCTS: 0.61%
    165,450  VOLCANO CORPORATION+                                                                                      2,827,541
                                                                                                                  --------------

MOTION PICTURES: 0.72%
    194,800  CINEMARK HOLDINGS INCORPORATED                                                                            3,352,508
                                                                                                                  --------------

OIL & GAS EXTRACTION: 1.92%
    115,858  CONCHO RESOURCES INCORPORATED+                                                                            2,258,072
    234,330  PETROHAWK ENERGY CORPORATION+<<                                                                           4,335,105
     99,850  VENOCO INCORPORATED+                                                                                      2,282,571

                                                                                                                       8,875,748
                                                                                                                  --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 5.36%
    288,331  INNERWORKINGS INCORPORATED+<<                                                                             4,639,246
    191,667  SHUTTERFLY INCORPORATED+<<                                                                                6,395,928
    289,884  VISTAPRINT LIMITED+<<                                                                                    13,789,782

                                                                                                                      24,824,956
                                                                                                                  --------------
REAL ESTATE: 0.61%
    282,844  HFF INCORPORATED CLASS A+                                                                                 2,842,582
                                                                                                                  --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.24%
    116,624  EVERCORE PARTNERS INCORPORATED CLASS A                                                                    3,024,060
     77,211  FCSTONE GROUP INCORPORATED+<<                                                                             2,721,688

                                                                                                                       5,745,748
                                                                                                                  --------------

TEXTILE MILL PRODUCTS: 1.08%
    261,100  INTERFACE INCORPORATED                                                                                    4,994,843
                                                                                                                  --------------

Portfolio of Investments--October 31, 2007

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 53


SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
TRANSPORTATION EQUIPMENT: 0.53%
     50,200  POLARIS INDUSTRIES INCORPORATED                                                                      $    2,468,835
                                                                                                                  --------------
TRANSPORTATION SERVICES: 0.75%
    137,200  HUB GROUP INCORPORATED CLASS A+                                                                           3,480,763
                                                                                                                  --------------

WHOLESALE TRADE-DURABLE GOODS: 1.38%
    267,200  INTERLINE BRANDS INCORPORATED+                                                                            6,383,407
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $394,448,195)                                                                              440,803,635
                                                                                                                  --------------

COLLATERAL FOR SECURITIES LENDING: 38.07%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.70%
     64,118  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                  64,118
  1,863,998  BLACKROCKTEMP B #24 MONEY MARKET FUND                                                                     1,863,998
  1,304,799  DAILY ASSETS FUND INSTITUTIONAL                                                                           1,304,799

                                                                                                                       3,232,915
                                                                                                                  --------------

  PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 37.37%
$ 3,727,996  ALPINE SECURITIZATION CORPORATION++                                        4.89%       11/13/2007         3,721,472
  1,938,558  ALPINE SECURITIZATION CORPORATION                                          4.92        11/01/2007         1,938,558
  2,236,798  ATLANTIC ASSET SECURITIZATION CORPORATION++                                5.09        11/15/2007         2,232,235
    223,680  ATLANTIS ONE FUNDING CORPORATION++                                         5.00        11/02/2007           223,646
    671,039  ATOMIUM FUNDING LLC                                                        4.93        11/05/2007           670,650
    931,999  BANCO SANTANDER TOTTA LOAN+/-++                                            5.07        10/15/2008           930,154
    931,999  BANK OF IRELAND SERIES EXTC+/-++                                           5.35        10/14/2008           930,527
  3,355,197  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $3,355,671)                                                          5.09        11/01/2007         3,355,197
    745,599  BARTON CAPITAL CORPORATION++                                               5.00        11/02/2007           745,487
  1,304,799  BARTON CAPITAL CORPORATION                                                 5.01        11/06/2007         1,303,846
  1,863,998  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
             AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $1,864,256)                4.99        11/01/2007         1,863,998
  8,015,192  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE
             AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $8,016,314)                5.04        11/01/2007         8,015,192
    745,599  BNP PARIBAS+/-                                                             5.33        05/07/2008           745,130
  1,211,561  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $1,211,729)                                                          4.98        11/01/2007         1,211,561
  3,727,996  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $3,728,516)                                                          5.02        11/01/2007         3,727,996
    931,999  CHARIOT FUNDING LLC++                                                      4.82        11/07/2007           931,188
    931,999  CHARIOT FUNDING LLC++                                                      4.86        11/16/2007           929,958
    596,479  CHARIOT FUNDING LLC                                                        4.94        11/14/2007           595,346
    931,999  CHARIOT FUNDING LLC++                                                      4.95        11/06/2007           931,319
  2,423,198  CHEYNE FINANCE LLC+/-++^^                                                  4.83        02/25/2008         2,336,035
  1,863,998  CHEYNE FINANCE LLC+/-++^^                                                  4.98        05/19/2008         1,770,798
    372,800  CIT GROUP INCORPORATED+/-                                                  5.67        12/19/2007           371,987
    411,012  CIT GROUP INCORPORATED+/-                                                  5.73        11/23/2007           410,333
  9,436,098  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $9,437,414)                                                          5.02        11/01/2007         9,436,098
  2,236,798  CLIPPER RECEIVABLES CORPORATION++                                          5.06        11/09/2007         2,234,181
  1,453,919  CLIPPER RECEIVABLES CORPORATION++                                          5.11        11/08/2007         1,452,436
    521,919  CLIPPER RECEIVABLES CORPORATION++                                          5.13        11/01/2007           521,919
    186,400  COMERICA BANK+/-                                                           5.12        02/08/2008           186,344
  9,319,991  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $9,321,296)                                 5.04        11/01/2007         9,319,991

54 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                      Portfolio of Investments--October 31, 2007


SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 2,236,798  CULLINAN FINANCE CORPORATION+/-++                                          4.85%       02/25/2008    $    2,236,798
  2,795,997  CULLINAN FINANCE CORPORATION+/-++                                          5.01        08/04/2008         2,775,055
    931,999  CULLINAN FINANCE CORPORATION+/-++                                          5.32        02/12/2008           928,961
  1,491,199  FAIRWAY FINANCE CORPORATION                                                4.92        11/08/2007         1,489,677
    934,385  FAIRWAY FINANCE CORPORATION                                                5.01        11/05/2007           933,843
  1,491,199  FAIRWAY FINANCE CORPORATION++                                              5.10        11/02/2007         1,490,975
    931,999  FALCON ASSET SECURITIZATION CORPORATION++                                  5.32        11/06/2007           931,319
  1,188,858  FCAR OWNER TRUST SERIES I                                                  4.91        11/14/2007         1,186,599
  3,727,996  FIVE FINANCE INCORPORATED+/-++                                             5.18        07/09/2008         3,722,479
  2,609,597  GALLEON CAPITAL LLC++                                                      4.99        11/05/2007         2,608,084
  2,609,597  GALLEON CAPITAL LLC++                                                      5.10        11/02/2007         2,609,206
    372,800  HARRIER FINANCE FUNDING LLC+/-                                             4.89        04/25/2008           372,800
    931,999  HARRIER FINANCE FUNDING LLC+/-++                                           5.20        01/11/2008           932,027
  1,863,998  HUDSON-THAMES LLC+/-++                                                     5.67        06/16/2008         1,851,323
  2,423,198  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              5.13        08/16/2008         2,423,198
    931,999  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                 4.88        10/24/2008           930,415
     55,920  INTESA FUNDING LLC                                                         4.86        11/07/2007            55,871
 21,622,378  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $21,625,405)                                5.04        11/01/2007        21,622,378
  1,863,998  JUPITER SECURITIZATION CORPORATION                                         4.90        11/01/2007         1,863,998
  2,143,598  KESTREL FUNDING US LLC+/-++                                                4.84        02/25/2008         2,142,826
    372,800  KESTREL FUNDING US LLC+/-                                                  4.89        04/25/2008           372,800
    805,247  LIBERTY STREET FUNDING CORPORATION++                                       5.02        11/01/2007           805,247
  1,863,998  LINKS FINANCE LLC+/-++                                                     5.01        08/15/2008         1,860,624
  2,497,758  LIQUID FUNDING LIMITED+/-++                                                5.22        11/13/2007         2,497,757
  2,758,717  LIQUID FUNDING LIMITED+/-++                                                5.70        06/11/2008         2,760,841
  3,727,996  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $3,728,514)                                 5.00        11/01/2007         3,727,996
  1,230,239  MONT BLANC CAPITAL CORPORATION                                             4.90        11/07/2007         1,229,168
  3,882,577  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $3,883,118)                                                5.02        11/01/2007         3,882,577
    172,420  MORGAN STANLEY SERIES EXL+/-                                               5.22        10/15/2008           172,420
  1,192,959  NEWPORT FUNDING CORPORATION                                                5.11        11/14/2007         1,190,692
  1,677,598  NORTH SEA FUNDING LLC                                                      4.99        11/16/2007         1,673,924
  2,609,597  NORTH SEA FUNDING LLC                                                      5.13        11/08/2007         2,606,936
  1,863,998  NORTHERN ROCK PLC+/-++                                                     5.15        10/03/2008         1,854,492
    186,400  OLD LINE FUNDING CORPORATION                                               4.96        11/15/2007           186,020
    751,340  OLD LINE FUNDING CORPORATION                                               4.96        11/19/2007           749,372
  1,714,878  OLD LINE FUNDING CORPORATION                                               5.06        11/09/2007         1,712,872
    931,999  PERRY GLOBAL FUNDING LLC SERIES A++                                        5.13        11/15/2007           930,098
    931,999  PREMIUM ASSET TRUST+/-                                                     5.10        09/16/2008           931,999
  1,062,479  PREMIUM ASSET TRUST+/-++                                                   5.33        12/21/2007         1,062,351
    708,319  PYXIS MASTER TRUST SERIES 2007-3+/-++                                      5.51        11/27/2007           708,319
    150,797  RACERS TRUST SERIES 2004-6-MM+/-++                                         5.15        09/22/2006           150,677
  2,982,397  SCALDIS CAPITAL LIMITED++                                                  4.94        11/20/2007         2,974,136
  2,050,398  SCALDIS CAPITAL LIMITED++                                                  5.11        11/15/2007         2,046,215
  1,342,079  SEDNA FINANCE INCORPORATED+/-++                                            5.09        04/10/2008         1,341,193
    950,639  SHIPROCK FINANCE SERIES 2007-4A+/-++                                       5.16        04/11/2008           950,639

Portfolio of Investments--October 31, 2007

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 55


SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   726,959  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                             4.80%       02/29/2008    $      726,344
    931,999  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                             5.11        02/04/2008           931,990
    745,599  SLM CORPORATION+/-++                                                       5.11        05/12/2008           739,016
  1,155,679  STANFIELD VICTORIA FUNDING LLC+/-++                                        5.23        04/03/2008         1,155,089
  1,863,998  STANFIELD VICTORIA FUNDING LLC+/-++                                        5.57        02/15/2008         1,863,066
  1,752,158  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                       5.03        11/09/2007         1,750,108
    215,515  THE TRAVELERS INSURANCE COMPANY+/-                                         5.19        02/08/2008           215,511
  2,787,199  THUNDER BAY FUNDING INCORPORATED++                                         5.10        11/07/2007         2,784,774
    931,999  UNICREDITO ITALIANO BANK (IRELAND)+/-                                      5.11        10/14/2008           930,666
    931,999  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                         5.14        10/08/2008           930,881
    398,896  VARIABLE FUNDING CAPITAL COMPANY                                           4.98        11/01/2007           398,896
    969,279  VERSAILLES CDS LLC                                                         4.93        11/15/2007           967,302
    931,999  VERSAILLES CDS LLC                                                         5.15        11/06/2007           931,319
  1,603,038  VICTORIA FINANCE LLC+/-++                                                  5.01        07/28/2008         1,600,874
    931,999  VICTORIA FINANCE LLC+/-++                                                  5.03        08/07/2008           931,999
  1,863,998  WHITE PINE FINANCE LLC+/-++                                                5.46        02/22/2008         1,862,898

                                                                                                                     173,251,512
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $176,663,553)                                                          176,484,427
                                                                                                                  --------------
     SHARES
WARRANTS: 0.00%
        108  IMPERIAL CREDIT INDUSTRY+(A)                                                                                      0

TOTAL WARRANTS (COST $0)                                                                                                       0
                                                                                                                  --------------

SHORT-TERM INVESTMENTS: 3.96%
 18,396,284  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             18,396,284
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $18,396,284)                                                                       18,396,284
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $589,508,032)*                          137.14%                                                             $  635,684,346

OTHER ASSETS AND LIABILITIES, NET             (37.14)                                                               (172,140,238)
                                              ------                                                              --------------

TOTAL NET ASSETS                              100.00%                                                             $  463,544,108
                                              ------                                                              --------------

--------------------------------------------------------------------------------
  +   Non-income earning securities.

 <<   All or a portion of this security is on loan.

+/-   Variable rate investments.

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

 ^^ This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $18,396,284.

  * Cost for federal income tax purposes is $590,768,058 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                $  63,108,302
      Gross unrealized depreciation                  (18,192,014)
                                                   -------------

      Net unrealized appreciation (depreciation)   $  44,916,288

      The accompanying notes are an integral part of these financial statements.

56 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                      Portfolio of Investments--October 31, 2007


SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
COMMON STOCKS: 87.62%

APPAREL & ACCESSORY STORES: 0.65%
    209,700  CHILDREN'S PLACE RETAIL STORES INCORPORATED<<+                                                       $    5,368,320
     38,600  TALBOTS INCORPORATED<<                                                                                      567,806

                                                                                                                       5,936,126
                                                                                                                  --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.71%
    151,000  STANDARD PARKING CORPORATION<<+                                                                           6,477,900
                                                                                                                  --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.20%
     31,200  PERINI CORPORATION<<+                                                                                     1,789,320
                                                                                                                  --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.77%
    841,400  CENTRAL GARDEN & PET COMPANY<<+                                                                           6,975,206
                                                                                                                  --------------

BUSINESS SERVICES: 10.61%
    332,700  ASPEN TECHNOLOGY INCORPORATED+                                                                            5,802,288
    103,000  BRIGHT HORIZONS FAMILY SOLUTIONS INCORPORATED+                                                            3,996,400
     13,500  CONSTANT CONTACT INCORPORATED<<+                                                                            336,150
    142,800  CSG SYSTEMS INTERNATIONAL INCORPORATED+                                                                   2,931,684
    186,800  F5 NETWORKS INCORPORATED+                                                                                 6,730,404
    370,900  GARTNER INCORPORATED<<+                                                                                   8,122,710
    212,750  H&E EQUIPMENT SERVICES INCORPORATED+                                                                      3,750,783
     76,900  HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED                                                           3,323,618
    806,500  INFORMATICA CORPORATION<<+                                                                               13,775,020
    260,000  INTERWOVEN INCORPORATED+                                                                                  3,689,400
    433,500  ONLINE RESOURCES CORPORATION<<+                                                                           4,009,875
    390,600  PARAMETRIC TECHNOLOGY CORPORATION+                                                                        7,460,460
    138,019  PENNANTPARK INVESTMENT CORPORATION                                                                        1,802,528
    277,600  RIGHTNOW TECHNOLOGIES INCORPORATED<<+                                                                     5,557,552
    683,300  SONICWALL INCORPORATED<<+                                                                                 7,065,322
    165,800  THQ INCORPORATED<<+                                                                                       4,491,522
    385,400  VALUECLICK INCORPORATED+                                                                                 10,479,026
     92,400  VIAD CORPORATION<<                                                                                        3,274,656

                                                                                                                      96,599,398
                                                                                                                  --------------

CASINO & GAMING: 0.41%
    126,700  PINNACLE ENTERTAINMENT INCORPORATED<<+                                                                    3,699,640
                                                                                                                  --------------

CHEMICALS & ALLIED PRODUCTS: 6.01%
    267,500  ARRAY BIOPHARMA INCORPORATED<<+                                                                           2,996,000
    253,600  CABOT CORPORATION                                                                                         8,878,536
    109,900  FMC CORPORATION                                                                                           6,319,250
    108,787  IMMUCOR INCORPORATED<<+                                                                                   3,508,381
    124,100  KOOPER HOLDINGS INCORPORATED                                                                              5,559,680
    190,400  MEDICIS PHARMACEUTICAL CORPORATION CLASS A<<                                                              5,652,976
    188,500  NASTECH PHARMACEUTICAL COMPANY INCORPORATED<<+                                                            2,569,255
    568,300  PERRIGO COMPANY                                                                                          13,474,393
    490,700  SALIX PHARMACEUTICALS LIMITED<<+                                                                          5,741,190

                                                                                                                      54,699,661
                                                                                                                  --------------

COMMUNICATIONS: 3.56%
    259,400  CLEAR CHANNEL OUTDOOR HOLDINGS INCORPORATED<<+                                                            6,593,948
    155,200  CONSOLIDATED COMMUNICATIONS ILLINOIS HOLDINGS INCORPORATED<<                                              3,090,032
    137,100  GEOEYE INCORPORATED+                                                                                      4,292,601
    441,900  MEDIACOM COMMUNICATIONS CORPORATION<<+                                                                    2,540,925

Portfolio of Investments--October 31, 2007

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 57


SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
COMMUNICATIONS (Continued)
    454,000  PAETEC HOLDING CORPORATION<<+                                                                        $    6,106,300
    301,900  SYNIVERSE HOLDINGS INCORPORATED<<+                                                                        5,038,711
    204,800  TIME WARNER TELECOM INCORPORATED<<+                                                                       4,759,552

                                                                                                                      32,422,069
                                                                                                                  --------------

COMMUNICATIONS EQUIPMENT: 0.42%
     80,200  COMMSCOPE INCORPORATED<<+                                                                                 3,783,034
                                                                                                                  --------------

DEPOSITORY INSTITUTIONS: 5.19%
    235,100  BANK OF HAWAII CORPORATION                                                                               12,497,916
    107,500  BERKSHIRE HILLS BANCORP INCORPORATED                                                                      2,996,025
     93,497  CULLEN FROST BANKERS INCORPORATED                                                                         4,972,170
    299,110  CVB FINANCIAL CORPORATION<<                                                                               3,505,569
    309,500  EURONET WORLDWIDE INCORPORATED<<+                                                                         9,913,285
     65,200  SVB FINANCIAL GROUP<<+                                                                                    3,376,708
    206,900  WESTAMERICA BANCORPORATION<<                                                                              9,947,752

                                                                                                                      47,209,425
                                                                                                                  --------------

EATING & DRINKING PLACES: 0.42%
    153,300  SONIC CORPORATION+                                                                                        3,798,774
                                                                                                                  --------------

ELECTRIC, GAS & SANITARY SERVICES: 3.96%
     70,000  CLEAN HARBORS INCORPORATED+                                                                               3,446,100
    159,900  NORTHWESTERN CORPORATION<<                                                                                4,410,042
     63,400  ORMAT TECHNOLOGIES INCORPORATED<<                                                                         3,419,162
    136,550  PNM RESOURCES INCORPORATED                                                                                3,415,116
    164,200  PORTLAND GENERAL ELECTRIC COMPANY<<                                                                       4,622,230
     51,800  UIL HOLDINGS CORPORATION                                                                                  1,822,324
    195,500  UNISOURCE ENERGY CORPORATION<<                                                                            6,201,260
    256,450  WASTE CONNECTIONS INCORPORATED<<+                                                                         8,670,575

                                                                                                                      36,006,809
                                                                                                                  --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 4.95%
    598,800  ARRIS GROUP INCORPORATED<<+                                                                               6,886,200
    526,300  GSI TECHNOLOGY INCORPORATED+                                                                              1,552,585
    282,900  IPG PHOTONICS CORPORATION<<+                                                                              5,386,416
    322,000  MICROSEMI CORPORATION<<+                                                                                  8,568,420
    573,600  QLOGIC CORPORATION+                                                                                       8,908,008
     95,100  STANDARD MICROSYSTEMS CORPORATION<<+                                                                      3,708,900
    353,600  VISHAY INTERTECHNOLOGY INCORPORATED+                                                                      4,451,824
    457,300  VOLTERRA SEMICONDUCTOR CORPORATION<<+                                                                     5,620,217

                                                                                                                      45,082,570
                                                                                                                  --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 2.29%
    200,500  DIAMOND MANAGEMENT & TECHNOLOGY CONSULTANTS INCORPORATED                                                  2,141,340
    563,400  LEXICON GENETICS INCORPORATED<<+                                                                          2,033,874
    240,700  LUMINEX CORPORATION<<+                                                                                    3,836,758
    320,000  MTC TECHNOLOGIES INCORPORATED<<+                                                                          5,852,800
    146,500  WATSON WYATT & WORLDWIDE INCORPORATED<<                                                                   6,983,655

                                                                                                                      20,848,427
                                                                                                                  --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.93%
    114,000  SHAW GROUP INCORPORATED+                                                                                  8,504,400
                                                                                                                  --------------

FOOD & KINDRED PRODUCTS: 0.24%
    101,100  FLOWERS FOODS INCORPORATED<<                                                                              2,218,134
                                                                                                                  --------------

58 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                      Portfolio of Investments--October 31, 2007


SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
HEALTH SERVICES: 2.77
     99,300  AMSURG CORPORATION+                                                                                  $    2,626,485
     19,300  ATHENAHEALTH INCORPORATED<<+                                                                                737,839
    181,900  DIALYSIS CORPORATION OF AMERICA+                                                                          1,691,670
     93,400  PSYCHIATRIC SOLUTIONS INCORPORATED<<+                                                                     3,698,640
    208,000  SIRTRIS PHARMACEUTICALS INCORPORATED<<+                                                                   3,527,680
    278,800  SKILLED HEALTHCARE GROUP INCORPORATED+                                                                    4,566,744
    519,800  SUN HEALTHCARE GROUP INCORPORATED<<+                                                                      8,394,770

                                                                                                                      25,243,828
                                                                                                                  --------------

HOLDING & OTHER INVESTMENT OFFICES: 3.05%
    350,450  ANNALY MORTGAGE MANAGEMENT INCORPORATED                                                                   5,989,191
    111,000  DIGITAL REALITY TRUST INCORPORATED                                                                        4,882,890
     84,760  EXTERRAN HOLDINGS INCORPORATED<<+                                                                         7,136,792
    223,600  INVESTORS REAL ESTATE TRUST<<                                                                             2,426,060
    287,200  NATIONAL RETAIL PROPERTIES INCORPORATED                                                                   7,280,520

                                                                                                                      27,715,453
                                                                                                                  --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.47%
     96,200  HOME INNS & HOTELS MANAGEMENT ADR<<+                                                                      4,235,686
                                                                                                                  --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 8.30%
     98,400  ACTUANT CORPORATION CLASS A<<                                                                             6,787,632
    536,300  DRESSER RAND GROUP INCORPORATED<<+                                                                       20,754,810
    559,200  EMULEX CORPORATION<<+                                                                                    12,112,272
    135,100  IDEX CORPORATION                                                                                          4,785,242
     61,800  MANITOWOC COMPANY INCORPORATED                                                                            3,044,268
     44,000  RITCHIE BROTHERS AUCTIONEERS INCORPORATED                                                                 3,292,520
    439,300  SCIENTIFIC GAMES CORPORATION CLASS A<<+                                                                  15,880,695
    212,529  SHAW INDUSTRIES LIMITED CLASS A                                                                           8,864,281

                                                                                                                      75,521,720
                                                                                                                  --------------

INSURANCE CARRIERS: 3.49%
    132,792  ARGO GROUP INTERNATIONAL HOLDINGS LIMITED+                                                                5,658,267
    774,700  CONSECO INCORPORATED+                                                                                    12,232,513
    243,300  REINSURANCE GROUP OF AMERICA INCORPORATED                                                                13,899,729

                                                                                                                      31,790,509
                                                                                                                  --------------

JUSTICE, PUBLIC ORDER & SAFETY: 1.20%
    345,900  GEO GROUP INCORPORATED<<+                                                                                10,940,817
                                                                                                                  --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 11.02%
    915,300  BRUKER BIOSCIENCES CORPORATION+                                                                           9,473,355
    287,200  CEPHEID INCORPORATED<<+                                                                                   7,432,736
    197,600  COOPER COMPANIES INCORPORATED<<                                                                           8,299,200
    246,700  DJ ORTHOPEDICS INCORPORATED+                                                                             12,322,665
     77,500  DRS TECHNOLOGIES INCORPORATED                                                                             4,451,600
    191,100  ESCO TECHNOLOGIES INCORPORATED<<+                                                                         7,909,629
    375,000  FEI COMPANY<<+                                                                                           10,878,750
    133,200  HAEMONETICS CORPORATION<<+                                                                                6,845,148
    184,900  POLYMEDICA CORPORATION<<                                                                                  9,792,304
    172,800  SIRONA DENTAL SYSTEMS INCORPORATED<<+                                                                     5,812,992
    308,800  TEKTRONIX INCORPORATED                                                                                   11,688,080
      4,100  TRANS1 INCORPORATED<<+                                                                                      102,500
    292,200  VEECO INSTRUMENTS INCORPORATED<<+                                                                         5,280,054

                                                                                                                     100,289,013
                                                                                                                  --------------

Portfolio of Investments--October 31, 2007

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 59


SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
MEDICAL EQUIPMENT & SUPPLIES: 0.16%
    109,200  NORTHSTAR NEUROSCIENCE INCORPORATED<<+                                                               $    1,446,900
                                                                                                                  --------------

MEDICAL PRODUCTS: 0.19%
    102,200  VOLCANO CORPORATION+                                                                                      1,746,598
                                                                                                                  --------------

MEMBERSHIP ORGANIZATIONS: 0.08%
     34,200  PARALLEL PETE CORPORATION                                                                                   700,074
                                                                                                                  --------------

METAL MINING: 1.18%
    227,300  PAN AMERICAN SILVER CORPORATION+                                                                          7,530,449
    215,678  YAMANA GOLD INCORPORATED                                                                                  3,239,476

                                                                                                                      10,769,925
                                                                                                                  --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.24%
    265,800  CENTRAL GARDEN & PET COMPANY CLASS A<<+                                                                   2,211,456
                                                                                                                  --------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 0.44%
    192,646  APOLLO INVESTMENT CORPORATION<<                                                                           4,007,037
                                                                                                                  --------------

OIL & GAS EXTRACTION: 4.39%
     26,800  ARENA RESOURCES INCORPORATED<<+                                                                             978,468
    258,000  CONCHO RESOURCES INCORPORATED+                                                                            5,028,420
    160,594  DENBURY RESOURCES INCORPORATED<<+                                                                         9,089,620
    345,510  GALLEON ENERGY INCORPORATED A+                                                                            5,263,207
    305,500  ST. MARY LAND & EXPLORATION COMPANY                                                                      12,940,980
    173,811  WILLBROS GROUP INCORPORATED<<+                                                                            6,651,747

                                                                                                                      39,952,442
                                                                                                                  --------------

PERSONAL SERVICES: 0.57%
    153,900  REGIS CORPORATION                                                                                         5,171,040
                                                                                                                  --------------

PRIMARY METAL INDUSTRIES: 1.06%
     74,700  BRUSH ENGINEERED MATERIALS INCORPORATED+                                                                  3,608,010
     90,900  SCHNITZER STEEL INDUSTRY                                                                                  6,005,763

                                                                                                                       9,613,773
                                                                                                                  --------------

RAILROAD TRANSPORTATION: 0.43%
    100,700  KANSAS CITY SOUTHERN<<+                                                                                   3,896,083
                                                                                                                  --------------

REAL ESTATE INVESTMENT TRUSTS (REITS): 0.87%
    179,311  HEALTH CARE REIT INCORPORATED                                                                             7,941,684
                                                                                                                  --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.41%
     91,200  WEST PHARMACEUTICAL SERVICES INCORPORATED                                                                 3,770,208
                                                                                                                  --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.29%
     63,700  INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                                 2,669,030
                                                                                                                  --------------

SOFTWARE: 0.58%
    133,000  MANTECH INTERNATIONAL CORPORATION CLASS A<<+                                                              5,288,080
                                                                                                                  --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.66%
    134,200  CARBO CERAMICS INCORPORATED<<                                                                             6,028,264
                                                                                                                  --------------

TEXTILE MILL PRODUCTS: 0.65%
     97,000  ALBANY INTERNATIONAL CORPORATION CLASS A                                                                  3,637,500
    119,400  INTERFACE INCORPORATED                                                                                    2,284,122

                                                                                                                       5,921,622
                                                                                                                  --------------

60 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                      Portfolio of Investments--October 31, 2007


SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
TRANSPORTATION BY AIR: 0.34%
    144,300  REPUBLIC AIRWAYS HOLDINGS INCORPORATED<<+                                                            $    3,072,147
                                                                                                                  --------------

TRANSPORTATION SERVICES: 0.38%
    188,700  AMBASSADORS GROUP INCORPORATED                                                                            3,428,679
                                                                                                                  --------------

WATER TRANSPORTATION: 1.61%
    213,400  HORIZON LINES INCORPORATED<<                                                                              6,713,564
    249,900  SEASPAN CORPORATION<<                                                                                     7,976,808

                                                                                                                      14,690,372
                                                                                                                  --------------

WHOLESALE TRADE NON-DURABLE GOODS: 0.81%
    145,700  AIRGAS INCORPORATED                                                                                       7,353,479
                                                                                                                  --------------

WHOLESALE TRADE-DURABLE GOODS: 0.67%
    178,700  GENESIS MICROCHIP INCORPORATED+                                                                           1,318,806
    122,900  LKQ CORPORATION<<+                                                                                        4,739,024

                                                                                                                       6,057,830
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $649,688,484)                                                                              797,524,642
                                                                                                                  --------------

INVESTMENT COMPANIES: 0.97%
    107,300  ISHARES RUSSELL 2000 INDEX FUND<<                                                                         8,832,934

TOTAL INVESTMENT COMPANIES (COST $9,047,989)                                                                           8,832,934
                                                                                                                  --------------

COLLATERAL FOR SECURITIES LENDING: 33.39%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.61%
    110,377  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                 110,377
  3,208,816  BLACKROCKTEMP B #24 MONEY MARKET FUND                                                                     3,208,816
  2,246,171  DAILY ASSETS FUND INSTITUTIONAL                                                                           2,246,171

                                                                                                                       5,565,364
                                                                                                                  --------------

  PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 32.77%
$ 6,417,632  ALPINE SECURITIZATION CORPORATION++                                        4.89%       11/13/2007         6,406,401
  3,337,168  ALPINE SECURITIZATION CORPORATION                                          4.92        11/01/2007         3,337,168
  3,850,579  ATLANTIC ASSET SECURITIZATION CORPORATION++                                5.09        11/15/2007         3,842,724
    385,058  ATLANTIS ONE FUNDING CORPORATION++                                         5.00        11/02/2007           385,000
  1,155,174  ATOMIUM FUNDING LLC                                                        4.93        11/05/2007         1,154,504
  1,604,408  BANCO SANTANDER TOTTA LOAN+/-++                                            5.07        10/15/2008         1,601,231
  1,604,408  BANK OF IRELAND SERIES EXTC+/-++                                           5.35        10/14/2008         1,601,873
  5,775,868  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $5,776,685)                                                          5.09        11/01/2007         5,775,868
  1,283,526  BARTON CAPITAL CORPORATION++                                               5.00        11/02/2007         1,283,334
  2,246,171  BARTON CAPITAL CORPORATION                                                 5.01        11/06/2007         2,244,531
  3,208,816  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
             AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $3,209,261)                4.99        11/01/2007         3,208,816
 13,797,908  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
             102% COLLATERALIZED (MATURITY VALUE $13,799,840)                           5.04        11/01/2007        13,797,908
  1,283,526  BNP PARIBAS+/-                                                             5.33        05/07/2008         1,282,718
  2,085,666  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $2,085,955)                                                4.98        11/01/2007         2,085,666
  6,417,632  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $6,418,527)                                                5.02        11/01/2007         6,417,632
  1,604,408  CHARIOT FUNDING LLC++                                                      4.82        11/07/2007         1,603,012

Portfolio of Investments--October 31, 2007

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 61


SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 1,604,408  CHARIOT FUNDING LLC++                                                      4.86%       11/16/2007    $    1,600,894
  1,026,821  CHARIOT FUNDING LLC                                                        4.94        11/14/2007         1,024,870
  1,604,408  CHARIOT FUNDING LLC++                                                      4.95        11/06/2007         1,603,237
  4,171,461  CHEYNE FINANCE LLC+/-++^^                                                  4.83        02/25/2008         4,021,413
  3,208,816  CHEYNE FINANCE LLC+/-++^^                                                  4.98        05/19/2008         3,048,375
    641,763  CIT GROUP INCORPORATED+/-                                                  5.67        12/19/2007           640,364
    707,544  CIT GROUP INCORPORATED+/-                                                  5.73        11/23/2007           706,376
 16,243,955  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $16,246,220)                                                         5.02        11/01/2007        16,243,955
  3,850,579  CLIPPER RECEIVABLES CORPORATION++                                          5.06        11/09/2007         3,846,074
  2,502,876  CLIPPER RECEIVABLES CORPORATION++                                          5.11        11/08/2007         2,500,323
    898,468  CLIPPER RECEIVABLES CORPORATION++                                          5.13        11/01/2007           898,468
    320,882  COMERICA BANK+/-                                                           5.12        02/08/2008           320,785
 16,044,079  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $16,046,325)                                5.04        11/01/2007        16,044,079
  3,850,579  CULLINAN FINANCE CORPORATION+/-++                                          4.85        02/25/2008         3,850,579
  4,813,224  CULLINAN FINANCE CORPORATION+/-++                                          5.01        08/04/2008         4,777,173
  1,604,408  CULLINAN FINANCE CORPORATION+/-++                                          5.32        02/12/2008         1,599,178
  2,567,053  FAIRWAY FINANCE CORPORATION                                                4.92        11/08/2007         2,564,434
  1,608,515  FAIRWAY FINANCE CORPORATION                                                5.01        11/05/2007         1,607,582
  2,567,053  FAIRWAY FINANCE CORPORATION++                                              5.10        11/02/2007         2,566,668
  1,604,408  FALCON ASSET SECURITIZATION CORPORATION++                                  5.32        11/06/2007         1,603,237
  2,046,583  FCAR OWNER TRUST SERIES I                                                  4.91        11/14/2007         2,042,694
  6,417,632  FIVE FINANCE INCORPORATED+/-++                                             5.18        07/09/2008         6,408,134
  4,492,342  GALLEON CAPITAL LLC++                                                      4.99        11/05/2007         4,489,737
  4,492,342  GALLEON CAPITAL LLC++                                                      5.10        11/02/2007         4,491,668
    641,763  HARRIER FINANCE FUNDING LLC+/-                                             4.89        04/25/2008           641,763
  1,604,408  HARRIER FINANCE FUNDING LLC+/-++                                           5.20        01/11/2008         1,604,456
  3,208,816  HUDSON-THAMES LLC+/-++                                                     5.67        06/16/2008         3,186,996
  4,171,461  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              5.13        08/16/2008         4,171,461
  1,604,408  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                 4.88        10/24/2008         1,601,680
     96,264  INTESA FUNDING LLC                                                         4.86        11/07/2007            96,181
 37,222,263  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $37,227,474)                                5.04        11/01/2007        37,222,263
  3,208,816  JUPITER SECURITIZATION CORPORATION                                         4.90        11/01/2007         3,208,816
  3,690,138  KESTREL FUNDING US LLC+/-++                                                4.84        02/25/2008         3,688,810
    641,763  KESTREL FUNDING US LLC+/-                                                  4.89        04/25/2008           641,763
  1,386,208  LIBERTY STREET FUNDING CORPORATION++                                       5.02        11/01/2007         1,386,208
  3,208,816  LINKS FINANCE LLC+/-++                                                     5.01        08/15/2008         3,203,008
  4,299,813  LIQUID FUNDING LIMITED+/-++                                                5.22        11/13/2007         4,299,813
  4,749,047  LIQUID FUNDING LIMITED+/-++                                                5.70        06/11/2008         4,752,704
  6,417,632  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT -
             102% COLLATERALIZED (MATURITY VALUE $6,418,523)                            5.00        11/01/2007         6,417,632
  2,117,818  MONT BLANC CAPITAL CORPORATION                                             4.90        11/07/2007         2,115,976
  6,683,738  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE  $6,684,670)                                               5.02        11/01/2007         6,683,738
    296,815  MORGAN STANLEY SERIES EXL+/-                                               5.22        10/15/2008           296,815
  2,053,642  NEWPORT FUNDING CORPORATION                                                5.11        11/14/2007         2,049,740
  2,887,934  NORTH SEA FUNDING LLC                                                      4.99        11/16/2007         2,881,610

62 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                      Portfolio of Investments--October 31, 2007


SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 4,492,342  NORTH SEA FUNDING LLC                                                      5.13%       11/08/2007    $    4,487,760
  3,208,816  NORTHERN ROCK PLC+/-++                                                     5.15        10/03/2008         3,192,451
    320,882  OLD LINE FUNDING CORPORATION                                               4.96        11/15/2007           320,227
  1,293,409  OLD LINE FUNDING CORPORATION                                               4.96        11/19/2007         1,290,021
  2,952,111  OLD LINE FUNDING CORPORATION                                               5.06        11/09/2007         2,948,657
  1,604,408  PERRY GLOBAL FUNDING LLC SERIES A++                                        5.13        11/15/2007         1,601,135
  1,604,408  PREMIUM ASSET TRUST+/-                                                     5.10        09/16/2008         1,604,408
  1,829,025  PREMIUM ASSET TRUST+/-++                                                   5.33        12/21/2007         1,828,806
  1,219,350  PYXIS MASTER TRUST SERIES 2007-3+/-++                                      5.51        11/27/2007         1,219,350
    259,593  RACERS TRUST SERIES 2004-6-MM+/-++                                         5.15        09/22/2006           259,385
  5,134,105  SCALDIS CAPITAL LIMITED++                                                  4.94        11/20/2007         5,119,884
  3,529,697  SCALDIS CAPITAL LIMITED++                                                  5.11        11/15/2007         3,522,497
  2,310,347  SEDNA FINANCE INCORPORATED+/-++                                            5.09        04/10/2008         2,308,823
  1,636,496  SHIPROCK FINANCE SERIES 2007-4A+/-++                                       5.16        04/11/2008         1,636,496
  1,251,438  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                             4.80        02/29/2008         1,250,378
  1,604,408  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                             5.11        02/04/2008         1,604,392
  1,283,526  SLM CORPORATION+/-++                                                       5.11        05/12/2008         1,272,193
  1,989,466  STANFIELD VICTORIA FUNDING LLC+/-++                                        5.23        04/03/2008         1,988,451
  3,208,816  STANFIELD VICTORIA FUNDING LLC+/-++                                        5.57        02/15/2008         3,207,211
  3,016,287  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                       5.03        11/09/2007         3,012,758
  4,798,078  THUNDER BAY FUNDING INCORPORATED++                                         5.10        11/07/2007         4,793,904
    371,003  TRAVELLERS INSURANCE COMPANY+/-                                            5.19        02/08/2008           370,996
  1,604,408  UNICREDITO ITALIANO BANK (IRELAND)+/-                                      5.11        10/14/2008         1,602,114
  1,604,408  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                         5.14        10/08/2008         1,602,483
    686,687  VARIABLE FUNDING CAPITAL COMPANY                                           4.98        11/01/2007           686,687
  1,668,584  VERSAILLES CDS LLC                                                         4.93        11/15/2007         1,665,180
  1,604,408  VERSAILLES CDS LLC                                                         5.15        11/06/2007         1,603,237
  2,759,582  VICTORIA FINANCE LLC+/-++                                                  5.01        07/28/2008         2,755,856
  1,604,408  VICTORIA FINANCE LLC+/-++                                                  5.03        08/07/2008         1,604,408
  3,208,816  WHITE PINE FINANCE LLC+/-++                                                5.46        02/22/2008         3,206,920

                                                                                                                     298,247,184
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $304,120,908)                                                          303,812,548
                                                                                                                  --------------

     SHARES
SHORT-TERM INVESTMENTS: 10.88%
 99,091,672  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             99,091,672
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $99,091,672)                                                                       99,091,672
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,061,949,052)*                                      132.86%                                               $1,209,261,796

OTHER ASSETS AND LIABILITIES, NET                           (32.86)                                                 (299,099,856)
                                                            ------                                                --------------
TOTAL NET ASSETS                                            100.00%                                               $  910,161,940
                                                            ------                                                --------------

Portfolio of Investments--October 31, 2007

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 63


SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 <<   All or a portion of this security is on loan.

  +   Non-income earning securities.

+/-   Variable rate investments.

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

 ^^ This security is currently in default with regards to scheduled interest and/or principal payments.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $99,091,672.

  * Cost for federal income tax purposes is $1,062,213,506 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                               $ 173,304,070
      Gross unrealized depreciation                                 (26,255,780)
                                                                  --------------
      Net unrealized appreciation (depreciations)                 $ 147,048,290

      The accompanying notes are an integral part of these financial statements.

64 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                      Portfolio of Investments--October 31, 2007


SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 94.13%
APPAREL & ACCESSORY STORES: 0.54%
  1,210,900  COLLECTIVE BRANDS INCORPORATED+                                                                      $   22,389,541
                                                                                                                  --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.11%
    337,700  PALM HARBOR HOMES INCORPORATED+                                                                           4,805,471
                                                                                                                  --------------
BUSINESS SERVICES: 5.82%
 16,328,600  3COM CORPORATION+                                                                                        79,683,568
  2,478,600  ABM INDUSTRIES INCORPORATED                                                                              58,296,672
  1,402,400  COGNEX CORPORATION#                                                                                      25,215,152
    768,700  DELUXE CORPORATION                                                                                       31,009,358
    654,800  HEALTHCARE SERVICES GROUP                                                                                14,379,408
    287,400  HIGHLANDS ACQUISITION CORPORATION+                                                                        2,874,000
  1,477,900  KFORCE INCORPORATED+                                                                                     17,793,916
    964,400  MPS GROUP INCORPORATED+                                                                                  11,775,324
     74,700  SRA INTERNATIONAL INCORPORATED CLASS A+#                                                                  2,051,262

                                                                                                                     243,078,660
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS: 3.99%
  1,534,600  ALPHARMA INCORPORATED CLASS A+                                                                           31,643,452
    886,900  CALGON CARBON CORPORATION+#                                                                              13,214,810
    459,300  OM GROUP INCORPORATED+#                                                                                  24,333,714
  5,054,900  ORASURE TECHNOLOGIES INCORPORATED+**#                                                                    45,847,943
  3,397,000  PRESTIGE BRANDS HOLDINGS INCORPORATED+**                                                                 35,532,620
  1,244,825  SALIX PHARMACEUTICALS LIMITED+                                                                           14,564,453
  2,197,300  WELLMAN INCORPORATED**                                                                                    1,472,191

                                                                                                                     166,609,183
                                                                                                                  --------------
COMMUNICATIONS: 3.75%
  2,989,895  CHINA GRENTECH CORPORATION LIMITED ADR+**                                                                30,108,243
  8,589,200  CINCINNATI BELL INCORPORATED+                                                                            46,553,464
  9,652,900  CITADEL BROADCASTING CORPORATION+                                                                        42,472,760
    814,100  ENTRAVISION COMMUNICATIONS CORPORATION CLASS A+                                                           7,408,310
  1,919,500  MASTEC INCORPORATED+#                                                                                    30,308,905

                                                                                                                     156,851,682
                                                                                                                  --------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 3.73%
  3,032,400  CHICAGO BRIDGE & IRON COMPANY NV NEW YORK SHARES#                                                       151,620,000
    143,000  MATRIX SERVICE COMPANY+                                                                                   4,217,070

                                                                                                                     155,837,070
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS: 0.26%
    573,000  THE COLONIAL BANCGROUP INCORPORATED                                                                      10,990,140
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES: 0.13%
    305,400  EL PASO CORPORATION                                                                                       5,393,364
                                                                                                                  --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 5.61%
  3,247,600  ANDREW CORPORATION+                                                                                      47,609,816
    119,330  EVANS & SUTHERLAND COMPUTER CORPORATION+                                                                    212,407
  2,705,400  GRAFTECH INTERNATIONAL LIMITED+#                                                                         51,132,060
 10,230,400  MRV COMMUNICATIONS INCORPORATED+                                                                         29,054,336
    907,300  NORTEL NETWORKS CORPORATION ADR+                                                                         14,634,749
  1,428,000  OSI SYSTEMS INCORPORATED+**                                                                              35,742,840

  5,929,000  POWER-ONE INCORPORATED+**                                                                                33,617,430

Portfolio of Investments--October 31, 2007

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 65


SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
  1,886,200  POWERWAVE TECHNOLOGIES+                                                                              $   10,487,272
    935,700  VISHAY INTERTECHNOLOGY INCORPORATED+                                                                     11,780,463

                                                                                                                     234,271,373
                                                                                                                  --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.40%
    144,400  CDI CORPORATION                                                                                           3,979,664
    553,400  INFINITY PHARMACEUTICALS INCORPORATED+                                                                    5,866,040
    747,000  SYMYX TECHNOLOGIES INCORPORATED+                                                                          6,879,870

                                                                                                                      16,725,574
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS: 2.10%
  8,479,300  DEL MONTE FOODS COMPANY                                                                                  87,675,962
                                                                                                                  --------------
GENERAL MERCHANDISE STORES: 0.39%
  1,089,500  FOOT LOCKER INCORPORATED#                                                                                16,222,655
                                                                                                                  --------------
HEALTH SERVICES: 2.25%
  2,545,800  CROSS COUNTRY HEALTHCARE INCORPORATED+**                                                                 39,994,518
  1,563,900  GENTIVA HEALTH SERVICES INCORPORATED+**                                                                  29,682,822
  1,078,500  MDS INCORPORATED                                                                                         24,255,465

                                                                                                                      93,932,805
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES: 4.49%
  4,675,700  ANNALY CAPITAL MANAGEMENT INCORPORATED                                                                   79,907,713
    793,800  DISCOVERY HOLDING COMPANY CLASS A+#                                                                      22,631,238
  3,617,070  HILLTOP HOLDINGS INCORPORATED+**                                                                         43,477,181
  3,046,900  MFA MORTGAGE INVESTMENTS INCORPORATED                                                                    26,081,464
    511,949  SUN COMMUNITIES INCORPORATED                                                                             15,614,445

                                                                                                                     187,712,041
                                                                                                                  --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.23%
  1,930,200  EMPIRE RESORTS INCORPORATED+**                                                                            9,554,490
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 3.30%
  3,602,700  CRAY INCORPORATED+**                                                                                     21,868,389
  3,835,700  INTERMEC INCORPORATED+**#                                                                                97,503,494
    120,000  SMITH INTERNATIONAL INCORPORATED#                                                                         7,926,000
  1,365,600  VOYAGER LEARNING COMPANY+                                                                                10,747,272

                                                                                                                     138,045,155
                                                                                                                  --------------
INSURANCE CARRIERS: 2.79%
  1,626,100  ARGO GROUP INTERNATIONAL HOLDINGS LIMITED+**                                                             69,288,121
     72,890  DONEGAL GROUP INCORPORATED CLASS A                                                                        1,251,521
    609,500  MERCURY GENERAL CORPORATION                                                                              31,273,445
    331,000  NYMAGIC INCORPORATED                                                                                      9,546,040
    220,000  WELLCARE HEALTH PLANS INCORPORATED+#                                                                      5,321,800

                                                                                                                     116,680,927
                                                                                                                  --------------
JUSTICE, PUBLIC ORDER & SAFETY: 1.85%
  2,445,300  GEO GROUP INCORPORATED+#                                                                                 77,344,839
                                                                                                                  --------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 2.24%
  7,522,800  CHAMPION ENTERPRISES INCORPORATED+**#                                                                    89,220,408
    124,000  SKYLINE CORPORATION                                                                                       4,394,560

                                                                                                                      93,614,968
                                                                                                                  --------------

66 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                      Portfolio of Investments--October 31, 2007


SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 2.53%
    518,100  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP#                                                        $   19,242,234
  1,027,100  COHERENT INCORPORATED+#                                                                                  33,688,880
  7,445,637  CREDENCE SYSTEMS CORPORATION+**                                                                          22,709,193
    870,000  ION GEOPHYSICAL CORPORATION+#                                                                            13,180,500
    974,400  SYMMETRY MEDICAL INCORPORATED+                                                                           16,710,960

                                                                                                                     105,531,767
                                                                                                                  --------------
METAL MINING: 11.12%
  5,087,300  APEX SILVER MINES LIMITED+**                                                                            104,289,650
  4,500,900  GOLDCORP INCORPORATED#                                                                                  158,116,617
    977,800  MERIDIAN GOLD INCORPORATED+#                                                                             40,050,688
  4,505,200  RANDGOLD RESOURCES LIMITED ADR**#                                                                       161,916,888

                                                                                                                     464,373,843
                                                                                                                  --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.96%
  1,867,500  ACCO BRANDS CORPORATION+#                                                                                40,039,200
                                                                                                                  --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.20%
  1,104,100  COVENANT TRANSPORT INCORPORATED CLASS A+**                                                                8,369,078
                                                                                                                  --------------
OIL & GAS EXTRACTION: 22.80%
  1,047,900  BOOTS & COOTS INTERNATIONAL CONTROL INCORPORATED+                                                         1,508,976
    949,800  FOREST OIL CORPORATION+#                                                                                 46,150,782
  6,206,400  GLOBAL INDUSTRIES LIMITED+**#                                                                           152,801,568
  1,183,733  HELIX ENERGY SOLUTIONS GROUP INCORPORATED+#                                                              54,747,651
  1,799,300  HELMERICH & PAYNE INCORPORATED#                                                                          56,893,866
  3,634,800  KEY ENERGY SERVICES INCORPORATED+                                                                        49,905,804
    745,400  MARINER ENERGY INCORPORATED+#                                                                            18,635,000
  3,132,500  MCMORAN EXPLORATION COMPANY+**                                                                           38,153,850
    642,100  NEWFIELD EXPLORATION COMPANY+#                                                                           34,570,664
  8,089,200  NEWPARK RESOURCES INCORPORATED+**                                                                        50,719,284
    358,000  NOBLE ENERGY INCORPORATED#                                                                               27,401,320
    833,300  OCEANEERING INTERNATIONAL INCORPORATED+#                                                                 64,389,091
  1,444,000  PARKER DRILLING COMPANY+                                                                                 12,187,360
    455,200  PETROHAWK ENERGY CORPORATION+                                                                             8,421,200
    714,100  PETROQUEST ENERGY INCORPORATED+                                                                           9,211,890
    327,600  PIONEER NATURAL RESOURCES COMPANY#                                                                       16,714,152
    798,700  PRIDE INTERNATIONAL INCORPORATED+                                                                        29,472,030
  3,560,600  RANGE RESOURCES CORPORATION#                                                                            159,977,758
    251,000  TRANSOCEAN INCORPORATED+#                                                                                29,961,870
  2,340,660  TRILOGY ENERGY TRUST                                                                                     19,698,562
  1,853,500  WILLBROS GROUP INCORPORATED+**                                                                           70,933,445

                                                                                                                     952,456,123
                                                                                                                  --------------
PAPER & ALLIED PRODUCTS: 0.57%
  1,009,700  CHESAPEAKE CORPORATION**                                                                                  7,481,877
  1,623,000  WAUSAU PAPER CORPORATION                                                                                 16,246,230

                                                                                                                      23,728,107
                                                                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 2.00%
    378,800  ASHLAND INCORPORATED#                                                                                    22,243,136
  2,629,900  INTEROIL CORPORATION+**                                                                                  61,171,474

                                                                                                                      83,414,610
                                                                                                                  --------------

Portfolio of Investments--October 31, 2007

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 67


SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
PRIMARY METAL INDUSTRIES: 4.34%
    460,000  CARPENTER TECHNOLOGY CORPORATION#                                                                    $   66,658,600
    495,000  ENCORE WIRE CORPORATION#                                                                                 10,395,000
  1,499,600  STEEL DYNAMICS INCORPORATED#                                                                             79,808,712
    139,500  UNITED STATES STEEL CORPORATION#                                                                         15,052,050
     99,370  WEBCO INDUSTRIES INCORPORATED+**                                                                          9,340,733

                                                                                                                     181,255,095
                                                                                                                  --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.27%
    951,500  MCCLATCHY COMPANY CLASS A                                                                                15,785,385
    678,000  R.H. DONNELLEY CORPORATION+                                                                              37,188,300

                                                                                                                      52,973,685
                                                                                                                  --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.90%
    994,900  CONSTAR INTERNATIONAL INCORPORATED+**                                                                     3,044,394
  8,395,067  INTERTAPE POLYMER GROUP INCORPORATED+**                                                                  28,879,030
    155,200  JARDEN CORPORATION+#                                                                                      5,512,704

                                                                                                                      37,436,128
                                                                                                                  --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.38%
  3,199,900  US CONCRETE INCORPORATED+**                                                                              15,871,504
                                                                                                                  --------------
TRANSPORTATION BY AIR: 1.62%
    240,900  AIR CANADA CLASS A+                                                                                       4,335,256
    888,400  ALASKA AIR GROUP INCORPORATED+#                                                                          22,565,360
    589,000  LAN AIRLINES SA ADR                                                                                       9,800,960
    136,900  PHI INCORPORATED+                                                                                         4,435,560
    770,400  PHI INCORPORATED (NON-VOTING)+**                                                                         26,655,840

                                                                                                                      67,792,976
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT: 1.47%
  6,814,800  FLEETWOOD ENTERPRISES INCORPORATED+**#                                                                   61,333,200
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $2,842,484,624)                                                                          3,932,311,216
                                                                                                                  --------------
INVESTMENT COMPANIES: 0.70%
    377,400  ISHARES RUSSELL 2000 VALUE INDEX FUND                                                                    29,237,178

TOTAL INVESTMENT COMPANIES (COST $28,707,589)                                                                         29,237,178
                                                                                                                  --------------

  PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
US TREASURY SECURITIES: 0.58%
US TREASURY BILLS: 0.58%
$24,357,500  US TREASURY BILL^                                                          3.49%       11/23/2007        24,304,878
                                                                                                                  --------------

TOTAL US TREASURY SECURITIES (COST $24,304,621)                                                                       24,304,878
                                                                                                                  --------------
     SHARES

SHORT-TERM INVESTMENTS: 6.02%
251,678,056  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                            251,678,056
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $251,678,056)                                                                     251,678,056
                                                                                                                  --------------

68 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                      Portfolio of Investments--October 31, 2007


SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                                                                       VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $3,147,174,890)*                      101.43%                                                               $4,237,531,328
OTHER ASSETS AND LIABILITIES, NET            (1.43)                                                                  (59,877,486)
                                            ------                                                                --------------
TOTAL NET ASSETS                            100.00%                                                               $4,177,653,842
                                            ------                                                                --------------

  CONTRACTS                                                                        STRIKE PRICE  EXPIRATION DATE       VALUE
WRITTEN OPTIONS: (1.47%)
      (500)  ACCO BRANDS CORPORATION CALL+                                           $ 22.50        11/17/2007    $       (7,500)
      (500)  ACCO BRANDS CORPORATION CALL+                                             22.50        12/22/2007           (37,500)
      (600)  ACCO BRANDS CORPORATION CALL+                                             25.00        12/22/2007           (12,000)
    (1,200)  ALASKA AIR GROUP INCORPORATED CALL+                                       25.00        12/22/2007          (216,000)
    (1,150)  ALASKA AIR GROUP INCORPORATED CALL+                                       25.00        01/19/2008          (241,500)
      (350)  APPLERA CORPORATION - APPLIED BIOSYSTEMS GROUP CALL+                      30.00        12/22/2007          (255,500)
      (100)  APPLERA CORPORATION - APPLIED BIOSYSTEMS GROUP CALL+                      35.00        12/22/2007           (26,500)
      (200)  ASHLAND INCORPORATED CALL+                                                60.00        11/17/2007           (17,000)
    (1,200)  ASHLAND INCORPORATED CALL+                                                65.00        11/17/2007           (18,000)
      (300)  ASHLAND INCORPORATED CALL+                                                60.00        12/22/2007           (60,000)
      (200)  ASHLAND INCORPORATED CALL+                                                55.00        01/19/2008          (112,000)
      (850)  ASHLAND INCORPORATED CALL+                                                60.00        01/19/2008          (272,000)
      (700)  ASHLAND INCORPORATED CALL+                                                65.00        01/19/2008           (77,000)
      (100)  ASHLAND INCORPORATED CALL+                                                70.00        01/19/2008            (4,000)
      (100)  CALGON CARBON INCORPORATED CALL+                                          15.00        01/19/2008           (15,500)
      (660)  CARPENTER TECHNOLOGY CORPORATION CALL+                                    95.00        12/22/2007        (3,293,400)
      (700)  CARPENTER TECHNOLOGY CORPORATION CALL+                                   100.00        12/22/2007        (3,143,000)
    (1,240)  CARPENTER TECHNOLOGY CORPORATION CALL+                                   105.00        12/22/2007        (4,984,800)
    (1,050)  CARPENTER TECHNOLOGY CORPORATION CALL+                                   110.00        12/22/2007        (4,200,000)
      (450)  CARPENTER TECHNOLOGY CORPORATION CALL+                                   115.00        12/22/2007        (1,395,000)
      (500)  CARPENTER TECHNOLOGY CORPORATION CALL+                                   120.00        12/22/2007        (1,450,000)
    (2,775)  CHAMPION ENTERPRISES INCORPORATED CALL+                                   15.00        01/19/2008           (69,375)
      (150)  CHAMPION ENTERPRISES INCORPORATED CALL+                                   15.00        04/19/2008           (15,000)
      (100)  CHICAGO BRIDGE & IRON COMPANY NV NEW YORK SHARES CALL+                    55.00        01/19/2008           (19,000)
      (100)  CHICAGO BRIDGE & IRON COMPANY NV NEW YORK SHARES CALL+                    50.00        01/19/2008           (44,000)
    (2,449)  CHICAGO BRIDGE & IRON COMPANY NV NEW YORK SHARES CALL+                    40.00        11/17/2007        (2,767,370)
      (800)  CHICAGO BRIDGE & IRON COMPANY NV NEW YORK SHARES CALL+                    45.00        11/17/2007          (488,000)
      (700)  CHICAGO BRIDGE & IRON COMPANY NV NEW YORK SHARES CALL+                    45.00        01/19/2008          (553,000)
      (400)  CHICAGO BRIDGE & IRON COMPANY NV NEW YORK SHARES CALL+                    35.00        01/19/2008          (644,000)
      (300)  COGNEX CORPORATION CALL+(a)                                               25.00        11/17/2007                 0
      (100)  COHERENT INCORPORATED CALL+                                               30.00        11/17/2007           (25,500)
      (200)  DISCOVERY HOLDING COMPANY CALL+                                           25.00        01/19/2008           (80,000)
      (200)  DISCOVERY HOLDING COMPANY CALL+                                           30.00        01/19/2008           (19,000)
    (1,400)  ENCORE WIRE CORPORATION CALL+                                             20.00        11/17/2007          (210,000)
    (3,550)  ENCORE WIRE CORPORATION CALL+                                             20.00        12/22/2007          (692,250)
      (200)  FLEETWOOD ENTERPRISES INCORPORATED CALL+                                  10.00        11/17/2007            (1,800)
      (600)  FOOT LOCKER INCORPORATED CALL+                                            15.00        11/17/2007           (24,000)
      (200)  FOOT LOCKER INCORPORATED CALL+                                            17.50        01/19/2008            (6,000)
      (200)  FOREST OIL CORPORATION CALL+                                              40.00        11/17/2007          (168,000)
      (100)  FOREST OIL CORPORATION CALL+                                              45.00        11/17/2007           (37,000)

Portfolio of Investments--October 31, 2007

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 69


SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

 CONTRACTS                                                                         STRIKE PRICE  EXPIRATION DATE       VALUE
WRITTEN OPTIONS (continued)
      (450)  FOREST OIL CORPORATION CALL+                                          $   45.00        12/22/2007    $     (207,000)
      (100)  FOREST OIL CORPORATION CALL+                                              45.00        01/19/2008           (55,000)
      (250)  FOREST OIL CORPORATION CALL+                                              50.00        01/19/2008           (61,250)
    (1,700)  GLOBAL INDUSTRIES LIMITED CALL+                                           22.50        12/22/2007          (467,500)
    (3,745)  GLOBAL INDUSTRIES LIMITED CALL+                                           25.00        12/22/2007          (561,750)
      (300)  GLOBAL INDUSTRIES LIMITED CALL+                                           30.00        03/22/2008           (28,500)
    (1,000)  GOLD CORPORATION INCORPORATED CALL+                                       27.50        01/19/2008          (830,000)
    (1,800)  GRAFTECH INTERNATIONAL LIMITED CALL+                                      17.50        12/22/2007          (459,000)
      (200)  GRAFTECH INTERNATIONAL LIMITED CALL+                                      20.00        12/22/2007           (22,000)
      (400)  HELIX ENERGY SOLUTIONS GROUP CALL+                                        45.00        12/22/2007          (120,000)
      (200)  HELMERICH & PAYNE INCORPORATED CALL+                                      30.00        12/22/2007           (52,000)
      (500)  HELMERICH & PAYNE INCORPORATED CALL+                                      35.00        12/22/2007           (30,000)
      (200)  INTERMEC INCORPORATED CALL+                                               25.00        12/22/2007           (40,000)
    (1,350)  INTERMEC INCORPORATED CALL+                                               30.00        12/22/2007           (40,500)
      (500)  INTEROIL CORPORATION PUT+                                                 30.00        11/17/2007          (395,000)
      (200)  INTEROIL CORPORATION PUT+                                                 35.00        11/17/2007          (238,000)
      (300)  INTEROIL CORPORATION PUT+                                                 22.50        12/22/2007           (93,000)
    (2,100)  INTEROIL CORPORATION PUT+                                                 25.00        12/22/2007          (903,000)
      (800)  INTEROIL CORPORATION PUT+                                                 30.00        12/22/2007          (688,000)
      (800)  INTEROIL CORPORATION PUT+                                                 35.00        12/22/2007        (1,020,000)
      (400)  INTEROIL CORPORATION PUT+                                                 40.00        12/22/2007          (704,000)
      (200)  ION GEO PHYSICAL CORPORATION CALL+                                        15.00        01/18/2008           (30,000)
    (1,550)  JARDEN CORPORATION CALL+                                                  30.00        01/19/2008          (930,000)
      (350)  MARINER ENERGY INCORPORATED CALL+                                         22.50        11/17/2007           (85,750)
      (550)  MARINER ENERGY INCORPORATED CALL+                                         22.50        12/22/2007          (154,000)
      (150)  MASTEC INCORPORATED CALL+                                                 15.00        01/19/2008           (24,000)
      (250)  MASTER INCORPORATED CALL+                                                 15.00        11/17/2007           (23,750)
      (600)  MERIDIAN GOLD INCORPORATED CALL+                                          35.00        01/19/2008          (420,000)
       (50)  NEWFIELD EXPLORATION COMPANY CALL+                                        50.00        11/17/2007           (20,500)
      (700)  NOBEL ENERGY INCORPORATED CALL+                                           70.00        11/17/2007          (409,500)
      (176)  NOBLE ENERGY INCORPORATED CALL+                                           50.00        11/17/2007          (461,120)
      (575)  NOBLE ENERGY INCORPORATED CALL+                                           55.00        11/17/2007        (1,219,000)
      (726)  NOBLE ENERGY INCORPORATED CALL+                                           60.00        11/17/2007        (1,139,820)
      (600)  NOBLE ENERGY INCORPORATED CALL+                                           65.00        11/17/2007          (696,000)
      (100)  NOBLE ENERGY INCORPORATED CALL+                                           75.00        11/17/2007           (30,100)
       (50)  NOBLE ENERGY INCORPORATED CALL+                                           80.00        11/17/2007            (3,750)
       (50)  NOBLE ENERGY INCORPORATED CALL+                                           75.00        02/16/2008           (30,500)
      (100)  NOBLE ENERGY INCORPORATED CALL+                                           80.00        02/16/2008           (42,000)
      (150)  OCEANEERING INTERNATIONAL INCORPORATED CALL+                              65.00        01/19/2008          (217,500)
      (300)  OCEANEERING INTERNATIONAL INCORPORATED CALL+                              70.00        01/19/2008          (339,000)
      (725)  OCEANEERING INTERNATIONAL INCORPORATED CALL+                              75.00        01/19/2008          (587,250)
      (625)  OCEANEERING INTERNATIONAL INCORPORATED CALL+                              80.00        01/19/2008          (368,750)
      (200)  OCEANEERING INTERNATIONAL INCORPORATED CALL+                              95.00        01/22/2008           (36,000)
      (100)  OM GROUP INCORPORATED CALL+                                               35.00        12/22/2007          (183,000)
    (1,100)  OM GROUP INCORPORATED CALL+                                               40.00        12/22/2007        (1,496,000)
    (1,800)  OM GROUP INCORPORATED CALL+                                               45.00        12/22/2007        (1,674,000)
    (1,593)  OM GROUP INCORPORATED CALL+                                               50.00        12/22/2007          (939,870)

70 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                      Portfolio of Investments--October 31, 2007


SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

 CONTRACTS                                                                         STRIKE PRICE   EXPIRATION DATE      VALUE
WRITTEN OPTIONS (continued)
      (200)  ORASURE TECHNOLOGIES INCORPORATED CALL+                               $   10.00        01/19/2008    $      (10,000)
      (150)  PIONEER NATURAL RESOURCES COMPANY CALL+                                   45.00        12/22/2007           (96,000)
      (200)  RANDGOLD RESOURCES LIMITED ADR CALL+                                      30.00        12/22/2007          (134,000)
      (300)  RANDGOLD RESOURCES LIMITED ADR CALL+                                      30.00        03/22/2008          (228,000)
      (100)  RANGE RESOURCES CORPORATION CALL+                                         40.00        12/21/2007           (59,000)
      (300)  RANGE RESOURCES CORPORATION CALL+                                         42.50        12/21/2007          (111,000)
      (600)  RANGE RESOURCES CORPORATION CALL+                                         45.00        12/21/2007          (135,000)
      (200)  SMITH INTERNATIONAL INCORPORATED CALL+                                     7.50        11/17/2007           (36,000)
      (200)  SMITH INTERNATIONAL INCORPORATED CALL+                                    70.00        11/22/2007           (17,000)
      (200)  SMITH INTERNATIONAL INCORPORATED CALL+                                    60.00        01/19/2008          (174,000)
      (500)  SMITH INTERNATIONAL INCORPORATED CALL+                                    65.00        01/19/2008          (300,000)
      (100)  SMITH INTERNATIONAL INCORPORATED CALL+                                    70.00        01/19/2008           (34,000)
      (472)  SRA INTERNATIONAL INCORPORATED CALL+                                      25.00        12/22/2007          (146,320)
      (275)  SRA INTERNATIONAL INCORPORATED CALL+                                      30.00        12/22/2007           (17,875)
    (3,290)  STEEL DYNAMICS INCORPORATED CALL+                                         40.00        11/17/2007        (4,441,500)
    (2,990)  STEEL DYNAMICS INCORPORATED CALL+                                         45.00        11/17/2007        (2,451,800)
    (1,800)  STEEL DYNAMICS INCORPORATED CALL+                                         50.00        11/17/2007          (792,000)
      (200)  STEEL DYNAMICS INCORPORATED CALL+                                         30.00        01/19/2008          (462,000)
      (200)  STEEL DYNAMICS INCORPORATED CALL+                                         32.50        01/19/2008          (418,000)
      (650)  STEEL DYNAMICS INCORPORATED CALL+                                         37.50        01/19/2008        (1,046,500)
      (300)  STEEL DYNAMICS INCORPORATED CALL+                                         40.00        01/19/2008          (432,000)
      (300)  STEEL DYNAMICS INCORPORATED CALL+                                         42.50        01/19/2008          (354,000)
    (1,000)  STEEL DYNAMICS INCORPORATED CALL+                                         45.00        01/19/2008        (1,040,000)
    (1,000)  STEEL DYNAMICS INCORPORATED CALL+                                         50.00        01/19/2008          (700,000)
      (400)  STEEL DYNAMICS INCORPORATED CALL+                                         55.00        01/19/2008          (172,000)
      (500)  STEEL DYNAMICS INCORPORATED CALL+                                         60.00        01/19/2008          (125,000)
      (300)  THE GEO GROUP INCORPORATED CALL+                                          30.00        12/22/2007           (73,500)
      (200)  THE GEO GROUP INCORPORATED CALL+                                          35.00        12/22/2007            (8,000)
       (50)  TRANSOCEAN INCORPORATED CALL+                                            120.00        11/17/2007           (15,000)
      (200)  TRANSOCEAN INCORPORATED CALL+                                            125.00        11/17/2007           (25,000)
      (200)  TRANSOCEAN INCORPORATED CALL+                                            135.00        01/19/2008           (44,000)
      (300)  UNITED STATES STEEL CORPORATION CALL+                                     95.00        11/17/2007          (405,000)
      (300)  UNITED STATES STEEL CORPORATION CALL+                                    100.00        11/17/2007          (264,000)
      (550)  UNITED STATES STEEL CORPORATION CALL+                                     95.00        01/19/2008          (957,000)
      (245)  UNITED STATES STEEL CORPORATION CALL+                                    100.00        01/19/2008          (340,550)
      (800)  WELLCARE HEALTH PLANS INCORPORATED CALL+                                  22.50        12/22/2007          (440,000)
    (1,400)  WELLCARE HEALTH PLANS INCORPORATED CALL+                                  25.00        12/22/2007          (616,000)
      (200)  WILLBROS GROUP INCORPORATED CALL+                                          0.00                             (57,000)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(38,238,809))                                                           $  (61,456,200)
                                                                                                                  --------------

Portfolio of Investments--October 31, 2007

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 71


SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  +   Non-income earning securities.

  # All or a portion of this security is segregated as collateral for derivative investments. (See Note 2)

 ** Represents an affiliate of the Fund under section 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as Fund holds 5% or more of the issuer's outstanding voting shares.

  ^   Zero coupon bond. Interest rate presented is yield to maturity.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the fund with a cost of $1,484,609,867.

  * Cost for federal income tax purposes is $3,187,293,714 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                      $1,273,140,601
      Gross unrealized depreciation                        (222,902,987)
                                                         --------------
      Net unrealized appreciation (depreciations)        $1,050,237,614

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

      The accompanying notes are an integral part of these financial statements.

72 Wells Fargo Advantage Small and Mid Cap Stock Funds

                          Statements of Assets and Liabilities--October 31, 2007


                                                                                           C&B Mid            Common
                                                                                          Cap Value            Stock
                                                                                             Fund              Fund
-------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value ...............................................   $   890,935,065   $  1,026,306,339
      Collateral for securities loaned (Note 2) ....................................       264,181,843        165,299,869
      Investments in affiliates ....................................................                 0        133,427,722
                                                                                       ----------------------------------
   Total investments at market value (see cost below) ..............................     1,155,116,908      1,325,033,930
                                                                                       ----------------------------------
   Cash ............................................................................                 0                  0
   Receivable for Fund shares issued ...............................................         1,073,638            432,265
   Receivable for investments sold .................................................        16,645,538          8,257,664
   Receivables for dividends and interest ..........................................           196,745            739,642
   Receivable for swaps/spread locks ...............................................                 0          5,855,231
                                                                                       ----------------------------------
Total assets .......................................................................     1,173,032,829      1,340,318,732
                                                                                       ----------------------------------
LIABILITIES
   Options written, at value .......................................................                 0            145,000
   Payable to custodian for overdrafts .............................................         5,280,209                  0
   Payable for Fund shares redeemed ................................................         3,372,812            954,227
   Payable for investments purchased ...............................................         1,181,157          1,803,590
   Payable to investment advisor and affiliates (Note 3) ...........................           782,976            742,688
   Payable for securities loaned (Note 2) ..........................................       264,449,979        165,467,643
   Payable for swaps/spread locks ..................................................                 0            912,116
   Accrued expenses and other liabilities ..........................................           246,998            457,898
                                                                                       ----------------------------------
Total liabilities ..................................................................       275,314,131        170,483,162
                                                                                       ----------------------------------
TOTAL NET ASSETS ...................................................................   $   897,718,698   $  1,169,835,570
                                                                                       ==================================
NET ASSETS CONSIST OF
   Paid-in capital .................................................................   $   761,972,265   $    744,032,815
   Undistributed net investment income (loss) ......................................         1,364,791            798,067
   Undistributed net realized gain (loss) on investments ...........................       142,042,959        173,572,508
   Net unrealized appreciation (depreciation) of investments, foreign currencies and
     translation of assets and liabilities denominated in foreign currencies .......        (7,661,317)       246,534,816
   Net unrealized appreciation (depreciation) of options, swap agreements, and
     short sales ...................................................................                 0          4,897,364
                                                                                       ----------------------------------
TOTAL NET ASSETS ...................................................................   $   897,718,698   $  1,169,835,570
                                                                                       ==================================
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets - Class A ............................................................   $    50,622,264   $     62,456,352
   Shares outstanding - Class A ....................................................         2,321,655          2,756,321
   Net asset value per share - Class A .............................................   $         21.80   $          22.66
   Maximum offering price per share - Class A 2 ....................................   $         23.13   $          24.04
   Net assets - Class B ............................................................   $    14,293,165   $     31,415,265
   Shares outstanding - Class B ....................................................           671,461          1,488,961
   Net asset value and offering price per share - Class B ..........................   $         21.29   $          21.10
   Net assets - Class C ............................................................   $    16,171,256   $     18,500,534
   Shares outstanding - Class C ....................................................           759,440            877,141
   Net asset value and offering price per share - Class C ..........................   $         21.29   $          21.09
   Net assets - Class D ............................................................   $   634,871,760                 NA
   Shares outstanding - Class D ....................................................        29,008,758                 NA
   Net asset value and offering price per share - Class D ..........................   $         21.89                 NA
   Net assets - Class Z ............................................................                NA   $  1,057,463,419
   Shares outstanding - Class Z ....................................................                NA         45,836,648
   Net asset value and offering price per share - Class Z ..........................                NA   $          23.07
   Net assets - Administrator Class ................................................   $   102,201,463                 NA
   Shares outstanding - Administrator Class ........................................         4,649,872                 NA
   Net asset value and offering price per share - Administrator Class ..............   $         21.98                 NA
   Net assets - Institutional Class ................................................   $    79,558,790                 NA
   Shares outstanding - Institutional Class ........................................         3,606,888                 NA
   Net asset value and offering price per share - Institutional Class ..............   $         22.06                 NA
                                                                                       ----------------------------------

Investments at cost ................................................................   $ 1,162,778,225   $  1,078,499,114
                                                                                       ----------------------------------
Securities on loan, at market value (Note 2) .......................................   $   255,060,081   $    159,884,819
                                                                                       ----------------------------------
Premiums received on written options (Note 2) ......................................   $             0   $         99,249
                                                                                       ----------------------------------

--------------------------------------------------------------------------------
1     Each Fund has an unlimited number of authorized shares.

2 Maximum offering price is computed as 100/94.25 of net asset value. On investment of $50,000 or more, the offering price is reduced.

      The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities--October 31, 2007

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 73


                                                                    Mid Cap        Small Cap        Small Cap          Small Cap
                                                                     Growth          Growth       Opportunities          Value
                                                                      Fund            Fund             Fund              Fund
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value .........................   $ 180,656,404   $ 440,803,635   $   806,357,576   $  2,549,955,654
      Collateral for securities loaned (Note 2) ..............      55,196,210     176,484,427       303,812,548                  0
      Investments in affiliates ..............................         290,092      18,396,284        99,091,672      1,687,575,674
                                                                 -------------------------------------------------------------------
   Total investments at market value (see cost below) ........     236,142,706     635,684,346     1,209,261,796      4,237,531,328
                                                                 -------------------------------------------------------------------
   Cash ......................................................          50,000          50,000            50,000             30,000
   Receivable for Fund shares issued .........................         416,101       4,451,124            80,976         13,597,647
   Receivable for investments sold ...........................       1,443,754       8,682,944        20,424,750         21,500,009
   Receivables for dividends and interest ....................          56,600         131,023           966,468          2,625,886
   Receivable for swaps/spread locks .........................               0               0                 0                  0
                                                                 -------------------------------------------------------------------
Total assets .................................................     238,109,161     648,999,437     1,230,783,990      4,275,284,870
                                                                 -------------------------------------------------------------------
LIABILITIES
   Options written, at value .................................               0               0                 0         61,456,200
   Payable to custodian for overdrafts .......................               0               0                 0                  0
   Payable for Fund shares redeemed ..........................         240,263         475,820         1,394,098          4,888,972
   Payable for investments purchased .........................               0       7,806,540        14,066,551         25,998,220
   Payable to investment advisor and affiliates (Note 3) .....         181,335         404,390           709,525          4,014,823
   Payable for securities loaned (Note 2) ....................      55,252,232     176,663,553       304,120,908                  0
   Payable for swaps/spread locks ............................               0               0                 0                  0
   Accrued expenses and other liabilities ....................          64,390         105,026           330,968          1,272,813
                                                                 -------------------------------------------------------------------
Total liabilities ............................................      55,738,220     185,455,329       320,622,050         97,631,028
                                                                 -------------------------------------------------------------------
TOTAL NET ASSETS .............................................   $ 182,370,941   $ 463,544,108   $   910,161,940   $  4,177,653,842
                                                                 -------------------------------------------------------------------
NET ASSETS CONSIST OF
   Paid-in capital ...........................................   $ 129,566,767   $ 363,494,899   $   650,353,821   $  2,678,888,758
   Undistributed net investment income (loss) ................               0               0         2,182,319        (29,687,498)
   Undistributed net realized gain (loss) on investments .....      27,842,854      53,872,895       110,313,056        461,312,438
   Net unrealized appreciation (depreciation) of investments, foreign currencies and translation of assets and
     liabilities denominated in foreign currencies ...........      24,961,320      46,176,314       147,312,744      1,090,357,535
   Net unrealized appreciation (depreciation) of options,
     swap agreements, and short sales ........................               0               0                 0        (23,217,391)
                                                                 -------------------------------------------------------------------
TOTAL NET ASSETS .............................................   $ 182,370,941   $ 463,544,108   $   910,161,940   $  4,177,653,842
                                                                 -------------------------------------------------------------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets - Class A ......................................   $ 128,502,288   $ 199,395,982                NA   $    715,333,672
   Shares outstanding - Class A ..............................      16,644,980      12,450,072                NA         19,716,210
   Net asset value per share - Class A .......................   $        7.72   $       16.02                NA   $          36.28
   Maximum offering price per share - Class A 2 ..............   $        8.19   $       17.00                NA   $          38.49
   Net assets - Class B ......................................   $   7,109,486   $  14,310,887                NA   $    123,491,838
   Shares outstanding - Class B ..............................         981,728         928,516                NA          3,634,118
   Net asset value and offering price per share - Class B ....   $        7.24   $       15.41                NA   $          33.98
   Net assets - Class C ......................................   $   2,692,517   $  10,186,553                NA   $    146,996,633
   Shares outstanding - Class C ..............................         372,368         660,062                NA          4,314,147
   Net asset value and offering price per share - Class C ....   $        7.23   $       15.43                NA   $          34.07
   Net assets - Class D ......................................              NA              NA                NA                 NA
   Shares outstanding - Class D ..............................              NA              NA                NA                 NA
   Net asset value and offering price per share - Class D ....              NA              NA                NA                 NA
   Net assets - Class Z ......................................   $  44,066,650   $  43,069,060                NA   $  3,183,124,488
   Shares outstanding - Class Z ..............................       5,737,441       2,703,158                NA         86,660,572
   Net asset value and offering price per share - Class Z ....   $        7.68   $       15.93                NA   $          36.73
   Net assets - Administrator Class ..........................              NA   $ 110,917,442   $   910,161,940                 NA
   Shares outstanding - Administrator Class ..................              NA       6,857,743        22,939,208                 NA
   Net asset value and offering price per share -
     Administrator Class .....................................              NA   $       16.17   $         39.68                 NA
   Net assets - Institutional Class ..........................              NA   $  85,664,184                NA   $      8,707,211
   Shares outstanding - Institutional Class ..................              NA       5,253,928                NA            236,800
   Net asset value and offering price per share -
     Institutional Class .....................................              NA   $       16.30                NA   $          36.77
                                                                 -------------------------------------------------------------------

Investments at cost ..........................................   $ 211,181,386   $ 589,508,032   $ 1,061,949,052   $  3,147,174,890
                                                                 -------------------------------------------------------------------
Securities on loan, at market value (Note 2) .................   $  54,440,898   $ 171,486,855   $   295,483,515   $              0
                                                                 -------------------------------------------------------------------
Premiums received on written options (Note 2) ................   $           0   $           0   $             0   $     38,238,809
                                                                 -------------------------------------------------------------------

74 Wells Fargo Advantage Small and Mid Cap Stock Funds

                   Statements of Operations--For the Year Ended October 31, 2007


                                                                                          C&B Mid         Common
                                                                                         Cap Value        Stock
                                                                                           Fund            Fund
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 .....................................................................  $  12,414,702   $   7,107,318
   Interest ........................................................................         10,300          80,341
   Income from affiliated securities ...............................................      1,793,457       4,704,231
   Securities lending income, net ..................................................        426,384         234,588
                                                                                      -----------------------------
Total investment income ............................................................     14,644,843      12,126,478
                                                                                      -----------------------------

EXPENSES
   Advisory fees ...................................................................      7,027,315       8,232,920
   Administration fees
      Fund Level ...................................................................        484,939         575,620
      Class A ......................................................................        147,703         176,778
      Class B ......................................................................         46,326          93,078
      Class C ......................................................................         43,765          52,637
      Class D ......................................................................      2,013,611              NA
      Class Z ......................................................................             NA       4,662,289
      Administrator Class ..........................................................        106,364              NA
      Institutional Class ..........................................................         47,553              NA
   Custody fees ....................................................................        193,976         230,248
   Shareholder servicing fees (Note 3) .............................................      2,276,094       2,878,102
   Accounting fees .................................................................         95,582         111,490
   Distribution fees (Note 3)
      Class B ......................................................................        124,090         249,317
      Class C ......................................................................        117,229         140,991
   Professional fees ...............................................................         28,542          87,475
   Registration fees ...............................................................        100,729          27,574
   Shareholder reports .............................................................        108,967         392,973
   Trustees' fees ..................................................................          8,955           8,955
   Other fees and expenses .........................................................         18,639          10,446
                                                                                      -----------------------------
Total expenses .....................................................................     12,990,379      17,930,893
                                                                                      -----------------------------

LESS
   Waived fees and reimbursed expenses (Note 3) ....................................       (840,907)     (2,666,547)
   Net expenses ....................................................................     12,149,472      15,264,346
                                                                                      -----------------------------
Net investment income (loss) .......................................................      2,495,371      (3,137,868)
                                                                                      -----------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation .................    142,758,144     180,084,657
   Options, swap agreements and short sale transactions ............................              0       7,084,459
                                                                                      -----------------------------
Net realized gain (loss) from investments ..........................................    142,758,144     187,169,116
                                                                                      -----------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation .................   (123,140,198)     19,506,018
   Options, swap agreements and short sale transactions ............................              0       2,976,456
                                                                                      -----------------------------
Net change in unrealized appreciation (depreciation) of investments ................   (123,140,198)     22,482,474
                                                                                      -----------------------------
Net realized and unrealized gain (loss) on investments .............................     19,617,946     209,651,590
                                                                                      -----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....................  $  22,113,317   $ 206,513,722
                                                                                      =============================

1 Net of foreign withholding taxes of ..............................................  $           0   $      18,450

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Operations--For the Year Ended October 31, 2007

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 75


                                                                                          Mid Cap       Small Cap
                                                                                          Growth          Growth
                                                                                           Fund            Fund
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 .....................................................................   $    997,459   $     725,485
   Interest ........................................................................            183              93
   Income from affiliated securities ...............................................        242,499         578,797
   Securities lending income, net ..................................................         95,113         526,606
                                                                                       ----------------------------
Total investment income ............................................................      1,335,254       1,830,981
                                                                                       ----------------------------

EXPENSES
   Advisory fees ...................................................................      1,253,080       3,399,383
   Administration fees
      Fund Level ...................................................................         83,539         188,855
      Class A ......................................................................        327,093         449,228
      Class B ......................................................................         20,672          47,748
      Class C ......................................................................          6,115          21,151
      Class D ......................................................................             NA              NA
      Class Z ......................................................................        183,113         178,640
      Administrator Class ..........................................................             NA          84,368
      Institutional Class ..........................................................             NA          54,879
   Custody fees ....................................................................         33,415          75,542
   Shareholder servicing fees (Note 3) .............................................        417,693         772,777
   Accounting fees .................................................................         33,852          67,750
   Distribution fees (Note 3)
      Class B ......................................................................         55,372         127,897
      Class C ......................................................................         16,380          56,654
   Professional fees ...............................................................         17,364          20,518
   Registration fees ...............................................................         24,458          11,565
   Shareholder reports .............................................................         33,295          85,445
   Trustees' fees ..................................................................          8,955           8,955
   Other fees and expenses .........................................................          2,288           4,763
                                                                                       ----------------------------
Total expenses .....................................................................      2,516,684       5,656,118
                                                                                       ----------------------------

LESS
   Waived fees and reimbursed expenses (Note 3) ....................................        (36,840)       (627,872)
   Net expenses ....................................................................      2,479,844       5,028,246
                                                                                       ----------------------------
Net investment income (loss) .......................................................     (1,144,590)     (3,197,265)
                                                                                       ----------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation .................     35,485,585      77,221,834
   Options, swap agreements and short sale transactions ............................              0               0
                                                                                       ----------------------------
Net realized gain (loss) from investments ..........................................     35,485,585      77,221,834
                                                                                       ----------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation .................     10,829,257      19,784,218
   Options, swap agreements and short sale transactions ............................              0               0
                                                                                       ----------------------------
Net change in unrealized appreciation (depreciation) of investments ................     10,829,257      19,784,218
                                                                                       ----------------------------
Net realized and unrealized gain (loss) on investments .............................     46,314,842      97,006,052
                                                                                       ----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....................   $ 45,170,252   $  93,808,787
                                                                                       ============================

1 Net of foreign withholding taxes of ..............................................   $          0   $           0

                                                                                         Small Cap      Small Cap
                                                                                       Opportunities      Value
                                                                                           Fund            Fund
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 .....................................................................   $  7,050,711   $  18,403,131
   Interest ........................................................................          6,277         475,580
   Income from affiliated securities ...............................................      5,007,470      18,854,750
   Securities lending income, net ..................................................        777,284               0
                                                                                       ----------------------------
Total investment income ............................................................     12,841,742      37,733,461
                                                                                       ----------------------------

EXPENSES
   Advisory fees ...................................................................      7,573,151      31,123,321
   Administration fees
      Fund Level ...................................................................        430,774       1,911,182
      Class A ......................................................................             NA       1,909,961
      Class B ......................................................................             NA         356,643
      Class C ......................................................................             NA         405,199
      Class D ......................................................................             NA              NA
      Class Z ......................................................................             NA      12,906,020
      Administrator Class ..........................................................        861,547              NA
      Institutional Class ..........................................................             NA             115
   Custody fees ....................................................................        172,309         764,473
   Shareholder servicing fees (Note 3) .............................................      2,153,868       9,555,550
   Accounting fees .................................................................         60,491         258,520
   Distribution fees (Note 3)
      Class B ......................................................................             NA         955,294
      Class C ......................................................................             NA       1,085,354
   Professional fees ...............................................................         32,215          99,144
   Registration fees ...............................................................         23,549          37,992
   Shareholder reports .............................................................        110,376         349,631
   Trustees' fees ..................................................................          8,955           8,955
   Other fees and expenses .........................................................         25,030          93,774
                                                                                       ----------------------------
Total expenses .....................................................................     11,452,265      61,821,128
                                                                                       ----------------------------

LESS
   Waived fees and reimbursed expenses (Note 3) ....................................     (1,113,699)     (7,068,981)
   Net expenses ....................................................................     10,338,566      54,752,147
                                                                                       ----------------------------
Net investment income (loss) .......................................................      2,503,176     (17,018,686)
                                                                                       ----------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation .................    110,547,125     591,099,158
   Options, swap agreements and short sale transactions ............................              0     (72,704,896)
                                                                                       ----------------------------
Net realized gain (loss) from investments ..........................................    110,547,125     518,394,262
                                                                                       ----------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation .................     50,051,199     254,634,130
   Options, swap agreements and short sale transactions ............................              0      (2,614,243)
                                                                                       ----------------------------
Net change in unrealized appreciation (depreciation) of investments ................     50,051,199     252,019,887
                                                                                       ----------------------------
Net realized and unrealized gain (loss) on investments .............................    160,598,324     770,414,149
                                                                                       ----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....................   $163,101,500   $ 753,395,463
                                                                                       ============================

1 Net of foreign withholding taxes of ..............................................   $     19,564   $     881,026

76 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                             Statements of Changes in Net Assets


                                                                  C&B MID CAP VALUE FUND
                                                           -----------------------------------
                                                               For the             For the
                                                              Year Ended         Year Ended
                                                           October 31, 2007   October 31, 2006
-------------------------------------------------------- -------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ................................   $    818,180,774   $    697,428,194

OPERATIONS
   Net investment income (loss) ........................          2,495,371          2,730,785
   Net realized gain (loss) on investments .............        142,758,144         94,249,682
   Net change in unrealized appreciation (depreciation)
     of investments ....................................       (123,140,198)        64,756,208
                                                           -----------------------------------
Net increase (decrease) in net assets resulting from
   operations ..........................................         22,113,317        161,736,675
                                                           -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Class A ...........................................           (129,710)                 0
     Class D ...........................................         (2,464,100)                 0
     Administrator Class ...............................           (295,845)           (12,076)
     Institutional Class ...............................           (381,798)          (130,799)
   Net realized gain on sales of investments
     Class A ...........................................         (4,798,388)        (2,353,242)
     Class B ...........................................         (1,754,248)          (990,752)
     Class C ...........................................         (1,369,537)          (635,292)
     Class D ...........................................        (69,570,389)       (38,980,147)
     Class Z ...........................................                 NA                 NA
     Administrator Class ...............................         (9,270,199)        (9,848,215)
     Institutional Class ...............................         (6,136,456)        (4,803,413)
                                                           -----------------------------------
Total distributions to shareholders ....................        (96,170,670)       (57,753,936)
                                                           -----------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A .................         31,726,720         17,132,776
   Reinvestment of distributions - Class A .............          4,476,488          2,099,310
   Cost of shares redeemed - Class A ...................        (23,204,542)        (9,345,783)
                                                           -----------------------------------
   Net increase (decrease) in net assets resulting from
      capital share transaction - Class A ..............         12,998,666          9,886,303
                                                           -----------------------------------
   Proceeds from shares sold - Class B .................          3,411,150          4,223,769
   Reinvestment of distributions - Class B .............          1,714,930            971,769
   Cost of shares redeemed - Class B ...................         (4,979,826)        (2,996,338)
                                                           -----------------------------------
   Net increase (decrease) in net assets resulting from
      capital share transaction - Class B ..............            146,254          2,199,200
                                                           -----------------------------------
   Proceeds from shares sold - Class C .................          7,377,350          4,196,663
   Reinvestment of distributions - Class C .............          1,337,883            624,326
   Cost of shares redeemed - Class C ...................         (2,700,391)        (1,442,234)
                                                           -----------------------------------
   Net increase (decrease) in net assets resulting from
      capital share transaction - Class C ..............          6,014,842          3,378,755
                                                           -----------------------------------
   Proceeds from shares sold - Class D .................        334,570,385        282,121,035
   Reinvestment of distributions - Class D .............         70,808,233         38,344,337
   Cost of shares redeemed -Class D ....................       (329,876,882)      (254,253,816)
                                                           -----------------------------------
   Net increase (decrease) in net assets resulting from
      capital share transaction - Class D ..............         75,501,736         66,211,556
                                                           -----------------------------------
   Proceeds from shares sold - Class Z .................                 NA                 NA
   Reinvestment of distributions - Class Z .............                 NA                 NA
   Cost of shares redeemed - Class Z ...................                 NA                 NA
                                                           -----------------------------------
   Net increase (decrease) in net assets resulting from
      capital share transaction - Class Z ..............                 NA                 NA
                                                           -----------------------------------
   Proceeds from shares sold - Administrator Class .....         93,373,223         51,479,194
   Reinvestment of distributions - Administrator
      Class ............................................          8,092,708          8,604,922
   Cost of shares redeemed - Administrator Class .......        (74,503,717)      (109,339,991)
                                                           -----------------------------------
   Net increase (decrease) in net assets resulting from
      capital share transaction - Administrator Class ..         26,962,214        (49,255,875)
                                                           -----------------------------------
   Proceeds from shares sold - Institutional Class .....        158,953,830         10,408,696
   Reinvestment of distributions - Institutional
      Class ............................................          6,495,331          4,934,212
   Cost of shares redeemed - Institutional Class .......       (133,477,596)       (30,993,006)
                                                           -----------------------------------
   Net increase (decrease) in net assets resulting from
      capital share transaction - Institutional Class ..         31,971,565        (15,650,098)
                                                           -----------------------------------
Net increase (decrease) in net assets resulting from
   capital share transaction - Total ...................        153,595,277         16,769,841
                                                           -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..................         79,537,924        120,752,580
                                                           ===================================
ENDING NET ASSETS ......................................   $    897,718,698   $    818,180,774
                                                           ===================================

--------------------------------------------------------------------------------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Statements of Changes in Net Assets

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 77


                                                                 COMMON STOCK FUND                       MID CAP GROWTH FUND
                                                          -----------------------------------   -----------------------------------
                                                               For the           For the            For the           For the
                                                             Year Ended         Year Ended         Year Ended        Year Ended
                                                          October 31, 2007   October 31, 2006   October 31, 2007   October 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ................................  $  1,109,461,730   $  1,126,471,146      $ 151,216,185   $    168,028,126

OPERATIONS
   Net investment income (loss) ........................        (3,137,868)        (1,930,791)        (1,144,590)        (1,320,040)
   Net realized gain (loss) on investments .............       187,169,116        229,719,291         35,485,585         24,722,316
   Net change in unrealized appreciation (depreciation)
     of investments ....................................        22,482,474        (25,567,662)        10,829,257         (1,108,834)
                                                          -------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations ..........................................       206,513,722        202,220,838         45,170,252         22,293,442
                                                          -------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Class A ...........................................                 0                  0                  0                  0
     Class D ...........................................                NA                 NA                 NA                 NA
     Administrator Class ...............................                NA                 NA                 NA                 NA
     Institutional Class ...............................                NA                 NA                 NA                 NA
   Net realized gain on sales of investments
     Class A ...........................................       (13,744,701)        (8,532,731)       (13,456,997)        (9,153,397)
     Class B ...........................................        (7,596,727)        (4,903,732)          (986,175)          (702,784)
     Class C ...........................................        (4,181,212)        (2,793,965)          (265,145)          (148,197)
     Class D ...........................................                NA                 NA                 NA                 NA
     Class Z ...........................................      (204,174,197)      (136,461,500)        (4,903,153)        (4,304,881)
     Administrator Class ...............................                NA                 NA                 NA                 NA
     Institutional Class ...............................                NA                 NA                 NA                 NA
                                                          -------------------------------------------------------------------------
Total distributions to shareholders ....................      (229,696,837)      (152,691,928)       (19,611,470)       (14,309,259)
                                                          -------------------------------------------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A .................        14,474,513         17,162,821         38,910,546         15,667,655
   Reinvestment of distributions - Class A .............        13,416,447          8,327,213         13,075,687          8,832,003
   Cost of shares redeemed - Class A ...................       (28,054,689)       (25,894,944)       (45,275,618)       (34,107,576)
                                                          -------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
      capital share transaction - Class A ..............          (163,729)          (404,910)         6,710,615         (9,607,918)
                                                          -------------------------------------------------------------------------
   Proceeds from shares sold - Class B .................         2,209,224          2,289,357            977,239            936,898
   Reinvestment of distributions - Class B .............         6,836,229          4,411,969            930,174            685,296
   Cost of shares redeemed - Class B ...................       (10,027,286)        (8,288,399)        (3,288,230)        (2,831,710)
                                                          -------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
      capital share transaction - Class B ..............          (981,833)        (1,587,073)        (1,380,817)        (1,209,516)
                                                          -------------------------------------------------------------------------
   Proceeds from shares sold - Class C .................         2,582,068          2,045,174            814,740            682,728
   Reinvestment of distributions - Class C .............         3,193,025          2,127,909            235,024            130,195
   Cost of shares redeemed - Class C ...................        (5,225,033)        (6,045,211)          (628,926)          (572,612)
                                                          -------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
      capital share transaction - Class C ..............           550,060         (1,872,128)           420,838            240,311
                                                          -------------------------------------------------------------------------
   Proceeds from shares sold - Class D .................                NA                 NA                 NA                 NA
   Reinvestment of distributions - Class D .............                NA                 NA                 NA                 NA
   Cost of shares redeemed -Class D ....................                NA                 NA                 NA                 NA
                                                          -------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
      capital share transaction - Class D ..............                NA                 NA                 NA                 NA
                                                          -------------------------------------------------------------------------
   Proceeds from shares sold - Class Z .................        77,092,133        102,860,820          7,269,651         12,007,996
   Reinvestment of distributions - Class Z .............       196,719,861        131,856,248          4,811,130          4,222,055
   Cost of shares redeemed - Class Z ...................      (189,659,537)      (297,391,283)       (12,235,443)       (30,449,052)
                                                          -------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
      capital share transaction - Class Z ..............        84,152,457        (62,674,215)          (154,662)       (14,219,001)
                                                          -------------------------------------------------------------------------
   Proceeds from shares sold - Administrator Class .....                NA                 NA                 NA                 NA
   Reinvestment of distributions - Administrator
      Class ............................................                NA                 NA                 NA                 NA
   Cost of shares redeemed - Administrator Class .......                NA                 NA                 NA                 NA
                                                          -------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
      capital share transaction - Administrator Class ..                NA                 NA                 NA                 NA
                                                          -------------------------------------------------------------------------
   Proceeds from shares sold - Institutional Class .....                NA                 NA                 NA                 NA
   Reinvestment of distributions - Institutional
      Class ............................................                NA                 NA                 NA                 NA
   Cost of shares redeemed - Institutional Class .......                NA                 NA                 NA                 NA
                                                          -------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
      capital share transaction - Institutional Class ..                NA                 NA                 NA                 NA
                                                          -------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   capital share transaction - Total ...................        83,556,955        (66,538,326)         5,595,974        (24,796,124)
                                                          -------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ..................        60,373,840        (17,009,416)        31,154,756        (16,811,941)
                                                          =========================================================================
ENDING NET ASSETS ......................................  $  1,169,835,570   $  1,109,461,730   $    182,370,941   $    151,216,185
                                                          =========================================================================

78 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                             Statements of Changes in Net Assets


                                                                                                      C&B MID CAP VALUE FUND
                                                                                                -----------------------------------
                                                                                                     For the           For the
                                                                                                   Year Ended         Year Ended
                                                                                                October 31, 2007   October 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED

   Shares sold - Class A ....................................................................          1,373,092            795,165
   Shares issued in reinvestment of distributions - Class A .................................            201,931            103,823
   Shares redeemed - Class A ................................................................         (1,007,419)          (435,748)
                                                                                                -----------------------------------
   Net increase (decrease) in shares outstanding - Class A ..................................            567,604            463,240
                                                                                                -----------------------------------
   Shares sold - Class B ....................................................................            150,247            198,791
   Shares issued in reinvestment of distributions - Class B .................................             78,956             48,589
   Shares redeemed - Class B ................................................................           (220,269)          (140,511)
                                                                                                -----------------------------------
   Net increase (decrease) in shares outstanding - Class B ..................................              8,934            106,869
                                                                                                -----------------------------------
   Shares sold - Class C ....................................................................            324,988            197,856
   Shares issued in reinvestment of distributions - Class C .................................             61,568             31,217
   Shares redeemed - Class C ................................................................           (119,783)           (68,770)
                                                                                                -----------------------------------
   Net increase (decrease) in shares outstanding - Class C ..................................            266,773            160,303
                                                                                                -----------------------------------
   Shares sold - Class D ....................................................................         14,458,417         12,843,474
   Shares issued in reinvestment of distributions - Class D .................................          3,182,736          1,892,613
   Shares redeemed - Class D ................................................................        (14,245,065)       (11,728,927)
                                                                                                -----------------------------------
   Net increase (decrease) in shares outstanding - Class D ..................................          3,396,088          3,007,160
                                                                                                -----------------------------------
   Shares sold - Class Z ....................................................................                 NA                 NA
   Shares issued in reinvestment of distributions - Class Z .................................                 NA                 NA
   Shares redeemed - Class Z ................................................................                 NA                 NA
                                                                                                -----------------------------------
   Net increase (decrease) in shares outstanding - Class Z ..................................                 NA                 NA
                                                                                                -----------------------------------
   Shares sold - Administrator Class ........................................................          4,113,343          2,373,676
   Shares issued in reinvestment of distributions - Administrator Class .....................            362,770            424,108
   Shares redeemed - Administrator Class ....................................................         (3,270,300)        (5,053,290)
                                                                                                -----------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ......................          1,205,813         (2,255,506)
                                                                                                -----------------------------------
   Shares sold - Institutional Class ........................................................          6,606,026            476,714
   Shares issued in reinvestment of distributions - Institutional Class .....................            289,818            242,381
   Shares redeemed - Institutional Class ....................................................         (5,612,321)        (1,446,042)
                                                                                                -----------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ......................          1,283,523           (726,947)
                                                                                                -----------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .....          6,728,735            755,119
                                                                                                ===================================

Ending balance of undistributed net investment income (loss) ................................   $      1,364,791   $      2,595,912
                                                                                                -----------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 79


                                                                                                        COMMON STOCK FUND
                                                                                                -----------------------------------
                                                                                                      For the           For the
                                                                                                    Year Ended        Year Ended
                                                                                                 October 31, 2007  October 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED

   Shares sold - Class A ....................................................................            669,198            755,974
   Shares issued in reinvestment of distributions - Class A .................................            682,424            386,952
   Shares redeemed - Class A ................................................................         (1,318,254)        (1,139,584)
                                                                                                -----------------------------------
   Net increase (decrease) in shares outstanding - Class A ..................................             33,368              3,342
                                                                                                -----------------------------------
   Shares sold - Class B ....................................................................            116,278            107,255
   Shares issued in reinvestment of distributions - Class B .................................            370,929            214,064
   Shares redeemed - Class B ................................................................           (506,744)          (382,595)
                                                                                                -----------------------------------
   Net increase (decrease) in shares outstanding - Class B ..................................            (19,537)           (61,276)
                                                                                                -----------------------------------
   Shares sold - Class C ....................................................................            136,826             97,818
   Shares issued in reinvestment of distributions - Class C .................................            173,346            103,297
   Shares redeemed - Class C ................................................................           (266,098)          (279,812)
                                                                                                -----------------------------------
   Net increase (decrease) in shares outstanding - Class C ..................................             44,074            (78,697)
                                                                                                -----------------------------------
   Shares sold - Class D ....................................................................                 NA                 NA
   Shares issued in reinvestment of distributions - Class D .................................                 NA                 NA
   Shares redeemed - Class D ................................................................                 NA                 NA
                                                                                                -----------------------------------
   Net increase (decrease) in shares outstanding - Class D ..................................                 NA                 NA
                                                                                                -----------------------------------
   Shares sold - Class Z ....................................................................          3,581,905          4,459,393
   Shares issued in reinvestment of distributions - Class Z .................................          9,831,077          6,040,092
   Shares redeemed - Class Z ................................................................         (8,578,454)       (12,903,131)
                                                                                                -----------------------------------
   Net increase (decrease) in shares outstanding - Class Z ..................................          4,834,528         (2,403,646)
                                                                                                -----------------------------------
   Shares sold - Administrator Class ........................................................                 NA                 NA
   Shares issued in reinvestment of distributions - Administrator Class .....................                 NA                 NA
   Shares redeemed - Administrator Class ....................................................                 NA                 NA
                                                                                                -----------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ......................                 NA                 NA
                                                                                                -----------------------------------
   Shares sold - Institutional Class ........................................................                 NA                 NA
   Shares issued in reinvestment of distributions - Institutional Class .....................                 NA                 NA
   Shares redeemed - Institutional Class ....................................................                 NA                 NA
                                                                                                -----------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ......................                 NA                 NA
                                                                                                -----------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .....          4,892,433         (2,540,277)
                                                                                                ===================================

Ending balance of undistributed net investment income (loss) ................................     $      798,067     $   (1,956,835)
                                                                                                -----------------------------------

                                                                                                      MID CAP GROWTH FUND
                                                                                                -----------------------------------
                                                                                                     For the           For the
                                                                                                   Year Ended         Year Ended
                                                                                                October 31, 2007   October 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED

   Shares sold - Class A ....................................................................          5,396,336          2,376,981
   Shares issued in reinvestment of distributions - Class A .................................          2,126,112          1,431,443
   Shares redeemed - Class A ................................................................         (6,397,037)        (5,192,817)
                                                                                                -----------------------------------
   Net increase (decrease) in shares outstanding - Class A ..................................          1,125,411         (1,384,393)
                                                                                                -----------------------------------
   Shares sold - Class B ....................................................................            147,979            149,510
   Shares issued in reinvestment of distributions - Class B .................................            160,098            115,955
   Shares redeemed - Class B ................................................................           (501,269)          (453,697)
                                                                                                -----------------------------------
   Net increase (decrease) in shares outstanding - Class B ..................................           (193,192)          (188,232)
                                                                                                -----------------------------------
   Shares sold - Class C ....................................................................            123,843            108,417
   Shares issued in reinvestment of distributions - Class C .................................             40,521             22,030
   Shares redeemed - Class C ................................................................            (98,666)           (92,596)
                                                                                                -----------------------------------
   Net increase (decrease) in shares outstanding - Class C ..................................             65,698             37,851
                                                                                                -----------------------------------
   Shares sold - Class D ....................................................................                 NA                 NA
   Shares issued in reinvestment of distributions - Class D .................................                 NA                 NA
   Shares redeemed - Class D ................................................................                 NA                 NA
                                                                                                -----------------------------------
   Net increase (decrease) in shares outstanding - Class D ..................................                 NA                 NA
                                                                                                -----------------------------------
   Shares sold - Class Z ....................................................................          1,043,124          1,820,866
   Shares issued in reinvestment of distributions - Class Z .................................            784,849            685,399
   Shares redeemed - Class Z ................................................................         (1,782,797)        (4,718,980)
                                                                                                -----------------------------------
   Net increase (decrease) in shares outstanding - Class Z ..................................             45,176         (2,212,715)
                                                                                                -----------------------------------
   Shares sold - Administrator Class ........................................................                 NA                 NA
   Shares issued in reinvestment of distributions - Administrator Class .....................                 NA                 NA
   Shares redeemed - Administrator Class ....................................................                 NA                 NA
                                                                                                -----------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ......................                 NA                 NA
                                                                                                -----------------------------------
   Shares sold - Institutional Class ........................................................                 NA                 NA
   Shares issued in reinvestment of distributions - Institutional Class .....................                 NA                 NA
   Shares redeemed - Institutional Class ....................................................                 NA                 NA
                                                                                                -----------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ......................                 NA                 NA
                                                                                                -----------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .....          1,043,093         (3,747,489)
                                                                                                ===================================

Ending balance of undistributed net investment income (loss) ................................   $              0   $              0
                                                                                                -----------------------------------

80 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                             Statements of Changes in Net Assets


                                                                                                      SMALL CAP GROWTH FUND
                                                                                               -----------------------------------
                                                                                                    For the           For the
                                                                                                  Year Ended         Year Ended
                                                                                               October 31, 2007   October 31, 2006
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ....................................................................   $    292,886,990   $    246,389,079

OPERATIONS
   Net investment income (loss) ............................................................         (3,197,265)        (3,063,677)
   Net realized gain (loss) on investments .................................................         77,221,834         47,828,868
   Net change in unrealized appreciation (depreciation) of investments .....................         19,784,218         12,326,113
                                                                                               -----------------------------------
Net increase (decrease) in net assets resulting from operations ............................         93,808,787         57,091,304
                                                                                               -----------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ..............................................................................                  0                  0
      Administrator Class ..................................................................                  0                  0
      Institutional Class ..................................................................                  0                  0
   Net realized gain on sales of investments
      Class A ..............................................................................        (15,582,655)        (7,322,891)
      Class B ..............................................................................         (2,180,416)        (1,606,619)
      Class C ..............................................................................           (756,886)          (458,429)
      Class Z ..............................................................................         (4,055,692)        (2,650,553)
      Administrator Class ..................................................................         (7,516,815)        (4,004,271)
      Institutional Class ..................................................................         (6,047,204)        (2,453,357)
                                                                                               -----------------------------------
Total distributions to shareholders ........................................................        (36,139,668)       (18,496,120)
                                                                                               -----------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A .....................................................        100,373,579         13,137,213
   Reinvestment of distributions - Class A .................................................         11,256,743          6,623,831
   Cost of shares redeemed - Class A .......................................................        (47,765,376)       (22,592,799)
                                                                                               -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class A ...............................................................................         63,864,946         (2,831,755)
                                                                                               -----------------------------------
   Proceeds from shares sold - Class B .....................................................            971,844          1,167,836
   Reinvestment of distributions - Class B .................................................          2,119,310          1,546,318
   Cost of shares redeemed - Class B .......................................................        (10,801,018)        (6,282,948)
                                                                                               -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class B ...............................................................................         (7,709,864)        (3,568,794)
                                                                                               -----------------------------------
   Proceeds from shares sold - Class C .....................................................          3,706,498          1,310,482
   Reinvestment of distributions - Class C .................................................            572,481            346,940
   Cost of shares redeemed - Class C .......................................................         (1,683,330)        (1,926,096)
                                                                                               -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class C ...............................................................................          2,595,649           (268,674)
                                                                                               -----------------------------------
   Proceeds from shares sold - Class Z .....................................................          3,930,662          3,502,114
   Reinvestment of distributions - Class Z .................................................          3,918,516          2,543,013
   Cost of shares redeemed - Class Z .......................................................         (7,433,743)        (9,449,166)
                                                                                               -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class Z ...............................................................................            415,435         (3,404,039)
                                                                                               -----------------------------------
   Proceeds from shares sold - Administrator Class .........................................        120,831,747         35,096,322
   Reinvestment of distributions - Administrator Class .....................................          7,142,538          3,717,705
   Cost of shares redeemed - Administrator Class ...........................................        (92,578,484)       (38,757,968)
                                                                                               -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
      Administrator Class ..................................................................         35,395,801             56,059
                                                                                               -----------------------------------
   Proceeds from shares sold - Institutional Class .........................................         30,454,663         19,383,163
   Reinvestment of distributions - Institutional Class .....................................          5,660,954          2,453,357
   Cost of shares redeemed - Institutional Class ...........................................        (17,689,585)        (3,916,590)
                                                                                               -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Institutional Class ...................................................................         18,426,032         17,919,930
                                                                                               -----------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total .....        112,987,999          7,902,727
                                                                                               -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................................        170,657,118         46,497,911
                                                                                               ===================================
ENDING NET ASSETS ..........................................................................   $    463,544,108   $    292,886,990
                                                                                               ===================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 81


                                                                                                   SMALL CAP OPPORTUNITIES FUND
                                                                                               -----------------------------------
                                                                                                   For the            For the
                                                                                                  Year Ended         Year Ended
                                                                                               October 31, 2007   October 31, 2006
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ....................................................................   $    800,077,699   $    704,713,980

OPERATIONS
   Net investment income (loss) ............................................................          2,503,176           (811,064)
   Net realized gain (loss) on investments .................................................        110,547,125        124,977,217
   Net change in unrealized appreciation (depreciation) of investments .....................         50,051,199         27,479,178
                                                                                               -----------------------------------
Net increase (decrease) in net assets resulting from operations ............................        163,101,500        151,645,331
                                                                                               -----------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ..............................................................................                 NA                 NA
      Administrator Class ..................................................................                 NA                 NA
      Institutional Class ..................................................................                 NA                 NA
   Net realized gain on sales of investments
      Class A ..............................................................................                 NA                 NA
      Class B ..............................................................................                 NA                 NA
      Class C ..............................................................................                 NA                 NA
      Class Z ..............................................................................                 NA                 NA
      Administrator Class ..................................................................       (123,821,125)       (55,163,405)
      Institutional Class ..................................................................                 NA                 NA
                                                                                               -----------------------------------
Total distributions to shareholders ........................................................       (123,821,125)       (55,163,405)
                                                                                               -----------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A .....................................................                 NA                 NA
   Reinvestment of distributions - Class A .................................................                 NA                 NA
   Cost of shares redeemed - Class A .......................................................                 NA                 NA
                                                                                               -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class A ...............................................................................                 NA                 NA
                                                                                               -----------------------------------
   Proceeds from shares sold - Class B .....................................................                 NA                 NA
   Reinvestment of distributions - Class B .................................................                 NA                 NA
   Cost of shares redeemed - Class B .......................................................                 NA                 NA
                                                                                               -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class B ...............................................................................                 NA                 NA
                                                                                               -----------------------------------
   Proceeds from shares sold - Class C .....................................................                 NA                 NA
   Reinvestment of distributions - Class C .................................................                 NA                 NA
   Cost of shares redeemed - Class C .......................................................                 NA                 NA
                                                                                               -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class C ...............................................................................                 NA                 NA
                                                                                               -----------------------------------
   Proceeds from shares sold - Class Z .....................................................                 NA                 NA
   Reinvestment of distributions - Class Z .................................................                 NA                 NA
   Cost of shares redeemed - Class Z .......................................................                 NA                 NA
                                                                                               -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class Z ...............................................................................                 NA                 NA
                                                                                               -----------------------------------
   Proceeds from shares sold - Administrator Class .........................................        212,254,384        262,833,199
   Reinvestment of distributions - Administrator Class .....................................        119,828,957         53,050,887
   Cost of shares redeemed - Administrator Class ...........................................       (261,279,475)      (317,002,293)
                                                                                               -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Administrator Class ...................................................................         70,803,866         (1,118,207)
                                                                                               -----------------------------------
   Proceeds from shares sold - Institutional Class .........................................                 NA                 NA
   Reinvestment of distributions - Institutional Class .....................................                 NA                 NA
   Cost of shares redeemed - Institutional Class ...........................................                 NA                 NA
                                                                                               -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Institutional Class ...................................................................                 NA                 NA
                                                                                               -----------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total .....         70,803,866         (1,118,207)
                                                                                               -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................................        110,084,241         95,363,719
                                                                                               ===================================
ENDING NET ASSETS ..........................................................................   $    910,161,940   $    800,077,699
                                                                                               ===================================

                                                                                                       SMALL CAP VALUE FUND
                                                                                               -----------------------------------
                                                                                                   For the            For the
                                                                                                  Year Ended         Year Ended
                                                                                               October 31, 2007   October 31, 2006
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ....................................................................   $  3,500,023,838   $  2,812,962,837

OPERATIONS
   Net investment income (loss) ............................................................        (17,018,686)        (4,853,153)
   Net realized gain (loss) on investments .................................................        518,394,262        318,769,851
   Net change in unrealized appreciation (depreciation) of investments .....................        252,019,887        130,505,746
                                                                                               -----------------------------------
Net increase (decrease) in net assets resulting from operations ............................        753,395,463        444,422,444
                                                                                               -----------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ..............................................................................                  0                  0
      Administrator Class ..................................................................                 NA                 NA
      Institutional Class ..................................................................                  0                  0
   Net realized gain on sales of investments
      Class A ..............................................................................        (58,821,788)       (60,734,940)
      Class B ..............................................................................        (12,074,266)       (13,736,061)
      Class C ..............................................................................        (13,497,685)       (14,918,850)
      Class Z ..............................................................................       (229,863,190)      (196,037,895)
      Administrator Class ..................................................................                 NA                 NA
      Institutional Class ..................................................................                  0                  0
                                                                                               -----------------------------------
Total distributions to shareholders ........................................................       (314,256,929)      (285,427,746)
                                                                                               -----------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A .....................................................        249,924,269        292,357,377
   Reinvestment of distributions - Class A .................................................         57,137,850         58,758,631
   Cost of shares redeemed - Class A .......................................................       (323,159,164)      (333,227,961)
                                                                                               -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class A ...............................................................................        (16,097,045)        17,888,047
                                                                                               -----------------------------------
   Proceeds from shares sold - Class B .....................................................          2,596,051          2,723,906
   Reinvestment of distributions - Class B .................................................         11,302,227         12,971,140
   Cost of shares redeemed - Class B .......................................................        (31,534,277)       (25,498,136)
                                                                                               -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class B ...............................................................................        (17,635,999)        (9,803,090)
                                                                                               -----------------------------------
   Proceeds from shares sold - Class C .....................................................          6,263,391          8,020,523
   Reinvestment of distributions - Class C .................................................         11,474,049         12,775,333
   Cost of shares redeemed - Class C .......................................................        (28,594,701)       (28,582,017)
                                                                                               -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class C ...............................................................................        (10,857,261)        (7,786,161)
                                                                                               -----------------------------------
   Proceeds from shares sold - Class Z .....................................................      1,496,152,334      2,038,487,207
   Reinvestment of distributions - Class Z .................................................        227,358,770        193,439,800
   Cost of shares redeemed - Class Z .......................................................     (1,449,062,315)    (1,704,159,500)
                                                                                               -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Class Z ...............................................................................        274,448,789        527,767,507
                                                                                               -----------------------------------
   Proceeds from shares sold - Administrator Class .........................................                 NA                 NA
   Reinvestment of distributions - Administrator Class .....................................                 NA                 NA
   Cost of shares redeemed - Administrator Class ...........................................                 NA                 NA
                                                                                               -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Administrator Class ...................................................................                 NA                 NA
                                                                                               -----------------------------------
   Proceeds from shares sold - Institutional Class .........................................         25,883,396                 NA
   Reinvestment of distributions - Institutional Class .....................................                 NA                 NA
   Cost of shares redeemed - Institutional Class ...........................................        (17,250,410)                NA
                                                                                               -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transaction -
     Institutional Class ...................................................................          8,632,986                 NA
                                                                                               -----------------------------------
Net increase (decrease) in net assets resulting from capital share transaction - Total .....        238,491,470        528,066,303
                                                                                               -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................................        677,630,004        687,061,001
                                                                                               ===================================
ENDING NET ASSETS ..........................................................................   $  4,177,653,842   $  3,500,023,838
                                                                                               ===================================

82 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                             Statements of Changes in Net Assets


                                                                                                       SMALL CAP GROWTH FUND
                                                                                                -----------------------------------
                                                                                                     For the            For the
                                                                                                   Year Ended         Year Ended
                                                                                                October 31, 2007   October 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ....................................................................          7,065,270            991,578
   Shares issued in reinvestment of distributions - Class A .................................            861,926            541,163
   Shares redeemed - Class A ................................................................         (3,376,909)        (1,733,261)
                                                                                                -----------------------------------
   Net increase (decrease) in shares outstanding - Class A ..................................          4,550,287           (200,520)
                                                                                                -----------------------------------
   Shares sold - Class B ....................................................................             71,800             91,449
   Shares issued in reinvestment of distributions - Class B .................................            167,534            128,967
   Shares redeemed - Class B ................................................................           (792,694)          (490,609)
                                                                                                -----------------------------------
   Net increase (decrease) in shares outstanding - Class B ..................................           (553,360)          (270,193)
                                                                                                -----------------------------------
   Shares sold - Class C ....................................................................            259,770             99,614
   Shares issued in reinvestment of distributions - Class C .................................             45,220             28,912
   Shares redeemed - Class C ................................................................           (123,803)          (151,164)
                                                                                                -----------------------------------
   Net increase (decrease) in shares outstanding - Class C ..................................            181,187            (22,638)
                                                                                                -----------------------------------
   Shares sold - Class Z ....................................................................            274,133            262,495
   Shares issued in reinvestment of distributions - Class Z .................................            301,194            208,103
   Shares redeemed - Class Z ................................................................           (523,352)          (719,056)
                                                                                                -----------------------------------
   Net increase (decrease) in shares outstanding - Class Z ..................................             51,975           (248,458)
                                                                                                -----------------------------------
   Shares sold - Administrator Class ........................................................          8,295,578          2,619,533
   Shares issued in reinvestment of distributions - Administrator Class .....................            542,746            302,252
   Shares redeemed - Administrator Class ....................................................         (6,392,169)        (2,917,336)
                                                                                                -----------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ......................          2,446,155              4,449
                                                                                                -----------------------------------
   Shares sold - Institutional Class ........................................................          2,051,797          1,478,897
   Shares issued in reinvestment of distributions - Institutional Class .....................            427,888            199,136
   Shares redeemed - Institutional Class ....................................................         (1,166,507)          (300,230)
                                                                                                -----------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ......................          1,313,178          1,377,803
                                                                                                -----------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .....          7,989,422            640,443
                                                                                                ===================================

Ending balance of undistributed net investment income (loss) ................................   $              0   $              0
                                                                                                -----------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 83


                                                                SMALL CAP OPPORTUNITIES FUND            SMALL CAP VALUE FUND
                                                             ----------------------------------  ----------------------------------
                                                                  For the           For the           For the          For the
                                                                Year Ended        Year Ended        Year Ended        Year Ended
                                                             October 31, 2007  October 31, 2006  October 31, 2007  October 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ..................................                NA                NA         7,464,979         9,220,790
   Shares issued in reinvestment of distributions -
     Class A ..............................................                NA                NA         1,855,125         1,939,872
   Shares redeemed - Class A ..............................                NA                NA        (9,710,247)      (10,520,984)
                                                             ----------------------------------------------------------------------
   Net increase (decrease) in shares outstanding -
     Class A ..............................................                NA                NA          (390,143)          639,678
                                                             ----------------------------------------------------------------------
   Shares sold - Class B ..................................                NA                NA            86,150            91,897
   Shares issued in reinvestment of distributions -
     Class B ..............................................                NA                NA           389,195           448,363
   Shares redeemed - Class B ..............................                NA                NA        (1,007,264)         (846,539)
                                                             ----------------------------------------------------------------------
   Net increase (decrease) in shares outstanding -
     Class B ..............................................                NA                NA          (531,919)         (306,279)
                                                             ----------------------------------------------------------------------
   Shares sold - Class C ..................................                NA                NA           208,819           271,409
   Shares issued in reinvestment of distributions -
     Class C ..............................................                NA                NA           394,026           440,529
   Shares redeemed - Class C ..............................                NA                NA          (924,913)         (949,691)
                                                             ----------------------------------------------------------------------
   Net increase (decrease) in shares outstanding -
     Class C ..............................................                NA                NA          (322,068)         (237,753)
                                                             ----------------------------------------------------------------------
   Shares sold - Class Z ..................................                NA                NA        44,393,827        63,651,310
   Shares issued in reinvestment of distributions -
     Class Z ..............................................                NA                NA         7,296,494         6,323,672
   Shares redeemed - Class Z ..............................                NA                NA       (42,996,852)      (53,258,370)
                                                             ----------------------------------------------------------------------
   Net increase (decrease) in shares outstanding -
     Class Z ..............................................                NA                NA         8,693,469        16,716,612
                                                             ----------------------------------------------------------------------
   Shares sold - Administrator Class ......................         5,868,049         7,238,823                NA                NA
   Shares issued in reinvestment of distributions -
     Administrator Class ..................................         3,514,046         1,585,976                NA                NA
   Shares redeemed - Administrator Class ..................        (7,190,893)       (8,824,680)               NA                NA
                                                             ----------------------------------------------------------------------
   Net increase (decrease) in shares outstanding -
     Administrator Class ..................................         2,191,202               119                NA                NA
                                                             ----------------------------------------------------------------------
   Shares sold - Institutional Class ......................                NA                NA           709,938                 0
   Shares issued in reinvestment of distributions -
     Institutional Class ..................................                NA                NA                 0                 0
   Shares redeemed - Institutional Class ..................                NA                NA          (473,138)                0
                                                             ----------------------------------------------------------------------
   Net increase (decrease) in shares outstanding -
     Institutional Class ..................................                NA                NA           236,800                 0
                                                             ----------------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING
  FROM CAPITAL SHARE TRANSACTIONS .........................         2,191,202               119         7,686,139        16,812,258
                                                             ======================================================================

Ending balance of undistributed net investment income
  (loss) ..................................................  $      2,182,319  $              0  $    (29,687,498) $    (12,290,437)
                                                             ----------------------------------------------------------------------

84 Wells Fargo Advantage Small and Mid Cap Stock Funds      Financial Highlights


                                                 Beginning                    Net Realized    Distributions
                                                 Net Asset        Net        and Unrealized     from Net       Distributions
                                                 Value Per     Investment      Gain (Loss)     Investment        from Net
                                                   Share     Income (Loss)   on Investments      Income       Realized Gains
----------------------------------------------------------------------------------------------------------------------------
C&B MID CAP VALUE FUND
----------------------------------------------------------------------------------------------------------------------------
Class A
November 1, 2006 to October 31, 2007 .........    $ 23.79         0.03 6          0.70           (0.06)           (2.66)
November 1, 2005 to October 31, 2006 .........    $ 20.76         0.05 6          4.72            0.00            (1.74)
November 1, 2004 to October 31, 2005 .........    $ 18.89        (0.09)           2.54            0.00            (0.58)
July 26, 2004 4 to October 31, 2004 ..........    $ 18.52        (0.00)           0.37            0.00             0.00

Class B
November 1, 2006 to October 31, 2007 .........    $ 23.38        (0.14) 6         0.71            0.00            (2.66)
November 1, 2005 to October 31, 2006 .........    $ 20.57        (0.11) 6         4.66            0.00            (1.74)
November 1, 2004 to October 31, 2005 .........    $ 18.86        (0.17)           2.46            0.00            (0.58)
July 26, 2004 4 to October 31, 2004 ..........    $ 18.52        (0.02)           0.36            0.00             0.00

Class C
November 1, 2006 to October 31, 2007 .........    $ 23.39        (0.14) 6         0.70            0.00            (2.66)
November 1, 2005 to October 31, 2006 .........    $ 20.57        (0.12) 6         4.68            0.00            (1.74)
November 1, 2004 to October 31, 2005 .........    $ 18.86        (0.17)           2.46            0.00            (0.58)
July 26, 2004 4 to October 31, 2004 ..........    $ 18.52        (0.02)           0.36            0.00             0.00

Class D
November 1, 2006 to October 31, 2007 .........    $ 23.86         0.06 6          0.71           (0.08)           (2.66)
November 1, 2005 to October 31, 2006 .........    $ 20.79         0.08 6          4.73            0.00            (1.74)
November 1, 2004 to October 31, 2005 .........    $ 18.89        (0.07)           2.55            0.00            (0.58)
November 1, 2003 to October 31, 2004 .........    $ 17.96        (0.01)           1.11           (0.00)           (0.17)
November 1, 2002 to October 31, 2003 .........    $ 13.15         0.00            4.83           (0.02)            0.00

Administrator Class
November 1, 2006 to October 31, 2007 .........    $ 23.93         0.08 6          0.71           (0.08)           (2.66)
November 1, 2005 to October 31, 2006 .........    $ 20.82         0.10 6          4.75           (0.00)           (1.74)
November 1, 2004 to October 31, 2005 .........    $ 18.90        (0.03)           2.53            0.00            (0.58)
July 26, 2004 4 to October 31, 2004 ..........    $ 18.52         0.00            0.38            0.00             0.00

Institutional Class
November 1, 2006 to October 31, 2007 .........    $ 24.02         0.14 6          0.71           (0.15)           (2.66)
November 1, 2005 to October 31, 2006 .........    $ 20.88         0.16 6          4.76           (0.04)           (1.74)
November 1, 2004 to October 31, 2005 .........    $ 18.91        (0.02)           2.57            0.00            (0.58)
July 26, 2004 4 to October 31, 2004 ..........    $ 18.52         0.02            0.37            0.00             0.00

COMMON STOCK FUND
----------------------------------------------------------------------------------------------------------------------------
Class A
November 1, 2006 to October 31, 2007 .........    $ 23.84        (0.05) 6         3.98            0.00            (5.11)
November 1, 2005 to October 31, 2006 .........    $ 22.97        (0.03) 6         4.08            0.00            (3.18)
January 1, 2005 to October 31, 2005 8 ........    $ 22.40        (0.11)           1.06            0.00            (0.38)
January 1, 2004 to December 31, 2004 .........    $ 21.98        (0.14) 6         2.21            0.00            (1.65)
January 1, 2003 to December 31, 2003 .........    $ 15.87        (0.10)           6.21            0.00             0.00
January 1, 2002 to December 31, 2002 .........    $ 19.71        (0.08) 6        (3.76)           0.00             0.00

--------------------------------------------------------------------------------
1 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

3 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

4     Commencement of operations.

5     The Fund changed its year end from September 30 to October 31.

6     Calculated based upon average shares outstanding.

7     The Fund changed its year end from June 30 to September 30.

8     The Fund changed its year end from December 31 to October 31.

9     Commence of Operation on July 31, 2007.

      The accompanying notes are an integral part of these financial statements.

Financial Highlights      Wells Fargo Advantage Small and Mid Cap Stock Funds 85


                                                                      Ending       Ratio to Average Net Assets (Annualized) 1
                                                 Distributions in   Net Asset   -----------------------------------------------
                                                    Exceess of      Value Per   Net Investment     Gross    Expenses      Net
                                                  Realized Gains      Share      Income (Loss)   Expenses    Waived    Expenses
-------------------------------------------------------------------------------------------------------------------------------
C&B MID CAP VALUE FUND
-------------------------------------------------------------------------------------------------------------------------------
Class A
November 1, 2006 to October 31, 2007 .........         0.00          $ 21.80         0.15%         1.36%      0.00%      1.36%
November 1, 2005 to October 31, 2006 .........         0.00          $ 23.79         0.21%         1.40%     (0.02)%     1.38%
November 1, 2004 to October 31, 2005 .........         0.00          $ 20.76        (0.40)%        1.38%      0.00%      1.38%
July 26, 2004 4 to October 31, 2004 ..........         0.00          $ 18.89        (0.18)%        1.41%     (0.01)%     1.40%

Class B
November 1, 2006 to October 31, 2007 .........         0.00          $ 21.29        (0.60)%        2.11%      0.00%      2.11%
November 1, 2005 to October 31, 2006 .........         0.00          $ 23.38        (0.54)%        2.15%     (0.02)%     2.13%
November 1, 2004 to October 31, 2005 .........         0.00          $ 20.57        (1.15)%        2.13%      0.00%      2.13%
July 26, 2004 4 to October 31, 2004 ..........         0.00          $ 18.86        (0.95)%        2.16%     (0.01)%     2.15%

Class C
November 1, 2006 to October 31, 2007 .........         0.00          $ 21.29        (0.60)%        2.11%      0.00%      2.11%
November 1, 2005 to October 31, 2006 .........         0.00          $ 23.39        (0.55)%        2.15%     (0.02)%     2.13%
November 1, 2004 to October 31, 2005 .........         0.00          $ 20.57        (1.15)%        2.13%      0.00%      2.13%
July 26, 2004 4 to October 31, 2004 ..........         0.00          $ 18.86        (0.98)%        2.16%     (0.01)%     2.15%

Class D
November 1, 2006 to October 31, 2007 .........         0.00          $ 21.89         0.26%         1.36%     (0.11)%     1.25%
November 1, 2005 to October 31, 2006 .........         0.00          $ 23.86         0.35%         1.40%     (0.15)%     1.25%
November 1, 2004 to October 31, 2005 .........         0.00          $ 20.79        (0.27)%        1.37%     (0.12)%     1.25%
November 1, 2003 to October 31, 2004 .........         0.00          $ 18.89        (0.08)%        1.19%     (0.04)%     1.15%
November 1, 2002 to October 31, 2003 .........         0.00          $ 17.96         0.01%         1.27%      0.00%      1.27%

Administrator Class
November 1, 2006 to October 31, 2007 .........         0.00          $ 21.98         0.35%         1.18%     (0.03)%     1.15%
November 1, 2005 to October 31, 2006 .........         0.00          $ 23.93         0.46%         1.22%     (0.07)%     1.15%
November 1, 2004 to October 31, 2005 .........         0.00          $ 20.82        (0.12)%        1.13%     (0.03)%     1.10%
July 26, 2004 4 to October 31, 2004 ..........         0.00          $ 18.90         0.03%         1.17%     (0.02)%     1.15%

Institutional Class
November 1, 2006 to October 31, 2007 .........         0.00          $ 22.06         0.60%         0.91%     (0.01)%     0.90%
November 1, 2005 to October 31, 2006 .........         0.00          $ 24.02         0.74%         0.95%     (0.05)%     0.90%
November 1, 2004 to October 31, 2005 .........         0.00          $ 20.88         0.07%         0.94%     (0.04)%     0.90%
July 26, 2004 4 to October 31, 2004 ..........         0.00          $ 18.91         0.40%         0.96%     (0.06)%     0.90%

COMMON STOCK FUND
-------------------------------------------------------------------------------------------------------------------------------
Class A
November 1, 2006 to October 31, 2007 .........         0.00          $ 22.66        (0.25)%        1.37%     (0.06)%     1.31%
November 1, 2005 to October 31, 2006 .........         0.00          $ 23.84        (0.15)%        1.34%     (0.03)%     1.31%
January 1, 2005 to October 31, 2005 8 ........         0.00          $ 22.97        (0.48)%        1.44%     (0.03)%     1.41%
January 1, 2004 to December 31, 2004 .........         0.00          $ 22.40        (0.62)%        1.58%     (0.04)%     1.54%
January 1, 2003 to December 31, 2003 .........         0.00          $ 21.98        (0.62)%        1.55%     (0.01)%     1.54%
January 1, 2002 to December 31, 2002 .........         0.00          $ 15.87        (0.50)%        1.55%      0.00%      1.55%

                                                            Portfolio     Net Assets at
                                                  Total     Turnover     End of Period
                                                 Return 2    Rate 3     (000's omitted)
---------------------------------------------------------------------------------------
C&B MID CAP VALUE FUND
---------------------------------------------------------------------------------------
Class A
November 1, 2006 to October 31, 2007 .........      2.95%      56%         $ 50,622
November 1, 2005 to October 31, 2006 .........     24.44%      39%         $ 41,729
November 1, 2004 to October 31, 2005 .........     13.13%      30%         $ 26,795
July 26, 2004 4 to October 31, 2004 ..........      2.00%      31%         $  4,938

Class B
November 1, 2006 to October 31, 2007 .........      2.23%      56%         $ 14,293
November 1, 2005 to October 31, 2006 .........     23.53%      39%         $ 15,491
November 1, 2004 to October 31, 2005 .........     12.28%      30%         $ 11,429
July 26, 2004 4 to October 31, 2004 ..........      1.84%      31%         $  2,613

Class C
November 1, 2006 to October 31, 2007 .........      2.18%      56%         $ 16,171
November 1, 2005 to October 31, 2006 .........     23.58%      39%         $ 11,523
November 1, 2004 to October 31, 2005 .........     12.28%      30%         $  6,838
July 26, 2004 4 to October 31, 2004 ..........      1.84%      31%         $  1,081

Class D
November 1, 2006 to October 31, 2007 .........      3.12%      56%         $634,872
November 1, 2005 to October 31, 2006 .........     24.60%      39%         $611,237
November 1, 2004 to October 31, 2005 .........     13.29%      30%         $469,971
November 1, 2003 to October 31, 2004 .........      6.18%      31%         $498,623
November 1, 2002 to October 31, 2003 .........     36.76%      18%         $301,513

Administrator Class
November 1, 2006 to October 31, 2007 .........      3.18%      56%         $102,201
November 1, 2005 to October 31, 2006 .........     24.79%      39%         $ 82,402
November 1, 2004 to October 31, 2005 .........     13.39%      30%         $118,690
July 26, 2004 4 to October 31, 2004 ..........      2.05%      31%         $ 81,232

Institutional Class
November 1, 2006 to October 31, 2007 .........      3.44%      56%         $ 79,559
November 1, 2005 to October 31, 2006 .........     25.12%      39%         $ 55,799
November 1, 2004 to October 31, 2005 .........     13.71%      30%         $ 63,705
July 26, 2004 4 to October 31, 2004 ..........      2.11%      31%         $ 17,376

COMMON STOCK FUND
---------------------------------------------------------------------------------------
Class A
November 1, 2006 to October 31, 2007 .........     19.74%      58%         $ 62,456
November 1, 2005 to October 31, 2006 .........     19.11%      56%         $ 64,915
January 1, 2005 to October 31, 2005 8 ........      4.34%      33%         $ 62,462
January 1, 2004 to December 31, 2004 .........      9.67%      42%         $ 73,612
January 1, 2003 to December 31, 2003 .........     38.50%      42%         $ 81,068
January 1, 2002 to December 31, 2002 .........    (19.48)%     65%         $ 46,402

86 Wells Fargo Advantage Small and Mid Cap Stock Funds      Financial Highlights


                                            Beginning                  Net Realized   Distributions
                                            Net Asset       Net       and Unrealized    from Net     Distributions
                                            Value Per   Investment     Gain (Loss)      Investment      from Net
                                              Share    Income (Loss)  on Investments      Income     Realized Gains
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK FUND (continued)
-------------------------------------------------------------------------------------------------------------------
Class B
November 1, 2006 to October 31, 2007 .....    $22.67      (0.20)6          3.74            0.00           (5.11)
November 1, 2005 to October 31, 2006 .....    $22.13      (0.20)6          3.92            0.00           (3.18)
January 1, 2005 to October 31, 2005 8 ....    $21.74      (0.29)           1.06            0.00           (0.38)
January 1, 2004 to December 31, 2004 .....    $21.53      (0.29)6          2.15            0.00           (1.65)
January 1, 2003 to December 31, 2003 .....    $15.67      (0.24)           6.10            0.00            0.00
January 1, 2002 to December 31, 2002 .....    $19.62      (0.22)6         (3.73)           0.00            0.00

Class C
November 1, 2006 to October 31, 2007 .....    $22.67      (0.20)6          3.73            0.00           (5.11)
November 1, 2005 to October 31, 2006 .....    $22.13      (0.20)6          3.92            0.00           (3.18)
January 1, 2005 to October 31, 2005 8 ....    $21.73      (0.47)           1.25            0.00           (0.38)
January 1, 2004 to December 31, 2004 .....    $21.53      (0.30)6          2.15            0.00           (1.65)
January 1, 2003 to December 31, 2003 .....    $15.68      (0.25)           6.10            0.00            0.00
January 1, 2002 to December 31, 2002 .....    $19.62      (0.22)6         (3.72)           0.00            0.00

Class Z
November 1, 2006 to October 31, 2007 .....    $24.18      (0.05)6          4.05            0.00           (5.11)
November 1, 2005 to October 31, 2006 .....    $23.25      (0.03)6          4.14            0.00           (3.18)
January 1, 2005 to October 31, 2005 8 ....    $22.65      (0.07)           1.05            0.00           (0.38)
January 1, 2004 to December 31, 2004 .....    $22.15      (0.08)6          2.23            0.00           (1.65)
January 1, 2003 to December 31, 2003 .....    $15.97      (0.09)           6.27            0.00            0.00
January 1, 2002 to December 31, 2002 .....    $19.78      (0.05)6         (3.76)           0.00            0.00

MID CAP GROWTH FUND
-------------------------------------------------------------------------------------------------------------------
Class A
November 1, 2006 to October 31, 2007 .....    $ 6.69      (0.04)6          1.95            0.00           (0.88)
November 1, 2005 to October 31, 2006 .....    $ 6.37      (0.05)           0.92            0.00           (0.55)
October 1, 2005 to October 31, 2005 5 ....    $ 6.50       0.00 6         (0.13)           0.00            0.00
October 1, 2004 to September 30, 2005 ....    $ 5.84      (0.07)6          1.16            0.00           (0.43)
October 1, 2003 to September 30, 2004 ....    $ 5.09       0.02            0.73            0.00            0.00
July 1, 2003 to September 30, 2003 7 .....    $ 4.77      (0.05)           0.37            0.00            0.00
July 1, 2002 to June 30, 2003 ............    $ 4.82      (0.02)          (0.03)           0.00            0.00

Class B
November 1, 2006 to October 31, 2007 .....    $ 6.37      (0.09)6          1.84            0.00           (0.88)
November 1, 2005 to October 31, 2006 .....    $ 6.13      (0.11)           0.90            0.00           (0.55)
October 1, 2005 to October 31, 2005 5 ....    $ 6.26      (0.01)6         (0.12)           0.00            0.00
October 1, 2004 to September 30, 2005 ....    $ 5.68      (0.12)6          1.13            0.00           (0.43)
October 1, 2003 to September 30, 2004 ....    $ 4.99       0.06            0.63            0.00            0.00
July 1, 2003 to September 30, 2003 7 .....    $ 4.68      (0.06)           0.37            0.00            0.00
June 9, 2003 4  to June 30, 2003 .........    $ 4.67       0.01            0.00            0.00            0.00

Class C
November 1, 2006 to October 31, 2007 .....    $ 6.36      (0.09)6          1.84            0.00           (0.88)
November 1, 2005 to October 31, 2006 .....    $ 6.13      (0.09)           0.87            0.00           (0.55)
October 1, 2005 to October 31, 2005 5 ....    $ 6.26      (0.01)6         (0.12)           0.00            0.00
October 1, 2004 to September 30, 2005 ....    $ 5.68      (0.12)6          1.13            0.00           (0.43)
October 1, 2003 to September 30, 2004 ....    $ 4.98       0.07            0.63            0.00            0.00
July 1, 2003 to September 30, 2003 7 .....    $ 4.68      (0.06)           0.36            0.00            0.00
June 9, 2003 4  to June 30, 2003 .........    $ 4.67       0.01            0.00            0.00            0.00

Class Z
November 1, 2006 to October 31, 2007 .....    $ 6.67      (0.05)6          1.94            0.00           (0.88)
November 1, 2005 to October 31, 2006 .....    $ 6.37      (0.07)           0.92            0.00           (0.55)
October 1, 2005 to October 31, 2005 5 ....    $ 6.50      (0.01)6         (0.12)           0.00            0.00
April 11, 2005 4  to September 30, 2005 ..    $ 5.95      (0.05)6          0.60            0.00            0.00

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Highlights

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 87


                                                               Ending     Ratio to Average Net Assets (Annualized) 1
                                            Distributions in  Net Asset  --------------------------------------------
                                               Exceess of     Value Per  Net Investment    Gross   Expenses     Net
                                             Realized Gains     Share     Income (Loss)  Expenses   Waived   Expenses
---------------------------------------------------------------------------------------------------------------------
COMMON STOCK FUND (continued)
---------------------------------------------------------------------------------------------------------------------
Class B
November 1, 2006 to October 31, 2007 .....         0.00         $21.10       (1.00)%       2.12%    (0.06)%    2.06%
November 1, 2005 to October 31, 2006 .....         0.00         $22.67       (0.90)%       2.09%    (0.03)%    2.06%
January 1, 2005 to October 31, 2005 8 ....         0.00         $22.13       (1.23)%       2.20%    (0.04)%    2.16%
January 1, 2004 to December 31, 2004 .....         0.00         $21.74       (1.36)%       2.32%    (0.04)%    2.28%
January 1, 2003 to December 31, 2003 .....         0.00         $21.53       (1.41)%       2.35%    (0.01)%    2.34%
January 1, 2002 to December 31, 2002 .....         0.00         $15.67       (1.31)%       2.36%     0.00%     2.36%

Class C
November 1, 2006 to October 31, 2007 .....         0.00         $21.09       (1.00)%       2.12%    (0.06)%    2.06%
November 1, 2005 to October 31, 2006 .....         0.00         $22.67       (0.90)%       2.09%    (0.03)%    2.06%
January 1, 2005 to October 31, 2005 8 ....         0.00         $22.13       (1.25)%       2.21%    (0.04)%    2.17%
January 1, 2004 to December 31, 2004 .....         0.00         $21.73       (1.38)%       2.35%    (0.04)%    2.31%
January 1, 2003 to December 31, 2003 .....         0.00         $21.53       (1.41)%       2.35%    (0.01)%    2.34%
January 1, 2002 to December 31, 2002 .....         0.00         $15.68       (1.31)%       2.37%    (0.01)%    2.36%

Class Z
November 1, 2006 to October 31, 2007 .....         0.00         $23.07       (0.23)%       1.54%    (0.25)%    1.29%
November 1, 2005 to October 31, 2006 .....         0.00         $24.18       (0.13)%       1.51%    (0.22)%    1.29%
January 1, 2005 to October 31, 2005 8 ....         0.00         $23.25       (0.38)%       1.47%    (0.16)%    1.31%
January 1, 2004 to December 31, 2004 .....         0.00         $22.65       (0.38)%       1.34%    (0.04)%    1.30%
January 1, 2003 to December 31, 2003 .....         0.00         $22.15       (0.42)%       1.36%    (0.01)%    1.35%
January 1, 2002 to December 31, 2002 .....         0.00         $15.97       (0.28)%       1.34%    (0.01)%    1.33%

MID CAP GROWTH FUND
---------------------------------------------------------------------------------------------------------------------

Class A
November 1, 2006 to October 31, 2007 .....         0.00         $ 7.72       (0.60)%       1.42%    (0.02)%    1.40%
November 1, 2005 to October 31, 2006 .....         0.00         $ 6.69       (0.69)%       1.48%    (0.08)%    1.40%
October 1, 2005 to October 31, 2005 5 ....         0.00         $ 6.37       (0.96)%       1.41%    (0.01)%    1.40%
October 1, 2004 to September 30, 2005 ....         0.00         $ 6.50       (1.19)%       1.42%    (0.01)%    1.41%
October 1, 2003 to September 30, 2004 ....         0.00         $ 5.84       (0.44)%       1.50%    (0.07)%    1.43%
July 1, 2003 to September 30, 2003 7 .....         0.00         $ 5.09       (1.03)%       1.42%     0.00%     1.42%
July 1, 2002 to June 30, 2003 ............         0.00         $ 4.77       (0.65)%       1.86%    (0.37)%    1.49%

Class B
November 1, 2006 to October 31, 2007 .....         0.00         $ 7.24       (1.36)%       2.17%    (0.02)%    2.15%
November 1, 2005 to October 31, 2006 .....         0.00         $ 6.37       (1.43)%       2.23%    (0.08)%    2.15%
October 1, 2005 to October 31, 2005 5 ....         0.00         $ 6.13       (1.71)%       2.16%    (0.01)%    2.15%
October 1, 2004 to September 30, 2005 ....         0.00         $ 6.26       (2.00)%       2.17%    (0.01)%    2.16%
October 1, 2003 to September 30, 2004 ....         0.00         $ 5.68       (0.64)%       2.26%    (0.08)%    2.18%
July 1, 2003 to September 30, 2003 7 .....         0.00         $ 4.99       (1.78)%       2.17%     0.00%     2.17%
June 9, 2003 4  to June 30, 2003 .........         0.00         $ 4.68        3.82%        2.22%    (0.08)%    2.14%

Class C
November 1, 2006 to October 31, 2007 .....         0.00         $ 7.23       (1.36)%       2.17%    (0.02)%    2.15%
November 1, 2005 to October 31, 2006 .....         0.00         $ 6.36       (1.45)%       2.23%    (0.08)%    2.15%
October 1, 2005 to October 31, 2005 5 ....         0.00         $ 6.13       (1.71)%       2.16%    (0.01)%    2.15%
October 1, 2004 to September 30, 2005 ....         0.00         $ 6.26       (2.00)%       2.17%    (0.01)%    2.16%
October 1, 2003 to September 30, 2004 ....         0.00         $ 5.68       (0.70)%       2.26%    (0.08)%    2.18%
July 1, 2003 to September 30, 2003 7 .....         0.00         $ 4.98       (1.78)%       2.17%     0.00%     2.17%
June 9, 2003 4  to June 30, 2003 .........         0.00         $ 4.68        4.05%        2.22%    (0.10)%    2.12%

Class Z
November 1, 2006 to October 31, 2007 .....         0.00         $ 7.68       (0.78)%       1.59%    (0.02)%    1.57%
November 1, 2005 to October 31, 2006 .....         0.00         $ 6.67       (0.84)%       1.65%    (0.08)%    1.57%
October 1, 2005 to October 31, 2005 5 ....         0.00         $ 6.37       (1.13)%       1.58%    (0.01)%    1.57%
April 11, 2005 4  to September 30, 2005 ..         0.00         $ 6.50       (1.69)%       1.56%    (0.01)%    1.55%

                                                      Portfolio   Net Assets at
                                              Total   Turnover    End of Period
                                            Return 2   Rate 3    (000's omitted)
--------------------------------------------------------------------------------
COMMON STOCK FUND (continued)
--------------------------------------------------------------------------------
Class B
November 1, 2006 to October 31, 2007 .....   18.86%      58%          $   31,415
November 1, 2005 to October 31, 2006 .....   18.23%      56%          $   34,205
January 1, 2005 to October 31, 2005 8 ....    3.63%      33%          $   34,744
January 1, 2004 to December 31, 2004 .....    8.89%      42%          $   37,908
January 1, 2003 to December 31, 2003 .....   37.40%      42%          $   38,830
January 1, 2002 to December 31, 2002 .....  (20.13)%     65%          $   24,208

Class C
November 1, 2006 to October 31, 2007 .....   18.82%      58%          $   18,501
November 1, 2005 to October 31, 2006 .....   18.24%      56%          $   18,885
January 1, 2005 to October 31, 2005 8 ....    3.68%      33%          $   20,177
January 1, 2004 to December 31, 2004 .....    8.84%      42%          $   26,375
January 1, 2003 to December 31, 2003 .....   37.31%      42%          $   34,025
January 1, 2002 to December 31, 2002 .....  (20.08)%     65%          $   23,137

Class Z
November 1, 2006 to October 31, 2007 .....   19.75%      58%          $1,057,463
November 1, 2005 to October 31, 2006 .....   19.14%      56%          $  991,457
January 1, 2005 to October 31, 2005 8 ....    4.42%      33%          $1,009,088
January 1, 2004 to December 31, 2004 .....    9.96%      42%          $1,162,236
January 1, 2003 to December 31, 2003 .....   38.70%      42%          $1,437,055
January 1, 2002 to December 31, 2002 .....  (19.26)%     65%          $1,362,540

MID CAP GROWTH FUND
--------------------------------------------------------------------------------
Class A
November 1, 2006 to October 31, 2007 .....   31.90%     116%          $  128,502
November 1, 2005 to October 31, 2006 .....   14.38%     123%          $  103,816
October 1, 2005 to October 31, 2005 5 ....   (2.00)%     13%          $  107,706
October 1, 2004 to September 30, 2005 ....   19.17%     143%          $  111,103
October 1, 2003 to September 30, 2004 ....   14.73%     180%          $   93,024
July 1, 2003 to September 30, 2003 7 .....    6.71%      55%          $   87,980
July 1, 2002 to June 30, 2003 ............   (1.04)%    142%          $   85,320

Class B
November 1, 2006 to October 31, 2007 .....   30.86%     116%          $    7,109
November 1, 2005 to October 31, 2006 .....   13.58%     123%          $    7,482
October 1, 2005 to October 31, 2005 5 ....   (2.08)%     13%          $    8,355
October 1, 2004 to September 30, 2005 ....   18.25%     143%          $    8,829
October 1, 2003 to September 30, 2004 ....   13.83%     180%          $    6,877
July 1, 2003 to September 30, 2003 7 .....    6.62%      55%          $    5,216
June 9, 2003 4  to June 30, 2003 .........    0.21%     142%          $    4,599

Class C
November 1, 2006 to October 31, 2007 .....   30.91%     116%          $    2,693
November 1, 2005 to October 31, 2006 .....   13.40%     123%          $    1,950
October 1, 2005 to October 31, 2005 5 ....   (2.08)%     13%          $    1,648
October 1, 2004 to September 30, 2005 ....   18.25%     143%          $    1,657
October 1, 2003 to September 30, 2004 ....   14.06%     180%          $    1,034
July 1, 2003 to September 30, 2003 7 .....    6.41%      55%          $      607
June 9, 2003 4  to June 30, 2003 .........    0.21%     142%          $      493

Class Z
November 1, 2006 to October 31, 2007 .....   31.66%     116%          $   44,067
November 1, 2005 to October 31, 2006 .....   14.05%     123%          $   37,968
October 1, 2005 to October 31, 2005 5 ....   (2.00)%     13%          $   50,319
April 11, 2005 4  to September 30, 2005 ..    9.24%     143%          $   52,005

88 Wells Fargo Advantage Small and Mid Cap Stock Funds      Financial Highlights


                                                   Beginning                    Net Realized    Distributions
                                                   Net Asset        Net        and Unrealized      from Net     Distributions
                                                   Value Per    Investment       Gain (Loss)      Investment       from Net
                                                     Share     Income (Loss)   on Investments       Income      Realized Gains
------------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------
Class A
November 1, 2006 to October 31, 2007 ...........     $14.03       (0.13) 6          3.66             0.00            (1.54)
November 1, 2005 to October 31, 2006 ...........     $12.19       (0.16)            2.93             0.00            (0.93)
October 1, 2005 to October 31, 2005 5 ..........     $12.53       (0.02)           (0.32)            0.00             0.00
October 1, 2004 to September 30, 2005 ..........     $10.67       (0.13) 6          2.18             0.00            (0.19)
October 1, 2003 to September 30, 2004 ..........     $ 9.44       (0.23)            1.46             0.00             0.00
July 1, 2003 to September 30, 2003 7 ...........     $ 8.93       (0.02)            0.53             0.00             0.00
July 1, 2002 to June 30, 2003 ..................     $ 8.61       (0.07)            0.39             0.00             0.00

Class B
November 1, 2006 to October 31, 2007 ...........     $13.65       (0.23) 6          3.53             0.00            (1.54)
November 1, 2005 to October 31, 2006 ...........     $11.97       (0.28)            2.89             0.00            (0.93)
October 1, 2005 to October 31, 2005 5 ..........     $12.31       (0.02)           (0.32)            0.00             0.00
October 1, 2004 to September 30, 2005 ..........     $10.57       (0.22) 6          2.15             0.00            (0.19)
October 1, 2003 to September 30, 2004 ..........     $ 9.41       (0.25)            1.41             0.00             0.00
July 1, 2003 to September 30, 2003 7 ...........     $ 8.93       (0.04)            0.52             0.00             0.00
June 9, 2003 4 to June 30, 2003 ................     $ 8.88       (0.01)            0.06             0.00             0.00

Class C
November 1, 2006 to October 31, 2007 ...........     $13.66       (0.23) 6          3.54             0.00            (1.54)
November 1, 2005 to October 31, 2006 ...........     $11.98       (0.25)            2.86             0.00            (0.93)
October 1, 2005 to October 31, 2005 5 ..........     $12.33       (0.02)           (0.33)            0.00             0.00
October 1, 2004 to September 30, 2005 ..........     $10.58       (0.22) 6          2.16             0.00            (0.19)
October 1, 2003 to September 30, 2004 ..........     $ 9.42       (0.22)            1.38             0.00             0.00
July 1, 2003 to September 30, 2003 7 ...........     $ 8.93       (0.02)            0.51             0.00             0.00
June 9, 2003 4 to June 30, 2003 ................     $ 8.88       (0.01)            0.06             0.00             0.00

Class Z
November 1, 2006 to October 31, 2007 ...........     $13.99       (0.16) 6          3.64             0.00            (1.54)
November 1, 2005 to October 31, 2006 ...........     $12.18       (0.19)            2.93             0.00            (0.93)
October 1, 2005 to October 31, 2005 5 ..........     $12.52       (0.01)           (0.33)            0.00             0.00
April 11, 2005 4 to September 30, 2005 .........     $11.06       (0.07) 6          1.53             0.00             0.00

Administrator Class
November 1, 2006 to October 31, 2007 ...........     $14.12       (0.10) 6          3.69             0.00            (1.54)
November 1, 2005 to October 31, 2006 ...........     $12.24       (0.13)            2.94             0.00            (0.93)
October 1, 2005 to October 31, 2005 5 ..........     $12.59       (0.01)           (0.34)            0.00             0.00
October 1, 2004 to September 30, 2005 ..........     $10.70       (0.11) 6          2.19             0.00            (0.19)
October 1, 2003 to September 30, 2004 ..........     $ 9.44       (0.21)            1.47             0.00             0.00
July 1, 2003 to September 30, 2003 7 ...........     $ 8.94       (0.02)            0.52             0.00             0.00
June 9, 2003 4 to June 30, 2003 ................     $ 8.88        0.00             0.06             0.00             0.00

Institutional Class
November 1, 2006 to October 31, 2007 ...........     $14.19       (0.06) 6          3.71             0.00            (1.54)
November 1, 2005 to October 31, 2006 ...........     $12.26       (0.11)            2.97             0.00            (0.93)
October 1, 2005 to October 31, 2005 5 ..........     $12.61       (0.01)           (0.34)            0.00             0.00
April 11, 2005 4 to September 30, 2005 .........     $11.10       (0.04) 6          1.55             0.00             0.00

SMALL CAP OPPORTUNITIES FUND
------------------------------------------------------------------------------------------------------------------------------
Administrator Class
November 1, 2006 to October 31, 2007 ...........     $38.56        0.11             6.99             0.00            (5.98)
November 1, 2005 to October 31, 2006 ...........     $33.97       (0.04)            7.30             0.00            (2.67)
October 1, 2005 to October 31, 2005 5 ..........     $34.93       (0.01)           (0.95)            0.00             0.00
October 1, 2004 to September 30, 2005 ..........     $33.46       (0.09)            6.05             0.00            (4.49)
October 1, 2003 to September 30, 2004 ..........     $27.57       (0.08)            6.93             0.00            (0.96)
October 1, 2002 to September 30, 2003 ..........     $22.70       (0.13)            6.32             0.00            (1.32)

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Highlights      Wells Fargo Advantage Small and Mid Cap Stock Funds 89


                                                                        Ending       Ratio to Average Net Assets (Annualized) 1
                                                   Distributions in   Net Asset   -----------------------------------------------
                                                      Exceess of      Value Per   Net Investment     Gross    Expenses      Net
                                                    Realized Gains      Share      Income (Loss)   Expenses    Waived    Expenses
---------------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------------
Class A
November 1, 2006 to October 31, 2007 ...........         0.00           $16.02        (0.91)%        1.55%     (0.15)%     1.40%
November 1, 2005 to October 31, 2006 ...........         0.00           $14.03        (1.15)%        1.61%     (0.21)%     1.40%
October 1, 2005 to October 31, 2005 5 ..........         0.00           $12.19        (1.27)%        1.56%     (0.16)%     1.40%
October 1, 2004 to September 30, 2005 ..........         0.00           $12.53        (1.14)%        1.58%     (0.18)%     1.40%
October 1, 2003 to September 30, 2004 ..........         0.00           $10.67        (1.08)%        1.69%     (0.29)%     1.40%
July 1, 2003 to September 30, 2003 7 ...........         0.00           $ 9.44        (1.13)%        1.69%     (0.29)%     1.40%
July 1, 2002 to June 30, 2003 ..................         0.00           $ 8.93        (1.06)%        1.53%     (0.13)%     1.40%

Class B
November 1, 2006 to October 31, 2007 ...........         0.00           $15.41        (1.70)%        2.30%     (0.15)%     2.15%
November 1, 2005 to October 31, 2006 ...........         0.00           $13.65        (1.90)%        2.36%     (0.21)%     2.15%
October 1, 2005 to October 31, 2005 5 ..........         0.00           $11.97        (2.02)%        2.31%     (0.16)%     2.15%
October 1, 2004 to September 30, 2005 ..........         0.00           $12.31        (1.90)%        2.31%     (0.16)%     2.15%
October 1, 2003 to September 30, 2004 ..........         0.00           $10.57        (1.86)%        2.48%     (0.33)%     2.15%
July 1, 2003 to September 30, 2003 7 ...........         0.00           $ 9.41        (1.88)%        2.43%     (0.28)%     2.15%
June 9, 2003 4 to June 30, 2003 ................         0.00           $ 8.93        (1.06)%        2.28%     (0.13)%     2.15%

Class C
November 1, 2006 to October 31, 2007 ...........         0.00           $15.43        (1.66)%        2.30%     (0.15)%     2.15%
November 1, 2005 to October 31, 2006 ...........         0.00           $13.66        (1.90)%        2.36%     (0.21)%     2.15%
October 1, 2005 to October 31, 2005 5 ..........         0.00           $11.98        (2.02)%        2.31%     (0.16)%     2.15%
October 1, 2004 to September 30, 2005 ..........         0.00           $12.33        (1.90)%        2.31%     (0.16)%     2.15%
October 1, 2003 to September 30, 2004 ..........         0.00           $10.58        (1.86)%        2.48%     (0.33)%     2.15%
July 1, 2003 to September 30, 2003 7 ...........         0.00           $ 9.42        (1.91)%        2.47%     (0.32)%     2.15%
June 9, 2003 4 to June 30, 2003 ................         0.00           $ 8.93        (1.06)%        2.28%     (0.13)%     2.15%

Class Z
November 1, 2006 to October 31, 2007 ...........         0.00           $15.93        (1.09)%        1.72%     (0.15)%     1.57%
November 1, 2005 to October 31, 2006 ...........         0.00           $13.99        (1.32)%        1.78%     (0.21)%     1.57%
October 1, 2005 to October 31, 2005 5 ..........         0.00           $12.18        (1.44)%        1.73%     (0.16)%     1.57%
April 11, 2005 4 to September 30, 2005 .........         0.00           $12.52        (1.33)%        1.72%     (0.15)%     1.57%

Administrator Class
November 1, 2006 to October 31, 2007 ...........         0.00           $16.17        (0.71)%        1.37%     (0.17)%     1.20%
November 1, 2005 to October 31, 2006 ...........         0.00           $14.12        (0.95)%        1.43%     (0.23)%     1.20%
October 1, 2005 to October 31, 2005 5 ..........         0.00           $12.24        (1.07)%        1.38%     (0.18)%     1.20%
October 1, 2004 to September 30, 2005 ..........         0.00           $12.59        (0.94)%        1.37%     (0.17)%     1.20%
October 1, 2003 to September 30, 2004 ..........         0.00           $10.70        (1.20)%        1.54%     (0.34)%     1.20%
July 1, 2003 to September 30, 2003 7 ...........         0.00           $ 9.44        (0.99)%        1.46%     (0.26)%     1.20%
June 9, 2003 4 to June 30, 2003 ................         0.00           $ 8.94        (1.06)%        1.28%     (0.08)%     1.20%

Institutional Class
November 1, 2006 to October 31, 2007 ...........         0.00           $16.30        (0.41)%        1.10%     (0.20)%     0.90%
November 1, 2005 to October 31, 2006 ...........         0.00           $14.19        (0.64)%        1.16%     (0.26)%     0.90%
October 1, 2005 to October 31, 2005 5 ..........         0.00           $12.26        (0.77)%        1.11%     (0.21)%     0.90%
April 11, 2005 4 to September 30, 2005 .........         0.00           $12.61        (0.65)%        1.15%     (0.23)%     0.92%

SMALL CAP OPPORTUNITIES FUND
---------------------------------------------------------------------------------------------------------------------------------
Administrator Class
November 1, 2006 to October 31, 2007 ...........         0.00           $39.68         0.29%         1.33%     (0.13)%     1.20%
November 1, 2005 to October 31, 2006 ...........         0.00           $38.56        (0.11)%        1.34%     (0.14)%     1.20%
October 1, 2005 to October 31, 2005 5 ..........         0.00           $33.97        (0.35)%        1.33%     (0.13)%     1.20%
October 1, 2004 to September 30, 2005 ..........         0.00           $34.93        (0.28)%        1.29%     (0.09)%     1.20%
October 1, 2003 to September 30, 2004 ..........         0.00           $33.46        (0.27)%        1.30%     (0.10)%     1.20%
October 1, 2002 to September 30, 2003 ..........         0.00           $27.57        (0.57)%        1.31%     (0.11)%     1.20%

                                                                 Portfolio    Net Assets at
                                                     Total       Turnover     End of Period
                                                    Return 2       Rate 3    (000's omitted)
--------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------------------
Class A
November 1, 2006 to October 31, 2007 ...........     27.63%         122%        $ 199,396
November 1, 2005 to October 31, 2006 ...........     23.82%         142%        $ 110,813
October 1, 2005 to October 31, 2005 5 ..........     (2.71)%         10%        $  98,728
October 1, 2004 to September 30, 2005 ..........     19.31%         149%        $ 102,926
October 1, 2003 to September 30, 2004 ..........     13.03%         171%        $  43,192
July 1, 2003 to September 30, 2003 7 ...........      5.71%          47%        $  83,152
July 1, 2002 to June 30, 2003 ..................      3.72%         169%        $  52,891

Class B
November 1, 2006 to October 31, 2007 ...........     26.62%         122%        $  14,311
November 1, 2005 to October 31, 2006 ...........     22.86%         142%        $  20,226
October 1, 2005 to October 31, 2005 5 ..........     (2.76)%         10%        $  20,966
October 1, 2004 to September 30, 2005 ..........     18.46%         149%        $  21,940
October 1, 2003 to September 30, 2004 ..........     12.22%         171%        $     702
July 1, 2003 to September 30, 2003 7 ...........      5.38%          47%        $     114
June 9, 2003 4 to June 30, 2003 ................      0.56%         169%        $      30

Class C
November 1, 2006 to October 31, 2007 ...........     26.68%         122%        $  10,187
November 1, 2005 to October 31, 2006 ...........     22.84%         142%        $   6,543
October 1, 2005 to October 31, 2005 5 ..........     (2.84)%         10%        $   6,008
October 1, 2004 to September 30, 2005 ..........     18.42%         149%        $   6,271
October 1, 2003 to September 30, 2004 ..........     12.31%         171%        $     201
July 1, 2003 to September 30, 2003 7 ...........      5.49%          47%        $      82
June 9, 2003 4 to June 30, 2003 ................      0.56%         169%        $      11

Class Z
November 1, 2006 to October 31, 2007 ...........     27.32%         122%        $  43,069
November 1, 2005 to October 31, 2006 ...........     23.59%         142%        $  37,082
October 1, 2005 to October 31, 2005 5 ..........     (2.72)%         10%        $  35,304
April 11, 2005 4 to September 30, 2005 .........     13.20%         149%        $  37,511

Administrator Class
November 1, 2006 to October 31, 2007 ...........     27.90%         122%        $ 110,917
November 1, 2005 to October 31, 2006 ...........     24.07%         142%        $  62,302
October 1, 2005 to October 31, 2005 5 ..........     (2.78)%         10%        $  53,953
October 1, 2004 to September 30, 2005 ..........     19.54%         149%        $  55,961
October 1, 2003 to September 30, 2004 ..........     13.35%         171%        $  33,309
July 1, 2003 to September 30, 2003 7 ...........      5.59%          47%        $     335
June 9, 2003 4 to June 30, 2003 ................      0.67%         169%        $      14

Institutional Class
November 1, 2006 to October 31, 2007 ...........     28.22%         122%        $  85,664
November 1, 2005 to October 31, 2006 ...........     24.46%         142%        $  55,921
October 1, 2005 to October 31, 2005 5 ..........     (2.78)%         10%        $  31,430
April 11, 2005 4 to September 30, 2005 .........     13.60%         149%        $  31,416

SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------------------
Administrator Class
November 1, 2006 to October 31, 2007 ...........     20.94%         65%         $ 910,162
November 1, 2005 to October 31, 2006 ...........     22.57%         79%         $ 800,078
October 1, 2005 to October 31, 2005 5 ..........     (2.78)%         7%         $ 704,714
October 1, 2004 to September 30, 2005 ..........     18.76%        107%         $ 725,651
October 1, 2003 to September 30, 2004 ..........     25.25%        113%         $ 534,600
October 1, 2002 to September 30, 2003 ..........     28.47%        152%         $ 381,786

90 Wells Fargo Advantage Small and Mid Cap Stock Funds      Financial Highlights


                                                             Beginning                  Net Realized   Distributions
                                                             Net Asset       Net       and Unrealized    from Net
                                                             Value Per    Investment     Gain (Loss)    Investment
                                                               Share    Income (Loss)  on Investments     Income
--------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND
--------------------------------------------------------------------------------------------------------------------
Class A
November 1, 2006 to October 31, 2007 ..............  $32.63   (0.15) 6       6.76           0.00           (2.96)
November 1, 2005 to October 31, 2006 ..............  $31.17   (0.04)         4.61           0.00           (3.11)
January 1, 2005 to October 31, 2005 8 .............  $29.19   (0.18)         2.67           0.00           (0.51)
January 1, 2004 to December 31, 2004 ..............  $27.40   (0.27) 6       5.51           0.00           (3.45)
January 1, 2003 to December 31, 2003 ..............  $18.92   (0.12) 6       9.26          (0.01)          (0.65)
January 1, 2002 to December 31, 2002 ..............  $20.17    0.03 6       (1.28)          0.00            0.00

Class B
November 1, 2006 to October 31, 2007 ..............  $30.96   (0.38) 6       6.36           0.00           (2.96)
November 1, 2005 to October 31, 2006 ..............  $29.92   (0.35)         4.50           0.00           (3.11)
January 1, 2005 to October 31, 2005 8 .............  $28.21   (0.40)         2.62           0.00           (0.51)
January 1, 2004 to December 31, 2004 ..............  $26.79   (0.47) 6       5.34           0.00           (3.45)
January 1, 2003 to December 31, 2003 ..............  $18.66   (0.29) 6       9.08          (0.01)          (0.65)
January 1, 2002 to December 31, 2002 ..............  $20.05   (0.14) 6      (1.25)          0.00            0.00

Class C
November 1, 2006 to October 31, 2007 ..............  $31.03   (0.38) 6       6.38           0.00           (2.96)
November 1, 2005 to October 31, 2006 ..............  $29.99   (0.34)         4.49           0.00           (3.11)
January 1, 2005 to October 31, 2005 8 .............  $28.27   (0.44)         2.67           0.00           (0.51)
January 1, 2004 to December 31, 2004 ..............  $26.83   (0.47) 6       5.36           0.00           (3.45)
January 1, 2003 to December 31, 2003 ..............  $18.68   (0.28) 6       9.09          (0.01)          (0.65)
January 1, 2002 to December 31, 2002 ..............  $20.07   (0.13) 6      (1.26)          0.00            0.00

Class Z
November 1, 2006 to October 31, 2007 ..............  $32.98   (0.13) 6       6.84           0.00           (2.96)
November 1, 2005 to October 31, 2006 ..............  $31.45   (0.02)         4.66           0.00           (3.11)
January 1, 2005 to October 31, 2005 8 .............  $29.40   (0.15)         2.71           0.00           (0.51)
January 1, 2004 to December 31, 2004 ..............  $27.53   (0.22) 6       5.54           0.00           (3.45)
January 1, 2003 to December 31, 2003 ..............  $18.98   (0.09) 6       9.30          (0.01)          (0.65)
January 1, 2002 to December 31, 2002 ..............  $20.22    0.04 6       (1.28)          0.00            0.00

Institutional Class
July 31, 2007 9  to October 31, 2007 ..............  $34.30    0.01 6        2.46           0.00            0.00

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Highlights      Wells Fargo Advantage Small and Mid Cap Stock Funds 91


                                                                      Ending     Ratio to Average Net Assets (Annualized) 1
                                                      Distributions  Net Asset  --------------------------------------------
                                                        from Net     Value Per  Net Investment    Gross   Expenses     Net
                                                     Realized Gains    Share     Income (Loss)  Expenses   Waived   Expenses
----------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND
----------------------------------------------------------------------------------------------------------------------------
Class A
November 1, 2006 to October 31, 2007 ..............       0.00         $36.28       (0.45)%       1.44%     0.00%     1.44%
November 1, 2005 to October 31, 2006 ..............       0.00         $32.63       (0.15)%       1.44%    (0.01)%    1.43%
January 1, 2005 to October 31, 2005 8 .............       0.00         $31.17       (0.70)%       1.50%    (0.03)%    1.47%
January 1, 2004 to December 31, 2004 ..............       0.00         $29.19       (0.96)%       1.57%    (0.04)%    1.53%
January 1, 2003 to December 31, 2003 ..............       0.00         $27.40       (0.55)%       1.56%    (0.02)%    1.54%
January 1, 2002 to December 31, 2002 ..............       0.00         $18.92        0.14%        1.58%    (0.01)%    1.57%

Class B
November 1, 2006 to October 31, 2007 ..............       0.00         $33.98       (1.20)%       2.19%     0.00%      2.19%
November 1, 2005 to October 31, 2006 ..............       0.00         $30.96       (0.91)%       2.19%    (0.01)%    2.18%
January 1, 2005 to October 31, 2005 8 .............       0.00         $29.92       (1.46)%       2.26%    (0.02)%    2.24%
January 1, 2004 to December 31, 2004 ..............       0.00         $28.21       (1.71)%       2.33%    (0.05)%    2.28%
January 1, 2003 to December 31, 2003 ..............       0.00         $26.79       (1.37)%       2.36%    (0.01)%    2.35%
January 1, 2002 to December 31, 2002 ..............       0.00         $18.66       (0.69)%       2.41%    (0.01)%    2.40%

Class C
November 1, 2006 to October 31, 2007 ..............       0.00         $34.07       (1.20)%       2.19%     0.00%     2.19%
November 1, 2005 to October 31, 2006 ..............       0.00         $31.03       (0.91)%       2.19%    (0.01)%    2.18%
January 1, 2005 to October 31, 2005 8 .............       0.00         $29.99       (1.46)%       2.26%    (0.02)%    2.24%
January 1, 2004 to December 31, 2004 ..............       0.00         $28.27       (1.71)%       2.34%    (0.05)%    2.29%
January 1, 2003 to December 31, 2003 ..............       0.00         $26.83       (1.32)%       2.34%    (0.02)%    2.32%
January 1, 2002 to December 31, 2002 ..............       0.00         $18.68       (0.64)%       2.38%    (0.01)%    2.37%

Class Z
November 1, 2006 to October 31, 2007 ..............       0.00         $36.73       (0.37)%       1.61%    (0.25)%    1.36%
November 1, 2005 to October 31, 2006 ..............       0.00         $32.98       (0.05)%       1.61%    (0.25)%    1.36%
January 1, 2005 to October 31, 2005 8 .............       0.00         $31.45       (0.57)%       1.58%    (0.24)%    1.34%
January 1, 2004 to December 31, 2004 ..............       0.00         $29.40       (0.79)%       1.40%    (0.04)%    1.36%
January 1, 2003 to December 31, 2003 ..............       0.00         $27.53       (0.41)%       1.42%    (0.02)%    1.40%
January 1, 2002 to December 31, 2002 ..............       0.00         $18.98        0.21%        1.49%    (0.01)%    1.48%

Institutional Class
July 31, 2007 9  to October 31, 2007 ..............       0.00         $36.77        0.13%        0.97%    (0.03)%    0.94%

                                                               Portfolio   Net Assets at
                                                      Total    Turnover    End of Period
                                                     Return 2   Rate 3    (000's omitted)
-----------------------------------------------------------------------------------------
SMALL CAP VALUE FUND
-----------------------------------------------------------------------------------------
Class A
November 1, 2006 to October 31, 2007 ..............   21.87%      48%        $  715,334
November 1, 2005 to October 31, 2006 ..............   15.44%      33%        $  656,151
January 1, 2005 to October 31, 2005 8 .............    8.66%      33%        $  606,811
January 1, 2004 to December 31, 2004 ..............   19.89%      34%        $  598,226
January 1, 2003 to December 31, 2003 ..............   48.49%      30%        $  673,580
January 1, 2002 to December 31, 2002 ..............   (6.20)%     28%        $  334,669

Class B
November 1, 2006 to October 31, 2007 ..............   20.94%      48%        $  123,492
November 1, 2005 to October 31, 2006 ..............   14.61%      33%        $  128,970
January 1, 2005 to October 31, 2005 8 .............    7.99%      33%        $  133,825
January 1, 2004 to December 31, 2004 ..............   18.95%      34%        $  136,825
January 1, 2003 to December 31, 2003 ..............   47.28%      30%        $  126,152
January 1, 2002 to December 31, 2002 ..............   (6.93)%     28%        $   75,782

Class C
November 1, 2006 to October 31, 2007 ..............   20.96%      48%        $  146,997
November 1, 2005 to October 31, 2006 ..............   14.57%      33%        $  143,872
January 1, 2005 to October 31, 2005 8 .............    8.01%      33%        $  146,162
January 1, 2004 to December 31, 2004 ..............   19.00%      34%        $  157,329
January 1, 2003 to December 31, 2003 ..............   47.34%      30%        $  158,942
January 1, 2002 to December 31, 2002 ..............   (6.93)%     28%        $   98,122

Class Z
November 1, 2006 to October 31, 2007 ..............   21.95%      48%        $3,183,124
November 1, 2005 to October 31, 2006 ..............   15.53%      33%        $2,571,031
January 1, 2005 to October 31, 2005 8 .............    8.83%      33%        $1,926,165
January 1, 2004 to December 31, 2004 ..............   20.09%      34%        $1,359,158
January 1, 2003 to December 31, 2003 ..............   48.70%      30%        $1,167,094
January 1, 2002 to December 31, 2002 ..............   (6.13)%     28%        $  658,718

Institutional Class
July 31, 2007 9  to October 31, 2007 ..............    7.20%      48%        $    8,707

92 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                                   Notes to Financial Statements


1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at October 31, 2007, was comprised of 113 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the C&B Mid Cap Value Fund, Common Stock Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Small Cap Opportunities Fund, and Small Cap Value Fund. Each Fund is a diversified series of the Trust.

The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country as is discussed in the Performance Highlights for those Funds. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities

Notes to Financial Statements

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 93


markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

AFFILIATE SECURITIES

An affiliate company is a company in which a Fund has ownership of at least 5% of the voting securities. Companies that are affiliates of a Fund at period-end are noted in the Fund's Portfolio of Investments. The following such positions were held by the Small Cap Value Fund at October 31, 2007:

------------------------------------------------------------------------------------------------------------------------------
                                                                         Market         Unrealized     Dividend   % of Shares
Security Name                             Quantity        Cost            Value         Gain/Loss       Income    Outstanding
------------------------------------------------------------------------------------------------------------------------------
Apex Silver Mines Limited                 5,087,300   $ 71,297,311   $  104,289,650   $  32,992,339   $       0       8.68%
------------------------------------------------------------------------------------------------------------------------------
Argo Group International Holdings Ltd     1,626,100     71,131,058       69,288,121      (1,842,937)          0       5.31%
------------------------------------------------------------------------------------------------------------------------------
Champion Enterprises Incorporated         7,522,800     71,564,382       89,220,408      17,656,026           0       9.75%
------------------------------------------------------------------------------------------------------------------------------
Chesapeake Corporation                    1,009,700     16,215,719        7,481,877      (8,733,842)    281,244       5.07%
------------------------------------------------------------------------------------------------------------------------------
China Grentech Corporation Iimited Adr    2,989,895     37,286,257       30,108,243      (7,178,014)          0      11.96%
------------------------------------------------------------------------------------------------------------------------------
Constar International Incorporated          994,900      8,543,463        3,044,394      (5,499,069)          0       7.92%
------------------------------------------------------------------------------------------------------------------------------
Covenant Transportation Group Class A     1,104,100     16,948,280        8,369,078      (8,579,202)          0       9.46%
------------------------------------------------------------------------------------------------------------------------------
Cray Incorporated                         3,602,700     37,725,425       21,868,389     (15,857,036)          0      11.06%
------------------------------------------------------------------------------------------------------------------------------
Credence Systems Corporation              7,445,637     38,502,426       22,709,193     (15,793,233)          0       7.32%
------------------------------------------------------------------------------------------------------------------------------
Cross Country Healthcare Incorporated     2,545,800     46,721,442       39,994,518      (6,726,924)          0       7.96%
------------------------------------------------------------------------------------------------------------------------------
Empire Resorts Incorporated               1,930,200     13,437,789        9,554,490      (3,883,299)          0       6.52%
------------------------------------------------------------------------------------------------------------------------------
Fleetwood Enterprises Incorporated        6,814,800     57,231,728       61,333,200       4,101,472           0      10.61%
------------------------------------------------------------------------------------------------------------------------------
Gentiva Health Services Incorporated      1,563,900     26,772,712       29,682,822       2,910,110           0       5.60%
------------------------------------------------------------------------------------------------------------------------------
Global Industries Limited                 6,206,400     74,642,728      152,801,568      78,158,840           0       5.27%
------------------------------------------------------------------------------------------------------------------------------
Hilltop Holdings Incorporated             3,617,070     41,905,212       43,477,181       1,571,970           0       6.41%
------------------------------------------------------------------------------------------------------------------------------
Intermec Incorporated                     3,845,700     75,492,335       97,757,694      22,265,359           0       6.33%
------------------------------------------------------------------------------------------------------------------------------
Interoil Corporation                      2,629,900     59,891,128       61,171,474       1,280,346           0       8.79%
------------------------------------------------------------------------------------------------------------------------------
Intertape Polymer Group Incorporated      8,395,067     50,386,451       28,879,030     (21,507,421)          0      20.48%
------------------------------------------------------------------------------------------------------------------------------
McMoran Exploration Company               3,132,500     44,026,611       38,153,850      (5,872,761)          0       9.04%
------------------------------------------------------------------------------------------------------------------------------
Mrv Communications Incorporated          10,230,400     28,936,403       29,054,336         117,933           0       7.08%
------------------------------------------------------------------------------------------------------------------------------
Newpark Resources Incorporated            8,089,200     47,768,187       50,719,284       2,951,097           0       8.98%
------------------------------------------------------------------------------------------------------------------------------
Orasure Technologies Incorporated         5,054,900     41,723,439       45,847,943       4,124,504           0      10.92%
------------------------------------------------------------------------------------------------------------------------------
OSI Systems Incorporated                  1,428,295     27,045,973       35,750,224       8,704,251           0       8.33%
------------------------------------------------------------------------------------------------------------------------------
Phi Incorporated                            770,400     18,480,572       26,655,840       8,175,268           0       6.20%
------------------------------------------------------------------------------------------------------------------------------
Power-one Incorporated                    5,929,000     37,581,630       33,617,430      (3,964,200)          0       6.80%
------------------------------------------------------------------------------------------------------------------------------
Prestige Brands Holdings Incorporated     3,397,000     40,178,831       35,532,620      (4,646,211)          0       6.79%
------------------------------------------------------------------------------------------------------------------------------
Randgold Resources Limited Adr            4,505,200     63,946,145      161,916,888      97,970,743           0       6.50%
------------------------------------------------------------------------------------------------------------------------------

94 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                                   Notes to Financial Statements


---------------------------------------------------------------------------------------------------------------------
                                                                   Market       Unrealized    Dividend   % of Shares
Security Name                         Quantity       Cost           Value        Gain/Loss     Income    Outstanding
---------------------------------------------------------------------------------------------------------------------
US Concrete Incorporated             3,199,900   $ 23,230,162   $ 15,871,504   $ (7,358,658)         0       8.16%
---------------------------------------------------------------------------------------------------------------------
Webco Industries Incorporated           99,370      5,726,689      9,340,733      3,614,044          0      13.98%
---------------------------------------------------------------------------------------------------------------------
Wellman Incorporated                 2,197,300     10,000,991      1,472,191     (8,528,800)   150,593       6.68%
---------------------------------------------------------------------------------------------------------------------
Willbros Group Incorporated          1,853,500     28,590,332     70,933,445     42,343,113          0       6.37%
---------------------------------------------------------------------------------------------------------------------

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily using the interest method.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

At October 31, 2007, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and
Liabilities:

---------------------------------------------------------------------------------------
                               Undistributed Net   Undistributed Net
FUND                           Investment Income   Realized Gain/Loss   Paid-in Capital
---------------------------------------------------------------------------------------
C&B MID CAP VALUE FUND            $  (455,039)        $    455,039       $          0
---------------------------------------------------------------------------------------
COMMON STOCK FUND                   5,892,772           (5,892,772)                 0
---------------------------------------------------------------------------------------
MID CAP GROWTH FUND                 1,144,590            1,650,498         (2,795,088)
---------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND               3,197,265           (3,197,265)                 0
---------------------------------------------------------------------------------------

Notes to Financial Statements

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 95


---------------------------------------------------------------------------------------
                               Undistributed Net    Undistributed Net
FUND                           Investment Income   Realized Gain/Loss   Paid-in Capital
---------------------------------------------------------------------------------------
SMALL CAP OPPORTUNITIES FUND      $ (320,857)           $ 320,857             $  0
---------------------------------------------------------------------------------------
SMALL CAP VALUE FUND                (378,375)             378,375                0
---------------------------------------------------------------------------------------

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at October 31, 2007.

At October 31, 2007, net capital loss carryforwards, which are available to offset future net realized capital gains, were:

----------------------------------------------------------------
                                                  Capital Loss
FUND                           Expiration Year   Carryforwards
----------------------------------------------------------------
MID CAP GROWTH FUND                  2008         $  2,795,089
----------------------------------------------------------------
                                     2009              139,021
----------------------------------------------------------------
SMALL CAP GROWTH FUND                2008            7,031,907
----------------------------------------------------------------
                                     2009            4,946,742
----------------------------------------------------------------
SMALL CAP VALUE FUND                 2010           27,035,733
----------------------------------------------------------------
                                     2011            1,040,222
----------------------------------------------------------------

FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked daily

96 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                                   Notes to Financial Statements


while collateral supporting loans of U.S. Government securities is remarked back to 102% only if the given collateral falls below 100% of the market value of securities loaned plus any accrual interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities (reduced from 30% effective September 1, 2007) and incurs all expenses. The value of the securities on loan and the value of the related collateral at October 31, 2007 are shown on the Statements of Assets and Liabilities.

SWAP CONTRACTS

The Funds may enter into various hedging transactions, such as interest rate swaps, currency swaps and other types of swap agreements, including swaps on securities and indices, to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments, e.g., an exchange of floating-rate payments for fixed rate payments. The Funds record as an increase or decrease to realized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates or index values.

As of October 31, 2007, the following Fund had open swap contracts:

----------------------------------------------------------------------------------------------------------------------------
                     Swap           Notional        Interest Rate/          Interest Rate/       Maturity    Net Unrealized
FUND             Counter Party     Principal        Index Received            Index Paid           Date        Gain/(Loss)
----------------------------------------------------------------------------------------------------------------------------
Common Stock    Lehman Brothers   $ 13,453,924         Notional Amount         Market Value      6/04/2008     $ 1,424,001
                    Finance                         x (3 Month USD Libor       Appreciation
                                                  plus 30 bps) plus Market     on Customized
                                                    Value Depreciation on      Stock Index*
                                                   Customized Stock Index*
----------------------------------------------------------------------------------------------------------------------------
Common Stock    Lehman Brothers     16,275,505         Notional Amount         Market Value      7/16/2008        (741,648)
                    Finance                         x (3 Month USD Libor       Appreciation
                                                  plus 30 bps) plus Market     on Customized
                                                   Value Depreciation on       Stock Index**
                                                  Customized Stock Index**
----------------------------------------------------------------------------------------------------------------------------
Common Stock    Lehman Brothers      8,077,852         Notional Amount         Market Value     10/07/2008        (170,468)
                    Finance                        x (3 Month USD Libor        Appreciation
                                                  plus 30 bps) plus Market     on Customized
                                                   Value Depreciation on      Stock Index***
                                                  Customized Stock Index***
----------------------------------------------------------------------------------------------------------------------------
Common Stock    Lehman Brothers     19,709,836         Notional Amount         Market Value     11/03/2008       4,431,230
                    Finance                        x (3 Month USD Libor        Appreciation
                                                  plus 30 bps) plus Market     on Customized
                                                    Value Depreciation on     Stock Index****
                                                 Customized Stock Index****
----------------------------------------------------------------------------------------------------------------------------

   * Customized Stock Index consists of the following basket of common stocks valued as of October 31, 2007: CSX Corporation, Norfolk Southern Corporation, Union Pacific Corporation and Norfolk Southern Corporation.

  ** Customized Stock Index consists of the following basket of common stocks valued as of October 31, 2007: Fifth Third Bancorp, BB&T Corporation, Comerica Incorporated, Synovus Financial Corporation, U.S. Bancorp, TCP Financial Corporation, Zions Bancorporation, Wachovia Corporation and Bank of America Corporation.

 *** Customized Stock Index consists of the following basket of common stocks valued as of October 31, 2007: D.R. Horton Incorporated, KB Home, Lennar Corporation, Pulte Homes Incorporated and The Ryland Group Incorporated.

**** Customized Stock Index consists of the following basket of common stocks valued as of October 31, 2007: Rio Tinto plc, Freeport-McMoRan Copper & Gold Incorporated, BHP Billiton Limited and Xstrata plc.

Notes to Financial Statements

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 97


WRITTEN OPTIONS

An option is a right to buy or sell a particular security at a specified price within a limited period of time. The writer of the option, in return for a premium received from the seller, has the obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the option's value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds or amount paid on the closing transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

Risks could arise from entering into written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

Written options transactions during the year ended October 31, 2007, were as follows:

-------------------------------------------------------------------------------------------------
                                          COMMON STOCK FUND              SMALL CAP VALUE FUND
                                    -----------------------------   -----------------------------
CALL OPTIONS WRITTEN                Contracts   Premiums Received   Contracts   Premiums Received
-------------------------------------------------------------------------------------------------
Options at beginning of period        (1,830)     $  (384,898)      (191,681)    $ (85,678,282)
-------------------------------------------------------------------------------------------------
Options written                      (14,426)      (3,350,071)      (542,565)     (305,406,284)
-------------------------------------------------------------------------------------------------
Options terminated in closing
transactions                           5,700        1,289,556        631,776       330,534,955
-------------------------------------------------------------------------------------------------
Options expired                        3,880          775,531         13,247         3,352,430
-------------------------------------------------------------------------------------------------
Options split                              0                0              0                 0
-------------------------------------------------------------------------------------------------
Options exercised                      6,426        1,570,633         15,312        21,037,635
-------------------------------------------------------------------------------------------------
Options at end of period                (250)     $   (99,249)       (73,911)    $ (36,159,546)
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                                                        SMALL CAP VALUE FUND
                                                                    -----------------------------
PUT OPTIONS WRITTEN                                                 Contracts   Premiums Received
-------------------------------------------------------------------------------------------------
Options at beginning of period                                             0      $          0
-------------------------------------------------------------------------------------------------
Options written                                                      (15,700)       (4,374,847)
-------------------------------------------------------------------------------------------------
Options terminated in closing transactions                             6,500         1,524,597
-------------------------------------------------------------------------------------------------
Options expired                                                        4,100           770,987
-------------------------------------------------------------------------------------------------
Options split                                                              0                 0
-------------------------------------------------------------------------------------------------
Options exercised                                                          0                 0
-------------------------------------------------------------------------------------------------
Options at end of period                                              (5,100)     $ (2,079,263)
-------------------------------------------------------------------------------------------------

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

98 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                                   Notes to Financial Statements


-----------------------------------------------------------------------------------------------------------------------------
                                                       Advisory                                                  Subadvisory
                                                      Fees (% of                                                 Fees (% of
                                   Average Daily     Average Daily                             Average Daily    Average Daily
FUND                                Net Assets        Net Assets)         Subadviser            Net Assets       Net Assets)
-----------------------------------------------------------------------------------------------------------------------------
C&B MID CAP VALUE FUND          First $500 million       0.750        Cooke & Bieler, LP    First $250 million       0.550
                                 Next $500 million       0.700                               Next $250 million       0.500
                                   Next $2 billion       0.650                               Next $250 million       0.450
                                   Next $2 billion       0.625                               Over $750 million       0.400
                                   Over $5 billion       0.600
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCK FUND               First $500 million       0.750           Wells Capital      First $100 million       0.450
                                 Next $500 million       0.700            Management         Next $100 million       0.400
                                   Next $2 billion       0.650                               Over $200 million       0.300
                                   Next $2 billion       0.625
                                   Over $5 billion       0.600
-----------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND             First $500 million       0.750           Wells Capital      First $100 million       0.450
                                 Next $500 million       0.700            Management         Next $100 million       0.400
                                   Next $2 billion       0.650                               Over $200 million       0.300
                                   Next $2 billion       0.625
                                   Over $5 billion       0.600
-----------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND           First $500 million       0.900           Wells Capital      First $100 million       0.550
                                 Next $500 million       0.850            Management         Next $100 million       0.500
                                   Next $2 billion       0.800                               Over $200 million       0.400
                                   Next $2 billion       0.775
                                   Over $5 billion       0.750
-----------------------------------------------------------------------------------------------------------------------------
SMALL CAP OPPORTUNITIES FUND    First $500 million       0.900        Schroder Investment   First $275 million       0.500
                                 Next $500 million       0.850         Management North      Over $275 million       0.450
                                   Next $2 billion       0.800       America Incorporated
                                   Next $2 billion       0.775
                                   Over $5 billion       0.750
-----------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND            First $500 million       0.900           Wells Capital      First $100 million       0.550
                                 Next $500 million       0.850            Management         Next $100 million       0.500
                                   Next $2 billion       0.800                               Over $200 million       0.400
                                   Next $2 billion       0.775
                                   Over $5 billion       0.750
-----------------------------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

--------------------------------------------------------------------------------
                                                             Administration Fees
                                           Average Daily        (% of Average
                                            Net Assets        Daily Net Assets)
--------------------------------------------------------------------------------
Fund level                               First $5 billion           0.05
--------------------------------------------------------------------------------
                                          Next $5 billion           0.04
--------------------------------------------------------------------------------
                                         Over $10 billion           0.03
--------------------------------------------------------------------------------
Class A, Class B, Class C, and Class D   All asset levels           0.28
--------------------------------------------------------------------------------

Notes to Financial Statements

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 99


--------------------------------------------------------------------------------
                                                             Administration Fees
                                          Average Daily         (% of Average
                                            Net Assets       Daily Net Assets)
--------------------------------------------------------------------------------
Class Z                                  All asset levels           0.45
--------------------------------------------------------------------------------
Administrator Class                      All asset levels           0.10
--------------------------------------------------------------------------------
Institutional Class                      All asset levels           0.08
--------------------------------------------------------------------------------

The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

--------------------------------------------------------------------------------
                                                                 % of Average
                                                               Daily Net Assets
--------------------------------------------------------------------------------
All Small and Mid Cap Stock Funds                                      0.02
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

--------------------------------------------------------------------------------
                                                                 % of Average
SHARE CLASS                                                    Daily Net Assets
--------------------------------------------------------------------------------
Class A, Class B, Class C, Class D, Class Z and
  Administrator Class                                                0.25
--------------------------------------------------------------------------------

For the year ended October 31, 2007, shareholder servicing fees paid were as follows:

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Administrator
FUND                                          Class A       Class B      Class C       Class D        Class Z         Class
--------------------------------------------------------------------------------------------------------------------------------
C&B MID CAP VALUE FUND                      $   131,878   $   41,363   $   39,077   $  1,797,867             NA   $   265,909
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK FUND                               157,838       83,106       46,997             NA   $  2,590,161            NA
--------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND                             292,047       18,457        5,460             NA        101,729            NA
--------------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND                           401,096       42,632       18,885             NA         99,245       210,919
--------------------------------------------------------------------------------------------------------------------------------
SMALL CAP OPPORTUNITIES FUND                         NA           NA           NA             NA             NA     2,153,868
--------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND                          1,705,323      318,431      361,785             NA      7,170,011            NA
--------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

For the year ended October 31, 2007, distribution fees incurred are disclosed on the Statements of Operations.

OTHER FEES

PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

100 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                                   Notes to Financial Statements


WAIVED FEES AND REIMBURSED EXPENSES

Funds Management has contractually committed through February 28, 2009 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Fund level expenses, when waived, are waived proportionately among classes based upon relative net assets. Class specific expenses may also be waived within a specific class. The contractual net operating expense ratios in effect for the year ended October 31, 2007, were as follows:

--------------------------------------------------------------------------------------------------------------------
                                                              Net Operating Expense Ratios
                                                              ----------------------------
                                                                                       Administrator   Institutional
FUND                                 Class A   Class B   Class C   Class D   Class Z      Class           Class
--------------------------------------------------------------------------------------------------------------------
C&B MID CAP VALUE FUND                 1.40%     2.15%     2.15%     1.25%       NA        1.15%           0.90%
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK FUND                      1.31%     2.06%     2.06%       NA      1.29%         NA              NA
--------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND                    1.40%     2.15%     2.15%       NA      1.57%         NA              NA
--------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND                  1.40%     2.15%     2.15%       NA      1.57%       1.20%           0.90%
--------------------------------------------------------------------------------------------------------------------
SMALL CAP OPPORTUNITIES FUND            NA         NA       NA         NA        NA        1.20%             NA
--------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND                   1.44%     2.19%     2.19%       NA      1.36%         NA            0.95%*
--------------------------------------------------------------------------------------------------------------------

*     Commence operations on July 31, 2007.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the year ended October 31, 2007, were as follows:

--------------------------------------------------------------------------------
FUND                                         Purchses at Cost    Sales Proceeds
--------------------------------------------------------------------------------
C&B MID CAP VALUE FUND                       $    616,372,467    $  520,655,035
--------------------------------------------------------------------------------
COMMON STOCK FUND                                 607,149,751       732,127,057
--------------------------------------------------------------------------------
MID CAP GROWTH FUND                               188,268,298       206,993,587
--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND                             501,205,496       445,082,733
--------------------------------------------------------------------------------
SMALL CAP OPPORTUNITIES FUND                      499,454,233       565,195,515
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND                            1,736,802,460     1,691,833,898
--------------------------------------------------------------------------------

5. BANK BORROWINGS

Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the year ended October 31, 2007, the Funds had no outstanding borrowings. During the year the C & B Mid Cap Value Fund paid a total of $3,596 in interest and the Fund had borrowings under this Agreement as follows:

--------------------------------------------------------------------------------
                                                                Weighted Average
FUND                          Days Outstanding    Loan Amount    Interest Rate
--------------------------------------------------------------------------------
C&B MID CAP VALUE FUND               3            $ 7,500,000        5.75%
--------------------------------------------------------------------------------

Notes to Financial Statements

                         Wells Fargo Advantage Small and Mid Cap Stock Funds 101


6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended October 31, 2007 and October 31, 2006 was as follows:

-----------------------------------------------------------------------------------------------
                                    Ordinary      Long-Term     Dividends Paid
                                     Income      Capital Gain   on Redemptions         Total
FUND                                  2007           2007            2007              2007
-----------------------------------------------------------------------------------------------
C&B MID CAP VALUE FUND            $ 19,097,771   $ 77,072,899   $            0   $  96,170,670
-----------------------------------------------------------------------------------------------
COMMON STOCK FUND                   33,334,695    196,362,142                0     229,696,837
-----------------------------------------------------------------------------------------------
MID CAP GROWTH FUND                  7,077,775     12,533,695                0      19,611,470
-----------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND               16,631,826     19,507,842                0      36,139,668
-----------------------------------------------------------------------------------------------
SMALL CAP OPPORTUNITIES FUND        48,940,264     74,880,861                0     123,821,125
-----------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND                         0    314,256,929                0     314,256,929
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                                    Ordinary      Long-Term     Dividends Paid
                                     Income      Capital Gain   on Redemptions       Total
FUND                                  2006           2006            2006            2006
-----------------------------------------------------------------------------------------------
C&B MID CAP VALUE FUND            $  7,980,745   $ 49,773,191   $            0   $  57,753,936
-----------------------------------------------------------------------------------------------
COMMON STOCK FUND                   10,808,836    141,883,092                0     152,691,928
-----------------------------------------------------------------------------------------------
MID CAP GROWTH FUND                  6,595,370      7,713,889                0      14,309,259
-----------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND                6,638,973     11,857,147                0      18,496,120
-----------------------------------------------------------------------------------------------
SMALL CAP OPPORTUNITIES FUND        17,638,026     37,525,379                0      55,163,405
-----------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND                         0    285,427,746                0     285,427,746
-----------------------------------------------------------------------------------------------

As of October 31, 2007, the components of distributable earnings on a tax basis are shown on the table below. The difference between book basis and tax basis appreciation (depreciation) is attributable to tax deferral of losses on wash sales and different book and tax treatment of the exchange in share class of investments in mutual funds.

--------------------------------------------------------------------------------------------------------------------
                                                                     Unrealized
                                 Undistributed     Undistributed    Appreciation     Capital Loss
FUND                            Ordinary Income   Long-Term Gain   (Depreciation)   Carryforward *       Total
--------------------------------------------------------------------------------------------------------------------
C&B MID CAP VALUE FUND          $    52,173,473   $   92,670,884   $   (9,097,924)  $           --   $  135,746,433
--------------------------------------------------------------------------------------------------------------------
COMMON STOCK FUND                    39,641,359      147,675,745      238,485,651               --      425,802,755
--------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND                  15,263,961       15,713,593       24,760,731       (2,934,110)      52,804,175
--------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND                35,987,346       31,124,226       44,916,288      (11,978,649)     100,049,211
--------------------------------------------------------------------------------------------------------------------
SMALL CAP OPPORTUNITIES FUND         21,771,132       90,988,697      147,048,290               --      259,808,119
--------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND                  3,560,193      535,878,402      987,402,444      (28,075,955)   1,498,765,084
--------------------------------------------------------------------------------------------------------------------

* This amount includes the post-October loss, which will reverse on the first day of the following fiscal year.

7. LEGAL AND REGULATORY MATTERS

In 2004, the predecessor Strong Funds' prior investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement also imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling $35 million by May 2009. The Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

102 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                                   Notes to Financial Statements


8. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. As of October 31, 2007, Funds Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2007, Funds Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Report of Independent Registered Public Accounting Firm

                         Wells Fargo Advantage Small and Mid Cap Stock Funds 103


BOARD OF TRUSTEES AND SHAREHOLDERS OF
WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the C&B Mid Cap Value Fund, Common Stock Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Small Cap Opportunities Fund, and Small Cap Value Fund, (the "Funds"), six of the funds constituting the Wells Fargo Funds Trust, as of October 31, 2007, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two year period then ended and the financial highlights of the C&B Mid Cap Value Fund, Mid Cap Growth Fund, Small Cap Growth Fund and Small Cap Opportunities Fund for the periods presented and the Common Stock Fund and Small Cap Value Fund for each of the years or periods in the four year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Common Stock Fund and Small Cap Value Fund for each of the years or periods ended December 31, 2003, and prior, were audited by other auditors whose report dated February 3, 2004 expressed an unqualified opinion on the financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with custodians and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned funds of the Wells Fargo Funds Trust as of October 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two year period then ended and the financial highlights for the periods indicated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

                                                     /s/ KPMG LLP

Philadelphia, Pennsylvania
December 21, 2007

104 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                                   Other Information (Unaudited)


PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

TAX INFORMATION

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Funds designates the following amounts as a long-term capital gains distribution for the year ended October 31, 2007:

--------------------------------------------------------------------------------
                                                                   Capital Gain
FUND                                                                 Dividend
--------------------------------------------------------------------------------
C&B MID CAP VALUE FUND                                             $ 77,072,899
--------------------------------------------------------------------------------
COMMON STOCK FUND                                                   196,362,142
--------------------------------------------------------------------------------
MID CAP GROWTH FUND                                                  12,533,695
--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND                                                19,507,842
--------------------------------------------------------------------------------
SMALL CAP OPPORTUNITIES FUND                                         74,880,861
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND                                                314,256,929
--------------------------------------------------------------------------------

Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Funds listed below designates a percentage of its ordinary income dividends distributed during the year ended October 31, 2007 as qualifying for the corporate dividends-received deduction:

--------------------------------------------------------------------------------
                                                          Dividend-Received
                                                           Deduction (% of
FUND                                                  Ordinary Income Dividends)
--------------------------------------------------------------------------------
C&B MID CAP VALUE FUND                                          36.66
--------------------------------------------------------------------------------
COMMON STOCK FUND                                               26.38
--------------------------------------------------------------------------------
MID CAP GROWTH FUND                                              9.07
--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND                                            1.27
--------------------------------------------------------------------------------
SMALL CAP OPPORTUNITIES FUND                                     8.50
--------------------------------------------------------------------------------

Pursuant to Section 1(h)(11) of the Internal Revenue Code, the Funds listed below designate the following amounts of their income dividends paid during the year ended October 31, 2007 as qualified dividend income (QDI):

--------------------------------------------------------------------------------
FUND                                                                     QDI
--------------------------------------------------------------------------------
C&B MID CAP VALUE FUND                                               $ 6,904,256
--------------------------------------------------------------------------------
COMMON STOCK FUND                                                      8,820,684
--------------------------------------------------------------------------------
MID CAP GROWTH FUND                                                      651,150
--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND                                                    224,531
--------------------------------------------------------------------------------
SMALL CAP OPPORTUNITIES FUND                                           4,169,277
--------------------------------------------------------------------------------

Pursuant to Section 871(k)(1)(C) of the Code, the Fund(s) designate the following amount of their income dividends paid during the year ended October 31, 2007, as interest-related dividends:

--------------------------------------------------------------------------------
                                                                Interest-Related
FUND                                                               Dividends
--------------------------------------------------------------------------------
C&B MID CAP VALUE FUND                                             $ 712,028
--------------------------------------------------------------------------------

Other Information (Unaudited)

                         Wells Fargo Advantage Small and Mid Cap Stock Funds 105


Pursuant to Section 871(k)(2)(c) of the Code, the Funds listed below designate the following amounts as short-term capital gains dividends:

--------------------------------------------------------------------------------
                                                              Short-Term Capital
FUND                                                            Gain Dividends
--------------------------------------------------------------------------------
C&B MID CAP VALUE FUND                                          $  15,826,318
--------------------------------------------------------------------------------
COMMON STOCK FUND                                                  33,334,695
--------------------------------------------------------------------------------
MID CAP GROWTH FUND                                                 7,077,775
--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND                                              16,631,826
--------------------------------------------------------------------------------
SMALL CAP OPPORTUNITIES FUND                                       48,940,264
--------------------------------------------------------------------------------

106 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                                   Other Information (Unaudited)


PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information1 of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 149 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

--------------------------------------------------------------------------------------------------------------------
                        Position Held and
Name and Age            Length of Service 2      Principal Occupations During Past Five Years    Other Directorships
--------------------------------------------------------------------------------------------------------------------
Thomas S. Goho          Trustee, since 1987      Education Consultant to the Director of the     None
65                                               Institute for Executive Education of the
                                                 Babcock Graduate School of Management of
                                                 Wake Forest University. Prior thereto, the
                                                 Thomas Goho Chair of Finance of Wake Forest
                                                 University, Calloway School of Business and
                                                 Accountancy, from 2006-2007 and Associate
                                                 Professor of Finance from 1999-2005.
--------------------------------------------------------------------------------------------------------------------
Peter G. Gordon         Trustee, since 1998      Chairman, CEO and Co-Founder of Crystal         None
65                      (Chairman since 2005)    Geyser Water Company and President of
                        (Lead Trustee            Crystal Geyser Roxane Water Company.
                        since 2001)
--------------------------------------------------------------------------------------------------------------------
Richard M. Leach        Trustee, since 1987      Retired. Prior thereto, President of            None
74                                               Richard M. Leach Associates (a financial
                                                 consulting firm).
--------------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell      Trustee, since 2006      Professor of Insurance and Risk Management,     None
54                                               Wharton School, University of Pennsylvania.
                                                 Director of the Boettner Center on Pensions
                                                 and Retirement Research. Research Associate
                                                 and Board Member, Penn Aging Research
                                                 Center. Research Associate, National Bureau
                                                 of Economic Research.
--------------------------------------------------------------------------------------------------------------------
Timothy J. Penny        Trustee, since 1996      Senior Counselor to the public relations        None
55                                               firm of Himle-Horner and Senior Fellow at
                                                 the Humphrey Institute, Minneapolis,
                                                 Minnesota (a public policy organization).
--------------------------------------------------------------------------------------------------------------------
Donald C. Willeke       Trustee, since 1996      Principal of the law firm of Willeke &          None
67                                               Daniels.
--------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE 3

--------------------------------------------------------------------------------------------------------------------
                        Position Held and
Name and Age            Length of Service 2      Principal Occupations During Past Five Years    Other Directorships
--------------------------------------------------------------------------------------------------------------------
J. Tucker Morse         Trustee, since 1987      Private Investor/Real Estate Developer.         None
63                                               Prior thereto, Chairman of Whitepoint
                                                 Capital, LLC until 2004.
--------------------------------------------------------------------------------------------------------------------

Other Information (Unaudited)

                         Wells Fargo Advantage Small and Mid Cap Stock Funds 107


OFFICERS

--------------------------------------------------------------------------------------------------------------------
                        Position Held and
Name and Age            Length of Service 2      Principal Occupations During Past Five Years    Other Directorships
--------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch        President, since 2003    Executive Vice President of Wells Fargo         None
48                                               Bank, N.A. and President of Wells Fargo
                                                 Funds Management, LLC since 2003. Senior
                                                 Vice President and Chief Administrative
                                                 Officer of Wells Fargo Funds Management,
                                                 LLC from 2001 to 2003.
--------------------------------------------------------------------------------------------------------------------
C. David Messman        Secretary, since 2000;   Senior Vice President and Secretary of          None
47                      Chief Legal Counsel      Wells Fargo Funds Management, LLC since
                        since 2003               2001. Vice President and Managing Senior
                                                 Counsel of Wells Fargo Bank, N.A. since
                                                 1996.
--------------------------------------------------------------------------------------------------------------------
Stephen W. Leonhardt    Treasurer, since 2007    Vice President and Manager of Fund              None
48                                               Accounting, Reporting and Tax for Wells
                                                 Fargo Funds Management, LLC since 2007.
                                                 From 2002 to 2004, Controller for Sungard
                                                 Transaction Networks. Chief Operating
                                                 Officer for UMB Fund Services, Inc. from
                                                 2004 to 2005. Director of Fund
                                                 Administration and SEC Reporting for
                                                 TIAA-CREF from 2005 to 2007.
--------------------------------------------------------------------------------------------------------------------
Dorothy A. Peters       Chief Compliance         Head of Mutual Fund Compliance for Wells        None
45                      Officer, since 2004      Fargo Bank and Wells Fargo Funds Management,
                                                 LLC from 1995 to 2002; Chief Compliance
                                                 Officer of Wells Fargo Funds Management,
                                                 LLC since 2004.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

2 Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

3 As of October 31, 2007, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

108 Wells Fargo Advantage Small and Mid Cap Stock Funds    List of Abbreviations


The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG  -- Association of Bay Area Governments

ADR   -- American Depositary Receipt

AMBAC -- American Municipal Bond Assurance Corporation

AMT   -- Alternative Minimum Tax

ARM   -- Adjustable Rate Mortgages

BART  -- Bay Area Rapid Transit

CDA   -- Community Development Authority

CDO   -- Collateralized Debt Obligation

CDSC  -- Contingent Deferred Sales Charge

CGIC  -- Capital Guaranty Insurance Company

CGY   -- Capital Guaranty Corporation

COP   -- Certificate of Participation

CP    -- Commercial Paper

CTF   -- Common Trust Fund

DW&P  -- Department of Water & Power

DWR   -- Department of Water Resources

ECFA  -- Educational & Cultural Facilities Authority

EDFA  -- Economic Development Finance Authority

ETET  -- Eagle Tax-Exempt Trust

FFCB  -- Federal Farm Credit Bank

FGIC  -- Financial Guaranty Insurance Corporation

FHA   -- Federal Housing Authority

FHAG  -- Federal Housing Agency

FHLB  -- Federal Home Loan Bank

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA  -- Federal National Mortgage Association

GDR   -- Global Depositary Receipt

GNMA  -- Government National Mortgage Association

GO    -- General Obligation

HCFR  -- Healthcare Facilities Revenue

HEFA  -- Health & Educational Facilities Authority

HEFAR -- Higher Education Facilities Authority Revenue

HFA   -- Housing Finance Authority

HFFA  -- Health Facilities Financing Authority

IDA   -- Industrial Development Authority

IDAG  -- Industrial Development Agency

IDR   -- Industrial Development Revenue

LIBOR -- London Interbank Offered Rate

LLC   -- Limited Liability Corporation

LOC   -- Letter of Credit

LP    -- Limited Partnership

MBIA  -- Municipal Bond Insurance Association

MFHR  -- Multi-Family Housing Revenue

MTN   -- Medium Term Note

MUD   -- Municipal Utility District

PCFA  -- Pollution Control Finance Authority

PCR   -- Pollution Control Revenue

PFA   -- Public Finance Authority

PFFA  -- Public Facilities Financing Authority

plc   -- Public Limited Company

PSFG  -- Public School Fund Guaranty

R&D   -- Research & Development

RDA   -- Redevelopment Authority

RDFA  -- Redevelopment Finance Authority

REITS -- Real Estate Investment Trusts

SFHR  -- Single Family Housing Revenue

SFMR  -- Single Family Mortgage Revenue

SLMA  -- Student Loan Marketing Association

TBA   -- To Be Announced

TRAN  -- Tax Revenue Anticipation Notes

USD   -- Unified School District

XLCA  -- XL Capital Assurance

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

THIS PAGE IS INTENTIONALLY LEFT BLANK.

        ---------------
[LOGO]  WELLS ADVANTAGE
        FARGO FUNDS
        ---------------

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by Global Index Advisors, Inc. and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Lehman Brothers Bond Indexes, which are published by Lehman Brothers Inc. The WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Lehman Brothers, and neither Dow Jones nor Lehman Brothers makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Lehman Brothers Bond Indexes. IN NO EVENT SHALL DOW JONES, LEHMAN BROTHERS OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

-----------------------------------------------------
NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
-----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2007 Wells Fargo Funds Management, LLC. All rights reserved.

                        www.wellsfargo.com/advantagefunds

                                                                    107545 12-07
                                                              ASMCLD/AR122 10-07

                                                              [LOGO]
                                                              ----------------
                                                              WELLS  ADVANTAGE
                                                              FARGO  FUNDS
                                                              ----------------

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]   Annual Report

                    October 31, 2007

--------------------------------------------------------------------------------

                    WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                    o     WELLS FARGO ADVANTAGE DISCOVERY FUND(SM)

                    o     WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM)

                    o     WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND

                    o     WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM)

                    o     WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND

                    o     WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND

WANT TO RECEIVE YOUR ANNUAL AND
SEMI-ANNUAL REPORTS FASTER?

Sign up for e-delivery at
www.wellsfargo.com/advantagefunds,
Keyword: eDocs.

Contents
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS ...................................................     2
PERFORMANCE HIGHLIGHTS
Discovery Fund ...........................................................     4
Enterprise Fund ..........................................................     8
Mid Cap Disciplined Fund .................................................    12
Opportunity Fund .........................................................    16
Small Cap Disciplined Fund ...............................................    20
Small/Mid Cap Value Fund .................................................    24

FUND EXPENSES (UNAUDITED) ................................................    28

PORTFOLIO OF INVESTMENTS
Discovery Fund ...........................................................    31
Enterprise Fund ..........................................................    37
Mid Cap Disciplined Fund .................................................    43
Opportunity Fund .........................................................    48
Small Cap Disciplined Fund ...............................................    55
Small/Mid Cap Value Fund .................................................    61

FINANCIAL STATEMENTS
Statements of Assets and Liabilities .....................................    66
Statements of Operations .................................................    68
Statements of Changes in Net Assets ......................................    70
Financial Highlights .....................................................    78

NOTES TO FINANCIAL STATEMENTS ............................................    84

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..................    93

OTHER INFORMATION (UNAUDITED) ............................................    94

LIST OF ABBREVIATIONS ....................................................    98

--------------------------------------------------------------------------------
The views expressed are as of October 31, 2007, and are those of the Fund managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS.

             ------------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
             ------------------------------------------------------

[GRAPHIC OMITTED]

WELLS FARGO
      INVESTMENT HISTORY

1971  INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 120 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

Integrity. Expertise. Solutions.

GUIDED BY A DISTINGUISHED HERITAGE. Since 1852 Wells Fargo has distinguished itself by safely delivering people and their valuables to distant destinations. To meet the needs of a vibrant, expanding nation, the company successfully forged partnerships with local specialists who knew the terrain.

Although much has changed since then, WELLS FARGO ADVANTAGE FUNDS continues to put the same time and effort into selecting independent portfolio management teams who oversee our Funds. It's our way of maintaining this early commitment to integrity and expertise and to providing solutions that help you reach your destination.

INDEPENDENT THINKING. With a primary focus on delivering long-term performance and risk management, our approach offers investors access to the strategic thinking of independent investment teams from 15 different management firms. While each of our teams concentrates on a specific strategy, collectively they provide in-depth knowledge and insight across distinct investment styles.

TIME-TESTED APPROACH. Our teams are chosen for their expertise in particular investment styles and for their consistent, repeatable processes. All remain independent and free to concentrate solely on managing money and producing results. Our strict adherence to this approach provides a consistent focus on long-term results and allows investors to tap into the expertise of leading institutional investment managers to create fully diversified portfolios.

SOLUTIONS FOR EVERY STAGE. WELLS FARGO ADVANTAGE FUNDS provides investors with strategic investment solutions that help navigate the complex and ever-changing investment landscape. Our diverse family of mutual funds includes more than 120 Funds that cover a broad spectrum of investment styles and asset classes, and each Fund has its own disciplined approach to investing.


NOT PART OF THE ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 120 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $149 BILLION IN ASSETS UNDER MANAGEMENT, AS OF OCTOBER 31, 2007.

EQUITY FUNDS
--------------------------------------------------------------------------------
Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund
Diversified Equity Fund
Diversified Small Cap Fund
Dividend Income Fund
Emerging Growth Fund
Emerging Markets Focus Fund
Endeavor Large Cap Fund
Endeavor Select Fund
Enterprise Fund
Equity Income Fund
Equity Index Fund
Equity Value Fund
Growth and Income Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund
Overseas Fund
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Specialized Financial Services Fund
Specialized Health Sciences Fund
Specialized Technology Fund
Strategic Small Cap Value Fund
U.S. Value Fund
Value Fund

BOND FUNDS
--------------------------------------------------------------------------------
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Corporate Bond Fund
Diversified Bond Fund
Government Securities Fund 1
High Income Fund
High Yield Bond Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Government Income Fund 1
Intermediate Tax-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
National Limited-Term Tax-Free Fund
National Tax-Free Fund
Nebraska Tax-Free Fund
Short Duration Government Bond Fund 1
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Ultra-Short Duration Bond Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------
Aggressive Allocation Fund
Asset Allocation Fund
Balanced Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
Life Stage-Aggressive Portfolio
Life Stage-Conservative Portfolio
Life Stage-Moderate Portfolio
WealthBuilder Conservative Allocation Portfolio
WealthBuilder Equity Portfolio
WealthBuilder Growth Allocation Portfolio
WealthBuilder Growth Balanced Portfolio
WealthBuilder Moderate Balanced Portfolio
WealthBuilder Tactical Equity Portfolio
Target Today Fund 2
Target 2010 Fund 2
Target 2015 Fund 2
Target 2020 Fund 2
Target 2025 Fund 2
Target 2030 Fund 2
Target 2035 Fund 2
Target 2040 Fund 2
Target 2045 Fund 2
Target 2050 Fund 2

MONEY MARKET FUNDS
--------------------------------------------------------------------------------
100% Treasury Money Market Fund 1
California Tax-Free Money Market Fund
California Tax-Free Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund 1
Heritage Money Market Fund
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund
Prime Investment Money Market Fund
Treasury Plus Money Market Fund 1

VARIABLE TRUST FUNDS 3
--------------------------------------------------------------------------------
VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

--------------------------------------------------------------------------------
1 The U.S. Government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

2 The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM).

3 The Variable Trust Funds are generally available only through insurance company variable contracts.


NOT PART OF THE ANNUAL REPORT.

2 Wells Fargo Advantage Small and Mid Cap Stock Funds     Letter to Shareholders


[PHOTO OMITTED]

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

--------------------------------------------------------------------------------

        FOR THE ENTIRE 12-MONTH PERIOD, MID CAP STOCKS WERE THE BEST PERFORMERS, FOLLOWED BY LARGE CAP STOCKS AND THEN SMALL CAP STOCKS. IN TERMS OF LEADERSHIP
   ROTATION, SMALL CAP STOCKS DOMINATED EARLY IN THE PERIOD, THEN MID CAP STOCKS
        TOOK THE LEAD, AND FINALLY LARGE CAP STOCKS WERE AHEAD BY THE END OF THE
                                                                12-MONTH PERIOD.

--------------------------------------------------------------------------------

Dear Valued Shareholder,

You may have noticed that your annual report for the 12-month period that ended October 31, 2007, has a new look. We would like to call your attention to a few enhancements. First, we have redesigned your annual shareholder report so that Fund performance is at the beginning of the section for each Fund. Second, we have allocated more space for our letter to you and for the portfolio manager discussions of the Funds in each report. Third, you may want to look for "Fund Highlights" at the beginning of each commentary on the page following the Fund's performance. Our goal is to offer you a high-level overview of how the Fund performed followed by a discussion of the details that affected Fund performance, changes made to the Fund, and the portfolio manager's outlook for the Fund. We will continue to provide you with a general overview of the economy and the asset classes that are represented in each report. We hope that you find these improvements helpful and informative.

THE WEAKENING HOUSING MARKET CAPTURED THE ATTENTION OF ECONOMISTS AND INVESTORS DURING THE PERIOD.

Sales of new, single-family residences dropped dramatically during the period. Perhaps the second most talked-about economic event after the weakening housing market was the growing realization that the subprime mortgage market was beginning to negatively impact the financial and housing sectors of the market.

In response, banks began to tighten their lending practices during the summer and the Fed cut the bank discount lending rate by 50 basis points*, to 5.75%, in mid-August 2007. The bank discount lending rate is what a central bank charges for loans to member banks. Then in September 2007, the Fed took another step toward easing the flow of money available for lending and lowered the federal funds rate by 50 basis points, to 4.75%. This action was followed by the Fed's decision on October 31, 2007, to lower the federal funds rate further to 4.50%. These Fed actions combined with real Gross Domestic Product growth that averaged between 2% and 3% during the 12-month period provided a positive environment for stocks.

For the entire 12-month period, mid cap stocks were the best performers, followed by large cap stocks and then small cap stocks. In terms of leadership rotation, small cap stocks dominated early in the period, then mid cap stocks took the lead, and finally large cap stocks were ahead by the end of the 12-month period. During this rotation, uncertainty and volatility continued.

--------------------------------------------------------------------------------
* 100 basis points equals 1.00%

Letter to Shareholders     Wells Fargo Advantage Small and Mid Cap Stock Funds 3


In global markets, equity growth was brisk in spite of occasional market corrections. The currency strength of the Euro and the British pound against the U.S. dollar contributed to the United States having a surge in exports. In the credit markets, Europe and Britain experienced some of the same concerns over liquidity as the U.S. credit markets, which resulted in tighter lending practices overseas.

THE UNCERTAINTY OF FUTURE FED ACTION COMBINED WITH OTHER MARKET FORCES SUPPORTS OUR BELIEF THAT SUCCESSFUL INVESTING INCLUDES A BALANCED APPROACH OF OWNING A DIVERSIFIED PORTFOLIO WHILE KEEPING A LONG-TERM PERSPECTIVE.

While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 120 Funds that cover a broad spectrum of investment styles and asset classes. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and methodology. We believe that our insistence on seeking investment teams who share our dedication to pursuing consistent long-term results offers you a way to navigate changing market conditions and move forward with your financial planning.

Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

4 Wells Fargo Advantage Small and Mid Cap Stock Funds     Performance Highlights


WELLS FARGO ADVANTAGE DISCOVERY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE DISCOVERY FUND(SM) (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

James M. Leach, CFA
Thomas J. Pence, CFA

FUND INCEPTION

December 31, 1987

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF OCTOBER 31, 2007
--------------------------------------------------------------------------------
DISCOVERY FUND                                                          1 YEAR
--------------------------------------------------------------------------------
Investor Class                                                           32.19%
--------------------------------------------------------------------------------
BENCHMARK
   Russell 2500(TM) Growth Index 1                                       20.36%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 1.38% AND 1.58%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH FEBRUARY 28, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTMENTS 2
(AS OF OCTOBER 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                            WELLS FARGO ADVANTAGE
                WELLS FARGO ADVANTAGE     DISCOVERY FUND - Investor
               DISCOVERY FUND - Class A             Class              Russell 2500 Growth Index
 10/31/1997             $ 9,427                     $10,000                     $10,000
 11/30/1997             $ 9,403                     $ 9,975                     $ 9,847
 12/31/1997             $ 9,085                     $ 9,638                     $ 9,812
  1/31/1998             $ 9,000                     $ 9,547                     $ 9,683
  2/28/1998             $ 9,673                     $10,261                     $10,515
  3/31/1998             $10,117                     $10,732                     $10,905
  4/30/1998             $10,047                     $10,658                     $11,004
  5/31/1998             $ 9,588                     $10,171                     $10,298
  6/30/1998             $ 9,791                     $10,386                     $10,373
  7/31/1998             $ 9,337                     $ 9,904                     $ 9,601
  8/31/1998             $ 7,813                     $ 8,288                     $ 7,419
  9/30/1998             $ 8,086                     $ 8,577                     $ 8,070
 10/31/1998             $ 8,546                     $ 9,065                     $ 8,614
 11/30/1998             $ 8,973                     $ 9,519                     $ 9,227
 12/31/1998             $ 9,725                     $10,316                     $10,116
  1/31/1999             $ 9,795                     $10,391                     $10,408
  2/28/1999             $ 8,901                     $ 9,443                     $ 9,564
  3/31/1999             $ 8,756                     $ 9,288                     $10,009
  4/30/1999             $ 9,063                     $ 9,614                     $10,808
  5/31/1999             $ 9,124                     $ 9,678                     $10,919
  6/30/1999             $ 9,239                     $ 9,801                     $11,691
  7/31/1999             $ 8,783                     $ 9,317                     $11,453
  8/31/1999             $ 8,239                     $ 8,740                     $11,205
  9/30/1999             $ 8,141                     $ 8,635                     $11,286
 10/31/1999             $ 8,119                     $ 8,612                     $11,835
 11/30/1999             $ 8,811                     $ 9,346                     $13,232
 12/31/1999             $10,239                     $10,861                     $15,728
  1/31/2000             $ 9,816                     $10,413                     $15,640
  2/29/2000             $11,354                     $12,044                     $19,652
  3/31/2000             $11,414                     $12,108                     $18,110
  4/30/2000             $10,860                     $11,520                     $16,346
  5/31/2000             $10,986                     $11,654                     $14,890
  6/30/2000             $11,409                     $12,102                     $16,859
  7/31/2000             $11,645                     $12,353                     $15,477
  8/31/2000             $11,958                     $12,685                     $17,495
  9/30/2000             $11,343                     $12,032                     $16,363
 10/31/2000             $10,799                     $11,456                     $15,351
 11/30/2000             $ 9,904                     $10,506                     $12,427
 12/31/2000             $10,645                     $11,292                     $13,197
  1/31/2001             $11,373                     $12,064                     $14,052
  2/28/2001             $10,600                     $11,244                     $11,884
  3/31/2001             $10,346                     $10,975                     $10,569
  4/30/2001             $11,373                     $12,064                     $12,180
  5/31/2001             $11,321                     $12,009                     $12,533
  6/30/2001             $11,684                     $12,395                     $12,817
  7/31/2001             $11,028                     $11,699                     $11,872
  8/31/2001             $10,522                     $11,161                     $11,082
  9/30/2001             $ 9,476                     $10,052                     $ 9,347
 10/31/2001             $10,087                     $10,700                     $10,268
 11/30/2001             $10,632                     $11,278                     $11,156
 12/31/2001             $11,089                     $11,763                     $11,767
  1/31/2002             $11,036                     $11,707                     $11,265
  2/28/2002             $10,839                     $11,498                     $10,569
  3/31/2002             $11,556                     $12,258                     $11,420
  4/30/2002             $11,225                     $11,907                     $11,041
  5/31/2002             $11,171                     $11,850                     $10,485
  6/30/2002             $10,576                     $11,219                     $ 9,521
  7/31/2002             $ 9,833                     $10,430                     $ 8,338
  8/31/2002             $ 9,826                     $10,423                     $ 8,336
  9/30/2002             $ 9,265                     $ 9,828                     $ 7,706
 10/31/2002             $ 9,785                     $10,380                     $ 8,149
 11/30/2002             $10,272                     $10,896                     $ 8,907
 12/31/2002             $ 9,745                     $10,337                     $ 8,344
  1/31/2003             $ 9,468                     $10,043                     $ 8,162
  2/28/2003             $ 9,454                     $10,029                     $ 7,971
  3/31/2003             $ 9,576                     $10,158                     $ 8,077
  4/30/2003             $10,218                     $10,839                     $ 8,781
  5/31/2003             $10,934                     $11,599                     $ 9,712
  6/30/2003             $10,975                     $11,642                     $ 9,912
  7/31/2003             $11,772                     $12,488                     $10,572
  8/31/2003             $12,549                     $13,312                     $11,139
  9/30/2003             $12,117                     $12,853                     $10,900
 10/31/2003             $13,157                     $13,957                     $11,796
 11/30/2003             $13,353                     $14,165                     $12,195
 12/31/2003             $13,481                     $14,300                     $12,208
  1/31/2004             $13,986                     $14,837                     $12,717
  2/29/2004             $14,287                     $15,156                     $12,835
  3/31/2004             $14,123                     $14,982                     $12,880
  4/30/2004             $13,563                     $14,387                     $12,334
  5/31/2004             $13,836                     $14,677                     $12,590
  6/30/2004             $14,219                     $15,083                     $12,897
  7/31/2004             $13,098                     $13,894                     $11,888
  8/31/2004             $12,620                     $13,387                     $11,649
  9/30/2004             $13,570                     $14,394                     $12,174
 10/31/2004             $14,075                     $14,931                     $12,520
 11/30/2004             $15,150                     $16,071                     $13,350
 12/31/2004             $15,596                     $16,544                     $13,989
  1/31/2005             $14,944                     $15,852                     $13,496
  2/28/2005             $14,980                     $15,891                     $13,764
  3/31/2005             $14,625                     $15,514                     $13,384
  4/30/2005             $13,673                     $14,505                     $12,661
  5/31/2005             $14,891                     $15,796                     $13,504
  6/30/2005             $15,393                     $16,329                     $13,860
  7/31/2005             $16,360                     $17,354                     $14,760
  8/31/2005             $16,276                     $17,265                     $14,590
  9/30/2005             $16,748                     $17,766                     $14,732
 10/31/2005             $15,857                     $16,821                     $14,251
 11/30/2005             $16,489                     $17,491                     $15,047
 12/31/2005             $16,726                     $17,742                     $15,133
  1/31/2006             $17,976                     $19,068                     $16,279
  2/28/2006             $17,886                     $18,973                     $16,230
  3/31/2006             $18,433                     $19,554                     $16,922
  4/30/2006             $18,744                     $19,883                     $16,974
  5/31/2006             $17,453                     $18,514                     $15,962
  6/30/2006             $17,673                     $18,748                     $15,886
  7/31/2006             $16,971                     $18,002                     $15,112
  8/31/2006             $17,428                     $18,488                     $15,475
  9/30/2006             $17,534                     $18,600                     $15,695
 10/31/2006             $18,229                     $19,337                     $16,468
 11/30/2006             $19,038                     $20,195                     $17,028
 12/31/2006             $18,902                     $20,051                     $16,989
  1/31/2007             $19,633                     $20,827                     $17,529
  2/28/2007             $19,599                     $20,790                     $17,520
  3/31/2007             $20,038                     $21,256                     $17,675
  4/30/2007             $20,399                     $21,639                     $18,217
  5/31/2007             $21,783                     $23,108                     $19,092
  6/30/2007             $21,878                     $23,208                     $18,910
  7/31/2007             $21,715                     $23,035                     $18,118
  8/31/2007             $22,007                     $23,336                     $18,395
  9/30/2007             $23,417                     $24,832                     $19,033
 10/31/2007             $24,140                     $25,562                     $19,821

--------------------------------------------------------------------------------
1 The Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an Index.

2 The chart compares the performance of the WELLS FARGO ADVANTAGE DISCOVERY FUND Class A and Investor Class shares for the most recent ten years with the Russell 2500 Growth Index. The chart assumes a hypothetical investment of $10,000 in Class A and Investor Class shares, reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

Performance Highlights     Wells Fargo Advantage Small and Mid Cap Stock Funds 5

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o     The Fund's solid performance outpaced its benchmark and related indices.

o Our stock selection process in the industrial, information technology, and consumer discretionary sectors was favorable, while the Fund's holdings in the financial and materials sectors detracted from performance.

o We adhered to our portfolio construction process of 40% to 50% core growth holdings, 30% to 40% developing situations, and 10% to 20% valuation opportunities.

MCDERMOTT INTERNATIONAL WAS ONE OF THE FUND'S TOP CONTRIBUTORS TO PERFORMANCE.

Our investment process of fundamental, bottom-up research led to strong stock selection in the industrial, information technology, and consumer discretionary sectors. A strong performer in the industrial sector was McDermott International. This global engineering and construction company posted outstanding financial results during the period. Within technology, NVIDIA Corporation generated positive returns for the Fund. NVIDIA is the leading manufacturer of programmable graphics processors used in personal computers and consumer electronic devices. During the period, NVIDIA gained market share and benefited from the shift that seems to be leading consumers from desktop computers to laptops. A significant contributor in the consumer discretionary sector was GameStop Corporation. This retailer of new and used video game equipment experienced strong results from its next-generation video gaming cycle and solid marketing strategies in retail stores.

The materials and financial sectors detracted from the Fund's performance during the period. Specifically, the Fund's position in Pan American Silver Corporation hindered performance as commodity prices softened and the company's share price declined; consequently, we sold the stock. Within financials, the Fund's position in PMI Group was the primary source of underperformance. The steady decline in the housing and mortgage markets contributed to PMI having higher than expected claims within its mortgage insurance operation.

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 3,4
(AS OF OCTOBER 31, 2007)
--------------------------------------------------------------------------------
Equinix Incorporated                                                       4.21%
--------------------------------------------------------------------------------
BE Aerospace Incorporated                                                  3.18%
--------------------------------------------------------------------------------
SBA Communications Corporation                                             2.98%
--------------------------------------------------------------------------------
NII Holdings Incorporated                                                  2.80%
--------------------------------------------------------------------------------
FMC Corporation                                                            2.50%
--------------------------------------------------------------------------------
Spirit Aerosystems Holdings Incorporated                                   2.37%
--------------------------------------------------------------------------------
Cognizant Technology Solutions Corporation Class A                         2.33%
--------------------------------------------------------------------------------
Activision Incorporated                                                    2.32%
--------------------------------------------------------------------------------
F5 Networks Incorporated                                                   2.23%
--------------------------------------------------------------------------------
Guess? Incorporated                                                        2.17%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

4 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

6 Wells Fargo Advantage Small and Mid Cap Stock Funds     Performance Highlights

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 3
(AS OF OCTOBER 31, 2007)
--------------------------------------------------------------------------------

Consumer Discretionary                         (13%)
Consumer Staples                                (3%)
Energy                                          (6%)
Financials                                      (7%)
Health Care                                    (12%)
Industrials                                    (13%)
Information Technology                         (36%)
Materials                                       (2%)
Telecommunication Services                      (8%)

WE INCREASED THE FUND'S EXPOSURE TO INDUSTRIALS.

During the period, we actively managed the Fund's positions as we continued to focus on portfolio construction. We increased the Fund's exposure in the industrial sector. For example, we added to the Fund's positions of Ladish Co. and Corrections Corporation of America. In addition, we initiated a position within materials firm FMC Corporation, a manufacturer of industrial, agricultural, and specialty chemical products. Due to a supply and demand imbalance within the market for soda ash, FMC benefited from a favorable pricing environment.

WE BELIEVE THAT INFLATION WILL REMAIN A POSSIBLE RISK FOR THE EQUITY MARKETS.

Contributing factors to inflation include a weak U.S. dollar, high commodity prices, robust economic growth in many global markets, and the Fed's recent decisions to lower the federal funds rate. In our opinion, inflation would need to stay moderate for stock valuations to remain attractive to investors.

In this environment of continued uncertainty, we remain focused on selecting securities one at a time. Our viewpoint is that our research process of "surrounding the company" will lead us to companies that have unique sources of growth and that are positioned to withstand economic difficulties that might emerge in 2008. In addition, we believe that our portfolio construction process, which seeks to balance high-quality and developing-growth companies, has the potential to prevail during times of unpredictability.

Performance Highlights     Wells Fargo Advantage Small and Mid Cap Stock Funds 7

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 5 (%)(AS OF OCTOBER 31, 2007)

---------------------------------------------------------------------------------------------------------------------------------
                                         Including Sales Charge                 Excluding Sales Charge            Expense Ratio
DISCOVERY FUND                   6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross 6   Net 7
---------------------------------------------------------------------------------------------------------------------------------
Class A (WFDAX)                    11.52      24.82    18.39    9.21       18.34      32.42    19.79     9.86     1.41%    1.33%
---------------------------------------------------------------------------------------------------------------------------------
Class C (WDSCX)                    16.75      30.31    18.96    9.14       17.75      31.31    18.96     9.14     2.16%    2.08%
---------------------------------------------------------------------------------------------------------------------------------
Administrator Class (WFDDX)                                                18.27      32.49    19.92     9.92     1.25%    1.15%
---------------------------------------------------------------------------------------------------------------------------------
Institutional Class (WFDSX)                                                18.45      32.80    19.89     9.90     0.97%    0.95%
---------------------------------------------------------------------------------------------------------------------------------
Investor Class (STDIX)                                                     18.13      32.19    19.75     9.84     1.58%    1.38%
---------------------------------------------------------------------------------------------------------------------------------
BENCHMARK
---------------------------------------------------------------------------------------------------------------------------------
  Russell 2500 Growth Index 4                                               8.81      20.36    19.46     7.08
---------------------------------------------------------------------------------------------------------------------------------

* Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
5 Performance shown for the Class A shares and Class C shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Class A shares and lower than those of the Class C shares. The Investor Class shares annual returns are substantially similar to what the Class A shares and Class C shares returns would be because the Investor Class shares, Class A shares and Class C shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Investor Class shares of the Strong Discovery Fund, the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to April 11, 2005 for the Institutional Class shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to April 11, 2005 for the Investor Class shares reflects the performance of the Investor Class shares of the predecessor fund.

6 For Classes A and C the gross expense ratio is as stated in the August 1, 2007 prospectus and is based on estimates for the current fiscal year, as this is the first fiscal year for the Fund. For Investor and Administrator class the gross expense ratio is as stated in the March 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights. For the Institutional class the gross expense ratio is as stated in the March 1, 2007 prospectus and is based on estimates for the current fiscal year, as the Fund does not have a complete previous fiscal year. The gross expense ratio reported in the Financial Highlights is based on actual expenses for the Fund.

7 The investment adviser has contractually committed through February 28, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without these reductions, the Fund's returns would have been lower.

8 Wells Fargo Advantage Small and Mid Cap Stock Funds     Performance Highlights


WELLS FARGO ADVANTAGE ENTERPRISE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE ENTERPRISE FUND(SM) (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

James M. Leach, CFA
Thomas J. Pence, CFA

FUND INCEPTION

September 30, 1998

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF OCTOBER 31, 2007

--------------------------------------------------------------------------------
ENTERPRISE FUND                                                          1 YEAR
--------------------------------------------------------------------------------
Investor Class                                                           29.23%
--------------------------------------------------------------------------------
BENCHMARK
  Russell Midcap Growth Index 1                                          19.72%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FORINVESTOR CLASS SHARES ARE 1.57% AND 1.59%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH FEBRUARY 29, 2008, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN. EFFECTIVE MARCH 1, 2008 THROUGH FEBRUARY 28, 2009, THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO OF 1.49% FOR THE INVESTOR CLASS. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTMENTS 2
(AS OF OCTOBER 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                     WELLS FARGO ADVANTAGE
                  ENTERPRISE FUND - Investor
                             Class                   Russell Midcap Growth Index
 9/30/1998                 $ 10,000                       $ 10,000
10/31/1998                 $ 11,170                       $ 10,736
11/30/1998                 $ 12,620                       $ 11,460
12/31/1998                 $ 14,743                       $ 12,647
 1/31/1999                 $ 17,004                       $ 13,027
 2/28/1999                 $ 15,553                       $ 12,389
 3/31/1999                 $ 17,255                       $ 13,079
 4/30/1999                 $ 18,593                       $ 13,675
 5/31/1999                 $ 18,177                       $ 13,500
 6/30/1999                 $ 20,732                       $ 14,442
 7/31/1999                 $ 21,077                       $ 13,982
 8/31/1999                 $ 22,972                       $ 13,837
 9/30/1999                 $ 24,777                       $ 13,719
10/31/1999                 $ 28,305                       $ 14,780
11/30/1999                 $ 33,860                       $ 16,310
12/31/1999                 $ 42,436                       $ 19,135
 1/31/2000                 $ 43,280                       $ 19,131
 2/29/2000                 $ 54,743                       $ 23,153
 3/31/2000                 $ 48,127                       $ 23,176
 4/30/2000                 $ 40,882                       $ 20,927
 5/31/2000                 $ 33,360                       $ 19,401
 6/30/2000                 $ 40,378                       $ 21,460
 7/31/2000                 $ 38,001                       $ 20,101
 8/31/2000                 $ 44,114                       $ 23,132
 9/30/2000                 $ 39,360                       $ 22,001
10/31/2000                 $ 33,309                       $ 20,496
11/30/2000                 $ 26,764                       $ 16,042
12/31/2000                 $ 29,801                       $ 16,886
 1/31/2001                 $ 30,988                       $ 17,851
 2/28/2001                 $ 26,439                       $ 14,763
 3/31/2001                 $ 23,435                       $ 12,651
 4/30/2001                 $ 25,715                       $ 14,759
 5/31/2001                 $ 25,557                       $ 14,690
 6/30/2001                 $ 25,694                       $ 14,697
 7/31/2001                 $ 24,360                       $ 13,706
 8/31/2001                 $ 22,742                       $ 12,713
 9/30/2001                 $ 19,916                       $ 10,612
10/31/2001                 $ 21,292                       $ 11,727
11/30/2001                 $ 22,784                       $ 12,990
12/31/2001                 $ 23,257                       $ 13,484
 1/31/2002                 $ 22,574                       $ 13,046
 2/28/2002                 $ 20,883                       $ 12,306
 3/31/2002                 $ 22,794                       $ 13,245
 4/30/2002                 $ 21,818                       $ 12,544
 5/31/2002                 $ 21,103                       $ 12,170
 6/30/2002                 $ 19,843                       $ 10,827
 7/31/2002                 $ 17,395                       $  9,775
 8/31/2002                 $ 17,143                       $  9,741
 9/30/2002                 $ 16,639                       $  8,967
10/31/2002                 $ 17,511                       $  9,662
11/30/2002                 $ 18,015                       $ 10,418
12/31/2002                 $ 16,702                       $  9,788
 1/31/2003                 $ 16,219                       $  9,692
 2/28/2003                 $ 16,250                       $  9,608
 3/31/2003                 $ 16,513                       $  9,787
 4/30/2003                 $ 17,815                       $ 10,453
 5/31/2003                 $ 19,307                       $ 11,459
 6/30/2003                 $ 19,265                       $ 11,623
 7/31/2003                 $ 20,389                       $ 12,038
 8/31/2003                 $ 21,807                       $ 12,701
 9/30/2003                 $ 21,051                       $ 12,455
10/31/2003                 $ 22,700                       $ 13,458
11/30/2003                 $ 22,879                       $ 13,818
12/31/2003                 $ 22,879                       $ 13,969
 1/31/2004                 $ 24,034                       $ 14,430
 2/29/2004                 $ 24,276                       $ 14,673
 3/31/2004                 $ 23,918                       $ 14,645
 4/30/2004                 $ 22,752                       $ 14,231
 5/31/2004                 $ 23,383                       $ 14,567
 6/30/2004                 $ 24,087                       $ 14,799
 7/31/2004                 $ 22,133                       $ 13,819
 8/31/2004                 $ 21,355                       $ 13,648
 9/30/2004                 $ 22,731                       $ 14,158
10/31/2004                 $ 23,677                       $ 14,638
11/30/2004                 $ 25,221                       $ 15,394
12/31/2004                 $ 26,208                       $ 16,132
 1/31/2005                 $ 25,284                       $ 15,700
 2/28/2005                 $ 25,326                       $ 16,097
 3/31/2005                 $ 24,979                       $ 15,862
 4/30/2005                 $ 23,551                       $ 15,234
 5/31/2005                 $ 25,463                       $ 16,107
 6/30/2005                 $ 26,208                       $ 16,406
 7/31/2005                 $ 27,711                       $ 17,363
 8/31/2005                 $ 27,395                       $ 17,257
 9/30/2005                 $ 28,026                       $ 17,480
10/31/2005                 $ 26,713                       $ 16,966
11/30/2005                 $ 27,942                       $ 17,887
12/31/2005                 $ 28,467                       $ 18,084
 1/31/2006                 $ 30,662                       $ 19,167
 2/28/2006                 $ 30,620                       $ 18,931
 3/31/2006                 $ 31,356                       $ 19,459
 4/30/2006                 $ 31,986                       $ 19,541
 5/31/2006                 $ 29,780                       $ 18,621
 6/30/2006                 $ 30,148                       $ 18,545
 7/31/2006                 $ 28,740                       $ 17,881
 8/31/2006                 $ 29,370                       $ 18,293
 9/30/2006                 $ 29,580                       $ 18,710
10/31/2006                 $ 30,578                       $ 19,428
11/30/2006                 $ 32,049                       $ 20,190
12/31/2006                 $ 31,839                       $ 20,008
 1/31/2007                 $ 32,616                       $ 20,736
 2/28/2007                 $ 32,627                       $ 20,691
 3/31/2007                 $ 33,288                       $ 20,798
 4/30/2007                 $ 34,055                       $ 21,711
 5/31/2007                 $ 36,135                       $ 22,593
 6/30/2007                 $ 35,977                       $ 22,202
 7/31/2007                 $ 35,841                       $ 21,705
 8/31/2007                 $ 36,282                       $ 21,822
 9/30/2007                 $ 38,236                       $ 22,677
10/31/2007                 $ 39,517                       $ 23,255

--------------------------------------------------------------------------------
1 The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. You cannot invest directly in an Index.

2 The chart compares the performance of the WELLS FARGO ADVANTAGE ENTERPRISE FUND Investor Class shares for the life of the Fund with the Russell Midcap Growth Index. The chart assumes a hypothetical investment of $10,000 in Investor Class shares and reflects all operating expenses.

Performance Highlights     Wells Fargo Advantage Small and Mid Cap Stock Funds 9

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o     The Fund's solid performance outpaced its benchmark and related indices.

o Our stock selection process in the industrial, health care, and consumer staples sectors was favorable, while the Fund's holdings in the financial and energy sectors detracted from performance.

o We adhered to our portfolio construction process of 40% to 50% core growth holdings, 30% to 40% developing situations, and 10% to 20% valuation opportunities.

PEDIATRIX MEDICAL GROUP WAS ONE OF THE FUND'S TOP CONTRIBUTORS TO PERFORMANCE.

Our investment process of fundamental, bottom-up research lead to strong stock selection in the industrial, health care, and consumer staples sectors. A strong performer in the industrial sector was McDermott International. This global engineering and construction company posted outstanding financial results during the period. Within health care, Pediatrix Medical Group was a strong performer. Pediatrix is the nation's leading provider of maternal-fetal, newborn, and pediatric subspecialty physician services. The company posted solid financial results and also entered into an agreement to acquire an anesthesiology provider that could potentially generate high returns on capital. Within the consumer staple sector, Chattem posted strong revenue growth from its well-established brands within health and beauty products.

Areas that detracted from performance for the period included the energy and financial sectors. The Fund had some strong performing energy positions but was unable to keep pace with the broad rally among the industry leaders. Within financials, the Fund's position in PMI Group was the primary source of underperformance. The steady decline in the housing and mortgage markets contributed to PMI having higher than expected claims within its mortgage insurance operation.

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 3,4
(AS OF OCTOBER 31, 2007)
--------------------------------------------------------------------------------
Equinix Incorporated                                                       3.96%
--------------------------------------------------------------------------------
BE Aerospace Incorporated                                                  2.85%
--------------------------------------------------------------------------------
Adobe Systems Incorporated                                                 2.59%
--------------------------------------------------------------------------------
NII Holdings Incorporated                                                  2.44%
--------------------------------------------------------------------------------
CVS Caremark Corporation                                                   2.34%
--------------------------------------------------------------------------------
Gilead Sciences Incorporated                                               2.29%
--------------------------------------------------------------------------------
American Tower Corporation Class A                                         2.26%
--------------------------------------------------------------------------------
FMC Corporation                                                            2.25%
--------------------------------------------------------------------------------
Cognizant Technology Solutions Corporation Class A                         2.13%
--------------------------------------------------------------------------------
Deere & Company                                                            2.10%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

4 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

10 Wells Fargo Advantage Small and Mid Cap Stock Funds    Performance Highlights

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 3
(AS OF OCTOBER 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                         (11%)
Consumer Staples                                (5%)
Energy                                          (9%)
Financials                                      (6%)
Health Care                                    (15%)
Industrials                                    (19%)
Information Technology                         (27%)
Materials                                       (2%)
Telecommunication Services                      (6%)

WE INCREASED THE FUND'S EXPOSURE TO INDUSTRIALS.

During the period, we actively managed the Fund's positions as we continued to focus on portfolio construction. We increased the Fund's exposure in the industrial sector. For example, we added positions to the Fund's positions of McDermott International and Foster Wheeler.

WE BELIEVE THAT INFLATION WILL REMAIN A POSSIBLE RISK FOR THE EQUITY MARKETS.

Contributing factors to inflation include a weak U.S. dollar, high commodity prices, robust economic growth in many global markets, and the Fed's recent decisions to lower the federal funds rate. In our opinion, inflation would need to stay moderate for stock valuations to remain attractive to investors.

In this environment of continued uncertainty, we remain focused on selecting securities one at a time. Our viewpoint is that our research process of "surrounding the company" will lead us to companies that have unique sources of growth and that are positioned to withstand economic difficulties that might emerge in 2008. In addition, we believe that our portfolio construction process, which seeks to balance high-quality and developing-growth companies, has the potential to prevail during times of unpredictability.

Performance Highlights    Wells Fargo Advantage Small and Mid Cap Stock Funds 11

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 5 (%) (AS OF OCTOBER 31, 2007)

----------------------------------------------------------------------------------------------------------------------
                                                                Excluding Sales Charge                Expense Ratio
ENTERPRISE FUND                                         6 Months*   1 Year   5 Year   Life of Fund   Gross 6    Net 7
----------------------------------------------------------------------------------------------------------------------
Administrator Class (SEPKX)                               16.32      29.77    18.32      16.70        1.23%     1.15%
----------------------------------------------------------------------------------------------------------------------
Advisor Class (SENAX)                                     16.16      29.48    17.97      16.39        1.42%     1.40%
----------------------------------------------------------------------------------------------------------------------
Institutional Class (WFEIX)                               16.46      30.10    18.47      16.76        0.98%     0.90%
----------------------------------------------------------------------------------------------------------------------
Investor Class (SENTX)                                    16.04      29.23    17.68      16.33        1.59%     1.57%
----------------------------------------------------------------------------------------------------------------------
BENCHMARK
----------------------------------------------------------------------------------------------------------------------
   Russell Midcap Growth Index 1                           7.11      19.72    19.21       9.74
----------------------------------------------------------------------------------------------------------------------

* Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

ADMINISTRATOR CLASS, ADVISOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund's performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
5 Performance shown prior to April 11, 2005 for the Institutional Class, Administrator Class, Advisor Class and Investor Class shares reflects the performance of the Institutional Class, Class K, Advisor Class and Investor Class shares, respectively, of the Strong Enterprise Fund, the predecessor fund. Performance shown prior to the inception of the Institutional Class shares and Administrator Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares and Administrator Class shares. Performance shown prior to the inception of the Advisor Class shares reflects the performance of the Investor Class shares of the predecessor fund, adjusted to reflect Advisor Class expenses.

6 Reflects the gross expense ratio as stated in the March 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

7 For Class A and Class C, the investment adviser has contractually committed through February 28, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. For the Investor Class, the investment adviser has contractually committed through February 29, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Effective March 1, 2008 through February 28, 2009, the investment adviser has contractually committed to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio of 1.49% for the Investor Class. Without these reductions, the Fund's returns would have been lower.

12 Wells Fargo Advantage Small and Mid Cap Stock Funds    Performance Highlights


WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Robert J. Costomiris, CFA

FUND INCEPTION

December 31, 1998

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF OCTOBER 31, 2007

--------------------------------------------------------------------------------
MID CAP DISCIPLINED FUND                                                 1 YEAR
--------------------------------------------------------------------------------
Investor Class                                                             5.58%
--------------------------------------------------------------------------------
BENCHMARK
   Russell Mid Cap Value Index 1                                           9.73%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FORINVESTOR CLASS SHARES ARE 1.31% AND 1.54%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH FEBRUARY 28, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTMENTS 2
(AS OF OCTOBER 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   WELLS FARGO ADVANTAGE        WELLS FARGO ADVANTAGE MID CAP
                    MID CAP DISCIPLINED              DISCIPLINED FUND -
                       FUND - Class A                  Investor Class           Russell Midcap Value Index
12/31/1998                                                                              $ 10,000
12/31/1998               $  9,425                         $ 10,000                      $ 10,000
 1/31/1999               $  9,868                         $ 10,470                      $  9,767
 2/28/1999               $  9,557                         $ 10,140                      $  9,552
 3/31/1999               $ 11,065                         $ 11,740                      $  9,689
 4/30/1999               $ 11,913                         $ 12,640                      $ 10,606
 5/31/1999               $ 11,913                         $ 12,640                      $ 10,651
 6/30/1999               $ 12,139                         $ 12,880                      $ 10,772
 7/31/1999               $ 11,932                         $ 12,660                      $ 10,502
 8/31/1999               $ 10,999                         $ 11,670                      $ 10,139
 9/30/1999               $ 10,763                         $ 11,420                      $  9,626
10/31/1999               $ 10,971                         $ 11,640                      $  9,910
11/30/1999               $ 11,508                         $ 12,210                      $  9,728
12/31/1999               $ 12,743                         $ 13,520                      $  9,989
 1/31/2000               $ 12,592                         $ 13,360                      $  9,392
 2/29/2000               $ 13,393                         $ 14,210                      $  8,999
 3/31/2000               $ 14,684                         $ 15,580                      $ 10,090
 4/30/2000               $ 14,241                         $ 15,110                      $ 10,130
 5/31/2000               $ 13,987                         $ 14,840                      $ 10,304
 6/30/2000               $ 14,062                         $ 14,920                      $  9,920
 7/31/2000               $ 14,015                         $ 14,870                      $ 10,152
 8/31/2000               $ 14,713                         $ 15,610                      $ 10,774
 9/30/2000               $ 14,326                         $ 15,200                      $ 10,878
10/31/2000               $ 14,863                         $ 15,770                      $ 11,084
11/30/2000               $ 14,213                         $ 15,080                      $ 10,940
12/31/2000               $ 15,648                         $ 16,603                      $ 11,905
 1/31/2001               $ 15,981                         $ 16,956                      $ 11,862
 2/28/2001               $ 14,790                         $ 15,692                      $ 11,811
 3/31/2001               $ 14,023                         $ 14,878                      $ 11,484
 4/30/2001               $ 15,305                         $ 16,238                      $ 12,116
 5/31/2001               $ 16,092                         $ 17,074                      $ 12,460
 6/30/2001               $ 16,254                         $ 17,245                      $ 12,294
 7/31/2001               $ 16,405                         $ 17,406                      $ 12,244
 8/31/2001               $ 16,395                         $ 17,395                      $ 12,021
 9/30/2001               $ 14,194                         $ 15,060                      $ 10,874
10/31/2001               $ 14,719                         $ 15,617                      $ 10,932
11/30/2001               $ 16,223                         $ 17,213                      $ 11,697
12/31/2001               $ 17,590                         $ 18,663                      $ 12,182
 1/31/2002               $ 17,600                         $ 18,674                      $ 12,305
 2/28/2002               $ 17,520                         $ 18,588                      $ 12,505
 3/31/2002               $ 18,943                         $ 20,099                      $ 13,144
 4/30/2002               $ 18,216                         $ 19,328                      $ 13,135
 5/31/2002               $ 17,964                         $ 19,060                      $ 13,115
 6/30/2002               $ 17,166                         $ 18,213                      $ 12,530
 7/31/2002               $ 15,167                         $ 16,092                      $ 11,303
 8/31/2002               $ 15,470                         $ 16,413                      $ 11,435
 9/30/2002               $ 14,258                         $ 15,128                      $ 10,280
10/31/2002               $ 14,874                         $ 15,781                      $ 10,607
11/30/2002               $ 15,924                         $ 16,896                      $ 11,275
12/31/2002               $ 15,518                         $ 16,465                      $ 11,007
 1/31/2003               $ 15,309                         $ 16,243                      $ 10,702
 2/28/2003               $ 14,505                         $ 15,390                      $ 10,524
 3/31/2003               $ 14,620                         $ 15,511                      $ 10,560
 4/30/2003               $ 15,842                         $ 16,809                      $ 11,363
 5/31/2003               $ 17,514                         $ 18,583                      $ 12,364
 6/30/2003               $ 17,797                         $ 18,882                      $ 12,450
 7/31/2003               $ 18,716                         $ 19,858                      $ 12,837
 8/31/2003               $ 19,521                         $ 20,712                      $ 13,293
 9/30/2003               $ 19,395                         $ 20,578                      $ 13,189
10/31/2003               $ 20,054                         $ 21,277                      $ 14,158
11/30/2003               $ 20,660                         $ 21,920                      $ 14,568
12/31/2003               $ 21,829                         $ 23,160                      $ 15,197
 1/31/2004               $ 22,469                         $ 23,839                      $ 15,598
 2/29/2004               $ 23,271                         $ 24,691                      $ 15,983
 3/31/2004               $ 23,507                         $ 24,941                      $ 16,009
 4/30/2004               $ 23,541                         $ 24,977                      $ 15,332
 5/31/2004               $ 23,598                         $ 25,038                      $ 15,725
 6/30/2004               $ 24,170                         $ 25,645                      $ 16,286
 7/31/2004               $ 23,701                         $ 25,147                      $ 15,845
 8/31/2004               $ 23,942                         $ 25,402                      $ 16,100
 9/30/2004               $ 24,422                         $ 25,912                      $ 16,569
10/31/2004               $ 24,514                         $ 26,009                      $ 16,952
11/30/2004               $ 25,440                         $ 26,992                      $ 18,098
12/31/2004               $ 26,453                         $ 28,066                      $ 18,799
 1/31/2005               $ 26,015                         $ 27,602                      $ 18,361
 2/28/2005               $ 26,559                         $ 28,179                      $ 19,002
 3/31/2005               $ 26,071                         $ 27,661                      $ 18,945
 4/30/2005               $ 25,116                         $ 26,648                      $ 18,445
 5/31/2005               $ 26,143                         $ 27,737                      $ 19,208
 6/30/2005               $ 26,716                         $ 28,345                      $ 19,836
 7/31/2005               $ 27,491                         $ 29,168                      $ 20,780
 8/31/2005               $ 27,635                         $ 29,320                      $ 20,618
 9/30/2005               $ 28,411                         $ 30,144                      $ 20,898
10/31/2005               $ 27,730                         $ 29,422                      $ 20,259
11/30/2005               $ 28,208                         $ 29,928                      $ 20,974
12/31/2005               $ 28,548                         $ 30,289                      $ 21,177
 1/31/2006               $ 29,829                         $ 31,648                      $ 22,097
 2/28/2006               $ 29,634                         $ 31,441                      $ 22,306
 3/31/2006               $ 30,274                         $ 32,121                      $ 22,793
 4/30/2006               $ 30,720                         $ 32,593                      $ 23,012
 5/31/2006               $ 30,831                         $ 32,711                      $ 22,530
 6/30/2006               $ 30,594                         $ 32,460                      $ 22,665
 7/31/2006               $ 30,274                         $ 32,121                      $ 22,537
 8/31/2006               $ 31,513                         $ 33,435                      $ 23,168
 9/30/2006               $ 31,722                         $ 33,657                      $ 23,465
10/31/2006               $ 32,515                         $ 34,498                      $ 24,415
11/30/2006               $ 33,434                         $ 35,473                      $ 25,202
12/31/2006               $ 33,764                         $ 35,823                      $ 25,459
 1/31/2007               $ 34,135                         $ 36,217                      $ 26,243
 2/28/2007               $ 34,269                         $ 36,359                      $ 26,400
 3/31/2007               $ 34,521                         $ 36,627                      $ 26,696
 4/30/2007               $ 35,412                         $ 37,573                      $ 27,534
 5/31/2007               $ 35,799                         $ 37,982                      $ 28,481
 6/30/2007               $ 35,190                         $ 37,336                      $ 27,670
 7/31/2007               $ 33,942                         $ 36,012                      $ 26,126
 8/31/2007               $ 33,897                         $ 35,965                      $ 26,045
 9/30/2007               $ 34,551                         $ 36,643                      $ 26,685
10/31/2007               $ 34,343                         $ 36,422                      $ 26,787

--------------------------------------------------------------------------------
1 The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. You cannot invest directly in an Index.

2 The chart compares the performance of the WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND Class A and Investor Class shares for the life of the Fund with the Russell Midcap Value Index. The chart assumes a hypothetical investment of $10,000 in Class A and Investor Class shares, reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

Performance Highlights    Wells Fargo Advantage Small and Mid Cap Stock Funds 13

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o The Fund had positive returns during the period but underperformed its benchmark.

o Holdings in the materials sector were the biggest detractors, while holdings in the consumer discretionary and technology sectors added the greatest amount of value to the Fund's performance.

o Our disciplined value approach led us to increase holdings in financial and technology stocks while reducing holdings in the materials sector within the metals and mining group.

WHILE THE MARKETS WERE GENERALLY POSITIVE DURING THE PERIOD, THEY ENDED UNDER A CLOUD OF UNCERTAINTY, LARGELY AS A RESULT OF CREDIT CONCERNS IN THE REAL ESTATE MARKETS.

This negatively impacted financial stocks, causing them to register negative returns and finish the period as the worst performing group of stocks. At the other end of the spectrum were materials and energy stocks, which enjoyed above average returns.

The Fund's underperformance was largely attributed to its holdings within the materials sector, particularly the metals and mining group. Examples included Gammon Gold and Newmont Mining. Additionally, the Fund was negatively impacted as a result of its underweighting in the energy and utility sectors. Both groups of stocks experienced significant appreciation, which created an environment with fewer value opportunities.

On the positive side, the Fund's holdings in the consumer discretionary and technology sectors added the greatest amount of value. Within the technology sector, the Fund's top performers included Electronic Arts and BEA Systems. BEA, a provider of e-commerce technology, benefited from a takeover bid from Oracle, while video game publisher Electronic Arts rose as the result of improving fundamentals. In the consumer discretionary sector, Corinthian Colleges, a post-secondary education provider, and its competitor, Apollo Group, benefited from a positive market environment.

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 3,4
(AS OF OCTOBER 31, 2007)
--------------------------------------------------------------------------------
Coca-Cola Enterprises Incorporated                                         5.40%
--------------------------------------------------------------------------------
Kroger Company                                                             5.04%
--------------------------------------------------------------------------------
Waste Management Incorporated                                              4.44%
--------------------------------------------------------------------------------
Electronic Arts Incorporated                                               4.22%
--------------------------------------------------------------------------------
Wm. Wrigley Jr. Company                                                    4.13%
--------------------------------------------------------------------------------
Molex Incorporated Class A                                                 3.87%
--------------------------------------------------------------------------------
Marsh & McLennan Companies Incorporated                                    3.68%
--------------------------------------------------------------------------------
The Hershey Company                                                        3.39%
--------------------------------------------------------------------------------
Tootsie Roll Industries Incorporated                                       3.33%
--------------------------------------------------------------------------------
Del Monte Foods Company                                                    3.23%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

4 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

14 Wells Fargo Advantage Small and Mid Cap Stock Funds    Performance Highlights

--------------------------------------------------------------------------------

AS AN INVESTMENT MANAGER EMPLOYING A DISCIPLINED VALUE APPROACH, WE OFTEN FIND OURSELVES BUYING THE STOCKS OF COMPANIES WITH LOW EXPECTATIONS WHILE AT THE SAME TIME SELLING OTHERS INTO MARKET STRENGTH.

We increased the Fund's holdings in financial and technology stocks as both of these sectors trailed the general market during the last 12 months. Within the financial sector, we established several new positions within the commercial bank and insurance groups; examples included Marshall & Ilsley and Progressive, respectively. Within the technology sector, we added Jabil Circuit, a contract manufacturer, and Molex, a connector manufacturer. These positions were partially funded by selling securities that offered a less favorable reward-to-risk ratio. In the materials sector, we reduced a number of our holdings within the metals and mining group.

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 3
(AS OF OCTOBER 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                          (6%)
Consumer Staples                               (29%)
Financials                                     (22%)
Health Care                                    (12%)
Industrials                                     (8%)
Information Technology                         (19%)
Materials                                       (1%)
Utilities                                       (3%)

WE SEEK COMPANIES THAT HAVE SOLID ASSETS, MANAGEABLE DEBT, CREDIBLE MANAGEMENT TEAMS, AND ATTRACTIVE PRICES.

The companies we target are often temporarily out of favor with the market and may have lower stock prices. We believe that our disciplined investment process and risk management focus are well-suited for the current economic environment.

Performance Highlights    Wells Fargo Advantage Small and Mid Cap Stock Funds 15

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 5 (%) (AS OF OCTOBER 31, 2007)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                            Including Sales Charge                  Excluding Sales Charge            Expense Ratio
MID CAP DISCIPLINED FUND           6 Months*  1 Year  5 Year  Life of Fund  6 Months*  1 Year  5 Year  Life of Fund  Gross 6  Net 7
------------------------------------------------------------------------------------------------------------------------------------
Class A (WFPAX)                     (8.58)    (0.47)   16.82     14.99       (3.02)     5.62    18.22     15.76       1.36%    1.25%
------------------------------------------------------------------------------------------------------------------------------------
Class C (WFPCX)                     (4.36)     3.89    17.49     15.13       (3.36)     4.89    17.49     15.13       2.11%    2.00%
------------------------------------------------------------------------------------------------------------------------------------
Administrator Class (WFMDX)                                                  (2.93)     5.75    18.31     15.82       1.20%    1.15%
------------------------------------------------------------------------------------------------------------------------------------
Institutional Class (WFMIX)                                                  (2.80)     6.04    18.47     15.90       0.92%    0.90%
------------------------------------------------------------------------------------------------------------------------------------
Investor Class (SMCDX)                                                       (3.06)     5.58    18.21     15.76       1.54%    1.31%
------------------------------------------------------------------------------------------------------------------------------------
BENCHMARK
------------------------------------------------------------------------------------------------------------------------------------
   Russell Midcap Value Index 1                                              (2.70)     9.73    20.36     11.80
------------------------------------------------------------------------------------------------------------------------------------

* Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
5 Performance shown for the Class A shares and Class C shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Class A shares and lower than those of the Class C shares. The Investor Class shares annual returns are substantially similar to what the Class A shares and Class C shares returns would be because the Investor Class shares, Class A shares and Class C shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown prior to the inception of the Institutional Class shares and Administrator Class shares reflects the performance of the Investor Class shares of the Strong Mid Cap Disciplined Fund, the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares and Administrator Class shares. Performance shown prior to April 11, 2005 for the Investor Class shares reflects the performance of the Investor Class shares of the predecessor fund.

6 For Class A and Class C shares, this is the first fiscal year for the Fund, and thus reflects the gross expense ratio as stated in the August 1, 2007, prospectus and is based on estimates for the current fiscal year. The gross expense ratio reported in the Financial Highlights is based on actual expenses for the Fund. For the Administrator, Institutional, and Investor Class, the gross expense ratio as stated in the March 1, 2007, prospectus is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

7 The investment adviser has contractually committed through February 28, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without these reductions, the Fund's returns would have been lower.

16 Wells Fargo Advantage Small and Mid Cap Stock Funds    Performance Highlights


WELLS FARGO ADVANTAGE OPPORTUNITY FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

THE WELLS FARGO ADVANTAGE OPPORTUNITY FUND(SM) (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Ann M. Miletti
Richard T. Weiss

FUND INCEPTION

December 31, 1985

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF OCTOBER 31, 2007

--------------------------------------------------------------------------------
OPPORTUNITY FUND                                                         1 YEAR
--------------------------------------------------------------------------------
Investor Class                                                           14.81%
--------------------------------------------------------------------------------
BENCHMARK
   Russell Midcap Index 1                                                15.24%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 1.35% AND 1.47%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH FEBRUARY 28, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTMENTS 2
(AS OF OCTOBER 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                    WELLS FARGO ADVANTAGE
                 OPPORTUNITY FUND - Investor
                             Class               Russell Midcap Index

  10/31/1997               $ 10,000                     $ 10,000
  11/30/1997               $ 10,017                     $ 10,238
  12/31/1997               $ 10,151                     $ 10,520
   1/31/1998               $ 10,121                     $ 10,322
   2/28/1998               $ 10,937                     $ 11,129
   3/31/1998               $ 11,584                     $ 11,657
   4/30/1998               $ 11,832                     $ 11,686
   5/31/1998               $ 11,442                     $ 11,324
   6/30/1998               $ 11,612                     $ 11,481
   7/31/1998               $ 11,232                     $ 10,934
   8/31/1998               $  9,335                     $  9,185
   9/30/1998               $  9,977                     $  9,779
  10/31/1998               $ 10,875                     $ 10,446
  11/30/1998               $ 11,216                     $ 10,940
  12/31/1998               $ 11,723                     $ 11,582
   1/31/1999               $ 12,029                     $ 11,562
   2/28/1999               $ 11,650                     $ 11,178
   3/31/1999               $ 12,082                     $ 11,528
   4/30/1999               $ 13,162                     $ 12,379
   5/31/1999               $ 13,297                     $ 12,344
   6/30/1999               $ 13,938                     $ 12,779
   7/31/1999               $ 14,001                     $ 12,428
   8/31/1999               $ 13,453                     $ 12,107
   9/30/1999               $ 13,334                     $ 11,681
  10/31/1999               $ 14,123                     $ 12,235
  11/30/1999               $ 14,621                     $ 12,586
  12/31/1999               $ 15,637                     $ 13,694
   1/31/2000               $ 15,168                     $ 13,241
   2/29/2000               $ 15,290                     $ 14,258
   3/31/2000               $ 16,868                     $ 15,075
   4/30/2000               $ 16,620                     $ 14,361
   5/31/2000               $ 16,840                     $ 13,981
   6/30/2000               $ 16,445                     $ 14,395
   7/31/2000               $ 16,267                     $ 14,233
   8/31/2000               $ 17,309                     $ 15,597
   9/30/2000               $ 16,683                     $ 15,375
  10/31/2000               $ 16,851                     $ 15,137
  11/30/2000               $ 15,798                     $ 13,775
  12/31/2000               $ 16,978                     $ 14,823
   1/31/2001               $ 17,908                     $ 15,062
   2/28/2001               $ 16,910                     $ 14,145
   3/31/2001               $ 16,076                     $ 13,268
   4/30/2001               $ 17,246                     $ 14,402
   5/31/2001               $ 17,355                     $ 14,671
   6/30/2001               $ 16,918                     $ 14,533
   7/31/2001               $ 16,685                     $ 14,117
   8/31/2001               $ 15,687                     $ 13,574
   9/30/2001               $ 13,518                     $ 11,937
  10/31/2001               $ 14,300                     $ 12,410
  11/30/2001               $ 15,563                     $ 13,450
  12/31/2001               $ 16,162                     $ 13,990
   1/31/2002               $ 15,920                     $ 13,906
   2/28/2002               $ 15,541                     $ 13,759
   3/31/2002               $ 16,315                     $ 14,584
   4/30/2002               $ 15,463                     $ 14,301
   5/31/2002               $ 15,336                     $ 14,139
   6/30/2002               $ 13,608                     $ 13,191
   7/31/2002               $ 12,082                     $ 11,904
   8/31/2002               $ 12,127                     $ 11,969
   9/30/2002               $ 10,815                     $ 10,865
  10/31/2002               $ 11,461                     $ 11,414
  11/30/2002               $ 12,703                     $ 12,206
  12/31/2002               $ 11,806                     $ 11,725
   1/31/2003               $ 11,498                     $ 11,488
   2/28/2003               $ 11,428                     $ 11,336
   3/31/2003               $ 11,296                     $ 11,448
   4/30/2003               $ 12,312                     $ 12,280
   5/31/2003               $ 13,583                     $ 13,403
   6/30/2003               $ 13,715                     $ 13,539
   7/31/2003               $ 14,163                     $ 13,985
   8/31/2003               $ 14,813                     $ 14,592
   9/30/2003               $ 14,517                     $ 14,410
  10/31/2003               $ 15,331                     $ 15,509
  11/30/2003               $ 15,619                     $ 15,945
  12/31/2003               $ 16,228                     $ 16,423
   1/31/2004               $ 16,870                     $ 16,900
   2/29/2004               $ 17,162                     $ 17,264
   3/31/2004               $ 17,035                     $ 17,267
   4/30/2004               $ 16,800                     $ 16,633
   5/31/2004               $ 17,121                     $ 17,046
   6/30/2004               $ 17,549                     $ 17,517
   7/31/2004               $ 16,940                     $ 16,752
   8/31/2004               $ 16,635                     $ 16,824
   9/30/2004               $ 17,290                     $ 17,370
  10/31/2004               $ 17,586                     $ 17,849
  11/30/2004               $ 18,528                     $ 18,937
  12/31/2004               $ 19,087                     $ 19,743
   1/31/2005               $ 18,548                     $ 19,254
   2/28/2005               $ 18,762                     $ 19,849
   3/31/2005               $ 18,515                     $ 19,693
   4/30/2005               $ 17,865                     $ 19,065
   5/31/2005               $ 18,791                     $ 19,979
   6/30/2005               $ 19,202                     $ 20,516
   7/31/2005               $ 20,321                     $ 21,597
   8/31/2005               $ 20,087                     $ 21,446
   9/30/2005               $ 20,062                     $ 21,731
  10/31/2005               $ 19,453                     $ 21,079
  11/30/2005               $ 20,264                     $ 22,015
  12/31/2005               $ 20,466                     $ 22,242
   1/31/2006               $ 21,483                     $ 23,385
   2/28/2006               $ 21,182                     $ 23,357
   3/31/2006               $ 21,483                     $ 23,936
   4/30/2006               $ 22,044                     $ 24,104
   5/31/2006               $ 21,214                     $ 23,293
   6/30/2006               $ 20,881                     $ 23,320
   7/31/2006               $ 20,425                     $ 22,809
   8/31/2006               $ 20,945                     $ 23,389
   9/30/2006               $ 21,579                     $ 23,812
  10/31/2006               $ 22,140                     $ 24,750
  11/30/2006               $ 22,779                     $ 25,641
  12/31/2006               $ 22,870                     $ 25,638
   1/31/2007               $ 23,425                     $ 26,505
   2/28/2007               $ 23,271                     $ 26,547
   3/31/2007               $ 23,711                     $ 26,760
   4/30/2007               $ 24,430                     $ 27,779
   5/31/2007               $ 25,424                     $ 28,826
   6/30/2007               $ 25,243                     $ 28,178
   7/31/2007               $ 24,348                     $ 27,130
   8/31/2007               $ 24,221                     $ 27,176
   9/30/2007               $ 25,040                     $ 28,070
  10/31/2007               $ 25,419                     $ 28,522

--------------------------------------------------------------------------------
1 The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. You cannot invest directly in an Index.

2 The chart compares the performance of the WELLS FARGO ADVANTAGE OPPORTUNITY FUND Investor Class shares for the most recent ten years with the Russell Midcap Index. The chart assumes a hypothetical investment of $10,000 in Investor Class shares and reflects all operating expenses.

Performance Highlights    Wells Fargo Advantage Small and Mid Cap Stock Funds 17

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o Even though the Fund had solid performance for the period, it underperformed its benchmark.

o The industrial sector was the largest detractor from the Fund's relative performance due to its underweight exposure in two areas: construction and engineering and aerospace and defense.

o Holdings that benefited Fund performance were found in the energy and information technology sectors. The Fund's underweight exposure to the financial sector also benefited the Fund's relative performance.

THE FUND'S HOLDINGS IN THE ENERGY SECTOR WERE THE TOP CONTRIBUTORS TO PERFORMANCE DURING THE PERIOD, AS THE COMPANIES IN THIS SECTOR CONTINUED TO BENEFIT FROM AN IMBALANCE OF STRONG DEMAND AND LIMITED SUPPLY.

Information technology was another sector that contributed smartly to performance. The Fund's holdings within the technology sector benefited from company-specific dealings rather than a broad secular theme. The Fund's underweight exposure to the financial sector, which had been a headwind the past few years, was also beneficial to the Fund's relative performance. Even with the recent turmoil in this sector, we continued to find companies trading at attractive discounts to our private market valuations. Private market value is the aggregate market value of a company if each of its parts operated independently and had its own stock price.

The industrial sector was the largest detractor from the Fund's relative performance due to its underweight exposure in two areas: construction and engineering and aerospace and defense. The Fund's underweight exposure to the utility sector was also a headwind for the Fund's portfolio, as the sector continued to benefit from relatively low interest rates. Retail was another area of relative underperformance for the Fund, as concerns about consumer purchasing power weighed heavily on the sector, especially in the latter half of the period.

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 3,4
(AS OF OCTOBER 31, 2007)
--------------------------------------------------------------------------------
 Weatherford International Limited                                         3.31%
--------------------------------------------------------------------------------
 Praxair Incorporated                                                      2.90%
--------------------------------------------------------------------------------
 Apache Corporation                                                        2.70%
--------------------------------------------------------------------------------
 Transocean Incorporated                                                   2.52%
--------------------------------------------------------------------------------
 GlobalSantaFe Corporation                                                 2.23%
--------------------------------------------------------------------------------
 Waters Corporation                                                        1.92%
--------------------------------------------------------------------------------
 Red Hat Incorporated                                                      1.67%
--------------------------------------------------------------------------------
 Staples Incorporated                                                      1.63%
--------------------------------------------------------------------------------
 Bank of New York Mellon Corporation                                       1.54%
--------------------------------------------------------------------------------
 J.B. Hunt Transport Services Incorporated                                 1.54%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

4 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

18 Wells Fargo Advantage Small and Mid Cap Stock Funds    Performance Highlights

--------------------------------------------------------------------------------

OUR METHODOLOGY INCLUDES BUYING STOCKS THAT ARE SELLING AT A DISCOUNT TO THEIR INTRINSIC PRIVATE MARKET VALUE AND SELLING STOCKS THAT APPROACH THEIR PRIVATE MARKET VALUE.

This discipline allows us to be patient with stocks that are out of favor with the market, which seems to be the exception as the recent volatility in the market has increased investor focus on the short term rather than the long term. Consequently, we have continued to trim exposure from many of the Fund's energy holdings, because they continued to outperform and became a more noticeable piece of the market. We also decreased the Fund's exposure to the technology sector as a few of its holdings reached what we believed to be full valuation. And, although it is still a relatively small part of the portfolio, we did increase several holdings in the consumer staples sector. The remaining sector weightings were fairly consistent throughout the 12-month period. The Fund was overweighted in the technology, consumer discretionary, and energy sectors while being underweighted in the financial, utility, and industrial sectors.

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 3
(AS OF OCTOBER 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                         (22%)
Consumer Staples                                (5%)
Energy                                         (15%)
Financials                                      (8%)
Health Care                                    (12%)
Industrials                                    (11%)
Information Technology                         (18%)
Materials                                       (7%)
Utilities                                       (2%)

OUR FUNDAMENTAL, BOTTOM-UP PROCESS OF IDENTIFYING COMPANIES THAT HAVE SOLID BUSINESS MODELS AND STRONG MANAGEMENT TEAMS AND THAT TRADE AT A DISCOUNT TO OUR PERCEIVED PRIVATE MARKET VALUATION WILL CONTINUE TO HELP GUIDE US IN OUR DECISION MAKING PROCESS.

Even with the recent market turbulence, equity markets have produced relatively solid results during the past 12 months. A combination of relatively low borrowing costs, better than expected economic data, and, thus far, relatively benign inflation data has been positive for the market. As we get further into the cycle, the investment landscape and investor expectations appear to be more uncertain, and many of the recent secular tailwinds may be reversing course. Companies that may have been supported by an easier credit environment or overly optimistic growth expectations will likely face an increased amount of pressure until expectations are fully reset.

Performance Highlights    Wells Fargo Advantage Small and Mid Cap Stock Funds 19

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 5 (%) (AS OF OCTOBER 31, 2007)
--------------------------------------------------------------------------------

                                        Excluding Sales Charge             Expense Ratio
OPPORTUNITY FUND                 6 Months*    1 Year   5 Year   10 Year   Gross 6   Net 7
------------------------------------------------------------------------------------------
Administrator Class (WFODX)         4.23       15.17    17.56     9.92     1.13%     1.04%
------------------------------------------------------------------------------------------
Advisor Class (SOPVX)               4.08       14.89    17.22     9.58     1.30%     1.29%
------------------------------------------------------------------------------------------
Investor Class (SOPFX)              4.05       14.81    17.27     9.78     1.47%     1.35%
------------------------------------------------------------------------------------------
BENCHMARK
------------------------------------------------------------------------------------------
   Russell Midcap Index 1           2.67       15.24    20.10    11.05
------------------------------------------------------------------------------------------

* Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

ADMINISTRATOR CLASS, ADVISOR CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
5 Performance shown prior to April 11, 2005 for the Administrator Class, Advisor Class and Investor Class shares reflects the performance of the Class K, Advisor Class, and Investor Class shares, respectively, of the Strong Opportunity Fund, the predecessor fund. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. Performance shown prior to the inception of the Advisor Class shares reflects the performance of the Investor Class shares of the predecessor fund, adjusted to reflect Advisor Class expenses.

6 Reflects the gross expense ratio as stated in the March 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

7 The investment adviser has contractually committed through February 28, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without these reductions, the Fund's returns would have been lower.

20 Wells Fargo Advantage Small and Mid Cap Stock Funds    Performance Highlights


WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Robert J. Costomiris, CFA

FUND INCEPTION

March 28, 2002

PERFORMANCE SUMMARY

12-MONTH TOTAL RETURN AS OF OCTOBER 31, 2007

--------------------------------------------------------------------------------
SMALL CAP DISCIPLINED FUND                                               1 YEAR
--------------------------------------------------------------------------------
Investor Class                                                            4.46%
--------------------------------------------------------------------------------
BENCHMARK
   Russell 2000 Value Index 1                                             2.05%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 1.49% AND 1.73%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH FEBRUARY 28, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTMENTS 2
(AS OF OCTOBER 31, 2007)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                 WELLS FARGO ADVANTAGE SMALL
                   CAP DISCIPLINED FUND -
                       Investor Class            Russell 2000 Value Index

   3/28/2002               $ 10,000                       $ 10,000
   3/31/2002               $ 10,000                       $ 10,000
   4/30/2002               $  9,980                       $ 10,352
   5/31/2002               $  9,650                       $ 10,010
   6/30/2002               $  9,570                       $  9,788
   7/31/2002               $  8,510                       $  8,334
   8/31/2002               $  8,640                       $  8,297
   9/30/2002               $  8,120                       $  7,704
  10/31/2002               $  8,470                       $  7,820
  11/30/2002               $  9,230                       $  8,444
  12/31/2002               $  9,120                       $  8,083
   1/31/2003               $  8,720                       $  7,856
   2/28/2003               $  8,380                       $  7,592
   3/31/2003               $  8,430                       $  7,673
   4/30/2003               $  9,520                       $  8,401
   5/31/2003               $ 10,980                       $  9,259
   6/30/2003               $ 11,350                       $  9,416
   7/31/2003               $ 12,240                       $  9,886
   8/31/2003               $ 12,550                       $ 10,261
   9/30/2003               $ 12,710                       $ 10,143
  10/31/2003               $ 13,440                       $ 10,971
  11/30/2003               $ 13,850                       $ 11,392
  12/31/2003               $ 14,823                       $ 11,804
   1/31/2004               $ 15,452                       $ 12,212
   2/29/2004               $ 15,771                       $ 12,448
   3/31/2004               $ 16,297                       $ 12,620
   4/30/2004               $ 16,503                       $ 11,968
   5/31/2004               $ 16,828                       $ 12,112
   6/30/2004               $ 17,240                       $ 12,727
   7/31/2004               $ 16,633                       $ 12,142
   8/31/2004               $ 16,102                       $ 12,261
   9/30/2004               $ 16,655                       $ 12,746
  10/31/2004               $ 16,525                       $ 12,944
  11/30/2004               $ 18,237                       $ 14,093
  12/31/2004               $ 18,831                       $ 14,429
   1/31/2005               $ 18,616                       $ 13,871
   2/28/2005               $ 19,203                       $ 14,147
   3/31/2005               $ 18,549                       $ 13,855
   4/30/2005               $ 17,270                       $ 13,141
   5/31/2005               $ 17,738                       $ 13,942
   6/30/2005               $ 18,446                       $ 14,559
   7/31/2005               $ 18,892                       $ 15,387
   8/31/2005               $ 19,075                       $ 15,033
   9/30/2005               $ 19,223                       $ 15,008
  10/31/2005               $ 18,321                       $ 14,631
  11/30/2005               $ 18,686                       $ 15,225
  12/31/2005               $ 18,710                       $ 15,108
   1/31/2006               $ 20,494                       $ 16,357
   2/28/2006               $ 20,590                       $ 16,356
   3/31/2006               $ 21,524                       $ 17,147
   4/30/2006               $ 21,500                       $ 17,193
   5/31/2006               $ 20,925                       $ 16,482
   6/30/2006               $ 20,650                       $ 16,684
   7/31/2006               $ 20,195                       $ 16,453
   8/31/2006               $ 20,973                       $ 16,944
   9/30/2006               $ 20,686                       $ 17,110
  10/31/2006               $ 21,560                       $ 17,981
  11/30/2006               $ 22,195                       $ 18,493
  12/31/2006               $ 22,158                       $ 18,654
   1/31/2007               $ 22,196                       $ 18,934
   2/28/2007               $ 22,485                       $ 18,701
   3/31/2007               $ 22,711                       $ 18,927
   4/30/2007               $ 22,899                       $ 19,123
   5/31/2007               $ 23,440                       $ 19,825
   6/30/2007               $ 23,591                       $ 19,363
   7/31/2007               $ 22,057                       $ 17,715
   8/31/2007               $ 21,994                       $ 18,069
   9/30/2007               $ 22,284                       $ 18,151
  10/31/2007               $ 22,522                       $ 18,349

--------------------------------------------------------------------------------
1 The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

2 The chart compares the performance of the WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND Investor Class shares for the life of the Fund with the Russell 2000 Value Index. The chart assumes a hypothetical investment of $10,000 in Investor Class shares and reflects all operating expenses.

Performance Highlights    Wells Fargo Advantage Small and Mid Cap Stock Funds 21

--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o     The Fund outpaced its benchmark during the period.

o Our security selection process within the industrial and consumer discretionary sectors helped the Fund outpace its benchmark. Holdings in materials and energy sectors detracted from Fund performance.

o Our disciplined value approach led us to increase the Fund's weighting in consumer staple stocks and remain underweighted in financials, though we took advantage of the opportunity presented by the recent sell-off in financials and added a number of banks that we believed were unduly punished.

WHILE THE MARKETS WERE GENERALLY POSITIVE DURING THE PERIOD, THEY ENDED UNDER A CLOUD OF UNCERTAINTY LARGELY AS A RESULT OF CREDIT CONCERNS IN THE REAL ESTATE MARKETS.

This uncertainty negatively impacted financial and consumer discretionary stocks, causing them to register negative returns and finish the period as the worst performing groups of stocks. At the other end of the spectrum were the materials and energy stocks, which enjoyed above average returns.

The Fund outpaced the Russell 2000 Value Index largely as a result of our stock selection process within the industrial and consumer discretionary sectors. Within the industrial sector, longer-term holdings FuelCell Energy and Robbins & Myers both enjoyed solid performance. FuelCell develops and manufactures power plants for electric power generation, while Robbins & Myers designs and manufactures industrial equipment worldwide. Corinthian Colleges, a post-secondary education provider, was a top performer in the consumer discretionary sector. The Fund also benefited from being underweight in the financial sector during the period. Most of the Fund's relative outperformance in the sector was due to avoiding real estate and mortgage exposure.

Materials and energy stocks detracted from Fund performance. Within the materials sector, holdings in the metals and mining group had the greatest negative effect. For example, Gammon Gold was sold due to its disappointing fundamentals. The Fund was also negatively impacted by its lack of holdings within the energy sector, which was one of the top performing sectors

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 3,4
(AS OF OCTOBER 31, 2007)
--------------------------------------------------------------------------------
FuelCell Energy Incorporated                                               4.92%
--------------------------------------------------------------------------------
CRA International Incorporated                                             3.47%
--------------------------------------------------------------------------------
Playboy Enterprises Incorporated Class B                                   3.41%
--------------------------------------------------------------------------------
Molex Incorporated Class A                                                 3.38%
--------------------------------------------------------------------------------
Del Monte Foods Company                                                    3.38%
--------------------------------------------------------------------------------
Tootsie Roll Industries Incorporated                                       3.04%
--------------------------------------------------------------------------------
Winn-Dixie Stores Incorporated                                             2.80%
--------------------------------------------------------------------------------
Apex Silver Mines Limited                                                  2.62%
--------------------------------------------------------------------------------
Entegris Incorporated                                                      2.59%
--------------------------------------------------------------------------------
Millipore Corporation                                                      2.44%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3 Equity holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of equity holdings and sector distribution.

4 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

22 Wells Fargo Advantage Small and Mid Cap Stock Funds    Performance Highlights

--------------------------------------------------------------------------------

during the period.

AS AN INVESTMENT MANAGER EMPLOYING A DISCIPLINED VALUE APPROACH, WE OFTEN FIND OURSELVES BUYING THE STOCKS OF COMPANIES WITH LOW EXPECTATIONS WHILE AT THE SAME TIME SELLING OTHERS INTO MARKET STRENGTH.

During the past year, we sold a number of the Fund's gold equity positions into market strength and redeployed some of those assets into the financial sector. While we continue to underweight financials, we took advantage of the opportunity presented by their recent sell-off and added a number of banks that we believed were unduly punished. In addition, we increased the Fund's weighting in consumer staple stocks. Tootsie Roll Industries is an example of a consumer staple stock that we continue to own. We feel that this type of stock can offer steady growth, stable cash flow, and a favorable reward-to-risk ratio.

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 3
(AS OF OCTOBER 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (12%)
Consumer Staples                                                           (17%)
Energy                                                                      (1%)
Financials                                                                 (15%)
Health Care                                                                (11%)
Industrials                                                                (20%)
Information Technology                                                     (17%)
Materials                                                                   (6%)
Utilities                                                                   (1%)
--------------------------------------------------------------------------------

WE SEEK COMPANIES THAT HAVE SOLID ASSETS, MANAGEABLE DEBT, CREDIBLE MANAGEMENT TEAMS, AND ATTRACTIVE PRICES.

The companies we target are often temporarily out of favor with the market and may have lower stock prices. We believe that our disciplined investment process and risk-management focus are well suited for the current economic environment.

Performance Highlights    Wells Fargo Advantage Small and Mid Cap Stock Funds 23

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 5 (%) (AS OF OCTOBER 31, 2007)

----------------------------------------------------------------------------------------------------
                                                  Excluding Sales Charge              Expense Ratio
SMALL CAP DISCIPLINED FUND             6 Months*    1 Year   5 Year   Life of Fund   Gross 6   Net 7
----------------------------------------------------------------------------------------------------
Administrator Class (WFSDX)              (1.52)      4.84     21.84      15.82        1.39%    1.20%
----------------------------------------------------------------------------------------------------
Institutional Class (WFSSX)              (1.36)      5.05     21.95      15.92        1.11%    1.00%
----------------------------------------------------------------------------------------------------
Investor Class (SCOVX)                   (1.65)      4.46     21.60      15.62        1.73%    1.49%
----------------------------------------------------------------------------------------------------
BENCHMARK
----------------------------------------------------------------------------------------------------
   Russell 2000(R) Value Index 1         (4.05)      2.05     18.60      11.46
----------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
5 Performance shown prior to the inception of the Institutional Class shares and Administrator Class shares reflects the performance of the Investor Class shares of the Strong Small Company Value Fund, the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares and Administrator Class shares. Performance shown prior to April 11, 2005 for the Investor Class shares reflects the performance of the Investor Class shares of the predecessor fund.

6 Reflects the gross expense ratio as stated in the March 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

7 The investment adviser has contractually committed through February 28, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without these reductions, the Fund's returns would have been lower.

24 Wells Fargo Advantage Small and Mid Cap Stock Funds    Performance Highlights


WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND (the Fund) seeks long-term capital appreciation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGER
I. Charles Rinaldi

FUND INCEPTION
March 28, 2002

PERFORMANCE SUMMARY
12-MONTH TOTAL RETURN AS OF OCTOBER 31, 2007

--------------------------------------------------------------------------------
SMALL/MID CAP VALUE FUND                                                 1 YEAR
--------------------------------------------------------------------------------
Investor Class                                                           12.83%
--------------------------------------------------------------------------------
BENCHMARK
   Russell 2500 Value Index 1                                             4.63%
--------------------------------------------------------------------------------

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. NET AND GROSS EXPENSE RATIOS FOR INVESTOR CLASS SHARES ARE 1.49% AND 1.78%, RESPECTIVELY. THE INVESTMENT ADVISER HAS CONTRACTUALLY COMMITTED THROUGH FEBRUARY 28, 2009, TO WAIVE FEES AND/OR REIMBURSE EXPENSES TO THE EXTENT NECESSARY TO MAINTAIN THE NET OPERATING EXPENSE RATIO SHOWN. WITHOUT THESE REDUCTIONS, THE FUND'S RETURNS WOULD HAVE BEEN LOWER.

--------------------------------------------------------------------------------
GROWTH OF $10,000 INVESTMENTS 2
(AS OF OCTOBER 31, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             WELLS FARGO ADVANTAGE     WELLS FARGO ADVANTAGE
              SMALL/MID CAP VALUE    SMALL/MID CAP VALUE FUND -
   DATE          FUND - Class A           Investor Class          Russell 2500 Value Index
 3/28/2002          $  9,425                  $ 10,000                     $ 10,000
 3/31/2002          $  9,425                  $ 10,000                     $ 10,000
 4/30/2002          $  9,246                  $  9,810                     $ 10,171
 5/31/2002          $  9,105                  $  9,660                     $ 10,004
 6/30/2002          $  8,417                  $  8,930                     $  9,651
 7/31/2002          $  7,201                  $  7,640                     $  8,534
 8/31/2002          $  7,380                  $  7,830                     $  8,579
 9/30/2002          $  6,616                  $  7,020                     $  7,877
10/31/2002          $  6,748                  $  7,160                     $  7,990
11/30/2002          $  7,238                  $  7,680                     $  8,573
12/31/2002          $  7,144                  $  7,580                     $  8,306
 1/31/2003          $  7,041                  $  7,470                     $  8,055
 2/28/2003          $  6,937                  $  7,360                     $  7,857
 3/31/2003          $  6,861                  $  7,280                     $  7,910
 4/30/2003          $  7,418                  $  7,870                     $  8,626
 5/31/2003          $  8,407                  $  8,920                     $  9,424
 6/30/2003          $  8,539                  $  9,060                     $  9,593
 7/31/2003          $  9,048                  $  9,600                     $ 10,010
 8/31/2003          $  9,444                  $ 10,020                     $ 10,413
 9/30/2003          $  9,387                  $  9,960                     $ 10,339
10/31/2003          $ 10,047                  $ 10,660                     $ 11,129
11/30/2003          $ 10,452                  $ 11,090                     $ 11,583
12/31/2003          $ 11,320                  $ 12,010                     $ 12,038
 1/31/2004          $ 11,612                  $ 12,320                     $ 12,427
 2/29/2004          $ 12,036                  $ 12,770                     $ 12,680
 3/31/2004          $ 12,271                  $ 13,020                     $ 12,781
 4/30/2004          $ 11,536                  $ 12,240                     $ 12,112
 5/31/2004          $ 11,687                  $ 12,400                     $ 12,356
 6/30/2004          $ 12,121                  $ 12,860                     $ 12,846
 7/31/2004          $ 11,414                  $ 12,110                     $ 12,329
 8/31/2004          $ 11,037                  $ 11,710                     $ 12,484
 9/30/2004          $ 11,913                  $ 12,640                     $ 12,878
10/31/2004          $ 11,828                  $ 12,550                     $ 13,111
11/30/2004          $ 13,195                  $ 14,000                     $ 14,183
12/31/2004          $ 13,513                  $ 14,337                     $ 14,635
 1/31/2005          $ 13,083                  $ 13,881                     $ 14,164
 2/28/2005          $ 13,835                  $ 14,679                     $ 14,518
 3/31/2005          $ 13,231                  $ 14,038                     $ 14,324
 4/30/2005          $ 12,208                  $ 12,953                     $ 13,788
 5/31/2005          $ 12,649                  $ 13,421                     $ 14,554
 6/30/2005          $ 13,481                  $ 14,304                     $ 15,087
 7/31/2005          $ 14,444                  $ 15,325                     $ 15,895
 8/31/2005          $ 14,855                  $ 15,761                     $ 15,606
 9/30/2005          $ 15,255                  $ 16,186                     $ 15,623
10/31/2005          $ 14,654                  $ 15,548                     $ 15,162
11/30/2005          $ 15,045                  $ 15,963                     $ 15,784
12/31/2005          $ 15,313                  $ 16,247                     $ 15,767
 1/31/2006          $ 16,705                  $ 17,724                     $ 16,805
 2/28/2006          $ 16,244                  $ 17,235                     $ 16,828
 3/31/2006          $ 16,909                  $ 17,941                     $ 17,418
 4/30/2006          $ 17,216                  $ 18,267                     $ 17,486
 5/31/2006          $ 16,490                  $ 17,496                     $ 16,881
 6/30/2006          $ 16,357                  $ 17,354                     $ 16,976
 7/31/2006          $ 15,917                  $ 16,887                     $ 16,741
 8/31/2006          $ 16,295                  $ 17,289                     $ 17,187
 9/30/2006          $ 16,091                  $ 17,072                     $ 17,362
10/31/2006          $ 16,725                  $ 17,745                     $ 18,175
11/30/2006          $ 17,135                  $ 18,180                     $ 18,744
12/31/2006          $ 17,366                  $ 18,425                     $ 18,949
 1/31/2007          $ 17,729                  $ 18,811                     $ 19,372
 2/28/2007          $ 17,594                  $ 18,668                     $ 19,327
 3/31/2007          $ 17,605                  $ 18,679                     $ 19,533
 4/30/2007          $ 18,113                  $ 19,218                     $ 19,942
 5/31/2007          $ 18,664                  $ 19,802                     $ 20,652
 6/30/2007          $ 18,653                  $ 19,791                     $ 20,102
 7/31/2007          $ 17,740                  $ 18,822                     $ 18,597
 8/31/2007          $ 17,190                  $ 18,227                     $ 18,692
 9/30/2007          $ 18,373                  $ 19,494                     $ 18,887
10/31/2007          $ 18,882                  $ 20,022                     $ 19,018

--------------------------------------------------------------------------------
1 The Russell 2500 Value Index measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an Index.

2 The chart compares the performance of the WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND Class A and Investor Class shares for the life of the Fund with the Russell 2500 Value Index. The chart assumes a hypothetical investment of $10,000 in Class A and Investor Class shares, reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

Performance Highlights

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 25


                      WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND (CONTINUED)
--------------------------------------------------------------------------------

MANAGER'S DISCUSSION

FUND HIGHLIGHTS

o     The Fund's solid performance outpaced its benchmark.

o The Fund benefited from its overweighting in the energy sector and its underweighting in the financial sector. The Fund maintained an emphasis in precious metals, which showed signs of paying off toward the end of the period.

o Our stock selections continue to be derived from an investment process that focuses on each individual company.

THE FUND FOUND ITS BEST PERFORMANCE IN THE ENERGY SECTOR, PRIMARILY FROM SERVICE COMPANIES.

The Fund benefited from its investments in the energy sector, which represented its largest sector weighting. Not only was energy the best performing sector in the Fund's benchmark index over the period, the Fund's holdings in the sector outperformed those in the index as the result of strong stock selection.

Financial services, more specifically the Fund's underweighting in the sector, also contributed to positive performance for the Fund. We have been cautious about housing and its potential impact on the financial services sector for quite some time. The meltdown in the subprime mortgage group severely impacted the overall market performance of the entire sector. Fortunately, the Fund did not have any exposure to the companies tied to the subprime mortgage market, and we were able to avoid the worst performing pockets within the financial sector. The Fund's limited exposure in the sector was mostly isolated to insurance and specialty finance companies that generally outperformed the overall sector during the period. As a result, the Fund's performance held up despite weakness from the sector.

We continued to favor investments in precious metals, specifically gold. On an inflation-adjusted basis, gold is nowhere near its all-time high. While the Fund's investments in this sector didn't pay off until the final months of the reporting period, we are patient and intend to continue to maintain the Fund's exposure to the sector.

--------------------------------------------------------------------------------
SECTOR DISTRIBUTION 3
(AS OF OCTOBER 31, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionery                                                     (13%)
Energy                                                                     (20%)
Financials                                                                 (11%)
Health Care                                                                 (9%)
Industrials                                                                (11%)
Information Technology                                                     (17%)
Materials                                                                  (19%)

--------------------------------------------------------------------------------
3 Sector distribution and equity holdings are subject to change. Cash and cash equivalents are not reflected in the calculations of sector distribution and equity holdings.

26 Wells Fargo Advantage Small and Mid Cap Stock Funds    Performance Highlights

-------------------------------------------------------------------------------

INDIVIDUAL COMPANY FUNDAMENTALS CONTINUE TO BE THE MOST IMPORTANT FACTOR IN OUR STOCK SELECTION PROCESS.

There were no significant changes to the Fund's holdings during the period. We feel that it is important to point out that our stock decisions are derived purely from our investment process. Individual company fundamentals will continue to be the most important metric in our stock selection. During the period, we added to certain of the Fund's positions in the technology sector. This was not driven by a broad belief in the sector's performance potential but simply reflected that we were able to identify specific attractive investment opportunities.

--------------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS 3,4
(AS OF OCTOBER 31, 2007)
--------------------------------------------------------------------------------
Randgold Resources Limited ADR                                          4.82%
--------------------------------------------------------------------------------
Goldcorp Incorporated                                                   4.80%
--------------------------------------------------------------------------------
Global Industries Limited                                               3.49%
--------------------------------------------------------------------------------
Champion Enterprises Incorporated                                       2.88%
--------------------------------------------------------------------------------
3Com Corporation                                                        2.71%
--------------------------------------------------------------------------------
Hill International Incorporated                                         2.46%
--------------------------------------------------------------------------------
Apex Silver Mines Limited                                               2.45%
--------------------------------------------------------------------------------
Willbros Group Incorporated                                             2.45%
--------------------------------------------------------------------------------
Encorium Group Incorporated                                             2.34%
--------------------------------------------------------------------------------
Intermec Incorporated                                                   2.25%
--------------------------------------------------------------------------------

WHILE WE REMAIN CAUTIOUS ABOUT THE BROAD STOCK MARKET, OUR OUTLOOK ON THE ENERGY SECTOR CONTINUES TO BE POSITIVE.

We believe that energy prices are headed higher over the long term. One reason is that exploration and development projects are capital intensive and have long lead times. More importantly, demand has stayed strong despite high oil prices, driven primarily by the increase in demand from emerging countries, such as China and India. Oil consumption in these countries has been skyrocketing.

The emergence of the middle class in India and China bodes well for future demand for precious metals. Also, more countries are replenishing their reserves with more gold and less U.S. dollar-denominated paper assets. With the United States running an ongoing trade deficit, we believe that there will be further weakening of the dollar. In addition, gold serves as an inflation hedge and a potential safe haven in the event of financial crisis.

We remain cautious about the broad stock market. We think that the market is perhaps more vulnerable than at any other point in the last several years because of the problems related to housing and subprime mortgages. We believe that the write-offs in this area are likely to continue. The macroeconomic picture aside, we believe that our broad approach may enable us to continue to identify attractive opportunities in the small- and mid-cap market segments. We continue to favor companies that are selling at reasonable valuations while exhibiting above market growth profiles. We think that there will be opportunities for these stocks to outperform in a potentially more difficult market environment.

--------------------------------------------------------------------------------
4 The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

Performance Highlights    Wells Fargo Advantage Small and Mid Cap Stock Funds 27

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 5 (%) (AS OF OCTOBER 31, 2007)

------------------------------------------------------------------------------------------------------------------------------------
                                          Including Sales Charge                    Excluding Sales Charge            Expense Ratio
SMALL/MID CAP VALUE FUND          6 Months*   1 Year  5 Year  Life of Fund  6 Months*   1 Year  5 Year  Life of Fund  Gross 6  Net 7
------------------------------------------------------------------------------------------------------------------------------------
Class A (WFVAX)                     (1.73)      6.38   21.39     12.03         4.24      12.89   22.85     13.22       1.56%   1.40%
------------------------------------------------------------------------------------------------------------------------------------
Class C (WFCVX)                      2.89      11.18   22.33     12.76         3.89      12.18   22.33     12.76       2.31%   2.15%
------------------------------------------------------------------------------------------------------------------------------------
Administrator Class (WWMDX)                                                    4.38      13.24   23.09     13.42       1.43%   1.15%
------------------------------------------------------------------------------------------------------------------------------------
Institutional Class (WWMSX)                                                    4.48      13.42   23.13     13.45       1.10%   0.95%
------------------------------------------------------------------------------------------------------------------------------------
Investor Class (SMMVX)                                                         4.18      12.83   22.83     13.21       1.78%   1.49%
------------------------------------------------------------------------------------------------------------------------------------
BENCHMARK
------------------------------------------------------------------------------------------------------------------------------------
  Russell 2500 Value Index 1                                                  (4.63)      4.63   18.94     12.18
------------------------------------------------------------------------------------------------------------------------------------

* Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGE WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
5 Performance shown for the Class A shares and Class C shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Class A shares and lower than those of the Class C shares. The Investor Class shares annual returns are substantially similar to what the Class A shares and Class C shares returns would be because the Investor Class shares, Class A shares and Class C shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Investor Class shares of the Strong Small/Mid Cap Value Fund, the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to April 11, 2005 for the Institutional Class shares reflects the performance of the Investor Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to April 11, 2005 for the Investor Class shares reflects the performance of the Investor Class shares of the predecessor fund.

6 For Class A and Class C shares, this is the first fiscal year for the Fund, and thus reflects the gross expense ratio as stated in the August 1, 2007, prospectus and is based on estimates for the current fiscal year. For the Administrator and Investor Class, the gross expense ratio as stated in the March 1, 2007, prospectus is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights. For the Institutional class the gross expense ratio is as stated in the March 1, 2007 prospectus and is based on estimates for the current fiscal year, as the Fund does not have a complete previous fiscal year. The gross expense ratios reported in the Financial Highlights are based on actual expenses for the Fund.

7 The investment adviser has contractually committed through February 28, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Without these reductions, the Fund's returns would have been lower.

28 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                                       Fund Expenses (Unaudited)


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from May 1, 2007 to October 31, 2007.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------------------------------------------------------
                                                                           Beginning         Ending       Expenses
                                                                         Account Value   Account Value   Paid During    Net Annual
WELLS FARGO ADVANTAGE DISCOVERY FUND                                      05-01-2007       10-31-2007      Period 1    Expense Ratio
------------------------------------------------------------------------------------------------------------------------------------
CLASS A 2
   Actual                                                                  $1,000.00       $1,111.70        $3.54          1.33%
   Hypothetical (5% return before expenses)                                $1,000.00       $1,009.25        $3.37          1.33%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C 2
   Actual                                                                  $1,000.00       $1,108.10        $5.53          2.08%
   Hypothetical (5% return before expenses)                                $1,000.00       $1,007.36        $5.26          2.08%
------------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                                  $1,000.00       $1,182.70        $6.33          1.15%
   Hypothetical (5% return before expenses)                                $1,000.00       $1,019.41        $5.85          1.15%
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
   Actual                                                                  $1,000.00       $1,184.50        $5.23          0.95%
   Hypothetical (5% return before expenses)                                $1,000.00       $1,020.42        $4.84          0.95%
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
   Actual                                                                  $1,000.00       $1,181.30        $7.59          1.38%
   Hypothetical (5% return before expenses)                                $1,000.00       $1,018.25        $7.02          1.38%
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE ENTERPRISE FUND
------------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                                  $1,000.00       $1,163.20        $6.27          1.15%
   Hypothetical (5% return before expenses)                                $1,000.00       $1,019.41        $5.85          1.15%
------------------------------------------------------------------------------------------------------------------------------------

Fund Expenses (Unaudited)

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 29


------------------------------------------------------------------------------------------------------------------------------------
                                                                           Beginning         Ending       Expenses
                                                                         Account Value   Account Value   Paid During    Net Annual
WELLS FARGO ADVANTAGE ENTERPRISE FUND (continued)                         05-01-2007       10-31-2007      Period 1    Expense Ratio
------------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
   Actual                                                                  $1,000.00       $1,161.60        $7.63          1.40%
   Hypothetical (5% return before expenses)                                $1,000.00       $1,018.15        $7.12          1.40%
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
   Actual                                                                  $1,000.00       $1,164.30        $4.91          0.90%
   Hypothetical (5% return before expenses)                                $1,000.00       $1,020.67        $4.58          0.90%
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
   Actual                                                                  $1,000.00       $1,160.40        $8.55          1.57%
   Hypothetical (5% return before expenses)                                $1,000.00       $1,017.29        $7.98          1.57%
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS A 2
   Actual                                                                  $1,000.00       $1,011.80        $3.17          1.25%
   Hypothetical (5% return before expenses)                                $1,000.00       $1,009.45        $3.17          1.25%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C 2
   Actual                                                                  $1,000.00       $1,010,10        $5.07          2.00%
   Hypothetical (5% return before expenses)                                $1,000.00       $1,007.56        $5.06          2.00%
------------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                                  $1,000.00       $  970.70        $5.71          1.15%
   Hypothetical (5% return before expenses)                                $1,000.00       $1,019.41        $5.85          1.15%
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
   Actual                                                                  $1,000.00       $  972.00        $4.47          0.90%
   Hypothetical (5% return before expenses)                                $1,000.00       $1,020.67        $4.58          0.90%
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
   Actual                                                                  $1,000.00       $  969.40        $6.50          1.31%
   Hypothetical (5% return before expenses)                                $1,000.00       $1,018.60        $6.67          1.31%
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE OPPORTUNITY FUND
------------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                                  $1,000.00       $1,042.30        $5.35          1.04%
   Hypothetical (5% return before expenses)                                $1,000.00       $1,019.96        $5.30          1.04%
------------------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
   Actual                                                                  $1,000.00       $1,040.80        $6.64          1.29%
   Hypothetical (5% return before expenses)                                $1,000.00       $1,018.70        $6.56          1.29%
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
   Actual                                                                  $1,000.00       $1,040.50        $6.94          1.35%
   Hypothetical (5% return before expenses)                                $1,000.00       $1,018.40        $6.87          1.35%
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND
------------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                                  $1,000.00       $  984.80        $6.00          1.20%
   Hypothetical (5% return before expenses)                                $1,000.00       $1,019.16        $6.11          1.20%
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
   Actual                                                                  $1,000.00       $  986.40        $5.01          1.00%
   Hypothetical (5% return before expenses)                                $1,000.00       $1,020.16        $5.09          1.00%
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
   Actual                                                                  $1,000.00       $  983.50        $7.45          1.49%
   Hypothetical (5% return before expenses)                                $1,000.00       $1,017.69        $7.58          1.49%
------------------------------------------------------------------------------------------------------------------------------------

30 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                                       Fund Expenses (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                           Beginning         Ending       Expenses
                                                                         Account Value   Account Value   Paid During    Net Annual
WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND                            05-01-2007       10-31-2007      Period 1    Expense Ratio
------------------------------------------------------------------------------------------------------------------------------------
CLASS A 2
   Actual                                                                  $1,000.00       $1,064.40        $3.64          1.40%
   Hypothetical (5% return before expenses)                                $1,000.00       $1,009.07        $3.54          1.40%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C 2
   Actual                                                                  $1,000.00       $1,062.60        $5.59          2.15%
   Hypothetical (5% return before expenses)                                $1,000.00       $1,007.18        $5.44          2.15%
------------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                                  $1,000.00       $1,043.80        $5.92          1.15%
   Hypothetical (5% return before expenses)                                $1,000.00       $1,019.41        $5.85          1.15%
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
   Actual                                                                  $1,000.00       $1,044.80        $4.90          0.95%
   Hypothetical (5% return before expenses)                                $1,000.00       $1,020.42        $4.84          0.95%
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
   Actual                                                                  $1,000.00       $1,041.80        $7.67          1.49%
   Hypothetical (5% return before expenses)                                $1,000.00       $1,017.69        $7.58          1.49%
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period divided by 365 (to reflect the one-half year period).

2 This Class commenced operations on July 31, 2007. Actual expenses shown for this Class are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 92/365 (to reflect the period from August 1, 2007 to October 31, 2007).

Portfolio of Investments--October 31, 2007

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 31


DISCOVERY FUND
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
COMMON STOCKS: 90.31%

AEROSPACE, DEFENSE: 2.87%
    253,519  BE AEROSPACE INCORPORATED+                                                                           $   12,602,429
                                                                                                                  --------------
AMUSEMENT & RECREATION SERVICES: 1.49%
    107,986  LIFE TIME FITNESS INCORPORATED+<<                                                                         6,548,271
                                                                                                                  --------------
APPAREL & ACCESSORY STORES: 4.90%
    112,650  AEROPOSTALE INCORPORATED+<<                                                                               2,579,685
    167,700  GUESS? INCORPORATED                                                                                       8,618,103
    135,700  PHILLIPS-VAN HEUSEN CORPORATION                                                                           6,486,460
    151,800  URBAN OUTFITTERS INCORPORATED+                                                                            3,835,986

                                                                                                                      21,520,234
                                                                                                                  --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.70%
    137,600  PENSKE AUTO GROUP INCORPORATED<<                                                                          3,065,728
                                                                                                                  --------------
BUSINESS SERVICES: 15.63%
    389,200  ACTIVISION INCORPORATED+                                                                                  9,204,580
     95,379  CERNER CORPORATION+<<                                                                                     5,680,773
     98,900  CITRIX SYSTEMS INCORPORATED+                                                                              4,251,711
    223,300  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                       9,258,018
    151,750  CONCUR TECHNOLOGIES INCORPORATED+<<                                                                       5,469,070
    130,317  DOUBLE-TAKE SOFTWARE INCORPORATED+                                                                        3,105,454
    245,002  F5 NETWORKS INCORPORATED+                                                                                 8,827,422
    285,000  MENTOR GRAPHICS CORPORATION+                                                                              4,565,700
    201,300  OMNITURE INCORPORATED+<<                                                                                  6,876,408
    100,800  PHASE FORWARD INCORPORATED+                                                                               2,398,032
    255,000  QUEST SOFTWARE INCORPORATED+                                                                              4,437,000
    281,100  THE TRIZETTO GROUP INCORPORATED+<<                                                                        4,593,174

                                                                                                                      68,667,342
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS: 3.13%
     51,593  CHATTEM INCORPORATED+<<                                                                                   3,833,360
    172,515  FMC CORPORATION                                                                                           9,919,613

                                                                                                                      13,752,973
                                                                                                                  --------------
COAL MINING: 1.23%
    132,200  ARCH COAL INCORPORATED<<                                                                                  5,420,200
                                                                                                                  --------------
COMMUNICATIONS: 15.41%
    148,800  AMERICAN TOWER CORPORATION CLASS A+                                                                       6,573,984
    353,393  BRIGHTPOINT INCORPORATED+                                                                                 5,724,967
    143,283  EQUINIX INCORPORATED+<<                                                                                  16,715,395
    403,100  FOUNDRY NETWORKS INCORPORATED+                                                                            8,521,534
    191,231  NII HOLDINGS INCORPORATED+                                                                               11,091,398
    143,650  SAVVIS INCORPORATED+<<                                                                                    5,427,097
    332,100  SBA COMMUNICATIONS CORPORATION+                                                                          11,822,760
    149,300  VIRGIN MOBILE USA INCORPORATED CLASS A+<<                                                                 1,813,995

                                                                                                                      67,691,130
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS: 1.68%
     77,900  ASTORIA FINANCIAL CORPORATION                                                                             2,024,621
    287,100  NEW YORK COMMUNITY BANCORP INCORPORATED                                                                   5,342,931

                                                                                                                       7,367,552
                                                                                                                  --------------

32 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                      Portfolio of Investments--October 31, 2007


DISCOVERY FUND
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 11.45%
     77,957  CIENA CORPORATION+<<                                                                                 $    3,731,022
     76,469  GRAFTECH INTERNATIONAL LIMITED+<<                                                                         1,445,264
    269,000  INTERSIL CORPORATION CLASS A                                                                              8,161,460
     95,700  LOGITECH INTERNATIONAL SA+<<                                                                              3,380,124
    158,200  MICROSEMI CORPORATION+<<                                                                                  4,209,702
    202,000  NETLOGIC MICROSYSTEMS INCORPORATED+<<                                                                     6,706,400
    120,580  NVIDIA CORPORATION+                                                                                       4,266,120
    461,788  SKYWORKS SOLUTIONS INCORPORATED+<<                                                                        4,257,685
    334,550  SOLERA HOLDINGS INCORPORATED+                                                                             7,196,171
    181,400  TESSERA TECHNOLOGIES INCORPORATED+                                                                        6,927,666

                                                                                                                      50,281,614
                                                                                                                  --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.54%
     55,200  KBR INCORPORATED+                                                                                         2,366,976
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS: 1.13%
     93,166  CENTRAL EUROPEAN DISTRIBUTION CORPORATION+<<                                                              4,954,568
                                                                                                                  --------------
FOOTWEAR: 0.87%
     51,500  CROCS INCORPORATED+                                                                                       3,849,625
                                                                                                                  --------------
HEALTH SERVICES: 2.39%
     82,000  COVANCE INCORPORATED+<<                                                                                   6,765,000
     57,000  PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                     3,733,500

                                                                                                                      10,498,500
                                                                                                                  --------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 3.24%
     56,851  FOSTER WHEELER LIMITED+                                                                                   8,428,161
     94,902  MCDERMOTT INTERNATIONAL INCORPORATED+                                                                     5,794,716

                                                                                                                      14,222,877
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES: 0.97%
    234,800  KITE REALTY GROUP TRUST                                                                                   4,254,576
                                                                                                                  --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.92%
    255,774  HHGREGG INCORPORATED+                                                                                     4,030,998
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 1.89%
    109,400  GAMESTOP CORPORATION CLASS A+                                                                             6,478,668
    201,900  PALM INCORPORATED<<                                                                                       1,821,138

                                                                                                                       8,299,806
                                                                                                                  --------------
INSURANCE CARRIERS: 2.42%
    134,100  ASSURANT INCORPORATED                                                                                     7,836,804
     71,500  ENDURANCE SPECIALTY HOLDINGS LIMITED<<                                                                    2,803,515

                                                                                                                      10,640,319
                                                                                                                  --------------
JUSTICE, PUBLIC ORDER & SAFETY: 1.20%
    185,800  CORRECTIONS CORPORATION OF AMERICA+<<                                                                     5,256,282
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 4.47%
     63,100  C.R. BARD INCORPORATED                                                                                    5,275,791
    399,800  EV3 INCORPORATED+<<                                                                                       5,869,064
     68,700  HAEMONETICS CORPORATION+<<                                                                                3,530,493
     73,032  HOLOGIC INCORPORATED+                                                                                     4,961,064

                                                                                                                      19,636,412
                                                                                                                  --------------

Portfolio of Investments--October 31, 2007

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 33


DISCOVERY FUND
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
MEDICAL MANAGEMENT SERVICES: 1.35%
     98,100  COVENTRY HEALTH CARE INCORPORATED+                                                                   $    5,916,411
                                                                                                                  --------------
OIL & GAS EXTRACTION: 4.73%
     42,100  ATWOOD OCEANICS INCORPORATED+<<                                                                           3,546,504
     73,800  CARRIZO OIL & GAS INCORPORATED+                                                                           3,792,582
    116,000  FOREST OIL CORPORATION+                                                                                   5,636,440
    145,400  NEWFIELD EXPLORATION COMPANY+                                                                             7,828,336

                                                                                                                      20,803,862
                                                                                                                  --------------
PERSONAL SERVICES: 0.04%
      5,100  ULTA SALON COSMETICS & FRAGRANCE INCORPORATED+                                                              174,420
                                                                                                                  --------------
REAL ESTATE: 1.32%
    162,600  GAFISA SA+<<                                                                                              5,798,312
                                                                                                                  --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.13%
     25,327  COOPER TIRE & RUBBER COMPANY<<                                                                              564,286
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.12%
    167,300  MF GLOBAL LIMITED+                                                                                        4,945,388
                                                                                                                  --------------
TRANSPORTATION BY AIR: 0.95%
    121,500  CONTINENTAL AIRLINES INCORPORATED CLASS B+<<                                                              4,173,525
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT: 2.14%
    270,350  SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                                 9,386,556
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $316,961,873)                                                                              396,691,172
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING: 14.45%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.26%
     23,068  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                  23,068
    670,609  BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                    670,609
    469,426  DAILY ASSETS FUND INSTITUTIONAL                                                                             469,426

                                                                                                                       1,163,103
                                                                                                                  --------------

  PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 14.19%
$ 1,341,218  ALPINE SECURITIZATION CORPORATION++                                        4.89%       11/13/2007         1,338,871
    697,433  ALPINE SECURITIZATION CORPORATION                                          4.92        11/01/2007           697,433
    804,731  ATLANTIC ASSET SECURITIZATION CORPORATION++                                5.09        11/15/2007           803,089
     80,473  ATLANTIS ONE FUNDING CORPORATION++                                         5.00        11/02/2007            80,461
    241,419  ATOMIUM FUNDING LLC                                                        4.93        11/05/2007           241,279
    335,304  BANCO SANTANDER TOTTA LOAN+/-++                                            5.07        10/15/2008           334,641
    335,304  BANK OF IRELAND SERIES EXTC+/-++                                           5.35        10/14/2008           334,775
  1,207,096  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE
             $1,207,267)                                                                5.09        11/01/2007         1,207,096
    268,244  BARTON CAPITAL CORPORATION++                                               5.00        11/02/2007           268,203
    469,426  BARTON CAPITAL CORPORATION                                                 5.01        11/06/2007           469,084
    670,609  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
             AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $670,702)                  4.99        11/01/2007           670,609
  2,883,618  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $2,884,022)                                 5.04        11/01/2007         2,883,618
    268,244  BNP PARIBAS+/-                                                             5.33        05/07/2008           268,075

34 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                      Portfolio of Investments--October 31, 2007


DISCOVERY FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 1,341,218  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $1,341,405)                                                5.02%       11/01/2007    $    1,341,218
    435,882  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $435,942)                                                  4.98        11/01/2007           435,882
    335,304  CHARIOT FUNDING LLC++                                                      4.82        11/07/2007           335,013
    335,304  CHARIOT FUNDING LLC++                                                      4.86        11/16/2007           334,570
    214,595  CHARIOT FUNDING LLC                                                        4.94        11/14/2007           214,187
    335,304  CHARIOT FUNDING LLC++                                                      4.95        11/06/2007           335,060
    871,791  CHEYNE FINANCE LLC+/-++^^                                                  4.83        02/25/2008           840,433
    670,609  CHEYNE FINANCE LLC+/-++^^                                                  4.98        05/19/2008           637,079
    134,122  CIT GROUP INCORPORATED+/-                                                  5.67        12/19/2007           133,829
    147,869  CIT GROUP INCORPORATED+/-                                                  5.73        11/23/2007           147,625
  3,394,816  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $3,395,289)                                                          5.02        11/01/2007         3,394,816
    804,731  CLIPPER RECEIVABLES CORPORATION++                                          5.06        11/09/2007           803,789
    523,075  CLIPPER RECEIVABLES CORPORATION++                                          5.11        11/08/2007           522,541
    187,770  CLIPPER RECEIVABLES CORPORATION++                                          5.13        11/01/2007           187,770
     67,061  COMERICA BANK+/-                                                           5.12        02/08/2008            67,041
  3,353,044  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $3,353,513)                                 5.04        11/01/2007         3,353,044
    804,731  CULLINAN FINANCE CORPORATION+/-++                                          4.85        02/25/2008           804,731
  1,005,913  CULLINAN FINANCE CORPORATION+/-++                                          5.01        08/04/2008           998,379
    335,304  CULLINAN FINANCE CORPORATION+/-++                                          5.32        02/12/2008           334,211
    536,487  FAIRWAY FINANCE CORPORATION                                                4.92        11/08/2007           535,940
    336,163  FAIRWAY FINANCE CORPORATION                                                5.01        11/05/2007           335,968
    536,487  FAIRWAY FINANCE CORPORATION++                                              5.10        11/02/2007           536,407
    335,304  FALCON ASSET SECURITIZATION CORPORATION++                                  5.32        11/06/2007           335,060
    427,714  FCAR OWNER TRUST SERIES I                                                  4.91        11/14/2007           426,902
  1,341,218  FIVE FINANCE INCORPORATED+/-++                                             5.18        07/09/2008         1,339,233
    938,852  GALLEON CAPITAL LLC++                                                      4.99        11/05/2007           938,308
    938,852  GALLEON CAPITAL LLC++                                                      5.10        11/02/2007           938,712
    134,122  HARRIER FINANCE FUNDING LLC+/-                                             4.89        04/25/2008           134,122
    335,304  HARRIER FINANCE FUNDING LLC+/-++                                           5.20        01/11/2008           335,314
    670,609  HUDSON-THAMES LLC+/-++                                                     5.67        06/16/2008           666,049
    871,791  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              5.13        08/16/2008           871,791
    335,304  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                 4.88        10/24/2008           334,734
     20,118  INTESA FUNDING LLC                                                         4.86        11/07/2007            20,101
  7,779,063  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $7,780,152)                                 5.04        11/01/2007         7,779,063
    670,609  JUPITER SECURITIZATION CORPORATION                                         4.90        11/01/2007           670,609
    771,200  KESTREL FUNDING US LLC+/-++                                                4.84        02/25/2008           770,923
    134,122  KESTREL FUNDING US LLC+/-                                                  4.89        04/25/2008           134,122
    289,703  LIBERTY STREET FUNDING CORPORATION++                                       5.02        11/01/2007           289,703
    670,609  LINKS FINANCE LLC+/-++                                                     5.01        08/15/2008           669,395
    898,616  LIQUID FUNDING LIMITED+/-++                                                5.22        11/13/2007           898,616
    992,501  LIQUID FUNDING LIMITED+/-++                                                5.70        06/11/2008           993,265
  1,341,218  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $1,341,404)                                 5.00        11/01/2007         1,341,218
    442,602  MONT BLANC CAPITAL CORPORATION                                             4.90        11/07/2007           442,217
  1,396,831  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $1,397,026)                                                5.02        11/01/2007         1,396,831

Portfolio of Investments--October 31, 2007

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 35


DISCOVERY FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    62,031  MORGAN STANLEY SERIES EXL+/-                                               5.22%       10/15/2008    $       62,031
    429,190  NEWPORT FUNDING CORPORATION                                                5.11        11/14/2007           428,374
    603,548  NORTH SEA FUNDING LLC                                                      4.99        11/16/2007           602,226
    938,852  NORTH SEA FUNDING LLC                                                      5.13        11/08/2007           937,895
    670,609  NORTHERN ROCK PLC+/-++                                                     5.15        10/03/2008           667,189
     67,061  OLD LINE FUNDING CORPORATION                                               4.96        11/15/2007            66,924
    270,309  OLD LINE FUNDING CORPORATION                                               4.96        11/19/2007           269,601
    616,960  OLD LINE FUNDING CORPORATION                                               5.06        11/09/2007           616,238
    335,304  PERRY GLOBAL FUNDING LLC SERIES A++                                        5.13        11/15/2007           334,620
    335,304  PREMIUM ASSET TRUST+/-                                                     5.10        09/16/2008           335,304
    382,247  PREMIUM ASSET TRUST+/-++                                                   5.33        12/21/2007           382,201
    254,831  PYXIS MASTER TRUST SERIES 2007-3+/-++                                      5.51        11/27/2007           254,831
     54,252  RACERS TRUST SERIES 2004-6-MM+/-++                                         5.15        09/22/2006            54,209
  1,072,974  SCALDIS CAPITAL LIMITED++                                                  4.94        11/20/2007         1,070,002
    737,670  SCALDIS CAPITAL LIMITED++                                                  5.11        11/15/2007           736,165
    482,838  SEDNA FINANCE INCORPORATED+/-++                                            5.09        04/10/2008           482,520
    342,011  SHIPROCK FINANCE SERIES 2007-4A+/-++                                       5.16        04/11/2008           342,011
    261,537  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                             4.80        02/29/2008           261,316
    335,304  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                             5.11        02/04/2008           335,301
    268,244  SLM CORPORATION+/-++                                                       5.11        05/12/2008           265,875
    415,777  STANFIELD VICTORIA FUNDING LLC+/-++                                        5.23        04/03/2008           415,565
    670,609  STANFIELD VICTORIA FUNDING LLC+/-++                                        5.57        02/15/2008           670,274
    630,372  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                       5.03        11/09/2007           629,635
     77,536  THE TRAVELERS INSURANCE COMPANY+/-                                         5.19        02/08/2008            77,534
  1,002,748  THUNDER BAY FUNDING INCORPORATED++                                         5.10        11/07/2007         1,001,876
    335,304  UNICREDITO ITALIANO BANK (IRELAND)+/-                                      5.11        10/14/2008           334,825
    335,304  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                         5.14        10/08/2008           334,902
    143,510  VARIABLE FUNDING CAPITAL COMPANY                                           4.98        11/01/2007           143,510
    348,717  VERSAILLES CDS LLC                                                         4.93        11/15/2007           348,005
    335,304  VERSAILLES CDS LLC                                                         5.15        11/06/2007           335,060
    576,724  VICTORIA FINANCE LLC+/-++                                                  5.01        07/28/2008           575,945
    335,304  VICTORIA FINANCE LLC+/-++                                                  5.03        08/07/2008           335,304
    670,609  WHITE PINE FINANCE LLC+/-++                                                5.46        02/22/2008           670,209

                                                                                                                      62,330,532
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $63,558,079)                                                            63,493,635
                                                                                                                  --------------

     SHARES
SHORT-TERM INVESTMENTS: 10.59%
 46,505,192  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             46,505,192
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $46,505,192)                                                                       46,505,192
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $427,025,144)*                        115.35%                                                               $  506,689,999

OTHER ASSETS AND LIABILITIES, NET           (15.35)                                                                  (67,414,300)
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $  439,275,699
                                            ------                                                                --------------

36 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                      Portfolio of Investments--October 31, 2007


DISCOVERY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  +   Non-income earning securities.

 <<   All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the Fund with a cost of $46,505,192.

 ^^ This security is currently in default with regards to scheduled interest and/or principal payments.

  * Cost for federal income tax purposes is $428,153,177 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                 $82,756,992
      Gross unrealized depreciation                  (4,220,170)
                                                    -----------
      Net unrealized appreciation                   $78,536,822
      (depreciation)

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--October 31, 2007

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 37


ENTERPRISE FUND
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 95.74%

AEROSPACE, DEFENSE: 2.73%
    187,452  BE AEROSPACE INCORPORATED+                                                                           $    9,318,239
                                                                                                                  --------------
AMUSEMENT & RECREATION SERVICES: 1.25%
     70,403  LIFE TIME FITNESS INCORPORATED+<<                                                                         4,269,238
                                                                                                                  --------------
APPAREL & ACCESSORY STORES: 3.89%
     70,950  AEROPOSTALE INCORPORATED+<<                                                                               1,624,755
    112,000  GUESS? INCORPORATED                                                                                       5,755,680
     85,500  PHILLIPS-VAN HEUSEN CORPORATION                                                                           4,086,900
     71,700  URBAN OUTFITTERS INCORPORATED+                                                                            1,811,859

                                                                                                                      13,279,194
                                                                                                                  --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.71%
    108,000  PENSKE AUTO GROUP INCORPORATED<<                                                                          2,406,240
                                                                                                                  --------------
BIOPHARMACEUTICALS: 3.50%
     68,000  CELGENE CORPORATION+                                                                                      4,488,000
    161,700  GILEAD SCIENCES INCORPORATED+                                                                             7,468,923

                                                                                                                      11,956,923
                                                                                                                  --------------
BUSINESS SERVICES: 11.68%
    176,500  ADOBE SYSTEMS INCORPORATED+                                                                               8,454,350
     73,438  CERNER CORPORATION+<<                                                                                     4,373,967
     94,700  CITRIX SYSTEMS INCORPORATED+                                                                              4,071,153
    167,800  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                       6,956,988
    188,502  F5 NETWORKS INCORPORATED+                                                                                 6,791,727
     49,000  JUNIPER NETWORKS INCORPORATED+                                                                            1,764,000
    149,700  OMNITURE INCORPORATED+<<                                                                                  5,113,752
    122,700  SYMANTEC CORPORATION+                                                                                     2,304,306

                                                                                                                      39,830,243
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS: 3.03%
     39,959  CHATTEM INCORPORATED+<<                                                                                   2,968,954
    128,076  FMC CORPORATION                                                                                           7,364,370

                                                                                                                      10,333,324
                                                                                                                  --------------
COMMUNICATIONS: 11.93%
    167,000  AMERICAN TOWER CORPORATION CLASS A+                                                                       7,378,060
    110,964  EQUINIX INCORPORATED+<<                                                                                  12,945,060
    251,900  FOUNDRY NETWORKS INCORPORATED+                                                                            5,325,166
    137,190  NII HOLDINGS INCORPORATED+                                                                                7,957,020
     85,000  SAVVIS INCORPORATED+<<                                                                                    3,211,300
     70,700  SBA COMMUNICATIONS CORPORATION+                                                                           2,516,920
    111,350  VIRGIN MOBILE USA INCORPORATED CLASS A+<<                                                                 1,352,903

                                                                                                                      40,686,429
                                                                                                                  --------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.68%
     80,228  ACERGY SA<<                                                                                               2,321,798
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS: 2.51%
     60,200  ASTORIA FINANCIAL CORPORATION                                                                             1,564,598
    174,400  NEW YORK COMMUNITY BANCORP INCORPORATED                                                                   3,245,584
     49,900  NORTHERN TRUST CORPORATION                                                                                3,752,979

                                                                                                                       8,563,161
                                                                                                                  --------------

38 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                      Portfolio of Investments--October 31, 2007


ENTERPRISE FUND
--------------------------------------------------------------------------------

    SHARES   SECURITY NAME                                                                                             VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 10.77%
     59,957  CIENA CORPORATION+<<                                                                                 $    2,869,542
     83,900  COOPER INDUSTRIES LIMITED CLASS A                                                                         4,395,521
     23,600  FIRST SOLAR INCORPORATED+<<                                                                               3,747,916
     55,987  GRAFTECH INTERNATIONAL LIMITED+                                                                           1,058,154
    210,900  INTERSIL CORPORATION CLASS A                                                                              6,398,706
     71,100  LOGITECH INTERNATIONAL SA+<<                                                                              2,511,252
     60,100  MICROSEMI CORPORATION+<<                                                                                  1,599,261
    160,150  NVIDIA CORPORATION+                                                                                       5,666,107
    346,926  SKYWORKS SOLUTIONS INCORPORATED+                                                                          3,198,658
    139,045  TESSERA TECHNOLOGIES INCORPORATED+<<                                                                      5,310,129

                                                                                                                      36,755,246
                                                                                                                  --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.06%
     84,000  KBR INCORPORATED+                                                                                         3,601,920
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS: 1.08%
     69,593  CENTRAL EUROPEAN DISTRIBUTION CORPORATION+                                                                3,700,956
                                                                                                                  --------------
GENERAL MERCHANDISE STORES: 1.17%
     70,800  JCPENNEY COMPANY INCORPORATED                                                                             3,981,792
                                                                                                                  --------------
HEALTH SERVICES: 2.49%
     62,300  COVANCE INCORPORATED+                                                                                     5,139,750
     51,000  PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                     3,340,500

                                                                                                                       8,480,250
                                                                                                                  --------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 3.20%
     44,518  FOSTER WHEELER LIMITED+                                                                                   6,599,794
     70,728  MCDERMOTT INTERNATIONAL INCORPORATED+                                                                     4,318,652

                                                                                                                      10,918,446
                                                                                                                  --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 1.23%
    102,200  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                               4,201,442
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.64%
     44,200  DEERE & COMPANY                                                                                           6,846,580
     68,600  GAMESTOP CORPORATION CLASS A+                                                                             4,062,492
    149,900  PALM INCORPORATED+<<                                                                                      1,352,098
    127,800  SEAGATE TECHNOLOGY                                                                                        3,557,952

                                                                                                                      15,819,122
                                                                                                                  --------------
INSURANCE CARRIERS: 1.86%
     71,100  ASSURANT INCORPORATED                                                                                     4,155,084
     55,900  ENDURANCE SPECIALTY HOLDINGS LIMITED<<                                                                    2,191,839

                                                                                                                       6,346,923
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 5.08%
     47,462  C.R. BARD INCORPORATED                                                                                    3,968,298
     55,500  HAEMONETICS CORPORATION+<<                                                                                2,852,145
     54,860  HOLOGIC INCORPORATED+<<                                                                                   3,726,640
    115,300  THERMO FISHER SCIENTIFIC INCORPORATED+                                                                    6,780,793

                                                                                                                      17,327,876
                                                                                                                  --------------
MEDICAL MANAGEMENT SERVICES: 1.39%
     78,750  COVENTRY HEALTH CARE INCORPORATED+<<                                                                      4,749,413
                                                                                                                  --------------

Portfolio of Investments--October 31, 2007

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 39


ENTERPRISE FUND
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
MEDICAL PRODUCTS: 0.98%
     49,300  ALLERGAN INCORPORATED                                                                                $    3,331,694
                                                                                                                  --------------
MISCELLANEOUS RETAIL: 2.24%
    182,582  CVS CAREMARK CORPORATION                                                                                  7,626,450
                                                                                                                  --------------
OIL & GAS EXTRACTION: 5.92%
     57,900  CANADIAN NATURAL RESOURCES LIMITED<<                                                                      4,817,280
    145,910  CHESAPEAKE ENERGY CORPORATION<<                                                                           5,760,527
    100,500  NEWFIELD EXPLORATION COMPANY+<<                                                                           5,410,920
     79,600  NOBLE CORPORATION                                                                                         4,214,820

                                                                                                                      20,203,547
                                                                                                                  --------------
PERSONAL SERVICES: 0.04%
      3,850  ULTA SALON COSMETICS & FRAGRANCE INCORPORATED+                                                              131,670
                                                                                                                  --------------
PIPELINES: 1.66%
    155,400  THE WILLIAMS COMPANIES INCORPORATED                                                                       5,670,546
                                                                                                                  --------------
PRIMARY METAL INDUSTRIES: 1.61%
     36,650  PRECISION CASTPARTS CORPORATION                                                                           5,490,537
                                                                                                                  --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.13%
     20,430  COOPER TIRE & RUBBER COMPANY<<                                                                              455,180
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.57%
     86,700  MF GLOBAL LIMITED+                                                                                        2,562,852
     43,299  T. ROWE PRICE GROUP INCORPORATED                                                                          2,781,528

                                                                                                                       5,344,380
                                                                                                                  --------------
TRANSPORTATION BY AIR: 0.91%
     90,800  CONTINENTAL AIRLINES INCORPORATED CLASS B+                                                                3,118,985
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT: 4.80%
     73,600  GOODRICH CORPORATION                                                                                      5,126,976
    173,700  SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                                 6,030,864
     75,200  TEXTRON INCORPORATED                                                                                      5,204,584

                                                                                                                      16,362,424
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $266,763,460)                                                                              326,583,588
                                                                                                                  --------------

COLLATERAL FOR SECURITIES LENDING: 15.26%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.28%
    18,916   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                  18,916
   549,917   BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                    549,917
   384,942   DAILY ASSETS FUND INSTITUTIONAL                                                                             384,942

                                                                                                                         953,775
                                                                                                                  --------------

  PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 14.98%
$1,099,834   ALPINE SECURITIZATION CORPORATION++                                        4.89%       11/13/2007         1,097,910
   571,914   ALPINE SECURITIZATION CORPORATION                                          4.92        11/01/2007           571,914
   659,901   ATLANTIC ASSET SECURITIZATION CORPORATION++                                5.09        11/15/2007           658,554
    65,990   ATLANTIS ONE FUNDING CORPORATION++                                         5.00        11/02/2007            65,980
   197,970   ATOMIUM FUNDING LLC                                                        4.93        11/05/2007           197,855

40 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                      Portfolio of Investments--October 31, 2007


ENTERPRISE FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (Continued)
$  274,959   BANCO SANTANDER TOTTA LOAN+/-++                                            5.07%       10/15/2008    $      274,414
   274,959   BANK OF IRELAND SERIES EXTC+/-++                                           5.35        10/14/2008           274,524
   989,851   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE
             $989,991)                                                                  5.09        11/01/2007           989,851
   219,967   BARTON CAPITAL CORPORATION++                                               5.00        11/02/2007           219,934
   384,942   BARTON CAPITAL CORPORATION                                                 5.01        11/06/2007           384,661
   549,917   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
             AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $549,993)                  4.99        11/01/2007           549,917
 2,364,644   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $2,364,975)                                 5.04        11/01/2007         2,364,644
   219,967   BNP PARIBAS+/-                                                             5.33        05/07/2008           219,828
 1,099,834   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $1,099,987)                                                          5.02        11/01/2007         1,099,834
   357,435   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $357,484)                                                            4.98        11/01/2007           357,435
   274,959   CHARIOT FUNDING LLC++                                                      4.82        11/07/2007           274,719
   274,959   CHARIOT FUNDING LLC++                                                      4.86        11/16/2007           274,356
   175,973   CHARIOT FUNDING LLC                                                        4.94        11/14/2007           175,639
   274,959   CHARIOT FUNDING LLC++                                                      4.95        11/06/2007           274,758
   714,892   CHEYNE FINANCE LLC+/-++^^                                                  4.83        02/25/2008           689,178
   549,917   CHEYNE FINANCE LLC+/-++^^                                                  4.98        05/19/2008           522,421
   109,983   CIT GROUP INCORPORATED+/-                                                  5.67        12/19/2007           109,744
   121,257   CIT GROUP INCORPORATED+/-                                                  5.73        11/23/2007           121,057
 2,783,840   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE
             $2,784,228)                                                                5.02        11/01/2007         2,783,840
   659,901   CLIPPER RECEIVABLES CORPORATION++                                          5.06        11/09/2007           659,128
   428,935   CLIPPER RECEIVABLES CORPORATION++                                          5.11        11/08/2007           428,498
   153,977   CLIPPER RECEIVABLES CORPORATION++                                          5.13        11/01/2007           153,977
    54,992   COMERICA BANK+/-                                                           5.12        02/08/2008            54,975
 2,749,586   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $2,749,971)                                 5.04        11/01/2007         2,749,586
   659,901   CULLINAN FINANCE CORPORATION+/-++                                          4.85        02/25/2008           659,901
   824,876   CULLINAN FINANCE CORPORATION+/-++                                          5.01        08/04/2008           818,697
   274,959   CULLINAN FINANCE CORPORATION+/-++                                          5.32        02/12/2008           274,062
   439,934   FAIRWAY FINANCE CORPORATION                                                4.92        11/08/2007           439,485
   275,662   FAIRWAY FINANCE CORPORATION                                                5.01        11/05/2007           275,503
   439,934   FAIRWAY FINANCE CORPORATION++                                              5.10        11/02/2007           439,868
   274,959   FALCON ASSET SECURITIZATION CORPORATION++                                  5.32        11/06/2007           274,758
   350,737   FCAR OWNER TRUST SERIES I                                                  4.91        11/14/2007           350,071
 1,099,834   FIVE FINANCE INCORPORATED+/-++                                             5.18        07/09/2008         1,098,206
   769,884   GALLEON CAPITAL LLC++                                                      4.99        11/05/2007           769,437
   769,884   GALLEON CAPITAL LLC++                                                      5.10        11/02/2007           769,768
   109,983   HARRIER FINANCE FUNDING LLC+/-                                             4.89        04/25/2008           109,983
   274,959   HARRIER FINANCE FUNDING LLC+/-++                                           5.20        01/11/2008           274,967
   549,917   HUDSON-THAMES LLC+/-++                                                     5.67        06/16/2008           546,178
   714,892   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              5.13        08/16/2008           714,892
   274,959   INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                 4.88        10/24/2008           274,491
    16,498   INTESA FUNDING LLC                                                         4.86        11/07/2007            16,483
 6,379,038   JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $6,379,931)                                 5.04        11/01/2007         6,379,038
   549,917   JUPITER SECURITIZATION CORPORATION                                         4.90        11/01/2007           549,917
   632,405   KESTREL FUNDING US LLC+/-++                                                4.84        02/25/2008           632,177

Portfolio of Investments--October 31, 2007

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 41


ENTERPRISE FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   109,983  KESTREL FUNDING US LLC+/-                                                  4.89%       04/25/2008    $      109,983
    237,564  LIBERTY STREET FUNDING CORPORATION++                                       5.02        11/01/2007           237,564
    549,917  LINKS FINANCE LLC+/-++                                                     5.01        08/15/2008           548,922
    736,889  LIQUID FUNDING LIMITED+/-++                                                5.22        11/13/2007           736,889
    813,877  LIQUID FUNDING LIMITED+/-++                                                5.70        06/11/2008           814,504
  1,099,834  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $1,099,987)                                 5.00        11/01/2007         1,099,834
    362,945  MONT BLANC CAPITAL CORPORATION                                             4.90        11/07/2007           362,630
  1,145,439  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $1,145,599)                                                          5.02        11/01/2007         1,145,439
     50,867  MORGAN STANLEY SERIES EXL+/-                                               5.22        10/15/2008            50,867
    351,947  NEWPORT FUNDING CORPORATION                                                5.11        11/14/2007           351,278
    494,925  NORTH SEA FUNDING LLC                                                      4.99        11/16/2007           493,842
    769,884  NORTH SEA FUNDING LLC                                                      5.13        11/08/2007           769,099
    549,917  NORTHERN ROCK PLC+/-++                                                     5.15        10/03/2008           547,113
     54,992  OLD LINE FUNDING CORPORATION                                               4.96        11/15/2007            54,880
    221,661  OLD LINE FUNDING CORPORATION                                               4.96        11/19/2007           221,080
    505,924  OLD LINE FUNDING CORPORATION                                               5.06        11/09/2007           505,332
    274,959  PERRY GLOBAL FUNDING LLC SERIES A++                                        5.13        11/15/2007           274,398
    274,959  PREMIUM ASSET TRUST+/-                                                     5.10        09/16/2008           274,959
    313,453  PREMIUM ASSET TRUST+/-++                                                   5.33        12/21/2007           313,415
    208,969  PYXIS MASTER TRUST SERIES 2007-3+/-++                                      5.51        11/27/2007           208,969
     44,488  RACERS TRUST SERIES 2004-6-MM+/-++                                         5.15        09/22/2006            44,453
    879,867  SCALDIS CAPITAL LIMITED++                                                  4.94        11/20/2007           877,430
    604,909  SCALDIS CAPITAL LIMITED++                                                  5.11        11/15/2007           603,675
    395,940  SEDNA FINANCE INCORPORATED+/-++                                            5.09        04/10/2008           395,679
    280,458  SHIPROCK FINANCE SERIES 2007-4A+/-++                                       5.16        04/11/2008           280,458
    214,468  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                             4.80        02/29/2008           214,286
    274,959  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                             5.11        02/04/2008           274,956
    219,967  SLM CORPORATION+/-++                                                       5.11        05/12/2008           218,025
    340,949  STANFIELD VICTORIA FUNDING LLC+/-++                                        5.23        04/03/2008           340,775
    549,917  STANFIELD VICTORIA FUNDING LLC+/-++                                        5.57        02/15/2008           549,642
    516,922  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                       5.03        11/09/2007           516,317
     63,581  THE TRAVELERS INSURANCE COMPANY+/-                                         5.19        02/08/2008            63,580
    822,280  THUNDER BAY FUNDING INCORPORATED++                                         5.10        11/07/2007           821,565
    274,959  UNICREDITO ITALIANO BANK (IRELAND)+/-                                      5.11        10/14/2008           274,565
    274,959  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                         5.14        10/08/2008           274,629
    117,682  VARIABLE FUNDING CAPITAL COMPANY                                           4.98        11/01/2007           117,682
    285,957  VERSAILLES CDS LLC                                                         4.93        11/15/2007           285,374
    274,959  VERSAILLES CDS LLC                                                         5.15        11/06/2007           274,758
    472,929  VICTORIA FINANCE LLC+/-++                                                  5.01        07/28/2008           472,290
    274,959  VICTORIA FINANCE LLC+/-++                                                  5.03        08/07/2008           274,959
    549,917  WHITE PINE FINANCE LLC+/-++                                                5.46        02/22/2008           549,593

                                                                                                                      51,112,701
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $52,119,327)                                                            52,066,476
                                                                                                                  --------------

42 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                      Portfolio of Investments--October 31, 2007


ENTERPRISE FUND
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
SHORT-TERM INVESTMENTS: 3.61%
 12,310,079  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                         $   12,310,079
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $12,310,079)                                                                       12,310,079
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $331,192,866)*                        114.61%                                                               $  390,960,143

OTHER ASSETS AND LIABILITIES, NET           (14.61)                                                                  (49,835,084)
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $  341,125,059
                                            ------                                                                --------------

--------------------------------------------------------------------------------
  +   Non-income earning securities.

 <<   All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the Fund with a cost of $12,310,079.

 ^^ This security is currently in default with regards to scheduled interest and/or principal payments.

  * Cost for federal income tax purposes is $331,201,008 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                 $62,863,037
      Gross unrealized depreciation                  (3,103,902)
                                                    -----------
      Net unrealized appreciation (depreciation)    $59,759,135

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--October 31, 2007

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 43


MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

     SHARES   SECURITY NAME                                                                                              VALUE
COMMON STOCKS: 99.07%

BUSINESS SERVICES: 7.13%
    830,000   CA INCORPORATED                                                                                       $   21,953,500
    763,000   ELECTRONIC ARTS INCORPORATED+                                                                             46,634,560
    510,000   ELECTRONIC DATA SYSTEMS CORPORATION                                                                       11,010,900

                                                                                                                        79,598,960
                                                                                                                    --------------

CHEMICALS & ALLIED PRODUCTS: 2.08%
    405,000   HOSPIRA INCORPORATED+                                                                                     16,738,650
    258,200   NALCO HOLDING COMPANY<<                                                                                    6,418,852

                                                                                                                        23,157,502
                                                                                                                    --------------

COMMUNICATIONS: 2.32%
    785,000   IAC/INTERACTIVECORP+<<                                                                                    23,126,101
    130,200   LIBERTY MEDIA CORPORATION INTERACTIVE SERIES A+                                                            2,764,146

                                                                                                                        25,890,247
                                                                                                                    --------------

DEPOSITORY INSTITUTIONS: 11.48%
    278,500   ASSOCIATED BANC-CORP                                                                                       8,037,510
    270,000   ASTORIA FINANCIAL CORPORATION                                                                              7,017,300
     28,302   BANK OF NEW YORK MELLON CORPORATION                                                                        1,382,553
    335,000   BB&T CORPORATION                                                                                          12,384,950
    100,200   CITIZENS REPUBLIC BANKCORP INCORPORATED                                                                    1,525,044
    265,000   FIFTH THIRD BANCORP                                                                                        8,289,200
     89,359   FIRST FINANCIAL BANCORP<<                                                                                  1,049,968
    124,500   FIRST HORIZON NATIONAL CORPORATION<<                                                                       3,246,960
    110,000   M&T BANK CORPORATION<<                                                                                    10,942,800
    610,000   MARSHALL & ILSLEY CORPORATION<<                                                                           26,047,000
    195,000   NEW YORK COMMUNITY BANCORP INCORPORATED                                                                    3,628,950
     12,000   PACIFIC CAPITAL BANCORP                                                                                      248,760
    185,000   POPULAR INCORPORATED<<                                                                                     1,951,750
    120,000   SOUTH FINANCIAL GROUP INCORPORATED                                                                         2,479,200
    340,000   SYNOVUS FINANCIAL CORPORATION                                                                              8,962,400
     35,000   UNIONBANCAL CORPORATION                                                                                    1,890,350
     80,000   VALLEY NATIONAL BANCORP<<                                                                                  1,638,400
    305,000   WASHINGTON MUTUAL INCORPORATED                                                                             8,503,400
    175,000   WEBSTER FINANCIAL CORPORATION                                                                              6,342,000
    230,200   WILMINGTON TRUST CORPORATION                                                                               8,372,374
     70,000   ZIONS BANCORPORATION                                                                                       4,137,700

                                                                                                                       128,078,569
                                                                                                                    --------------

EDUCATIONAL SERVICES: 3.44%
     55,000   APOLLO GROUP INCORPORATED CLASS A+<<                                                                       4,359,300
  2,075,000   CORINTHIAN COLLEGES INCORPORATED+<<                                                                       34,009,250

                                                                                                                        38,368,550
                                                                                                                    --------------

ELECTRIC, GAS & SANITARY SERVICES: 7.70%
  1,484,000   NISOURCE INCORPORATED                                                                                     30,347,800
    130,000   PNM RESOURCES INCORPORATED                                                                                 3,251,300
     77,000   SCANA CORPORATION                                                                                          3,125,430
  1,350,000   WASTE MANAGEMENT INCORPORATED                                                                             49,126,500

                                                                                                                        85,851,030
                                                                                                                    --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 12.62%
  1,750,000   FLEXTRONICS INTERNATIONAL LIMITED+                                                                        21,542,500
    945,000   JABIL CIRCUIT INCORPORATED                                                                                20,534,850

44 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                      Portfolio of Investments--October 31, 2007


MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

     SHARES   SECURITY NAME                                                                                              VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
     40,000   KLA-TENCOR CORPORATION<<                                                                              $    2,106,000
  1,189,400   MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                    32,232,740
  1,568,000   MOLEX INCORPORATED CLASS A                                                                                42,806,400
    593,474   NORTEL NETWORKS CORPORATION ADR+<<                                                                         9,572,736
    490,000   XILINX INCORPORATED<<                                                                                     11,956,000

                                                                                                                       140,751,226
                                                                                                                    --------------

FOOD & KINDRED PRODUCTS: 22.70%
  2,311,000   COCA-COLA ENTERPRISES INCORPORATED<<                                                                      59,646,910
    740,000   CONAGRA FOODS INCORPORATED                                                                                17,560,200
  3,455,000   DEL MONTE FOODS COMPANY                                                                                   35,724,700
     58,200   HERCULES INCORPORATED                                                                                      1,094,742
    657,200   SARA LEE CORPORATION                                                                                      10,870,088
    870,000   THE HERSHEY COMPANY<<                                                                                     37,505,700
  1,427,100   TOOTSIE ROLL INDUSTRIES INCORPORATED<<                                                                    36,776,367
    538,000   TYSON FOODS INCORPORATED CLASS A<<                                                                         8,500,400
    740,000   WM. WRIGLEY JR. COMPANY                                                                                   45,635,800

                                                                                                                        253,314,907
                                                                                                                    --------------

FOOD STORES: 4.99%
  1,895,000   KROGER COMPANY                                                                                            55,694,050
                                                                                                                    --------------

HEALTH SERVICES: 1.08%
    829,800   VALEANT PHARMACEUTICALS INTERNATIONAL+                                                                    12,073,590
                                                                                                                    --------------

HOLDING & OTHER INVESTMENT OFFICES: 0.99%
    237,100   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A<<                                                       11,079,683
                                                                                                                    --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 2.08%
  1,195,000   APPLIED MATERIALS INCORPORATED<<                                                                          23,206,900
                                                                                                                    --------------

INSURANCE AGENTS, BROKERS & SERVICE: 3.64%
  1,570,000   MARSH & MCLENNAN COMPANIES INCORPORATED                                                                   40,647,300
                                                                                                                    --------------

INSURANCE CARRIERS: 2.67%
  1,610,000   THE PROGRESSIVE CORPORATION<<                                                                             29,785,000
                                                                                                                    --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 3.25%
    200,000   MILLIPORE CORPORATION+<<                                                                                  15,530,000
    215,000   PERKINELMER INCORPORATED                                                                                   5,916,800
    277,500   QUEST DIAGNOSTICS INCORPORATED<<                                                                          14,757,449

                                                                                                                        36,204,249
                                                                                                                    --------------

MEDICAL EQUIPMENT & SUPPLIES: 1.06%
    290,000   ST. JUDE MEDICAL INCORPORATED+                                                                            11,811,700
                                                                                                                    --------------

MEDICAL PRODUCTS: 3.87%
    216,000   BAXTER INTERNATIONAL INCORPORATED                                                                         12,962,160
    435,000   ZIMMER HOLDINGS INCORPORATED+                                                                             30,228,150

                                                                                                                        43,190,310
                                                                                                                    --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 2.82%
    765,000   TYCO INTERNATIONAL LIMITED                                                                                31,495,050
                                                                                                                    --------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 1.42%
    890,000   COUNTRYWIDE FINANCIAL CORPORATION                                                                         13,812,800
    116,910   PEOPLE'S UNITED FINANCIAL INCORPORATED                                                                     2,078,660

                                                                                                                        15,891,460
                                                                                                                    --------------

Portfolio of Investments--October 31, 2007

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 45


MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

     SHARES   SECURITY NAME                                                                                              VALUE
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.49%
    220,000   SEALED AIR CORPORATION                                                                                $    5,484,600
                                                                                                                    --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.71%
     95,000   LEGG MASON INCORPORATED                                                                                    7,879,300
                                                                                                                    --------------

WHOLESALE TRADE NON-DURABLE GOODS: 0.32%
    105,000   SYSCO CORPORATION                                                                                          3,600,450
                                                                                                                    --------------

WHOLESALE TRADE-DURABLE GOODS: 0.21%
     80,000   OMNICARE INCORPORATED<<                                                                                    2,360,000
                                                                                                                    --------------

TOTAL COMMON STOCKS (COST $1,054,856,737)                                                                            1,105,414,633
                                                                                                                    --------------

COLLATERAL FOR SECURITIES LENDING: 16.69%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.30%
     67,672   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                   67,672
  1,967,308   BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                   1,967,308
  1,377,116   DAILY ASSETS FUND INSTITUTIONAL                                                                            1,377,116

                                                                                                                         3,412,096
                                                                                                                    --------------

  PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 16.39%
$ 3,934,617   ALPINE SECURITIZATION CORPORATION++                                       4.89%         11/13/2007         3,927,731
  2,046,001   ALPINE SECURITIZATION CORPORATION                                         4.92          11/01/2007         2,046,001
  2,360,770   ATLANTIC ASSET SECURITIZATION CORPORATION++                               5.09          11/15/2007         2,355,954
    236,077   ATLANTIS ONE FUNDING CORPORATION++                                        5.00          11/02/2007           236,042
    708,231   ATOMIUM FUNDING LLC                                                       4.93          11/05/2007           707,820
    983,654   BANCO SANTANDER TOTTA LOAN+/-++                                           5.07          10/15/2008           981,707
    983,654   BANK OF IRELAND SERIES EXTC+/-++                                          5.35          10/14/2008           982,100
  3,541,155   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $3,541,656)                                                         5.09          11/01/2007         3,541,155
    786,923   BARTON CAPITAL CORPORATION++                                              5.00          11/02/2007           786,805
  1,377,116   BARTON CAPITAL CORPORATION                                                5.01          11/06/2007         1,376,111
  1,967,308   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
              AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $1,967,581)               4.99          11/01/2007         1,967,308
  8,459,426   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $8,460,610)                                5.04          11/01/2007         8,459,426
    786,923   BNP PARIBAS+/-                                                            5.33          05/07/2008           786,428
  1,278,711   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $1,278,888)                                               4.98          11/01/2007         1,278,711
  3,934,617   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $3,935,166)                                               5.02          11/01/2007         3,934,617
    983,654   CHARIOT FUNDING LLC++                                                     4.82          11/07/2007           982,798
    983,654   CHARIOT FUNDING LLC++                                                     4.86          11/16/2007           981,500
    629,539   CHARIOT FUNDING LLC                                                       4.94          11/14/2007           628,343
    983,654   CHARIOT FUNDING LLC++                                                     4.95          11/06/2007           982,936
  2,557,501   CHEYNE FINANCE LLC+/-++^^                                                 4.83          02/25/2008         2,465,508
  1,967,308   CHEYNE FINANCE LLC+/-++^^                                                 4.98          05/19/2008         1,868,943
    393,462   CIT GROUP INCORPORATED+/-                                                 5.67          12/19/2007           392,604
    433,792   CIT GROUP INCORPORATED+/-                                                 5.73          11/23/2007           433,076
  9,959,085   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $9,960,474)                                                         5.02          11/01/2007         9,959,085
  2,360,770   CLIPPER RECEIVABLES CORPORATION++                                         5.06          11/09/2007         2,358,008
  1,534,501   CLIPPER RECEIVABLES CORPORATION++                                         5.11          11/08/2007         1,532,935
    550,846   CLIPPER RECEIVABLES CORPORATION++                                         5.13          11/01/2007           550,846

46 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                      Portfolio of Investments--October 31, 2007


MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

  PRINCIPAL   SECURITY NAME                                                         INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   196,731   COMERICA BANK+/-                                                          5.12%         02/08/2008    $      196,672
  9,836,542   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $9,837,919)                                5.04          11/01/2007         9,836,542
  2,360,770   CULLINAN FINANCE CORPORATION+/-++                                         4.85          02/25/2008         2,360,770
  2,950,963   CULLINAN FINANCE CORPORATION+/-++                                         5.01          08/04/2008         2,928,860
    983,654   CULLINAN FINANCE CORPORATION+/-++                                         5.32          02/12/2008           980,448
  1,573,847   FAIRWAY FINANCE CORPORATION                                               4.92          11/08/2007         1,572,241
    986,172   FAIRWAY FINANCE CORPORATION                                               5.01          11/05/2007           985,600
  1,573,847   FAIRWAY FINANCE CORPORATION++                                             5.10          11/02/2007         1,573,611
    983,654   FALCON ASSET SECURITIZATION CORPORATION++                                 5.32          11/06/2007           982,936
  1,254,749   FCAR OWNER TRUST SERIES I                                                 4.91          11/14/2007         1,252,365
  3,934,617   FIVE FINANCE INCORPORATED+/-++                                            5.18          07/09/2008         3,928,794
  2,754,232   GALLEON CAPITAL LLC++                                                     4.99          11/05/2007         2,752,634
  2,754,232   GALLEON CAPITAL LLC++                                                     5.10          11/02/2007         2,753,819
    393,462   HARRIER FINANCE FUNDING LLC+/-                                            4.89          04/25/2008           393,462
    983,654   HARRIER FINANCE FUNDING LLC+/-++                                          5.20          01/11/2008           983,684
  1,967,308   HUDSON-THAMES LLC+/-++                                                    5.67          06/16/2008         1,953,931
  2,557,501   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             5.13          08/16/2008         2,557,501
    983,654   INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                4.88          10/24/2008           981,982
     59,019   INTESA FUNDING LLC                                                        4.86          11/07/2007            58,968
 22,820,778   JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT -
              102% COLLATERALIZED (MATURITY VALUE $22,823,973)                          5.04          11/01/2007        22,820,778
  1,967,308   JUPITER SECURITIZATION CORPORATION                                        4.90          11/01/2007         1,967,308
  2,262,405   KESTREL FUNDING US LLC+/-++                                               4.84          02/25/2008         2,261,590
    393,462   KESTREL FUNDING US LLC+/-                                                 4.89          04/25/2008           393,462
    849,877   LIBERTY STREET FUNDING CORPORATION++                                      5.02          11/01/2007           849,877
  1,967,308   LINKS FINANCE LLC+/-++                                                    5.01          08/15/2008         1,963,748
  2,636,193   LIQUID FUNDING LIMITED+/-++                                               5.22          11/13/2007         2,636,193
  2,911,616   LIQUID FUNDING LIMITED+/-++                                               5.70          06/11/2008         2,913,858
  3,934,617   MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT -
              102% COLLATERALIZED (MATURITY VALUE $3,935,163)                           5.00          11/01/2007         3,934,617
  1,298,424   MONT BLANC CAPITAL CORPORATION                                            4.90          11/07/2007         1,297,294
  4,097,765   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $4,098,336)                                               5.02          11/01/2007         4,097,765
    181,976   MORGAN STANLEY SERIES EXL+/-                                              5.22          10/15/2008           181,976
  1,259,077   NEWPORT FUNDING CORPORATION                                               5.11          11/14/2007         1,256,685
  1,770,578   NORTH SEA FUNDING LLC                                                     4.99          11/16/2007         1,766,700
  2,754,232   NORTH SEA FUNDING LLC                                                     5.13          11/08/2007         2,751,422
  1,967,308   NORTHERN ROCK PLC+/-++                                                    5.15          10/03/2008         1,957,275
    196,731   OLD LINE FUNDING CORPORATION                                              4.96          11/15/2007           196,330
    792,983   OLD LINE FUNDING CORPORATION                                              4.96          11/19/2007           790,905
  1,809,924   OLD LINE FUNDING CORPORATION                                              5.06          11/09/2007         1,807,806
    983,654   PERRY GLOBAL FUNDING LLC SERIES A++                                       5.13          11/15/2007           981,648
    983,654   PREMIUM ASSET TRUST+/-                                                    5.10          09/16/2008           983,654
  1,121,366   PREMIUM ASSET TRUST+/-++                                                  5.33          12/21/2007         1,121,231
    747,577   PYXIS MASTER TRUST SERIES 2007-3+/-++                                     5.51          11/27/2007           747,577
    159,155   RACERS TRUST SERIES 2004-6-MM+/-++                                        5.15          09/22/2006           159,028
  3,147,693   SCALDIS CAPITAL LIMITED++                                                 4.94          11/20/2007         3,138,974

Portfolio of Investments--October 31, 2007

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 47


MID CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

  PRINCIPAL   SECURITY NAME                                                         INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 2,164,039   SCALDIS CAPITAL LIMITED++                                                 5.11%         11/15/2007    $    2,159,625
  1,416,462   SEDNA FINANCE INCORPORATED+/-++                                           5.09          04/10/2008         1,415,527
  1,003,327   SHIPROCK FINANCE SERIES 2007-4A+/-++                                      5.16          04/11/2008         1,003,327
    767,250   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                            4.80          02/29/2008           766,600
    983,654   SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                            5.11          02/04/2008           983,644
    786,923   SLM CORPORATION+/-++                                                      5.11          05/12/2008           779,975
  1,219,731   STANFIELD VICTORIA FUNDING LLC+/-++                                       5.23          04/03/2008         1,219,109
  1,967,308   STANFIELD VICTORIA FUNDING LLC+/-++                                       5.57          02/15/2008         1,966,325
  1,849,270   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                      5.03          11/09/2007         1,847,106
    227,460   THE TRAVELERS INSURANCE COMPANY+/-                                        5.19          02/08/2008           227,456
  2,941,677   THUNDER BAY FUNDING INCORPORATED++                                        5.10          11/07/2007         2,939,118
    983,654   UNICREDITO ITALIANO BANK (IRELAND)+/-                                     5.11          10/14/2008           982,248
    983,654   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        5.14          10/08/2008           982,474
    421,004   VARIABLE FUNDING CAPITAL COMPANY                                          4.98          11/01/2007           421,004
  1,023,000   VERSAILLES CDS LLC                                                        4.93          11/15/2007         1,020,913
    983,654   VERSAILLES CDS LLC                                                        5.15          11/06/2007           982,936
  1,691,885   VICTORIA FINANCE LLC+/-++                                                 5.01          07/28/2008         1,689,601
    983,654   VICTORIA FINANCE LLC+/-++                                                 5.03          08/07/2008           983,654
  1,967,308   WHITE PINE FINANCE LLC+/-++                                               5.46          02/22/2008         1,966,149

                                                                                                                       182,853,810
                                                                                                                    --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $186,454,960)                                                            186,265,906
                                                                                                                    --------------

     SHARES
SHORT-TERM INVESTMENTS: 0.07%
    736,783   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                 736,783
                                                                                                                    --------------

TOTAL SHORT-TERM INVESTMENTS (COST $736,783)                                                                               736,783
                                                                                                                    --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,242,048,480)                       115.83%                                                                 $1,292,417,322

OTHER ASSETS AND LIABILITIES, NET           (15.83)                                                                   (176,653,483)
                                            ------                                                                  --------------

TOTAL NET ASSETS                            100.00%                                                                 $1,115,763,839
                                            ------                                                                  --------------

--------------------------------------------------------------------------------
  +   Non-income earning securities.

 <<   All or a portion of this security is on loan. (See Note 2)

+/-   VariablE rate investments.

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the Fund with a cost of $736,783.

 ^^ This security is currently in default with regards to scheduled interest and/or principal payments.

  * Cost for federal income tax purposes is $1,242,224,172 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                $   98,059,475
      Gross unrealized depreciation                   (47,866,325)
                                                   --------------
      Net unrealized appreciation (depreciation)   $   50,193,150

      The accompanying notes are an integral part of these financial statements.

48 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                      Portfolio of Investments--October 31, 2007


OPPORTUNITY FUND
--------------------------------------------------------------------------------

       SHARES  SECURITY NAME                                                                                          VALUE
COMMON STOCKS: 79.84%

AMUSEMENT & RECREATION SERVICES: 1.36%
      600,000  INTERNATIONAL GAME TECHNOLOGY                                                                     $    26,166,000
                                                                                                                 ---------------

APPAREL & ACCESSORY STORES: 2.31%
      525,000  NORDSTROM INCORPORATED<<                                                                               20,706,000
      935,000  URBAN OUTFITTERS INCORPORATED<<+                                                                       23,627,450

                                                                                                                      44,333,450
                                                                                                                 ---------------

BIOPHARMACEUTICALS: 1.12%
      290,000  GENENTECH INCORPORATED+                                                                                21,497,700
                                                                                                                 ---------------

BUSINESS SERVICES: 8.93%
    1,105,000  CADENCE DESIGN SYSTEMS INCORPORATED<<+                                                                 21,658,000
    2,914,000  CNET NETWORKS INCORPORATED<<+                                                                          23,545,120
      425,000  ELECTRONIC ARTS INCORPORATED+                                                                          25,976,000
      905,000  IMS HEALTH INCORPORATED                                                                                22,815,050
    2,410,000  INTERPUBLIC GROUP OF COMPANIES INCORPORATED<<+                                                         24,943,500
      450,000  OMNICOM GROUP INCORPORATED<<                                                                           22,941,000
    1,365,000  RED HAT INCORPORATED<<+                                                                                29,470,350

                                                                                                                     171,349,020
                                                                                                                 ---------------

CHEMICALS & ALLIED PRODUCTS: 6.11%
      397,000  AVERY DENNISON CORPORATION                                                                             22,986,300
      370,000  CLOROX COMPANY                                                                                         23,150,900
      935,000  PDL BIOPHARMA INCORPORATED<<+                                                                          19,822,000
      600,000  PRAXAIR INCORPORATED                                                                                   51,288,000

                                                                                                                     117,247,200
                                                                                                                 ---------------

COMMUNICATIONS: 4.08%
      760,000  CABLEVISION SYSTEMS CORPORATION NEW YORK GROUP CLASS A<<+                                              22,290,800
    1,065,000  COMCAST CORPORATION CLASS A+                                                                           22,226,550
       75,000  LIBERTY MEDIA CORPORATION CAPITAL SERIES A+                                                             9,373,500
    1,148,300  LIBERTY MEDIA CORPORATION INTERACTIVE SERIES A<<+                                                      24,378,409

                                                                                                                      78,269,259
                                                                                                                 ---------------

DEPOSITORY INSTITUTIONS: 2.70%
      557,000  BANK OF NEW YORK MELLON CORPORATION                                                                    27,209,450
      320,000  BB&T CORPORATION                                                                                       11,830,400
      275,000  COMERICA INCORPORATED                                                                                  12,837,000

                                                                                                                      51,876,850
                                                                                                                 ---------------

ELECTRIC, GAS & SANITARY SERVICES: 1.27%
    1,190,000  NISOURCE INCORPORATED                                                                                  24,335,500
                                                                                                                 ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 9.93%
    8,565,000  ARM HOLDINGS PLC                                                                                       26,428,727
      715,001  ASML HOLDING NV<<+                                                                                     24,967,847
    3,035,000  CELESTICA INCORPORATED+                                                                                20,607,650
      495,700  FLEXTRONICS INTERNATIONAL LIMITED+                                                                      6,102,067
    2,014,700  MICRON TECHNOLOGY INCORPORATED<<+                                                                      21,174,497
      385,000  MICROSEMI CORPORATION<<+                                                                               10,244,850
      880,000  MOLEX INCORPORATED CLASS A<<                                                                           24,024,000
      850,000  NETWORK APPLIANCE INCORPORATED+                                                                        26,766,500
    2,300,000  ON SEMICONDUCTOR CORPORATION<<+                                                                        23,460,000

Portfolio of Investments--October 31, 2007

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 49


OPPORTUNITY FUND
--------------------------------------------------------------------------------

       SHARES  SECURITY NAME                                                                                          VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
      240,000  POLYCOM INCORPORATED<<+                                                                           $     6,715,200

                                                                                                                     190,491,338
                                                                                                                 ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.42%
      695,000  ACCENTURE LIMITED CLASS A                                                                              27,139,750
                                                                                                                 ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.59%
      300,000  FORTUNE BRANDS INCORPORATED                                                                            25,131,000
      430,000  ILLINOIS TOOL WORKS INCORPORATED                                                                       24,621,800

                                                                                                                      49,752,800
                                                                                                                 ---------------

FOOD & KINDRED PRODUCTS: 1.21%
      540,000  PEPSI BOTTLING GROUP INCORPORATED                                                                      23,263,200
                                                                                                                 ---------------

FORESTRY: 1.06%
      268,000  WEYERHAEUSER COMPANY                                                                                   20,343,880
                                                                                                                 ---------------

GENERAL MERCHANDISE STORES: 2.36%
      335,000  JCPENNEY COMPANY INCORPORATED                                                                          18,840,400
      430,000  TARGET CORPORATION                                                                                     26,384,800

                                                                                                                      45,225,200
                                                                                                                 ---------------

HEALTH SERVICES: 1.09%
    3,151,400  HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A<<                                                   20,830,754
                                                                                                                 ---------------

HOLDING & OTHER INVESTMENT OFFICES: 0.50%
      250,000  OAKTREE CAPITAL MANAGEMENT+                                                                             9,625,000
                                                                                                                 ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 2.33%
      475,000  DOVER CORPORATION                                                                                      21,850,000
      570,000  PALL CORPORATION                                                                                       22,839,900
                                                                                                                      44,689,900
                                                                                                                 ---------------

INSURANCE CARRIERS: 3.42%
      435,000  ACE LIMITED                                                                                            26,365,350
      186,000  AMBAC FINANCIAL GROUP INCORPORATED                                                                      6,850,380
      525,000  MGIC INVESTMENT CORPORATION<<                                                                          10,164,000
      380,000  RENAISSANCERE HOLDINGS LIMITED<<                                                                       22,169,200

                                                                                                                      65,548,930
                                                                                                                 ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 4.33%
      675,000  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                           25,069,500
      580,000  RESMED INCORPORATED<<+                                                                                 24,029,400
      440,000  WATERS CORPORATION+                                                                                    33,871,200

                                                                                                                      82,970,100
                                                                                                                 ---------------

MEDICAL PRODUCTS: 0.60%
      165,000  ZIMMER HOLDINGS INCORPORATED+                                                                          11,465,850
                                                                                                                 ---------------

METAL MINING: 1.41%
      230,000  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                    27,066,400
                                                                                                                 ---------------

MISCELLANEOUS RETAIL: 2.69%
      550,000  CVS CAREMARK CORPORATION                                                                               22,973,500
    1,230,000  STAPLES INCORPORATED                                                                                   28,708,200

                                                                                                                      51,681,700
                                                                                                                 ---------------

50 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                      Portfolio of Investments--October 31, 2007


OPPORTUNITY FUND
--------------------------------------------------------------------------------

       SHARES  SECURITY NAME                                                                                          VALUE
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.42%
      980,000  J.B. HUNT TRANSPORT SERVICES INCORPORATED<<                                                       $    27,165,600
                                                                                                                 ---------------

OIL & GAS EXTRACTION: 9.90%
      460,000  APACHE CORPORATION                                                                                     47,752,600
      485,000  GLOBALSANTAFE CORPORATION                                                                              39,299,550
      372,000  TRANSOCEAN INCORPORATED<<+                                                                             44,405,640
      900,000  WEATHERFORD INTERNATIONAL LIMITED+#                                                                    58,419,000

                                                                                                                     189,876,790
                                                                                                                 ---------------

PERSONAL SERVICES: 1.06%
      605,000  REGIS CORPORATION                                                                                      20,328,000
                                                                                                                 ---------------

PETROLEUM REFINING & RELATED INDUSTRIES: 1.07%
      280,000  SUNOCO INCORPORATED                                                                                    20,608,000
                                                                                                                 ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.22%
      520,000  E.W. SCRIPPS COMPANY CLASS A<<                                                                         23,405,203
                                                                                                                 ---------------

TRANSPORTATION BY AIR: 2.35%
      392,400  AIR CANADA+ ++                                                                                          7,061,663
      645,800  AIR CANADA CLASS A ADR+                                                                                11,621,871
      390,300  SOUTHWEST AIRLINES COMPANY                                                                              5,546,163
      705,000  TAM SA ADR<<                                                                                           20,797,500

                                                                                                                      45,027,197
                                                                                                                 ---------------

TOTAL COMMON STOCKS (COST $1,178,921,506)                                                                          1,531,580,571
                                                                                                                 ---------------

INVESTMENT COMPANIES: 1.97%

STOCK FUNDS: 1.97%
      310,000  ISHARES S&P SMALLCAP 600 INDEX FUND<<                                                                  21,991,400
       95,000  MIDCAP SPDR TRUST SERIES 1<<                                                                           15,674,050

                                                                                                                      37,665,450
                                                                                                                 ---------------

TOTAL INVESTMENT COMPANIES (COST $29,427,237)                                                                         37,665,450
                                                                                                                 ---------------

RIGHTS: 0.00%
      566,000  SEAGATE TECHNOLOGY RIGHTS+(A)                                                                                   0

TOTAL RIGHTS (COST $0)                                                                                                         0
                                                                                                                 ---------------

        UNITS                                                                                     MATURITY DATE
EXCHANGEABLE NOTES: 5.43%
      558,000  AKAMAI TECHNOLOGIES INCORPORATED MTN+(J)++                                           11/23/2007        21,823,380
      405,000  AMGEN INCORPORATED MTN+(J)++                                                         11/20/2007        23,432,161
      360,000  MEMC ELECTRONIC MATERIALS INCORPORATED+(J)                                           04/04/2008        23,572,800
      831,450  STARBUCKS CORPORATION MTN+(J)++                                                      12/05/2007        23,571,608
      243,000  WYETH MEDIUM TERM NOTE+(J)++                                                         04/09/2008        11,715,030

TOTAL EXCHANGEABLE NOTES (COST $103,376,624)                                                                         104,114,979
                                                                                                                 ---------------

Portfolio of Investments--October 31, 2007

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 51


OPPORTUNITY FUND
--------------------------------------------------------------------------------

       SHARES  SECURITY NAME                                                                                          VALUE
PREFERRED STOCKS: 4.81%
      323,000  CHESAPEAKE ENERGY CORPORATION+ ++                                                                 $    12,251,390
      305,000  JOY GLOBAL INCORPORATED+ ++                                                                            16,544,573
      280,000  MEDTRONIC INCORPORATED+ ++                                                                             13,224,400
      396,400  NUE CORPORATION+ ++                                                                                    24,334,996
      378,000  ROCKWELL AUTOMATION INCORPORATED MTN+ ++                                                               25,896,780

TOTAL PREFERRED STOCKS (COST $85,123,327)                                                                             92,252,139
                                                                                                                 ---------------

COLLATERAL FOR SECURITIES LENDING: 15.78%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.29%
      110,006  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                               110,006
    3,198,040  BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                3,198,040
    2,238,628  DAILY ASSETS FUND INSTITUTIONAL                                                                         2,238,628

                                                                                                                       5,546,674
                                                                                                                 ---------------

    PRINCIPAL                                                                      INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 15.49%
$   6,396,080  ALPINE SECURITIZATION CORPORATION++                                      4.89%       11/13/2007         6,384,887
    3,325,961  ALPINE SECURITIZATION CORPORATION                                        4.92        11/01/2007         3,325,961
    3,837,648  ATLANTIC ASSET SECURITIZATION CORPORATION++                              5.09        11/15/2007         3,829,819
      383,765  ATLANTIS ONE FUNDING CORPORATION++                                       5.00        11/02/2007           383,707
    1,151,294  ATOMIUM FUNDING LLC                                                      4.93        11/05/2007         1,150,627
    1,599,020  BANCO SANTANDER TOTTA LOAN+++/-                                          5.07        10/15/2008         1,595,854
    1,599,020  BANK OF IRELAND SERIES EXTC+++/-                                         5.35        10/14/2008         1,596,493
    5,756,472  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $5,757,286)                                              5.09        11/01/2007         5,756,472
    1,279,216  BARTON CAPITAL CORPORATION++                                             5.00        11/02/2007         1,279,024
    2,238,628  BARTON CAPITAL CORPORATION                                               5.01        11/06/2007         2,236,994
    3,198,040  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
               AGREEMENT - 102% COLLATERALIZE (MATURITY VALUE $3,198,483)               4.99        11/01/2007         3,198,040
   13,751,572  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
               102% COLLATERALIZED (MATURITY VALUE $13,753,497)                         5.04        11/01/2007        13,751,572
    1,279,216  BNP PARIBAS+/-                                                           5.33        05/07/2008         1,278,410
    2,078,662  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $2,078,950)                                              4.98        11/01/2007         2,078,662
    6,396,080  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $6,396,972)                                              5.02        11/01/2007         6,396,080
    1,599,020  CHARIOT FUNDING LLC++                                                    4.82        11/07/2007         1,597,629
    1,599,020  CHARIOT FUNDING LLC++                                                    4.86        11/16/2007         1,595,518
    1,023,373  CHARIOT FUNDING LLC                                                      4.94        11/14/2007         1,021,428
    1,599,020  CHARIOT FUNDING LLC++                                                    4.95        11/06/2007         1,597,853
    4,157,452  CHEYNE FINANCE LLC+++/-^^                                                4.83        02/25/2008         4,007,908
    3,198,040  CHEYNE FINANCE LLC+++/-^^                                                4.98        05/19/2008         3,038,138
      639,608  CIT GROUP INCORPORATED+/-                                                5.67        12/19/2007           638,214
      705,168  CIT GROUP INCORPORATED+/-                                                5.73        11/23/2007           704,004
   16,189,404  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $16,191,662)                                             5.02        11/01/2007        16,189,404
    3,837,648  CLIPPER RECEIVABLES CORPORATION++                                        5.06        11/09/2007         3,833,158
    2,494,471  CLIPPER RECEIVABLES CORPORATION++                                        5.11        11/08/2007         2,491,927
      895,451  CLIPPER RECEIVABLES CORPORATION++                                        5.13        11/01/2007           895,451
      319,804  COMERICA BANK+/-                                                         5.12        02/08/2008           319,708

52 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                      Portfolio of Investments--October 31, 2007


OPPORTUNITY FUND
--------------------------------------------------------------------------------

    PRINCIPAL  SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  15,990,199  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
               COLLATERALIZED (MATURITY VALUE $15,992,438)                              5.04%       11/01/2007   $    15,990,199
    3,837,648  CULLINAN FINANCE CORPORATION+++/-                                        4.85        02/25/2008         3,837,648
    4,797,060  CULLINAN FINANCE CORPORATION+++/-                                        5.01        08/04/2008         4,761,130
    1,599,020  CULLINAN FINANCE CORPORATION+++/-                                        5.32        02/12/2008         1,593,807
    2,558,432  FAIRWAY FINANCE CORPORATION                                              4.92        11/08/2007         2,555,822
    1,603,113  FAIRWAY FINANCE CORPORATION                                              5.01        11/05/2007         1,602,184
    2,558,432  FAIRWAY FINANCE CORPORATION++                                            5.10        11/02/2007         2,558,048
    1,599,020  FALCON ASSET SECURITIZATION CORPORATION++                                5.32        11/06/2007         1,597,853
    2,039,710  FCAR OWNER TRUST SERIES I                                                4.91        11/14/2007         2,035,834
    6,396,080  FIVE FINANCE INCORPORATED+++/-                                           5.18        07/09/2008         6,386,614
    4,477,256  GALLEON CAPITAL LLC++                                                    4.99        11/05/2007         4,474,659
    4,477,256  GALLEON CAPITAL LLC++                                                    5.10        11/02/2007         4,476,584
      639,608  HARRIER FINANCE FUNDING LLC+/-                                           4.89        04/25/2008           639,608
    1,599,020  HARRIER FINANCE FUNDING LLC+++/-                                         5.20        01/11/2008         1,599,068
    3,198,040  HUDSON-THAMES LLC+++/-                                                   5.67        06/16/2008         3,176,293
    4,157,452  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                            5.13        08/16/2008         4,157,452
    1,599,020  INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                               4.88        10/24/2008         1,596,302
       95,941  INTESA FUNDING LLC                                                       4.86        11/07/2007            95,858
   37,097,263  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
               COLLATERALIZED (MATURITY VALUE $37,102,457)                              5.04        11/01/2007        37,097,263
    3,198,040  JUPITER SECURITIZATION CORPORATION                                       4.90        11/01/2007         3,198,040
    3,677,746  KESTREL FUNDING US LLC+++/-                                              4.84        02/25/2008         3,676,422
      639,608  KESTREL FUNDING US LLC+/-                                                4.89        04/25/2008           639,608
    1,381,553  LIBERTY STREET FUNDING CORPORATION++                                     5.02        11/01/2007         1,381,553
    3,198,040  LINKS FINANCE LLC+++/-                                                   5.01        08/15/2008         3,192,251
    4,285,373  LIQUID FUNDING LIMITED+++/-                                              5.22        11/13/2007         4,285,373
    4,733,099  LIQUID FUNDING LIMITED+++/-                                              5.70        06/11/2008         4,736,744
    6,396,080  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT -
               102% COLLATERALIZED (MATURITY VALUE $6,396,968)                          5.00        11/01/2007         6,396,080
    2,110,706  MONT BLANC CAPITAL CORPORATION                                           4.90        11/07/2007         2,108,870
    6,661,293  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $6,662,222)                                              5.02        11/01/2007         6,661,293
      295,819  MORGAN STANLEY SERIES EXL+/-                                             5.22        10/15/2008           295,819
    2,046,746  NEWPORT FUNDING CORPORATION                                              5.11        11/14/2007         2,042,857
    2,878,236  NORTH SEA FUNDING LLC                                                    4.99        11/16/2007         2,871,933
    4,477,256  NORTH SEA FUNDING LLC                                                    5.13        11/08/2007         4,472,689
    3,198,040  NORTHERN ROCK PLC+++/-                                                   5.15        10/03/2008         3,181,730
      319,804  OLD LINE FUNDING CORPORATION                                             4.96        11/15/2007           319,152
    1,289,066  OLD LINE FUNDING CORPORATION                                             4.96        11/19/2007         1,285,689
    2,942,197  OLD LINE FUNDING CORPORATION                                             5.06        11/09/2007         2,938,754
    1,599,020  PERRY GLOBAL FUNDING LLC SERIES A++                                      5.13        11/15/2007         1,595,758
    1,599,020  PREMIUM ASSET TRUST+/-                                                   5.10        09/16/2008         1,599,020
    1,822,883  PREMIUM ASSET TRUST+++/-                                                 5.33        12/21/2007         1,822,664
    1,215,255  PYXIS MASTER TRUST SERIES 2007-3+++/-                                    5.51        11/27/2007         1,215,255
      258,721  RACERS TRUST SERIES 2004-6-MM+++/-                                       5.15        09/22/2006           258,514
    5,116,864  SCALDIS CAPITAL LIMITED++                                                4.94        11/20/2007         5,102,690
    3,517,844  SCALDIS CAPITAL LIMITED++                                                5.11        11/15/2007         3,510,667

Portfolio of Investments--October 31, 2007

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 53


OPPORTUNITY FUND
--------------------------------------------------------------------------------

    PRINCIPAL  SECURITY NAME                                                       INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   2,302,589  SEDNA FINANCE INCORPORATED+++/-                                          5.09%       04/10/2008   $     2,301,069
    1,631,000  SHIPROCK FINANCE SERIES 2007-4A+++/-                                     5.16        04/11/2008         1,631,000
    1,247,236  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                           4.80        02/29/2008         1,246,179
    1,599,020  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                           5.11        02/04/2008         1,599,004
    1,279,216  SLM CORPORATION+++/-                                                     5.11        05/12/2008         1,267,920
    1,982,785  STANFIELD VICTORIA FUNDING LLC+++/-                                      5.23        04/03/2008         1,981,774
    3,198,040  STANFIELD VICTORIA FUNDING LLC+++/-                                      5.57        02/15/2008         3,196,441
    3,006,157  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                     5.03        11/09/2007         3,002,640
      369,757  THE TRAVELERS INSURANCE COMPANY+/-                                       5.19        02/08/2008           369,750
    4,781,965  THUNDER BAY FUNDING INCORPORATED++                                       5.10        11/07/2007         4,777,805
    1,599,020  UNICREDITO ITALIANO BANK (IRELAND)+/-                                    5.11        10/14/2008         1,596,733
    1,599,020  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                       5.14        10/08/2008         1,597,101
      684,381  VARIABLE FUNDING CAPITAL COMPANY                                         4.98        11/01/2007           684,381
    1,662,981  VERSAILLES CDS LLC                                                       4.93        11/15/2007         1,659,588
    1,599,020  VERSAILLES CDS LLC                                                       5.15        11/06/2007         1,597,853
    2,750,314  VICTORIA FINANCE LLC+++/-                                                5.01        07/28/2008         2,746,601
    1,599,020  VICTORIA FINANCE LLC+++/-                                                5.03        08/07/2008         1,599,020
    3,198,040  WHITE PINE FINANCE LLC+++/-                                              5.46        02/22/2008         3,196,153

                                                                                                                     297,245,605
                                                                                                                 ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $303,099,607)                                                          302,792,279
                                                                                                                 ---------------

       SHARES
SHORT-TERM INVESTMENTS: 9.25%

MUTUAL FUNDS: 8.53%
  163,521,052  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                          163,521,052
                                                                                                                 ---------------

    PRINCIPAL
US TREASURY BILLS: 0.72%
$  14,000,000  US TREASURY BILL<<^                                                      3.92        01/24/2008        13,875,442
                                                                                                                 ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $177,396,259)                                                                     177,396,494
                                                                                                                 ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,877,344,560)*                                          117.08%                                          $ 2,245,801,912

OTHER ASSETS AND LIABILITIES, NET                               (17.08)                                             (327,545,542)
                                                                ------                                           ---------------

TOTAL NET ASSETS                                                100.00%                                          $ 1,918,256,370
                                                                ------                                           ---------------

    CONTRACTS  SECURITY NAME                                                      STRIKE PRICE  EXPIRATION DATE       VALUE
WRITTEN OPTIONS: (0.01%)
         (900) WEATHERFORD INTERNATIONAL LIMITED CALL                                 $65.00        11/17/2007   $      (216,000)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(287,996))                                                                    (216,000)
                                                                                                                 ---------------

54 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                      Portfolio of Investments--October 31, 2007


OPPORTUNITY FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 <<  All or a portion of this security is on loan. (See Note 2)

  +  Non-income earning securities.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(j) The holder of an exchangeable equity-linked note will receive, at the note's maturity, shares of the referenced equity based on the final index value of the equity (or the cash equivalent.) The index value and maturity date are both defined in the terms of the note.

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-   Variable rate investments.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the Fund with a cost of $163,521,052.

  # All or a portion of this security is segregated as collateral for derivative investments. (See Note 2)

  ^   Zero coupon bond. Interest rate presented is yield to maturity.

 ^^ This security is currently in default with regards to scheduled interest and/or principal payments.

  * Cost for federal income tax purposes is $1,883,492,637 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                         $  468,221,171
      Gross unrealized depreciation                           (105,911,896)
                                                            --------------
      Net unrealized appreciation (depreciation)            $  362,309,275

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--October 31, 2007

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 55


SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 94.71%

AMUSEMENT & RECREATION SERVICES: 0.21%
    132,100  LAKES ENTERTAINMENT INCORPORATED+<<                                                                  $    1,096,430
                                                                                                                  --------------
BUSINESS SERVICES: 5.36%
    350,000  ACXIOM CORPORATION                                                                                        4,599,000
    909,988  ASSET ACCEPTANCE CAPITAL CORPORATION+<<                                                                   9,791,471
    155,700  COGNEX CORPORATION                                                                                        2,799,486
    285,000  CONVERGYS CORPORATION+                                                                                    5,224,050
     71,000  FAIR ISAAC CORPORATION<<                                                                                  2,692,320
    733,000  MIDWAY GAMES INCORPORATED+<<                                                                              2,279,630

                                                                                                                      27,385,957
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS: 2.40%
    310,000  AVENTINE RENEWABLE ENERGY HOLDINGS INCORPORATED+<<                                                        3,251,900
    125,000  NOVEN PHARMACEUTICALS INCORPORATED+                                                                       1,932,500
  1,932,000  XOMA LIMITED+<<                                                                                           7,090,440

                                                                                                                      12,274,840
                                                                                                                  --------------
COMMUNICATIONS: 0.71%
    230,000  MASTEC INCORPORATED+                                                                                      3,631,700
                                                                                                                  --------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.54%
    190,000  COMFORT SYSTEMS USA INCORPORATED                                                                          2,777,800
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS: 9.96%
     47,000  AMCORE FINANCIAL INCORPORATED                                                                             1,114,370
     95,300  ANCHOR BANCORP WISCONSIN INCORPORATED                                                                     2,344,380
     49,400  BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<                                                          1,420,744
     24,000  CENTRAL PACIFIC FINANCIAL CORPORATION                                                                       538,320
    386,000  CITIZENS REPUBLIC BANKCORP INCORPORATED                                                                   5,874,920
     44,900  COMMUNITY TRUST BANCORP                                                                                   1,308,835
    163,700  FIRST COMMONWEALTH FINANCIAL CORPORATION<<                                                                1,880,913
     24,100  FIRST COMMUNITY BANCORP                                                                                   1,173,670
     22,340  FIRST FINANCIAL BANCORP<<                                                                                   262,495
     86,100  FIRST HORIZON NATIONAL CORPORATION<<                                                                      2,245,488
     38,000  FIRST MIDWEST BANCORP INCORPORATED                                                                        1,279,840
     66,000  FIRSTMERIT CORPORATION<<                                                                                  1,399,200
     57,000  FRONTIER FINANCIAL CORPORATION<<                                                                          1,264,830
     45,710  INTERNATIONAL BANCSHARES CORPORATION                                                                        999,221
     62,933  NATIONAL PENN BANCSHARES INCORPORATED                                                                     1,061,050
      3,800  NBT BANCORP INCORPORATED                                                                                     93,746
    127,000  OLD NATIONAL BANCORP<<                                                                                    2,122,170
     53,000  PACIFIC CAPITAL BANCORP                                                                                   1,098,690
     52,700  PROVIDENT BANKSHARES CORPORATION                                                                          1,300,109
    171,400  SOUTH FINANCIAL GROUP INCORPORATED                                                                        3,541,124
    164,841  STERLING FINANCIAL CORPORATION<<                                                                          3,708,923
     88,900  SUSQUEHANNA BANCSHARES INCORPORATED                                                                       1,793,113
     26,200  UMB FINANCIAL CORPORATION                                                                                 1,100,400
    162,000  UMPQUA HOLDINGS CORPORATION<<                                                                             2,742,660
     52,600  UNITED COMMUNITY BANKS INCORPORATED<<                                                                     1,164,564
     45,900  VALLEY NATIONAL BANCORP<<                                                                                   940,032
     60,400  WEBSTER FINANCIAL CORPORATION                                                                             2,188,896
     64,200  WILMINGTON TRUST CORPORATION                                                                              2,334,954
     71,200  WINTRUST FINANCIAL CORPORATION<<                                                                          2,615,888

                                                                                                                      50,913,545
                                                                                                                  --------------

56 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                      Portfolio of Investments--October 31, 2007


SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
EATING & DRINKING PLACES: 0.34%
    239,200  BUCA INCORPORATED+                                                                                   $      609,960
    107,000  RUBIO'S RESTAURANTS INCORPORATED+                                                                         1,127,780

                                                                                                                       1,737,740
                                                                                                                  --------------
EDUCATIONAL SERVICES: 2.28%
    710,600  CORINTHIAN COLLEGES INCORPORATED+                                                                        11,646,734
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES: 2.68%
    139,800  CLEAN HARBORS INCORPORATED+                                                                               6,882,354
    272,000  PNM RESOURCES INCORPORATED                                                                                6,802,720

                                                                                                                      13,685,074
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 14.32%
    130,000  ACTEL CORPORATION+                                                                                        1,480,700
    135,000  EXAR CORPORATION<<                                                                                        1,641,600
  2,410,000  FUELCELL ENERGY INCORPORATED+<<                                                                          24,244,600
    480,000  JABIL CIRCUIT INCORPORATED                                                                               10,430,400
    362,000  MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                    9,810,200
    568,000  MERCURY COMPUTER SYSTEMS INCORPORATED+<<                                                                  8,883,520
    610,000  MOLEX INCORPORATED CLASS A                                                                               16,653,000

                                                                                                                      73,144,020
                                                                                                                  --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 5.85%
    330,000  CRA INTERNATIONAL INCORPORATED+<<                                                                        17,087,400
    706,000  NAVIGANT CONSULTING INCORPORATED+<<                                                                       9,305,080
    282,300  SYMYX TECHNOLOGIES INCORPORATED+<<                                                                        2,599,983
     11,100  TEJON RANCH COMPANY+<<                                                                                      444,888
     60,000  TRIMERIS INCORPORATED+<<                                                                                    436,200

                                                                                                                      29,873,551
                                                                                                                  --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.58%
     31,000  VALMONT INDUSTRIES INCORPORATED                                                                           2,967,320
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS: 14.33%
    390,000  COCA-COLA ENTERPRISES INCORPORATED                                                                       10,065,900
  1,610,200  DEL MONTE FOODS COMPANY                                                                                  16,649,468
    385,000  HERCULES INCORPORATED<<                                                                                   7,241,850
    225,000  THE HERSHEY COMPANY<<                                                                                     9,699,750
    580,900  TOOTSIE ROLL INDUSTRIES INCORPORATED                                                                     14,969,793
    143,000  TYSON FOODS INCORPORATED CLASS A                                                                          2,259,400
    385,000  UNITED NATURAL FOODS INCORPORATED+<<                                                                     11,141,900
    712,500  VERMONT PURE HOLDINGS LIMITED+                                                                            1,182,750

                                                                                                                      73,210,811
                                                                                                                  --------------
FOOD STORES: 2.71%
    585,000  WINN-DIXIE STORES INCORPORATED+<<                                                                        13,829,400
                                                                                                                  --------------
HEALTH SERVICES: 1.46%
  2,177,700  HOOPER HOLMES INCORPORATED+                                                                               4,834,494
    405,000  NAUTILUS GROUP INCORPORATED<<                                                                             2,604,150

                                                                                                                       7,438,644
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES: 1.10%
    120,800  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A<<                                                       5,644,984
                                                                                                                  --------------

Portfolio of Investments--October 31, 2007

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 57


SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.39%
    230,600  MTR GAMING GROUP INCORPORATED+<<                                                                     $    2,008,526
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 6.67%
  1,400,000  ENTEGRIS INCORPORATED+<<                                                                                 12,782,000
  1,199,000  INFOCUS CORPORATION+                                                                                      1,978,350
     13,600  PLANAR SYSTEMS INCORPORATED+                                                                                 92,752
    129,900  ROBBINS & MYERS INCORPORATED<<                                                                            9,391,770
    850,000  ULTRATECH INCORPORATED+<<                                                                                 9,851,500

                                                                                                                      34,096,372
                                                                                                                  --------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.55%
    505,100  CRAWFORD & COMPANY CLASS A+                                                                               2,833,611
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 7.94%
    110,600  HERLEY INDUSTRIES INCORPORATED+                                                                           1,691,074
    113,200  KENSEY NASH CORPORATION+                                                                                  3,097,152
    155,000  MILLIPORE CORPORATION+<<                                                                                 12,035,750
    333,500  NEWPORT CORPORATION+<<                                                                                    4,558,945
    350,000  PERKINELMER INCORPORATED                                                                                  9,632,000
    180,100  VITAL SIGNS INCORPORATED<<                                                                                9,527,290

                                                                                                                      40,542,211
                                                                                                                  --------------
METAL MINING: 2.53%
    629,700  APEX SILVER MINES LIMITED+<<                                                                             12,908,850
                                                                                                                  --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 2.77%
     47,300  ARMSTRONG WORLD INDUSTRIES INCORPORATED+<<                                                                1,939,773
  1,462,400  LEAPFROG ENTERPRISES INCORPORATED+<<                                                                     10,953,376
    115,000  LYDALL INCORPORATED+                                                                                      1,237,400

                                                                                                                      14,130,549
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.71%
    204,600  PEOPLE'S UNITED FINANCIAL INCORPORATED                                                                    3,637,788
                                                                                                                  --------------
OIL & GAS EXTRACTION: 0.20%
    686,700  SYNTROLEUM CORPORATION+<<                                                                                 1,016,316
                                                                                                                  --------------
PAPER & ALLIED PRODUCTS: 1.08%
    307,000  BUCKEYE TECHNOLOGIES INCORPORATED+                                                                        5,501,440
                                                                                                                  --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 3.29%
  1,500,000  PLAYBOY ENTERPRISES INCORPORATED CLASS B+<<**                                                            16,800,000
                                                                                                                  --------------
REAL ESTATE: 0.29%
     66,000  PHH CORPORATION+                                                                                          1,475,760
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT: 3.37%
    130,000  BRUNSWICK CORPORATION                                                                                     2,900,300
    627,800  FEDERAL SIGNAL CORPORATION                                                                                8,406,242
    170,000  SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                                 5,902,400

                                                                                                                      17,208,942
                                                                                                                  --------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.09%
    548,200  BLUEFLY INCORPORATED+<<                                                                                     482,416
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $469,055,191)                                                                              483,901,331
                                                                                                                  --------------

58 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                      Portfolio of Investments--October 31, 2007


SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
US TREASURY SECURITIES: 1.81%
$ 9,240,000  US TREASURY BILL^                                                          3.59%       11/23/2007    $    9,220,038
                                                                                                                  --------------

TOTAL US TREASURY SECURITIES (COST $9,219,955)                                                                         9,220,038
                                                                                                                  --------------
     SHARES
COLLATERAL FOR SECURITIES LENDING: 13.78%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.25%
     25,585  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                  25,585
    743,795  BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                    743,795
    520,657  DAILY ASSETS FUND INSTITUTIONAL                                                                             520,657

                                                                                                                       1,290,037
                                                                                                                  --------------

  PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 13.53%
$ 1,487,591  ALPINE SECURITIZATION CORPORATION++                                        4.89        11/13/2007         1,484,987
    773,547  ALPINE SECURITIZATION CORPORATION                                          4.92        11/01/2007           773,547
    892,554  ATLANTIC ASSET SECURITIZATION CORPORATION++                                5.09        11/15/2007           890,734
     89,255  ATLANTIS ONE FUNDING CORPORATION++                                         5.00        11/02/2007            89,242
    267,766  ATOMIUM FUNDING LLC                                                        4.93        11/05/2007           267,611
    371,898  BANCO SANTANDER TOTTA LOAN+/-++                                            5.07        10/15/2008           371,161
    371,898  BANK OF IRELAND SERIES EXTC+/-++                                           5.35        10/14/2008           371,310
  1,338,832  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE
             $1,339,021)                                                                5.09        11/01/2007         1,338,832
    297,518  BARTON CAPITAL CORPORATION++                                               5.00        11/02/2007           297,473
    520,657  BARTON CAPITAL CORPORATION                                                 5.01        11/06/2007           520,277
    743,795  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
             AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $743,898)                  4.99        11/01/2007           743,795
  3,198,320  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $3,198,768)                                 5.04        11/01/2007         3,198,320
    297,518  BNP PARIBAS+/-                                                             5.33        05/07/2008           297,331
  1,487,591  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $1,487,798)                                                          5.02        11/01/2007         1,487,591
    483,452  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $483,519)                                                            4.98        11/01/2007           483,452
    371,898  CHARIOT FUNDING LLC++                                                      4.82        11/07/2007           371,574
    371,898  CHARIOT FUNDING LLC++                                                      4.86        11/16/2007           371,083
    238,015  CHARIOT FUNDING LLC                                                        4.94        11/14/2007           237,562
    371,898  CHARIOT FUNDING LLC++                                                      4.95        11/06/2007           371,626
    966,934  CHEYNE FINANCE LLC+/-++^^                                                  4.83        02/25/2008           932,153
    743,795  CHEYNE FINANCE LLC+/-++^^                                                  4.98        05/19/2008           706,605
    148,759  CIT GROUP INCORPORATED+/-                                                  5.67        12/19/2007           148,435
    164,007  CIT GROUP INCORPORATED+/-                                                  5.73        11/23/2007           163,736
  3,765,307  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE
             $3,765,832)                                                                5.02        11/01/2007         3,765,307
    892,554  CLIPPER RECEIVABLES CORPORATION++                                          5.06        11/09/2007           891,510
    580,160  CLIPPER RECEIVABLES CORPORATION++                                          5.11        11/08/2007           579,569
    208,263  CLIPPER RECEIVABLES CORPORATION++                                          5.13        11/01/2007           208,263
     74,380  COMERICA BANK+/-                                                           5.12        02/08/2008            74,357
  3,718,977  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $3,719,498)                                 5.04        11/01/2007         3,718,977

Portfolio of Investments--October 31, 2007

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 59


SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   892,554  CULLINAN FINANCE CORPORATION+/-++                                          4.85%       02/25/2008    $      892,554
  1,115,693  CULLINAN FINANCE CORPORATION+/-++                                          5.01        08/04/2008         1,107,336
    371,898  CULLINAN FINANCE CORPORATION+/-++                                          5.32        02/12/2008           370,685
    595,036  FAIRWAY FINANCE CORPORATION                                                4.92        11/08/2007           594,429
    372,850  FAIRWAY FINANCE CORPORATION                                                5.01        11/05/2007           372,633
    595,036  FAIRWAY FINANCE CORPORATION++                                              5.10        11/02/2007           594,947
    371,898  FALCON ASSET SECURITIZATION CORPORATION++                                  5.32        11/06/2007           371,626
    474,393  FCAR OWNER TRUST SERIES I                                                  4.91        11/14/2007           473,491
  1,487,591  FIVE FINANCE INCORPORATED+/-++                                             5.18        07/09/2008         1,485,389
  1,041,313  GALLEON CAPITAL LLC++                                                      4.99        11/05/2007         1,040,709
  1,041,313  GALLEON CAPITAL LLC++                                                      5.10        11/02/2007         1,041,157
    148,759  HARRIER FINANCE FUNDING LLC+/-                                             4.89        04/25/2008           148,759
    371,898  HARRIER FINANCE FUNDING LLC+/-++                                           5.20        01/11/2008           371,909
    743,795  HUDSON-THAMES LLC+/-++                                                     5.67        06/16/2008           738,738
    966,934  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              5.13        08/16/2008           966,934
    371,898  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                 4.88        10/24/2008           371,265
     22,314  INTESA FUNDING LLC                                                         4.86        11/07/2007            22,294
  8,628,026  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $8,629,234)                                 5.04        11/01/2007         8,628,026
    743,795  JUPITER SECURITIZATION CORPORATION                                         4.90        11/01/2007           743,795
    855,365  KESTREL FUNDING US LLC+/-++                                                4.84        02/25/2008           855,057
    148,759  KESTREL FUNDING US LLC+/-                                                  4.89        04/25/2008           148,759
    321,320  LIBERTY STREET FUNDING CORPORATION++                                       5.02        11/01/2007           321,320
    743,795  LINKS FINANCE LLC+/-++                                                     5.01        08/15/2008           742,449
    996,686  LIQUID FUNDING LIMITED+/-++                                                5.22        11/13/2007           996,686
  1,100,817  LIQUID FUNDING LIMITED+/-++                                                5.70        06/11/2008         1,101,665
  1,487,591  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $1,487,798)                                 5.00        11/01/2007         1,487,591
    490,905  MONT BLANC CAPITAL CORPORATION                                             4.90        11/07/2007           490,478
  1,549,273  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $1,549,489)                                                          5.02        11/01/2007         1,549,273
     68,801  MORGAN STANLEY SERIES EXL+/-                                               5.22        10/15/2008            68,801
    476,029  NEWPORT FUNDING CORPORATION                                                5.11        11/14/2007           475,125
    669,416  NORTH SEA FUNDING LLC                                                      4.99        11/16/2007           667,950
  1,041,313  NORTH SEA FUNDING LLC                                                      5.13        11/08/2007         1,040,251
    743,795  NORTHERN ROCK PLC+/-++                                                     5.15        10/03/2008           740,002
     74,380  OLD LINE FUNDING CORPORATION                                               4.96        11/15/2007            74,228
    299,809  OLD LINE FUNDING CORPORATION                                               4.96        11/19/2007           299,024
    684,292  OLD LINE FUNDING CORPORATION                                               5.06        11/09/2007           683,491
    371,898  PERRY GLOBAL FUNDING LLC SERIES A++                                        5.13        11/15/2007           371,139
    371,898  PREMIUM ASSET TRUST+/-                                                     5.10        09/16/2008           371,898
    423,963  PREMIUM ASSET TRUST+/-++                                                   5.33        12/21/2007           423,912
    282,642  PYXIS MASTER TRUST SERIES 2007-3+/-++                                      5.51        11/27/2007           282,642
     60,173  RACERS TRUST SERIES 2004-6-MM+/-++                                         5.15        09/22/2006            60,125
  1,190,073  SCALDIS CAPITAL LIMITED++                                                  4.94        11/20/2007         1,186,776
    818,175  SCALDIS CAPITAL LIMITED++                                                  5.11        11/15/2007           816,506
    535,533  SEDNA FINANCE INCORPORATED+/-++                                            5.09        04/10/2008           535,179
    379,336  SHIPROCK FINANCE SERIES 2007-4A+/-++                                       5.16        04/11/2008           379,336

60 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                      Portfolio of Investments--October 31, 2007


SMALL CAP DISCIPLINED FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   290,080  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                             4.80%       02/29/2008    $      289,834
    371,898  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                             5.11        02/04/2008           371,894
    297,518  SLM CORPORATION+/-++                                                       5.11        05/12/2008           294,891
    461,153  STANFIELD VICTORIA FUNDING LLC+/-++                                        5.23        04/03/2008           460,918
    743,795  STANFIELD VICTORIA FUNDING LLC+/-++                                        5.57        02/15/2008           743,423
    699,168  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                       5.03        11/09/2007           698,350
     85,998  THE TRAVELERS INSURANCE COMPANY+/-                                         5.19        02/08/2008            85,996
  1,112,182  THUNDER BAY FUNDING INCORPORATED++                                         5.10        11/07/2007         1,111,215
    371,898  UNICREDITO ITALIANO BANK (IRELAND)+/-                                      5.11        10/14/2008           371,366
    371,898  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                         5.14        10/08/2008           371,451
    159,172  VARIABLE FUNDING CAPITAL COMPANY                                           4.98        11/01/2007           159,172
    386,774  VERSAILLES CDS LLC                                                         4.93        11/15/2007           385,985
    371,898  VERSAILLES CDS LLC                                                         5.15        11/06/2007           371,626
    639,664  VICTORIA FINANCE LLC+/-++                                                  5.01        07/28/2008           638,800
    371,898  VICTORIA FINANCE LLC+/-++                                                  5.03        08/07/2008           371,898
    743,795  WHITE PINE FINANCE LLC+/-++                                                5.46        02/22/2008           743,357

                                                                                                                      69,132,935
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $70,494,449)                                                            70,422,972
                                                                                                                  --------------
     SHARES
SHORT-TERM INVESTMENTS: 1.33%
  6,801,800  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              6,801,800
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $6,801,800)                                                                         6,801,800
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $555,571,395)*                        111.63%                                                               $  570,346,141

OTHER ASSETS AND LIABILITIES, NET           (11.63)                                                                  (59,405,780)
                                            ------                                                                --------------
TOTAL NET ASSETS                            100.00%                                                               $  510,940,361
                                            ------                                                                --------------

--------------------------------------------------------------------------------
  +   Non-income earning securities.

 <<   All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

  ^   Zero coupon bond. Interest rate presented is yield to maturity.

      This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the Fund with a cost of $22,324,355.

 ** Represents an affiliate of the Fund under section 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as Fund holds 5% or more of the issuer's outstanding voting shares.

 ^^ This security is currently in default with regards to scheduled interest and/or principal payments.

  * Cost for federal income tax purposes is $558,797,206 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                       $  56,265,155
      Gross unrealized depreciation                         (44,716,220)
                                                          -------------
      Net unrealized appreciation (depreciation)          $  11,548,935

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--October 31, 2007

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 61


SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

      SHARES   SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 96.79%

AMUSEMENT & RECREATION SERVICES: 0.93%
     279,890   CENTURY CASINOS INCORPORATED+                                                                        $    2,001,214
                                                                                                                    --------------
APPAREL & ACCESSORY STORES: 0.28%
     178,055   DELIA*S INCORPORATED+                                                                                       600,045
                                                                                                                    --------------
BIOPHARMACEUTICALS: 2.50%
      41,880   CV THERAPEUTICS INCORPORATED+                                                                               428,851
   1,858,755   ENCORIUM GROUP INCORPORATED+**                                                                            4,944,288

                                                                                                                         5,373,139
                                                                                                                    --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 1.30%
     196,627   PALM HARBOR HOMES INCORPORATED+                                                                           2,798,002
                                                                                                                    --------------
BUSINESS SERVICES: 10.29%
   1,174,705   3COM CORPORATION+                                                                                         5,732,560
     118,850   ABM INDUSTRIES INCORPORATED                                                                               2,795,352
      15,425   CITRIX SYSTEMS INCORPORATED+                                                                                663,121
      63,950   CLARUS CORPORATION+                                                                                         440,616
     507,275   HILL INTERNATIONAL INCORPORATED+                                                                          5,199,569
      48,920   HLTH CORPORATION+                                                                                           690,261
      85,290   IMS HEALTH INCORPORATED                                                                                   2,150,161
      36,190   KFORCE INCORPORATED+                                                                                        435,728
      73,685   SUN MICROSYSTEMS INCORPORATED+                                                                              420,741
     340,670   TIER TECHNOLOGIES INCORPORATED CLASS B+                                                                   3,587,255

                                                                                                                        22,115,364
                                                                                                                    --------------
CHEMICALS & ALLIED PRODUCTS: 1.61%
      22,425   endo pharmaceuticals holdings incorporated+                                                                 657,053
     284,122   orasure technologies incorporated+                                                                        2,576,987
     350,085   wellman incorporated                                                                                        234,557

                                                                                                                         3,468,597
                                                                                                                    --------------
COMMUNICATIONS: 1.50%
     137,105   CHINA GRENTECH CORPORATION LIMITED ADR+                                                                   1,380,647
     136,855   CINCINNATI BELL INCORPORATED                                                                                741,754
     249,925   CITADEL BROADCASTING CORPORATION                                                                          1,099,670

                                                                                                                         3,222,071
                                                                                                                    --------------
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 3.57%
     513,405   CHAMPION ENTERPRISES INCORPORATED+                                                                        6,088,983
      23,635   CHICAGO BRIDGE & IRON COMPANY NV NEW YORK SHARES                                                          1,181,750
      63,715   U.S. HOME SYSTEMS INCORPORATED+                                                                             407,139

                                                                                                                         7,677,872
                                                                                                                    --------------

DEPOSITORY INSTITUTIONS: 1.88%
     155,099   FIRST SECURITY GROUP INCORPORATED                                                                         1,552,541
      30,360   MIDWEST BANC HOLDINGS INCORPORATED                                                                          403,788
     101,645   PACIFIC PREMIER BANCORP INCORPORATED+                                                                     1,054,059
      47,095   WESTERN UNION COMPANY                                                                                     1,037,974

                                                                                                                         4,048,362
                                                                                                                    --------------
ELECTRIC, GAS & SANITARY SERVICES: 0.65%
      79,180   EL PASO CORPORATION                                                                                       1,398,319
                                                                                                                    --------------

62 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                      Portfolio of Investments--October 31, 2007


SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

      SHARES   SECURITY NAME                                                                                            VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.25%
     315,585   EVANS & SUTHERLAND COMPUTER CORPORATION+                                                             $      561,741
      78,729   INTEGRATED ELECTRICAL SERVICES INCORPORATED+                                                              1,835,173
     201,890   MICRON TECHNOLOGY INCORPORATED+                                                                           2,121,864
   1,473,903   MRV COMMUNICATIONS INCORPORATED+                                                                          4,185,885
      91,936   NORTEL NETWORKS CORPORATION ADR+                                                                          1,482,928
      72,850   OSI SYSTEMS INCORPORATED+                                                                                 1,823,436
     360,080   POWER-ONE INCORPORATED+                                                                                   2,041,654
     201,593   RICHARDSON ELECTRONICS LIMITED                                                                            1,526,059

                                                                                                                        15,578,740
                                                                                                                    --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.57%
     133,825   SYMYX TECHNOLOGIES INCORPORATED+                                                                          1,232,528
                                                                                                                    --------------
FURNITURE & FIXTURES: 0.47%
      83,000   FURNITURE BRANDS INTERNATIONAL INCORPORATED                                                               1,000,150
                                                                                                                    --------------
HEALTH SERVICES: 1.05%
     143,450   CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                    2,253,600
                                                                                                                    --------------
HOLDING & OTHER INVESTMENT OFFICES: 6.91%
     233,753   ANNALY MORTGAGE MANAGEMENT INCORPORATED                                                                   3,994,839
     208,420   ANWORTH MORTGAGE ASSET CORPORATION                                                                        1,423,509
     125,085   CAPSTEAD MORTGAGE CORPORATION                                                                             1,453,488
      26,081   DISCOVERY HOLDING COMPANY CLASS A+                                                                          743,569
     320,681   HILLTOP HOLDINGS INCORPORATED+                                                                            3,854,586
      52,450   SUN COMMUNITIES INCORPORATED                                                                              1,599,725
     138,030   UMH PROPERTIES INCORPORATED                                                                               1,794,390

                                                                                                                        14,864,106
                                                                                                                    --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.27%
     118,895   EMPIRE RESORTS INCORPORATED+                                                                                588,530
                                                                                                                    --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.13%
     159,695   BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                              1,518,699
     189,155   CRAY INCORPORATED+                                                                                        1,148,172
     186,840   INTERMEC INCORPORATED+                                                                                    4,749,473
      34,835   LEXMARK INTERNATIONAL INCORPORATED+                                                                       1,462,722

                                                                                                                         8,879,066
                                                                                                                    --------------
INSURANCE CARRIERS: 3.21%
     201,515   KMG AMERICA CORPORATION+                                                                                  1,223,196
      31,795   MERCURY GENERAL CORPORATION                                                                               1,631,401
     172,684   NORTH POINTE HOLDINGS CORPORATION+                                                                        1,904,705
     507,510   QUANTA CAPITAL HOLDINGS LIMITED+                                                                          1,344,902
      32,500   WELLCARE HEALTH PLANS INCORPORATED+#                                                                        786,175

                                                                                                                         6,890,379
                                                                                                                    --------------
JUSTICE, PUBLIC ORDER & SAFETY: 1.88%
     127,947   GEO GROUP INCORPORATED+                                                                                   4,046,964
                                                                                                                    --------------
LEATHER & LEATHER PRODUCTS: 0.27%
     195,875   BAKERS FOOTWEAR GROUP INCORPORATED+                                                                         585,666
                                                                                                                    --------------

Portfolio of Investments--October 31, 2007

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 63


SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

      SHARES   SECURITY NAME                                                                                            VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 2.25%
     446,036   ALLIED HEALTHCARE PRODUCTS INCORPORATED+**                                                           $    2,966,139
     338,170   CREDENCE SYSTEMS CORPORATION+                                                                             1,031,419
      30,305   KENSEY NASH CORPORATION+                                                                                    829,145

                                                                                                                         4,826,703
                                                                                                                    --------------
METAL MINING: 15.80%
     252,970   APEX SILVER MINES LIMITED+                                                                                5,185,885
     288,910   GOLDCORP INCORPORATED                                                                                    10,149,408
      65,175   NEWMONT MINING CORPORATION                                                                                3,314,801
     230,735   NOVAGOLD RESOURCES INCORPORATED+                                                                          4,337,818
     255,980   PETAQUILLA MINERALS LIMITED+                                                                                788,418
     283,400   RANDGOLD RESOURCES LIMITED ADR                                                                           10,185,396

                                                                                                                        33,961,726
                                                                                                                    --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.29%
     424,960   BIRCH MOUNTAIN RESOURCES LIMITED+                                                                           633,190
                                                                                                                    --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.78%
      78,105   ACCO BRANDS CORPORATION+                                                                                  1,674,571
                                                                                                                    --------------
OIL & GAS EXTRACTION: 18.42%
      25,740   CANADIAN NATURAL RESOURCES LIMITED                                                                        2,141,568
     299,850   GLOBAL INDUSTRIES LIMITED+                                                                                7,382,307
      88,540   HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                                4,094,975
      88,015   HELMERICH & PAYNE INCORPORATED                                                                            2,783,034
     188,845   KEY ENERGY SERVICES INCORPORATED+                                                                         2,592,842
     177,055   MCMORAN EXPLORATION COMPANY+                                                                              2,156,530
      16,350   NEWFIELD EXPLORATION COMPANY+                                                                               880,284
     576,490   NEWPARK RESOURCES INCORPORATED+                                                                           3,614,592
      45,770   PETROQUEST ENERGY INCORPORATED+                                                                             590,433
      31,610   PIONEER NATURAL RESOURCES COMPANY                                                                         1,612,742
      45,950   PRIDE INTERNATIONAL INCORPORATED+                                                                         1,695,555
      50,622   RANGE RESOURCES CORPORATION                                                                               2,274,446
     310,680   TRILOGY ENERGY TRUST                                                                                      2,614,626
     135,125   WILLBROS GROUP INCORPORATED+                                                                              5,171,234

                                                                                                                        39,605,168
                                                                                                                    --------------
PAPER & ALLIED PRODUCTS: 0.04%
       9,570   WAUSAU PAPER CORPORATION                                                                                     95,796
                                                                                                                    --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.76%
      69,800   INTEROIL CORPORATION+                                                                                     1,623,548
                                                                                                                    --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.83%
      32,705   E.W. SCRIPPS COMPANY CLASS A                                                                              1,472,052
      97,550   JOURNAL COMMUNICATIONS INCORPORATED CLASS A                                                                 869,171
      13,660   MCCLATCHY COMPANY CLASS A                                                                                   226,619
      24,960   R.H. DONNELLEY CORPORATION+                                                                               1,369,056

                                                                                                                         3,936,898
                                                                                                                    --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 1.33%
     172,135   CONSTAR INTERNATIONAL INCORPORATED+                                                                         526,733
     679,841   INTERTAPE POLYMER GROUP INCORPORATED+                                                                     2,338,652

                                                                                                                         2,865,385
                                                                                                                    --------------

64 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                      Portfolio of Investments--October 31, 2007


SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

      SHARES   SECURITY NAME                                                                                            VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.19%
      25,965   MARKETAXESS HOLDINGS INCORPORATED+                                                                   $      406,872
                                                                                                                    --------------
SOCIAL SERVICES: 0.35%
      24,830   ABB LIMITED ADR                                                                                             750,363
                                                                                                                    --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.43%
     148,025   GENTEX CORPORATION                                                                                        3,075,960
                                                                                                                    --------------
THEATERS & ENTERTAINMENT: 0.72%
      68,990   REGAL ENTERTAINMENT GROUP CLASS A                                                                         1,557,104
                                                                                                                    --------------
TRANSPORTATION BY AIR: 1.20%
      72,490   AIRTRAN HOLDINGS INCORPORATED+                                                                              754,621
      28,060   ALASKA AIR GROUP INCORPORATED+                                                                              712,724
     121,140   JETBLUE AIRWAYS CORPORATION+                                                                              1,106,008

                                                                                                                         2,573,353
                                                                                                                    --------------
TRANSPORTATION EQUIPMENT: 0.88%
     210,320   FLEETWOOD ENTERPRISES INCORPORATED+                                                                       1,892,880
                                                                                                                    --------------

TOTAL COMMON STOCKS (COST $185,141,665)                                                                                208,102,231
                                                                                                                    --------------

                                                                                              EXPIRATION DATE
WARRANTS: 1.55%
     643,400   HILL INTERNATIONAL INCORPORATED+                                                  06/23/2008              3,332,812

TOTAL WARRANTS (COST $969,755)                                                                                           3,332,812
                                                                                                                    --------------

SHORT-TERM INVESTMENTS: 1.36%

MUTUAL FUNDS: 0.38%
     818,740   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                                 818,740
                                                                                                                    --------------

   PRINCIPAL                                                                INTEREST RATE       MATURITY DATE
US TREASURY BILLS: 0.98%
$    413,000   US TREASURY BILL^                                                3.55%             11/23/2007               412,103
     700,000   US TREASURY BILL^                                                3.62              11/23/2007               698,462
   1,000,000   US TREASURY BILL^                                                3.92              01/24/2008               991,103

                                                                                                                         2,101,668
                                                                                                                    --------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,920,392)                                                                           2,920,408
                                                                                                                    --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $189,031,812)*                                99.70%                                                          $  214,355,451

OTHER ASSETS AND LIABILITIES, NET                    0.30                                                                  647,029
                                                   ------                                                           --------------
TOTAL NET ASSETS                                   100.00%                                                          $  215,002,480
                                                   ------                                                           --------------

Portfolio of Investments--October 31, 2007

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 65


SMALL/MID CAP VALUE FUND
--------------------------------------------------------------------------------

   CONTRACTS   SECURITY NAME                                                STRIKE PRICE       EXPIRATION DATE           VALUE
WRITTEN OPTIONS: (0.21%)
       (100)   INTEROIL CORPORATION PUT                                        $30.00             11/17/2007               (79,000)
       (300)   INTEROIL CORPORATION PUT                                        $25.00             12/22/2007              (129,000)
       (100)   INTEROIL CORPORATION PUT                                        $30.00             12/22/2007               (86,000)
       (150)   WELLCARE HEALTH PLANS INCORPORATED CALL                         $25.00             12/22/2007               (66,000)
       (175)   WELLCARE HEALTH PLANS INCORPORATED CALL                         $22.50             12/22/2007               (96,250)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(411,298))                                                                      (456,250)
                                                                                                                    --------------

--------------------------------------------------------------------------------
  +   Non-income earning securities.

 ** Represents an affiliate of the Fund under section 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as Fund holds 5% or more of the issuer's outstanding voting shares.

  # All or a portion of this security is segregated as collateral for derivative investments. (See Note 2)

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

 ++   Security of an affiliate of the Fund with a cost of $7,994,262.

  * Cost for federal income tax purposes is $194,553,587 and net unrealized appreciation (depreciation) consists of:

      Gross unrealized appreciation                  $   39,786,881
      Gross unrealized depreciation                     (19,985,017)
                                                     --------------
      Net unrealized appreciation (depreciation)     $   19,801,864

  ^   Zero coupon bond. Interest rate presented is yield to maturity.

      The accompanying notes are an integral part of these financial statements.

66 Wells Fargo Advantage Small and Mid Cap Stock Funds

                          Statements of Assets and Liabilities--October 31, 2007


                                                      Discovery         Enterprise
                                                        Fund               Fund
------------------------------------------------------------------------------------
ASSETS
   Investments
     In securities, at market value .............   $ 396,691,172     $ 326,583,588
     Collateral for securities loaned (Note 2) ..      63,493,635        52,066,476
     Investments in affiliates ..................      46,505,192        12,310,079
                                                    -------------------------------
   Total investments at market value (see cost
     below) .....................................     506,689,999       390,960,143
                                                    -------------------------------
   Cash .........................................               0                 0
   Receivable for Fund shares issued ............       1,830,506           230,776
   Receivable for investments sold ..............      17,258,646         8,053,986
   Receivables for dividends and interest .......         163,634           136,491
   Receivable for swaps/spread locks ............               0                 0
                                                    -------------------------------
Total assets ....................................     525,942,785       399,381,396
                                                    -------------------------------

LIABILITIES
   Option written, at value .....................               0                 0
   Payable for Fund shares redeemed .............         592,334           315,741
   Payable for investments purchased ............      22,048,004         5,467,402
   Payable to investment advisor and
     affiliates (Note 3) ........................         360,103           270,877
   Payable for securities loaned (Note 2) .......      63,558,079        52,119,322
   Payable for swaps/spread locks ...............               0                 0
   Accrued expenses and other liabilities .......         108,566            82,995
                                                    -------------------------------
Total liabilities ...............................      86,667,086        58,256,337
                                                    -------------------------------
TOTAL NET ASSETS ................................   $ 439,275,699     $ 341,125,059
                                                    ===============================

NET ASSETS CONSIST OF
   Paid-in capital ..............................   $ 296,581,654     $ 467,825,706
   Undistributed net investment income (loss) ...               0                 0
   Undistributed net realized gain (loss) on
     investments ................................      63,029,190      (186,467,924)
   Net unrealized appreciation (depreciation)
     of investments, foreign currencies and
     translation of assets and liabilities
     denominated in foreign currencies ..........      79,664,855        59,767,277
   Net unrealized appreciation (depreciation)
     of options, swap agreements, and short
     sales ......................................               0                 0
                                                    -------------------------------
TOTAL NET ASSETS ................................   $ 439,275,699     $ 341,125,059
                                                    ===============================

COMPUTATION OF NET ASSET VALUE AND OFFERING
  PRICE PER SHARE 1
   Net assets - Class A .........................   $     219,738                NA
   Shares outstanding - Class A .................           7,829                NA
   Net asset value per share - Class A ..........   $       28.07                NA
   Maximum offering price per share - Class
     A 2 ........................................   $       29.78                NA
   Net assets - Class C .........................   $     361,568                NA
   Shares outstanding - Class C .................          12,896                NA
   Net asset value and offering price per
     share - Class C ............................   $       28.04                NA
   Net assets - Administrator Class .............   $ 122,576,049     $   3,357,942
   Shares outstanding - Administrator Class .....       4,341,320            86,757
   Net asset value and offering price per
     share - Administrator Class ................   $       28.23     $       38.71
   Net assets - Advisor Class ...................              NA     $   1,769,052
   Shares outstanding - Advisor Class ...........              NA            46,619
   Net asset value and offering price per
     share - Advisor Class ......................              NA     $       37.95
   Net assets - Institutional Class .............   $   6,359,393     $ 126,347,424
   Shares outstanding - Institutional Class .....         224,608         3,247,711
   Net asset value and offering price per
     share - Institutional Class ................   $       28.31     $       38.90
   Net assets - Investor Class ..................   $ 309,758,951     $ 209,650,641
   Shares outstanding - Investor Class ..........      11,053,202         5,572,298
   Net asset value and offering price per
     share - Investor Class .....................   $       28.02     $       37.62
                                                    -------------------------------

Investments at cost .............................   $ 427,025,144     $ 331,192,866
                                                    -------------------------------
Securities on loan, at market value (Note 2) ....   $  63,052,216     $  52,382,664
                                                    -------------------------------
Premiums received on written options (Note 2) ...   $           0     $           0
                                                    -------------------------------

--------------------------------------------------------------------------------
1     Each Fund has an unlimited number of authorized shares.

2 Maximum offering price is computed as 100/94.25 of net asset value. On investment of $50,000 or more, the offering price is reduced.

3 Difference in NAV recalculation and NAV stated is caused by rounding differences.

      The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities--October 31, 2007

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 67


                                                         Mid Cap                              Small Cap       Small/Mid
                                                       Disciplined          Opportunity      Disciplined      Cap Value
                                                          Fund                 Fund              Fund           Fund
-------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
     In securities, at market value ..............   $ 1,105,414,633     $  1,779,488,581   $ 476,321,369   $ 205,626,284
     Collateral for securities loaned (Note 2) ...       186,265,906          302,792,279      70,422,972               0
     Investments in affiliates ...................           736,783          163,521,052      23,601,800       8,729,167
                                                     --------------------------------------------------------------------
   Total investments at market value (see cost
     below) ......................................     1,292,417,322        2,245,801,912     570,346,141     214,355,451
                                                     --------------------------------------------------------------------
   Cash ..........................................             1,705                    0              89         503,000
   Receivable for Fund shares issued .............         2,518,843              638,287       1,199,635         796,768
   Receivable for investments sold ...............        13,137,665            5,320,474      14,018,574       2,384,895
   Receivables for dividends and interest ........         1,938,757            2,147,879         632,838          56,414
   Receivable for swaps/spread locks .............                 0            7,385,578               0               0
                                                     --------------------------------------------------------------------
Total assets .....................................     1,310,014,292        2,261,294,130     586,197,277     218,096,528
                                                     --------------------------------------------------------------------

LIABILITIES
   Option written, at value ......................                 0              216,000               0         456,250
   Payable for Fund shares redeemed ..............         6,392,963            1,921,123       1,277,141         515,523
   Payable for investments purchased .............           252,504           32,352,707       2,905,576       1,881,812
   Payable to investment advisor and
     affiliates (Note 3) .........................           849,167              899,640         338,397         201,654
   Payable for securities loaned (Note 2) ........       186,454,960          303,099,604      70,494,449               0
   Payable for swaps/spread locks ................                 0            4,001,193               0               0
   Accrued expenses and other liabilities ........           300,859              547,496         241,353          38,809
                                                     --------------------------------------------------------------------
Total liabilities ................................       194,250,453          343,037,763      75,256,916       3,094,048
                                                     --------------------------------------------------------------------
TOTAL NET ASSETS .................................   $ 1,115,763,839     $  1,918,256,367   $ 510,940,361   $ 215,002,480
                                                     ====================================================================

NET ASSETS CONSIST OF
   Paid-in capital ...............................   $   971,310,697     $  1,270,436,615   $ 462,661,479   $ 175,849,144
   Undistributed net investment income (loss) ....         8,499,327           18,967,498       2,285,371      (1,441,583)
   Undistributed net realized gain (loss) on
     investments .................................        85,584,973          256,938,521      31,218,765      15,316,086
   Net unrealized appreciation (depreciation)
     of investments, foreign currencies and
     translation of assets and liabilities
     denominated in foreign currencies ...........        50,368,842          368,457,352      14,774,746      25,323,785
   Net unrealized appreciation (depreciation)
     of options, swap agreements, and short
     sales .......................................                 0            3,456,381               0         (44,952)
                                                     --------------------------------------------------------------------
TOTAL NET ASSETS .................................   $ 1,115,763,839     $  1,918,256,367   $ 510,940,361   $ 215,002,480
                                                     ====================================================================

COMPUTATION OF NET ASSET VALUE AND OFFERING
  PRICE PER SHARE 1
   Net assets - Class A ..........................   $       103,751                   NA              NA   $     443,973
   Shares outstanding - Class A ..................             4,488                   NA              NA          24,403
   Net asset value per share - Class A ...........   $         23.12                   NA              NA   $       18.19
   Maximum offering price per share - Class
     A 2 .........................................   $         24.53                   NA              NA   $       19.30
   Net assets - Class C ..........................   $        10,100                   NA              NA   $      44,798
   Shares outstanding - Class C ..................               438                   NA              NA           2,468
   Net asset value and offering price per
     share - Class C .............................   $         23.08 3                 NA              NA   $       18.15
   Net assets - Administrator Class ..............   $   119,079,301     $    151,776,255   $  12,548,480   $  41,987,621
   Shares outstanding - Administrator Class ......         5,142,580            3,239,125         693,270       2,286,053
   Net asset value and offering price per
     share - Administrator Class .................   $         23.16     $          46.86   $       18.10   $       18.37
   Net assets - Advisor Class ....................                NA     $     44,557,936              NA              NA
   Shares outstanding - Advisor Class ............                NA              981,090              NA              NA
   Net asset value and offering price per
     share - Advisor Class .......................                NA     $          45.42              NA              NA
   Net assets - Institutional Class ..............   $   157,342,463                   NA   $ 114,344,775   $   2,901,944
   Shares outstanding - Institutional Class ......         6,765,160                   NA       6,287,415         157,680
   Net asset value and offering price per
     share - Institutional Class .................   $         23.26                   NA   $       18.19   $       18.40
   Net assets - Investor Class ...................   $   839,228,224     $  1,721,922,176   $ 384,047,106   $ 169,624,144
   Shares outstanding - Investor Class ...........        36,307,112           37,210,267      21,427,620       9,332,222
   Net asset value and offering price per
     share - Investor Class ......................   $         23.11     $          46.28   $       17.92   $       18.18
                                                     --------------------------------------------------------------------

Investments at cost ..............................   $ 1,242,048,480     $  1,877,344,560   $ 555,571,395   $ 189,031,812
                                                     --------------------------------------------------------------------
Securities on loan, at market value (Note 2) .....   $   182,344,241     $    296,540,303   $  68,717,312   $           0
                                                     --------------------------------------------------------------------
Premiums received on written options (Note 2) ....   $             0     $        287,996   $           0   $     411,298
                                                     --------------------------------------------------------------------

68 Wells Fargo Advantage Small and Mid Cap Stock Funds

                   Statements of Operations--For the Year Ended October 31, 2007


                                                                        Discovery       Enterprise
                                                                           Fund            Fund
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1.....................................................   $     678,856   $    1,092,616
   Interest .......................................................           1,780              530
   Income from affiliated securities ..............................         937,644          576,330
   Securities lending income, net .................................          78,715           45,503
                                                                      ------------------------------
Total investment income ...........................................       1,696,995        1,714,979
                                                                      ------------------------------
EXPENSES
   Advisory fees ..................................................       2,573,383        2,124,601
   Administration fees
     Fund Level ...................................................         171,559          141,640
     Class A ......................................................              69               NA
     Class C ......................................................              36               NA
     Administrator Class ..........................................          87,116            3,417
     Advisor Class ................................................              NA            4,698
     Institutional Class ..........................................           1,758           65,311
     Investor Class ...............................................       1,141,949          884,461
   Custody fees ...................................................          68,624           56,656
   Shareholder servicing fees (Note 3) ............................         852,302          504,104
   Accounting fees ................................................          46,359           55,493
   Distribution fees (Note 3)
     Class C ......................................................              97               NA
   Professional fees ..............................................          35,204           50,094
   Registration fees ..............................................          36,038           35,396
   Shareholder reports ............................................          53,427           44,201
   Trustees' fees .................................................           8,955            8,955
   Other fees and expenses ........................................           6,627            1,294
                                                                      ------------------------------
Total expenses ....................................................       5,083,503        3,980,321
                                                                      ------------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) ...................        (558,552)         (97,086)
   Net expenses ...................................................       4,524,951        3,883,235
                                                                      ------------------------------
Net investment income (loss) ......................................      (2,827,956)      (2,168,256)
                                                                      ------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency
     translation ..................................................      68,175,362       39,900,281
   Futures transactions ...........................................               0                0
   Options, swap agreements and short sale transactions ...........               0                0
                                                                      ------------------------------
Net realized gain and loss from investments .......................      68,175,362       39,900,281
                                                                      ------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency
     translation ..................................................      32,593,454       36,456,816
   Options, swap agreements and short sale transactions ...........               0                0
                                                                      ------------------------------
Net change in unrealized appreciation (depreciation) of
  investments .....................................................      32,593,454       36,456,816
                                                                      ------------------------------
Net realized and unrealized gain (loss) on investments ............     100,768,816       76,357,097
                                                                      ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...   $  97,940,860   $   74,188,841
                                                                      ==============================

1 Net of foreign withholding taxes of .............................   $       4,660   $        7,560

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Operations--For the Year Ended October 31, 2007

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 69


                                                                         Mid Cap                         Small Cap      Small/Mid
                                                                       Disciplined      Opportunity     Disciplined     Cap Value
                                                                          Fund             Fund            Fund            Fund
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends 1 ....................................................   $  19,126,740   $   27,854,231   $   5,256,304   $  1,605,424
   Interest .......................................................           8,920          266,722          77,050         12,933
   Income from affiliated securities ..............................       6,166,687        7,985,130       3,686,912        197,099
   Securities lending income, net .................................         158,795          520,852         202,713              0
                                                                      -------------------------------------------------------------
Total investment income ...........................................      25,461,142       36,626,935       9,222,979      1,815,456
                                                                      -------------------------------------------------------------
EXPENSES
   Advisory fees ..................................................       8,708,942       13,642,254       4,601,765      1,947,587
   Administration fees
     Fund Level ...................................................         612,232          991,712         256,298        108,199
     Class A ......................................................              38               NA              NA             61
     Class C ......................................................               7               NA              NA             19
     Administrator Class ..........................................         129,086          146,385          12,733         47,569
     Advisor Class ................................................              NA          134,343              NA             NA
     Institutional Class ..........................................         111,602               NA          83,973            960
     Investor Class ...............................................       4,301,372        8,050,764       1,777,029        754,203
   Custody fees ...................................................         244,893          396,685         102,519         43,280
   Shareholder servicing fees (Note 3) ............................       2,712,405        4,958,559       1,019,070        537,994
   Accounting fees ................................................         100,565          141,927          58,610         36,611
   Distribution fees (Note 3)
     Class C ......................................................              19               NA              NA             50
   Professional fees ..............................................          67,302           66,901          52,094         35,010
   Registration fees ..............................................          42,909           46,023          46,983          8,883
   Shareholder reports ............................................         213,148          213,481         193,273         25,965
   Trustees' fees .................................................           8,955            8,955           8,955          8,955
   Other fees and expenses ........................................          37,744           56,896          11,204          4,721
                                                                      -------------------------------------------------------------
Total expenses ....................................................      17,291,219       28,854,885       8,224,506      3,560,157
                                                                      -------------------------------------------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) ...................      (2,031,234)      (2,558,872)       (987,185)      (461,460)
   Net expenses ...................................................      15,259,985       26,296,013       7,237,321      3,098,697
                                                                      -------------------------------------------------------------
Net investment income (loss) ......................................      10,201,157       10,330,922       1,985,658     (1,283,241)
                                                                      -------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency
     translation ..................................................      87,334,046      274,310,523      33,990,314     17,099,764
   Futures transactions ...........................................               0                0          75,375              0
   Options, swap agreements and short sale transactions ...........      (1,440,350)       8,561,890      (2,079,456)      (178,097)
                                                                      -------------------------------------------------------------
Net realized gain and loss from investments .......................      85,893,696      282,872,413      31,986,233     16,921,667
                                                                      -------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency
     translation ..................................................     (35,392,515)     (17,590,770)    (12,608,084)    10,716,666
   Options, swap agreements and short sale transactions ...........               0        1,659,894               0       (163,004)
                                                                      -------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
  investments .....................................................     (35,392,515)     (15,930,876)    (12,608,084)    10,553,662
                                                                      -------------------------------------------------------------
Net realized and unrealized gain (loss) on investments ............      50,501,181      266,941,537      19,378,149     27,475,329
                                                                      -------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...   $  60,702,338   $  277,272,459   $  21,363,807   $ 26,192,088
                                                                      =============================================================

1 Net of foreign withholding taxes of .............................   $      83,880   $       30,210   $          34   $     84,523

70 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                             Statements of Changes in Net Assets


                                                                                       DISCOVERY FUND
                                                                            -----------------------------------
                                                                                For the             For the
                                                                              Year Ended          Year Ended
                                                                            October 31, 2007   October 31, 2006
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .................................................   $    286,571,127   $    204,356,236

OPERATIONS
   Net investment income (loss) .........................................         (2,827,956)        (2,188,937)
   Net realized gain (loss) on investments ..............................         68,175,362         13,453,981
   Net change in unrealized appreciation (depreciation) of investments ..         32,593,454         20,210,652
                                                                            -----------------------------------
Net increase (decrease) in net assets resulting from operations .........         97,940,860         31,475,696
                                                                            -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Administrator Class ................................................                  0                  0
     Advisor Class ......................................................                 NA                 NA
     Institutional Class ................................................                  0                  0
     Investor Class .....................................................                  0                  0
   Net realized gain on sales of investments
     Administrator Class ................................................         (3,584,326)          (392,483)
     Advisor Class ......................................................                 NA                 NA
     Institutional Class ................................................               (544)                 0
     Investor Class .....................................................        (11,345,682)       (14,523,677)
                                                                            -----------------------------------
Total distributions to shareholders .....................................        (14,930,552)       (14,916,160)
                                                                            -----------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ..................................            209,623                 NA
   Cost of shares redeemed - Class A ....................................                  0                 NA
                                                                            -----------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Class A ........................................            209,623                 NA
                                                                            -----------------------------------
   Proceeds from shares sold - Class C ..................................            351,677                 NA
                                                                            -----------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Class C ........................................            351,677                 NA
                                                                            -----------------------------------
   Proceeds from shares sold - Administrator Class ......................         69,855,012        107,194,181
   Reinvestment of distributions - Administrator Class ..................          2,177,815            295,228
   Cost of shares redeemed - Administrator Class ........................        (39,772,015)       (45,711,790)
                                                                            -----------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Administrator Class ............................         32,260,812         61,777,619
                                                                            -----------------------------------
   Proceeds from shares sold - Advisor Class ............................                 NA                 NA
   Reinvestment of distributions - Advisor Class ........................                 NA                 NA
   Cost of shares redeemed - Advisor Class ..............................                 NA                 NA
                                                                            -----------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Advisor Class ..................................                 NA                 NA
                                                                            -----------------------------------
   Proceeds from shares sold - Institutional Class ......................         18,897,943             10,000
   Reinvestment of distributions - Institutional Class ..................                544                  0
   Cost of shares redeemed - Institutional Class ........................        (13,260,689)                 0
                                                                            -----------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Institutional Class ............................          5,637,798             10,000
                                                                            -----------------------------------
   Proceeds from shares sold - Investor Class ...........................        106,483,047         63,172,518
   Reinvestment of distributions - Investor Class .......................         11,025,510         14,134,442
   Cost of shares redeemed - Investor Class .............................        (86,274,203)       (73,439,224)
                                                                            -----------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Investor Class .................................         31,234,354          3,867,736
                                                                            -----------------------------------
Net increase (decrease) in net assets resulting from capital
   share transaction - Total ............................................         69,694,264         65,655,355
                                                                            -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................        152,704,572         82,214,891
                                                                            ===================================
ENDING NET ASSETS .......................................................   $    439,275,699   $    286,571,127
                                                                            ===================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 71


                                                                                      ENTERPRISE FUND
                                                                            -----------------------------------
                                                                                 For the            For the
                                                                               Year Ended         Year Ended
                                                                            October 31, 2007   October 31, 2006
                                                                            -----------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .................................................   $    233,433,978   $    216,577,274

OPERATIONS
   Net investment income (loss) .........................................         (2,168,256)        (2,250,202)
   Net realized gain (loss) on investments ..............................         39,900,281         29,782,525
   Net change in unrealized appreciation (depreciation) of investments ..         36,456,816          3,022,491
                                                                            -----------------------------------
Net increase (decrease) in net assets resulting from operations .........         74,188,841         30,554,814
                                                                            -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Administrator Class ................................................                  0                  0
     Advisor Class ......................................................                  0                  0
     Institutional Class ................................................                  0                  0
     Investor Class .....................................................                  0                  0
   Net realized gain on sales of investments
     Administrator Class ................................................                  0                  0
     Advisor Class ......................................................                  0                  0
     Institutional Class ................................................                  0                  0
     Investor Class .....................................................                  0                  0
                                                                            -----------------------------------
Total distributions to shareholders .....................................                  0                  0
                                                                            -----------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ..................................                 NA                 NA
   Cost of shares redeemed - Class A ....................................                 NA                 NA
                                                                            -----------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Class A ........................................                 NA                 NA
                                                                            -----------------------------------
   Proceeds from shares sold - Class C ..................................                 NA                 NA
                                                                            -----------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Class C ........................................                 NA                 NA
                                                                            -----------------------------------
   Proceeds from shares sold - Administrator Class ......................          5,727,595          1,511,758
   Reinvestment of distributions - Administrator Class ..................                  0                  0
   Cost of shares redeemed - Administrator Class ........................         (5,743,573)        (2,704,343)
                                                                            -----------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Administrator Class ............................            (15,978)        (1,192,585)
                                                                            -----------------------------------
   Proceeds from shares sold - Advisor Class ............................            220,854            807,917
   Reinvestment of distributions - Advisor Class ........................                  0                  0
   Cost of shares redeemed - Advisor Class ..............................           (648,689)          (693,801)
                                                                            -----------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Advisor Class ..................................           (427,835)           114,116
                                                                            -----------------------------------
   Proceeds from shares sold - Institutional Class ......................         86,049,728         23,290,983
   Reinvestment of distributions - Institutional Class ..................                  0                  0
   Cost of shares redeemed - Institutional Class ........................        (18,577,933)        (5,305,434)
                                                                            -----------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Institutional Class ............................         67,471,795         17,985,549
                                                                            -----------------------------------
   Proceeds from shares sold - Investor Class ...........................         10,951,919         14,601,526
   Reinvestment of distributions - Investor Class .......................                  0                  0
   Cost of shares redeemed - Investor Class .............................        (44,477,661)       (45,206,716)
                                                                            -----------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Investor Class .................................        (33,525,742)       (30,605,190)
                                                                            -----------------------------------
Net increase (decrease) in net assets resulting from capital
   share transaction - Total ............................................         33,502,240        (13,698,110)
                                                                            -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................        107,691,081         16,856,704
                                                                            ===================================
ENDING NET ASSETS .......................................................   $    341,125,059   $    233,433,978
                                                                            ===================================

                                                                                MID CAP DISCIPLINED FUND
                                                                            -----------------------------------
                                                                                 For the            For the
                                                                               Year Ended         Year Ended
                                                                            October 31, 2007   October 31, 2006
                                                                            -----------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .................................................   $    991,299,607   $    707,111,813

OPERATIONS
   Net investment income (loss) .........................................         10,201,157          4,854,394
   Net realized gain (loss) on investments ..............................         85,893,696         65,243,158
   Net change in unrealized appreciation (depreciation) of investments ..        (35,392,515)        59,394,097
                                                                            -----------------------------------
Net increase (decrease) in net assets resulting from operations .........         60,702,338        129,491,649
                                                                            -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Administrator Class ................................................           (714,398)           (64,616)
     Advisor Class ......................................................                 NA                 NA
     Institutional Class ................................................         (1,242,457)          (282,243)
     Investor Class .....................................................         (4,367,987)                 0
   Net realized gain on sales of investments
     Administrator Class ................................................         (6,333,196)        (7,807,445)
     Advisor Class ......................................................                 NA                 NA
     Institutional Class ................................................         (8,845,203)       (17,355,823)
     Investor Class .....................................................        (49,011,946)       (79,076,105)
                                                                            -----------------------------------
Total distributions to shareholders .....................................        (70,515,187)      (104,586,232)
                                                                            -----------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ..................................            114,433                 NA
   Cost of shares redeemed - Class A ....................................            (11,551)                NA
                                                                            -----------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Class A ........................................            102,882                 NA
                                                                            -----------------------------------
   Proceeds from shares sold - Class C ..................................             10,000                 NA
                                                                            -----------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Class C ........................................             10,000                 NA
                                                                            -----------------------------------
   Proceeds from shares sold - Administrator Class ......................        207,802,308         68,568,134
   Reinvestment of distributions - Administrator Class ..................          6,998,646          7,866,615
   Cost of shares redeemed - Administrator Class ........................       (192,915,877)       (37,265,589)
                                                                            -----------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Administrator Class ............................         21,885,077         39,169,160
                                                                            -----------------------------------
   Proceeds from shares sold - Advisor Class ............................                 NA                 NA
   Reinvestment of distributions - Advisor Class ........................                 NA                 NA
   Cost of shares redeemed - Advisor Class ..............................                 NA                 NA
                                                                            -----------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Advisor Class ..................................                 NA                 NA
                                                                            -----------------------------------
   Proceeds from shares sold - Institutional Class ......................        151,621,032         10,742,439
   Reinvestment of distributions - Institutional Class ..................         10,001,460         17,448,977
   Cost of shares redeemed - Institutional Class ........................       (138,359,712)       (10,905,956)
                                                                            -----------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Institutional Class ............................         23,262,780         17,285,460
                                                                            -----------------------------------
   Proceeds from shares sold - Investor Class ...........................        647,061,998        410,722,817
   Reinvestment of distributions - Investor Class .......................         51,361,766         75,869,912
   Cost of shares redeemed - Investor Class .............................       (609,407,422)      (283,764,972)
                                                                            -----------------------------------
   Net increase (decrease) in net assets resulting from capital
     share transaction - Investor Class .................................         89,016,342        202,827,757
                                                                            -----------------------------------
Net increase (decrease) in net assets resulting from capital
   share transaction - Total ............................................        134,277,081        259,282,377
                                                                            -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................        124,464,232        284,187,794
                                                                            ===================================
ENDING NET ASSETS .......................................................   $  1,115,763,839   $    991,299,607
                                                                            ===================================

72 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                             Statements of Changes in Net Assets


                                                                                           DISCOVERY FUND
                                                                                -----------------------------------
                                                                                     For the            For the
                                                                                   Year Ended         Year Ended
                                                                                October 31, 2007   October 31, 2006
-------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ....................................................              7,829                 NA
   Shares redeemed - Class A ................................................                  0                 NA
                                                                                -----------------------------------
   Net increase (decrease) in shares outstanding - Class A ..................              7,829                 NA
                                                                                -----------------------------------
   Shares sold - Class C ....................................................             12,896                 NA
                                                                                -----------------------------------
   Net increase (decrease) in shares outstanding - Class C ..................             12,896                 NA
                                                                                -----------------------------------
   Shares sold - Administrator Class ........................................          2,782,043          4,901,446
   Shares issued in reinvestment of distributions - Administrator Class .....             97,660             14,235
   Shares redeemed - Administrator Class ....................................         (1,588,253)        (2,107,236)
                                                                                -----------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ......          1,291,450          2,808,445
                                                                                -----------------------------------
   Shares-sold - Advisor Class ..............................................                 NA                 NA
   Shares redeemed - Advisor Class ..........................................                 NA                 NA
                                                                                -----------------------------------
   Net increase (decrease) in shares outstanding - Advisor Class ............                 NA                 NA
                                                                                -----------------------------------
   Shares sold - Institutional Class ........................................            715,024                467
   Shares issued in reinvestment of distributions - Institutional Class .....                 24                  0
   Shares redeemed - Institutional Class ....................................           (490,907)                 0
                                                                                -----------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ......            224,141                467
                                                                                -----------------------------------
   Shares sold - Investor Class .............................................          4,309,453          2,948,688
   Shares issued in reinvestment of distributions - Investor Class ..........            497,091            683,493
   Shares redeemed - Investor Class .........................................         (3,533,054)        (3,414,437)
                                                                                -----------------------------------
   Net increase (decrease) in shares outstanding - Investor Class ...........          1,273,490            217,744
                                                                                -----------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
  SHARE TRANSACTIONS ........................................................          2,809,806          3,026,656
                                                                                ===================================

Ending balance of undistributed net investment income (loss) ................   $              0       $          0
                                                                                -----------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 73


                                                                    ENTERPRISE FUND                   MID CAP DISCIPLINED FUND
                                                          -----------------------------------   -----------------------------------
                                                               For the            For the            For the            For the
                                                             Year Ended         Year Ended         Year Ended         Year Ended
                                                          October 31, 2007   October 31, 2006   October 31, 2007   October 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A ..............................                 NA                 NA              5,003                 NA
   Shares redeemed - Class A ..........................                 NA                 NA               (515)                NA
                                                          -------------------------------------------------------------------------
   Net increase (decrease) in shares outstanding -
     Class A ..........................................                 NA                 NA              4,488                 NA
                                                          -------------------------------------------------------------------------
   Shares sold - Class C ..............................                 NA                 NA                438                 NA
                                                          -------------------------------------------------------------------------
   Net increase (decrease) in shares outstanding -
     Class C ..........................................                 NA                 NA                438                 NA
                                                          -------------------------------------------------------------------------
   Shares sold - Administrator Class ..................            179,627             52,916          8,864,678          3,109,846
   Shares issued in reinvestment of distributions -
     Administrator Class ..............................                  0                  0            305,463            381,522
   Shares redeemed - Administrator Class ..............           (178,474)           (94,097)        (8,174,216)        (1,682,137)
                                                          -------------------------------------------------------------------------
   Net increase (decrease) in shares outstanding -
     Administrator Class ..............................              1,153            (41,181)           995,925          1,809,231
                                                          -------------------------------------------------------------------------
   Shares-sold - Advisor Class ........................              6,491             28,691                 NA                 NA
   Shares redeemed - Advisor Class ....................            (19,931)           (24,559)                NA                 NA
                                                          -------------------------------------------------------------------------
   Net increase (decrease) in shares outstanding -
     Advisor Class ....................................            (13,440)             4,132                 NA                 NA
                                                          -------------------------------------------------------------------------
   Shares sold - Institutional Class ..................          2,575,839            800,578          6,367,900            491,389
   Shares issued in reinvestment of distributions -
     Institutional Class ..............................                  0                  0            434,985            844,670
   Shares redeemed - Institutional Class ..............           (551,688)          (185,133)        (5,894,571)          (498,496)
                                                          -------------------------------------------------------------------------
   Net increase (decrease) in shares outstanding -
     Institutional Class ..............................          2,024,151            615,445            908,314            837,563
                                                          -------------------------------------------------------------------------
   Shares sold - Investor Class .......................            333,210            512,464         27,786,391         18,573,690
   Shares issued in reinvestment of distributions -
     Investor Class ...................................                  0                  0          2,245,047          3,684,857
   Shares redeemed - Investor Class ...................         (1,374,046)        (1,609,275)       (26,120,406)       (12,935,340)
                                                          -------------------------------------------------------------------------
   Net increase (decrease) in shares outstanding -
     Investor Class ...................................         (1,040,836)        (1,096,811)         3,911,032          9,323,207
                                                          -------------------------------------------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING
  RESULTING FROM CAPITAL SHARE TRANSACTIONS ...........            971,028           (518,415)         5,820,197         11,970,001
                                                          =========================================================================
Ending balance of undistributed net investment
  income (loss) .......................................   $              0   $              0   $      8,499,327   $      4,733,279
                                                          -------------------------------------------------------------------------

74 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                             Statements of Changes in Net Assets


                                                                                                        OPPORTUNITY FUND
                                                                                              ------------------------------------
                                                                                                  For the              For the
                                                                                                 Year Ended          Year Ended
                                                                                              October 31, 2007    October 31, 2006
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...................................................................   $  2,053,182,794    $  2,189,698,227

OPERATIONS
   Net investment income (loss) ...........................................................         10,330,922           4,523,263
   Net realized gain (loss) on investments ................................................        282,872,413         351,628,711
   Net change in unrealized appreciation (depreciation) of investments ....................        (15,930,876)        (74,824,689)
                                                                                              ------------------------------------
Net increase (decrease) in net assets resulting from operations ...........................        277,272,459         281,327,285
                                                                                              ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Administrator Class ..................................................................           (922,325)                  0
     Advisor Class ........................................................................            (76,971)                  0
     Institutional Class ..................................................................                 NA                  NA
     Investor Class .......................................................................         (3,783,523)                  0
   Net realized gain on sales of investments
     Administrator Class ..................................................................        (28,792,059)        (15,408,235)
     Advisor Class ........................................................................         (8,786,139)        (12,540,328)
     Institutional Class ..................................................................                 NA                  NA
     Investor Class .......................................................................       (311,787,186)       (197,243,090)
                                                                                              ------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .......................................................       (354,148,203)       (225,191,653)
                                                                                              ------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ....................................................                 NA                  NA
   Cost of shares redeemed - Class A ......................................................                 NA                  NA
                                                                                              ------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTION -
   CLASS A ................................................................................                 NA                  NA
                                                                                              ------------------------------------
   Proceeds from shares sold - Class C ....................................................                 NA                  NA
                                                                                              ------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTION -
   CLASS C ................................................................................                 NA                  NA
                                                                                              ------------------------------------
   Proceeds from shares sold - Administrator Class ........................................         69,438,914          88,636,153
   Reinvestment of distributions - Administrator Class ....................................         29,696,698          15,396,737
   Cost of shares redeemed - Administrator Class ..........................................       (106,357,685)        (71,561,565)
                                                                                              ------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTION -
   ADMINISTRATOR CLASS ....................................................................         (7,222,073)         32,471,325
                                                                                              ------------------------------------
   Proceeds from shares sold - Advisor Class ..............................................         11,900,855          13,642,999
   Reinvestment of distributions - Advisor Class ..........................................          8,756,981          12,483,375
   Cost of shares redeemed - Advisor Class ................................................        (25,495,620)        (94,839,701)
                                                                                              ------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTION -
   ADVISOR CLASS ..........................................................................         (4,837,784)        (68,713,327)
                                                                                              ------------------------------------
   Proceeds from shares sold - Institutional Class ........................................                 NA                  NA
   Reinvestment of distributions - Institutional Class ....................................                 NA                  NA
   Cost of shares redeemed - Institutional Class ..........................................                 NA                  NA
                                                                                              ------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTION -
   INSTITUTIONAL CLASS ....................................................................                 NA                  NA
                                                                                              ------------------------------------
   Proceeds from shares sold - Investor Class .............................................        112,324,489         139,610,742
   Proceeds from redemption fees - Investor Class .........................................                  0                   0
   Reinvestment of distributions - Investor Class .........................................        305,531,881         191,288,208
   Cost of shares redeemed - Investor Class ...............................................       (463,847,196)       (487,308,013)
                                                                                              ------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTION -
   INVESTOR CLASS .........................................................................        (45,990,826)       (156,409,063)
                                                                                              ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTION - TOTAL ....        (58,050,683)       (192,651,065)
                                                                                              ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................       (134,926,427)       (136,515,433)
                                                                                              ====================================
ENDING NET ASSETS .........................................................................   $  1,918,256,367    $  2,053,182,794
                                                                                              ====================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 75


                                                                                                   SMALL CAP DISCIPLINED FUND
                                                                                              ------------------------------------
                                                                                                  For the              For the
                                                                                                 Year Ended          Year Ended
                                                                                              October 31, 2007    October 31, 2006
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...................................................................   $    426,387,948    $    175,316,140

OPERATIONS
   Net investment income (loss) ...........................................................          1,985,658            (805,488)
   Net realized gain (loss) on investments ................................................         31,986,233          21,630,767
   Net change in unrealized appreciation (depreciation) of investments ....................        (12,608,084)         24,495,211
                                                                                              ------------------------------------
Net increase (decrease) in net assets resulting from operations ...........................         21,363,807          45,320,490
                                                                                              ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Administrator Class ..................................................................                  0                   0
     Advisor Class ........................................................................                 NA                  NA
     Institutional Class ..................................................................                  0                   0
     Investor Class .......................................................................                  0                   0
   Net Realized Gain On Sales of Investments
     Administrator Class ..................................................................           (529,497)            (65,291)
     Advisor Class ........................................................................                 NA                  NA
     Institutional Class ..................................................................         (3,109,104)         (1,636,462)
     Investor Class .......................................................................        (17,653,538)         (8,526,936)
                                                                                              ------------------------------------
Total distributions to shareholders .......................................................        (21,292,139)        (10,228,689)
                                                                                              ------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ....................................................                 NA                  NA
   Cost of shares redeemed - Class A ......................................................                 NA                  NA
                                                                                              ------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTION -
   CLASS A ................................................................................                 NA                  NA
                                                                                              ------------------------------------
   Proceeds from shares sold - Class C ....................................................                 NA                  NA
                                                                                              ------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTION -
   CLASS C ................................................................................                 NA                  NA
                                                                                              ------------------------------------
   Proceeds from shares sold - Administrator Class ........................................         37,949,881           5,475,556
   Reinvestment of distributions - Administrator Class ....................................            525,096              61,886
   Cost of shares redeemed - Administrator Class ..........................................        (31,829,974)         (1,066,694)
                                                                                              ------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTION -
   ADMINISTRATOR CLASS ....................................................................          6,645,003           4,470,748
                                                                                              ------------------------------------
   Proceeds from shares sold - Advisor Class ..............................................                 NA                  NA
   Reinvestment of distributions - Advisor Class ..........................................                 NA                  NA
   Cost of shares redeemed - Advisor Class ................................................                 NA                  NA
                                                                                              ------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTION -
   ADVISOR CLASS ..........................................................................                 NA                  NA
                                                                                              ------------------------------------
   Proceeds from shares sold - Institutional Class ........................................        197,170,437         123,049,603
   Reinvestment of distributions - Institutional Class ....................................          3,109,105           1,636,230
   Cost of shares redeemed - Institutional Class ..........................................       (151,103,792)        (69,869,775)
                                                                                              ------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTION -
   INSTITUTIONAL CLASS ....................................................................         49,175,750          54,816,058
                                                                                              ------------------------------------
   Proceeds from shares sold - Investor Class .............................................        152,735,776         230,550,567
   Proceeds from redemption fees - Investor Class .........................................                  0                 104
   Reinvestment of distributions - Investor Class .........................................         17,155,197           8,230,890
   Cost of shares redeemed - Investor Class ...............................................       (141,230,981)        (82,088,360)
                                                                                              ------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTION -
   INVESTOR CLASS .........................................................................         28,659,992         156,693,201
                                                                                              ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTION - TOTAL ....         84,480,745         215,980,007
                                                                                              ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................         84,552,413         251,071,808
                                                                                              ====================================
ENDING NET ASSETS .........................................................................   $    510,940,361    $    426,387,948
                                                                                              ====================================

                                                                                                   SMALL/MID CAP VALUE FUND
                                                                                              ------------------------------------
                                                                                                  For the              For the
                                                                                                 Year Ended          Year Ended
                                                                                              October 31, 2007    October 31, 2006
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ...................................................................   $    225,361,564    $     69,138,909

OPERATIONS
   Net investment income (loss) ...........................................................         (1,283,241)           (286,343)
   Net realized gain (loss) on investments ................................................         16,921,667           2,445,342
   Net change in unrealized appreciation (depreciation) of investments ....................         10,553,662          11,973,068
                                                                                              ------------------------------------
Net increase (decrease) in net assets resulting from operations ...........................         26,192,088          14,132,067
                                                                                              ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Administrator Class ..................................................................                  0                   0
     Advisor Class ........................................................................                 NA                  NA
     Institutional Class ..................................................................                  0                   0
     Investor Class .......................................................................                  0                   0
   Net realized gain on sales of investments
     Administrator Class ..................................................................         (1,079,791)           (712,591)
     Advisor Class ........................................................................                 NA                  NA
     Institutional Class ..................................................................               (145)                 NA
     Investor Class .......................................................................         (2,222,873)         (1,083,387)
                                                                                              ------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .......................................................         (3,302,809)         (1,795,978)
                                                                                              ------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ....................................................            437,020                  NA
   Cost of shares redeemed - Class A ......................................................                  0                  NA
                                                                                              ------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTION -
   CLASS A ................................................................................            437,020                  NA
                                                                                              ------------------------------------
   Proceeds from shares sold - Class C ....................................................             41,887                  NA
                                                                                              ------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTION -
   CLASS C ................................................................................             41,887                  NA
                                                                                              ------------------------------------
   Proceeds from shares sold - Administrator Class ........................................         20,408,481          48,980,711
   Reinvestment of distributions - Administrator Class ....................................            706,950             708,247
   Cost of shares redeemed - Administrator Class ..........................................        (59,586,730)        (10,268,955)
                                                                                              ------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTION -
   ADMINISTRATOR CLASS ....................................................................        (38,471,299)         39,420,003
                                                                                              ------------------------------------
   Proceeds from shares sold - Advisor Class ..............................................                 NA                  NA
   Reinvestment of distributions - Advisor Class ..........................................                 NA                  NA
   Cost of shares redeemed - Advisor Class ................................................                 NA                  NA
                                                                                              ------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTION -
   ADVISOR CLASS ..........................................................................                 NA                  NA
                                                                                              ------------------------------------
   Proceeds from shares sold - Institutional Class ........................................          3,058,868              10,000
   Reinvestment of distributions - Institutional Class ....................................                145                   0
   Cost of shares redeemed - Institutional Class ..........................................           (227,719)                  0
                                                                                              ------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTION -
   INSTITUTIONAL CLASS ....................................................................          2,831,294              10,000
                                                                                              ------------------------------------
   Proceeds from shares sold - Investor Class .............................................         63,399,281         132,696,344
   Proceeds from redemption fees - Investor Class .........................................                  0                   0
   Reinvestment of distributions - Investor Class .........................................          2,148,113           1,035,807
   Cost of shares redeemed - Investor Class ...............................................        (63,634,659)        (29,275,588)
                                                                                              ------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTION -
   INVESTOR CLASS .........................................................................          1,912,735         104,456,563
                                                                                              ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTION - TOTAL ....        (33,248,363)        143,886,566
                                                                                              ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................        (10,359,084)        156,222,655
                                                                                              ====================================
ENDING NET ASSETS .........................................................................   $    215,002,480   $     225,361,564
                                                                                              ====================================

76 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                             Statements of Changes in Net Assets


                                                                                             OPPORTUNITY FUND
                                                                                   ------------------------------------
                                                                                        For the            For the
                                                                                      Year Ended         Year Ended
                                                                                   October 31, 2007   October 31, 2006
-----------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .......................................................                 NA                 NA
                                                                                   -----------------------------------
   Net increase (decrease) in shares outstanding - Class A .....................                 NA                 NA
                                                                                   -----------------------------------
   Shares sold - Class C .......................................................                 NA                 NA
                                                                                   -----------------------------------
   Net increase (decrease) in shares outstanding - Class C .....................                 NA                 NA
                                                                                   -----------------------------------
   Shares sold - Administrator Class ...........................................          1,562,836          1,818,555
   Shares issued in reinvestment of distributions - Administrator Class ........            700,481            337,056
   Shares redeemed - Administrator Class .......................................         (2,440,528)        (1,493,156)
                                                                                   -----------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class .........           (177,211)           662,455
                                                                                   -----------------------------------
   Shares-sold - Advisor Class .................................................            274,443            295,425
   Shares issued in reinvestment of distributions - Advisor Class ..............            213,378            280,140
   Shares redeemed - Advisor Class .............................................           (585,225)        (2,073,727)
                                                                                   -----------------------------------
   Net increase (decrease) in shares outstanding - Advisor Class ...............            (97,404)        (1,498,162)
                                                                                   -----------------------------------
   Shares sold - Institutional Class ...........................................                 NA                 NA
   Shares issued in reinvestment of distributions - Institutional Class ........                 NA                 NA
   Shares redeemed - Institutional Class .......................................                 NA                 NA
                                                                                   -----------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class .........                 NA                 NA
                                                                                   -----------------------------------
   Shares sold - Investor Class ................................................          2,527,510          2,981,633
   Shares issued in reinvestment of distributions - Investor Class .............          7,298,985          4,219,934
   Shares redeemed - Investor Class ............................................        (10,404,457)       (10,405,328)
                                                                                   -----------------------------------
   Net increase (decrease) in shares outstanding - Investor Class ..............           (577,962)        (3,203,761)
                                                                                   -----------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
  TRANSACTIONS .................................................................           (852,577)        (4,039,468)
                                                                                   ===================================

Ending balance of undistributed net investment income (loss) ...................   $     18,967,498   $      4,294,659
                                                                                   -----------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 77


                                                                                        SMALL CAP DISCIPLINED FUND
                                                                                   ------------------------------------
                                                                                        For the           For the
                                                                                      Year Ended         Year Ended
                                                                                   October 31, 2007   October 31, 2006
-----------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED

   Shares sold - Class A .......................................................                 NA                 NA
                                                                                   ------------------------------------
   Net increase (decrease) in shares outstanding - Class A .....................                 NA                 NA
                                                                                   ------------------------------------
   Shares sold - Class C .......................................................                 NA                 NA
                                                                                   ------------------------------------
   Net increase (decrease) in shares outstanding - Class C .....................                 NA                 NA
                                                                                   ------------------------------------
   Shares sold - Administrator Class ...........................................          2,055,502            319,935
   Shares issued in reinvestment of distributions - Administrator Class ........             29,483              3,868
   Shares redeemed - Administrator Class .......................................         (1,722,977)           (63,533)
                                                                                   ------------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class .........            362,008            260,270
                                                                                   ------------------------------------
   Shares-sold - Advisor Class .................................................                 NA                 NA
   Shares issued in reinvestment of distributions - Advisor Class ..............                 NA                 NA
   Shares redeemed - Advisor Class .............................................                 NA                 NA
                                                                                   ------------------------------------
   Net increase (decrease) in shares outstanding - Advisor Class ...............                 NA                 NA
                                                                                   ------------------------------------
   Shares sold - Institutional Class ...........................................         11,042,652          7,460,544
   Shares issued in reinvestment of distributions - Institutional Class ........            173,985            102,201
   Shares redeemed - Institutional Class .......................................         (8,448,098)        (4,178,254)
                                                                                   ------------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class .........          2,768,539          3,384,491
                                                                                   ------------------------------------
   Shares sold - Investor Class ................................................          8,485,295         13,408,811
   Shares issued in reinvestment of distributions - Investor Class .............            969,765            515,707
   Shares redeemed - Investor Class ............................................         (7,833,209)        (4,841,928)
                                                                                   ------------------------------------
   Net increase (decrease) in shares outstanding - Investor Class ..............          1,621,851          9,082,590
                                                                                   ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
  SHARE TRANSACTIONS ...........................................................          4,752,398         12,727,351
                                                                                   ====================================

Ending balance of undistributed net investment income (loss) ...................   $      2,285,371   $       (466,652)
                                                                                   ------------------------------------

                                                                                        SMALL/MID CAP VALUE FUND
                                                                                   ------------------------------------
                                                                                        For the            For the
                                                                                      Year Ended         Year Ended
                                                                                   October 31, 2007   October 31, 2006
-----------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED

   Shares sold - Class A .......................................................             24,403                 NA
                                                                                   ------------------------------------
   Net increase (decrease) in shares outstanding - Class A .....................             24,403                 NA
                                                                                   ------------------------------------
   Shares sold - Class C .......................................................              2,468                 NA
                                                                                   ------------------------------------
   Net increase (decrease) in shares outstanding - Class C .....................              2,468                 NA
                                                                                   ------------------------------------
   Shares sold - Administrator Class ...........................................          1,171,235          3,013,687
   Shares issued in reinvestment of distributions - Administrator Class ........             42,639             46,811
   Shares redeemed - Administrator Class .......................................         (3,498,708)          (646,759)
                                                                                   ------------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class .........         (2,284,834)         2,413,739
                                                                                   ------------------------------------
   Shares-sold - Advisor Class .................................................                 NA                 NA
   Shares issued in reinvestment of distributions - Advisor Class ..............                 NA                 NA
   Shares redeemed - Advisor Class .............................................                 NA                 NA
                                                                                   ------------------------------------
   Net increase (decrease) in shares outstanding - Advisor Class ...............                 NA                 NA
                                                                                   ------------------------------------
   Shares sold - Institutional Class ...........................................            169,550                625
   Shares issued in reinvestment of distributions - Institutional Class ........                  9                  0
   Shares redeemed - Institutional Class .......................................            (12,504)                 0
                                                                                   ------------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class .........            157,055                625
                                                                                   ------------------------------------
   Shares sold - Investor Class ................................................          3,709,563          8,410,765
   Shares issued in reinvestment of distributions - Investor Class .............            130,505             68,667
   Shares redeemed - Investor Class ............................................         (3,699,627)        (1,853,926)
                                                                                   ------------------------------------
   Net increase (decrease) in shares outstanding - Investor Class ..............            140,441          6,625,506
                                                                                   ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
  SHARE TRANSACTIONS ...........................................................         (1,960,467)         9,039,870
                                                                                   ====================================

Ending balance of undistributed net investment income (loss) ...................   $     (1,441,583)  $       (243,885)
                                                                                   ------------------------------------

78 Wells Fargo Advantage Small and Mid Cap Stock Funds      Financial Highlights


                                                                       Beginning                    Net Realized    Distributions
                                                                       Net Asset        Net        and Unrealized      from Net
                                                                       Value Per    Investment      Gain (Loss)       Investment
                                                                         Share     Income (Loss)   on Investments       Income
---------------------------------------------------------------------------------------------------------------------------------
Discovery Fund
---------------------------------------------------------------------------------------------------------------------------------
Class A
August 1, 2007 4 to October 31, 2007 ..............................     $ 25.25      (0.06) 6          2.88            0.00

Class C
August 1, 2007 4 to October 31, 2007 ..............................     $ 25.25      (0.19) 6          2.98            0.00

Administrator Class
November 1, 2006 to October 31, 2007 ..............................     $ 22.42      (0.16) 6          7.13            0.00
November 1, 2005 to October 31, 2006 ..............................     $ 20.89      (0.56)            3.62            0.00
April 11, 2005 4 to October 31, 2005 ..............................     $ 19.17      (0.05)            1.77            0.00

Institutional Class
November 1, 2006 to October 31, 2007 ..............................     $ 22.43      (0.08) 6          7.12            0.00
August 31, 2006 4 to October 31, 2006 .............................     $ 21.42      (0.01)            1.02            0.00

Investor Class
November 1, 2006 to October 31, 2007 ..............................     $ 22.31      (0.22) 6          7.09            0.00
November 1, 2005 to October 31, 2006 ..............................     $ 20.84      (0.20)            3.20            0.00
January 1, 2005 to October 31, 2005 7 .............................     $ 21.53      (0.17)            0.45            0.00
January 1, 2004 to December 31, 2004 ..............................     $ 19.73      (0.21)            3.22            0.00
January 1, 2003 to December 31, 2003 ..............................     $ 14.42      (0.12)            5.64           (0.00) 5
January 1, 2002 to December 31, 2002 ..............................     $ 16.84      (0.06)           (1.91)           0.00

Enterprise Fund
---------------------------------------------------------------------------------------------------------------------------------
Administrator Class
November 1, 2006 to October 31, 2007 ..............................     $ 29.83      (0.18) 6          9.06            0.00
November 1, 2005 to October 31, 2006 ..............................     $ 25.95       0.07             3.81            0.00
January 1, 2005 to October 31, 2005 7 .............................     $ 25.36      (0.14) 6          0.73            0.00
January 1, 2004 to December 31, 2004 ..............................     $ 21.98      (0.19) 6          3.57            0.00
January 1, 2003 to December 31, 2003 ..............................     $ 15.94      (0.10)            6.14            0.00
August 30, 2002 4 to December 31, 2002 ............................     $ 16.32      (0.04) 6         (0.34)           0.00

Advisor Class
November 1, 2006 to October 31, 2007 ..............................     $ 29.31      (0.26) 6          8.90            0.00
November 1, 2005 to October 31, 2006 ..............................     $ 25.57      (0.31)            4.05            0.00
January 1, 2005 to October 31, 2005 7 .............................     $ 25.04      (0.21) 6          0.74            0.00
January 1, 2004 to December 31, 2004 ..............................     $ 21.79      (0.27) 6          3.52            0.00
January 1, 2003 to December 31, 2003 ..............................     $ 15.86      (0.23)            6.16            0.00
January 1, 2002 to December 31, 2002 ..............................     $ 22.04      (0.24) 6         (5.94)           0.00

Institutional Class
November 1, 2006 to October 31, 2007 ..............................     $ 29.90      (0.10) 6          9.10            0.00
November 1, 2005 to October 31, 2006 ..............................     $ 25.95      (0.34)            4.29            0.00
January 1, 2005 to October 31, 2005 7 .............................     $ 25.30      (0.10) 6          0.75            0.00
January 1, 2004 to December 31, 2004 ..............................     $ 21.87      (0.11) 6          3.54            0.00
June 30, 2003 4 to December 31, 2003 ..............................     $ 18.34      (0.06)            3.59            0.00

--------------------------------------------------------------------------------
1 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

2 Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

3 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Portfolio turnover rates presented for periods of less than one year are not annualized.

4     Commencement of operations.

5     Amount calculated is less than $0.005.

6     Calculated based upon average shares outstanding.

7     The Fund changed its fiscal year-end from December 31 to October 31.

      The accompanying notes are an integral part of these financial statements.

Financial Highlights      Wells Fargo Advantage Small and Mid Cap Stock Funds 79


                                                                         Ending        Ratio to Average Net Assets (Annualized) 1
                                                      Distributions    Net Asset   -------------------------------------------------
                                                        from Net       Value Per   Net Investment     Gross     Expenses     Net
                                                     Realized Gains      Share      Income (Loss)    Expenses    Waived    Expenses
------------------------------------------------------------------------------------------------------------------------------------
Discovery Fund
------------------------------------------------------------------------------------------------------------------------------------
Class A
August 1, 2007 4 to October 31, 2007 .............        0.00          $ 28.07        (0.87)%         1.38%     (0.08)%    1.30%

Class C
August 1, 2007 4 to October 31, 2007 .............        0.00          $ 28.04        (2.85)%         2.02%     (0.14)%    1.88%

Administrator Class
November 1, 2006 to October 31, 2007 .............       (1.16)         $ 28.23        (0.65)%         1.22%     (0.07)%    1.15%
November 1, 2005 to October 31, 2006 .............       (1.53)         $ 22.42        (0.69)%         1.25%     (0.10)%    1.15%
April 11, 2005 4 to October 31, 2005 .............        0.00          $ 20.89        (0.76)%         1.24%     (0.11)%    1.13%

Institutional Class
November 1, 2006 to October 31, 2007 .............       (1.16)         $ 28.31        (0.32)%         0.96%     (0.01)%    0.95%
August 31, 2006 4 to October 31, 2006 ............        0.00          $ 22.43        (0.37)%         0.87%      0.00%     0.87%

Investor Class
November 1, 2006 to October 31, 2007 .............       (1.16)         $ 28.02        (0.89)%         1.57%     (0.19)%    1.38%
November 1, 2005 to October 31, 2006 .............       (1.53)         $ 22.31        (0.91)%         1.58%     (0.20)%    1.38%
January 1, 2005 to October 31, 2005 7 ............       (0.97)         $ 20.84        (1.00)%         1.55%     (0.16)%    1.39%
January 1, 2004 to December 31, 2004 .............       (1.21)         $ 21.53        (1.11)%         1.44%     (0.04)%    1.40%
January 1, 2003 to December 31, 2003 .............       (0.21)         $ 19.73        (0.67)%         1.47%     (0.04)%    1.43%
January 1, 2002 to December 31, 2002 .............       (0.45)         $ 14.42        (0.38)%         1.50%     (0.04)%    1.46%

Enterprise Fund
------------------------------------------------------------------------------------------------------------------------------------
Administrator Class
November 1, 2006 to October 31, 2007 .............        0.00          $ 38.71        (0.54)%         1.24%     (0.09)%    1.15%
November 1, 2005 to October 31, 2006 .............        0.00          $ 29.83        (0.63)%         1.23%     (0.08)%    1.15%
January 1, 2005 to October 31, 2005 7 ............        0.00          $ 25.95        (0.64)%         1.23%     (0.08)%    1.15%
January 1, 2004 to December 31, 2004 .............        0.00          $ 25.36        (0.83)%         1.34%     (0.20)%    1.14%
January 1, 2003 to December 31, 2003 .............        0.00          $ 21.98        (0.82)%         1.30%     (0.14)%    1.16%
August 30, 2002 4 to December 31, 2002 ...........        0.00          $ 15.94        (0.63)%         1.32%     (0.18)%    1.14%

Advisor Class
November 1, 2006 to October 31, 2007 .............        0.00          $ 37.95        (0.79)%         1.42%     (0.02)%    1.40%
November 1, 2005 to October 31, 2006 .............        0.00          $ 29.31        (0.89)%         1.42%     (0.03)%    1.39%
January 1, 2005 to October 31, 2005 7 ............        0.00          $ 25.57        (1.02)%         1.49%     (0.04)%    1.45%
January 1, 2004 to December 31, 2004 .............        0.00          $ 25.04        (1.22)%         1.60%     (0.05)%    1.55%
January 1, 2003 to December 31, 2003 .............        0.00          $ 21.79        (1.14)%         1.53%     (0.03)%    1.50%
January 1, 2002 to December 31, 2002 .............        0.00          $ 15.86        (1.33)%         1.82%     (0.02)%    1.80%

Institutional Class
November 1, 2006 to October 31, 2007 .............        0.00          $ 38.90        (0.30)%         0.97%     (0.07)%    0.90%
November 1, 2005 to October 31, 2006 .............        0.00          $ 29.90        (0.39)%         0.98%     (0.08)%    0.90%
January 1, 2005 to October 31, 2005 7 ............        0.00          $ 25.95        (0.47)%         0.97%     (0.09)%    0.88%
January 1, 2004 to December 31, 2004 .............        0.00          $ 25.30        (0.47)%         0.88%     (0.05)%    0.83%
June 30, 2003 4 to December 31, 2003 .............        0.00          $ 21.87        (0.67)%         1.18%     (0.21)%    0.97%

                                                                                            Portfolio    Net Assets at
                                                                                   Total     Turnover    End of Period
                                                                                 Return 2     Rate 3    (000's omitted)
-----------------------------------------------------------------------------------------------------------------------
Discovery Fund
-----------------------------------------------------------------------------------------------------------------------
Class A
August 1, 2007 4 to October 31, 2007 .........................................    11.17%      137%        $     220

Class C
August 1, 2007 4 to October 31, 2007 .........................................    11.05%      137%        $     362

Administrator Class
November 1, 2006 to October 31, 2007 .........................................    32.49%      137%        $ 122,576
November 1, 2005 to October 31, 2006 .........................................    15.22%      120%        $  68,374
April 11, 2005 4 to October 31, 2005 .........................................     8.97%      110%        $   5,043

Institutional Class
November 1, 2006 to October 31, 2007 .........................................    32.80%      137%        $   6,359
August 31, 2006 4 to October 31, 2006 ........................................     4.72%      120%        $      10

Investor Class
November 1, 2006 to October 31, 2007 .........................................    32.19%      137%        $ 309,759
November 1, 2005 to October 31, 2006 .........................................    14.96%      120%        $ 218,187
January 1, 2005 to October 31, 2005 7 ........................................     1.68%      110%        $ 199,313
January 1, 2004 to December 31, 2004 .........................................    15.69%      171%        $ 191,181
January 1, 2003 to December 31, 2003 .........................................    38.34%      302%        $ 166,793
January 1, 2002 to December 31, 2002 .........................................   (12.12)%     420%        $ 133,361

Enterprise Fund
-----------------------------------------------------------------------------------------------------------------------
Administrator Class
November 1, 2006 to October 31, 2007 .........................................    29.77%      117%        $   3,358
November 1, 2005 to October 31, 2006 .........................................    14.95%      118%        $   2,553
January 1, 2005 to October 31, 2005 7 ........................................     2.33%      116%        $   3,290
January 1, 2004 to December 31, 2004 .........................................    15.38%      184%        $  12,499
January 1, 2003 to December 31, 2003 .........................................    37.89%      261%        $  34,204
August 30, 2002 4 to December 31, 2002 .......................................    (2.33)%     377%        $   3,930

Advisor Class
November 1, 2006 to October 31, 2007 .........................................    29.48%      117%        $   1,769
November 1, 2005 to October 31, 2006 .........................................    14.63%      118%        $   1,761
January 1, 2005 to October 31, 2005 7 ........................................     2.12%      116%        $   1,430
January 1, 2004 to December 31, 2004 .........................................    14.92%      184%        $   1,529
January 1, 2003 to December 31, 2003 .........................................    37.39%      261%        $   1,690
January 1, 2002 to December 31, 2002 .........................................   (28.04)%     377%        $   1,244

Institutional Class
November 1, 2006 to October 31, 2007 .........................................    30.10%      117%        $ 126,347
November 1, 2005 to October 31, 2006 .........................................    15.22%      118%        $  36,587
January 1, 2005 to October 31, 2005 7 ........................................     2.57%      116%        $  15,780
January 1, 2004 to December 31, 2004 .........................................    15.68%      184%        $   7,126
June 30, 2003 4 to December 31, 2003 .........................................    19.25%      261%        $   2,114

80 Wells Fargo Advantage Small and Mid Cap Stock Funds      Financial Highlights


                                                   Beginning                    Net Realized    Distributions
                                                   Net Asset        Net        and Unrealized      from Net
                                                   Value Per     Investment      Gain (Loss)      Investment
                                                     Share     Income (Loss)   on Investments       Income
-------------------------------------------------------------------------------------------------------------
ENTERPRISE FUND (continued)
-------------------------------------------------------------------------------------------------------------
Investor Class
November 1, 2006 to October 31, 2007 ...........    $ 29.11      (0.32) 6            8.83            0.00
November 1, 2005 to October 31, 2006 ...........    $ 25.43      (0.33)              4.01            0.00
January 1, 2005 to October 31, 2005 7 ..........    $ 24.95      (0.25) 6            0.73            0.00
January 1, 2004 to December 31, 2004 ...........    $ 21.78      (0.34) 6            3.51            0.00
January 1, 2003 to December 31, 2003 ...........    $ 15.90      (0.30)              6.18            0.00
January 1, 2002 to December 31, 2002 ...........    $ 22.14      (0.28) 6           (5.96)           0.00

MID CAP DISCIPLINED FUND
-------------------------------------------------------------------------------------------------------------
Class A
August 1, 2007 4 to October 31, 2007 ...........    $ 22.85       0.07 6             0.20            0.00

Class C
August 1, 2007 4 to October 31, 2007 ...........    $ 22.85       0.05 6             0.18            0.00

Administrator Class
November 1, 2006 to October 31, 2007 ...........    $ 23.40       0.21 6             1.11           (0.15)
November 1, 2005 to October 31, 2006 ...........    $ 23.25       0.12               3.47           (0.02)
April 11, 2005 4 to October 31, 2005 ...........    $ 21.84       0.05 6             1.36            0.00

Institutional Class
November 1, 2006 to October 31, 2007 ...........    $ 23.47       0.29 6             1.10           (0.19)
November 1, 2005 to October 31, 2006 ...........    $ 23.28       0.20               3.46           (0.05)
April 11, 2005 4 to October 31, 2005 ...........    $ 21.84       0.07 6             1.37            0.00

Investor Class
November 1, 2006 to October 31, 2007 ...........    $ 23.36       0.18 6             1.10           (0.12)
November 1, 2005 to October 31, 2006 ...........    $ 23.23       0.10               3.45            0.00
January 1, 2005 to October 31, 2005 7 ..........    $ 22.34       0.00 5,6           1.07            0.00
January 1, 2004 to December 31, 2004 ...........    $ 20.13       0.06               4.00           (0.05)
January 1, 2003 to December 31, 2003 ...........    $ 14.85       0.02               5.99           (0.02)
January 1, 2002 to December 31, 2002 ...........    $ 17.42       0.01              (2.06)           0.00

OPPORTUNITY FUND
-------------------------------------------------------------------------------------------------------------
Administrator Class
November 1, 2006 to October 31, 2007 ...........    $ 49.05       0.33 6             6.14           (0.22)
November 1, 2005 to October 31, 2006 ...........    $ 47.61       0.19               6.18            0.00
January 1, 2005 to October 31, 2005 ............    $ 46.65      (0.05) 6            1.01            0.00
January 1, 2004 to December 31, 2004 ...........    $ 39.58      (0.14)              7.21            0.00
January 1, 2003 to December 31, 2003 ...........    $ 28.73      (0.06) 6           10.91            0.00
August 30 4, 2002 to December 31, 2002 .........    $ 29.48       0.02              (0.77)           0.00

Advisor Class
November 1, 2006 to October 31, 2007 ...........    $ 47.74       0.24 6             5.94           (0.06)
November 1, 2005 to October 31, 2006 ...........    $ 46.57       0.23               5.87            0.00
January 1, 2005 to October 31, 2005 ............    $ 45.71      (0.12) 6            0.98            0.00
January 1, 2004 to December 31, 2004 ...........    $ 38.94      (0.34)              7.11            0.00
January 1, 2003 to December 31, 2003 ...........    $ 28.37      (0.19) 6           10.76            0.00
January 1, 2002 to December 31, 2002 ...........    $ 38.92      (0.11)            (10.44)           0.00

Investor Class
November 1, 2006 to October 31, 2007 ...........    $ 48.54       0.23 6             6.04           (0.09)
November 1, 2005 to October 31, 2006 ...........    $ 47.29       0.09               6.09            0.00
January 1, 2005 to October 31, 2005 ............    $ 46.40      (0.10) 6            0.99            0.00
January 1, 2004 to December 31, 2004 ...........    $ 39.45      (0.26)              7.21            0.00
January 1, 2003 to December 31, 2003 ...........    $ 28.70      (0.14) 6           10.89            0.00
January 1, 2002 to December 31, 2002 ...........    $ 39.29      (0.08)            (10.51)           0.00

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Highlights      Wells Fargo Advantage Small and Mid Cap Stock Funds 81


                                                                     Ending       Ratio to Average Net Assets (Annualized) 1
                                                   Distributions    Net Asset   -----------------------------------------------
                                                     from Net       Value Per   Net Investment     Gross    Expenses     Net
                                                   Realized Gains     Share      Income (Loss)   Expenses    Waived    Expenses
-------------------------------------------------------------------------------------------------------------------------------
ENTERPRISE FUND (continued)
-------------------------------------------------------------------------------------------------------------------------------
Investor Class
November 1, 2006 to October 31, 2007 ...........        0.00         $ 37.62        (0.96)%        1.59%     (0.02)%     1.57%
November 1, 2005 to October 31, 2006 ...........        0.00         $ 29.11        (1.05)%        1.59%     (0.03)%     1.56%
January 1, 2005 to October 31, 2005 7 ..........        0.00         $ 25.43        (1.23)%        1.69%     (0.04)%     1.65%
January 1, 2004 to December 31, 2004 ...........        0.00         $ 24.95        (1.51)%        1.89%     (0.04)%     1.85%
January 1, 2003 to December 31, 2003 ...........        0.00         $ 21.78        (1.44)%        1.96%     (0.16)%     1.80%
January 1, 2002 to December 31, 2002 ...........        0.00         $ 15.90        (1.51)%        2.02%     (0.06)%     1.96%

MID CAP DISCIPLINED FUND
-------------------------------------------------------------------------------------------------------------------------------
Class A
August 1, 2007 4 to October 31, 2007 ...........        0.00         $ 23.12         1.17%         1.39%     (0.19)%     1.20%

Class C
August 1, 2007 4 to October 31, 2007 ...........        0.00         $ 23.08         0.79%         2.12%     (0.14)%     1.98%

Administrator Class
November 1, 2006 to October 31, 2007 ...........       (1.41)        $ 23.16         0.91%         1.17%     (0.02)%     1.15%
November 1, 2005 to October 31, 2006 ...........       (3.42)        $ 23.40         0.70%         1.20%     (0.05)%     1.15%
April 11, 2005 4 to October 31, 2005 ...........        0.00         $ 23.25         0.36%         1.20%     (0.06)%     1.14%

Institutional Class
November 1, 2006 to October 31, 2007 ...........       (1.41)        $ 23.26         1.23%         0.90%      0.00%      0.90%
November 1, 2005 to October 31, 2006 ...........       (3.42)        $ 23.47         0.93%         0.92%     (0.02)%     0.90%
April 11, 2005 4 to October 31, 2005 ...........        0.00         $ 23.28         0.53%         0.92%     (0.04)%     0.88%

Investor Class
November 1, 2006 to October 31, 2007 ...........       (1.41)        $ 23.11         0.76%         1.52%     (0.21)%     1.31%
November 1, 2005 to October 31, 2006 ...........       (3.42)        $ 23.36         0.53%         1.54%     (0.23)%     1.31%
January 1, 2005 to October 31, 2005 7 ..........       (0.18)        $ 23.23         0.02%         1.51%     (0.17)%     1.34%
January 1, 2004 to December 31, 2004 ...........       (1.80)        $ 22.34         0.36%         1.35%     (0.05)%     1.30%
January 1, 2003 to December 31, 2003 ...........       (0.71)        $ 20.13         0.13%         1.49%     (0.04)%     1.45%
January 1, 2002 to December 31, 2002 ...........       (0.52)        $ 14.85         0.09%         1.48%     (0.01)%     1.47%

OPPORTUNITY FUND
-------------------------------------------------------------------------------------------------------------------------------
Administrator Class
November 1, 2006 to October 31, 2007 ...........       (8.44)        $ 46.86         0.73%         1.18%     (0.14)%     1.04%
November 1, 2005 to October 31, 2006 ...........       (4.93)        $ 49.05         0.48%         1.13%     (0.09)%     1.04%
January 1, 2005 to October 31, 2005 ............        0.00         $ 47.61        (0.14)%        1.13%     (0.10)%     1.03%
January 1, 2004 to December 31, 2004 ...........        0.00         $ 46.65        (0.35)%        1.27%     (0.12)%     1.15%
January 1, 2003 to December 31, 2003 ...........        0.00         $ 39.58        (0.20)%        1.55%     (0.36)%     1.19%
August 30 4, 2002 to December 31, 2002 .........        0.00         $ 28.73         0.21%         1.22%     (0.06)%     1.16%

Advisor Class
November 1, 2006 to October 31, 2007 ...........       (8.44)        $ 45.42         0.55%         1.36%     (0.07)%     1.29%
November 1, 2005 to October 31, 2006 ...........       (4.93)        $ 47.74         0.39%         1.30%     (0.01)%     1.29%
January 1, 2005 to October 31, 2005 ............        0.00         $ 46.57        (0.49)%        1.42%     (0.02)%     1.40%
January 1, 2004 to December 31, 2004 ...........        0.00         $ 45.71        (0.76)%        1.60%     (0.04)%     1.56%
January 1, 2003 to December 31, 2003 ...........        0.00         $ 38.94        (0.58)%        1.56%     (0.01)%     1.55%
January 1, 2002 to December 31, 2002 ...........        0.00         $ 28.37        (0.38)%        1.58%     (0.01)%     1.57%

Investor Class
November 1, 2006 to October 31, 2007 ...........       (8.44)        $ 46.28         0.50%         1.53%     (0.18)%     1.35%
November 1, 2005 to October 31, 2006 ...........       (4.93)        $ 48.54         0.18%         1.47%     (0.12)%     1.35%
January 1, 2005 to October 31, 2005 ............        0.00         $ 47.29        (0.46)%        1.46%     (0.10)%     1.36%
January 1, 2004 to December 31, 2004 ...........        0.00         $ 46.40        (0.55)%        1.39%     (0.04)%     1.35%
January 1, 2003 to December 31, 2003 ...........        0.00         $ 39.45        (0.43)%        1.42%     (0.02)%     1.40%
January 1, 2002 to December 31, 2002 ...........        0.00         $ 28.70        (0.23)%        1.41%     (0.01)%     1.40%


                                                                Portfolio    Net Assets at
                                                      Total      Turnover    End of Period
                                                     Return 2     Rate 3    (000's omitted)
-------------------------------------------------------------------------------------------
ENTERPRISE FUND (continued)
-------------------------------------------------------------------------------------------
Investor Class
November 1, 2006 to October 31, 2007 ...........     29.23%        117%        $  209,651
November 1, 2005 to October 31, 2006 ...........     14.47%        118%        $  192,533
January 1, 2005 to October 31, 2005 7 ..........      1.92%        116%        $  196,077
January 1, 2004 to December 31, 2004 ...........     14.55%        184%        $  260,212
January 1, 2003 to December 31, 2003 ...........     36.98%        261%        $  249,221
January 1, 2002 to December 31, 2002 ...........    (28.18)%       377%        $  224,182

MID CAP DISCIPLINED FUND
-------------------------------------------------------------------------------------------
Class A
August 1, 2007 4 to October 31, 2007 ...........      1.18%        113%         $     104

Class C
August 1, 2007 4 to October 31, 2007 ...........      1.01%        113%         $      10

Administrator Class
November 1, 2006 to October 31, 2007 ...........      5.75%        113%         $ 119,079
November 1, 2005 to October 31, 2006 ...........     17.47%        125%         $  97,014
April 11, 2005 4 to October 31, 2005 ...........      6.46%         94%         $  54,344

Institutional Class
November 1, 2006 to October 31, 2007 ...........      6.04%        113%         $ 157,342
November 1, 2005 to October 31, 2006 ...........     17.77%        125%         $ 137,471
April 11, 2005 4 to October 31, 2005 ...........      6.59%         94%         $ 116,867

Investor Class
November 1, 2006 to October 31, 2007 ...........      5.58%        113%         $ 839,228
November 1, 2005 to October 31, 2006 ...........     17.26%        125%         $ 756,815
January 1, 2005 to October 31, 2005 7 ..........      4.83%         94%         $ 535,900
January 1, 2004 to December 31, 2004 ...........     21.18%         62%         $ 676,333
January 1, 2003 to December 31, 2003 ...........     40.66%        252%         $ 314,764
January 1, 2002 to December 31, 2002 ...........    (11.78)%       431%         $ 155,411

OPPORTUNITY FUND
-------------------------------------------------------------------------------------------
Administrator Class
November 1, 2006 to October 31, 2007 ...........     15.17%         56%         $ 151,776
November 1, 2005 to October 31, 2006 ...........     14.15%         39%         $ 167,560
January 1, 2005 to October 31, 2005 ............      2.06%         35%         $ 131,102
January 1, 2004 to December 31, 2004 ...........     17.86%         42%         $   1,337
January 1, 2003 to December 31, 2003 ...........     37.77%         60%         $     145
August 30 4, 2002 to December 31, 2002 .........     (2.54)%        71%         $     634

Advisor Class
November 1, 2006 to October 31, 2007 ...........     14.89%         56%         $  44,558
November 1, 2005 to October 31, 2006 ...........     13.86%         39%         $  51,489
January 1, 2005 to October 31, 2005 ............      1.88%         35%         $ 119,986
January 1, 2004 to December 31, 2004 ...........     17.39%         42%         $ 137,439
January 1, 2003 to December 31, 2003 ...........     37.26%         60%         $ 140,500
January 1, 2002 to December 31, 2002 ...........    (27.11)%        71%         $ 103,924

Investor Class
November 1, 2006 to October 31, 2007 ...........     14.81%         56%       $ 1,721,922
November 1, 2005 to October 31, 2006 ...........     13.81%         39%       $ 1,834,134
January 1, 2005 to October 31, 2005 ............      1.92%         35%       $ 1,938,610
January 1, 2004 to December 31, 2004 ...........     17.62%         42%       $ 2,389,496
January 1, 2003 to December 31, 2003 ...........     37.46%         60%       $ 2,709,452
January 1, 2002 to December 31, 2002 ...........    (26.95)%        71%       $ 2,506,990

82 Wells Fargo Advantage Small and Mid Cap Stock Funds      Financial Highlights


                                                                   Beginning                    Net Realized    Distributions
                                                                   Net Asset        Net        and Unrealized     from Net
                                                                   Value Per    Investment       Gain (Loss)     Investment
                                                                     Share     Income (Loss)   on Investments      Income
-----------------------------------------------------------------------------------------------------------------------------
SMALL CAP DISCIPLINED FUND
-----------------------------------------------------------------------------------------------------------------------------
Administrator Class
November 1, 2006 to October 31, 2007 ...........................    $ 18.11        0.11 6           0.75            0.00
November 1, 2005 to October 31, 2006 ...........................    $ 16.07        0.01 6           2.81            0.00
April 11, 2005 4  to October 31, 2005 ..........................    $ 15.99       (0.01)            0.09            0.00

Institutional Class
November 1, 2006 to October 31, 2007 ...........................    $ 18.16        0.15 6           0.75            0.00
November 1, 2005 to October 31, 2006 ...........................    $ 16.09        0.03 6           2.82            0.00
April 11, 2005 4  to October 31, 2005 ..........................    $ 15.99        0.00             0.10            0.00

Investor Class
November 1, 2006 to October 31, 2007 ...........................    $ 18.00        0.05 6           0.74            0.00
November 1, 2005 to October 31, 2006 ...........................    $ 16.04       (0.06) 6          2.80            0.00
January 1, 2005 to October 31, 2005 ............................    $ 16.70       (0.07)           (0.38)           0.00
January 1, 2004 to December 31, 2004 ...........................    $ 13.91       (0.06)            3.75            0.00
January 1, 2003 to December 31, 2003 ...........................    $  9.12       (0.05)            5.71            0.00
March 28, 2002 4  to December 31, 2002 .........................    $ 10.00       (0.05)           (0.83)           0.00

SMALL/MID CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------
Class A
August 1, 2007 4  to October 31, 2007 ..........................    $ 17.09       (0.02) 6          1.12            0.00

Class C
August 1, 2007 4  to October 31, 2007 ..........................    $ 17.09       (0.06) 6          1.12            0.00

Administrator Class
November 1, 2006 to October 31, 2007 ...........................    $ 16.45       (0.05) 6          2.20            0.00
November 1, 2005 to October 31, 2006 ...........................    $ 14.65        0.00             2.12            0.00
April 11, 2005 4  to October 31, 2005 ..........................    $ 13.22        0.00             1.43            0.00

Institutional Class
November 1, 2006 to October 31, 2007 ...........................    $ 16.45       (0.03) 6          2.21            0.00
August 31, 2006 4  to October 31, 2006 .........................    $ 16.01        0.01             0.43            0.00

Investor Class
November 1, 2006 to October 31, 2007 ...........................    $ 16.34       (0.12) 6          2.19            0.00
November 1, 2005 to October 31, 2006 ...........................    $ 14.62       (0.01)            2.05            0.00
January 1, 2005 to October 31, 2005 ............................    $ 13.83       (0.08)            1.22            0.00
January 1, 2004 to December 31, 2004 ...........................    $ 12.01       (0.13)            2.43            0.00
January 1, 2003 to December 31, 2003 ...........................    $  7.58       (0.03)            4.46            0.00
March 28, 2002 4  to December 31, 2002 .........................    $ 10.00       (0.04)           (2.38)           0.00

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Highlights      Wells Fargo Advantage Small and Mid Cap Stock Funds 83


                                                                          Ending        Ratio to Average Net Assets (Annualized) 1
                                                         Distributions   Net Asset   -----------------------------------------------
                                                           from Net      Value Per   Net Investment    Gross     Expenses     Net
                                                        Realized Gains     Share      Income (Loss)   Expenses    Waived    Expenses
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP DISCIPLINED FUND
------------------------------------------------------------------------------------------------------------------------------------
Administrator Class
November 1, 2006 to October 31, 2007 ................       (0.87)        $ 18.10         0.58%         1.39%     (0.19)%     1.20%
November 1, 2005 to October 31, 2006 ................       (0.78)        $ 18.11         0.08%         1.39%     (0.19)%     1.20%
April 11, 2005 4  to October 31, 2005 ...............        0.00         $ 16.07        (0.30)%        1.45%     (0.21)%     1.24%

Institutional Class
November 1, 2006 to October 31, 2007 ................       (0.87)        $ 18.19         0.84%         1.12%     (0.12)%     1.00%
November 1, 2005 to October 31, 2006 ................       (0.78)        $ 18.16         0.20%         1.11%     (0.11)%     1.00%
April 11, 2005 4  to October 31, 2005 ...............        0.00         $ 16.09         0.08%         1.10%     (0.52)%     0.58%

Investor Class
November 1, 2006 to October 31, 2007 ................       (0.87)        $ 17.92         0.26%         1.74%     (0.21)%     1.53%
November 1, 2005 to October 31, 2006 ................       (0.78)        $ 18.00        (0.37)%        1.73%     (0.12)%     1.61%
January 1, 2005 to October 31, 2005 .................       (0.21)        $ 16.04        (0.57)%        1.73%     (0.11)%     1.62%
January 1, 2004 to December 31, 2004 ................       (0.90)        $ 16.70        (0.55)%        1.65%     (0.06)%     1.59%
January 1, 2003 to December 31, 2003 ................       (0.87)        $ 13.91        (0.89)%        1.89%     (0.18)%     1.71%
March 28, 2002 4  to December 31, 2002 ..............        0.00         $  9.12        (0.98)%        2.55%     (0.60)%     1.95%

SMALL/MID CAP VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------
Class A
August 1, 2007 4  to October 31, 2007 ...............        0.00         $ 18.19        (0.50)%        1.50%     (0.24)%     1.27%

Class C
August 1, 2007 4  to October 31, 2007 ...............        0.00         $ 18.15        (1.32)%        2.27%     (0.17)%     2.10%

Administrator Class
November 1, 2006 to October 31, 2007 ................       (0.23)        $ 18.37        (0.30)%        1.37%     (0.22)%     1.15%
November 1, 2005 to October 31, 2006 ................       (0.32)        $ 16.45         0.08%         1.43%     (0.28)%     1.15%
April 11, 2005 4  to October 31, 2005 ...............        0.00         $ 14.65        (0.18)%        1.48%     (0.24)%     1.24%

Institutional Class
November 1, 2006 to October 31, 2007 ................       (0.23)        $ 18.40        (0.18)%        1.10%     (0.16)%     0.94%
August 31, 2006 4  to October 31, 2006 ..............        0.00         $ 16.45         0.53%         1.04%     (0.15)%     0.89%

Investor Class
November 1, 2006 to October 31, 2007 ................       (0.23)        $ 18.18        (0.68)%        1.73%     (0.21)%     1.52%
November 1, 2005 to October 31, 2006 ................       (0.32)        $ 16.34        (0.33)%        1.78%     (0.21)%     1.57%
January 1, 2005 to October 31, 2005 .................       (0.35)        $ 14.62        (1.01)%        1.95%     (0.25)%     1.70%
January 1, 2004 to December 31, 2004 ................       (0.48)        $ 13.83        (1.30)%        2.06%     (0.30)%     1.76%
January 1, 2003 to December 31, 2003 ................        0.00         $ 12.01        (0.55)%        2.86%     (1.06)%     1.80%
March 28, 2002 4  to December 31, 2002 ..............        0.00         $  7.58        (0.74)%        3.56%     (1.64)%     1.92%

                                                                                           Portfolio    Net Assets at
                                                                                 Total     Turnover     End of Period
                                                                                Return 2    Rate 3     (000's omitted)
----------------------------------------------------------------------------------------------------------------------
SMALL CAP DISCIPLINED FUND
----------------------------------------------------------------------------------------------------------------------
Administrator Class
November 1, 2006 to October 31, 2007 ........................................     4.84%        97%        $  12,548
November 1, 2005 to October 31, 2006 ........................................    18.17%       100%        $   5,999
April 11, 2005 4  to October 31, 2005 .......................................     0.50%        56%        $   1,141

Institutional Class
November 1, 2006 to October 31, 2007 ........................................     5.05%        97%        $ 114,345
November 1, 2005 to October 31, 2006 ........................................    18.34%       100%        $  63,905
April 11, 2005 4  to October 31, 2005 .......................................     0.63%        56%        $   2,162

Investor Class
November 1, 2006 to October 31, 2007 ........................................     4.46%        97%        $ 384,047
November 1, 2005 to October 31, 2006 ........................................    17.68%       100%        $ 356,484
January 1, 2005 to October 31, 2005 .........................................    (2.71)%       56%        $ 172,013
January 1, 2004 to December 31, 2004 ........................................    27.04%        41%        $ 135,287
January 1, 2003 to December 31, 2003 ........................................    62.53%       156%        $  39,549
March 28, 2002 4  to December 31, 2002 ......................................    (8.80)%      201%        $   7,871

SMALL/MID CAP VALUE FUND
----------------------------------------------------------------------------------------------------------------------
Class A
August 1, 2007 4  to October 31, 2007 .......................................     6.44%        89%        $     444

Class C
August 1, 2007 4  to October 31, 2007 .......................................     6.20%        89%        $      45

Administrator Class
November 1, 2006 to October 31, 2007 ........................................    13.24%        89%        $  41,988
November 1, 2005 to October 31, 2006 ........................................    14.66%        56%        $  75,172
April 11, 2005 4  to October 31, 2005 .......................................    10.82%        80%        $  31,613

Institutional Class
November 1, 2006 to October 31, 2007 ........................................    13.42%        89%        $   2,902
August 31, 2006 4  to October 31, 2006 ......................................     2.75%        56%        $      10

Investor Class
November 1, 2006 to October 31, 2007 ........................................    12.83%        89%        $ 169,624
November 1, 2005 to October 31, 2006 ........................................    14.13%        56%        $ 150,180
January 1, 2005 to October 31, 2005 .........................................     8.45%        80%        $  37,526
January 1, 2004 to December 31, 2004 ........................................    19.37%       133%        $  17,678
January 1, 2003 to December 31, 2003 ........................................    58.44%       132%        $   8,725
March 28, 2002 4  to December 31, 2002 ......................................   (24.20)%      108%        $   2,509

84 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                                   Notes to Financial Statements


1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at October 31, 2007, was comprised of 113 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Discovery Fund, Enterprise Fund, Mid Cap Disciplined Fund, Opportunity Fund, Small Cap Disciplined Fund, and Small/Mid Cap Value Fund. Each Fund is a diversified series of the Trust.

The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign securities as is discussed in the Performance Highlights for those Funds. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent a focus in such investments.

Under the Trust's organizational documents, their officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by

Notes to Financial Statements

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 85


the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

AFFILIATE SECURITIES

An affiliate company is a company in which the fund has ownership of at least 5% of the voting securities. Companies that are affiliates of the fund at period-end are noted in the Fund's Schedule of Investments. The following positions were held at October 31, 2007:

----------------------------------------------------------------------------------------------------------------
                                                                                       Unrealized   % of Shares
                                                Shares        Cost      Market Value    Gain/Loss    Outstanding
----------------------------------------------------------------------------------------------------------------
SMALL CAP DISCIPLINED FUND
----------------------------------------------------------------------------------------------------------------
   Playboy Enterprises Incorporated Class B   1,500,000   $15,522,555   $ 16,800,000   $1,277,445           5.28%
----------------------------------------------------------------------------------------------------------------
SMALL/MID CAP VALUE FUND
----------------------------------------------------------------------------------------------------------------
   Allied Healthcare Products Incorporated      446,036   $ 2,342,861   $  2,966,139   $  623,278           5.66%
----------------------------------------------------------------------------------------------------------------
   Encorium Group Incorporated                1,858,755     4,832,661      4,944,288      111,627           9.38%
----------------------------------------------------------------------------------------------------------------

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

86 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                                   Notes to Financial Statements


For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

At October 31, 2007, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and
Liabilities:

-----------------------------------------------------------------------------------------------------
                                            Undistributed Net   Undistributed Net
FUND                                        Investment Income   Realized Gain/Loss   Paid-in Capital
-----------------------------------------------------------------------------------------------------
DISCOVERY FUND                                 $ 2,827,956         $(2,827,956)       $         0
-----------------------------------------------------------------------------------------------------
ENTERPRISE FUND                                  2,168,256                   0         (2,168,256)
-----------------------------------------------------------------------------------------------------
MID CAP DISCIPLINED FUND                          (110,267)            110,267                  0
-----------------------------------------------------------------------------------------------------
OPPORTUNITY FUND                                 9,124,736          (9,124,736)                 0
-----------------------------------------------------------------------------------------------------
SMALL CAP DISCIPLINED FUND                         766,365            (766,365)                 0
-----------------------------------------------------------------------------------------------------
SMALL/MID CAP VALUE FUND                            85,543             (85,543)                 0
-----------------------------------------------------------------------------------------------------

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at October 31, 2007.

At October 31, 2007, the Fund's net capital loss carryforwards, which are available to offset future net realized capital gains, were:

--------------------------------------------------------------------------------
                                                                   Capital Loss
FUND                                             Expiration Year   Carryforwards
--------------------------------------------------------------------------------
ENTERPRISE FUND                                        2009         $121,695,782
                                                       2010           64,764,000

FUTURES CONTRACTS

The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At October 31, 2007, there were no open futures contracts.

Notes to Financial Statements

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 87


SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked daily while collateral supporting loans of U.S. Government securities is remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loans plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities (reduced from 30% effective September 1, 2007) and incurs all expenses. The value of the securities on loan and the value of the related collateral at October 31, 2007, are shown on the Statements of Assets and Liabilities.

SWAP CONTRACTS

The Funds may enter into various hedging transactions, such as interest rate swaps to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments, e.g., an exchange of floating-rate payments for fixed rate payments. The Funds record as an increase or decrease to realized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates or index values.

As of October 31, 2007, the following Funds had open swap contracts:

-----------------------------------------------------------------------------------------------------------------------------------
                        Swap            Notional      Interest Rate/           InterestRate/             Maturity    Net Unrealized
FUND                Counter Party      Principal     Index Received            Index Paid                  Date        Gain/(Loss)
-----------------------------------------------------------------------------------------------------------------------------------
OPPORTUNITY FUND   Lehman Brothers   $ 18,017,750     Market Value            Notional Amount x         04/16/2008    $  (376,472)
                       Finance                        Appreciation          (3 Months USD LIBOR)
                                                      on Customize           plus Market Value
                                                      Stock Index*            Appreciation on
                                                                          Customized Stock Index*
-----------------------------------------------------------------------------------------------------------------------------------
OPPORTUNITY FUND   Lehman Brothers   $ 35,857,175     Market Value            Notional Amount x         07/09/2008    $(3,409,900)
                       Finance                        Appreciation        (3 Months USD LIBOR
                                                      on Customize       plus 30 bps) plus Market
                                                      Stock Index**       Value Appreciation on
                                                                         Customized Stock Index**
-----------------------------------------------------------------------------------------------------------------------------------
OPPORTUNITY FUND   Lehman Brothers   $ 38,184,759     Market Value            Notional Amount x         11/03/2008    $ 7,385,578
                       Finance                        Appreciation        (3 Months USD LIBOR
                                                      on Customize       plus 30 bps) plus Market
                                                      Stock Index***      Value Appreciation on
                                                                        Customized Stock Index***
-----------------------------------------------------------------------------------------------------------------------------------
OPPORTUNITY FUND   Lehman Brothers   $ 10,143,178     Market Value            Notional Amount x         10/07/2008    $  (214,821)
                       Finance                        Appreciation        (3 Months USD LIBOR
                                                      on Customize       plus 30 bps) plus Market
                                                     Stock Index****      Value Appreciation on
                                                                        Customized Stock Index****
-----------------------------------------------------------------------------------------------------------------------------------

* Customized Stock Index consists of the following basket of common stocks valued as of October 31, 2007: Carnival Corporation, Time Warner Incorporated, UnitedHealth Group Incorporated, and Pfizer Incorporated.

** Customized Stock Index consists of the following basket of common stocks valued as of October 31, 2007: Bank of America Incorporated, City National Corporation, Marshall & IIsley Corporation, Synovus Financial Corporation, SunTrust Banks Incorporated, TCF Financial Corporation, US Bancorp, Wachovia Corporation, and Zions Bancorp.

88 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                                   Notes to Financial Statements


*** Customized Stock Index consists of the following basket of common stocks valued as of October 31, 2007: Alcoa Incorporated, Freeport-McMoRan Copper & Gold Incorporated, Rio Tinto plc, Xstrata plc, Newmont Mining Corporation, and BHP Billiton Limited.

**** Customized Stock Index consists of the following basket of common stocks valued as of October 31, 2007: D.R. Horton Incorporated, KB Home, Lennar Corporation, Pulte Homes Incorporated, and Ryland Group Incorporated.

WRITTEN OPTIONS

An option is a right to buy or sell a particular security at a specified price within a limited period of time. The writer of the option, in return for a premium received from the seller, has the obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the option's value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds or amount paid on the closing transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

Risks could arise from entering into written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

Written options transactions for the year ended October 31, 2007, were as follows:

----------------------------------------------------------------------------------------------------------------
                                                       OPPORTUNITY FUND              SMALL/MID CAP VALUE FUND
                                              --------------------------------    ------------------------------
CALL OPTIONS WRITTEN                          Contracts      Premiums Received    Contracts   Premiums Received
----------------------------------------------------------------------------------------------------------------
Options at beginning of period                 (14,924)         $(2,033,956)        (1,385)      $ (732,672)
----------------------------------------------------------------------------------------------------------------
Options written                                (26,731)          (3,730,271)        (4,856)      (2,579,083)
----------------------------------------------------------------------------------------------------------------
Options terminated in closing transactions           0                    0          5,408        2,922,001
----------------------------------------------------------------------------------------------------------------
Options expired                                 15,624            1,857,108            380           96,368
----------------------------------------------------------------------------------------------------------------
Options exercised                               25,131            3,619,123            128           26,887
----------------------------------------------------------------------------------------------------------------
Options at end of period                          (900)         $  (287,996)          (325)      $ (266,499)
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                                                     SMALL/MID CAP VALUE FUND
                                                                                  ------------------------------
PUT OPTIONS WRITTEN                                                               Contracts   Premiums Received
----------------------------------------------------------------------------------------------------------------
Options at beginning of period                                                         0          $       0
----------------------------------------------------------------------------------------------------------------
Options written                                                                     (700)          (187,413)
----------------------------------------------------------------------------------------------------------------
Options terminated in closing transactions                                           200             42,614
----------------------------------------------------------------------------------------------------------------
Options expired                                                                        0                  0
----------------------------------------------------------------------------------------------------------------
Options exercised                                                                      0                  0
----------------------------------------------------------------------------------------------------------------
Options at end of period                                                            (500)        $ (144,799)
----------------------------------------------------------------------------------------------------------------

Open written call and put option contracts as of October 31, 2007, are disclosed in the Portfolio of Investments.

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by Funds Management and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

Notes to Financial Statements

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 89


                                                     Advisory                                           Subadvisory
                                                    Fees (% of                                           Fees (% of
                                  Average Daily   Average Daily                      Average Daily    Average Daily
FUND                                 Net Assets    Net Assets)      Subadviser        Net Assets        Net Assets)
--------------------------------------------------------------------------------------------------------------------
DISCOVERY FUND               First $500 million       0.750       Wells Capital   First $100 million       0.450
                              Next $500 million       0.700         Management     Next $100 million       0.400
                                Next $2 billion       0.650                        Over $200 million       0.350
                                Next $2 billion       0.625
                                Over $5 billion       0.600
--------------------------------------------------------------------------------------------------------------------
ENTERPRISE FUND              First $500 million       0.750       Wells Capital   First $100 million       0.450
                              Next $500 million       0.700         Management     Next $100 million       0.400
                                Next $2 billion       0.650                        Over $200 million       0.300
                                Next $2 billion       0.625
                                Over $5 billion       0.600
--------------------------------------------------------------------------------------------------------------------
MID CAP DISCIPLINED FUND     First $500 million       0.750       Wells Capital   First $100 million       0.450
                              Next $500 million       0.700         Management     Next $100 million       0.400
                                Next $2 billion       0.650                        Over $200 million       0.300
                                Next $2 billion       0.625
                                Over $5 billion       0.600
--------------------------------------------------------------------------------------------------------------------
OPPORTUNITY FUND             First $500 million       0.750       Wells Capital   First $100 million       0.450
                              Next $500 million       0.700         Management     Next $100 million       0.400
                                Next $2 billion       0.650                        Over $200 million       0.300
                                Next $2 billion       0.625
                                Over $5 billion       0.600
--------------------------------------------------------------------------------------------------------------------
SMALL CAP DISCIPLINED FUND   First $500 million       0.900       Wells Capital   First $100 million       0.550
                              Next $500 million       0.850         Management     Next $100 million       0.500
                                Next $2 billion       0.800                        Over $200 million       0.400
                                Next $2 billion       0.775
                                Over $5 billion       0.750
--------------------------------------------------------------------------------------------------------------------
SMALL/MID CAP VALUE FUND     First $500 million       0.900       Wells Capital   First $100 million       0.450
                              Next $500 million       0.850         Management     Next $100 million       0.400
                                Next $2 billion       0.800                        Over $200 million       0.350
                                Next $2 billion       0.775
                                Over $5 billion       0.750
--------------------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

-----------------------------------------------------------------------------------------------------------------------
                                                                                                        Administration
                                                                                                             Fees
                                                                                     Average Daily      (% of Average
                                                                                       Net Assets     Daily Net Assets)
-----------------------------------------------------------------------------------------------------------------------
Fund level                                                                          First $5 billion        0.05
                                                                                     Next $5 billion        0.04
                                                                                    Over $10 billion        0.03
-----------------------------------------------------------------------------------------------------------------------
Class A                                                                             All asset levels        0.28
-----------------------------------------------------------------------------------------------------------------------
Class C                                                                             All asset levels        0.28
-----------------------------------------------------------------------------------------------------------------------
Administrator Class                                                                 All asset levels        0.10
-----------------------------------------------------------------------------------------------------------------------
Advisor Class                                                                       All asset levels        0.28
-----------------------------------------------------------------------------------------------------------------------
Institutional Class                                                                 All asset levels        0.08
-----------------------------------------------------------------------------------------------------------------------
Investor Class                                                                      All asset levels        0.45
-----------------------------------------------------------------------------------------------------------------------

90 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                                   Notes to Financial Statements


The trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

-----------------------------------------------------------------------------------------------------------------------
                                                                                                        % of Average
                                                                                                      Daily Net Assets
-----------------------------------------------------------------------------------------------------------------------
All Small and Mid Cap Stock Funds                                                                           0.02
-----------------------------------------------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                                                                         % of Average
SHARE CLASS                                                                                            Daily Net Assets
-----------------------------------------------------------------------------------------------------------------------
Class A, Class C, Administrator Class, Advisor Class and Investor Class                                     0.25
-----------------------------------------------------------------------------------------------------------------------

For the year ended October 31, 2007, shareholder servicing fees paid were as follows:

FUND                                           Class A     Class C     Administrator      Advisor      Investor
-----------------------------------------------------------------------------------------------------------------------
DISCOVERY FUND                                   $62         $32          $217,792             NA     $  634,416
-----------------------------------------------------------------------------------------------------------------------
ENTERPRISE FUND                                   NA          NA             8,542       $  4,195        491,367
-----------------------------------------------------------------------------------------------------------------------
MID CAP DISCIPLINED FUND                          34           6           322,714             NA      2,389,651
-----------------------------------------------------------------------------------------------------------------------
OPPORTUNITY FUND                                  NA          NA           365,963        119,949      4,472,647
-----------------------------------------------------------------------------------------------------------------------
SMALL CAP DISCIPLINED FUND                        NA          NA            31,832             NA        987,238
-----------------------------------------------------------------------------------------------------------------------
Small/Mid Cap Value Fund                          54          17           118,922             NA        419,001
-----------------------------------------------------------------------------------------------------------------------

OTHER FEES

PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

Funds Management waived fees or reimbursed expenses proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. Funds Management has contractually committed through February 28, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Net operating expense ratios in effect for the year ended October 31, 2007, were as follows:

-----------------------------------------------------------------------------------------------------------------
                                                       Net Operating Expense Ratios
                                                       ----------------------------
FUND                            Class A      Class C    Administrator      Advisor     Institutional     Investor
-----------------------------------------------------------------------------------------------------------------
DISCOVERY FUND                   1.33%       2.08%          1.15%             NA          0.95%           1.38%
-----------------------------------------------------------------------------------------------------------------
ENTERPRISE FUND                    NA          NA           1.15%           1.40%         0.90%           1.57%
-----------------------------------------------------------------------------------------------------------------
MID CAP DISCIPLINED FUND         1.25%       2.00%          1.15%             NA          0.90%           1.31%
-----------------------------------------------------------------------------------------------------------------
OPPORTUNITY FUND                   NA          NA           1.04%           1.29%           NA            1.35%
-----------------------------------------------------------------------------------------------------------------
SMALL CAP DISCIPLINED FUND         NA          NA           1.20%             NA          1.00%           1.49%*
-----------------------------------------------------------------------------------------------------------------
SMALL/MID CAP VALUE FUND         1.40%       2.15%          1.15%             NA          0.95%           1.49%**
-----------------------------------------------------------------------------------------------------------------

Notes to Financial Statements

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 91


* Effective March 1, 2007, the expense cap for Small Cap Disciplined Fund - Investor class changed from 1.61% to 1.49%. The blended expense cap as of October 31, 2007 is 1.53%.

** Effective March 1, 2007, the expense cap for Small/Mid Cap Value Fund - Investor class changed from 1.57% to 1.49%. The blended expense cap as of October 31, 2007 is 1.52%.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the year ended October 31, 2007, were as follows:

----------------------------------------------------------------------------------------------------------------------------------
FUND                                                                        Purchases at Cost                       Sales Proceeds
----------------------------------------------------------------------------------------------------------------------------------
DISCOVERY FUND                                                                $  478,799,428                        $  444,134,974
----------------------------------------------------------------------------------------------------------------------------------
ENTERPRISE FUND                                                                  352,810,004                           317,556,627
----------------------------------------------------------------------------------------------------------------------------------
MID CAP DISCIPLINED FUND                                                       1,492,003,804                         1,232,804,038
----------------------------------------------------------------------------------------------------------------------------------
OPPORTUNITY FUND                                                               1,017,722,453                         1,229,730,894
----------------------------------------------------------------------------------------------------------------------------------
SMALL CAP DISCIPLINED FUND                                                       541,536,445                           426,227,304
----------------------------------------------------------------------------------------------------------------------------------
SMALL/MID CAP VALUE FUND                                                         189,344,691                           216,461,853
----------------------------------------------------------------------------------------------------------------------------------

5. BANK BORROWINGS

Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the year ended October 31, 2007, there were no borrowings by any of the Funds under this agreement.

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended October 31, 2007, and October 31, 2006, was as follows:

----------------------------------------------------------------------------------------------------------------------------------
                                                   Ordinary Income          Long-term Capital Gain                Total
                                             -------------------------   ---------------------------   ---------------------------
FUND                                             2007          2006          2007           2006           2007           2006
----------------------------------------------------------------------------------------------------------------------------------
DISCOVERY FUND                               $         0   $ 3,476,937   $ 14,930,552   $ 11,439,223   $ 14,930,552   $ 14,916,160
----------------------------------------------------------------------------------------------------------------------------------
MID CAP DISCIPLINED FUND                      43,956,516    66,772,096     26,558,671     37,814,136     70,515,187    104,586,232
----------------------------------------------------------------------------------------------------------------------------------
OPPORTUNITY FUND                              54,086,988    25,090,800    300,061,215    200,100,853    354,148,203    225,191,653
----------------------------------------------------------------------------------------------------------------------------------
SMALL CAP DISCIPLINED FUND                    14,722,620     7,784,848      6,569,519      2,443,841     21,292,139     10,228,689
----------------------------------------------------------------------------------------------------------------------------------
SMALL/MID CAP VALUE FUND                       1,509,327       618,970      1,793,482      1,177,008      3,302,809      1,795,978
----------------------------------------------------------------------------------------------------------------------------------

As of October 31, 2007, the components of distributable earnings on a tax basis are shown on the table below. The difference between book basis and tax basis appreciation is attributable to tax deferral of losses on wash sales and different book and tax treatment of the exchange in share class of investments in mutual funds.

-----------------------------------------------------------------------------------------------------------------------------------
                                                       Undistributed  Undistributed    Unrealized
                                                          Ordinary      Long-Term     Appreciation    Capital Loss
FUND                                                       Income          Gain      (Depreciation)   Carryforward       Total
-----------------------------------------------------------------------------------------------------------------------------------
DISCOVERY FUND                                          $ 19,890,057   $ 44,267,166    $ 78,536,822  $           0   $ 142,694,045
-----------------------------------------------------------------------------------------------------------------------------------
ENTERPRISE FUND                                                    0              0      59,759,135   (186,459,782)   (126,700,647)
-----------------------------------------------------------------------------------------------------------------------------------
MID CAP DISCIPLINED FUND                                  29,043,772     65,216,220      50,193,150              0     144,453,142
-----------------------------------------------------------------------------------------------------------------------------------
OPPORTUNITY FUND                                         107,945,233    178,064,347     361,810,172              0     647,819,752
-----------------------------------------------------------------------------------------------------------------------------------
SMALL CAP DISCIPLINED FUND                                16,762,479     19,967,468      11,548,935              0      48,278,882
-----------------------------------------------------------------------------------------------------------------------------------
SMALL/MID CAP VALUE FUND                                   2,112,876     17,283,403      19,757,057              0      39,153,336
-----------------------------------------------------------------------------------------------------------------------------------

92 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                                   Notes to Financial Statements


7. LEGAL AND REGULATORY MATTERS

In 2004, the predecessor Strong Funds' prior investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling $35 million by May 2009. Funds management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

8. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. As of October 31, 2007, Funds Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, Funds Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Report of Independent Registered Public Accounting Firm

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 93


BOARD OF TRUSTEES AND SHAREHOLDERS OF
WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Discovery Fund, Enterprise Fund, Mid Cap Disciplined Fund, Opportunity Fund, Small Cap Disciplined Fund, and Small/Mid Cap Value Fund, (the "Funds"), six of the funds constituting the Wells Fargo Funds Trust, as of October 31, 2007, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two year period then ended and the financial highlights for each of the years or periods in the four year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Funds for each of the years or periods ended December 31, 2003, and prior, were audited by other auditors whose report dated February 3, 2004 expressed an opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with custodians and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned funds of the Wells Fargo Funds Trust as of October 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two year period then ended and the financial highlights for the periods indicated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

                                                       /s/ KPMG LLP

Philadelphia, Pennsylvania
December 21, 2007

94 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                                   Other Information (Unaudited)


PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds'Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at WWW.SEC.GOV.

TAX INFORMATION

Pursuant to Section 871(k)(1)(c) of the Code, the Fund(s) designate the following amount(s) of their income dividends paid during the year ended October 31, 2007, as interest-related dividends:

--------------------------------------------------------------------------------
                                                                Interest-Related
FUND                                                                Dividends
--------------------------------------------------------------------------------
MID CAP DISCIPLINED FUND                                          $    1,381,830
--------------------------------------------------------------------------------
OPPORTUNITY FUND                                                       1,192,320
--------------------------------------------------------------------------------

Pursuant to Section 871(k)(2)(c) of the Internal Revenue Code, the Fund(s) listed below designates the following amounts as short-term capital gain dividends for the year ended October 31, 2007:

--------------------------------------------------------------------------------
                                                                     Short-Term
FUND                                                                Capital Gain
--------------------------------------------------------------------------------
MID CAP DISCIPLINED FUND                                            $ 37,631,678
--------------------------------------------------------------------------------
OPPORTUNITY FUND                                                      49,304,169
--------------------------------------------------------------------------------
SMALL CAP DISCIPLINED FUND                                            14,722,620
--------------------------------------------------------------------------------
SMALL/MID CAP VALUE FUND                                               1,509,327
--------------------------------------------------------------------------------

Pursuant to Section 1(h)(11) of the Internal Revenue Code, the Funds listed below designate the following amounts of their income dividends paid during the year ended October 31, 2007 as qualified dividend income (QDI):

--------------------------------------------------------------------------------
FUND                                                                    QDI
--------------------------------------------------------------------------------
MID CAP DISCIPLINED FUND                                            $ 12,208,239
--------------------------------------------------------------------------------
OPPORTUNITY FUND                                                      23,023,464
--------------------------------------------------------------------------------
SMALL CAP DISCIPLINED FUND                                             1,552,428
--------------------------------------------------------------------------------
SMALL/MID CAP VALUE FUND                                               1,267,528
--------------------------------------------------------------------------------

Pursuant to Section 852(b)(3) of the Internal Revenue Code, the following funds designate the amounts listed below as a long-term capital gain distribution for the year ended October 31, 2007:

--------------------------------------------------------------------------------
                                                                    Capital Gain
FUND                                                                  Dividend
--------------------------------------------------------------------------------
DISCOVERY FUND                                                      $ 14,930,552
--------------------------------------------------------------------------------
MID CAP DISCIPLINED FUND                                              26,558,671
--------------------------------------------------------------------------------
OPPORTUNITY FUND                                                     300,061,215
--------------------------------------------------------------------------------
SMALL CAP DISCIPLINED FUND                                             6,569,519
--------------------------------------------------------------------------------
SMALL/MID CAP VALUE FUND                                               1,793,482
--------------------------------------------------------------------------------

Other Information (Unaudited)

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 95


Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Funds listed below designates a percentage of its ordinary income dividends distributed during the year ended October 31, 2007 as qualifying for the corporate dividends-received deduction:

--------------------------------------------------------------------------------
                                                              Ordinary Income
FUND                                                       Dividend Distribution
--------------------------------------------------------------------------------
MID CAP DISCIPLINED FUND                                           27.12%
--------------------------------------------------------------------------------
OPPORTUNITY FUND                                                   54.71%
--------------------------------------------------------------------------------
SMALL CAP DISCIPLINED FUND                                         11.72%
--------------------------------------------------------------------------------
SMALL/MID CAP VALUE FUND                                           48.27%
--------------------------------------------------------------------------------

96 Wells Fargo Advantage Small and Mid Cap Stock Funds

                                                   Other Information (Unaudited)


PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information 1 of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 149 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                       Position Held and
Name and Age           Length of Service 2        Principal Occupations During Past Five Years                   Other Directorships
------------------------------------------------------------------------------------------------------------------------------------
Thomas S. Goho         Trustee, since 1987        Education Consultant to the Director of the Institute for      None
65                                                Executive Education of the Babcock Graduate School of
                                                  Management of Wake Forest University. Prior thereto, the
                                                  Thomas Goho Chair of Finance of Wake Forest University,
                                                  Calloway School of Business and Accountancy, from 2006-2007 and Associate Professor of Finance from 1999-2005.
------------------------------------------------------------------------------------------------------------------------------------
Peter G. Gordon        Trustee, since 1998        Chairman, CEO and Co-Founder of Crystal Geyser Water Company   None
65                     (Chairman since 2005)      and President of Crystal Geyser Roxane Water Company.
                       (Lead Trustee since 2001)
------------------------------------------------------------------------------------------------------------------------------------
Richard M. Leach       Trustee, since 1987        Retired. Prior thereto, President of Richard M. Leach          None
74                                                Associates (a financial consulting firm).
------------------------------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell     Trustee, since 2006        Professor of Insurance and Risk Management, Wharton School,    None
54                                                University of Pennsylvania. Director of the Boettner Center
                                                  on Pensions and Retirement Research. Research Associate and
                                                  Board Member, Penn Aging Research Center. Research Associate,
                                                  National Bureau of Economic Research.
------------------------------------------------------------------------------------------------------------------------------------
Timothy J. Penny       Trustee, since 1996        Senior Counselor to the public relations firm of Himle-        None
55                                                Horner and Senior Fellow at the Humphrey Institute,
                                                  Minneapolis, Minnesota (a public policy organization).
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Willeke      Trustee, since 1996        Principal of the law firm of Willeke & Daniels.                None
67
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE 3

------------------------------------------------------------------------------------------------------------------------------------
                       Position Held and
Name and Age           Length of Service 2        Principal Occupations During Past Five Years                   Other Directorships
------------------------------------------------------------------------------------------------------------------------------------
J. Tucker Morse        Trustee, since 1987        Private Investor/Real Estate Developer. Prior thereto,         None
63                                                Chairman of Whitepoint Capital, LLC until 2004.
------------------------------------------------------------------------------------------------------------------------------------

Other Information (Unaudited)

                          Wells Fargo Advantage Small and Mid Cap Stock Funds 97


OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                       Position Held and
Name and Age           Length of Service 2         Principal Occupations During Past Five Years                  Other Directorships
------------------------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch       President, since 2003       Executive Vice President of Wells Fargo Bank, N.A. and        None
48                                                 President of Wells Fargo Funds Management, LLC since 2003.
                                                   Senior Vice President and Chief Administrative Officer of
                                                   Wells Fargo Funds Management, LLC from 2001 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
C. David Messman       Secretary, since 2000;      Senior Vice President and Secretary of Wells Fargo Funds      None
47                     Chief Legal Counsel         Management, LLC since 2001. Vice President and Managing
                       since 2003                  Senior Counsel of Wells Fargo Bank, N.A. since 1996.
------------------------------------------------------------------------------------------------------------------------------------
Stephen W. Leonhardt   Treasurer, since 2007       Vice President and Manager of Fund Accounting, Reporting and  None
48                                                 Tax for Wells Fargo Funds Management, LLC since 2007. From
                                                   2002 to 2004, Controller for Sungard Transaction Networks.
                                                   Chief Operating Officer for UMB Fund Services, Inc. from
                                                   2004 to 2005. Director of Fund Administration and SEC
                                                   Reporting for TIAA-CREF from 2005 to 2007.
------------------------------------------------------------------------------------------------------------------------------------
Dorothy A. Peters      Chief Compliance Officer,   Head of Mutual Fund Compliance for Wells Fargo Bank and        None
45                     since 2004                  Wells Fargo Funds Management, LLC from 1995 to 2002; Chief
                                                   Compliance Officer of Wells Fargo Funds Management, LLC
                                                   since 2004.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 The Statement of Additional Information includes additional information about the Funds'Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds'Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

2 Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

3 As of October 31, 2007, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

98 Wells Fargo Advantage Small and Mid Cap Stock Funds     List of Abbreviations


The following is a list of common abbreviations for terms and entities which may have appeared in this report.

      ABAG  -- Association of Bay Area Governments
      ADR   -- American Depositary Receipt
      AMBAC -- American Municipal Bond Assurance Corporation
      AMT   -- Alternative Minimum Tax
      ARM   -- Adjustable Rate Mortgages
      BART  -- Bay Area Rapid Transit
      CDA   -- Community Development Authority
      CDO   -- Collateralized Debt Obligation
      CDSC  -- Contingent Deferred Sales Charge
      CGIC  -- Capital Guaranty Insurance Company
      CGY   -- Capital Guaranty Corporation
      COP   -- Certificate of Participation
      CP    -- Commercial Paper
      CTF   -- Common Trust Fund
      DW&P  -- Department of Water & Power
      DWR   -- Department of Water Resources
      ECFA -- Educational & Cultural Facilities Authority EDFA -- Economic Development Finance Authority
      ETET  -- Eagle Tax-Exempt Trust
      FFCB  -- Federal Farm Credit Bank
      FGIC  -- Financial Guaranty Insurance Corporation
      FHA   -- Federal Housing Authority
      FHAG  -- Federal Housing Agency
      FHLB  -- Federal Home Loan Bank
      FHLMC -- Federal Home Loan Mortgage Corporation
      FNMA  -- Federal National Mortgage Association
      GDR   -- Global Depositary Receipt
      GNMA  -- Government National Mortgage Association
      GO    -- General Obligation
      HCFR  -- Healthcare Facilities Revenue
      HEFA -- Health & Educational Facilities Authority HEFAR -- Higher Education Facilities Authority Revenue
      HFA   -- Housing Finance Authority
      HFFA  -- Health Facilities Financing Authority
      IDA   -- Industrial Development Authority
      IDAG  -- Industrial Development Agency
      IDR   -- Industrial Development Revenue
      LIBOR -- London Interbank Offered Rate
      LLC   -- Limited Liability Corporation
      LOC   -- Letter of Credit
      LP    -- Limited Partnership
      MBIA  -- Municipal Bond Insurance Association
      MFHR  -- Multi-Family Housing Revenue
      MTN   -- Medium Term Note
      MUD   -- Municipal Utility District
      PCFA  -- Pollution Control Finance Authority
      PCR   -- Pollution Control Revenue
      PFA   -- Public Finance Authority
      PFFA  -- Public Facilities Financing Authority
      plc   -- Public Limited Company
      PSFG  -- Public School Fund Guaranty
      R&D   -- Research & Development
      RDA   -- Redevelopment Authority
      RDFA  -- Redevelopment Finance Authority
      REITS -- Real Estate Investment Trusts
      SFHR  -- Single Family Housing Revenue
      SFMR  -- Single Family Mortgage Revenue
      SLMA  -- Student Loan Marketing Association
      TBA   -- To Be Announced
      TRAN  -- Tax Revenue Anticipation Notes
      USD   -- Unified School District
      XLCA  -- XL Capital Assurance

       ---------------
[LOGO] WELLS ADVANTAGE
       FARGO FUNDS
       ---------------

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1- 888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by Global Index Advisors, Inc. and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Lehman Brothers Bond Indexes, which are published by Lehman Brothers Inc. The WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Lehman Brothers, and neither Dow Jones nor Lehman Brothers makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Lehman Brothers Bond Indexes. IN NO EVENT SHALL DOW JONES, LEHMAN BROTHERS OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

-----------------------------------------------------
NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
-----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2007 Wells Fargo Funds Management, LLC. All rights reserved.

                        www.wellsfargo.com/advantagefunds

                                                                    107546 12-07
                                                              ASMCNL/AR123 10-07

ITEM 2.  CODE OF ETHICS
=======================

As of the end of the period, October 31, 2007, Wells Fargo Funds Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================

The Board of Trustees of Wells Fargo Funds Trust has determined that Thomas S. Goho is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Goho is independent for purposes of Item 3 of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
======================
(a)
AUDIT FEES - Provided below are the aggregate fees billed for the fiscal years ended October 31, 2006 and October 31, 2007 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

         For the fiscal years ended October 31, 2006 and October 31, 2007, the Audit Fees were $1,843,600 and $1,872,500, respectively.

(b)
AUDIT-RELATED FEES - There were no audit-related fees incurred for the fiscal years ended October 31, 2006 and October 31, 2007 for assurance and related services by the principal accountant for the Registrant.

(c)
TAX FEES - Provided below are the aggregate fees billed for the fiscal years ended October 31, 2006 and October 31, 2007 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

         For the fiscal years ended October 31, 2006 and October 31, 2007, the Tax Fees were $110,800 and $ 115,200, respectively. The incurred Tax Fees are comprised of excise tax review services.

         For the fiscal years ended October 31, 2006 and October 31, 2007, the Tax Fees were $ 178,000 and $ 182,205, respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.

(d)
ALL OTHER FEES - There were no other fees incurred for the fiscal years ended October 31, 2006 and October 31, 2007.

(e)(1)
The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (the "Funds"); (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors ("Auditors") if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund's investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the
Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2)
Not Applicable.

(f) Not Applicable.

(g)
Provided below are the aggregate non-audit fees billed for the fiscal years ended October 31, 2006 and October 31, 2007, by the principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

         For the fiscal years ended October 31, 2006 and October 31, 2007, the Registrant incurred non-audit fees in the amount of $170,000 and $0, respectively. The non-audit fees consist of SAS70 control reviews of Wells Fargo Bank, N.A., the Funds' custodian.

         For the fiscal years ended October 31, 2006 and October 31, 2007, the Registrant's investment adviser incurred non-audit fees in the amount of $ 40,000 and $ 42,000, respectively. The non-audit fees for the year-ended October 31, 2006 and 2007 relate to examination of securities pursuant to rule 206 (4)-2 under the Investment Advisors Act of 1940.

(h)
The Registrant's audit committee of the board of directors has determined that non-audit services rendered to the registrant's investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

=============================================
Not applicable.




ITEMS 6. SCHEDULE OF INVESTMENTS
=================================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
   CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=============================================================================
Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES
=============================================================================
Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECUIRTY HOLDERS
============================================================
Not applicable.


ITEM 11.  CONTROLS AND PROCEDURES
================================

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS
=================
(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                     Wells Fargo Funds Trust

                                     By:

                                     /s/ Karla M. Rabusch

                                     Karla M. Rabusch
                                     President

Date: December 17, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.



                                     By:
                                           /s/ Karla M. Rabusch


                                           Karla M. Rabusch
                                           President

Date: December 17, 2007


                                     By:
                                           /s/ Stephen W. Leonhardt


                                           Stephen W. Leonhardt
                                           Treasurer

Date: December 17, 2007

                                  CERTIFICATION
                                  -------------


I, Karla M. Rabusch, certify that:

1.I have reviewed this report on Form N-CSR of Wells Fargo Advantage Specialized Financial Services Fund, Wells Fargo Advantage Specialized Health Sciences Fund, Wells Fargo Advantage Specialized Technology Fund, Wells Fargo Advantage C&B Mid Cap Value Fund, Wells Fargo Advantage Common Stock Fund, Wells Fargo Advantage Mid Cap Growth Fund, Wells Fargo Advantage Small Cap Growth Fund, Wells Fargo Advantage Small Cap Opportunities Fund, Wells Fargo Advantage Small Cap Value Fund, Wells Fargo Advantage Discovery Fund, Wells Fargo Advantage Enterprise Fund, Wells Fargo Advantage Mid Cap Disciplined Fund, Wells Fargo Advantage Opportunity Fund, Wells Fargo Advantage Small Cap Disciplined Fund, and Wells Fargo Small/Mid Cap Value Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

         d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and


5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: December 17, 2007

/s/ Karla M. Rabusch

-----------------------
Karla M. Rabusch
President
Wells Fargo Funds Trust
                                                                 Exhibit 99.CERT

                                  CERTIFICATION
                                  -------------


I, Stephen W. Leonhardt certify that:

1.I have reviewed this report on Form N-CSR of Wells Fargo Advantage Specialized Financial Services Fund, Wells Fargo Advantage Specialized Health Sciences Fund, Wells Fargo Advantage Specialized Technology Fund, Wells Fargo Advantage C&B Mid Cap Value Fund, Wells Fargo Advantage Common Stock Fund, Wells Fargo Advantage Mid Cap Growth Fund, Wells Fargo Advantage Small Cap Growth Fund, Wells Fargo Advantage Small Cap Opportunities Fund, Wells Fargo Advantage Small Cap Value Fund, Wells Fargo Advantage Discovery Fund, Wells Fargo Advantage Enterprise Fund, Wells Fargo Advantage Mid Cap Disciplined Fund, Wells Fargo Advantage Opportunity Fund, Wells Fargo Advantage Small Cap Disciplined Fund, and Wells Fargo Small/Mid Cap Value Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

         d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and


5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):


         a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: December 17, 2007

/s/ Stephen W. Leonhardt

------------------------
Stephen W. Leonhardt
Treasurer
Wells Fargo Funds Trust
                                                                 Exhibit 99.CERT

                            SECTION 906 CERTIFICATION
                            -------------------------


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended October 31, 2007 (the "Report") fully complies with the requirements of Section 15(d) of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: December 17, 2007

                                     By:
                                     /s/ Karla M. Rabusch


                                     Karla M. Rabusch
                                     President
                                     Wells Fargo Funds Trust

This certification is being furnished to the Securities and Exchnage Commission pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the Securities and Exchange Commission.

                            SECTION 906 CERTIFICATION
                            -------------------------


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of his knowledge, that the Trust's report on Form N-CSR for the period ended October 31, 2007 (the "Report") fully complies with the requirements of Section 15(d) of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: December 17, 2007

                                     By:
                                     /s/ Stephen W. Leonhardt


                                     Stephen W. Leonhardt
                                     Treasurer
                                     Wells Fargo Funds Trust

This certification is being furnished to the Securities and Exchnage Commission pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the Securities and Exchange Commission.